                                                    REGISTRATION NO. 333-130988
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 15    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 274           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2013 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 15 ("PEA") to the Form N-4 Registration Statement No. 333-130988 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) Strategies (Series 900)

A group flexible premium deferred variable annuity contract


PROSPECTUS DATED MAY 1, 2013


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) STRATEGIES?

EQUI-VEST(R) Strategies is a group-deferred annuity contract ("contract") issued by AXA EQUITABLE LIFE INSURANCE COMPANY. Either the plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. EQUI-VEST(R) Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the certificate's material features, benefits, rights and obligations, as well as other information. The description of the certificate's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST(R) Strategies contract to fund two types of "plans":
Section 403(b) (also referred to as "TSA" plans or contracts) or governmental employer Section 457(b) plans (also referred to as "EDC" plans or contracts) (together "plans"). The EQUI-VEST(R) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions.


-------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------
 FIXED INCOME
-------------------------------------------------------------------------------------------------
.. American Funds Insurance Series(R)             . EQ/Intermediate Government Bond/ /
  BondSM/(1) /                                   . EQ/Money Market
.. AXA Conservative Allocation/(2)/               . EQ/PIMCO Global Real Return/(1)/
.. AXA Conservative-Plus Allocation/(2)/          . EQ/PIMCO Ultra Short Bond
.. AXA Conservative Growth Strategy/(3)/          . EQ/Quality Bond PLUS
.. AXA Conservative Strategy/(3)/                 . Invesco V.I. High Yield
.. EQ/Core Bond Index                             . Ivy Funds VIP High Income
.. EQ/Franklin Core Balanced                      . Multimanager Core Bond
.. EQ/Global Bond PLUS                            . Multimanager Multi-Sector Bond
.. EQ/High Yield Bond/(1)/
-------------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------------------------------
.. AXA Aggressive Allocation/(2)/                 . EQ/AllianceBernstein Small Cap Growth
.. AXA Moderate-Plus Allocation/(2)/              . EQ/AXA Franklin Small Cap Value Core
.. AXA Moderate Growth Strategies/(3)/            . EQ/BlackRock Basic Value Equity
.. AXA Tactical Manager 400                       . EQ/Boston Advisors Equity Income
.. AXA Tactical Manager 500                       . EQ/Calvert Socially Responsible
.. AXA Tactical Manager 2000                      . EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-----------------------------------------------------------------------------------------------
.. EQ/AllianceBernstein Dynamic Wealth           . EQ/Wells Fargo Omega Growth
  Strategies/(3)/                               . Fidelity(R) VIP Contrafund(R)
.. EQ/Common Stock Index                         . Goldman Sachs VIT Mid Cap Value
.. EQ/Davis New York Venture                     . Invesco V.I. Mid Cap Core Equity
.. EQ/Equity 500 Index                           . Invesco V.I. Small Cap Equity
.. EQ/Equity Growth PLUS                         . Ivy Funds VIP Energy
.. EQ/Franklin Templeton Allocation              . Ivy Funds VIP Mid Cap Growth
.. EQ/GAMCO Mergers and Acquisitions             . Ivy Funds VIP Small Cap Growth
.. EQ/GAMCO Small Company Value                  . MFS(R) Investors Growth Stock
.. EQ/JPMorgan Value Opportunities               . MFS(R) Investors Trust
.. EQ/Large Cap Core PLUS                        . MFS(R) Technology
.. EQ/Large Cap Growth Index                     . MFS(R) Utilities
.. EQ/Large Cap Growth PLUS                      . Multimanager Aggressive Equity
.. EQ/Large Cap Value Index                      . Multimanager Large Cap Core Equity
.. EQ/Large Cap Value PLUS                       . Multimanager Large Cap Value
.. EQ/Lord Abbett Large Cap Core                 . Multimanager Mid Cap Growth
.. EQ/Mid Cap Index                              . Multimanager Mid Cap Value
.. EQ/Mid Cap Value PLUS                         . Multimanager Small Cap Growth
.. EQ/Montag & Caldwell Growth                   . Multimanager Small Cap Value
.. EQ/Morgan Stanley Mid Cap Growth              . Multimanager Technology
.. EQ/Mutual Large Cap Equity                    . Target 2015 Allocation
.. EQ/Small Company Index                        . Target 2025 Allocation
.. EQ/T. Rowe Price Growth Stock                 . Target 2035 Allocation
.. EQ/Templeton Global Equity                    . Target 2045 Allocation
.. EQ/UBS Growth and Income                      . Van Eck VIP Global Hard Assets
.. EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-----------------------------------------------------------------------------------------------
.. AXA Tactical Manager International            . EQ/Oppenheimer Global
.. EQ/Emerging Markets Equity PLUS/(1)/          . Invesco V.I. Global Real Estate
.. EQ/Global Multi-Sector Equity                 . Invesco V.I. International Growth
.. EQ/International Core PLUS                    . Lazard Retirement Emerging Markets Equity
.. EQ/International Equity Index                 . MFS(R) International Value
.. EQ/International Value PLUS                   . Multimanager International Equity
.. EQ/MFS International Growth                   -----------------------------------------------
------------------------------------------------
 BALANCED/HYBRID STOCKS
------------------------------------------------
.. All Asset Aggressive - Alt 25/(1)(4)/         . AXA Balanced Strategy/(3)/
.. All Asset Growth - Alt 20/(4)/                . AXA Moderate Allocation/(2)/
.. All Asset Moderate Growth - Alt 15/(1)(4)/
-----------------------------------------------------------------------------------------------


(1)These new variable investment options will be available on or about May 20, 2013, subject to Regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for more information on these new variable investment options.
(2)The AXA Allocation portfolios.
(3)These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the "Personal Income Benefit variable investment options." Please note that they are also available without the Personal Income Benefit. For more information, see "What are your investment options under the contract?" later in this prospectus.
(4)Also referred to as an "All Asset" variable investment option in this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                          EV Series 900 (IF/NB)
                                                                        #417079

You allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account
A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options -- the AXA Balanced Strategy, the AXA Conservative Growth Strategy, the AXA Conservative Strategy, the AXA Moderate Growth Strategy and the EQ/AllianceBernstein Dynamic Wealth Strategies.

Minimum contribution amounts of $20 may be made under the contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2013, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus

--------------------------------------------------------------------------------





     Index of key words and phrases                                     5
     Who is AXA Equitable?                                              6
     How to reach us                                                    7
     EQUI-VEST(R) Strategies (Series 900) group annuity contract at a
       glance -- key features                                           9


     ---------------------------------------------------------------------
     FEE TABLE
     ---------------------------------------------------------------------

     Examples: EQUI-VEST(R) Strategies contracts                       12
     Condensed financial information                                   13


     ---------------------------------------------------------------------
     1. CONTRACT FEATURES AND BENEFITS
     ---------------------------------------------------------------------
     How you can contribute to your certificate                        14
     How EQUI-VEST(R) Strategies is available                          15
     How contributions can be made                                     15
     What are your investment options under the contract?              15
     Portfolios of the Trusts                                          17
     Selecting your investment method                                  27
     ERISA considerations for employers                                28
     Allocating your contributions                                     28
     Unallocated account                                               28
     Personal Income Benefit                                           29
     Death benefit                                                     35
     Your right to cancel within a certain number of days              36


     ---------------------------------------------------------------------
     2. DETERMINING YOUR CERTIFICATE'S VALUE                           37
     ---------------------------------------------------------------------
     Your account value and cash value                                 37
     Your certificate's value in the variable investment options       37
     Your certificate's value in the guaranteed interest option        37
     Your certificate's value in the fixed maturity options            37
     Insufficient account value                                        37


     ---------------------------------------------------------------------
     3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
       OPTIONS                                                         38
     ---------------------------------------------------------------------
     Transferring your account value                                   38
     Disruptive transfer activity                                      39
     Automatic transfer options                                        39
     Investment simplifier                                             39
     Rebalancing your account value                                    40




-------------
"We," "our" and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.

When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract holder"). When we use the word "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

                          CONTENTS OF THIS PROSPECTUS

     ----------------------------------------------------------------------
     4.ACCESSING YOUR MONEY                                             42
     ----------------------------------------------------------------------
     Withdrawing your account value                                     42
     How withdrawals are taken from your account value                  46
     Loans                                                              46
     Termination of participation                                       47
     Texas ORP participants                                             47
     When to expect payments                                            47
     Your annuity payout options                                        47


     ----------------------------------------------------------------------
     5.CHARGES AND EXPENSES                                             50
     ----------------------------------------------------------------------
     Charges under the contracts                                        50
     Charges that the Trusts deduct                                     52
     Variations in charges                                              53


     ----------------------------------------------------------------------
     6.PAYMENT OF DEATH BENEFIT                                         54
     ----------------------------------------------------------------------
     Your beneficiary and payment of benefit                            54
     How death benefit payment is made                                  54
     Beneficiary continuation option                                    54


     ----------------------------------------------------------------------
     7.TAX INFORMATION                                                  57
     ----------------------------------------------------------------------
     Tax information and ERISA matters                                  57
     Choosing a contract to fund a retirement arrangement               57
     Special rules for tax-favored retirement plans                     57
     Additional "Saver's Credit" for salary reduction contributions to
       certain plans                                                    57
     Tax-sheltered annuity arrangements (TSAs)                          58
     Distributions from TSAs                                            60
     Public employee deferred compensation plans (EDC Plans)            63
     ERISA matters                                                      66
     Certain rules applicable to plans designed to comply with
       Section 404(c) of ERISA                                          66
     Federal and state income tax withholding and information
       reporting                                                        67
     Federal income tax withholding on periodic annuity payments        67
     Federal income tax withholding on non-periodic annuity
       payments (withdrawals) which are not eligible rollover
       distributions                                                    67
     Mandatory withholding from eligible rollover distributions         67
     Impact of taxes to AXA Equitable                                   67


     ----------------------------------------------------------------------
     8.MORE INFORMATION                                                 68
     ----------------------------------------------------------------------
     About our Separate Account A                                       68
     About the Trusts                                                   68
     About our fixed maturity options                                   68
     About the general account                                          69
     Dates and prices at which certificate events occur                 70
     About your voting rights                                           70
     Statutory compliance                                               71
     About legal proceedings                                            71
     Financial statements                                               71
     Transfers of ownership, collateral assignments, loans, and
       borrowing                                                        71

    Funding changes                                                     71
    Distribution of the contracts                                       71


    -----------------------------------------------------------------------
    9.INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                   74
    -----------------------------------------------------------------------


    -----------------------------------------------------------------------
    APPENDICES
    -----------------------------------------------------------------------

        I   --   Condensed financial information                         I-1
       II   --   Market value adjustment example                        II-1
      III   --   Death benefit example                                 III-1
       IV   --   State contract availability and/or variations of
                   certain features and benefits                        IV-1


      ----------------------------------------------------------------------
      STATEMENT OF ADDITIONAL INFORMATION
        Table of contents
      ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                        PAGE

                   account value                           37
                   annuity payout options                  47
                   AXA Equitable Access Account            54
                   beneficiary                             54
                   beneficiary continuation option         54
                   business day                            70
                   cash value                              37
                   certificate                              1
                   contract date                           28
                   contract date anniversary               28
                   contract year                           28
                   contributions                           14
                   disruptive transfer activity            39
                   DOL                                     28
                   EDC                                      1
                   ERISA                                   28
                   elective deferral contributions         58
                   fixed maturity amount                   26
                   fixed maturity option                   26
                   Guaranteed Annual Withdrawal Amount     29
                   guaranteed interest option              26
                   Guaranteed Transfer Withdrawal Rate     30
                   Guaranteed Withdrawal Rate              30
                   investment options                   1, 15
                   market adjusted amount                  26
                   market timing                           39
                   market value adjustment                 26


                                                        PAGE

                   maturity value                          26
                   net loan interest charge                46
                   Non-Personal Income Benefit
                     investment options                    38
                   Online Account Access                    7
                   partial withdrawals                     43
                   participant                              1
                   participation date                      14
                   participation date anniversary          14
                   participation year                      14
                   Personal Income Benefit                 29
                   Personal Income Benefit account
                     value                                 29
                   Personal Income Benefit charge          52
                   Personal Income Benefit variable
                     investment options                15, 28
                   portfolio                                2
                   processing office                        7
                   rate to maturity                        26
                   Required Beginning Date                 65
                   SAI                                      2
                   SEC                                      2
                   salary reduction contributions          57
                   TOPS                                     7
                   TSA                                     58
                   Trusts                              17, 68
                   unit                                    37
                   unit investment trust                   68
                   variable investment options          1, 16


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA AND GOVERNMENTAL EMPLOYER EDC LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Loan Repayments Lockbox
  P.O. Box 13496
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENTBY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options;


..   the daily unit values for the variable investment options; and

..   the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.


You can also:


..   change your allocation percentages and/or transfer among the Non-Personal
    Income Benefit variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and


..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;


..   change your address;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

                             WHO IS AXA EQUITABLE?

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the investment simplifier;

(2)election of the automatic deposit service (TSA certificates only);

(3)election of the rebalancing program;

(4)election of required minimum distribution automatic withdrawal option;

(5)election of beneficiary continuation option;

(6)transfer/rollover of assets to another carrier;

(7)request for a loan;

(8)tax withholding election;

(9)certificate surrender and withdrawal requests;

(10)requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)election to begin withdrawals under the Personal Income Benefit;

(12)requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(13)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes; and

(3)transfers among investment options.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)investment simplifier;

(2)rebalancing program;

(3)systematic withdrawals; and

(4)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Strategies (Series 900) group annuity contract at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT      EQUI-VEST(R) Strategies' variable investment options invest
MANAGEMENT                   in different portfolios sub-advised by professional
                             investment advisers.
-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS  The Variable Investment Options for which information is provided in this prospectus are available under the
                             contract, subject to state regulatory approval and
                             availability under your employer's plan.
-----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION   .   Principal and interest guarantees
                             .   Interest rates set periodically
-----------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS       .   10 fixed maturity options with maturities ranging from
                                 approximately 1 to 10 years.
                             .   Each fixed maturity option offers a guarantee of
                                 principal and interest rate if you hold it to maturity.
                             ------------------------------------------------------------
                             If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make
                             deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which
                             will increase or decrease any fixed maturity amount you
                             have in that fixed maturity option.
-----------------------------------------------------------------------------------------
TAX CONSIDERATIONS           .   No tax on earnings inside the contract until you make
                                 withdrawals from your certificate or receive annuity
                                 payments.
                             ------------------------------------------------------------
                             .   No tax on transfers among investment options inside the
                                 contract.
                             ------------------------------------------------------------
                             Because you are purchasing or contributing to an annuity
                             contract to fund a tax-qualified employer sponsored
                             retirement arrangement you should be aware that such
                             annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before
                             purchasing one of these contracts, employers should
                             consider whether its features and benefits beyond tax
                             deferral meet participant's needs and goals. Employers may also want to consider the relative features, benefits and
                             costs of these contracts with any other investment that
                             participants may use in connection with their retirement
                             plan or arrangement. Depending on the participant's
                             personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum
                             distributions ("RMDs"). (For more information, see "Tax
                             information" later in this prospectus.)
-----------------------------------------------------------------------------------------
PERSONAL INCOME BENEFIT      If available, the Personal Income Benefit guarantees that
                             you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal
                             Amount beginning at age 65 or later and subject to a
                             distributable event (For example, the plan terminates or
                             when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to
                             begin taking Guaranteed Annual Withdrawal Amount payments
                             while still employed by the employer sponsoring the plan.)
                             Withdrawals of your Guaranteed Annual Withdrawal Amount
                             between the ages of 59 1/2 and 65 are available but will
                             result in a reduced Guaranteed Annual Withdrawal Amount.
                             Withdrawals are taken from your Personal Income Benefit
                             account value and continue during your lifetime even if
                             your Personal Income Benefit account value falls to zero
                             (unless the reduction to zero is caused by a withdrawal
                             that exceeds your Guaranteed Annual Withdrawal Amount).
                             EARLY WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT
                             VALUE OR WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT
                             ACCOUNT VALUE THAT EXCEED YOUR GUARANTEED ANNUAL WITHDRAWAL
                             AMOUNT MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                             THE PERSONAL INCOME BENEFIT. Amounts allocated in
                             connection with the Personal Income Benefit feature are
                             limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the
                             Personal Income Benefit variable investment options to the
                             Non-Personal Income Benefit investment options. For more
                             information, see "Personal Income Benefit" in "Contract
                             features and benefits" later in this prospectus.
-----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         .   $20 (minimum) each contribution
                             .   Maximum contribution limitations apply to all contracts.
                             ------------------------------------------------------------
                             In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST(R) series, EQUI-VEST At
                             Retirement(R) and At Retirement/SM/ contracts with the same participant or owner. Also, we may refuse to accept any
                             contribution if the sum of all contributions under all AXA
                             Equitable annuity accumulation contracts/certificates of
                             which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the
                             contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable
                             investment option to new contributions or transfers. For
                             more information, see "How you can contribute to your
                             certificate" in "Contract features and benefits" later in
                             this prospectus.
-----------------------------------------------------------------------------------------

  EQUI-VEST(R) STRATEGIES (SERIES 900) GROUP ANNUITY CONTRACT AT A GLANCE --
                                 KEY FEATURES

--------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      .   Partial withdrawals
                          .   Loans (if permitted by your plan)
                          .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                              (if you funded the Personal Income Benefit feature)
                          .   Several withdrawal options on a periodic basis
                          .   Certificate surrender
                          Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain
                          withdrawals or if you surrender your certificate. You may
                          also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION  The contract provides a death benefit for the beneficiary.
                          The death benefit is equal to the account value or the
                          standard death benefit, whichever is higher. However, if
                          you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit,
                          whichever is higher.
--------------------------------------------------------------------------------------
PAYOUT OPTIONS            .   Fixed annuity payout options
                          .   Variable Immediate Annuity payout options (described in
                              a separate prospectus for that option)
--------------------------------------------------------------------------------------
ADDITIONAL FEATURES       .   Dollar cost averaging by automatic transfers
                             -- Interest sweep option
                             -- Fixed dollar option
                          .   Rebalancing of your Non-Personal Income Benefit account
                              value (quarterly, semiannually, and annually)
                          .   No charge on transfers among investment options
                          .   Waiver of withdrawal charge under certain circumstances
                          .   Beneficiary continuation option
--------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this prospectus for
                          complete details.
--------------------------------------------------------------------------------------
PARTICIPANT ISSUE AGES    .   0-85
--------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT AS DESCRIBED IN THIS PROSPECTUS. PLEASE SEE APPENDIX IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

  EQUI-VEST(R) STRATEGIES (SERIES 900) GROUP ANNUITY CONTRACT AT A GLANCE --
                                 KEY FEATURES

Fee table

--------------------------------------------------------------------------------


The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)                6.00%

Charge for third-party transfer or direct rollover/(1)/ $65 maximum per participant for each occurrence;
Special services charges                                currently $25 per participant for each occurrence
 .   Wire transfer charge/(2)/                          $90 (current and maximum)
 .   Express mail charge/(2)/                           $35 (current and maximum)
----------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.


---------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 PARTICIPATION DATE ANNIVERSARY/(3)/
---------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                    The lesser of a current charge of $30 (maximum $65)
                                                        or 2% of your account value plus any prior withdrawals
                                                        during the participation year.
Net loan interest charge -- (calculated as a
percentage of the outstanding loan amount and deducted
at the time the loan repayment is received)             2.00%/(4)/

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT
 OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
---------------------------------------------------------------------------------

Separate Account annual expenses/(5)/                   0.25% to 1.20% (maximum)

------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF
 YOU ELECT THE ENHANCED DEATH BENEFIT
------------------------------------------------------------------------

Enhanced death benefit charge (as a percentage of your
account value) is deducted annually on each
participation date anniversary                          0.15% (maximum)

------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PERSONAL INCOME BENEFIT
 ACCOUNT VALUE EACH YEAR IF YOU ELECT THE FOLLOWING
 BENEFIT
------------------------------------------------------------------------------------

Personal Income Benefit charge (calculated as a
percentage of your Personal Income Benefit account
value)/(6)/                                             1.00% (current and maximum)

Please see "Personal Income Benefit" in "Contract features and benefits" for more information about this feature, and "Personal Income Benefit charge" in "Charges and expenses" later in this prospectus.
------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from                Lowest Highest
portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/  0.63%  35.18%
-----------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

Notes:

(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  1.44%
----------------------------------------------------------------------------------------------------------------------



   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.


(1)This charge will never exceed 2% of the amount disbursed or transferred.

(2)Unless you specify otherwise, this charge will be deducted from the amount you request.

(3)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third-party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(4)We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(5)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit. For contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(6)If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your certificate date anniversary, we will deduct a pro rata portion of the charge for that year.



EXAMPLES: EQUI-VEST(R) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Strategies contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The guaranteed interest option and the fixed maturity options are not covered in these examples. However, the withdrawal charge, the enhanced death benefit charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the fixed maturity options. The examples assume the election of the enhanced death benefit. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Both examples below show the expenses a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2012, which results in an estimated charge of 0.0765% of account value.


These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio and the AXA Conservative Strategy portfolio, respectively.


------------------------------------------------------------------------------------------------------
                                                               IF YOU DO NOT SURRENDER YOUR
                     IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                     END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
------------------------------------------------------------------------------------------------------
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum
   fees and
   expenses of any
   of the portfolios  $934     $1,735    $2,554     $4,181     $388     $1,177    $1,983     $4,080
------------------------------------------------------------------------------------------------------
(b)assuming minimum
   fees and
   expenses of any
   of the portfolios  $914     $1,677    $2,461     $3,999     $367     $1,115    $1,884     $3,896
------------------------------------------------------------------------------------------------------

(1)Please see "Withdrawal charge" in "Charges and Expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.

                                   FEE TABLE

The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. The example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The Non-Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the All Asset Aggressive - Alt 25 portfolio and the EQ/Equity 500 Index and EQ/Small Company Index portfolios, respectively.



------------------------------------------------------------------------------------------------------
                                                               IF YOU DO NOT SURRENDER YOUR
                     IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                     END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
------------------------------------------------------------------------------------------------------
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum
   fees and
   expenses of any
   of the portfolios $4,200    $8,261    $10,062   $11,301    $3,841    $8,102    $9,991    $11,300
------------------------------------------------------------------------------------------------------
(b)assuming minimum
   fees and
   expenses of any
   of the portfolios $  771    $1,253    $ 1,763   $ 2,575    $  216    $  666    $1,142    $ 2,456
------------------------------------------------------------------------------------------------------

(1)Please see "Withdrawal charge" in "Charges and Expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2012.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CERTIFICATE

Payments made to us are called "contributions." We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

--------------------------------------------------------------------------------
THE 12-MONTH PERIOD BEGINNING ON THE PARTICIPANT'S DATE AND EACH 12-MONTH
PERIOD THEREAFTER IS A "PARTICIPATION YEAR." THE "PARTICIPATION DATE" MEANS THE EARLIER OF (A) THE BUSINESS DAY ON WHICH WE ISSUE A CERTIFICATE TO THE PLAN PARTICIPANT UNDER THE EQUI-VEST(R) STRATEGIES CONTRACT AND (B) THE BUSINESS DAY ON WHICH THE FIRST CONTRIBUTION FOR THE PLAN PARTICIPANT IS RECEIVED AT OUR PROCESSING OFFICE. FOR EXAMPLE, IF YOUR PARTICIPATION DATE IS MAY 1, YOUR PARTICIPATION DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CERTIFICATE AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND THE PERSONAL INCOME BENEFIT FEATURE AT ALL. THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED THE PERSONAL INCOME BENEFIT FEATURE BY ALLOCATING AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.


------------------------------------------------------------------------------------
 CONTRACT TYPE      SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------
TSA              .   Employer-remitted employee    .   For 2013, maximum amount of
                     salary reduction and/or           employer and employee
                     various types of employer         contributions is generally
                     contributions.                    the lesser of $51,000 or
                                                       100% of compensation, with
                 .   Additional "catch-up"             maximum salary reduction
                     contributions.                    contribution of $17,500.

                 .   Only if plan permits,         .   If employer's plan permits,
                     "designated Roth"                 an individual at least age
                     contributions under Section       50 at any time during 2013
                     402A of the Code.                 can make up to $5,500
                                                       additional salary reduction
                 .   Only if plan permits, direct      "catch-up" contributions.
                     plan-to-plan transfers from
                     another 403(b) plan or        .   All salary reduction
                     contract exchanges from           contributions (whether
                     another 403(b) contract           pre-tax or designated Roth)
                     under the same plan.              may not exceed the total
                                                       maximum (For 2013, $17,500
                 .   Only if plan permits,             and age 50 catch-up of
                     eligible rollover                 $5,500).
                     distributions from other
                     403(b) plans, qualified       .   Rollover or direct transfer
                     plans, governmental employer      contributions after age
                     457(b) EDC plans and              70 1/2 must be net of any
                     traditional IRAs.                 required minimum
                                                       distributions.

                                                   .   Different sources of
                                                       contributions and earnings
                                                       may be subject to withdrawal
                                                       restrictions.
------------------------------------------------------------------------------------
Governmental     .   Employer-remitted employee    .   Contributions subject to
Employer EDC         salary reduction and/or           plan limits. Maximum
                     employer contributions.           contribution for 2013 is
                                                       lesser of $17,500 or 100% of
                 .   Additional "age 50 catch-up"      includible compensation.
                     contributions.
                                                   .   If plan permits, an
                 .   Only if plan permits,             individual may make catch-up
                     "designated Roth"                 contributions for 3 years of
                     contributions under Sections      service preceding plan
                     457 and 402A of the Code.         retirement age; 2013 maximum
                                                       is $35,000.
                 .   Only if the plan permits,
                     eligible rollover             .   If governmental employer
                     distributions from other          457(b) EDC plan permits, an
                     governmental employer 457(b)      individual at least age 50
                     EDC plans, 403(b) plans,          at any time during 2013 can
                     qualified plans and               make up to $5,500 additional
                     traditional IRAs.                 salary reduction "catch- up"
                                                       contributions. This must be
                                                       coordinated with the
                                                       "catch-up" contributions for
                                                       3 years of service preceding
                                                       plan retirement age.
------------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your certificate, see "Dates and prices at which certificate events occur" in "More information" later in this prospectus. Please review your certificate for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

HOW EQUI-VEST(R) STRATEGIES IS AVAILABLE


The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder and participants under the plans will be covered by the contract. The maximum issue age for the participant is 85.


HOW CONTRIBUTIONS CAN BE MADE

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete enrollment form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------

OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you or your employer selects. See "Selecting your investment method" later in this prospectus. We may, at any time, exercise our rights to change, limit or amend the number of investment options an employer may elect or to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

BY ALLOCATING AT LEAST $1,000 OF YOUR TOTAL CONTRIBUTION OR TRANSFER AMOUNT TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE ACTIVATING THE PERSONAL INCOME BENEFIT FEATURE. THIS IS THE ONLY WAY IN WHICH YOU CAN ACTIVATE THIS BENEFIT. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

                        CONTRACT FEATURES AND BENEFITS

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under "Personal Income Benefit."

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

-------------------------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL INCOME      FOR ALLOCATIONS TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                        BENEFIT ACCOUNT VALUE
-------------------------------------------------------------------------------------------
.. Personal Income Benefit AXA Balanced        . AXA Balanced Strategy
  Strategy
.. Personal Income Benefit AXA Conservative    . AXA Conservative Growth Strategy
  Growth Strategy
.. Personal Income Benefit AXA Conservative    . AXA Conservative Strategy
  Strategy
.. Personal Income Benefit AXA Moderate        . AXA Moderate Growth Strategy
  Growth Strategy
.. Personal Income Benefit EQ/                 . EQ/AllianceBernstein Dynamic Wealth
  AllianceBernstein Dynamic Wealth Strategies   Strategies
-------------------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND FIXED MATURITY OPTIONS, SUBJECT TO CERTAIN RESTRICTIONS AND YOUR EMPLOYER'S PLAN LIMITATIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios, the AXA Strategic Allocation portfolios and the All Asset portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios, the AXA Strategic Allocation portfolios and the All Asset portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios, the AXA Strategic Allocation portfolios and the All Asset portfolios than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Tactical Manager portfolios, the AXA Allocation portfolios, the AXA Strategic Allocation portfolios, the All Asset portfolios and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your Total account value may rise less than it would have without these defensive actions. If you have the Personal Income Benefit, this strategy may also indirectly suppress the value of the Ratchet Base associated with the Personal Income Benefit.


The investment strategies of the portfolios are designed to reduce the overall volatility of your Total account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract and the value of the Ratchet Base associated with the Personal Income Benefit.


----------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER
 AXA PREMIER VIP                                                              (OR
 TRUST                                                                        SUB-ADVISER(S), AS
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   APPLICABLE)
----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks to achieve long-term capital          .   AXA Equitable
  ALLOCATION/(1)/                 appreciation.                                   Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks to achieve a high level of current    .   AXA Equitable
  ALLOCATION/(1)/                 income.                                         Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks to achieve current income and growth  .   AXA Equitable
  CONSERVATIVE-PLUS               of capital, with a greater emphasis on cur-     Funds Management
  ALLOCATION/(1)/                 rent income.                                    Group, LLC
----------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital          .   AXA Equitable
  ALLOCATION/(1)/                 appreciation and current income.                Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks to achieve long-term capital          .   AXA Equitable
  ALLOCATION/(1)/                 appreciation and current income, with a         Funds Management
                                  greater emphasis on capital appreciation.       Group, LLC
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                              INVESTMENT MANAGER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                                   APPLICABLE)
----------------------------------------------------------------------------------------------------
MULTIMANAGER          Class A     Seeks to achieve long-term growth of        .   AllianceBernstein
  AGGRESSIVE EQUITY               capital with an emphasis on risk-adjusted       L.P.
                                  returns and managing volatility in the      .   AXA Equitable
                                  Portfolio.                                      Funds Management
                                                                                  Group, LLC
                                                                              .   ClearBridge
                                                                                  Investments, LLC
                                                                              .   GCIC US Ltd.
                                                                              .   Marsico Capital
                                                                                  Management, LLC
                                                                              .   T. Rowe Price
                                                                                  Associates, Inc.
                                                                              .   Westfield Capital
                                                                                  Management
                                                                                  Company, L.P.
----------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Class B     Seeks to achieve a balance of high current  .   BlackRock
  BOND                            income and capital appreciation,                Financial
                                  consistent with a prudent level of risk.        Management, Inc.
                                                                              .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company LLC
                                                                              .   SSgA Funds
                                                                                  Management, Inc.
----------------------------------------------------------------------------------------------------
MULTIMANAGER          Class B     Seeks to achieve long-term growth of        .   AXA Equitable
  INTERNATIONAL                   capital with an emphasis on risk-adjusted       Funds Management
  EQUITY                          returns and managing volatility in the          Group, LLC
                                  Portfolio.                                  .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST Partners,
                                                                                  LLC
                                                                              .   J.P. Morgan
                                                                                  Investment
                                                                                  Management Inc.
                                                                              .   Marsico Capital
                                                                                  Management, LLC
----------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE    Class B     Seeks to achieve long-term growth of        .   AllianceBernstein
  CAP CORE EQUITY                 capital with an emphasis on risk-adjusted       L.P.
                                  returns and managing volatility in the      .   AXA Equitable
                                  Portfolio.                                      Funds Management
                                                                                  Group, LLC
                                                                              .   Janus Capital
                                                                                  Management, LLC
                                                                              .   Thornburg
                                                                                  Investment
                                                                                  Management, Inc.
----------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE    Class B     Seeks to achieve long-term growth of        .   AllianceBernstein
  CAP VALUE                       capital with an emphasis on risk-adjusted       L.P.
                                  returns and managing volatility in the      .   AXA Equitable
                                  Portfolio.                                      Funds Management
                                                                                  Group, LLC
                                                                              .   Institutional
                                                                                  Capital LLC
                                                                              .   MFS Investment
                                                                                  Management
----------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Class B     Seeks to achieve long-term growth of        .   AllianceBernstein
  CAP GROWTH                      capital with an emphasis on risk-adjusted       L.P.
                                  returns and managing volatility in the      .   AXA Equitable
                                  Portfolio.                                      Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Franklin
                                                                                  Advisers, Inc.
                                                                              .   Wellington
                                                                                  Management
                                                                                  Company, LLP
----------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Class B     Seeks to achieve long-term growth of        .   AXA Equitable
  CAP VALUE                       capital with an emphasis on risk-adjusted       Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                  .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill
                                                                                  Capital
                                                                                  Management, Inc.
                                                                              .   Knightsbridge
                                                                                  Asset Management,
                                                                                  LLC
                                                                              .   Lord, Abbett &
                                                                                  Co. LLC
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                                    APPLICABLE)
-----------------------------------------------------------------------------------------------------
MULTIMANAGER          Class A     Seeks to achieve a high total return         .   Pacific
  MULTI-SECTOR BOND               through a combination of current income          Investment
                                  and capital appreciation.                        Management
                                                                                   Company LLC
                                                                               .   Post Advisory
                                                                                   Group, LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL    Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP GROWTH                      capital with an emphasis on risk-adjusted        Funds Management
                                  returns and managing volatility in the           Group, LLC
                                  Portfolio.                                   .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Lord, Abbett &
                                                                                   Co. LLC
                                                                               .   Morgan Stanley
                                                                                   Investment
                                                                                   Management Inc.
                                                                               .   NorthPointe
                                                                                   Capital, LLC
-----------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL    Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP VALUE                       capital with an emphasis on risk-adjusted        Funds Management
                                  returns and managing volatility in the           Group, LLC
                                  Portfolio.                                   .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Franklin Advisory
                                                                                   Services, LLC
                                                                               .   Pacific Global
                                                                                   Investment
                                                                                   Management Company
-----------------------------------------------------------------------------------------------------
MULTIMANAGER          Class B     Seeks to achieve long-term growth of         .   Allianz Global
  TECHNOLOGY                      capital.                                         Investors US LLC
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-----------------------------------------------------------------------------------------------------
TARGET 2015           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------
TARGET 2025           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------
TARGET 2035           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC


--------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                            SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                                 APPLICABLE)
--------------------------------------------------------------------------------------------------
ALL ASSET             Class IB    Seeks long-term capital appreciation and  .   AXA Equitable
  AGGRESSIVE - ALT                current income, with a greater emphasis       Funds Management
  25/(2)(3)/                      on capital appreciation.                      Group, LLC
--------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Class IB    Seeks long-term capital appreciation and  .   AXA Equitable
  ALT 20/(3)/                     current income.                               Funds Management
                                                                                Group, LLC
--------------------------------------------------------------------------------------------------
ALL ASSET MODERATE    Class IB    Seeks long-term capital appreciation and  .   AXA Equitable
  GROWTH - ALT                    current income, with a greater emphasis       Funds Management
  15/(2)(3)/                      on current income.                            Group, LLC
--------------------------------------------------------------------------------------------------
AXA BALANCED          Class IB    Seeks long-term capital appreciation and  .   AXA Equitable
  STRATEGY/(4)/                   current income                                Funds Management
                                                                                Group, LLC
--------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class IB    Seeks current income and growth of        .   AXA Equitable
  GROWTH                          capital, with a greater emphasis on           Funds Management
  STRATEGY/(4)/                   current income.                               Group, LLC
--------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                    INVESTMENT MANAGER
 TRUST PORTFOLIO                                                                (OR SUB-ADVISER(S), AS
 NAME                  SHARE CLASS  OBJECTIVE                                   APPLICABLE)
------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE        Class IB    Seeks a high level of current income.       .   AXA Equitable
  STRATEGY/(4)/                                                                     Funds Management
                                                                                    Group, LLC
------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH     Class IB    Seeks long-term capital appreciation and    .   AXA Equitable
  STRATEGY/(4)/                     current income, with a greater emphasis         Funds Management
                                    on current income.                              Group, LLC
------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER 400                       capital with an emphasis on risk-adjusted       L.P.
                                    returns and managing volatility in the      .   AXA Equitable
                                    Portfolio.                                      Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER 500                       capital with an emphasis on risk-adjusted       L.P.
                                    returns and managing volatility in the      .   AXA Equitable
                                    Portfolio.                                      Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER 2000                      capital with an emphasis on risk-adjusted       L.P.
                                    returns and managing volatility in the      .   AXA Equitable
                                    Portfolio.                                      Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER                           capital with an emphasis on risk-adjusted       L.P.
  INTERNATIONAL                     returns and managing volatility in the      .   AXA Equitable
                                    Portfolio.                                      Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------
                        Class IB    Seeks to achieve total return from long-    .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN              term growth of capital and income.              L.P.
  DYNAMIC WEALTH
  STRATEGIES/(4)/
------------------------------------------------------------------------------------------------------
                        Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN              capital.                                        L.P.
  SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN         Class IB    Seeks to achieve long-term total return     .   AXA Equitable
  SMALL CAP VALUE                   with an emphasis on risk-adjusted returns       Funds Management
  CORE                              and managing volatility in the Portfolio.       Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC      Class IB    Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY                      secondarily, income.                            Investment
                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS      Class IB    Seeks a combination of growth and           .   Boston Advisors,
  EQUITY INCOME                     income to achieve an above-average and          LLC
                                    consistent total return.
------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY     Class IB    Seeks to achieve long-term capital          .   Calvert
  RESPONSIBLE                       appreciation.                                   Investment
                                                                                    Management Inc.
------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN     Class IB    Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                          capital.                                        Trust Company
------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK         Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                             expenses that approximates the total            L.P.
                                    return performance of the Russell 3000
                                    Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                   INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                                    APPLICABLE)
-----------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Class IB    Seeks to achieve a total return before       .   AXA Equitable
                                  expenses that approximates the total return      Funds Management
                                  performance of the Barclays Intermediate         Group, LLC
                                  U.S. Government/Credit Index, including      .   SSgA Funds
                                  reinvestment of dividends, at a risk level       Management, Inc.
                                  consistent with that of the Barclays
                                  Intermediate U.S. Government/Credit Index.
-----------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK     Class IB    Seeks to achieve long-term growth of         .   Davis Selected
  VENTURE                         capital.                                         Advisers, L.P.
-----------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein
  EQUITY PLUS/(2)/                capital.                                         L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   EARNEST Partners,
                                                                                   LLC
-----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Class IA    Seeks to achieve a total return before       .   AllianceBernstein
                                  expenses that approximates the total             L.P.
                                  return performance of the S&P 500 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the S&P
                                  500 Index.
-----------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH      Class IB    Seeks to achieve long-term growth of         .   AXA Equitable
  PLUS                            capital with an emphasis on risk-adjusted        Funds Management
                                  returns and managing volatility in the           Group, LLC
                                  Portfolio.                                   .   BlackRock Capital
                                                                                   Management, Inc.
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE      Class IB    Seeks to maximize income while               .   AXA Equitable
  BALANCED                        maintaining prospects for capital                Funds Management
                                  appreciation with an emphasis on risk-           Group, LLC
                                  adjusted returns and managing volatility     .   BlackRock
                                  in the Portfolio.                                Investment
                                                                                   Management, LLC
                                                                               .   Franklin
                                                                                   Advisers, Inc.
-----------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Class IB    Primarily seeks capital appreciation and     .   AXA Equitable
  TEMPLETON                       secondarily seeks income.                        Funds Management
  ALLOCATION                                                                       Group, LLC
-----------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Class IB    Seeks to achieve capital appreciation.       .   GAMCO Asset
  AND ACQUISITIONS                                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Class IB    Seeks to maximize capital appreciation.      .   GAMCO Asset
  COMPANY VALUE                                                                    Management, Inc.
-----------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Class IB    Seeks to achieve capital growth and          .   AXA Equitable
                                  current income.                                  Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   First
                                                                                   International
                                                                                   Advisors, LLC
                                                                               .   Wells Capital
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------
EQ/GLOBAL             Class IB    Seeks to achieve long-term capital           .   AXA Equitable
  MULTI-SECTOR                    appreciation with an emphasis on risk-           Funds Management
  EQUITY                          adjusted returns and managing volatility         Group, LLC
                                  in the Portfolio.                            .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Morgan Stanley
                                                                                   Investment
                                                                                   Management Inc.
-----------------------------------------------------------------------------------------------------
EQ/HIGH YIELD         Class IB    Seeks to maximize current income.            .   AXA Equitable
  BOND/(2)/                                                                        Funds Management
                                                                                   Group, LLC
                                                                               .   AXA Investment
                                                                                   Managers, Inc.
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                                   APPLICABLE)
----------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Class IA    Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT BOND                 expenses that approximates the total            Funds Management
                                  return performance of the Barclays              Group, LLC
                                  Intermediate U.S. Government Bond           .   SSgA Funds
                                  Index, including reinvestment of                Management, Inc.
                                  dividends, at a risk level consistent with
                                  that of the Barclays Intermediate U.S.
                                  Government Bond Index.
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  CORE PLUS                       capital with an emphasis on risk-adjusted       Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                  .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Hirayama
                                                                                  Investments, LLC
                                                                              .   WHV Investment
                                                                                  Management
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX                    expenses) that approximates the total           L.P.
                                  return performance of a composite index
                                  comprised of 40% DJ EURO STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IB    Seeks to provide current income and long-   .   AXA Equitable
  VALUE PLUS                      term growth of income, accompanied by           Funds Management
                                  growth of capital with an emphasis on           Group, LLC
                                  risk-adjusted returns and managing          .   BlackRock
                                  volatility in the Portfolio.                    Investment
                                                                                  Management, LLC
                                                                              .   Northern Cross,
                                                                                  LLC
----------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Class IB    Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES                   appreciation.                                   Investment
                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  PLUS                            capital with an emphasis on risk-adjusted       Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                  .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Institutional
                                                                                  Capital LLC
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                           expenses that approximates the total            L.P.
                                  return performance of the Russell 1000
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000 Growth Index.
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IB    Seeks to provide long-term capital growth   .   AXA Equitable
  PLUS                            with an emphasis on risk-adjusted returns       Funds Management
                                  and managing volatility in the Portfolio.       Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Marsico Capital
                                                                                  Management, LLC
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IB    Seeks to achieve a total return before      .   SSgA Funds
  INDEX                           expenses that approximates the total            Management, Inc.
                                  return performance of the Russell 1000
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000 Value Index.
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                                   APPLICABLE)
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  PLUS                            capital with an emphasis on risk-adjusted       L.P.
                                  returns and managing volatility in the      .   AXA Equitable
                                  Portfolio.                                      Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
EQ/LORD ABBETT        Class IB    Seeks to achieve capital appreciation and   .   Lord, Abbett &
  LARGE CAP CORE                  growth of income with reasonable risk.          Co. LLC
----------------------------------------------------------------------------------------------------
EQ/MFS                Class IB    Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                   Financial
  GROWTH                                                                          Services Company
                                                                                  d/b/a MFS
                                                                                  Investment
                                                                                  Management
----------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                  expenses that approximates the total            Management, Inc.
                                  return performance of the S&P Mid Cap
                                  400 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P Mid Cap 400 Index.
----------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Class IB    Seeks to achieve long-term capital          .   AXA Equitable
  PLUS                            appreciation with an emphasis on risk-          Funds Management
                                  adjusted returns and managing volatility        Group, LLC
                                  in the Portfolio.                           .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Wellington
                                                                                  Management
                                                                                  Company, LLP
----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Class IA    Seeks to obtain a high level of current     .   The Dreyfus
                                  income, preserve its assets and maintain        Corporation
                                  liquidity.
----------------------------------------------------------------------------------------------------
EQ/MONTAG &           Class IB    Seeks to achieve capital appreciation.      .   Montag &
  CALDWELL GROWTH                                                                 Caldwell, LLC
----------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Class IB    Seeks to achieve capital growth.            .   Morgan Stanley
  MID CAP GROWTH                                                                  Investment
                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP   Class IB    Seeks to achieve capital appreciation,      .   AXA Equitable
  EQUITY                          which may occasionally be short-term,           Funds Management
                                  with an emphasis on risk-adjusted returns       Group, LLC
                                  and managing volatility in the Portfolio.   .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Franklin Mutual
                                                                                  Advisers, LLC
----------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IB    Seeks to achieve capital appreciation.      .   OppenheimerFunds,
  GLOBAL                                                                          Inc.
----------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB    Seeks to achieve maximum real return,       .   Pacific
  REAL RETURN/(2)/                consistent with preservation of capital         Investment
                                  and prudent investment management.              Management
                                                                                  Company, LLC
----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IB    Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                      traditional money market products while         Investment
                                  maintaining an emphasis on preservation         Management
                                  of capital and liquidity.                       Company, LLC
----------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Class IA    Seeks to achieve high current income        .   AllianceBernstein
                                  consistent with moderate risk to capital.       L.P.
----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IB    Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                           (before expenses) the total return of the       L.P.
                                  Russell 2000 Index.
----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IB    Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK                    appreciation and secondarily, income.           Associates, Inc.
----------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Class IB    Seeks to achieve long-term capital growth   .   AXA Equitable
  EQUITY                          with an emphasis on risk-adjusted returns       Funds Management
                                  and managing volatility in the Portfolio.       Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Templeton
                                                                                  Investment
                                                                                  Counsel, LLC
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------
 EQ ADVISORS                                                             INVESTMENT MANAGER
 TRUST PORTFOLIO                                                         (OR SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                              APPLICABLE)
-----------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Class IB    Seeks to achieve total return through  .   UBS Global Asset
  INCOME                          capital appreciation with income as a      Management
                                  secondary consideration.                   (Americas) Inc.
-----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN         Class IB    Seeks to achieve capital growth and    .   Invesco Advisers,
  COMSTOCK                        income.                                    Inc.
-----------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Class IB    Seeks to achieve long-term capital     .   Wells Capital
  OMEGA GROWTH                    growth.                                    Management, Inc.
-----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE
 FUNDS (INVESCO
 VARIABLE
 INSURANCE FUNDS) -                                                              INVESTMENT MANAGER
 SERIES                                                                          (OR SUB-ADVISER(S), AS
 II PORTFOLIO NAME    OBJECTIVE                                                  APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through    .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                      .   Invesco Asset Management
                                                                                     Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH     The fund's investment objective is total return comprised  .   Invesco Advisers, Inc.
  YIELD FUND          of current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of     .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of     .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of     .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                               INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
BOND FUND/SM(2)/      The fund's investment objective is to provide as high a    .   Capital Research and
                      level of current income as is consistent with the              Management Company,
                      preservation of capital.


------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE
 INSURANCE PRODUCTS
 (VIP) - SERVICE                                            INVESTMENT MANAGER
 CLASS 2 PORTFOLIO                                          (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity Management and
  CONTRAFUND(R)                                                 Research Company (FMR)
  PORTFOLIO

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE
 TRUST - SERVICE                                            INVESTMENT MANAGER
 SHARES PORTFOLIO                                           (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE                                                                        INVESTMENT MANAGER
 INSURANCE PORTFOLIOS PORTFOLIO                                                            (OR SUB-ADVISER(S), AS
 NAME                            OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                               Management Company
                                                                                               (WRIMCO)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH               To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME                         high current income and capital appreciation.                 Management Company
                                                                                               (WRIMCO)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID                To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                                   Management Company
                                                                                               (WRIMCO)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL              To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                                   Management Company
                                                                                               (WRIMCO)
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.
 - SERVICE                                                                        INVESTMENT MANAGER
 SHARES PORTFOLIO                                                                 (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.                        .   Lazard Asset Management
  EMERGING MARKETS                                                                    LLC
  EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 - SERVICE                                                                        INVESTMENT MANAGER
 CLASS PORTFOLIO                                                                  (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital           .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                    Services Company
  VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital           .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                                    Services Company
  SERIES
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital           .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                    Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital           .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                    Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.     .   Massachusetts Financial
  SERIES                                                                              Services Company
----------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S                                                                              INVESTMENT MANAGER
 CLASS PORTFOLIO                                                                  (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing            .   Van Eck Associates
  HARD ASSETS FUND   primarily in "hard asset" securities. Income is a secondary      Corporation
                     consideration.
----------------------------------------------------------------------------------------------------------------

(1)The AXA Allocation portfolios.
(2)These new variable investment options will be available on or about May 20, 2013, subject to Regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for more information on these new variable investment options.
(3)Also referred to as an "All Asset" variable investment option in this prospectus.
(4)These are the only portfolios available in connection with the Personal Income Benefit. Collectively, we refer to them as the "Personal Income Benefit variable investment options." Please note that they are also available as Non-Personal Income Benefit variable investment options.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the certificate,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.


The annual minimum guaranteed interest rate for 2013 ranges from 1.00% to 3.00% depending on your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate can range from 1.00% to 3.00% depending on the calendar year in which your certificate is issued. For new certificates issued in 2013, the lifetime minimum guaranteed interest rate is 1.00%. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for participants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity options so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2013, the next available maturity date was June 15, 2022 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment, positive or negative, resulting from a withdrawal or transfer of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your certificate. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

                        CONTRACT FEATURES AND BENEFITS

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

Your employer or you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

You may prefer the Maximum investment options choice method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the Maximum transfer flexibility method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


---------------------------------------------------------------------------------------------
 INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
 A
---------------------------------------------------------------------------------------------
.. Guaranteed Interest Option
---------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
---------------------------------------------------------------------------------------------
.. AXA Aggressive Allocation                    . EQ/Mutual Large Cap Equity
.. AXA Moderate-Plus Allocation                 . EQ/Small Company Index
.. AXA Moderate Growth Strategy                 . EQ/T. Rowe Price Growth Stock
.. AXA Tactical Manager 400                     . EQ/Templeton Global Equity
.. AXA Tactical Manager 500                     . EQ/UBS Growth and Income
.. AXA Tactical Manager 2000                    . EQ/Van Kampen Comstock
.. EQ/AllianceBernstein Dynamic Wealth          . EQ/Wells Fargo Omega Growth
  Strategies                                   . Fidelity(R) VIP Contrafund(R)
.. EQ/AllianceBernstein Small Cap Growth        . Goldman Sachs VIT Mid Cap Value
.. EQ/AXA Franklin Small Cap Value Core         . Invesco V.I. Mid Cap Core Equity
.. EQ/BlackRock Basic Value Equity              . Invesco V.I. Small Cap Equity
.. EQ/Boston Advisors Equity Income             . Ivy Funds VIP Energy
.. EQ/Calvert Socially Responsible              . Ivy Funds VIP Mid Cap Growth
.. EQ/Capital Guardian Research                 . Ivy Funds VIP Small Cap Growth
.. EQ/Common Stock Index                        . MFS(R) Investors Growth Stock
.. EQ/Davis New York Venture                    . MFS(R) Investors Trust
.. EQ/Equity 500 Index                          . MFS(R) Technology
.. EQ/Equity Growth PLUS                        . MFS(R) Utilities
.. EQ/Franklin Templeton Allocation             . Multimanager Aggressive Equity
.. EQ/GAMCO Mergers and Acquisitions            . Multimanager Large Cap Core Equity
.. EQ/GAMCO Small Company Value                 . Multimanager Large Cap Value
.. EQ/JPMorgan Value Opportunities              . Multimanager Mid Cap Growth
.. EQ/Large Cap Core PLUS                       . Multimanager Mid Cap Value
.. EQ/Large Cap Growth Index                    . Multimanager Small Cap Growth
.. EQ/Large Cap Growth PLUS                     . Multimanager Small Cap Value
.. EQ/Large Cap Value Index                     . Multimanager Technology
.. EQ/Large Cap Value PLUS                      . Target 2015 Allocation
.. EQ/Lord Abbett Large Cap Core                . Target 2025 Allocation
.. EQ/Mid Cap Index                             . Target 2035 Allocation
.. EQ/Mid Cap Value PLUS                        . Target 2045 Allocation
.. EQ/Montag & Caldwell Growth                  . Van Eck VIP Global Hard Assets
.. EQ/Morgan Stanley Mid Cap Growth
---------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
---------------------------------------------------------------------------------------------
.. AXA Tactical Manager International           . Invesco V.I. Global Real Estate
.. EQ/Emerging Markets Equity PLUS              . Invesco V.I. International Growth
.. EQ/BlackRock International Value             . Lazard Retirement Emerging Markets Equity
.. EQ/Global Multi-Sector Equity                . MFS(R) International Value
.. EQ/International Equity Index                . Multimanager International Equity
.. EQ/International Value PLUS
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------
 BALANCED/HYBRID
---------------------------------------------------------------------------------------------
.. All Asset Aggressive Alt 25                  . AXA Moderate Allocation
.. All Asset Growth-Alt 20
.. All Asset Moderate Growth Alt 15
.. AXA Balanced Strategy
---------------------------------------------------------------------------------------------
 B
---------------------------------------------------------------------------------------------
 FIXED INCOME
---------------------------------------------------------------------------------------------
.. American Funds Insurance Series(R) BondSM    . EQ/Money Market
.. AXA Conservative Allocation                  . EQ/PIMCO Global Real Return
.. AXA Conservative-Plus Allocation             . EQ/PIMCO Ultra Short Bond
.. AXA Conservative Growth Strategy             . EQ/Quality Bond PLUS
.. AXA Conservative Strategy                    . Invesco V.I. High Yield
.. EQ/Core Bond Index                           . Ivy Funds VIP High Income
.. EQ/Franklin Core Balanced                    . Multimanager Core Bond
.. EQ/Global Bond PLUS                          . Multimanager Multi-Sector Bond
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
---------------------------------------------------------------------------------------------
 FIXED MATURITY OPTIONS
---------------------------------------------------------------------------------------------

TRANSFER RESTRICTIONS APPLY AS INDICATED ABOVE UNDER "FIXED MATURITY OPTIONS
AND MATURITY DATES."
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method. However, you may not allocate more than one contribution to any one fixed maturity option. If you are age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED EMPLOYER APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS. THE CONTRACT DATE WILL BE SHOWN IN THE CONTRACT. THE 12-MONTH PERIOD BEGINNING ON THE CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12-MONTH PERIOD IS THE "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to

                        CONTRACT FEATURES AND BENEFITS
the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the Maximum investment options choice and Maximum transfer flexibility) for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

-------------------------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL INCOME      FOR ALLOCATIONS TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                        BENEFIT ACCOUNT VALUE
-------------------------------------------------------------------------------------------
.. Personal Income Benefit AXA Balanced        . AXA Balanced Strategy
  Strategy
.. Personal Income Benefit AXA Conservative    . AXA Conservative Growth Strategy
  Growth Strategy
.. Personal Income Benefit AXA Conservative    . AXA Conservative Strategy
  Strategy
.. Personal Income Benefit AXA Moderate        . AXA Moderate Growth Strategy
  Growth Strategy
.. Personal Income Benefit EQ/                 . EQ/AllianceBernstein Dynamic Wealth
  AllianceBernstein Dynamic Wealth Strategies   Strategies
-------------------------------------------------------------------------------------------

Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see "Personal Income Benefit" immediately below for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your "Personal Income Benefit account value." Amounts allocated to the other available investment options, or "Non-Personal Income Benefit investment options," will become part of your "Non-Personal Income Benefit account value." We discuss account value in "Determining your certificate's value" later in this prospectus.

PERSONAL INCOME BENEFIT


This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix IV later in this prospectus for more information on state availability and/or variations of certain features and benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:


(1)You must be between the ages of 45 and 85.

                                     -AND-

(2)You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See "Personal Income Benefit variable investment options" in "Allocating your contributions" earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Personal Income Benefit Early and Excess withdrawals" below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

..   contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

                        CONTRACT FEATURES AND BENEFITS

..   transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

..   any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED TRANSFER WITHDRAWAL RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate ("GTWR") to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST(R) Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15/th/ of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GTWR THAT IS GREATER THAN 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST(R) Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your Personal Income Benefit account value is $1,000.

..   Your Ratchet Base is $1,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

------------------------------------------------------------------------------
                                                                      PERSONAL
                                                                       INCOME
                                                                      BENEFIT
                                                 NEW  TOTAL RATCHET   ACCOUNT
 DATE                            TRANSFER   GTWR GAWA GAWA  BASE/(*)/  VALUE
------------------------------------------------------------------------------
Dec. 1                            $1,000     3%  $30   $30   $1,000    $1,000
------------------------------------------------------------------------------
                                                                      PERSONAL
                                                                       INCOME
                                                                      BENEFIT
                                                 NEW  TOTAL RATCHET   ACCOUNT
 DATE                          CONTRIBUTION  GWR GAWA GAWA  BASE/(*)/  VALUE
------------------------------------------------------------------------------
Jan. 15                            $200      3%  $6    $36   $1,200    $1,200
------------------------------------------------------------------------------
Feb. 15                            $200      3%  $6    $42   $1,400    $1,400
------------------------------------------------------------------------------
Mar. 15                            $200      3%  $6    $48   $1,600    $1,600
------------------------------------------------------------------------------
Apr. 15                            $200      4%  $8    $56   $1,800    $1,800
------------------------------------------------------------------------------
May. 15                            $200      4%  $8    $64   $2,000    $2,000
------------------------------------------------------------------------------
Jun. 15                            $200      4%  $8    $72   $2,200    $2,200
------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

                        CONTRACT FEATURES AND BENEFITS

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

-------------------------------------------------------------------------------
                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                                                NEW   TOTAL  RATCHET   ACCOUNT
 DATE                   TRANSFER       GTWR     GAWA  GAWA   BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Dec. 1                   $1,000           3%      $30    $30  $1,000    $1,000
-------------------------------------------------------------------------------
                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                     CONTRIBUTION OR  GWR OR    NEW   TOTAL  RATCHET   ACCOUNT
 DATE                   TRANSFER     GTWR/(**)/ GAWA  GAWA   BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Jan. 1                     $100           3%       $3    $33  $1,100    $1,100
-------------------------------------------------------------------------------
Jan. 15                    $200           3%       $6    $39  $1,300    $1,300
-------------------------------------------------------------------------------
Feb. 1                     $100           3%       $3    $42  $1,400    $1,400
-------------------------------------------------------------------------------
Feb. 15                    $200           3%       $6    $48  $1,600    $1,600
-------------------------------------------------------------------------------
Mar. 1                     $100           3%       $3    $51  $1,700    $1,700
-------------------------------------------------------------------------------
Mar. 15                    $200           3%       $6    $57  $1,900    $1,900
-------------------------------------------------------------------------------
Apr. 1                     $100        3.50%    $3.50 $60.50  $2,000    $2,000
-------------------------------------------------------------------------------
Apr. 15                    $200           4%       $8 $68.50  $2,200    $2,200
-------------------------------------------------------------------------------
May. 1                     $100        3.50%    $3.50    $72  $2,300    $2,300
-------------------------------------------------------------------------------
May. 15                    $200           4%       $8    $80  $2,500    $2,500
-------------------------------------------------------------------------------
Jun. 1                     $100        3.50%    $3.50 $83.50  $2,600    $2,600
-------------------------------------------------------------------------------
Jun. 15                    $200           4%       $8 $91.50  $2,800    $2,800
-------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.
(**)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET


The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.


If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary -- December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.

-------------------------------------------------------------------------------
                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                               NEW   TOTAL  RATCHET  ACCOUNT
 DATE                     TRANSFER   GTWR/(*)/ GAWA  GAWA    BASE     VALUE
-------------------------------------------------------------------------------
Dec. 1                     $1,000        3%      $30    $30 $1,000    $1,000
-------------------------------------------------------------------------------
                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                               NEW   TOTAL  RATCHET  ACCOUNT
 DATE                   CONTRIBUTION GWR/(*)/  GAWA  GAWA    BASE   VALUE/(**)/
-------------------------------------------------------------------------------
Jan. 1                       $100        3%       $3    $33 $1,100    $1,100
-------------------------------------------------------------------------------
Feb. 1                       $200        3%       $6    $39 $1,300    $1,280
-------------------------------------------------------------------------------
Mar. 1                       $100        3%       $3    $42 $1,400    $1,100
-------------------------------------------------------------------------------
Apr. 15                      $200      3.5%       $7    $49 $1,600    $1,600
-------------------------------------------------------------------------------
May. 1                       $100      3.5%    $3.50 $52.50 $1,700    $1,760
-------------------------------------------------------------------------------
Jun. 15                      $200      3.5%       $7 $59.50 $1,900    $1,650
-------------------------------------------------------------------------------
Jul. 1                       $100      3.5%    $3.50    $63 $2,000    $2,100
-------------------------------------------------------------------------------
Aug. 15                      $200      3.5%       $7    $70 $2,200    $2,380
-------------------------------------------------------------------------------
Sep. 1                       $100      3.5%    $3.50 $73.50 $2,300    $2,580
-------------------------------------------------------------------------------
Oct. 15                      $200        3%       $6 $79.50 $2,500    $2,860
-------------------------------------------------------------------------------
Nov. 1                       $100        3%       $3 $82.50 $2,600    $2,960
-------------------------------------------------------------------------------

(*)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

(**)The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.


In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is

                        CONTRACT FEATURES AND BENEFITS
greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

   $82.50 / $2600 = 3.17%

   3.17% x $400 = $12.69

   $82.50 + $12.69 = $95.19

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 591/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers' plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 591/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

---------------------------------------------------------------------------------
         PAYMENTS BEGIN AT AGE                      REDUCTION TO GAWA
---------------------------------------------------------------------------------
                 59 1/2                                    25%
---------------------------------------------------------------------------------
                  60                                       25%
---------------------------------------------------------------------------------
                  61                                       20%
---------------------------------------------------------------------------------
                  62                                       15%
---------------------------------------------------------------------------------
                  63                                       10%
---------------------------------------------------------------------------------
                  64                                       5%
---------------------------------------------------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

---------------------------------------------------------------------------------
         PAYMENTS BEGIN AT AGE                      INCREASE TO GAWA
---------------------------------------------------------------------------------
                  66                                      102%
---------------------------------------------------------------------------------
                  67                                      104%
---------------------------------------------------------------------------------
                  68                                      106%
---------------------------------------------------------------------------------
                  69                                      108%
---------------------------------------------------------------------------------
             70 and older                                 110%
---------------------------------------------------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST(R) Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this prospectus.

You may take your lifetime required minimum distributions ("RMDs") without losing the value of the Personal Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more

                        CONTRACT FEATURES AND BENEFITS
information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" later in this prospectus.

TRANSFERRING YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $2,960; and

..   your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

EFFECT OF PERSONAL INCOME BENEFIT EARLY AND EXCESS WITHDRAWALS

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.


Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See "Payment of death benefit" later in this prospectus.


The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

..   your Non-Personal Income Benefit account value is $1,000;

..   your Personal Income Benefit account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the plan sponsor; and

                        CONTRACT FEATURES AND BENEFITS

..   you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the "10% free withdrawal amount"). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $15,000;

..   your Ratchet Base is $15,000;

..   your Guaranteed Annual Withdrawal Amount is $450;

..   your 10% free withdrawal amount is $2,000; and

..   you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $12,225;

..   your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

..   your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by
    15.5%).

EFFECT OF YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE FALLING TO ZERO

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   Any minimum death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

..   The charge for the Personal Income Benefit will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see "Loans" in "Accessing your money."

                        CONTRACT FEATURES AND BENEFITS

..   Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year.
    Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit.
    See "Effect of Personal Income Benefit Early and Excess withdrawals" above in this section.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect the standard death benefit and the enhanced death benefit" later in this prospectus.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your certificate to receive its cash value and your
    Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

..   Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

..   If you have to take all or a portion of a required minimum distribution
    ("RMD") from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your "first withdrawal" for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

..   The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the certificate must be made after the death of the first individual. Accordingly, the Personal Income Benefit feature may have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal
    Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

DEATH BENEFIT

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of
(i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. Your account value will include any positive market value adjustment but will not include any negative market value adjustment that would apply to a withdrawal. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balance (including any accrued, but unpaid, interest).


If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse's contract is issued, and (ii) the "standard death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.


The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation

                        CONTRACT FEATURES AND BENEFITS
under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix III at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution ("RMD") requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain optional benefits may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see "Tax information" later in this prospectus.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, the refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. For TSA and EDC contracts, your refund will also be less any amounts in the loan reserve account. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, the refund will equal the amount of the contributions, without interest.

We may require that you wait six months before you apply for a certificate with us again if:

..   you cancel your certificate during the free look period; or

..   you change your mind before you receive your certificate whether we have received your contribution or not.


In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see "Tax information" later in this prospectus for possible consequences of canceling your certificate.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your certificate's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value, less:
(i) any applicable withdrawal charges, (ii) the total amount or a pro rata portion of the annual administrative charge, (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable, and (iv) any outstanding loan, plus accrued interest.

PERSONAL INCOME BENEFIT FEATURE

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your "Personal Income Benefit account value." Your account value that is not associated with that benefit is referred to as your "Non-Personal Income Benefit account value." Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the "Personal Income Benefit variable investment options." Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for details.

YOUR CERTIFICATE'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.


In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.


YOUR CERTIFICATE'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CERTIFICATE'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate.
For information about what happens if your Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" in "Contract features and benefits" earlier in this prospectus.

                     DETERMINING YOUR CERTIFICATE'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

..   If you are age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2012, not all maturities were available.

..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

..   If you activated the Personal Income Benefit feature, you may transfer your
    Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in "How you can contribute to your certificate" and "What are your investment options under the contract?" under "Contract features and benefits" earlier in this prospectus.

..   Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the guaranteed interest option and the fixed maturity options are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

..   If your employer or you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any participation year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the certificate number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your certificate terminates.

..   Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semian-nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

To be eligible, you must have (i) at least $5,000 of Non-Personal Income Benefit account value in the variable investment options for option I, or
(ii) at least $5,000 of account value in the Non-Personal Income Benefit variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

FOR CERTIFICATES WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the loan reserve account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans" in "Accessing your money" later in this prospectus.)

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST(R) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws. (See "Forfeitures" below.) More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

Please see "Insufficient account value" in "Determining your certificate's value" and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

METHOD OF WITHDRAWAL

-------------------------------------------------------------------------------
                               PARTIAL                            MINIMUM
 CONTRACT                     WITHDRAWAL        SYSTEMATIC      DISTRIBUTION
-------------------------------------------------------------------------------
TSA                            Yes/(1)(2)(3)/    Yes/(1)(2)(3)/     Yes/(2)(3)/
-------------------------------------------------------------------------------
EDC                            Yes/(1)(2)(3)/    Yes/(1)(2)(3)/     Yes/(2)(3)/
-------------------------------------------------------------------------------

(1)Only if the certificate is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a Required Minimum Distribution ("RMD") withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.


You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.


Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the "catch-up payment").

If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

                             ACCESSING YOUR MONEY

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.


Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See "withdrawal charge" in "Charges and expenses" later in this prospectus.


SYSTEMATIC WITHDRAWALS

(AVAILABLE FOR NON-PERSONAL INCOME BENEFIT ACCOUNT VALUE ONLY; NOT AVAILABLE IF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE BEING TAKEN THROUGH THE MAXIMUM PAYMENT PLAN OR THE CUSTOMIZED PAYMENT PLAN)


You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You may elect systematic withdrawals if:

..   the plan permits it;

..   your certificate is not subject to withdrawal restrictions; and

                             ACCESSING YOUR MONEY

..   your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.


You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, provided you do not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of your certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions section in "Tax information" later in this prospectus for your specific type of retirement arrangement.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST(R) Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

--------------------------------------------------------------------------------
FOR CERTIFICATES SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE
70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------


FOR CERTIFICATES WITH PERSONAL INCOME BENEFIT. For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may cause a Personal Income Benefit Early withdrawal if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the Automatic RMD withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.


Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit

                             ACCESSING YOUR MONEY

Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as a Personal Income Benefit Excess Withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1/st/. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

..   Personal Income Benefit account value = $26,400 (or $30,000 - $3,600)

..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION YEARS) =
    $2,304 (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

..   Personal Income Benefit account value = $28,000 (or $30,000 - $2,000)

..   Your Ratchet Base = $60,000

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT PARTICIPATION
    YEAR) = $400 (or $2,400 - $2,000)

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION
    YEARS) = $2,400

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.


HARDSHIP AND UNFORESEEABLE EMERGENCY WITHDRAWALS

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see "Withdrawal restrictions" under "Tax Information" later in this prospectus.

FOR CONTRACTS THAT HAVE ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE

..   The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

                             ACCESSING YOUR MONEY

..   If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in "Loans," failure to repay a loan can have substantial tax consequences.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA certificate directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS

If the plan permits, loans are available under a 403(b) plan or a governmental employer 457(b) EDC plan. Loans are available under the EQUI-VEST(R) Strategies contract only if requested by the employer. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to 403(b) plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. We do not permit loans under any TSA or governmental employer EDC certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate, or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA certificates subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC certificates, the loan must be approved by your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the certificate, read the terms and conditions in the loan request form carefully and consult with a tax adviser before taking a loan. Also, see Appendix IV later in this prospectus for any state restrictions you may be subject to if you take a loan.

We permit only one loan to be outstanding at any time. Also, we reserve the right to deny a loan request if you have previously defaulted on a loan, and failed to repay the outstanding amount due.

LOAN RESERVE ACCOUNT. When you take a loan, we will transfer to a "loan reserve account", an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). We will credit interest to the amount in the loan reserve account at a rate that is 2% lower than the loan interest rate that applies for the time your loan is outstanding. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee Table" for more information.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loans are discussed further in "Tax information" later in this prospectus.

LOANS AND THE PERSONAL INCOME BENEFIT. If you activated the Personal Income Benefit benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. When taking a loan, you must deplete the Non-Personal Income Benefit investment options before utilizing the Personal Income Benefit variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be applied to guaranteed interest option. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the Personal Income Benefit variable

                             ACCESSING YOUR MONEY
investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See "Distributions from TSAs" in "Tax information" later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

TERMINATION OF PARTICIPATION

Your participation under the EQUI-VEST(R) Strategies contract may be terminated by us and your account value paid to your employer if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years (except if you have activated the Personal Income Benefit feature); or

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500 (except if you have activated the Personal Income Benefit feature); or

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under the Code and the EQUI-VEST(R) Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST(R) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

..   turning age 70 1/2; or

..   death; or

..   retirement; or

..   termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for further information. We have the right to require you to provide satisfactory evidence of the age of any person upon whose life an annuity form depends. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

                             ACCESSING YOUR MONEY

ANNUITY PAYOUT OPTIONS

---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
---------------------------------------------------------------------------------
Variable Immediate Annuity payout        .   Life annuity
  options (as described in a separate    .   Life annuity with period certain
  prospectus for this option)
---------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST(R) Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in "Withdrawal charge" under "Charges and Expenses" later in this prospectus. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment. See "Market value adjustment" under "Contract features and benefits" earlier in this prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.


You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's annuity commencement date. Your certificate's annuity commencement date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The annuity commencement date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states.


We will send you a notice with your certificate statement one year prior to your annuity commencement date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your annuity commencement date, your certificate will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

                             ACCESSING YOUR MONEY

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4)in the case of a period certain annuity, the period selected; and

(5)the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY COMMENCEMENT DATE

Your certificate has an annuity commencement date by which you must either take a lump sum payment or select an annuity payout option. The annuity commencement date is the later of the month after you reach the "maximum maturity age" specified in the contract or the tenth anniversary of the participation date. The annuity commencement date is generally the participation date anniversary that follows your 85th birthday. We will send a notice with the annual statement one year prior to the annuity commencement date.

CERTIFICATES WITH PERSONAL INCOME BENEFIT

If you activated the Personal Income Benefit feature, on the certificate's annuity commencement date you may elect:

..   an annuity payout option we are then offering (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value);

..   a lump sum distribution of your account value (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

..   the Personal Income Benefit annuity commencement date annuity benefit (for your Personal Income Benefit account value only).

The Personal Income Benefit annuity commencement date annuity benefit compares:
(i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate's annuity commencement date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit annuity commencement date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit annuity commencement date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the annuity commencement date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix IV later in this prospectus for the state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER THE CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group and by variable investment option between 0.25% to 1.20% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.20%, 0.90%, 0.70%, 0.50% or 0.25%.

Charges may be based on:

..   the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

..   the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

..   whether we will be the sole contract provider;

..   the level of services provided by your financial professional; and

..   our sales-related expenses.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each participation year. We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.



Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER


We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant or, if less, this charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.


CHARGE FOR ENHANCED DEATH BENEFIT

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

                             CHARGES AND EXPENSES

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

WITHDRAWAL CHARGE

A withdrawal charge of up to 6% may apply for up to the first 10 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

As noted above, the withdrawal charge may vary from group to group. In general, the withdrawal charge schedule is one of three options selected by the group. Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first five participation years, 5% of the amount withdrawn during the 6th participation year, 4% of the amount withdrawn during the 7th participation year, 3% of the amount withdrawn during the 8th participation year, 2% of the amount withdrawn during the 9th participation year, and 1% of the amount withdrawn during the 10th participation year.

Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first four participation years and 5% of the amount withdrawn during the 5th participation year. Under this schedule, there is no withdrawal charge in the 6th and later participation years.

Under some group contracts, there is no withdrawal charge.

The withdrawal charge percentages may be different for certain group contracts, including group contracts issued to certain schools in Texas and other states.

If your group contract is subject to a withdrawal charge, it will not apply under the circumstances described as follows:

..   each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

..   If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

..   after five participation years and you are at least age 59 1/2; or

..   you request a refund of an excess contribution within one month of the date on which the contribution is made; or

..   you die and the death benefit is made available to the beneficiary; or

..   after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

..   after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

..   the amount withdrawn is applied to the election of a life contingent annuity payout option; or

..   the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or


..   you have reached age 55 and have separated from service; or

..   (subject to state approval), amounts withdrawn from the Personal Income
    Benefit investment options that are directly rolled over to an EQUI-VEST(R) GWBL Rollover IRA Annuity contract if the plan requires you to take a distribution due to a separation from service or plan termination.


In addition, particular groups may receive one or more of the following waivers:

(1)You sever from employment with your employer.

(2)The withdrawal is made to satisfy minimum distribution requirements.

(3)You elect a withdrawal that qualifies as a hardship (or for EDC contracts, an unforeseeable emergency) withdrawal under the Code.

(4)You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

   Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

                             CHARGES AND EXPENSES

(5)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(6)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

(7)The employer elects to move the plan assets to a different funding vehicle after five contract years.

(8)The withdrawal is made to provide any annuity benefits that we offer as requested by your employer.

The withdrawal charge will apply if the condition as described in items 4 through 6 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

See Appendix IV, later in this prospectus for information on state availability and variations with respect to this charge.


In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options to the extent you have values in those options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).


PERSONAL INCOME BENEFIT CHARGE

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms your Employer's plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from amounts from the fixed maturity options, to the extent you have value in those options. If there are insufficient funds in your Non-Personal Income Benefit account value and fixed maturity options, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to these the amounts withdrawn pursuant to these instructions.



SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

                             CHARGES AND EXPENSES

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST(R) Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not the participant is living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the certificate in your name and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

..   Loans will no longer be available.

..   The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

                           PAYMENT OF DEATH BENEFIT

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

..   elect to continue the certificate under the Personal Income Benefit
    Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

..   The charge for the Personal Income Benefit will continue to apply.
    Withdrawal charges will no longer apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

..   If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Personal Income Benefit Excess withdrawal.

..   If your beneficiary takes any partial withdrawals from the Personal Income
    Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as

                           PAYMENT OF DEATH BENEFIT

   Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit and
    Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

--------------------------------------------------------------------------------

TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer's plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST(R) Strategies.

CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity's features and benefits, such as EQUI-VEST(R) Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and the enhanced death benefit. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

--------------------------------------------------------------------------------
STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($59,000 after cost-of-living adjustment for 2013). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible

                                TAX INFORMATION
for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution including extensions.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

--------------------------------------------------------------------------------
THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) Strategies TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer's plan.


The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2013

                                TAX INFORMATION
is the lesser of $51,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $255,000 for 2013. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $17,500 for 2013, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2013 can make up to $5,500 additional salary reduction contributions for 2013.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan;

                                TAX INFORMATION

(iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same State employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The Plan may impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL REDUCTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


A recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. Although the transfer would be taxable, it is not clear that withdrawals would be permitted from the designated Roth

                                TAX INFORMATION
account under the plan. Additional IRS guidance will be required to implement this provision. See " 'In-plan' Roth conversions" below.

Distributions may also be made on termination of the plan.


TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS FROM TSAS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

                                TAX INFORMATION

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Distributions from a 403(b) plan can also be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.


As indicated above under "Exceptions to withdrawal restrictions," a recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. Although the transfer would be taxable, it is not clear that withdrawals would be permitted from the designated Roth account under the plan. Additional IRS guidance will be required to implement this provision.


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible

                                TAX INFORMATION
retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST(R) Strategies is open only to governmental employer EDC plans; no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. The maximum contribution for 2013 is the lesser of $17,500 or 100% of includible compensation.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $35,000 for 2013.

If the plan permits, an individual at least age 50 at any time during 2013 may be able to make up to $5,500 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.

A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.


ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to

                                TAX INFORMATION
this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.


See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.


DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.


If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth account under a governmental employer EDC plan could be made is 2016. Therefore, earnings attributable to a designated Roth account may be includible in income. See the discussion under "Tax-sheltered annuity contracts
(TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.


TAX-DEFERRED ROLLOVERS. A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional
IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income.

                                TAX INFORMATION

LOANS. Same as for TSAs. (See "Loans from TSAs" under "Distributions from TSAs" earlier in this prospectus.)

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age
    70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR CERTIFICATE BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution (RMD) automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

The IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not

                                TAX INFORMATION
disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) Strategies processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions.

                                TAX INFORMATION

Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the
Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" and "Tax Treatment of Distributions" under "Public employee deferred compensation plans (EDC Plans)" earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.

All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse, or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to new contributions or transfers; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations as of February 15, 2013 and the related price per $100 of maturity value were as shown below.



------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH     RATE TO MATURITY AS
MATURITY DATE OF   OF FEBRUARY 15,   PRICE PER $100 OF
 MATURITY YEAR          2013          MATURITY VALUE
------------------------------------------------------
      2013              3.00%/(1)/   $99.03
------------------------------------------------------
      2014              3.00%/(1)/   $96.15
------------------------------------------------------
      2015              3.00%/(1)/   $93.35
------------------------------------------------------

                               MORE INFORMATION

------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH     RATE TO MATURITY AS
MATURITY DATE OF   OF FEBRUARY 15,   PRICE PER $100 OF
 MATURITY YEAR          2013          MATURITY VALUE
------------------------------------------------------
      2016              3.00%/(1)/   $90.62
------------------------------------------------------
      2017              3.00%/(1)/   $87.98
------------------------------------------------------
      2018              3.00%/(1)/   $85.42
------------------------------------------------------
      2019              3.00%/(1)/   $82.93
------------------------------------------------------
      2020              3.00%/(1)/   $80.51
------------------------------------------------------
      2021              3.00%/(1)/   $78.16
------------------------------------------------------
      2022              3.05%        $75.55
------------------------------------------------------



(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's

                               MORE INFORMATION
general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 PM, ET on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote

                               MORE INFORMATION
any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for the plan.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

                               MORE INFORMATION

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.


AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

                               MORE INFORMATION

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

                               MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2012 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washing-ton, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.20% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.90% and 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our processing office. At the date of this prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with an asset based charge of 0.25% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.51 $118.72 $113.20 $125.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3      18      52      96
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.19 $120.60 $128.76 $149.99 $157.32 $ 94.51 $118.85 $132.78 $121.35 $136.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      12      32      83     150     183     240     367     480     574
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.19 $107.05 $108.35 $113.87 $119.03 $104.64 $113.55 $120.34 $121.15 $125.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      31      42      55     100     129     137     165     181     205
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $102.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.18 $110.91 $113.14 $121.57 $126.70 $100.86 $114.02 $122.87 $120.54 $127.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      21      44      80     145     141     173     238     290     364
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $165.24 $180.56 $190.05 $142.17 $164.76 $179.37 $173.41 $186.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      27      54      62      73      71      71
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      12
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.00 $119.18 $125.60 $142.10 $149.35 $100.67 $121.30 $133.69 $125.54 $138.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      50     122     290     487     554     652     867   1,047   1,184
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.03 $ 96.15 $110.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      11      12
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $103.13 $ 98.08 $111.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       7      16      21
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.88 $ 92.69 $105.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       5       7
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.17 $ 86.39 $ 99.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3      12      17
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $174.78 $188.69 $218.08 $119.54 $160.64 $212.01 $208.64 $238.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       7       9      11      12      14
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.27 $ 97.73 $ 64.30 $ 81.46 $100.02 $ 89.35 $103.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      10      15      15      17      15      16
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.44 $154.51 $157.16 $187.75 $187.68 $117.63 $151.42 $167.98 $160.81 $180.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       219     284     294     276     266     237     251     300     349     394
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.01 $112.23 $128.59 $131.73 $ 88.11 $ 97.11 $111.01 $109.25 $127.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      50      67      72      68      68      74      80      97
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.94 $ 81.81 $ 87.90 $ 91.39 $101.24 $ 54.79 $ 70.85 $ 78.76 $ 78.03 $ 90.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       8       9      12      12      15      21      39      37
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.65 $114.66 $120.15 $133.03 $133.60 $ 79.64 $103.44 $118.34 $121.60 $141.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       142     147     147     143     370     316     277     243     210     184
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $171.66 $188.20 $192.89 $107.37 $136.48 $156.63 $155.96 $178.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      17      29      31      35      33      31
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.48 $112.60 $113.71 $116.91 $119.09 $107.14 $108.70 $113.61 $117.63 $119.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72      95     130     144     159     122     139     130     120     121
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.03 $ 58.27 $ 76.38 $ 84.34 $ 79.45 $ 87.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      19      36      56      67      70
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $164.80 $187.87 $195.29 $121.23 $151.14 $171.22 $172.16 $196.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      16      35      45      54      59      59
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.93 $130.94 $143.22 $154.70 $174.30 $102.82 $129.84 $147.86 $137.04 $154.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       133     180     241     295     326     333     315     275     221     187
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.34 $105.20 $ 70.88 $ 91.41 $100.52 $ 99.40 $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      22     149     134     120     113      87      78
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.25 $ 59.39 $ 75.38 $ 82.21 $ 77.62 $ 87.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      69      87      86      85      91      93
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.14 $116.57 $119.10 $101.40 $116.85 $126.55 $126.72 $131.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5      12      21      18      17      19      17      15
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.27 $116.74 $137.07 $148.00 $101.39 $141.70 $185.71 $177.07 $206.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      62      80     128     143     181     264     338     427
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.53 $ 99.66 $107.62 $113.22 $114.06 $119.80 $123.57 $126.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      14      37      73      76     101     105      99
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.29 $153.09 $200.85 $271.98 $381.60 $160.80 $238.40 $262.52 $227.43 $262.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        69      95     144     181     196     162     167     176     165     165
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $140.78 $143.80 $152.20 $156.16 $151.16 $156.03 $162.73 $162.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.06 $ 99.97 $115.69 $136.30 $155.16 $ 84.53 $113.03 $121.97 $100.10 $115.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      75      97     121     116     128     167     224     233     234
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $130.98 $160.24 $177.32 $ 86.55 $108.95 $113.54 $ 98.74 $113.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      16      24      31      32      28      25
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.00 $115.37 $126.34 $156.89 $170.79 $ 96.19 $123.78 $129.72 $107.44 $124.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        85     120     197     231     237     198     175     164     143     127
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.42 $104.53 $107.33 $127.65 $124.59 $ 74.13 $ 96.91 $107.54 $100.69 $115.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      38      39      39      38      31      26      29      29      27
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.11 $ 88.18 $ 93.39 $104.21 $106.95 $ 66.14 $ 82.67 $ 93.27 $ 88.25 $100.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      32      31      28      26      26      22      25      23      21
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 58.38 $ 62.52 $ 70.99 $ 69.76 $ 78.56 $ 49.46 $ 66.57 $ 76.26 $ 77.12 $ 87.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       362     311     281     249     223     194     188     179     176     181
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.94 $ 85.62 $ 92.23 $ 98.21 $112.19 $ 68.46 $ 91.21 $103.14 $ 98.18 $110.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       250     232     215     178     167     153     147     145     156     148
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.44 $112.35 $104.42 $ 44.66 $ 52.58 $ 59.54 $ 58.64 $ 67.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      41      49      27      28      30      69      75
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.78 $115.20 $120.01 $143.93 $135.87 $ 76.51 $ 91.17 $101.70 $ 95.66 $109.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       235     340     396     471      42      64      78      77      70      62
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.72 $117.71 $128.70 $ 87.77 $108.85 $122.57 $110.79 $126.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       5      10      13      40      65      67      63
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.10 $142.89 $164.04 $ 96.79 $131.24 $149.04 $131.48 $155.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      14      40      40      42      49      57      71
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.80 $112.12 $117.83 $129.84 $138.57 $ 69.43 $ 93.48 $116.13 $111.98 $129.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       301     399      --     494     531     504     465     434     389     364
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.72 $114.94 $126.42 $140.50 $136.59 $ 81.55 $109.46 $132.44 $118.52 $138.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       291     333     377     382     349     268     368     333     282     247
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.05 $111.56 $113.12 $127.45 $132.18 $133.68 $132.46 $131.00 $129.43 $127.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        83      75      68      --       1       2       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.69 $109.03 $116.29 $138.79 $ 92.02 $117.96 $126.12 $128.19 $142.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6       5      11      33      40      47      37      34
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.86 $133.70 $161.70 $ 84.15 $130.59 $170.69 $155.66 $167.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       4      12      34      47      85     149     218     283
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.15 $107.60 $ 65.81 $ 81.35 $ 89.97 $ 84.93 $ 95.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       8      73      71      61      51      41      36
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.99 $115.91 $ 67.86 $ 92.93 $105.76 $ 95.49 $113.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      17      29      36      52      94     110
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.44 $ 98.64 $108.63 $102.98 $109.89 $109.49 $107.97 $108.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      35      56      73     145     198     180     156     152
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $149.02 $153.26 $158.68 $146.86 $135.29 $142.01 $142.03 $144.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1     123     108      95      88
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.68 $136.81 $140.93 $163.91 $158.96 $103.45 $128.91 $160.25 $152.00 $173.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     104     133     167     193     185     195     188     176     166
------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.26 $114.31 $108.40 $114.84 $ 65.57 $ 92.41 $106.26 $102.95 $120.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      26      30     152     155     200     266     324     402
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.73 $108.55 $ 63.47 $ 81.54 $ 87.00 $ 78.82 $ 92.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      54      43      51      65      75      87
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.27 $117.68 $132.73 $132.66 $ 78.60 $102.84 $114.89 $110.31 $123.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      21      46      65      64      57      52      40      28
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.39 $119.54 $115.14 $ 71.73 $ 91.00 $103.59 $100.32 $117.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       9      23      32      24      24      27      22      16
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.17 $ 82.67 $ 84.92 $ 88.82 $ 97.69 $ 69.88 $ 96.86 $112.25 $104.39 $124.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      53      44      38      41      47      60      85     117     120
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $105.87 $101.69 $116.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      46     196     359
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 86.10 $100.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $109.26 $100.69 $127.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       4
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------
                                         2003 2004 2005 2006 2007 2008 2009  2010    2011    2012
---------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 95.08 $109.87
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       5      28
---------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 86.88 $ 98.92
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1       2
---------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $104.26 $ 96.31 $105.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        4      14      18
---------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $108.58 $106.22 $119.27
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        2       7      10
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $113.52 $101.98 $102.14
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       10      31      49
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $106.27 $110.52 $129.55
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       10      62     152
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 89.76 $100.71
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      10      61
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 79.17 $ 82.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --       1
---------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $113.45 $ 91.87 $110.79
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       29     123     228
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $105.97 $102.84 $117.79
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       15      75     138
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $118.95 $117.96 $135.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        1       7      16
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $101.87 $ 98.22 $115.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        8      15      19
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $119.10 $118.91 $134.23
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        4      19      34
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $110.84 $116.64 $130.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      41      81
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 91.83 $ 95.60 $105.47 $ 55.70 $ 75.73 $ 88.22 $ 81.89 $ 92.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       5      20      23      21      18
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.55 $112.44 $113.04 $115.90 $121.67 $123.17 $131.81 $138.31 $144.59 $150.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       100     106     121     111     108      95      97     127     110     154
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.76 $120.87 $137.87 $170.70 $189.61 $ 98.85 $126.88 $134.08 $108.65 $126.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      62      71      89      88      80      70      63      51      43
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.89 $104.99 $110.72 $124.24 $128.89 $ 76.99 $100.80 $111.08 $101.68 $115.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      33      31      29      30      27      23      19      16      15
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.57 $115.96 $122.70 $144.66 $148.12 $ 91.53 $111.11 $124.21 $115.95 $132.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      51      62      87      93      86      77      69      62      53
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.02 $ 94.96 $101.69 $110.13 $121.76 $ 67.87 $ 95.07 $119.18 $108.47 $123.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94     125     122     116     107      96      92      79      64      52
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.53 $116.68 $123.75 $140.28 $138.72 $ 87.76 $125.17 $154.48 $132.28 $150.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        66      91      89      85      82      69      66      62      49      41
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.10 $134.04 $136.92 $ 80.78 $ 87.51 $ 92.20 $ 95.71 $ 99.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2     154     139     144     134     138
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.62 $121.73 $132.55 $135.77 $ 77.65 $103.21 $130.17 $108.44 $119.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      26      50      72      59      50      42      35      30
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.26 $177.32 $183.41 $210.41 $187.41 $115.05 $143.69 $176.76 $158.90 $183.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        54     102     120     127     112      94      85      70      57      48
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.33 $ 91.63 $100.73 $106.79 $124.72 $ 65.21 $102.08 $118.71 $111.64 $125.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31     130     128     124     126     121     131     140     131     123
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.37 $114.81 $ 78.86 $ 93.74 $102.55 $ 98.46 $107.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      13      18      22      24
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)


------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------
                                         2003 2004 2005  2006    2007    2008   2009   2010    2011   2012
------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $109.32 $115.96 $74.45 $90.62 $100.22 $95.16 $106.09
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --        2      15     24     33      39     50      62
------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $110.21 $116.92 $71.58 $88.79 $ 98.89 $93.17 $105.04
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --        1       7     14     22      32     45      58
------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $110.99 $118.22 $68.52 $86.50 $ 96.81 $90.36 $103.05
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --       5      9     12      19     32      47
------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     --      -- $83.02 $ 84.57
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --     17      38
------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.73 $119.82 $115.06 $128.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.38 $121.67 $130.82 $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63 $146.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       2       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.37 $108.00 $110.08 $116.51 $122.65 $108.60 $118.67 $126.66 $128.42 $133.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.36 $111.89 $114.94 $124.39 $130.56 $104.67 $119.17 $129.33 $127.77 $136.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.11 $109.30 $ 82.34 $ 96.11 $105.37 $102.59 $111.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $104.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.19 $120.23 $127.61 $145.39 $153.90 $104.47 $126.77 $140.71 $133.07 $147.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.56 $ 97.31 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $103.64 $ 99.26 $113.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $105.39 $ 93.80 $107.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.68 $ 87.43 $101.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.84 $120.87 $ 66.73 $ 90.30 $120.02 $118.95 $136.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.50 $ 98.64 $ 65.36 $ 83.39 $103.11 $ 92.77 $107.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.93 $127.54 $130.65 $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47 $157.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.17 $113.20 $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96 $134.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.85 $ 75.08 $ 81.24 $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.60 $106.60 $112.49 $125.42 $126.86 $ 76.16 $ 99.62 $114.78 $118.78 $138.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.17 $107.52 $ 60.28 $ 77.16 $ 89.18 $ 89.43 $102.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.09 $115.07 $117.03 $121.18 $124.31 $112.63 $115.08 $121.12 $126.30 $129.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.46 $ 58.95 $ 77.82 $ 86.53 $ 82.09 $ 91.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.22 $108.06 $ 67.56 $ 84.82 $ 96.77 $ 97.99 $112.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.84 $133.98 $147.58 $160.53 $182.16 $108.22 $137.63 $157.83 $147.32 $167.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.56 $106.18 $ 72.05 $ 93.57 $103.63 $103.19 $114.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       4
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.67 $ 60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.64 $117.94 $121.36 $104.07 $120.76 $131.72 $132.83 $139.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.44 $117.75 $139.23 $151.41 $104.46 $147.03 $194.05 $186.34 $218.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.69 $100.53 $109.34 $115.84 $117.53 $124.32 $129.14 $133.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.56 $134.82 $178.13 $242.92 $343.25 $145.67 $217.50 $241.20 $210.44 $244.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $100.44 $107.06 $110.63 $107.84 $112.11 $117.75 $118.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.36 $ 91.97 $107.18 $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76 $111.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.97 $118.10 $ 58.05 $ 73.60 $ 77.24 $ 67.65 $ 78.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.64 $ 96.39 $106.30 $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32 $110.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.51 $108.69 $112.39 $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00 $127.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.76 $ 86.19 $ 91.93 $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.21 $ 58.46 $ 66.85 $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 46.31 $ 51.89 $ 56.29 $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.62 $113.34 $106.08 $ 45.70 $ 54.18 $ 61.79 $ 61.28 $ 71.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.24 $128.95 $135.28 $163.40 $155.34 $ 88.09 $105.72 $118.77 $112.50 $129.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.21 $119.10 $131.15 $ 90.08 $112.50 $127.57 $116.13 $133.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.64 $144.57 $167.16 $ 99.33 $135.64 $155.13 $137.81 $164.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.49 $118.33 $125.23 $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17 $144.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.30 $148.09 $164.04 $183.59 $179.75 $108.09 $146.11 $178.03 $160.44 $189.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $100.76 $105.25 $107.20 $106.97 $106.54 $106.01 $105.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.85 $109.97 $118.12 $141.99 $ 94.81 $122.39 $131.79 $134.90 $151.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.44 $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17 $176.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.38 $108.61 $ 66.89 $ 83.28 $ 92.75 $ 88.18 $100.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.91 $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17 $114.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $100.81 $105.12 $ 97.98 $103.61 $109.76 $110.81 $113.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.41 $139.82 $145.04 $169.88 $165.93 $108.75 $136.48 $170.86 $163.21 $187.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.43 $115.29 $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34 $128.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.79 $109.56 $ 64.51 $ 83.47 $ 89.69 $ 81.83 $ 97.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.44 $118.70 $134.82 $135.71 $ 80.98 $106.71 $120.05 $116.08 $130.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.88 $120.95 $117.33 $ 73.61 $ 94.05 $107.82 $105.15 $123.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.91 $ 82.98 $ 85.83 $ 90.42 $100.16 $ 72.15 $100.72 $117.54 $110.09 $131.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.39 $102.91 $118.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 86.49 $101.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $109.52 $101.64 $129.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 95.50 $111.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 87.27 $100.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.77 $ 97.47 $107.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $109.11 $107.50 $121.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $114.08 $103.21 $104.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.52 $111.56 $131.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 90.17 $101.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 79.53 $ 83.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $113.71 $ 92.74 $112.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.49 $104.07 $120.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.23 $119.07 $138.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $102.37 $ 99.40 $117.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.37 $120.03 $136.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.10 $117.74 $132.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.24 $116.93 $ 62.19 $ 85.16 $ 99.90 $ 93.39 $106.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.11 $114.85 $116.28 $120.06 $126.94 $129.41 $139.47 $147.39 $155.17 $162.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.24 $123.46 $141.82 $176.83 $197.82 $103.86 $134.26 $142.88 $116.60 $136.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.27 $107.24 $113.89 $128.70 $134.47 $ 80.89 $106.66 $118.37 $109.12 $124.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.03 $118.45 $126.22 $149.85 $154.53 $ 96.17 $117.57 $132.37 $124.43 $143.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.24 $ 96.99 $104.60 $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41 $133.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.99 $119.18 $127.30 $145.32 $144.72 $ 92.21 $132.45 $164.62 $141.96 $162.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $102.63 $105.59 $ 80.57 $ 88.11 $ 93.72 $ 98.22 $102.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.80 $122.78 $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12 $126.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.68 $173.24 $180.45 $208.48 $187.01 $115.62 $145.43 $180.17 $163.11 $189.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1      --       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.59 $ 93.59 $103.61 $110.62 $130.12 $ 68.52 $108.02 $126.51 $119.81 $135.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.60 $115.88 $ 80.16 $ 95.96 $105.72 $102.23 $112.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.56 $117.04 $ 75.68 $ 92.77 $103.33 $ 98.80 $110.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.45 $118.01 $ 72.76 $ 90.90 $101.96 $ 96.73 $109.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.24 $119.32 $ 69.65 $ 88.55 $ 99.81 $ 93.82 $107.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 83.39 $ 85.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2013 to a fixed maturity option with a maturity date of June 15, 2021 (eight years later) at a hypothetical rate to maturity of 7.00% (H) , resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2017./(a)/



-----------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2017
                                                                             ------------------------------------------
                                                                              5.00%                 9.00%
-----------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2017 BEFORE WITHDRAWAL
(1) Market adjusted amount/(b)/                                              $141,389             $121,737
-----------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $131,104             $131,104
-----------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $ 10,285             $ (9,367)
-----------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2017 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,637             $ (3,847)
-----------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,363             $ 53,847
-----------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 91,389             $ 71,737
-----------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 84,741             $ 77,257
-----------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $111,099             $101,287
-----------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =               $171,882               where j is either 5% or 9%
----------------------          -----------------------------
(1+j)/(D/365)/                   (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:
Maturity value        =               $171,882
----------------------          -----------------------------
(1+h)/(D/365)/                  (1+0.07)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365) /= ($84,741 or $77,257) x (1+0.07)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the enhanced death benefit, the death benefit is equal to
(i) your account value (without any negative market value adjustment), or
(ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value (without any negative market adjustment that would otherwise apply), or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see "Death benefit" under "Contract features and benefits" earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

-----------------------------------------------------------------------------------
      END OF                                                     ENHANCED DEATH
PARTICIPATION YEAR   ACCOUNT VALUE/(1)/      CONTRIBUTION            BENEFIT
-----------------------------------------------------------------------------------
         1              $105,000/(2)/          $100,000             $100,000
-----------------------------------------------------------------------------------
         2              $115,500/(2)/                               $100,000
-----------------------------------------------------------------------------------
         3              $129,360/(2)/                             $129,360/(2)/
-----------------------------------------------------------------------------------
         4                $103,488                                $129,360/(3)/
-----------------------------------------------------------------------------------
         5                $113,837                                $129,360/(3)/
-----------------------------------------------------------------------------------
         6                $127,497                                $129,360/(3)/
-----------------------------------------------------------------------------------
         7                $127,497                                $129,360/(3)/
-----------------------------------------------------------------------------------
         8              $133,872/(2)/                               $129,360
-----------------------------------------------------------------------------------
         9                $147,259                                $147,259/(4)/
-----------------------------------------------------------------------------------

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

                                     III-1

                      APPENDIX III: DEATH BENEFIT EXAMPLE

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) STRATEGIES (SERIES 900) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-------------------------------------------------------------------------------------------------
 STATE                                 FEATURES AND BENEFITS                  CONTRACT TYPE
-------------------------------------------------------------------------------------------------
CALIFORNIA                             See "Contract features and             All contract types
                                       benefits"--"Your right to cancel
                                       within a certain number of days"




























-------------------------------------------------------------------------------------------------
FLORIDA                                See "Your right to cancel within a     All contract types
                                       certain number of days" in "Contract
                                       features and benefits"











-------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 STATE                                 FEATURES AND BENEFITS                  AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------------------
CALIFORNIA                             See "Contract features and             If you reside in the state of
                                       benefits"--"Your right to cancel       California and you are age 60
                                       within a certain number of days"       or older at the time the
                                                                              certificate is issued, you may
                                                                              return your certificate within
                                                                              30 days from the date that you
                                                                              receive it and receive a refund
                                                                              as described below.

                                                                              If you allocate your entire
                                                                              initial contribution to the EQ/
                                                                              Money Market option, the
                                                                              amount of your refund will be
                                                                              equal to your contribution less
                                                                              interest, unless you make a
                                                                              transfer, in which case the
                                                                              amount of your refund will be
                                                                              equal to your account value on
                                                                              the date we receive your
                                                                              request to cancel at our
                                                                              processing office. This amount
                                                                              could be less than your initial
                                                                              contribution. If you allocate
                                                                              any portion of your initial
                                                                              contribution to variable
                                                                              investment options other than
                                                                              the EQ/Money Market option,
                                                                              your refund will be equal to
                                                                              your account value on the date
                                                                              we receive your request to
                                                                              cancel at our processing office.
---------------------------------------------------------------------------------------------------------------
FLORIDA                                See "Your right to cancel within a     If you reside in the state of
                                       certain number of days" in "Contract   Florida and you are age 65 or
                                       features and benefits"                 older at the time the certificate
                                                                              is issued, you may cancel your
                                                                              certificate and return it to us
                                                                              within 21 days from the date
                                                                              that you receive it. You will
                                                                              receive an unconditional
                                                                              refund equal to the cash
                                                                              surrender value provided in
                                                                              the certificate, plus any fees or
                                                                              charges deducted from the
                                                                              contributions or imposed
                                                                              under the certificate.
---------------------------------------------------------------------------------------------------------------


                                     IV-1

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                  CONTRACT TYPE      AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------
FLORIDA                                                                        If you reside in the state of
(CONTINUED)                                                                    Florida and you are age 64 or
                                                                               younger at the time the
                                                                               contract is issued, you may
                                                                               cancel your certificate and
                                                                               return it to us within 14 days
                                                                               from the date that you receive
                                                                               it. You will receive an
                                                                               unconditional refund equal to
                                                                               your contributions, including
                                                                               any certificate fees or charges.

                     See "Withdrawal charge" in "Charges    All contract types If you are age 65 or older at
                     and expenses"                                             the time your certificate is
                                                                               issued, the applicable
                                                                               withdrawal charge will not
                                                                               exceed 10% of the amount
                                                                               withdrawn. In addition, no
                                                                               charge will apply after the end
                                                                               of the 10th participation year
                                                                               or 10 years after a
                                                                               contribution is made,
                                                                               whichever is later.
----------------------------------------------------------------------------------------------------------------
ILLINOIS             Notice to all Illinois certificate     All contract types Illinois law provides that a
                     owners                                                    spouse in a civil union and a
                                                                               spouse in a marriage are to be
                                                                               treated identically. For purposes
                                                                               of your contract, when we use
                                                                               the term "married", we include
                                                                               "parties to a civil union" and
                                                                               when we use the word
                                                                               "spouse" we include "parties
                                                                               to a civil union". While civil
                                                                               union spouses are afforded the
                                                                               same rights as married spouses
                                                                               under Illinois law, tax-related
                                                                               advantages such as spousal
                                                                               continuation are derived from
                                                                               federal tax law. Illinois' Civil
                                                                               Union Law does not and
                                                                               cannot alter federal law. The
                                                                               federal Defense of Marriage Act
                                                                               excludes civil unions and civil
                                                                               union partners from the
                                                                               meaning of the word
                                                                               "marriage" or "spouse" in all
                                                                               federal laws. Therefore, a civil
                                                                               union spouse does not qualify
                                                                               for the same tax advantages
                                                                               provided to a married spouse
                                                                               under federal law, including the
                                                                               tax benefits afforded to the
                                                                               surviving spouse of an owner of
                                                                               an annuity contract or any
                                                                               rights under specified tax-
                                                                               favored savings or retirement
                                                                               plans or arrangements.
----------------------------------------------------------------------------------------------------------------


                                     IV-2

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                  CONTRACT TYPE
-------------------------------------------------------------------------------------------------
MASSACHUSETTS        See "Withdrawal Charge" in the         All contract types
                     "Charges under the contract" section
                     under "Charges and expenses"
-------------------------------------------------------------------------------------------------
MISSOURI             See "Withdrawal Charge" in the         All contract types
                     "Charges under the contract" section
                     under "Charges and expenses"
-------------------------------------------------------------------------------------------------
NEW HAMPSHIRE        See "Withdrawal Charge" in the         All contract types
                     "Charges under the contract" section
                     under "Charges and expenses"



-------------------------------------------------------------------------------------------------
PENNSYLVANIA         See "Loans" in "Accessing your money"  All contract types






-------------------------------------------------------------------------------------------------
TEXAS                See "Loans" in "Accessing your money"  All contract types






                     See "What are your investment options  For all new and existing TSA
                     under the contract" in "Contract       certificate owners (regardless
                     features and benefits".                of the certificate issue date)
                                                            who are employees of public
                                                            school districts and open
                                                            enrollment charter schools
                                                            (grades K-12), who are
                                                            participants in the TSA plan,
                                                            the providers of which are
                                                            subject to the 403(b)
                                                            Certification Rules of the
                                                            Teacher Retirement System of
                                                            the State of Texas, and who
                                                            enroll and contribute to the
                                                            TSA certificate through a
                                                            salary reduction agreement.
                     See "Personal Income Benefit" in       For TSA certificate owners who
                     "Contract features and benefits"       are employees of public school
                                                            districts and open enrollment
                                                            charter schools (grades K-12)
                                                            who are participants in the TSA
                                                            plan, the providers of which are
                                                            subject to the 403(b) Certification
                                                            Rules of the Teacher Retirement
                                                            System of the State of Texas, and
                                                            who enroll and contribute to the
                                                            TSA certificate through a salary
                                                            reduction agreement.
-------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                  AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------
MASSACHUSETTS        See "Withdrawal Charge" in the         Waivers (4), (5), and (6) are
                     "Charges under the contract" section   not available.
                     under "Charges and expenses"
----------------------------------------------------------------------------------------------
MISSOURI             See "Withdrawal Charge" in the         Waiver (4) regarding total
                     "Charges under the contract" section   disability is not available.
                     under "Charges and expenses"
----------------------------------------------------------------------------------------------
NEW HAMPSHIRE        See "Withdrawal Charge" in the         Waiver (6) regarding the
                     "Charges under the contract" section   definition of a nursing home
                     under "Charges and expenses"           was changed to "(A) A PROVIDER
                                                            OF SKILLED NURSING CARE SERVICE",
                                                            while it only needs to "PROVIDE
                                                            CONTINUOUS ROOM AND BOARD."
----------------------------------------------------------------------------------------------
PENNSYLVANIA         See "Loans" in "Accessing your money"  Taking a loan in excess of
                                                            Internal Revenue Code limits
                                                            may result in adverse tax
                                                            consequences. Please consult
                                                            your tax adviser before taking
                                                            a loan that exceeds the
                                                            Internal Revenue Code limits.
----------------------------------------------------------------------------------------------
TEXAS                See "Loans" in "Accessing your money"  Taking a loan in excess of the
                                                            Internal Revenue Code limits
                                                            may result in adverse tax
                                                            consequences. Please consult
                                                            your tax adviser before taking
                                                            a loan that exceeds the
                                                            Internal Revenue Code limits.
                     See "What are your investment options  UNAVAILABLE VARIABLE INVESTMENT
                     under the contract" in "Contract       OPTIONS:
                     features and benefits".
                                                            The variable investment
                                                            options that invest in
                                                            portfolios of unaffiliated trusts
                                                            are not available. You may
                                                            allocate amounts to the
                                                            variable investment options
                                                            that invest in the AXA Tactical
                                                            Manager Portfolios.





                     See "Personal Income Benefit" in       The Personal Income Benefit
                     "Contract features and benefits"       feature is not available.










----------------------------------------------------------------------------------------------


                                     IV-3

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------
VERMONT     See "Loans" in "Accessing your    All contract types                Taking a loan in excess of
            money"                                                              Internal Revenue Code limits may
                                                                                result in adverse tax
                                                                                consequences. Please consult
                                                                                your tax adviser before taking a
                                                                                loan that exceeds the Internal
                                                                                Revenue Code limits.
-----------------------------------------------------------------------------------------------------------------
WASHINGTON  See "Withdrawal Charge" in the    All contract types                Waiver (6) regarding the
            "Charges under the contract"                                        definition of a nursing home is
            section under "Charges and                                          deleted, and replaced with the
            expenses"                                                           following:

                                                                                "A nursing home for this purpose
                                                                                means any home, place, or
                                                                                institution which operates or
                                                                                maintains facilities providing
                                                                                convalescent or chronic care, or
                                                                                both, for a period in excess of
                                                                                twenty-four consecutive hours
                                                                                for three or more patients not
                                                                                related by blood or marriage to
                                                                                the operator, who by reasons of
                                                                                illness or infirmity, are unable
                                                                                to properly care for themselves
                                                                                and as further defined in RCW
                                                                                18.51.010"
-----------------------------------------------------------------------------------------------------------------


                                     IV-4

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of Annuity Payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       3

Condensed Financial Information                               4

Financial Statements                                          20

HOW TO OBTAIN AN EQUI-VEST(R) STRATEGIES (SERIES 900) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Programs
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Strategies (Series 900) Statement of
Additional Information dated May 1, 2013
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #417031

EQUI-VEST(R) Strategies (Series 900)

A group flexible premium deferred variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2013


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Strategies (Series 900) dated May 1, 2013. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.


        TABLE OF CONTENTS

        Who is AXA Equitable?                                         2

        Calculation of annuity payments                               2

        Custodian and independent registered public accounting firm   2

        Distribution of the contracts                                 2

        Calculating unit values                                       3

        Condensed financial information                               4

        Financial statements                                         18




   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2013 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                       EV Strategies Series 900

                                                                        #417031

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2012, the annuity payment due in December 2012 would be $95.19 (the number of units (26.74) times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period ended December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2012, 2011 and 2010. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $630,130,187 in 2012, $529,410,549 in 2011 and $576,147,169 in 2010. Of these amounts, for each of these three years, AXA Advisors retained $371,036,017, $268,084,019 and $364,376,758, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $575,594,540 in 2012, $562,732,447 in 2011 and $399,625,078 in 2010, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,167,554, $15,092,209 and $10,963,063, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Condensed financial information

--------------------------------------------------------------------------------





The following tables show the accumulation unit values and the number of outstanding units for each variable investment option as of the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.60 $119.19 $113.99 $126.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       4       7
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       5       9      19      70     120     155     191
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3      12      24      31      37
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $102.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       4       7      10      28      50      65      79
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $183.99 $201.66 $212.90 $159.75 $185.70 $202.78 $196.64 $212.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      56      60      67      64     113     166     198     223
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $104.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       6      16      35      59     160     246     297     342
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.90 $109.05 $125.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)






------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.50 $110.17 $125.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $123.95 $109.88 $125.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.66 $ 92.90 $107.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $179.44 $194.31 $225.25 $123.85 $166.93 $220.99 $218.13 $249.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      11      11      12      10      11      13      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.57 $155.12 $158.27 $189.64 $194.62 $122.36 $157.97 $175.79 $168.80 $190.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1       4       4      12      12      22      40      54      67
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3       8      13      15      17
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       2       3       3       4       4       5       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25 $146.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      --      14      14      25      22      24      23      16      14
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $206.24 $226.80 $233.16 $130.18 $165.98 $191.06 $190.83 $218.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      65      65      67      57      62      63      58      52
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       3       4       6       7      13      16      17      22
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58 $ 89.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       7       7       6
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)






------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $197.59 $225.93 $235.57 $146.69 $183.42 $208.43 $210.20 $240.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      23      26      28      27      42      54      58      61
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36 $160.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1      11      16      21      29      41      49      48      48
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7       6       8      12      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       8       9      10
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31 $134.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4       5
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       8      18      37      54      67
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5       7      12      19      23
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.00 $196.10 $258.05 $295.50 $415.87 $175.77 $261.39 $288.71 $250.88 $290.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       2       6       9       9      13      21      27      32
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $151.99 $155.73 $165.32 $170.15 $165.19 $171.04 $178.93 $179.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       3       3       4       3       3       4       5
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       4       5       5       6      10      23      28      30
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $147.18 $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99 $130.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      28      31      36      35      45      47      47      48
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      --      10      14      20      21      36      49      44      46
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.98 $106.52 $109.75 $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       1       1      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)






------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       3       5       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1       4       6       9       9      11      14      18      23
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.94 $ 81.41 $ 87.96 $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50 $120.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      --       5      26      26      24      23      24      28      27
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1      10       6      19      20
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.15 $117.09 $122.34 $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       1      13      18      72      61      63      66      65      59
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05 $129.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       4      10      10
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16 $159.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       5      16      25      34
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       1      15      19      24      25      43      54      55      57
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.60 $145.52 $160.54 $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85 $145.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1       5      16      19      14      31      36      35      35
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.04 $113.89 $130.47 $135.41 $140.86 $142.90 $142.03 $140.88 $139.62 $138.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1      19      26      27      25      23      24      26
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       5       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4      11      27      45      60
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       6       6       6
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)






--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
--------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       2       6       8       9
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       4       7      15      20      28      27      28
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $164.70 $169.90 $176.45 $163.80 $172.52 $182.03 $183.03 $186.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       5       4       6       4       8       9       9      10
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1      --       5       6       7       8      19      26      25      26
--------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       4       4      10      27      45      62
--------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       3       7       8       8
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $109.34 $118.12 $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75 $126.12
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       1       2       2       2
--------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $104.60 $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       2       4       4       5
--------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 79.22 $ 84.03 $ 86.57 $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38 $129.35
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1      --       2       3       2       2       3      11      17      20
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $117.74 $113.43 $130.55
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       7      16
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 99.78 $116.87
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $109.37 $101.10 $128.08
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       3       7
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 95.26 $110.41
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       3
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)




----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ----------------------------------------------------------
                                          2003 2004 2005 2006 2007 2008 2009  2010    2011    2012
----------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --       -- $101.13 $115.51
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --       1       2
----------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $114.82 $106.39 $116.62
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --       1       2
----------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $124.50 $122.16 $137.59
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --      --       1
----------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $128.73 $115.99 $116.53
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --       2       5
----------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $106.38 $110.97 $130.46
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --       4      18
----------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --       -- $ 89.94 $101.21
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --      --       6
----------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --       -- $ 99.95 $104.16
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --      --      --
----------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $113.56 $ 92.25 $111.57
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --        2      12      23
----------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $111.32 $108.36 $124.49
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --        1       5      13
----------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $119.07 $118.44 $136.95
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --       1       2
----------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $115.04 $111.25 $131.01
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --      --       1
----------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $119.21 $119.39 $135.19
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --   --   --   --   --       --       1       3
----------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------
   Unit value                              --   --   --   --   --   --   --  $110.95 $117.11 $131.39
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     --   --   --  ---   --   --   --       --       3       7
----------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)






------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.39 $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      54      53      52      38      44      50      49      42
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       3       3       6      10      13      16
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00 $130.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       4       5       7       8      12      12      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81 $118.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1      --       1       2       2       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52 $136.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       2       3       4       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       3       3       4       4       4       6       6       7
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       2       2       3       3       5       7       8       9
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $144.66 $157.99 $161.88 $123.02 $134.01 $141.96 $148.19 $154.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       4       4       5       4       5       8      11      16
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       3       2       3       4       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       9      10      13      12      12      13      12      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08 $129.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       6       6       6       5       7      10      10      12
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06 $109.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6      14      14      16
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      15      19      22
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------
                                         2003 2004 2005  2006    2007    2008   2009   2010    2011   2012
------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $110.31 $117.39 $72.08 $89.69 $100.20 $94.68 $107.07
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --       1      2      4      11     13      15
------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $111.10 $118.69 $69.01 $87.37 $ 98.09 $91.83 $105.04
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --      1      4       7      9      11
------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     --      -- $83.18 $ 84.99
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --      2       6
------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.67 $119.50 $114.52 $127.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.32 $121.36 $130.23 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       3       5       6       8
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.32 $107.72 $109.58 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.31 $111.61 $114.43 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $152.68 $167.68 $177.39 $133.37 $155.35 $169.97 $165.16 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       8      11      10      13
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $104.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.13 $119.93 $127.03 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       6       8      11      13
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.98 $109.35 $126.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.58 $110.47 $125.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $124.04 $110.17 $126.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)






------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.74 $ 93.15 $107.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $141.82 $153.88 $178.75 $ 98.47 $133.00 $176.42 $174.49 $200.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.51 $160.86 $164.45 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       4       6       7       9
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.13 $112.92 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.98 $117.81 $124.08 $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43 $150.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --       1       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $144.65 $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46 $155.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      13      20      22      22      24
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       4       6       7       8       3
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.33 $ 58.75 $ 77.40 $ 85.90 $ 81.33 $ 90.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $138.41 $158.58 $165.68 $103.38 $129.53 $147.48 $149.04 $170.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      11      14      20      21
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.29 $133.10 $146.32 $158.85 $179.88 $106.65 $135.36 $154.92 $144.31 $163.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3       5       6       7       6       6
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)






------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5       4       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.50 $117.55 $120.71 $103.30 $119.63 $130.22 $131.06 $136.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.39 $117.46 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       2       4       5       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.65 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.39 $167.50 $220.86 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $299.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      --      --       7       6       7       6       7       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $140.44 $144.18 $153.38 $158.17 $153.88 $159.65 $167.34 $167.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.05 $102.71 $119.46 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       3       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $136.25 $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87 $122.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       5      12       7      10
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       6      10      15      22      28      31       5
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.14 $109.16 $112.65 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.90 $ 90.60 $ 96.43 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.68 $ 64.24 $ 73.31 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)






------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.37 $ 92.12 $ 99.73 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      --       4       4       3       2       3       3       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.57 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.07 $118.36 $123.92 $149.38 $141.58 $ 80.21 $ 96.07 $107.70 $101.82 $117.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       5       9      13       4       7      10       9      10
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.07 $118.70 $130.45 $ 89.41 $111.44 $126.12 $114.58 $131.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.49 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       5       9      12      22      30      33       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.80 $119.13 $131.69 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       5       6       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.38 $110.46 $112.56 $116.79 $134.00 $136.21 $135.65 $134.83 $133.89 $132.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      12      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.81 $109.70 $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95 $148.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.27 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       2       4       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.78 $105.91 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       5       5       6
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)






--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $147.47 $152.43 $158.62 $147.55 $155.71 $164.63 $165.87 $169.08
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       1       2       2       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       2       4       7      10      16      23      24       4
--------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $111.38 $115.01 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       5       7      11      16      18       4
--------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $109.39 $118.41 $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40 $128.23
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --       2      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $104.74 $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 79.92 $ 84.94 $ 87.69 $ 92.19 $101.91 $ 73.26 $102.07 $118.88 $111.11 $132.88
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       3       4       5       6
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $117.81 $113.73 $131.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $100.12 $117.50
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $109.44 $101.37 $128.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       5
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 95.38 $110.78
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $101.48 $116.14
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $114.89 $106.67 $117.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)





------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $124.58 $122.49 $138.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $128.82 $116.30 $117.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.45 $111.26 $131.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 90.05 $101.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --              --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $100.29 $104.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $113.64 $ 92.49 $112.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3       5
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.39 $108.65 $125.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.15 $118.75 $137.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.12 $111.55 $131.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.29 $119.71 $135.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.03 $117.43 $132.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 83.12 $ 86.97 $ 96.44 $ 51.19 $ 69.95 $ 81.90 $ 76.41 $ 86.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      11      17      19      15      13
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.66 $114.16 $115.34 $118.85 $125.41 $111.82 $120.27 $126.83 $133.26 $139.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)





------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.82 $122.72 $140.68 $175.06 $195.44 $ 85.70 $110.55 $117.42 $ 95.63 $111.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.88 $106.59 $112.97 $127.42 $132.85 $ 76.42 $100.56 $111.38 $102.47 $116.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.61 $117.73 $125.20 $148.35 $152.67 $ 81.61 $ 99.56 $111.87 $104.95 $120.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.89 $ 96.41 $103.76 $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.57 $118.46 $126.28 $143.86 $142.98 $ 79.43 $113.87 $141.24 $121.55 $138.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.88 $120.25 $123.46 $ 94.01 $102.61 $108.92 $113.93 $119.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.75 $122.48 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.67 $182.19 $189.39 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.23 $ 93.02 $102.78 $109.51 $128.56 $ 67.55 $106.29 $124.23 $117.42 $132.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       8      10       8       5       2       3       3       7
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       3       3       4
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.17 $119.00 $ 69.33 $ 87.96 $ 98.94 $ 92.82 $106.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 83.28 $ 85.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012............  FSA-3
   Statements of Operations for the Year Ended December 31, 2012...... FSA-44
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2012 and 2011....................................... FSA-61
   Notes to Financial Statements...................................... FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                 FSA-1  #413657

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                   AMERICAN CENTURY
                                                      ALL ASSET    VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    GROWTH-ALT 20*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    -------------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
Receivable for policy-related transactions.........        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
   Total assets....................................    38,748,256      3,770,835      418,651,564    51,869,879    124,187,280
                                                     ------------    -----------    -------------  ------------  -------------

LIABILITIES:
Payable for The Trusts shares purchased............        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
   Total liabilities...............................        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
NET ASSETS.........................................  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
                                                     ============    ===========    =============  ============  =============

NET ASSETS:
Accumulation Unit Value............................  $ 38,706,286    $ 3,763,359    $ 418,515,075  $ 51,768,231  $ 124,089,828
Retained by AXA Equitable in Separate Account A....           377            385           10,682         5,157          2,442
                                                     ------------    -----------    -------------  ------------  -------------
TOTAL NET ASSETS...................................  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
                                                     ============    ===========    =============  ============  =============

Investments in shares of The Trusts, at cost.......  $ 38,413,719    $ 3,576,264    $ 401,768,694  $ 49,886,239  $ 125,241,882
The Trusts shares held
   Class A.........................................            --             --               --        19,516             --
   Class B.........................................     2,096,399             --       42,090,733     4,102,759     12,917,262
   Class II........................................            --        257,967               --            --             --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $ 9,767,256
Receivable for policy-related transactions.........        68,533
                                                      -----------
   Total assets....................................     9,835,789
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............        68,533
                                                      -----------
   Total liabilities...............................        68,533
                                                      -----------
NET ASSETS.........................................   $ 9,767,256
                                                      ===========

NET ASSETS:
Accumulation Unit Value............................   $ 9,765,744
Retained by AXA Equitable in Separate Account A....         1,512
                                                      -----------
TOTAL NET ASSETS...................................   $ 9,767,256
                                                      ===========

Investments in shares of The Trusts, at cost.......   $ 9,540,902
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       798,478
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                               AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH   AXA MODERATE     AXA MODERATE    AXA MODERATE-
                                  STRATEGY*     PLUS ALLOCATION*  STRATEGY*    ALLOCATION*    GROWTH STRATEGY* PLUS ALLOCATION*
                               ---------------- ----------------- ----------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $ 4,100,286      $ 180,317,497   $ 1,266,584 $ 1,589,600,380   $ 2,581,057     $ 890,786,915
Receivable for The Trusts
 shares sold..................            --                 --           118         304,983            --                --
Receivable for policy-related
 transactions.................         2,184            326,840            --              --        32,113           100,179
                                 -----------      -------------   ----------- ---------------   -----------     -------------
   Total assets...............     4,102,470        180,644,337     1,266,702   1,589,905,363     2,613,170       890,887,094
                                 -----------      -------------   ----------- ---------------   -----------     -------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................         2,184            326,840            --              --        32,113           100,179
Payable for policy-related
 transactions.................            --                 --            81          55,135            --                --
                                 -----------      -------------   ----------- ---------------   -----------     -------------
   Total liabilities..........         2,184            326,840            81          55,135        32,113           100,179
                                 -----------      -------------   ----------- ---------------   -----------     -------------
NET ASSETS....................   $ 4,100,286      $ 180,317,497   $ 1,266,621 $ 1,589,850,228   $ 2,581,057     $ 890,786,915
                                 ===========      =============   =========== ===============   ===========     =============

NET ASSETS:
Accumulation Unit Value.......   $ 4,099,490      $ 180,296,216   $ 1,266,621 $ 1,583,044,003   $ 2,580,669     $ 890,720,368
Contracts in payout
 (annuitization) period.......            --                 --            --       6,806,225            --                --
Retained by AXA Equitable in
 Separate Account A...........           796             21,281            --              --           388            66,547
                                 -----------      -------------   ----------- ---------------   -----------     -------------
TOTAL NET ASSETS..............   $ 4,100,286      $ 180,317,497   $ 1,266,621 $ 1,589,850,228   $ 2,581,057     $ 890,786,915
                                 ===========      =============   =========== ===============   ===========     =============

Investments in shares of The
 Trusts, at cost..............   $ 4,044,786      $ 179,142,079   $ 1,138,091 $ 1,687,611,817   $ 2,557,881     $ 855,780,869
The Trusts shares held
   Class A....................            --                 --        94,491      95,295,468            --                --
   Class B....................       359,872         18,705,156            --      23,053,053       194,687        86,696,723

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                      EQ/ALLIANCEBERNSTEIN
                                                                        AXA TACTICAL        DYNAMIC        EQ/ALLIANCEBERNSTEIN
                               AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER      WEALTH STRATEGIES        SMALL CAP
                               MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*      PORTFOLIO*            GROWTH*
                               ------------ ------------ ------------- -------------- -------------------- --------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
Receivable for The Trusts
 shares sold..................         900      350,903           --         20,608                --                15,787
Receivable for policy-related
 transactions.................          --           --        5,485             --            20,267                    --
                                ----------   ----------   ----------    -----------        ----------          ------------
   Total assets...............   3,274,315    5,963,520    1,872,274      4,467,840         1,439,979           304,048,182
                                ----------   ----------   ----------    -----------        ----------          ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................          --           --        5,485             --            20,267                    --
Payable for policy-related
 transactions.................         900      350,903           --         20,608                --                15,787
                                ----------   ----------   ----------    -----------        ----------          ------------
   Total liabilities..........         900      350,903        5,485         20,608            20,267                15,787
                                ----------   ----------   ----------    -----------        ----------          ------------
NET ASSETS....................  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
                                ==========   ==========   ==========    ===========        ==========          ============

NET ASSETS:
Accumulation Unit Value.......  $3,273,095   $5,612,102   $1,866,587    $ 4,446,620        $1,419,614          $302,013,074
Contracts in payout
 (annuitization) period.......          --           --           --             --                --             2,014,894
Retained by AXA Equitable in
 Separate Account A...........         320          515          202            612                98                 4,427
                                ----------   ----------   ----------    -----------        ----------          ------------
TOTAL NET ASSETS..............  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
                                ==========   ==========   ==========    ===========        ==========          ============

Investments in shares of The
 Trusts, at cost..............  $3,098,350   $5,438,014   $1,784,867    $ 4,184,751        $1,398,889          $264,143,837
The Trusts shares held
   Class A....................          --           --           --             --                --            15,302,576
   Class B....................     206,825      385,400      123,561        368,057           138,151             2,637,869

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                    EQ/AXA FRANKLIN EQ/BLACKROCK     EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL     EQ/COMMON
                                    SMALL CAP VALUE BASIC VALUE   ADVISORS EQUITY   SOCIALLY     GUARDIAN        STOCK
                                         CORE*        EQUITY*         INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                    --------------- ------------- --------------- ------------ ------------- --------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,162,837
Receivable for The Trusts shares
 sold..............................            --              --            --             --        98,315        440,577
Receivable for policy-related
 transactions......................         5,615         210,249        29,431         30,811            --             --
                                     ------------   -------------  ------------   ------------ ------------- --------------
   Total assets....................    15,139,056     457,032,033    70,776,186     27,005,280   166,885,033  1,976,603,414
                                     ------------   -------------  ------------   ------------ ------------- --------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         5,615         210,249        29,431         30,811            --             --
Payable for policy-related
 transactions......................            --              --            --             --        98,315        303,683
                                     ------------   -------------  ------------   ------------ ------------- --------------
   Total liabilities...............         5,615         210,249        29,431         30,811        98,315        303,683
                                     ------------   -------------  ------------   ------------ ------------- --------------
NET ASSETS.........................  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,299,731
                                     ============   =============  ============   ============ ============= ==============

NET ASSETS:
Accumulation Unit Value............  $ 15,132,311   $ 456,812,413  $ 70,740,890   $ 26,788,757 $ 166,755,386 $1,963,538,808
Contracts in payout
 (annuitization) period............            --              --            --             --            --     12,676,935
Retained by AXA Equitable in
 Separate Account A................         1,130           9,371         5,865        185,712        31,332         83,988
                                     ------------   -------------  ------------   ------------ ------------- --------------
TOTAL NET ASSETS...................  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,299,731
                                     ============   =============  ============   ============ ============= ==============

Investments in shares of The
 Trusts, at cost...................  $ 13,661,357   $ 395,852,274  $ 61,018,904   $ 22,463,683 $ 140,695,383 $1,938,667,160
The Trusts shares held
   Class A.........................            --              --            --             --            --    103,794,289
   Class B.........................     1,412,502      31,203,404    12,037,457      3,247,863    11,425,151      5,209,280

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                    EQ/DAVIS                   EQ/EQUITY                  EQ/FRANKLIN
                                    EQ/CORE BOND    NEW YORK   EQ/EQUITY 500    GROWTH      EQ/FRANKLIN    TEMPLETON
                                       INDEX*       VENTURE*      INDEX*         PLUS*     CORE BALANCED* ALLOCATION*
                                    ------------- ------------ ------------- ------------- -------------- ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
Receivable for The Trusts shares
 sold..............................        36,962       13,021           --         69,381        17,471            --
Receivable for policy-related
 transactions......................            --           --      123,503             --            --        30,991
                                    ------------- ------------ ------------  -------------  ------------  ------------
   Total assets....................   120,990,629   26,667,301  831,907,934    320,304,325    72,664,488    51,727,751
                                    ------------- ------------ ------------  -------------  ------------  ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................            --           --      123,503             --            --        30,991
Payable for policy-related
 transactions......................        36,962       13,021           --         69,381        17,471            --
                                    ------------- ------------ ------------  -------------  ------------  ------------
   Total liabilities...............        36,962       13,021      123,503         69,381        17,471        30,991
                                    ------------- ------------ ------------  -------------  ------------  ------------
NET ASSETS......................... $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
                                    ============= ============ ============  =============  ============  ============

NET ASSETS:
Accumulation Unit Value............ $ 120,947,915 $ 26,650,496 $828,215,813  $ 320,204,281  $ 72,626,835  $ 51,678,756
Contracts in payout
 (annuitization) period............            --           --    3,413,963             --            --            --
Retained by AXA Equitable in
 Separate Account A................         5,752        3,784      154,655         30,663        20,182        18,004
                                    ------------- ------------ ------------  -------------  ------------  ------------
TOTAL NET ASSETS................... $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
                                    ============= ============ ============  =============  ============  ============

Investments in shares of The
 Trusts, at cost................... $ 116,617,964 $ 24,191,715 $728,428,087  $ 263,194,893  $ 65,953,724  $ 46,326,011
The Trusts shares held
   Class A.........................            --           --   28,980,794             --            --            --
   Class B.........................    11,898,751    2,596,525    4,544,880     20,180,079     8,145,087     6,283,373

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                               EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/INTERNATIONAL
                               AND ACQUISITIONS* COMPANY VALUE*     PLUS*       SECTOR EQUITY*  GOVERNMENT BOND*    CORE PLUS*
                               ----------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,337,301      $127,021,030
Receivable for The Trusts
 shares sold..................             --          142,073            --               --          41,643                --
Receivable for policy-related
 transactions.................          8,448               --        27,234           78,213              --            14,217
                                  -----------     ------------   -----------     ------------     -----------      ------------
   Total assets...............     19,483,845      456,895,416    86,481,948      382,256,910      87,378,944       127,035,247
                                  -----------     ------------   -----------     ------------     -----------      ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................          8,448               --        27,234           78,213              --            14,217
Payable for policy-related
 transactions.................             --          142,073            --               --          69,301                --
                                  -----------     ------------   -----------     ------------     -----------      ------------
   Total liabilities..........          8,448          142,073        27,234           78,213          69,301            14,217
                                  -----------     ------------   -----------     ------------     -----------      ------------
NET ASSETS....................    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,309,643      $127,021,030
                                  ===========     ============   ===========     ============     ===========      ============

NET ASSETS:
Accumulation Unit Value.......    $19,467,120     $456,724,134   $86,442,667     $382,122,331     $86,917,046      $127,017,809
Contracts in payout
 (annuitization) period.......             --               --            --               --         392,597                --
Retained by AXA Equitable in
 Separate Account A...........          8,277           29,209        12,047           56,366              --             3,221
                                  -----------     ------------   -----------     ------------     -----------      ------------
TOTAL NET ASSETS..............    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,309,643      $127,021,030
                                  ===========     ============   ===========     ============     ===========      ============

Investments in shares of The
 Trusts, at cost..............    $19,346,771     $392,726,840   $88,478,385     $346,129,563     $84,564,397      $122,579,029
The Trusts shares held
   Class A....................             --               --            --               --       6,280,646                --
   Class B....................      1,557,536       10,803,682     8,776,787       30,925,609       2,132,528        14,337,572

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       EQ/JPMORGAN
                                    EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                     EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                    ---------------- ---------------- -------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
Receivable for The Trusts shares
 sold..............................             --           42,693             --               --              --       217,421
Receivable for policy-related
 transactions......................         78,205               --          6,242            4,742          40,267            --
                                      ------------     ------------    -----------      -----------    ------------  ------------
   Total assets....................    411,735,281      211,734,718     45,451,724       13,491,440     131,475,162   230,869,805
                                      ------------     ------------    -----------      -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         78,205               --          6,242            4,742          40,267            --
Payable for policy-related
 transactions......................             --           42,693             --               --              --       217,421
                                      ------------     ------------    -----------      -----------    ------------  ------------
   Total liabilities...............         78,205           42,693          6,242            4,742          40,267       217,421
                                      ------------     ------------    -----------      -----------    ------------  ------------
NET ASSETS.........................   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
                                      ============     ============    ===========      ===========    ============  ============

NET ASSETS:
Accumulation Unit Value............   $409,994,800     $211,658,168    $45,421,602      $13,440,762    $131,427,189  $230,620,232
Contracts in payout
 (annuitization) period............      1,600,389               --             --               --              --            --
Retained by AXA Equitable in
 Separate Account A................         61,887           33,857         23,880           45,936           7,706        32,152
                                      ------------     ------------    -----------      -----------    ------------  ------------
TOTAL NET ASSETS...................   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
                                      ============     ============    ===========      ===========    ============  ============

Investments in shares of The
 Trusts, at cost...................   $468,701,148     $199,758,137    $38,456,872      $13,679,072    $104,913,502  $194,373,288
The Trusts shares held
   Class A.........................     44,737,162               --             --               --              --            --
   Class B.........................      5,301,691       19,146,707      4,308,918        1,947,852      13,368,376    12,779,130

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                 EQ/MFS
                                    EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                    VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                    ------------ ------------ --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
Receivable for The Trusts shares
 sold..............................          --        94,795            --          4,131              --            93,954
Receivable for policy-related
 transactions......................         928            --        16,765             --          67,212                --
                                    -----------  ------------   -----------    -----------    ------------      ------------
   Total assets....................  40,233,812   711,589,475    39,272,215     80,386,959     336,299,274       426,327,345
                                    -----------  ------------   -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         928            --        16,765             --          67,212                --
Payable for policy-related
 transactions......................          --        94,795            --          4,131              --            93,954
                                    -----------  ------------   -----------    -----------    ------------      ------------
   Total liabilities...............         928        94,795        16,765          4,131          67,212            93,954
                                    -----------  ------------   -----------    -----------    ------------      ------------
NET ASSETS......................... $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
                                    ===========  ============   ===========    ===========    ============      ============

NET ASSETS:
Accumulation Unit Value............ $40,228,703  $707,862,509   $39,251,055    $80,371,435    $336,215,147      $426,204,618
Contracts in payout
 (annuitization) period............          --     3,440,600            --             --              --                --
Retained by AXA Equitable in
 Separate Account A................       4,181       191,571         4,395         11,393          16,915            28,773
                                    -----------  ------------   -----------    -----------    ------------      ------------
TOTAL NET ASSETS................... $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
                                    ===========  ============   ===========    ===========    ============      ============

Investments in shares of The
 Trusts, at cost................... $35,240,115  $703,944,390   $36,220,256    $74,128,006    $261,682,326      $334,471,477
The Trusts shares held
   Class A.........................          --    57,969,436            --             --              --                --
   Class B.........................   6,826,039     7,354,688     3,133,684     12,128,288      36,012,448        40,721,913

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    EQ/MORGAN
                                                  EQ/MONTAG &    STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                               EQ/MONEY MARKET* CALDWELL GROWTH*     GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                               ---------------- ---------------- --------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $95,272,644      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
Receivable for The Trusts
 shares sold..................            --               --          270,210              --             --              --
Receivable for policy-related
 transactions.................       121,944           35,683               --             311         49,260             565
                                 -----------      -----------     ------------     -----------    -----------    ------------
   Total assets...............    95,394,588       38,896,952      215,916,302      26,271,554     62,057,880     115,189,011
                                 -----------      -----------     ------------     -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................       121,946           35,683               --             311         49,260             565
Payable for policy-related
 transactions.................            --               --          270,210              --             --              --
                                 -----------      -----------     ------------     -----------    -----------    ------------
   Total liabilities..........       121,946           35,683          270,210             311         49,260             565
                                 -----------      -----------     ------------     -----------    -----------    ------------
NET ASSETS....................   $95,272,642      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
                                 ===========      ===========     ============     ===========    ===========    ============

NET ASSETS:
Accumulation Unit Value.......   $94,443,084      $38,860,895     $215,643,382     $26,266,218    $62,005,445    $115,180,304
Contracts in payout
 (annuitization) period.......       605,232               --               --              --             --              --
Retained by AXA Equitable in
 Separate Account A...........       224,326              374            2,710           5,025          3,175           8,142
                                 -----------      -----------     ------------     -----------    -----------    ------------
TOTAL NET ASSETS..............   $95,272,642      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
                                 ===========      ===========     ============     ===========    ===========    ============

Investments in shares of The
 Trusts, at cost..............   $95,294,778      $33,474,349     $228,769,185     $21,837,906    $56,279,015    $115,087,875
The Trusts shares held
   Class A....................    60,748,949               --               --              --             --          16,112
   Class B....................    34,492,406        5,556,620       13,927,567       2,800,380      5,427,032      11,529,291

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                    EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH EQ/VAN KAMPEN
                                         PLUS*           INDEX*       GROWTH STOCK*   GLOBAL EQUITY*   & INCOME*     COMSTOCK*
                                    --------------- ---------------- ---------------- -------------- ------------- -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
Receivable for The Trusts shares
 sold..............................        55,182               --               --             --         25,058        12,005
Receivable for policy-related
 transactions......................            --           28,485          206,330         25,903             --            --
                                     ------------     ------------     ------------    -----------    -----------   -----------
   Total assets....................   125,799,085      190,886,426      205,087,114     34,877,607     19,009,816    26,692,668
                                     ------------     ------------     ------------    -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................            --           28,485          206,330         25,903             --            --
Payable for policy-related
 transactions......................        55,182               --               --             --         25,058        12,005
                                     ------------     ------------     ------------    -----------    -----------   -----------
   Total liabilities...............        55,182           28,485          206,330         25,903         25,058        12,005
                                     ------------     ------------     ------------    -----------    -----------   -----------
NET ASSETS.........................  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
                                     ============     ============     ============    ===========    ===========   ===========

NET ASSETS:
Accumulation Unit Value............  $124,933,285     $190,669,100     $204,879,184    $34,837,411    $18,984,192   $26,677,295
Contracts in payout
 (annuitization) period............       634,609               --               --             --             --            --
Retained by AXA Equitable in
 Separate Account A................       176,009          188,841            1,600         14,293            566         3,368
                                     ------------     ------------     ------------    -----------    -----------   -----------
TOTAL NET ASSETS...................  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
                                     ============     ============     ============    ===========    ===========   ===========

Investments in shares of The
 Trusts, at cost...................  $134,552,510     $170,657,015     $171,595,462    $31,446,110    $16,852,731   $22,243,684
The Trusts shares held
   Class A.........................    11,249,218               --               --             --             --            --
   Class B.........................     3,365,409       19,646,149        8,540,482      3,810,051      2,957,099     2,471,835

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                   FIDELITY(R) VIP
                                    EQ/WELLS FARGO  CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                    OMEGA GROWTH*     PORTFOLIO       INCOME PORTFOLIO        CAP PORTFOLIO    MID CAP VALUE FUND
                                    -------------- --------------- ----------------------- ------------------- ------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $131,547,810   $131,738,109         $1,910,834            $7,525,413         $10,956,971
Receivable for policy-related
 transactions......................       153,681        224,909              5,736                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
   Total assets....................   131,701,491    131,963,018          1,916,570             7,553,618          10,974,668
                                     ------------   ------------         ----------            ----------         -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................       153,681        224,909              5,646                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
   Total liabilities...............       153,681        224,909              5,646                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
NET ASSETS.........................  $131,547,810   $131,738,109         $1,910,924            $7,525,413         $10,956,971
                                     ============   ============         ==========            ==========         ===========

NET ASSETS:
Accumulation Unit Value............  $131,514,785   $131,733,455         $1,910,924            $7,524,671         $10,956,718
Retained by AXA Equitable in
 Separate Account A................        33,025          4,654                 --                   742                 253
                                     ------------   ------------         ----------            ----------         -----------
TOTAL NET ASSETS...................  $131,547,810   $131,738,109         $1,910,924            $7,525,413         $10,956,971
                                     ============   ============         ==========            ==========         ===========

Investments in shares of The
 Trusts, at cost...................  $124,114,326   $123,315,476         $1,905,882            $7,826,540         $10,289,955
The Trusts shares held
   Class B.........................    11,912,832             --                 --                    --                  --
   Series II.......................            --             --                 --                    --                  --
   Service Class 2.................            --      5,066,850             97,392               251,014                  --
   Service Shares..................            --             --                 --                    --             713,809

                                    INVESCO V.I.
                                     DIVERSIFIED
                                    DIVIDEND FUND
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $723,842
Receivable for policy-related
 transactions......................      1,049
                                      --------
   Total assets....................    724,891
                                      --------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      1,049
                                      --------
   Total liabilities...............      1,049
                                      --------
NET ASSETS.........................   $723,842
                                      ========

NET ASSETS:
Accumulation Unit Value............   $723,842
Retained by AXA Equitable in
 Separate Account A................         --
                                      --------
TOTAL NET ASSETS...................   $723,842
                                      ========

Investments in shares of The
 Trusts, at cost...................   $674,539
The Trusts shares held
   Class B.........................         --
   Series II.......................     44,462
   Service Class 2.................         --
   Service Shares..................         --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          INVESCO V.I.
                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                     REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                    ------------------- ----------------- ------------- -------------------- ------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............     $30,274,641        $12,652,262     $19,462,627       $9,766,482          $4,644,284
Receivable for policy-related
 transactions......................          32,426             60,995         145,362           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
   Total assets....................      30,307,067         12,713,257      19,607,989        9,777,371           4,651,665
                                        -----------        -----------     -----------       ----------          ----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................          32,426             60,922         145,304           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
   Total liabilities...............          32,426             60,922         145,304           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
NET ASSETS.........................     $30,274,641        $12,652,335     $19,462,685       $9,766,482          $4,644,284
                                        ===========        ===========     ===========       ==========          ==========

NET ASSETS:
Accumulation Unit Value............     $30,273,483        $12,652,335     $19,462,685       $9,766,329          $4,643,293
Retained by AXA Equitable in
 Separate Account A................           1,158                 --              --              153                 991
                                        -----------        -----------     -----------       ----------          ----------
TOTAL NET ASSETS...................     $30,274,641        $12,652,335     $19,462,685       $9,766,482          $4,644,284
                                        ===========        ===========     ===========       ==========          ==========

Investments in shares of The
 Trusts, at cost...................     $26,922,045        $12,353,315     $18,134,535       $9,481,059          $4,267,615
The Trusts shares held
   Common Shares...................              --                 --              --               --                  --
   Series II.......................       2,003,616          2,263,374         655,749          776,350             253,647

                                    IVY FUNDS VIP
                                       ENERGY
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $21,722,165
Receivable for policy-related
 transactions......................      106,944
                                     -----------
   Total assets....................   21,829,109
                                     -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      106,944
                                     -----------
   Total liabilities...............      106,944
                                     -----------
NET ASSETS.........................  $21,722,165
                                     ===========

NET ASSETS:
Accumulation Unit Value............  $21,720,784
Retained by AXA Equitable in
 Separate Account A................        1,381
                                     -----------
TOTAL NET ASSETS...................  $21,722,165
                                     ===========

Investments in shares of The
 Trusts, at cost...................  $21,754,694
The Trusts shares held
   Common Shares...................    3,685,408
   Series II.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                             LAZARD RETIREMENT     MFS(R)
                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL
                                          INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO
                                    ------------------ ----------------- ------------------- ----------------- ---------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $88,395,671        $27,508,314        $5,529,099         $91,664,934      $61,845,600
Receivable for policy-related
 transactions......................        424,330            158,297            22,639              52,371           64,173
                                       -----------        -----------        ----------         -----------      -----------
   Total assets....................     88,820,001         27,666,611         5,551,738          91,717,305       61,909,773
                                       -----------        -----------        ----------         -----------      -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................        423,872            153,893            22,639              52,371           61,633
                                       -----------        -----------        ----------         -----------      -----------
   Total liabilities...............        423,872            153,893            22,639              52,371           61,633
                                       -----------        -----------        ----------         -----------      -----------
NET ASSETS.........................    $88,396,129        $27,512,718        $5,529,099         $91,664,934      $61,848,140
                                       ===========        ===========        ==========         ===========      ===========

NET ASSETS:
Accumulation Unit Value............    $88,396,129        $27,512,718        $5,526,910         $91,646,445      $61,848,140
Retained by AXA Equitable in
 Separate Account A................             --                 --             2,189              18,489               --
                                       -----------        -----------        ----------         -----------      -----------
TOTAL NET ASSETS...................    $88,396,129        $27,512,718        $5,529,099         $91,664,934      $61,848,140
                                       ===========        ===========        ==========         ===========      ===========

Investments in shares of The
 Trusts, at cost...................    $82,821,730        $27,289,899        $5,762,523         $87,199,477      $56,922,144
The Trusts shares held
   Common Shares...................     23,292,053          3,222,057           576,182                  --               --
   Service Class...................             --                 --                --                  --        3,608,261
   Service Shares..................             --                 --                --           4,125,335               --

                                    MFS(R) INVESTORS
                                      GROWTH STOCK
                                         SERIES
                                    ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $5,419,376
Receivable for policy-related
 transactions......................         1,122
                                       ----------
   Total assets....................     5,420,498
                                       ----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         1,122
                                       ----------
   Total liabilities...............         1,122
                                       ----------
NET ASSETS.........................    $5,419,376
                                       ==========

NET ASSETS:
Accumulation Unit Value............    $5,419,080
Retained by AXA Equitable in
 Separate Account A................           296
                                       ----------
TOTAL NET ASSETS...................    $5,419,376
                                       ==========

Investments in shares of The
 Trusts, at cost...................    $5,197,338
The Trusts shares held
   Common Shares...................            --
   Service Class...................       454,265
   Service Shares..................            --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER
                                      TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*
                                    ---------------- ----------------- ---------------- ------------------ ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $6,232,042       $18,530,094      $41,304,735       $525,231,204    $145,643,149
Receivable for The Trusts shares
 sold..............................            --                --               --            181,681           8,935
Receivable for policy-related
 transactions......................        16,966            33,202           66,267                 --              --
                                       ----------       -----------      -----------       ------------    ------------
   Total assets....................     6,249,008        18,563,296       41,371,002        525,412,885     145,652,084
                                       ----------       -----------      -----------       ------------    ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................        16,867            32,184           66,267                 --              --
Payable for policy-related
 transactions......................            --                --               --            120,664           8,935
                                       ----------       -----------      -----------       ------------    ------------
   Total liabilities...............        16,867            32,184           66,267            120,664           8,935
                                       ----------       -----------      -----------       ------------    ------------
NET ASSETS.........................    $6,232,141       $18,531,112      $41,304,735       $525,292,221    $145,643,149
                                       ==========       ===========      ===========       ============    ============

NET ASSETS:
Accumulation Unit Value............    $6,232,141       $18,531,112      $41,304,473       $524,392,392    $145,633,971
Contracts in payout
 (annuitization) period............            --                --               --            899,829              --
Retained by AXA Equitable in
 Separate Account A................            --                --              262                 --           9,178
                                       ----------       -----------      -----------       ------------    ------------
TOTAL NET ASSETS...................    $6,232,141       $18,531,112      $41,304,735       $525,292,221    $145,643,149
                                       ==========       ===========      ===========       ============    ============

Investments in shares of The
 Trusts, at cost...................    $5,692,795       $17,854,005      $39,667,446       $533,925,293    $150,259,426
The Trusts shares held
   Class A.........................            --                --               --         17,286,507              --
   Class B.........................            --                --               --            731,770      14,132,461
   Service Class...................       273,575         2,409,635        1,513,548                 --              --

                                    MULTIMANAGER
                                    INTERNATIONAL
                                       EQUITY*
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $55,008,634
Receivable for The Trusts shares
 sold..............................           --
Receivable for policy-related
 transactions......................       83,022
                                     -----------
   Total assets....................   55,091,656
                                     -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................       83,022
Payable for policy-related
 transactions......................           --
                                     -----------
   Total liabilities...............       83,022
                                     -----------
NET ASSETS.........................  $55,008,634
                                     ===========

NET ASSETS:
Accumulation Unit Value............  $55,003,605
Contracts in payout
 (annuitization) period............           --
Retained by AXA Equitable in
 Separate Account A................        5,029
                                     -----------
TOTAL NET ASSETS...................  $55,008,634
                                     ===========

Investments in shares of The
 Trusts, at cost...................  $52,232,656
The Trusts shares held
   Class A.........................           --
   Class B.........................    5,347,598
   Service Class...................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                     MULTIMANAGER                                                     MULTIMANAGER MULTIMANAGER
                                    LARGE CAP CORE   MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR    SMALL
                                       EQUITY*     LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*       BOND*     CAP GROWTH*
                                    -------------- ---------------- ---------------- ---------------- ------------ ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,769,971
Receivable for The Trusts shares
 sold..............................        9,010              --           17,762               --              --      10,002
Receivable for policy-related
 transactions......................           --           3,884               --               66         113,969          --
                                     -----------     -----------      -----------      -----------    ------------ -----------
   Total assets....................   12,259,126      48,068,737       63,028,823       56,933,365     120,003,941  38,779,973
                                     -----------     -----------      -----------      -----------    ------------ -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................           --           3,884               --               66         113,969          --
Payable for policy-related
 transactions......................        9,010              --           17,762               --              --     174,862
                                     -----------     -----------      -----------      -----------    ------------ -----------
   Total liabilities...............        9,010           3,884           17,762               66         113,969     174,862
                                     -----------     -----------      -----------      -----------    ------------ -----------
NET ASSETS.........................  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,605,111
                                     ===========     ===========      ===========      ===========    ============ ===========

NET ASSETS:
Accumulation Unit Value............  $12,242,714     $48,051,486      $62,997,713      $56,917,337    $119,369,788 $38,523,055
Contracts in payout
 (annuitization) period............           --              --               --               --         445,191          --
Retained by AXA Equitable in
 Separate Account A................        7,402          13,367           13,348           15,962          74,993      82,056
                                     -----------     -----------      -----------      -----------    ------------ -----------
TOTAL NET ASSETS...................  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,605,111
                                     ===========     ===========      ===========      ===========    ============ ===========

Investments in shares of The
 Trusts, at cost...................  $10,392,493     $39,116,522      $48,901,375      $48,513,230    $130,191,186 $34,291,100
The Trusts shares held
   Class A.........................           --              --               --               --      21,859,835          --
   Class B.........................    1,145,915       4,605,060        6,591,880        5,818,222       7,865,877   4,676,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                         PIMCO VARIABLE
                                                                                        INSURANCE TRUST
                                      MULTIMANAGER   MULTIMANAGER OPPENHEIMER MAIN  COMMODITY REAL RETURN(R) TARGET 2015
                                    SMALL CAP VALUE* TECHNOLOGY*  STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION*
                                    ---------------- ------------ ----------------- ------------------------ -----------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
Receivable for The Trusts shares
 sold..............................         32,124        220,901           --                     --            131,876
Receivable for policy-related
 transactions......................             --             --       17,013                 23,421                 --
                                      ------------   ------------     --------             ----------        -----------
   Total assets....................    112,273,447    113,935,555      537,997              3,656,532         22,351,478
                                      ------------   ------------     --------             ----------        -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................             --             --       17,013                 23,421                 --
Payable for policy-related
 transactions......................         32,124        220,901           --                     --            131,876
                                      ------------   ------------     --------             ----------        -----------
   Total liabilities...............         32,124        220,901       17,013                 23,421            131,876
                                      ------------   ------------     --------             ----------        -----------
NET ASSETS.........................   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
                                      ============   ============     ========             ==========        ===========

NET ASSETS:
Accumulation Unit Value............   $112,152,246   $113,684,470     $520,761             $3,632,970        $22,217,056
Retained by AXA Equitable in
 Separate Account A................         89,077         30,184          223                    141              2,546
                                      ------------   ------------     --------             ----------        -----------
TOTAL NET ASSETS...................   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
                                      ============   ============     ========             ==========        ===========

Investments in shares of The
 Trusts, at cost...................   $ 89,146,662   $101,954,322     $480,551             $3,962,710        $21,473,404
The Trusts shares held
   Advisor Class...................             --             --           --                503,899                 --
   Class B.........................      9,849,979      8,223,101           --                     --          2,434,569
   Service Class...................             --             --       21,908                     --                 --


                                    TARGET 2025
                                    ALLOCATION*
                                    -----------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $34,950,913
Receivable for The Trusts shares
 sold..............................          --
Receivable for policy-related
 transactions......................      71,329
                                    -----------
   Total assets....................  35,022,242
                                    -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      71,329
Payable for policy-related
 transactions......................          --
                                    -----------
   Total liabilities...............      71,329
                                    -----------
NET ASSETS......................... $34,950,913
                                    ===========

NET ASSETS:
Accumulation Unit Value............ $34,948,271
Retained by AXA Equitable in
 Separate Account A................       2,642
                                    -----------
TOTAL NET ASSETS................... $34,950,913
                                    ===========

Investments in shares of The
 Trusts, at cost................... $32,559,614
The Trusts shares held
   Advisor Class...................          --
   Class B.........................   3,786,619
   Service Class...................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                            TEMPLETON   VAN ECK VIP
                                                                              GLOBAL      GLOBAL
                                                                               BOND        HARD
                                                    TARGET 2035 TARGET 2045 SECURITIES    ASSETS
                                                    ALLOCATION* ALLOCATION*    FUND        FUND
                                                    ----------- ----------- ----------- ----------- -   -
ASSETS:
Investments in shares of The Trusts, at fair value. $30,836,990 $21,756,102 $15,646,864 $13,911,139
Receivable for policy-related transactions.........      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
   Total assets....................................  30,851,295  21,774,557  15,684,342  13,933,008
                                                    ----------- ----------- ----------- ----------- -   -

LIABILITIES:
Payable for The Trusts shares purchased............      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
   Total liabilities...............................      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
NET ASSETS......................................... $30,836,990 $21,756,102 $15,646,864 $13,911,139
                                                    =========== =========== =========== =========== =   =

NET ASSETS:
Accumulation Unit Value............................ $30,826,152 $21,755,953 $15,646,713 $13,909,101
Retained by AXA Equitable in Separate Account A....      10,838         149         151       2,038
                                                    ----------- ----------- ----------- ----------- -   -
TOTAL NET ASSETS................................... $30,836,990 $21,756,102 $15,646,864 $13,911,139
                                                    =========== =========== =========== =========== =   =

Investments in shares of The Trusts, at cost....... $28,311,065 $19,968,297 $15,190,182 $14,290,966
The Trusts shares held
   Class B.........................................   3,360,661   2,468,690          --          --
   Class S.........................................          --          --                 490,174
   Class 2.........................................          --          --     803,640          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20................  0.50%         B          $128.21         --
ALL ASSET GROWTH-ALT 20................  0.70%         B          $127.35         --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $126.51          7
ALL ASSET GROWTH-ALT 20................  0.95%         B          $126.30          8
ALL ASSET GROWTH-ALT 20................  1.00%         B          $126.09          3
ALL ASSET GROWTH-ALT 20................  1.10%         B          $125.67          9
ALL ASSET GROWTH-ALT 20................  1.20%         B          $125.25         96
ALL ASSET GROWTH-ALT 20................  1.25%         B          $125.04         22
ALL ASSET GROWTH-ALT 20................  1.34%         B          $124.66        164
ALL ASSET GROWTH-ALT 20................  1.45%         B          $124.20         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.50%      CLASS II      $121.35         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.70%      CLASS II      $120.69         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $120.04          1
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.00%      CLASS II      $119.71         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.10%      CLASS II      $119.39         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.20%      CLASS II      $119.06         30
AXA AGGRESSIVE ALLOCATION..............  0.50%         B          $146.13          3
AXA AGGRESSIVE ALLOCATION..............  0.70%         B          $143.43          8
AXA AGGRESSIVE ALLOCATION..............  0.80%         B          $173.90         --
AXA AGGRESSIVE ALLOCATION..............  0.90%         B          $140.78        191
AXA AGGRESSIVE ALLOCATION..............  0.95%         B          $140.12        113
AXA AGGRESSIVE ALLOCATION..............  1.00%         B          $139.47          1
AXA AGGRESSIVE ALLOCATION..............  1.10%         B          $138.17        107
AXA AGGRESSIVE ALLOCATION..............  1.20%         B          $136.88        574
AXA AGGRESSIVE ALLOCATION..............  1.25%         B          $ 84.28         52
AXA AGGRESSIVE ALLOCATION..............  1.30%         B          $ 94.90         29
AXA AGGRESSIVE ALLOCATION..............  1.34%         B          $135.10      2,024
AXA AGGRESSIVE ALLOCATION..............  1.35%         B          $134.97          1
AXA AGGRESSIVE ALLOCATION..............  1.45%         B          $133.71          1
AXA BALANCED STRATEGY..................  1.10%         A          $116.35         --
AXA BALANCED STRATEGY..................  1.25%         A          $115.77          2
AXA BALANCED STRATEGY..................  0.50%         B          $103.82         --
AXA BALANCED STRATEGY..................  0.90%         B          $103.55          1
AXA BALANCED STRATEGY..................  0.95%         B          $103.52          1
AXA BALANCED STRATEGY..................  1.10%         B          $103.42          1
AXA BALANCED STRATEGY..................  1.20%         B          $103.35          3
AXA BALANCED STRATEGY..................  1.25%         B          $103.32          4
AXA BALANCED STRATEGY..................  1.25%         B          $123.99         68
AXA BALANCED STRATEGY..................  1.30%         B          $123.78        330
AXA BALANCED STRATEGY..................  1.34%         B          $103.26         13
AXA CONSERVATIVE ALLOCATION............  0.50%         B          $133.63          2
AXA CONSERVATIVE ALLOCATION............  0.70%         B          $131.16          1
AXA CONSERVATIVE ALLOCATION............  0.90%         B          $128.74         37
AXA CONSERVATIVE ALLOCATION............  0.95%         B          $128.14         75
AXA CONSERVATIVE ALLOCATION............  1.00%         B          $127.55         --
AXA CONSERVATIVE ALLOCATION............  1.10%         B          $126.36         40
AXA CONSERVATIVE ALLOCATION............  1.20%         B          $125.18        205
AXA CONSERVATIVE ALLOCATION............  1.25%         B          $107.86        214
AXA CONSERVATIVE ALLOCATION............  1.30%         B          $111.00         18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......  1.34%          B         $123.55        433
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $123.44         --
AXA CONSERVATIVE ALLOCATION......  1.45%          B         $122.28         --

AXA CONSERVATIVE GROWTH STRATEGY.  0.50%          B         $103.19         --
AXA CONSERVATIVE GROWTH STRATEGY.  0.90%          B         $102.93          1
AXA CONSERVATIVE GROWTH STRATEGY.  0.95%          B         $102.89          1
AXA CONSERVATIVE GROWTH STRATEGY.  1.10%          B         $102.79         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.20%          B         $102.73          1
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $102.69          3
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $121.39         15
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $121.18         53
AXA CONSERVATIVE GROWTH STRATEGY.  1.34%          B         $102.63          7

AXA CONSERVATIVE STRATEGY........  0.70%          B         $101.74         --
AXA CONSERVATIVE STRATEGY........  0.90%          B         $101.61          1
AXA CONSERVATIVE STRATEGY........  0.95%          B         $101.58         --
AXA CONSERVATIVE STRATEGY........  1.20%          B         $101.41          2
AXA CONSERVATIVE STRATEGY........  1.25%          B         $101.38         --
AXA CONSERVATIVE STRATEGY........  1.25%          B         $114.65          6
AXA CONSERVATIVE STRATEGY........  1.30%          B         $114.45         23
AXA CONSERVATIVE STRATEGY........  1.34%          B         $101.32          5

AXA CONSERVATIVE-PLUS ALLOCATION.  0.50%          B         $136.50          1
AXA CONSERVATIVE-PLUS ALLOCATION.  0.70%          B         $133.98          3
AXA CONSERVATIVE-PLUS ALLOCATION.  0.80%          B         $139.94         --
AXA CONSERVATIVE-PLUS ALLOCATION.  0.90%          B         $131.51         79
AXA CONSERVATIVE-PLUS ALLOCATION.  0.95%          B         $130.90         51
AXA CONSERVATIVE-PLUS ALLOCATION.  1.00%          B         $130.29         --
AXA CONSERVATIVE-PLUS ALLOCATION.  1.10%          B         $129.08         48
AXA CONSERVATIVE-PLUS ALLOCATION.  1.20%          B         $127.87        364
AXA CONSERVATIVE-PLUS ALLOCATION.  1.25%          B         $101.55        114
AXA CONSERVATIVE-PLUS ALLOCATION.  1.30%          B         $107.03         24
AXA CONSERVATIVE-PLUS ALLOCATION.  1.34%          B         $126.21        760
AXA CONSERVATIVE-PLUS ALLOCATION.  1.35%          B         $126.09         --
AXA CONSERVATIVE-PLUS ALLOCATION.  1.45%          B         $124.91         --

AXA GROWTH STRATEGY..............  1.10%          A         $119.81          8
AXA GROWTH STRATEGY..............  1.25%          A         $119.21          3

AXA MODERATE ALLOCATION..........  0.70%          A         $178.43         13
AXA MODERATE ALLOCATION..........  0.90%          A         $212.01        223
AXA MODERATE ALLOCATION..........  1.20%          A         $186.40         71
AXA MODERATE ALLOCATION***.......  1.34%          A         $ 66.55     14,597
AXA MODERATE ALLOCATION..........  1.35%          A         $218.36      1,074
AXA MODERATE ALLOCATION..........  1.35%          A         $219.75         27
AXA MODERATE ALLOCATION..........  1.45%          A         $139.83          4
AXA MODERATE ALLOCATION..........  0.40%          B         $102.42         27
AXA MODERATE ALLOCATION..........  0.50%          B         $128.20         13
AXA MODERATE ALLOCATION..........  0.70%          B         $137.08         --
AXA MODERATE ALLOCATION..........  0.80%          B         $145.98         --
AXA MODERATE ALLOCATION***.......  0.90%          B         $133.44         15
AXA MODERATE ALLOCATION..........  0.90%          B         $148.50         42
AXA MODERATE ALLOCATION..........  0.95%          B         $132.55        215
AXA MODERATE ALLOCATION..........  1.00%          B         $146.25          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                              -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION......  1.10%          B         $129.89        199
AXA MODERATE ALLOCATION......  1.20%          B         $140.23      1,393
AXA MODERATE ALLOCATION......  1.25%          B         $ 96.26        344
AXA MODERATE ALLOCATION......  1.30%          B         $104.38        115

AXA MODERATE GROWTH STRATEGY.  0.50%          B         $104.44         --
AXA MODERATE GROWTH STRATEGY.  0.70%          B         $104.30         --
AXA MODERATE GROWTH STRATEGY.  0.90%          B         $104.17          1
AXA MODERATE GROWTH STRATEGY.  0.95%          B         $104.13         --
AXA MODERATE GROWTH STRATEGY.  1.10%          B         $104.03         --
AXA MODERATE GROWTH STRATEGY.  1.20%          B         $103.96         12
AXA MODERATE GROWTH STRATEGY.  1.25%          B         $103.93          3
AXA MODERATE GROWTH STRATEGY.  1.34%          B         $103.87          8
AXA MODERATE GROWTH STRATEGY.  1.45%          B         $103.79         --

AXA MODERATE-PLUS ALLOCATION.  0.50%          B         $147.66          6
AXA MODERATE-PLUS ALLOCATION.  0.70%          B         $144.93         13
AXA MODERATE-PLUS ALLOCATION.  0.80%          B         $159.53         --
AXA MODERATE-PLUS ALLOCATION.  0.90%          B         $142.26        342
AXA MODERATE-PLUS ALLOCATION.  0.95%          B         $141.60        332
AXA MODERATE-PLUS ALLOCATION.  1.00%          B         $140.94          2
AXA MODERATE-PLUS ALLOCATION.  1.10%          B         $139.63        205
AXA MODERATE-PLUS ALLOCATION.  1.20%          B         $138.32      1,184
AXA MODERATE-PLUS ALLOCATION.  1.25%          B         $ 91.34        185
AXA MODERATE-PLUS ALLOCATION.  1.30%          B         $100.39        134
AXA MODERATE-PLUS ALLOCATION.  1.34%          B         $136.52      4,165
AXA MODERATE-PLUS ALLOCATION.  1.35%          B         $136.39          4
AXA MODERATE-PLUS ALLOCATION.  1.45%          B         $135.12          1

AXA TACTICAL MANAGER 400.....  0.40%          B         $104.96         --
AXA TACTICAL MANAGER 400.....  0.70%          B         $126.46         --
AXA TACTICAL MANAGER 400.....  0.90%          B         $111.55         --
AXA TACTICAL MANAGER 400.....  0.90%          B         $125.86         --
AXA TACTICAL MANAGER 400.....  0.95%          B         $125.72          2
AXA TACTICAL MANAGER 400.....  1.10%          B         $110.94          1
AXA TACTICAL MANAGER 400.....  1.20%          B         $110.64         12
AXA TACTICAL MANAGER 400.....  1.20%          B         $124.98         --
AXA TACTICAL MANAGER 400.....  1.25%          B         $124.83          1
AXA TACTICAL MANAGER 400.....  1.34%          B         $124.57         12

AXA TACTICAL MANAGER 500.....  0.50%          B         $113.40         --
AXA TACTICAL MANAGER 500.....  0.70%          B         $125.95         --
AXA TACTICAL MANAGER 500.....  0.80%          B         $112.48         --
AXA TACTICAL MANAGER 500.....  0.90%          B         $112.17         --
AXA TACTICAL MANAGER 500.....  0.90%          B         $125.36          1
AXA TACTICAL MANAGER 500.....  0.95%          B         $125.21          3
AXA TACTICAL MANAGER 500.....  1.10%          B         $111.56          1
AXA TACTICAL MANAGER 500.....  1.20%          B         $111.26         21
AXA TACTICAL MANAGER 500.....  1.20%          B         $124.48          1
AXA TACTICAL MANAGER 500.....  1.25%          B         $124.33          3
AXA TACTICAL MANAGER 500.....  1.34%          B         $124.07         17

AXA TACTICAL MANAGER 2000....  0.50%          B         $107.75         --
AXA TACTICAL MANAGER 2000....  0.70%          B         $126.30         --
AXA TACTICAL MANAGER 2000....  0.90%          B         $106.58         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------
AXA TACTICAL MANAGER 2000................................  0.90%          B         $125.70          1
AXA TACTICAL MANAGER 2000................................  0.95%          B         $125.56          2
AXA TACTICAL MANAGER 2000................................  1.10%          B         $106.01          1
AXA TACTICAL MANAGER 2000................................  1.20%          B         $105.72          7
AXA TACTICAL MANAGER 2000................................  1.20%          B         $124.82         --
AXA TACTICAL MANAGER 2000................................  1.25%          B         $124.67         --
AXA TACTICAL MANAGER 2000................................  1.34%          B         $124.41          5

AXA TACTICAL MANAGER INTERNATIONAL.......................  0.50%          B         $101.43         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.70%          B         $107.84         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.90%          B         $100.34         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.90%          B         $107.33          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.95%          B         $107.21          2
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.00%          B         $100.06         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.10%          B         $ 99.79          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.20%          B         $ 99.52         17
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.20%          B         $106.58         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.25%          B         $106.45          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.34%          B         $106.23         20

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.70%          B         $103.63         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.90%          B         $103.50         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.95%          B         $103.46          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.10%          B         $103.36          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.20%          B         $103.29          5
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.25%          B         $103.26          2
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.34%          B         $103.20          4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.70%          A         $200.28          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.90%          A         $249.86         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          A         $238.25         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.34%          A         $233.02      1,071
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.35%          A         $232.65          8
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.45%          A         $168.20          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.50%          B         $130.85          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.70%          B         $215.14         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.90%          B         $176.70          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.95%          B         $208.02         62
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.00%          B         $225.47         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.10%          B         $203.86          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          B         $168.72        146
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.25%          B         $107.11         23
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.30%          B         $128.59          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.50%          B         $107.84          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.70%          B         $106.47         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.90%          B         $105.13          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.95%          B         $104.79          7
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.00%          B         $104.46         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.10%          B         $103.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.20%          B         $103.13         16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.25%          B         $ 86.07          6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.30%          B         $ 97.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.34%          B         $102.21        111
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.45%          B         $101.50         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.50%          B         $157.69          2
EQ/BLACKROCK BASIC VALUE EQUITY..  0.70%          B         $195.71          9
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B         $183.22         --
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $185.71          6
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $190.08         67
EQ/BLACKROCK BASIC VALUE EQUITY..  0.95%          B         $157.65        110
EQ/BLACKROCK BASIC VALUE EQUITY..  1.00%          B         $187.33          1
EQ/BLACKROCK BASIC VALUE EQUITY..  1.10%          B         $184.61         33
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $180.54        394
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $181.92         57
EQ/BLACKROCK BASIC VALUE EQUITY..  1.25%          B         $ 87.99        159
EQ/BLACKROCK BASIC VALUE EQUITY..  1.30%          B         $ 99.71          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.34%          B         $230.79      1,386
EQ/BLACKROCK BASIC VALUE EQUITY..  1.35%          B         $177.96          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.45%          B         $174.05          1

EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B         $134.67          2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.70%          B         $132.46          1
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $130.28         17
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B         $129.75         29
EQ/BOSTON ADVISORS EQUITY INCOME.  1.00%          B         $129.21         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.10%          B         $128.14          7
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B         $127.07         97
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B         $ 91.08         16
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B         $102.73          7
EQ/BOSTON ADVISORS EQUITY INCOME.  1.34%          B         $125.60        388
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B         $125.50         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.45%          B         $124.45         --

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.40%          B         $101.42          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.50%          B         $ 87.40          1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.70%          B         $ 96.29          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B         $ 93.73          5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.95%          B         $119.36          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.00%          B         $ 92.47         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.10%          B         $ 91.23          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.20%          B         $ 90.00         37
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.25%          B         $ 90.11          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.30%          B         $ 99.20          1
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.34%          B         $ 88.31        243
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.35%          B         $ 88.19         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.45%          B         $112.76         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.70%          B         $150.90          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $146.89         14
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $145.90         45
EQ/CAPITAL GUARDIAN RESEARCH.....  1.10%          B         $142.98          4
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $141.05        184
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $ 98.92         82
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $107.94          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.34%          B         $138.41        884
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $138.22          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.45%          B         $136.36          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                           -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX.....  0.70%          A         $155.49         24
EQ/COMMON STOCK INDEX***..  0.74%          A         $496.20         60
EQ/COMMON STOCK INDEX***..  0.74%          A         $537.49         22
EQ/COMMON STOCK INDEX.....  0.90%          A         $218.60         52
EQ/COMMON STOCK INDEX.....  1.20%          A         $178.12         31
EQ/COMMON STOCK INDEX.....  1.35%          A         $272.50      1,190
EQ/COMMON STOCK INDEX.....  1.35%          A         $284.72         25
EQ/COMMON STOCK INDEX***..  1.40%          A         $354.66      4,157
EQ/COMMON STOCK INDEX.....  1.45%          A         $109.28         18
EQ/COMMON STOCK INDEX.....  0.40%          B         $101.97         10
EQ/COMMON STOCK INDEX.....  0.50%          B         $ 99.55         --
EQ/COMMON STOCK INDEX.....  0.80%          B         $199.59         --
EQ/COMMON STOCK INDEX.....  0.90%          B         $104.47         18
EQ/COMMON STOCK INDEX.....  0.90%          B         $116.92         11
EQ/COMMON STOCK INDEX.....  0.95%          B         $ 99.08        211
EQ/COMMON STOCK INDEX.....  1.00%          B         $170.34         --
EQ/COMMON STOCK INDEX.....  1.10%          B         $ 97.10         14
EQ/COMMON STOCK INDEX.....  1.20%          B         $109.61        548
EQ/COMMON STOCK INDEX.....  1.25%          B         $ 86.68         66
EQ/COMMON STOCK INDEX.....  1.30%          B         $ 96.68         17

EQ/CORE BOND INDEX........  0.40%          B         $101.06          7
EQ/CORE BOND INDEX........  0.50%          B         $129.64          2
EQ/CORE BOND INDEX........  0.70%          B         $126.78          3
EQ/CORE BOND INDEX........  0.90%          B         $123.99         22
EQ/CORE BOND INDEX........  0.95%          B         $123.30        114
EQ/CORE BOND INDEX........  1.00%          B         $122.61         --
EQ/CORE BOND INDEX........  1.10%          B         $121.25         16
EQ/CORE BOND INDEX........  1.20%          B         $119.89        121
EQ/CORE BOND INDEX........  1.25%          B         $102.61         48
EQ/CORE BOND INDEX........  1.30%          B         $102.68          5
EQ/CORE BOND INDEX........  1.34%          B         $118.03        684
EQ/CORE BOND INDEX........  1.35%          B         $117.89         --
EQ/CORE BOND INDEX........  1.45%          B         $116.57         --

EQ/DAVIS NEW YORK VENTURE.  0.50%          B         $ 91.42         --
EQ/DAVIS NEW YORK VENTURE.  0.70%          B         $ 90.39         --
EQ/DAVIS NEW YORK VENTURE.  0.90%          B         $ 89.37          6
EQ/DAVIS NEW YORK VENTURE.  0.90%          B         $102.67         --
EQ/DAVIS NEW YORK VENTURE.  0.95%          B         $ 89.12         18
EQ/DAVIS NEW YORK VENTURE.  1.10%          B         $ 96.49         12
EQ/DAVIS NEW YORK VENTURE.  1.20%          B         $ 87.86         70
EQ/DAVIS NEW YORK VENTURE.  1.25%          B         $ 86.66         13
EQ/DAVIS NEW YORK VENTURE.  1.30%          B         $ 87.52          1
EQ/DAVIS NEW YORK VENTURE.  1.34%          B         $ 87.16        181
EQ/DAVIS NEW YORK VENTURE.  1.34%          B         $ 99.83         --
EQ/DAVIS NEW YORK VENTURE.  1.35%          B         $ 99.76         --
EQ/DAVIS NEW YORK VENTURE.  1.45%          B         $ 86.61         --

EQ/EQUITY 500 INDEX.......  0.70%          A         $170.53         21
EQ/EQUITY 500 INDEX.......  0.90%          A         $240.04         61
EQ/EQUITY 500 INDEX.......  1.20%          A         $196.00         59
EQ/EQUITY 500 INDEX.......  1.34%          A         $321.22      2,120
EQ/EQUITY 500 INDEX.......  1.35%          A         $320.61         14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............  1.45%          A         $120.89          7
EQ/EQUITY 500 INDEX...............  0.40%          B         $101.23         38
EQ/EQUITY 500 INDEX...............  0.50%          B         $111.07         --
EQ/EQUITY 500 INDEX...............  0.90%          B         $128.81         15
EQ/EQUITY 500 INDEX...............  0.95%          B         $108.14        134
EQ/EQUITY 500 INDEX...............  1.00%          B         $163.65          1
EQ/EQUITY 500 INDEX...............  1.10%          B         $105.97         35
EQ/EQUITY 500 INDEX...............  1.20%          B         $121.24        597
EQ/EQUITY 500 INDEX...............  1.25%          B         $ 94.18        157
EQ/EQUITY 500 INDEX...............  1.30%          B         $105.59          9

EQ/EQUITY GROWTH PLUS.............  0.50%          B         $167.46          1
EQ/EQUITY GROWTH PLUS.............  0.70%          B         $163.71          6
EQ/EQUITY GROWTH PLUS.............  0.90%          B         $160.04         48
EQ/EQUITY GROWTH PLUS.............  0.95%          B         $159.14        106
EQ/EQUITY GROWTH PLUS.............  1.00%          B         $158.24         --
EQ/EQUITY GROWTH PLUS.............  1.10%          B         $156.45         13
EQ/EQUITY GROWTH PLUS.............  1.20%          B         $154.68        187
EQ/EQUITY GROWTH PLUS.............  1.25%          B         $ 95.66         19
EQ/EQUITY GROWTH PLUS.............  1.30%          B         $104.48          7
EQ/EQUITY GROWTH PLUS.............  1.34%          B         $152.23      1,711
EQ/EQUITY GROWTH PLUS.............  1.35%          B         $152.06          1
EQ/EQUITY GROWTH PLUS.............  1.45%          B         $150.33          1

EQ/FRANKLIN CORE BALANCED.........  0.40%          B         $102.12         --
EQ/FRANKLIN CORE BALANCED.........  0.50%          B         $114.20          4
EQ/FRANKLIN CORE BALANCED.........  0.70%          B         $112.76          2
EQ/FRANKLIN CORE BALANCED.........  0.90%          B         $111.34         11
EQ/FRANKLIN CORE BALANCED.........  0.95%          B         $110.98         43
EQ/FRANKLIN CORE BALANCED.........  1.00%          B         $110.63         --
EQ/FRANKLIN CORE BALANCED.........  1.10%          B         $109.93         11
EQ/FRANKLIN CORE BALANCED.........  1.20%          B         $109.23         78
EQ/FRANKLIN CORE BALANCED.........  1.25%          B         $100.25         21
EQ/FRANKLIN CORE BALANCED.........  1.30%          B         $106.92         10
EQ/FRANKLIN CORE BALANCED.........  1.34%          B         $108.25        489
EQ/FRANKLIN CORE BALANCED.........  1.45%          B         $107.49         --

EQ/FRANKLIN TEMPLETON ALLOCATION..  0.50%          B         $ 91.54          4
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.70%          B         $ 90.51         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.90%          B         $ 89.49         10
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.95%          B         $ 89.24         33
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.00%          B         $172.15         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.10%          B         $ 99.47         14
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.20%          B         $ 87.98         93
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.25%          B         $ 86.95         14
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          B         $ 87.64         16
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.34%          B         $ 87.28        405

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B         $139.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.70%          B         $136.97         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $134.87          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B         $134.35         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B         $132.80          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $131.77         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.25%          B         $105.52          9
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.30%          B         $115.01          2
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.34%          B         $130.29          2
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.34%          B         $130.35         95
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.45%          B         $129.24         --

EQ/GAMCO SMALL COMPANY VALUE.......  0.40%          B         $107.99         --
EQ/GAMCO SMALL COMPANY VALUE.......  0.50%          B         $218.50          2
EQ/GAMCO SMALL COMPANY VALUE.......  0.70%          B         $214.91          7
EQ/GAMCO SMALL COMPANY VALUE.......  0.80%          B         $251.66         --
EQ/GAMCO SMALL COMPANY VALUE.......  0.90%          B         $211.38         67
EQ/GAMCO SMALL COMPANY VALUE.......  0.95%          B         $210.50         70
EQ/GAMCO SMALL COMPANY VALUE.......  1.00%          B         $209.63          2
EQ/GAMCO SMALL COMPANY VALUE.......  1.10%          B         $207.90         35
EQ/GAMCO SMALL COMPANY VALUE.......  1.20%          B         $206.17        427
EQ/GAMCO SMALL COMPANY VALUE.......  1.25%          B         $131.34        144
EQ/GAMCO SMALL COMPANY VALUE.......  1.30%          B         $155.40         11
EQ/GAMCO SMALL COMPANY VALUE.......  1.34%          B         $203.78      1,517
EQ/GAMCO SMALL COMPANY VALUE.......  1.35%          B         $203.61          2
EQ/GAMCO SMALL COMPANY VALUE.......  1.45%          B         $201.92          1

EQ/GLOBAL BOND PLUS................  0.50%          B         $133.27          1
EQ/GLOBAL BOND PLUS................  0.70%          B         $131.34          3
EQ/GLOBAL BOND PLUS................  0.90%          B         $129.44         23
EQ/GLOBAL BOND PLUS................  0.95%          B         $128.97         69
EQ/GLOBAL BOND PLUS................  1.00%          B         $128.50         --
EQ/GLOBAL BOND PLUS................  1.10%          B         $127.56         33
EQ/GLOBAL BOND PLUS................  1.20%          B         $126.63         99
EQ/GLOBAL BOND PLUS................  1.25%          B         $126.92         70
EQ/GLOBAL BOND PLUS................  1.30%          B         $128.64          3
EQ/GLOBAL BOND PLUS................  1.34%          B         $125.34        383
EQ/GLOBAL BOND PLUS................  1.35%          B         $125.24         --
EQ/GLOBAL BOND PLUS................  1.45%          B         $124.33         --

EQ/GLOBAL MULTI-SECTOR EQUITY......  0.50%          B         $244.94          1
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.70%          B         $183.22         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.70%          B         $299.45          6
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.80%          B         $185.19         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.90%          B         $290.84         32
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.90%          B         $344.97          2
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.95%          B         $254.59         66
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.00%          B         $286.63         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.10%          B         $282.46         13
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.20%          B         $262.85        165
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.20%          B         $278.34         47
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.25%          B         $ 79.45        117
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.30%          B         $108.76          5
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.34%          B         $180.80      1,522
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.34%          B         $292.43         23
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.35%          B         $272.29          4
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.45%          B         $253.40          1

EQ/INTERMEDIATE GOVERNMENT BOND....  0.70%          A         $167.79          2
EQ/INTERMEDIATE GOVERNMENT BOND***.  0.74%          A         $ 95.02         26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          A         $179.04          5
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          A         $162.35          2
EQ/INTERMEDIATE GOVERNMENT BOND.  1.34%          A         $179.64        336
EQ/INTERMEDIATE GOVERNMENT BOND.  1.35%          A         $173.03          3
EQ/INTERMEDIATE GOVERNMENT BOND.  1.45%          A         $144.47         --
EQ/INTERMEDIATE GOVERNMENT BOND.  0.50%          B         $149.03         --
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          B         $151.25          2
EQ/INTERMEDIATE GOVERNMENT BOND.  0.95%          B         $147.42         48
EQ/INTERMEDIATE GOVERNMENT BOND.  1.00%          B         $119.01         --
EQ/INTERMEDIATE GOVERNMENT BOND.  1.10%          B         $144.47         11
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          B         $144.89         55
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          B         $110.79         43
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B         $111.19          2

EQ/INTERNATIONAL CORE PLUS......  0.50%          B         $111.98         --
EQ/INTERNATIONAL CORE PLUS......  0.70%          B         $123.06          4
EQ/INTERNATIONAL CORE PLUS......  0.80%          B         $167.55         --
EQ/INTERNATIONAL CORE PLUS......  0.90%          B         $119.79         30
EQ/INTERNATIONAL CORE PLUS......  0.95%          B         $146.18         36
EQ/INTERNATIONAL CORE PLUS......  1.00%          B         $118.19         --
EQ/INTERNATIONAL CORE PLUS......  1.10%          B         $116.60         13
EQ/INTERNATIONAL CORE PLUS......  1.20%          B         $115.03        234
EQ/INTERNATIONAL CORE PLUS......  1.25%          B         $ 75.44         48
EQ/INTERNATIONAL CORE PLUS......  1.30%          B         $ 87.41          3
EQ/INTERNATIONAL CORE PLUS......  1.34%          B         $112.87        756
EQ/INTERNATIONAL CORE PLUS......  1.35%          B         $112.72          1
EQ/INTERNATIONAL CORE PLUS......  1.45%          B         $138.21         --

EQ/INTERNATIONAL EQUITY INDEX...  0.70%          A         $122.23         10
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          A         $130.18         48
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          A         $113.42         25
EQ/INTERNATIONAL EQUITY INDEX...  1.34%          A         $125.52      2,822
EQ/INTERNATIONAL EQUITY INDEX...  1.35%          A         $125.29         18
EQ/INTERNATIONAL EQUITY INDEX...  1.45%          A         $ 97.62          3
EQ/INTERNATIONAL EQUITY INDEX...  0.50%          B         $102.38          2
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $105.78         11
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B         $101.39        136
EQ/INTERNATIONAL EQUITY INDEX...  1.00%          B         $154.09         --
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B         $ 99.36         26
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B         $ 97.79        216
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B         $ 60.89         53
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B         $ 73.56         12

EQ/INTERNATIONAL VALUE PLUS.....  0.40%          B         $109.45         38
EQ/INTERNATIONAL VALUE PLUS.....  0.50%          B         $110.24          1
EQ/INTERNATIONAL VALUE PLUS.....  0.70%          B         $133.40          5
EQ/INTERNATIONAL VALUE PLUS.....  0.90%          B         $129.86         46
EQ/INTERNATIONAL VALUE PLUS.....  0.95%          B         $128.98         84
EQ/INTERNATIONAL VALUE PLUS.....  1.00%          B         $128.12         --
EQ/INTERNATIONAL VALUE PLUS.....  1.10%          B         $126.40         12
EQ/INTERNATIONAL VALUE PLUS.....  1.20%          B         $124.70        127
EQ/INTERNATIONAL VALUE PLUS.....  1.25%          B         $ 71.69         31
EQ/INTERNATIONAL VALUE PLUS.....  1.30%          B         $ 82.77          8
EQ/INTERNATIONAL VALUE PLUS.....  1.34%          B         $122.36      1,381

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....  1.35%          B         $122.19          6
EQ/INTERNATIONAL VALUE PLUS.....  1.45%          B         $131.98          1

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.40%          B         $104.59         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B         $127.02         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.70%          B         $125.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $120.58          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $121.92          7
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B         $112.50         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.00%          B         $120.15         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.10%          B         $118.41          4
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $115.45         27
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $116.68          9
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B         $ 83.28         11
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B         $ 93.73          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.34%          B         $144.24        258
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B         $114.14          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.45%          B         $111.30          1

EQ/LARGE CAP CORE PLUS..........  0.70%          B         $107.25         --
EQ/LARGE CAP CORE PLUS..........  0.90%          B         $104.40          5
EQ/LARGE CAP CORE PLUS..........  0.95%          B         $103.70          7
EQ/LARGE CAP CORE PLUS..........  1.10%          B         $101.62          1
EQ/LARGE CAP CORE PLUS..........  1.20%          B         $100.25         21
EQ/LARGE CAP CORE PLUS..........  1.25%          B         $ 89.68          2
EQ/LARGE CAP CORE PLUS..........  1.34%          B         $ 98.37        100
EQ/LARGE CAP CORE PLUS..........  1.45%          B         $ 96.91         --

EQ/LARGE CAP GROWTH INDEX.......  0.50%          B         $ 86.48         --
EQ/LARGE CAP GROWTH INDEX.......  0.70%          B         $ 93.51          2
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $ 91.03         23
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B         $ 90.42         80
EQ/LARGE CAP GROWTH INDEX.......  1.00%          B         $ 89.81         --
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B         $ 88.60         12
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B         $ 87.41        181
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B         $115.56         15
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B         $128.47          1
EQ/LARGE CAP GROWTH INDEX.......  1.34%          B         $ 85.77      1,199
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B         $ 85.65          2
EQ/LARGE CAP GROWTH INDEX.......  1.45%          B         $ 84.50          1

EQ/LARGE CAP GROWTH PLUS........  0.50%          B         $ 70.75         --
EQ/LARGE CAP GROWTH PLUS........  0.70%          B         $123.60          4
EQ/LARGE CAP GROWTH PLUS........  0.80%          B         $183.45         --
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $107.48          4
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $120.04         27
EQ/LARGE CAP GROWTH PLUS........  0.95%          B         $101.21         63
EQ/LARGE CAP GROWTH PLUS........  1.00%          B         $118.30         --
EQ/LARGE CAP GROWTH PLUS........  1.10%          B         $116.58         14
EQ/LARGE CAP GROWTH PLUS........  1.20%          B         $110.32        148
EQ/LARGE CAP GROWTH PLUS........  1.20%          B         $114.88         10
EQ/LARGE CAP GROWTH PLUS........  1.25%          B         $101.12          6
EQ/LARGE CAP GROWTH PLUS........  1.30%          B         $116.32          3
EQ/LARGE CAP GROWTH PLUS........  1.34%          B         $168.24      1,181

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH PLUS......  1.35%          B         $112.38          8
EQ/LARGE CAP GROWTH PLUS......  1.45%          B         $106.36          5

EQ/LARGE CAP VALUE INDEX......  0.50%          B         $ 71.09         --
EQ/LARGE CAP VALUE INDEX......  0.70%          B         $ 70.06          1
EQ/LARGE CAP VALUE INDEX......  0.90%          B         $ 69.05         20
EQ/LARGE CAP VALUE INDEX......  0.95%          B         $ 68.79         27
EQ/LARGE CAP VALUE INDEX......  1.00%          B         $ 68.54         --
EQ/LARGE CAP VALUE INDEX......  1.10%          B         $ 68.04         12
EQ/LARGE CAP VALUE INDEX......  1.20%          B         $ 67.55         75
EQ/LARGE CAP VALUE INDEX......  1.25%          B         $ 56.74         30
EQ/LARGE CAP VALUE INDEX......  1.30%          B         $ 62.24          2
EQ/LARGE CAP VALUE INDEX......  1.34%          B         $ 66.86        436
EQ/LARGE CAP VALUE INDEX......  1.35%          B         $ 66.81         --
EQ/LARGE CAP VALUE INDEX......  1.45%          B         $ 66.32         --

EQ/LARGE CAP VALUE PLUS.......  0.70%          A         $117.14         10
EQ/LARGE CAP VALUE PLUS.......  0.90%          A         $114.03         59
EQ/LARGE CAP VALUE PLUS.......  1.20%          A         $109.50         62
EQ/LARGE CAP VALUE PLUS.......  1.34%          A         $107.44      5,681
EQ/LARGE CAP VALUE PLUS.......  1.35%          A         $107.30         20
EQ/LARGE CAP VALUE PLUS.......  1.45%          A         $113.23          6
EQ/LARGE CAP VALUE PLUS.......  0.40%          B         $103.13         26
EQ/LARGE CAP VALUE PLUS.......  0.50%          B         $128.01          2
EQ/LARGE CAP VALUE PLUS.......  0.80%          B         $183.84         --
EQ/LARGE CAP VALUE PLUS.......  0.90%          B         $112.55         15
EQ/LARGE CAP VALUE PLUS.......  0.95%          B         $118.56        202
EQ/LARGE CAP VALUE PLUS.......  1.00%          B         $112.50         --
EQ/LARGE CAP VALUE PLUS.......  1.10%          B         $109.55          6
EQ/LARGE CAP VALUE PLUS.......  1.10%          B         $110.99         --
EQ/LARGE CAP VALUE PLUS.......  1.20%          B         $108.08        449
EQ/LARGE CAP VALUE PLUS.......  1.25%          B         $ 70.56         18
EQ/LARGE CAP VALUE PLUS.......  1.30%          B         $ 77.76         11

EQ/LORD ABBETT LARGE CAP CORE.  0.50%          B         $133.30         --
EQ/LORD ABBETT LARGE CAP CORE.  0.70%          B         $131.26         --
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          B         $129.25         10
EQ/LORD ABBETT LARGE CAP CORE.  0.95%          B         $128.75         13
EQ/LORD ABBETT LARGE CAP CORE.  1.00%          B         $128.25         --
EQ/LORD ABBETT LARGE CAP CORE.  1.10%          B         $127.26         10
EQ/LORD ABBETT LARGE CAP CORE.  1.20%          B         $126.28         63
EQ/LORD ABBETT LARGE CAP CORE.  1.25%          B         $ 99.11         23
EQ/LORD ABBETT LARGE CAP CORE.  1.30%          B         $109.52          1
EQ/LORD ABBETT LARGE CAP CORE.  1.34%          B         $124.91        198
EQ/LORD ABBETT LARGE CAP CORE.  1.34%          B         $126.28         --
EQ/LORD ABBETT LARGE CAP CORE.  1.35%          B         $124.81         --
EQ/LORD ABBETT LARGE CAP CORE.  1.45%          B         $123.85         --

EQ/MFS INTERNATIONAL GROWTH...  0.40%          B         $108.44         --
EQ/MFS INTERNATIONAL GROWTH...  0.50%          B         $164.13         --
EQ/MFS INTERNATIONAL GROWTH...  0.70%          B         $161.62          3
EQ/MFS INTERNATIONAL GROWTH...  0.80%          B         $193.60         --
EQ/MFS INTERNATIONAL GROWTH...  0.90%          B         $159.14         34
EQ/MFS INTERNATIONAL GROWTH...  0.95%          B         $158.53         24
EQ/MFS INTERNATIONAL GROWTH...  1.00%          B         $157.92          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                             -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.  1.10%          B         $156.70         11
EQ/MFS INTERNATIONAL GROWTH.  1.20%          B         $155.48         71
EQ/MFS INTERNATIONAL GROWTH.  1.25%          B         $ 96.02         25
EQ/MFS INTERNATIONAL GROWTH.  1.30%          B         $114.54          2
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $153.74         15
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $153.80        343
EQ/MFS INTERNATIONAL GROWTH.  1.35%          B         $153.68         --
EQ/MFS INTERNATIONAL GROWTH.  1.45%          B         $152.49         --

EQ/MID CAP INDEX............  0.40%          B         $105.09         41
EQ/MID CAP INDEX............  0.50%          B         $144.65          1
EQ/MID CAP INDEX............  0.70%          B         $137.85          7
EQ/MID CAP INDEX............  0.80%          B         $224.39         --
EQ/MID CAP INDEX............  0.90%          B         $134.47         57
EQ/MID CAP INDEX............  0.95%          B         $133.63         93
EQ/MID CAP INDEX............  1.00%          B         $132.81         --
EQ/MID CAP INDEX............  1.10%          B         $131.16         27
EQ/MID CAP INDEX............  1.20%          B         $129.53        364
EQ/MID CAP INDEX............  1.25%          B         $ 88.82        110
EQ/MID CAP INDEX............  1.30%          B         $103.86          5
EQ/MID CAP INDEX............  1.34%          B         $127.28      1,961
EQ/MID CAP INDEX............  1.35%          B         $127.12          1
EQ/MID CAP INDEX............  1.45%          B         $125.54         --

EQ/MID CAP VALUE PLUS.......  0.50%          B         $189.37          2
EQ/MID CAP VALUE PLUS.......  0.70%          B         $149.90          6
EQ/MID CAP VALUE PLUS.......  0.90%          B         $145.59         35
EQ/MID CAP VALUE PLUS.......  0.90%          B         $180.17          6
EQ/MID CAP VALUE PLUS.......  0.95%          B         $182.70        100
EQ/MID CAP VALUE PLUS.......  1.00%          B         $143.48         --
EQ/MID CAP VALUE PLUS.......  1.10%          B         $141.40         11
EQ/MID CAP VALUE PLUS.......  1.20%          B         $138.90        247
EQ/MID CAP VALUE PLUS.......  1.20%          B         $139.33         25
EQ/MID CAP VALUE PLUS.......  1.25%          B         $ 88.97         25
EQ/MID CAP VALUE PLUS.......  1.30%          B         $101.94          9
EQ/MID CAP VALUE PLUS.......  1.34%          B         $172.23      2,072
EQ/MID CAP VALUE PLUS.......  1.35%          B         $136.30          8
EQ/MID CAP VALUE PLUS.......  1.45%          B         $133.91          1

EQ/MONEY MARKET^............  0.00%          A         $  1.00        391
EQ/MONEY MARKET.............  0.70%          A         $132.95          1
EQ/MONEY MARKET.............  0.74%          A         $ 46.76         29
EQ/MONEY MARKET.............  0.90%          A         $138.36         26
EQ/MONEY MARKET.............  1.20%          A         $127.87          1
EQ/MONEY MARKET.............  1.35%          A         $138.30        111
EQ/MONEY MARKET.............  1.35%          A         $138.97         18
EQ/MONEY MARKET.............  1.40%          A         $ 35.06      1,041
EQ/MONEY MARKET.............  1.45%          A         $115.36         --
EQ/MONEY MARKET^............  0.00%          B         $  1.00        338
EQ/MONEY MARKET^............  0.40%          B         $  1.00          8
EQ/MONEY MARKET.............  0.40%          B         $ 99.85          3
EQ/MONEY MARKET.............  0.50%          B         $116.29         --
EQ/MONEY MARKET.............  0.90%          B         $109.88         --
EQ/MONEY MARKET.............  0.90%          B         $121.47          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  0.95%          B         $115.76        139
EQ/MONEY MARKET..................  1.10%          B         $113.44         27
EQ/MONEY MARKET^.................  1.20%          B         $  1.00      1,722
EQ/MONEY MARKET..................  1.20%          B         $116.13         42
EQ/MONEY MARKET..................  1.25%          B         $ 97.37         73
EQ/MONEY MARKET..................  1.30%          B         $ 99.51          8

EQ/MONTAG & CALDWELL GROWTH......  0.40%          B         $ 99.99         --
EQ/MONTAG & CALDWELL GROWTH......  0.50%          B         $151.11         --
EQ/MONTAG & CALDWELL GROWTH......  0.70%          B         $148.63          1
EQ/MONTAG & CALDWELL GROWTH......  0.80%          B         $175.19         --
EQ/MONTAG & CALDWELL GROWTH......  0.90%          B         $146.18          8
EQ/MONTAG & CALDWELL GROWTH......  0.95%          B         $145.58         16
EQ/MONTAG & CALDWELL GROWTH......  1.00%          B         $144.98         --
EQ/MONTAG & CALDWELL GROWTH......  1.10%          B         $143.78          7
EQ/MONTAG & CALDWELL GROWTH......  1.20%          B         $142.58         34
EQ/MONTAG & CALDWELL GROWTH......  1.25%          B         $112.64         18
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B         $124.19          2
EQ/MONTAG & CALDWELL GROWTH......  1.34%          B         $140.93        190
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B         $140.81          1
EQ/MONTAG & CALDWELL GROWTH......  1.45%          B         $139.64         --

EQ/MORGAN STANLEY MID CAP GROWTH.  0.40%          B         $102.88         --
EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%          B         $176.56          1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.70%          B         $173.86          3
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          B         $217.37         --
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          B         $171.19         60
EQ/MORGAN STANLEY MID CAP GROWTH.  0.95%          B         $170.53         36
EQ/MORGAN STANLEY MID CAP GROWTH.  1.00%          B         $169.87          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.10%          B         $168.56         26
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B         $167.26        283
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B         $109.07        111
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B         $129.14          5
EQ/MORGAN STANLEY MID CAP GROWTH.  1.34%          B         $165.45        807
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B         $165.32          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.45%          B         $164.04         --

EQ/MUTUAL LARGE CAP EQUITY.......  0.50%          B         $100.20         --
EQ/MUTUAL LARGE CAP EQUITY.......  0.70%          B         $ 98.93         --
EQ/MUTUAL LARGE CAP EQUITY.......  0.90%          B         $ 97.68          6
EQ/MUTUAL LARGE CAP EQUITY.......  0.95%          B         $ 97.37         11
EQ/MUTUAL LARGE CAP EQUITY.......  1.00%          B         $ 97.06         --
EQ/MUTUAL LARGE CAP EQUITY.......  1.10%          B         $ 96.45          2
EQ/MUTUAL LARGE CAP EQUITY.......  1.20%          B         $ 95.83         36
EQ/MUTUAL LARGE CAP EQUITY.......  1.25%          B         $ 81.98          5
EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          B         $ 92.22          9
EQ/MUTUAL LARGE CAP EQUITY.......  1.34%          B         $ 94.98        208
EQ/MUTUAL LARGE CAP EQUITY.......  1.45%          B         $ 94.31         --

EQ/OPPENHEIMER GLOBAL............  0.50%          B         $118.74          1
EQ/OPPENHEIMER GLOBAL............  0.70%          B         $117.24          3
EQ/OPPENHEIMER GLOBAL............  0.90%          B         $115.76          9
EQ/OPPENHEIMER GLOBAL............  0.95%          B         $115.39         23
EQ/OPPENHEIMER GLOBAL............  1.00%          B         $115.02         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/OPPENHEIMER GLOBAL.........  1.10%          B         $114.29        17
EQ/OPPENHEIMER GLOBAL.........  1.20%          B         $113.56       110
EQ/OPPENHEIMER GLOBAL.........  1.25%          B         $ 93.30        30
EQ/OPPENHEIMER GLOBAL.........  1.30%          B         $106.99         2
EQ/OPPENHEIMER GLOBAL.........  1.34%          B         $112.55       360
EQ/OPPENHEIMER GLOBAL.........  1.45%          B         $111.76        --

EQ/PIMCO ULTRA SHORT BOND.....  1.10%          A         $ 99.61         2
EQ/PIMCO ULTRA SHORT BOND.....  0.50%          B         $114.29         1
EQ/PIMCO ULTRA SHORT BOND.....  0.70%          B         $112.53         6
EQ/PIMCO ULTRA SHORT BOND.....  0.80%          B         $106.31        --
EQ/PIMCO ULTRA SHORT BOND.....  0.90%          B         $110.81        28
EQ/PIMCO ULTRA SHORT BOND.....  0.95%          B         $110.38       130
EQ/PIMCO ULTRA SHORT BOND.....  1.00%          B         $109.96        --
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B         $109.11        54
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B         $108.26       152
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B         $109.24        84
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B         $108.56         3
EQ/PIMCO ULTRA SHORT BOND.....  1.34%          B         $107.09       608
EQ/PIMCO ULTRA SHORT BOND.....  1.35%          B         $107.01        --
EQ/PIMCO ULTRA SHORT BOND.....  1.45%          B         $106.18        --

EQ/QUALITY BOND PLUS..........  0.70%          A         $169.08         1
EQ/QUALITY BOND PLUS..........  0.90%          A         $186.20        10
EQ/QUALITY BOND PLUS..........  1.20%          A         $164.93         3
EQ/QUALITY BOND PLUS..........  1.34%          A         $182.86       508
EQ/QUALITY BOND PLUS..........  1.35%          A         $192.64         4
EQ/QUALITY BOND PLUS..........  1.45%          A         $143.42        --
EQ/QUALITY BOND PLUS..........  0.50%          B         $149.02         1
EQ/QUALITY BOND PLUS..........  0.90%          B         $150.23         4
EQ/QUALITY BOND PLUS..........  0.95%          B         $147.68        71
EQ/QUALITY BOND PLUS..........  1.00%          B         $119.30        --
EQ/QUALITY BOND PLUS..........  1.10%          B         $144.72        13
EQ/QUALITY BOND PLUS..........  1.20%          B         $144.05        88
EQ/QUALITY BOND PLUS..........  1.25%          B         $106.39        27
EQ/QUALITY BOND PLUS..........  1.30%          B         $106.49         3

EQ/SMALL COMPANY INDEX........  0.40%          B         $104.81        41
EQ/SMALL COMPANY INDEX........  0.50%          B         $187.63        --
EQ/SMALL COMPANY INDEX........  0.70%          B         $183.49         4
EQ/SMALL COMPANY INDEX........  0.90%          B         $179.44        26
EQ/SMALL COMPANY INDEX........  0.95%          B         $178.44        32
EQ/SMALL COMPANY INDEX........  1.00%          B         $177.45        --
EQ/SMALL COMPANY INDEX........  1.10%          B         $175.48        12
EQ/SMALL COMPANY INDEX........  1.20%          B         $173.52       166
EQ/SMALL COMPANY INDEX........  1.25%          B         $ 98.42        65
EQ/SMALL COMPANY INDEX........  1.30%          B         $108.37         4
EQ/SMALL COMPANY INDEX........  1.34%          B         $170.81       804
EQ/SMALL COMPANY INDEX........  1.35%          B         $170.62         1
EQ/SMALL COMPANY INDEX........  1.45%          B         $168.71        --

EQ/T. ROWE PRICE GROWTH STOCK.  0.40%          B         $101.45        21
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B         $128.20        --
EQ/T. ROWE PRICE GROWTH STOCK.  0.70%          B         $126.10         4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.  0.80%          B         $196.63         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.90%          B         $124.02         62
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B         $123.51         50
EQ/T. ROWE PRICE GROWTH STOCK.  1.00%          B         $123.00          1
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B         $121.98         23
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B         $120.97        402
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B         $102.62        126
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B         $111.03          4
EQ/T. ROWE PRICE GROWTH STOCK.  1.34%          B         $119.57      1,029
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B         $119.47          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.45%          B         $118.48         --

EQ/TEMPLETON GLOBAL EQUITY....  0.50%          B         $ 97.17          1
EQ/TEMPLETON GLOBAL EQUITY....  0.70%          B         $ 95.94          1
EQ/TEMPLETON GLOBAL EQUITY....  0.90%          B         $ 94.73          8
EQ/TEMPLETON GLOBAL EQUITY....  0.95%          B         $ 94.43         15
EQ/TEMPLETON GLOBAL EQUITY....  1.00%          B         $ 94.13         --
EQ/TEMPLETON GLOBAL EQUITY....  1.10%          B         $ 93.53          6
EQ/TEMPLETON GLOBAL EQUITY....  1.20%          B         $ 92.93         87
EQ/TEMPLETON GLOBAL EQUITY....  1.25%          B         $ 79.93         12
EQ/TEMPLETON GLOBAL EQUITY....  1.30%          B         $ 89.50          9
EQ/TEMPLETON GLOBAL EQUITY....  1.34%          B         $ 92.10        240
EQ/TEMPLETON GLOBAL EQUITY....  1.45%          B         $ 91.46         --

EQ/UBS GROWTH & INCOME........  0.50%          B         $130.37         --
EQ/UBS GROWTH & INCOME........  0.70%          B         $128.23         --
EQ/UBS GROWTH & INCOME........  0.90%          B         $126.12          2
EQ/UBS GROWTH & INCOME........  0.95%          B         $125.60          9
EQ/UBS GROWTH & INCOME........  1.10%          B         $124.04          2
EQ/UBS GROWTH & INCOME........  1.20%          B         $123.01         28
EQ/UBS GROWTH & INCOME........  1.25%          B         $ 85.69         15
EQ/UBS GROWTH & INCOME........  1.30%          B         $ 94.85          2
EQ/UBS GROWTH & INCOME........  1.34%          B         $121.59        103
EQ/UBS GROWTH & INCOME........  1.45%          B         $120.48         --

EQ/VAN KAMPEN COMSTOCK........  0.50%          B         $123.90         --
EQ/VAN KAMPEN COMSTOCK........  0.70%          B         $122.00         --
EQ/VAN KAMPEN COMSTOCK........  0.90%          B         $120.13          5
EQ/VAN KAMPEN COMSTOCK........  0.95%          B         $119.67         17
EQ/VAN KAMPEN COMSTOCK........  1.00%          B         $119.21         --
EQ/VAN KAMPEN COMSTOCK........  1.10%          B         $118.28          4
EQ/VAN KAMPEN COMSTOCK........  1.20%          B         $117.37         16
EQ/VAN KAMPEN COMSTOCK........  1.25%          B         $ 92.01          6
EQ/VAN KAMPEN COMSTOCK........  1.30%          B         $100.52          1
EQ/VAN KAMPEN COMSTOCK........  1.34%          B         $116.10        180
EQ/VAN KAMPEN COMSTOCK........  1.35%          B         $116.01         --
EQ/VAN KAMPEN COMSTOCK........  1.45%          B         $115.11         --

EQ/WELLS FARGO OMEGA GROWTH...  0.50%          B         $131.92         --
EQ/WELLS FARGO OMEGA GROWTH...  0.70%          B         $132.88          6
EQ/WELLS FARGO OMEGA GROWTH...  0.90%          B         $129.35         20
EQ/WELLS FARGO OMEGA GROWTH...  0.95%          B         $128.48         61
EQ/WELLS FARGO OMEGA GROWTH...  1.10%          B         $125.90         24
EQ/WELLS FARGO OMEGA GROWTH...  1.20%          B         $124.21        120

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                         -------- --------------- ---------- -----------
EQ/WELLS FARGO OMEGA GROWTH.............  1.25%          B         $125.95        58
EQ/WELLS FARGO OMEGA GROWTH.............  1.30%          B         $144.14         2
EQ/WELLS FARGO OMEGA GROWTH.............  1.34%          B         $121.88       775
EQ/WELLS FARGO OMEGA GROWTH.............  1.35%          B         $121.71         1
EQ/WELLS FARGO OMEGA GROWTH.............  1.45%          B         $120.07        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.50%   SERVICE CLASS 2  $118.93        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $118.28        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $131.17         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $117.64         8
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $130.55        16
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.95%   SERVICE CLASS 2  $130.40        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.00%   SERVICE CLASS 2  $117.32         3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.10%   SERVICE CLASS 2  $117.00        18
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $116.69       359
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $129.63        32
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.25%   SERVICE CLASS 2  $129.48        99
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.34%   SERVICE CLASS 2  $129.21       498
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.45%   SERVICE CLASS 2  $102.76        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.50%   SERVICE CLASS 2  $120.35         2
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.90%   SERVICE CLASS 2  $119.05         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.00%   SERVICE CLASS 2  $118.73        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.10%   SERVICE CLASS 2  $118.41        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.20%   SERVICE CLASS 2  $118.08        14

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.90%   SERVICE CLASS 2  $112.97        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.00%   SERVICE CLASS 2  $112.66        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.10%   SERVICE CLASS 2  $112.36         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.20%   SERVICE CLASS 2  $112.05        66

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.50%   SERVICE SHARES   $118.14         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $101.37        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $117.50        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.80%   SERVICE SHARES   $117.18        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $101.04         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $116.87         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.95%   SERVICE SHARES   $100.96         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.00%   SERVICE SHARES   $116.55        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.10%   SERVICE SHARES   $116.23         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $100.54         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $115.92        26
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.25%   SERVICE SHARES   $100.46         9
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.34%   SERVICE SHARES   $100.31        57
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.45%   SERVICE SHARES   $100.12        --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.50%      SERIES II     $107.78         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.80%      SERIES II     $106.91        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.90%      SERIES II     $106.62        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.00%      SERIES II     $106.33        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.10%      SERIES II     $106.04        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.20%      SERIES II     $105.75         6

INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.50%      SERIES II     $131.22         2
INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.70%      SERIES II     $128.69         5
INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.80%      SERIES II     $130.15        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $128.08         7
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $129.80         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.95%      SERIES II     $127.93        12
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.00%      SERIES II     $129.45        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.10%      SERIES II     $129.10         8
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $127.18         4
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $128.75        54
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.25%      SERIES II     $127.03        14
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.34%      SERIES II     $126.76       130
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.45%      SERIES II     $110.37        --

INVESCO V.I. HIGH YIELD FUND...........  0.50%      SERIES II     $111.14         1
INVESCO V.I. HIGH YIELD FUND...........  0.70%      SERIES II     $110.78        --
INVESCO V.I. HIGH YIELD FUND...........  0.90%      SERIES II     $110.41         3
INVESCO V.I. HIGH YIELD FUND...........  0.95%      SERIES II     $110.32         6
INVESCO V.I. HIGH YIELD FUND...........  1.00%      SERIES II     $110.23        --
INVESCO V.I. HIGH YIELD FUND...........  1.10%      SERIES II     $110.05         4
INVESCO V.I. HIGH YIELD FUND...........  1.20%      SERIES II     $109.87        28
INVESCO V.I. HIGH YIELD FUND...........  1.25%      SERIES II     $109.77        21
INVESCO V.I. HIGH YIELD FUND...........  1.34%      SERIES II     $109.61        52

INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.50%      SERIES II     $116.77        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.70%      SERIES II     $ 99.75         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $ 99.42         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $115.51         2
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.95%      SERIES II     $ 99.33         7
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.00%      SERIES II     $115.20        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II     $114.88         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $ 98.92         2
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $114.57        69
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II     $ 98.84         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.34%      SERIES II     $ 98.69        88
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.45%      SERIES II     $ 98.51        --

INVESCO V.I. MID CAP CORE EQUITY FUND..  0.50%      SERIES II     $107.28        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.70%      SERIES II     $117.17        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $106.12        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $116.62         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.95%      SERIES II     $116.49         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.00%      SERIES II     $105.83        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.10%      SERIES II     $105.55         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.20%      SERIES II     $105.26        18
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.20%      SERIES II     $115.80         5
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.25%      SERIES II     $115.67         7
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.34%      SERIES II     $115.42        47

INVESCO V.I. SMALL CAP EQUITY FUND.....  0.50%      SERIES II     $121.56        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.70%      SERIES II     $138.24        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.80%      SERIES II     $120.58        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.90%      SERIES II     $120.25        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.90%      SERIES II     $137.59         1
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.95%      SERIES II     $137.43         1
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.00%      SERIES II     $119.93        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.10%      SERIES II     $119.60         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
INVESCO V.I. SMALL CAP EQUITY FUND.  1.20%      SERIES II     $119.27        10
INVESCO V.I. SMALL CAP EQUITY FUND.  1.20%      SERIES II     $136.63         1
INVESCO V.I. SMALL CAP EQUITY FUND.  1.25%      SERIES II     $136.47         3
INVESCO V.I. SMALL CAP EQUITY FUND.  1.34%      SERIES II     $136.18        18

IVY FUNDS VIP ENERGY...............  0.40%    COMMON SHARES   $100.32        --
IVY FUNDS VIP ENERGY...............  0.50%    COMMON SHARES   $104.10         1
IVY FUNDS VIP ENERGY...............  0.70%    COMMON SHARES   $117.08        --
IVY FUNDS VIP ENERGY...............  0.90%    COMMON SHARES   $102.98         1
IVY FUNDS VIP ENERGY...............  0.90%    COMMON SHARES   $116.53         5
IVY FUNDS VIP ENERGY...............  0.95%    COMMON SHARES   $116.39         9
IVY FUNDS VIP ENERGY...............  1.00%    COMMON SHARES   $102.70        --
IVY FUNDS VIP ENERGY...............  1.10%    COMMON SHARES   $102.42         6
IVY FUNDS VIP ENERGY...............  1.20%    COMMON SHARES   $102.14        49
IVY FUNDS VIP ENERGY...............  1.20%    COMMON SHARES   $115.71        14
IVY FUNDS VIP ENERGY...............  1.25%    COMMON SHARES   $115.57        11
IVY FUNDS VIP ENERGY...............  1.34%    COMMON SHARES   $115.33        99
IVY FUNDS VIP ENERGY...............  1.45%    COMMON SHARES   $ 86.77        --

IVY FUNDS VIP HIGH INCOME..........  0.50%    COMMON SHARES   $131.69         1
IVY FUNDS VIP HIGH INCOME..........  0.70%    COMMON SHARES   $131.08         1
IVY FUNDS VIP HIGH INCOME..........  0.80%    COMMON SHARES   $130.77        --
IVY FUNDS VIP HIGH INCOME..........  0.90%    COMMON SHARES   $130.46        18
IVY FUNDS VIP HIGH INCOME..........  0.95%    COMMON SHARES   $130.31        47
IVY FUNDS VIP HIGH INCOME..........  1.00%    COMMON SHARES   $130.16         1
IVY FUNDS VIP HIGH INCOME..........  1.10%    COMMON SHARES   $129.85        21
IVY FUNDS VIP HIGH INCOME..........  1.20%    COMMON SHARES   $129.55       152
IVY FUNDS VIP HIGH INCOME..........  1.25%    COMMON SHARES   $129.39        93
IVY FUNDS VIP HIGH INCOME..........  1.34%    COMMON SHARES   $129.12       349
IVY FUNDS VIP HIGH INCOME..........  1.45%    COMMON SHARES   $114.86        --

IVY FUNDS VIP MID CAP GROWTH.......  0.50%    COMMON SHARES   $101.88        --
IVY FUNDS VIP MID CAP GROWTH.......  0.70%    COMMON SHARES   $101.55        --
IVY FUNDS VIP MID CAP GROWTH.......  0.80%    COMMON SHARES   $101.38        --
IVY FUNDS VIP MID CAP GROWTH.......  0.90%    COMMON SHARES   $101.21         6
IVY FUNDS VIP MID CAP GROWTH.......  0.95%    COMMON SHARES   $101.13        10
IVY FUNDS VIP MID CAP GROWTH.......  1.00%    COMMON SHARES   $101.04        --
IVY FUNDS VIP MID CAP GROWTH.......  1.10%    COMMON SHARES   $100.88         5
IVY FUNDS VIP MID CAP GROWTH.......  1.20%    COMMON SHARES   $100.71        61
IVY FUNDS VIP MID CAP GROWTH.......  1.25%    COMMON SHARES   $100.63        14
IVY FUNDS VIP MID CAP GROWTH.......  1.34%    COMMON SHARES   $100.48       177
IVY FUNDS VIP MID CAP GROWTH.......  1.45%    COMMON SHARES   $100.29        --

IVY FUNDS VIP SMALL CAP GROWTH.....  0.70%    COMMON SHARES   $ 82.94        --
IVY FUNDS VIP SMALL CAP GROWTH.....  0.90%    COMMON SHARES   $ 82.67         1
IVY FUNDS VIP SMALL CAP GROWTH.....  0.90%    COMMON SHARES   $104.16        --
IVY FUNDS VIP SMALL CAP GROWTH.....  0.95%    COMMON SHARES   $ 82.60         2
IVY FUNDS VIP SMALL CAP GROWTH.....  1.00%    COMMON SHARES   $103.88        --
IVY FUNDS VIP SMALL CAP GROWTH.....  1.10%    COMMON SHARES   $103.60         1
IVY FUNDS VIP SMALL CAP GROWTH.....  1.20%    COMMON SHARES   $ 82.26         1
IVY FUNDS VIP SMALL CAP GROWTH.....  1.20%    COMMON SHARES   $103.32        21
IVY FUNDS VIP SMALL CAP GROWTH.....  1.25%    COMMON SHARES   $ 82.19         3
IVY FUNDS VIP SMALL CAP GROWTH.....  1.34%    COMMON SHARES   $ 82.07        31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                     -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.50%   SERVICE SHARES   $112.62         1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.70%   SERVICE SHARES   $112.10         5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $111.83        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $111.57        23
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.95%   SERVICE SHARES   $111.44        35
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.00%   SERVICE SHARES   $111.31         1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.10%   SERVICE SHARES   $111.05        21
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.20%   SERVICE SHARES   $110.79       228
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.25%   SERVICE SHARES   $110.66        40
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.34%   SERVICE SHARES   $110.42       473
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.45%   SERVICE SHARES   $ 98.77        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.50%   SERVICE CLASS    $120.05         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $119.40        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $125.07         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $119.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $118.75         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $124.49        13
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.95%   SERVICE CLASS    $124.34        22
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.00%   SERVICE CLASS    $118.43         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.10%   SERVICE CLASS    $118.11         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $117.79       138
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $123.61        10
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.25%   SERVICE CLASS    $123.47        18
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.34%   SERVICE CLASS    $123.20       291
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.45%   SERVICE CLASS    $104.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.50%   SERVICE CLASS    $138.24        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.70%   SERVICE CLASS    $137.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.80%   SERVICE CLASS    $137.27        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.90%   SERVICE CLASS    $136.95         2
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.95%   SERVICE CLASS    $136.79        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.00%   SERVICE CLASS    $136.63        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.10%   SERVICE CLASS    $136.31         1
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.20%   SERVICE CLASS    $135.98        16
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.25%   SERVICE CLASS    $135.82         3
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.34%   SERVICE CLASS    $135.54        18

MFS(R) INVESTORS TRUST SERIES.......................  0.50%   SERVICE CLASS    $117.53        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $116.26        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $131.01         1
MFS(R) INVESTORS TRUST SERIES.......................  0.95%   SERVICE CLASS    $130.86         1
MFS(R) INVESTORS TRUST SERIES.......................  1.00%   SERVICE CLASS    $115.94        --
MFS(R) INVESTORS TRUST SERIES.......................  1.10%   SERVICE CLASS    $115.63         1
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $115.31        19
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $130.09         2
MFS(R) INVESTORS TRUST SERIES.......................  1.25%   SERVICE CLASS    $129.94         3
MFS(R) INVESTORS TRUST SERIES.......................  1.34%   SERVICE CLASS    $129.66        23

MFS(R) TECHNOLOGY PORTFOLIO.........................  0.50%   SERVICE CLASS    $136.46         1
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.70%   SERVICE CLASS    $135.82         2
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.80%   SERVICE CLASS    $135.50        --
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.90%   SERVICE CLASS    $135.19         3
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.95%   SERVICE CLASS    $135.03         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
MFS(R) TECHNOLOGY PORTFOLIO.......  1.00%    SERVICE CLASS   $134.87         --
MFS(R) TECHNOLOGY PORTFOLIO.......  1.10%    SERVICE CLASS   $134.55          3
MFS(R) TECHNOLOGY PORTFOLIO.......  1.20%    SERVICE CLASS   $134.23         34
MFS(R) TECHNOLOGY PORTFOLIO.......  1.25%    SERVICE CLASS   $134.08          8
MFS(R) TECHNOLOGY PORTFOLIO.......  1.34%    SERVICE CLASS   $133.79         81
MFS(R) TECHNOLOGY PORTFOLIO.......  1.45%    SERVICE CLASS   $104.14         --

MFS(R) UTILITIES SERIES...........  0.40%    SERVICE CLASS   $104.12         --
MFS(R) UTILITIES SERIES...........  0.50%    SERVICE CLASS   $132.63         --
MFS(R) UTILITIES SERIES...........  0.70%    SERVICE CLASS   $132.01         --
MFS(R) UTILITIES SERIES...........  0.90%    SERVICE CLASS   $131.39          7
MFS(R) UTILITIES SERIES...........  0.95%    SERVICE CLASS   $131.24         14
MFS(R) UTILITIES SERIES...........  1.00%    SERVICE CLASS   $131.08         --
MFS(R) UTILITIES SERIES...........  1.10%    SERVICE CLASS   $130.77          7
MFS(R) UTILITIES SERIES...........  1.20%    SERVICE CLASS   $130.46         81
MFS(R) UTILITIES SERIES...........  1.25%    SERVICE CLASS   $130.31         23
MFS(R) UTILITIES SERIES...........  1.34%    SERVICE CLASS   $130.03        184
MFS(R) UTILITIES SERIES...........  1.45%    SERVICE CLASS   $105.89         --

MULTIMANAGER AGGRESSIVE EQUITY....  0.70%          A         $ 86.65         13
MULTIMANAGER AGGRESSIVE EQUITY***.  0.90%          A         $106.27         42
MULTIMANAGER AGGRESSIVE EQUITY....  0.90%          A         $106.28          3
MULTIMANAGER AGGRESSIVE EQUITY....  1.20%          A         $ 92.40         18
MULTIMANAGER AGGRESSIVE EQUITY***.  1.34%          A         $ 79.27      5,104
MULTIMANAGER AGGRESSIVE EQUITY....  1.35%          A         $135.77        649
MULTIMANAGER AGGRESSIVE EQUITY....  1.35%          A         $142.94         20
MULTIMANAGER AGGRESSIVE EQUITY....  1.45%          A         $ 74.76          4
MULTIMANAGER AGGRESSIVE EQUITY....  0.50%          B         $ 79.55         --
MULTIMANAGER AGGRESSIVE EQUITY***.  0.90%          B         $ 65.40         14
MULTIMANAGER AGGRESSIVE EQUITY....  0.90%          B         $ 78.58          3
MULTIMANAGER AGGRESSIVE EQUITY....  0.95%          B         $ 82.34         74
MULTIMANAGER AGGRESSIVE EQUITY....  1.00%          B         $154.94         --
MULTIMANAGER AGGRESSIVE EQUITY....  1.10%          B         $ 80.69          9
MULTIMANAGER AGGRESSIVE EQUITY....  1.20%          B         $ 74.98        147
MULTIMANAGER AGGRESSIVE EQUITY....  1.25%          B         $ 86.17         18
MULTIMANAGER AGGRESSIVE EQUITY....  1.30%          B         $ 99.75          3

MULTIMANAGER CORE BOND............  0.40%          B         $101.59         --
MULTIMANAGER CORE BOND............  0.50%          B         $162.84          1
MULTIMANAGER CORE BOND............  0.70%          B         $139.57         --
MULTIMANAGER CORE BOND............  0.70%          B         $159.27          2
MULTIMANAGER CORE BOND............  0.80%          B         $125.40         --
MULTIMANAGER CORE BOND............  0.90%          B         $155.78         16
MULTIMANAGER CORE BOND............  0.95%          B         $154.92        132
MULTIMANAGER CORE BOND............  1.00%          B         $154.07          1
MULTIMANAGER CORE BOND............  1.10%          B         $152.36         34
MULTIMANAGER CORE BOND............  1.20%          B         $150.67        154
MULTIMANAGER CORE BOND............  1.25%          B         $131.31        111
MULTIMANAGER CORE BOND............  1.30%          B         $129.97          6
MULTIMANAGER CORE BOND............  1.34%          B         $148.34        527
MULTIMANAGER CORE BOND............  1.35%          B         $148.18          1
MULTIMANAGER CORE BOND............  1.45%          B         $146.53         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
MULTIMANAGER INTERNATIONAL EQUITY..  0.40%          B         $109.68        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.50%          B         $136.60        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.70%          B         $111.80        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.70%          B         $133.60         2
MULTIMANAGER INTERNATIONAL EQUITY..  0.90%          B         $130.68        11
MULTIMANAGER INTERNATIONAL EQUITY..  0.95%          B         $129.95        37
MULTIMANAGER INTERNATIONAL EQUITY..  1.00%          B         $129.24        --
MULTIMANAGER INTERNATIONAL EQUITY..  1.10%          B         $127.80         4
MULTIMANAGER INTERNATIONAL EQUITY..  1.20%          B         $126.39        43
MULTIMANAGER INTERNATIONAL EQUITY..  1.25%          B         $ 67.14         9
MULTIMANAGER INTERNATIONAL EQUITY..  1.30%          B         $ 78.00         2
MULTIMANAGER INTERNATIONAL EQUITY..  1.34%          B         $124.43       320
MULTIMANAGER INTERNATIONAL EQUITY..  1.34%          B         $143.74        14
MULTIMANAGER INTERNATIONAL EQUITY..  1.35%          B         $124.29        --
MULTIMANAGER INTERNATIONAL EQUITY..  1.45%          B         $122.91        --

MULTIMANAGER LARGE CAP CORE EQUITY.  0.50%          B         $124.33        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.70%          B         $121.60        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $117.63        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $118.94         1
MULTIMANAGER LARGE CAP CORE EQUITY.  0.95%          B         $118.28         6
MULTIMANAGER LARGE CAP CORE EQUITY.  1.00%          B         $117.63        --
MULTIMANAGER LARGE CAP CORE EQUITY.  1.10%          B         $116.32         1
MULTIMANAGER LARGE CAP CORE EQUITY.  1.20%          B         $115.03        15
MULTIMANAGER LARGE CAP CORE EQUITY.  1.25%          B         $ 85.01         2
MULTIMANAGER LARGE CAP CORE EQUITY.  1.30%          B         $ 94.80         1
MULTIMANAGER LARGE CAP CORE EQUITY.  1.34%          B         $113.25        82
MULTIMANAGER LARGE CAP CORE EQUITY.  1.45%          B         $111.87        --

MULTIMANAGER LARGE CAP VALUE.......  0.50%          B         $143.09        --
MULTIMANAGER LARGE CAP VALUE.......  0.70%          B         $139.95         2
MULTIMANAGER LARGE CAP VALUE.......  0.90%          B         $136.88         4
MULTIMANAGER LARGE CAP VALUE.......  0.95%          B         $136.13        41
MULTIMANAGER LARGE CAP VALUE.......  1.10%          B         $133.88         5
MULTIMANAGER LARGE CAP VALUE.......  1.20%          B         $132.39        53
MULTIMANAGER LARGE CAP VALUE.......  1.25%          B         $ 84.17         9
MULTIMANAGER LARGE CAP VALUE.......  1.30%          B         $ 94.65         2
MULTIMANAGER LARGE CAP VALUE.......  1.34%          B         $130.34       252
MULTIMANAGER LARGE CAP VALUE.......  1.45%          B         $128.75        --

MULTIMANAGER MID CAP GROWTH........  0.50%          B         $133.71        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $130.78         1
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $127.92         7
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $139.38        --
MULTIMANAGER MID CAP GROWTH........  0.95%          B         $127.21        36
MULTIMANAGER MID CAP GROWTH........  1.00%          B         $126.51        --
MULTIMANAGER MID CAP GROWTH........  1.10%          B         $125.10         4
MULTIMANAGER MID CAP GROWTH........  1.20%          B         $123.72        52
MULTIMANAGER MID CAP GROWTH........  1.25%          B         $ 99.47         8
MULTIMANAGER MID CAP GROWTH........  1.30%          B         $115.40         2
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $121.80       394
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $182.16         7
MULTIMANAGER MID CAP GROWTH........  1.35%          B         $121.67        --
MULTIMANAGER MID CAP GROWTH........  1.45%          B         $120.32        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.....  0.40%          B         $106.24        --
MULTIMANAGER MID CAP VALUE.....  0.50%          B         $162.17        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $138.58        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $158.62         1
MULTIMANAGER MID CAP VALUE.....  0.90%          B         $155.14         9
MULTIMANAGER MID CAP VALUE.....  0.95%          B         $154.28        33
MULTIMANAGER MID CAP VALUE.....  1.10%          B         $151.73         6
MULTIMANAGER MID CAP VALUE.....  1.20%          B         $150.05        41
MULTIMANAGER MID CAP VALUE.....  1.25%          B         $ 95.34        12
MULTIMANAGER MID CAP VALUE.....  1.30%          B         $109.52         2
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $147.73       278
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $188.12         4
MULTIMANAGER MID CAP VALUE.....  1.45%          B         $145.92        --

MULTIMANAGER MULTI-SECTOR BOND.  0.70%          A         $119.15         2
MULTIMANAGER MULTI-SECTOR BOND.  0.90%          A         $154.67        16
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          A         $128.85         5
MULTIMANAGER MULTI-SECTOR BOND.  1.34%          A         $170.12       492
MULTIMANAGER MULTI-SECTOR BOND.  1.35%          A         $181.29         4
MULTIMANAGER MULTI-SECTOR BOND.  1.45%          A         $ 99.32         1
MULTIMANAGER MULTI-SECTOR BOND.  0.50%          B         $133.36         2
MULTIMANAGER MULTI-SECTOR BOND.  0.70%          B         $124.44        --
MULTIMANAGER MULTI-SECTOR BOND.  0.80%          B         $128.22        --
MULTIMANAGER MULTI-SECTOR BOND.  0.90%          B         $104.45         4
MULTIMANAGER MULTI-SECTOR BOND.  0.95%          B         $120.33        85
MULTIMANAGER MULTI-SECTOR BOND.  1.00%          B         $140.56        --
MULTIMANAGER MULTI-SECTOR BOND.  1.10%          B         $117.92        15
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          B         $ 99.60       138
MULTIMANAGER MULTI-SECTOR BOND.  1.25%          B         $ 92.86        49
MULTIMANAGER MULTI-SECTOR BOND.  1.30%          B         $ 96.76         7

MULTIMANAGER SMALL CAP GROWTH..  0.70%          B         $124.38         1
MULTIMANAGER SMALL CAP GROWTH..  0.80%          B         $188.20        --
MULTIMANAGER SMALL CAP GROWTH..  0.90%          B         $122.33         5
MULTIMANAGER SMALL CAP GROWTH..  0.95%          B         $121.83        20
MULTIMANAGER SMALL CAP GROWTH..  1.00%          B         $121.33        --
MULTIMANAGER SMALL CAP GROWTH..  1.10%          B         $120.32         3
MULTIMANAGER SMALL CAP GROWTH..  1.20%          B         $119.32        30
MULTIMANAGER SMALL CAP GROWTH..  1.25%          B         $ 80.94         5
MULTIMANAGER SMALL CAP GROWTH..  1.30%          B         $ 92.66         1
MULTIMANAGER SMALL CAP GROWTH..  1.34%          B         $117.21        13
MULTIMANAGER SMALL CAP GROWTH..  1.34%          B         $117.94       249
MULTIMANAGER SMALL CAP GROWTH..  1.35%          B         $117.84        --
MULTIMANAGER SMALL CAP GROWTH..  1.45%          B         $116.86        --

MULTIMANAGER SMALL CAP VALUE...  0.50%          B         $189.51         1
MULTIMANAGER SMALL CAP VALUE...  0.70%          B         $196.11         1
MULTIMANAGER SMALL CAP VALUE...  0.90%          B         $190.90        11
MULTIMANAGER SMALL CAP VALUE...  0.95%          B         $149.63        34
MULTIMANAGER SMALL CAP VALUE...  1.00%          B         $188.35        --
MULTIMANAGER SMALL CAP VALUE...  1.10%          B         $185.82         1
MULTIMANAGER SMALL CAP VALUE...  1.20%          B         $183.31        48
MULTIMANAGER SMALL CAP VALUE...  1.25%          B         $ 82.72         3
MULTIMANAGER SMALL CAP VALUE...  1.30%          B         $ 90.31        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................  1.34%          B         $178.36        18
MULTIMANAGER SMALL CAP VALUE..........................  1.34%          B         $179.88       511
MULTIMANAGER SMALL CAP VALUE..........................  1.35%          B         $179.63         1
MULTIMANAGER SMALL CAP VALUE..........................  1.45%          B         $138.95        --

MULTIMANAGER TECHNOLOGY...............................  0.50%          B         $135.22         1
MULTIMANAGER TECHNOLOGY...............................  0.70%          B         $132.25         7
MULTIMANAGER TECHNOLOGY...............................  0.70%          B         $150.06        --
MULTIMANAGER TECHNOLOGY...............................  0.90%          B         $129.35        12
MULTIMANAGER TECHNOLOGY...............................  0.95%          B         $128.64        39
MULTIMANAGER TECHNOLOGY...............................  1.00%          B         $127.93        --
MULTIMANAGER TECHNOLOGY...............................  1.10%          B         $126.51        10
MULTIMANAGER TECHNOLOGY...............................  1.20%          B         $125.11       123
MULTIMANAGER TECHNOLOGY...............................  1.25%          B         $103.86        19
MULTIMANAGER TECHNOLOGY...............................  1.30%          B         $122.00         3
MULTIMANAGER TECHNOLOGY...............................  1.34%          B         $123.17       698
MULTIMANAGER TECHNOLOGY***............................  1.34%          B         $191.22         4
MULTIMANAGER TECHNOLOGY...............................  1.35%          B         $123.04         2
MULTIMANAGER TECHNOLOGY...............................  1.45%          B         $121.67         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................  0.50%    SERVICE CLASS   $123.06         1
OPPENHEIMER MAIN STREET FUND(R)/VA....................  1.20%    SERVICE CLASS   $120.74         3

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.50%    ADVISOR CLASS   $119.10        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.70%    ADVISOR CLASS   $118.46        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.90%    ADVISOR CLASS   $117.82         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.00%    ADVISOR CLASS   $117.50        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.10%    ADVISOR CLASS   $117.18         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.20%    ADVISOR CLASS   $116.86        29

TARGET 2015 ALLOCATION................................  0.50%          B         $112.77        --
TARGET 2015 ALLOCATION................................  0.70%          B         $111.34         1
TARGET 2015 ALLOCATION................................  0.90%          B         $109.93        16
TARGET 2015 ALLOCATION................................  0.95%          B         $109.58         8
TARGET 2015 ALLOCATION................................  1.10%          B         $108.54         3
TARGET 2015 ALLOCATION................................  1.20%          B         $107.85        24
TARGET 2015 ALLOCATION................................  1.25%          B         $ 93.15        14
TARGET 2015 ALLOCATION................................  1.34%          B         $106.89       141
TARGET 2015 ALLOCATION................................  1.35%          B         $106.82         1

TARGET 2025 ALLOCATION................................  0.50%          B         $110.93        --
TARGET 2025 ALLOCATION................................  0.70%          B         $109.53         4
TARGET 2025 ALLOCATION................................  0.80%          B         $169.62        --
TARGET 2025 ALLOCATION................................  0.90%          B         $108.15        22
TARGET 2025 ALLOCATION................................  0.95%          B         $107.80        11
TARGET 2025 ALLOCATION................................  1.00%          B         $107.46        --
TARGET 2025 ALLOCATION................................  1.10%          B         $106.78        14
TARGET 2025 ALLOCATION................................  1.20%          B         $106.09        62
TARGET 2025 ALLOCATION................................  1.25%          B         $ 90.14         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                       -------- --------------- ---------- -----------
TARGET 2025 ALLOCATION................  1.34%         B          $105.15       211
TARGET 2025 ALLOCATION................  1.35%         B          $105.08        --
TARGET 2025 ALLOCATION................  1.45%         B          $104.41        --

TARGET 2035 ALLOCATION................  0.50%         B          $109.83        --
TARGET 2035 ALLOCATION................  0.70%         B          $108.44         1
TARGET 2035 ALLOCATION................  0.90%         B          $107.07        15
TARGET 2035 ALLOCATION................  0.95%         B          $106.73         6
TARGET 2035 ALLOCATION................  1.00%         B          $106.39        --
TARGET 2035 ALLOCATION................  1.10%         B          $105.72        11
TARGET 2035 ALLOCATION................  1.20%         B          $105.04        58
TARGET 2035 ALLOCATION................  1.25%         B          $ 87.86         9
TARGET 2035 ALLOCATION................  1.34%         B          $104.11       195
TARGET 2035 ALLOCATION................  1.35%         B          $104.04        --
TARGET 2035 ALLOCATION................  1.45%         B          $103.37        --

TARGET 2045 ALLOCATION................  0.70%         B          $106.39        --
TARGET 2045 ALLOCATION................  0.90%         B          $105.04        11
TARGET 2045 ALLOCATION................  0.95%         B          $104.71         6
TARGET 2045 ALLOCATION................  1.00%         B          $104.38        --
TARGET 2045 ALLOCATION................  1.10%         B          $103.71         8
TARGET 2045 ALLOCATION................  1.20%         B          $103.05        47
TARGET 2045 ALLOCATION................  1.25%         B          $ 84.81         4
TARGET 2045 ALLOCATION................  1.34%         B          $102.13       137
TARGET 2045 ALLOCATION................  1.35%         B          $102.06        --
TARGET 2045 ALLOCATION................  1.45%         B          $101.41        --

TEMPLETON GLOBAL BOND SECURITIES FUND.  0.50%      CLASS 2       $118.35         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.70%      CLASS 2       $117.70        --
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.80%      CLASS 2       $117.39        --
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.90%      CLASS 2       $117.07         2
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.00%      CLASS 2       $116.75         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.10%      CLASS 2       $116.43         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.20%      CLASS 2       $116.12       130

VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.50%   CLASS S SHARES   $ 85.55         1
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.70%   CLASS S SHARES   $ 85.27        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.80%   CLASS S SHARES   $ 85.13        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.90%   CLASS S SHARES   $ 84.99         6
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.95%   CLASS S SHARES   $ 84.92         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.00%   CLASS S SHARES   $ 84.85        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.10%   CLASS S SHARES   $ 84.71         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.20%   CLASS S SHARES   $ 84.57        38
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.25%   CLASS S SHARES   $ 84.50        15
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.34%   CLASS S SHARES   $ 84.37        90
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.45%   CLASS S SHARES   $ 84.22        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
**Share class reflects the shares of the Portfolio that the Variable Investment
  Options invest in, as further described in Note 5 of these financial statements.
***In 2012, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
^ This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2012, the contract charges were 0.00%.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.


                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   ALL ASSET  AMERICAN CENTURY
                                                                   GROWTH-ALT VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                      20*           FUND        ALLOCATION*    STRATEGY*
                                                                   ---------- ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  577,690     $ 51,281      $ 3,492,781    $  380,479
  Expenses:
   Asset-based charges............................................    423,323       30,575        5,011,898       556,251
                                                                   ----------     --------      -----------    ----------
   Net Expenses...................................................    423,323       30,575        5,011,898       556,251
                                                                   ----------     --------      -----------    ----------

NET INVESTMENT INCOME (LOSS)......................................    154,367       20,706       (1,519,117)     (175,772)
                                                                   ----------     --------      -----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    198,529       16,603        9,258,473       246,110
   Realized gain distribution from The Trusts.....................    889,573      111,546        5,437,944            --
                                                                   ----------     --------      -----------    ----------
  Net realized gain (loss)........................................  1,088,102      128,149       14,696,417       246,110
                                                                   ----------     --------      -----------    ----------

  Change in unrealized appreciation (depreciation) of investments.  1,866,134      198,500       33,150,613     2,678,525
                                                                   ----------     --------      -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  2,954,236      326,649       47,847,030     2,924,635
                                                                   ----------     --------      -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $3,108,603     $347,355      $46,327,913    $2,748,863
                                                                   ==========     ========      ===========    ==========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $1,029,333        $ 73,349
  Expenses:
   Asset-based charges............................................     1,509,855         103,553
                                                                      ----------        --------
   Net Expenses...................................................     1,509,855         103,553
                                                                      ----------        --------

NET INVESTMENT INCOME (LOSS)......................................      (480,522)        (30,204)
                                                                      ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (336,658)         88,394
   Realized gain distribution from The Trusts.....................     1,686,838              --
                                                                      ----------        --------
  Net realized gain (loss)........................................     1,350,180          88,394
                                                                      ----------        --------

  Change in unrealized appreciation (depreciation) of investments.     2,958,199         337,483
                                                                      ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,308,379         425,877
                                                                      ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $3,827,857        $395,673
                                                                      ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE      AXA MODERATE
                                   STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*   GROWTH STRATEGY*/(1)/
                                ---------------- ----------------- ---------- ------------  --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...     $ 32,529        $ 1,448,246     $  9,124  $ 12,309,235        $17,184
 Expenses:
   Asset-based charges.........       41,888          2,184,430       14,474    21,875,798          7,636
   Less: Reduction for
    expense limitation.........           --                 --           --    (7,142,768)            --
                                    --------        -----------     --------  ------------        -------
   Net Expenses................       41,888          2,184,430       14,474    14,733,030          7,636
                                    --------        -----------     --------  ------------        -------

NET INVESTMENT INCOME (LOSS)...       (9,359)          (736,184)      (5,350)   (2,423,795)         9,548
                                    --------        -----------     --------  ------------        -------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................       23,055          2,194,961       12,394   (16,625,549)        12,453
   Realized gain distribution
    from The Trusts............           --          2,440,483           --    18,346,255             --
                                    --------        -----------     --------  ------------        -------
 Net realized gain (loss)......       23,055          4,635,444       12,394     1,720,706         12,453
                                    --------        -----------     --------  ------------        -------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       83,831          6,032,702      115,828   118,284,296         23,176
                                    --------        -----------     --------  ------------        -------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....      106,886         10,668,146      128,222   120,005,002         35,629
                                    --------        -----------     --------  ------------        -------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................     $ 97,527        $ 9,931,962     $122,872  $117,581,207        $45,177
                                    ========        ===========     ========  ============        =======

                                 AXA MODERATE-
                                PLUS ALLOCATION*
                                ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...   $  6,964,135
 Expenses:
   Asset-based charges.........     10,949,701
   Less: Reduction for
    expense limitation.........             --
                                  ------------
   Net Expenses................     10,949,701
                                  ------------

NET INVESTMENT INCOME (LOSS)...     (3,985,566)
                                  ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (11,132,487)
   Realized gain distribution
    from The Trusts............     13,627,355
                                  ------------
 Net realized gain (loss)......      2,494,868
                                  ------------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     83,311,021
                                  ------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     85,805,889
                                  ------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $ 81,820,323
                                  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                       EQ/ALLIANCEBERNSTEIN
                                                                         AXA TACTICAL        DYNAMIC
                                AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER      WEALTH STRATEGIES   EQ/ALLIANCEBERNSTEIN
                                MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*   PORTFOLIO*/(1)/     SMALL CAP GROWTH*
                                ------------ ------------ ------------- -------------- -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...   $  6,653     $ 31,640     $  5,462      $  25,459          $ 5,240            $   651,679
 Expenses:
   Asset-based charges.........     36,105       58,683       19,105         48,548            5,091              3,961,372
                                  --------     --------     --------      ---------          -------            -----------
   Net Expenses................     36,105       58,683       19,105         48,548            5,091              3,961,372
                                  --------     --------     --------      ---------          -------            -----------

NET INVESTMENT INCOME (LOSS)...    (29,452)     (27,043)     (13,643)       (23,089)             149             (3,309,693)
                                  --------     --------     --------      ---------          -------            -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (99,421)     166,894       18,649       (194,178)           3,782             12,399,814
   Realized gain distribution
    from The Trusts............     24,299       72,149       22,092             --            5,778             17,565,055
                                  --------     --------     --------      ---------          -------            -----------
 Net realized gain (loss)......    (75,122)     239,043       40,741       (194,178)           9,560             29,964,869
                                  --------     --------     --------      ---------          -------            -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    498,667      370,759      178,864        767,834           20,823             13,162,841
                                  --------     --------     --------      ---------          -------            -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    423,545      609,802      219,605        573,656           30,383             43,127,710
                                  --------     --------     --------      ---------          -------            -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $394,093     $582,759     $205,962      $ 550,567          $30,532            $39,818,017
                                  ========     ========     ========      =========          =======            ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                     EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                     SMALL CAP VALUE BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                          CORE*        EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                     --------------- ------------ --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........   $  102,533    $ 7,030,136    $1,312,077     $  262,158  $ 1,489,910   $ 30,865,365
 Expenses:
   Asset-based charges..............      183,937      5,693,819       805,464        339,358    2,137,431     28,713,568
   Less: Reduction for expense
    limitation......................           --             --            --             --           --     (5,669,278)
                                       ----------    -----------    ----------     ----------  -----------   ------------
   Net Expenses.....................      183,937      5,693,819       805,464        339,358    2,137,431     23,044,290
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET INVESTMENT INCOME (LOSS)........      (81,404)     1,336,317       506,613        (77,200)    (647,521)     7,821,075
                                       ----------    -----------    ----------     ----------  -----------   ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................      577,638     (8,311,293)    3,773,680       (252,419)    (566,978)    (2,853,747)
   Realized gain distribution from
    The Trusts......................           --             --       794,244             --           --             --
                                       ----------    -----------    ----------     ----------  -----------   ------------
 Net realized gain (loss)...........      577,638     (8,311,293)    4,567,924       (252,419)    (566,978)    (2,853,747)
                                       ----------    -----------    ----------     ----------  -----------   ------------

 Change in unrealized appreciation
   (depreciation) of investments....    1,543,107     56,328,176     4,149,246      3,916,392   25,315,504    261,721,619
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    2,120,745     48,016,883     8,717,170      3,663,973   24,748,526    258,867,872
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $2,039,341    $49,353,200    $9,223,783     $3,586,773  $24,101,005   $266,688,947
                                       ==========    ===========    ==========     ==========  ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                            EQ/FRANKLIN
                                       EQ/CORE   EQ/DAVIS NEW YORK  EQ/EQUITY    EQ/EQUITY    EQ/FRANKLIN    TEMPLETON
                                     BOND INDEX*     VENTURE*       500 INDEX*  GROWTH PLUS* CORE BALANCED* ALLOCATION*
                                     ----------- ----------------- ------------ ------------ -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $1,750,214     $  230,133     $ 13,872,397 $ 1,996,020    $2,216,492   $  894,977
 Expenses:
   Asset-based charges..............  1,542,608        340,219       10,736,692   4,267,139       927,654      635,667
                                     ----------     ----------     ------------ -----------    ----------   ----------
   Net Expenses.....................  1,542,608        340,219       10,736,692   4,267,139       927,654      635,667
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)........    207,606       (110,086)       3,135,705  (2,271,119)    1,288,838      259,310
                                     ----------     ----------     ------------ -----------    ----------   ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................   (309,555)     1,331,911       17,245,088  (2,631,241)    3,483,263    2,034,742
   Realized gain distribution from
    The Trusts......................         --             --          349,340          --            --           --
                                     ----------     ----------     ------------ -----------    ----------   ----------
 Net realized gain (loss)...........   (309,555)     1,331,911       17,594,428  (2,631,241)    3,483,263    2,034,742
                                     ----------     ----------     ------------ -----------    ----------   ----------

 Change in unrealized appreciation
   (depreciation) of investments....  2,366,021      1,418,686       83,075,715  44,087,585     1,935,083    3,822,764
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  2,056,466      2,750,597      100,670,143  41,456,344     5,418,346    5,857,506
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $2,264,072     $2,640,511     $103,805,848 $39,185,225    $6,707,184   $6,116,816
                                     ==========     ==========     ============ ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                           EQ/GAMCOSMALL
                         EQ/GAMCO MERGERS     COMPANY    EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/INTERNATIONAL
                         AND ACQUISITIONS*    VALUE*         PLUS*       SECTOR EQUITY*  GOVERNMENT BOND*    CORE PLUS*
                         ----------------- ------------- -------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts..............    $       --      $ 5,415,282   $ 1,233,843     $ 5,300,886       $  216,384      $ 1,796,178
 Expenses:
   Asset-based charges..       248,519        5,327,352     1,074,138       4,825,393        1,165,833        1,574,635
   Less: Reduction
    for expense
    limitation..........            --               --            --              --          (11,342)              --
                            ----------      -----------   -----------     -----------       ----------      -----------
   Net Expenses.........       248,519        5,327,352     1,074,138       4,825,393        1,154,491        1,574,635
                            ----------      -----------   -----------     -----------       ----------      -----------

NET INVESTMENT INCOME
 (LOSS).................      (248,519)          87,930       159,705         475,493         (938,107)         221,543
                            ----------      -----------   -----------     -----------       ----------      -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........       521,244       33,726,871     1,233,003      25,359,247          733,161          930,442
   Realized gain
    distribution from
    The Trusts..........       433,293       11,531,274     3,243,451              --          332,311               --
                            ----------      -----------   -----------     -----------       ----------      -----------
 Net realized gain
   (loss)...............       954,537       45,258,145     4,476,454      25,359,247        1,065,472          930,442
                            ----------      -----------   -----------     -----------       ----------      -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........        47,859       16,868,250    (2,575,551)     27,635,835         (383,986)      15,922,231
                            ----------      -----------   -----------     -----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..     1,002,396       62,126,395     1,900,903      52,995,082          681,486       16,852,673
                            ----------      -----------   -----------     -----------       ----------      -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........    $  753,877      $62,214,325   $ 2,060,608     $53,470,575       $ (256,621)     $17,074,216
                            ==========      ===========   ===========     ===========       ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                        EQ/JPMORGAN
                                     EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE         EQ/LARGE    EQ/LARGE CAP  EQ/LARGE CAP
                                      EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES* CAP CORE PLUS* GROWTH INDEX* GROWTH PLUS*
                                     ---------------- ---------------- -------------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........   $ 11,819,341     $  3,664,476     $  432,838     $  151,300    $ 1,606,990  $ 1,344,478
 Expenses:
   Asset-based charges..............      5,191,542        2,617,966        589,882        178,209      1,695,779    3,133,233
                                       ------------     ------------     ----------     ----------    -----------  -----------
   Net Expenses.....................      5,191,542        2,617,966        589,882        178,209      1,695,779    3,133,233
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET INVESTMENT INCOME (LOSS)........      6,627,799        1,046,510       (157,044)       (26,909)       (88,789)  (1,788,755)
                                       ------------     ------------     ----------     ----------    -----------  -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................    (27,411,288)     (18,807,398)      (365,247)       696,962      4,588,063   10,425,351
   Realized gain distribution from
    The Trusts......................             --               --             --      1,036,019             --           --
                                       ------------     ------------     ----------     ----------    -----------  -----------
 Net realized gain (loss)...........    (27,411,288)     (18,807,398)      (365,247)     1,732,981      4,588,063   10,425,351
                                       ------------     ------------     ----------     ----------    -----------  -----------

 Change in unrealized appreciation
   (depreciation) of investments....     75,777,376       48,061,208      6,631,487         49,355     11,202,753   18,650,217
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     48,366,088       29,253,810      6,266,240      1,782,336     15,790,816   29,075,568
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $ 54,993,887     $ 30,300,320     $6,109,196     $1,755,427    $15,702,027  $27,286,813
                                       ============     ============     ==========     ==========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                   EQ/MFS
                                     EQ/LARGE CAP EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL  EQ/MID CAP  EQ/MID CAP
                                     VALUE INDEX* VALUE PLUS*   LARGE CAP CORE*    GROWTH*       INDEX*    VALUE PLUS*
                                     ------------ ------------  --------------- ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........  $  777,014  $ 11,089,701    $  452,442     $   735,026  $ 3,211,351  $ 5,062,030
 Expenses:
   Asset-based charges..............     491,187     9,373,009       520,774         917,370    4,190,626    5,499,112
                                      ----------  ------------    ----------     -----------  -----------  -----------
   Net Expenses.....................     491,187     9,373,009       520,774         917,370    4,190,626    5,499,112
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)........     285,827     1,716,692       (68,332)       (182,344)    (979,275)    (437,082)
                                      ----------  ------------    ----------     -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................   2,324,897   (58,332,902)    1,493,647       1,590,786   (2,334,603)  (2,141,118)
                                      ----------  ------------    ----------     -----------  -----------  -----------
 Net realized gain (loss)...........   2,324,897   (58,332,902)    1,493,647       1,590,786   (2,334,603)  (2,141,118)
                                      ----------  ------------    ----------     -----------  -----------  -----------

 Change in unrealized appreciation
   (depreciation) of investments....   2,711,222   152,399,937     3,890,413      10,431,662   49,751,851   68,424,769
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   5,036,119    94,067,035     5,384,060      12,022,448   47,417,248   66,283,651
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $5,321,946  $ 95,783,727    $5,315,728     $11,840,104  $46,437,973  $65,846,569
                                      ==========  ============    ==========     ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                      EQ/MORGAN    EQ/MUTUAL
                                       EQ/MONEY     EQ/MONTAG &    STANLEY MID CAP LARGE CAP  EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                       MARKET*    CALDWELL GROWTH*     GROWTH*      EQUITY*      GLOBAL*      SHORT BOND*
                                     -----------  ---------------- --------------- ---------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $        --     $  333,631      $ 1,011,910   $  359,341   $  494,324     $  649,064
 Expenses:
   Asset-based charges..............   1,209,261        507,765        2,715,723      346,408      715,483      1,481,027
                                     -----------     ----------      -----------   ----------   ----------     ----------
   Net Expenses.....................   1,209,261        507,765        2,715,723      346,408      715,483      1,481,027
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)........  (1,209,261)      (174,134)      (1,703,813)      12,933     (221,159)      (831,963)
                                     -----------     ----------      -----------   ----------   ----------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................      (4,881)     2,650,762        6,157,937      758,304    1,418,001         87,758
   Realized gain distribution from
    The Trusts......................          --             --        3,545,310           --           --             --
                                     -----------     ----------      -----------   ----------   ----------     ----------
 Net realized gain (loss)...........      (4,881)     2,650,762        9,703,247      758,304    1,418,001         87,758
                                     -----------     ----------      -----------   ----------   ----------     ----------

 Change in unrealized appreciation
   (depreciation) of investments....       5,689      1,648,294        5,359,705    2,434,742    8,489,212      1,055,818
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............         808      4,299,056       15,062,952    3,193,046    9,907,213      1,143,576
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,208,453)    $4,124,922      $13,359,139   $3,205,979   $9,686,054     $  311,613
                                     ===========     ==========      ===========   ==========   ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                   EQ/SMALL
                                      EQ/QUALITY   COMPANY    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                      BOND PLUS*    INDEX*     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                     -----------  ----------- ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $   788,325  $ 2,807,274   $        --      $  432,958     $  161,913     $  326,506
 Expenses:
   Asset-based charges..............   1,690,832    2,338,977     2,357,755         410,877        250,186        325,944
                                     -----------  -----------   -----------      ----------     ----------     ----------
   Net Expenses.....................   1,690,832    2,338,977     2,357,755         410,877        250,186        325,944
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)........    (902,507)     468,297    (2,357,755)         22,081        (88,273)           562
                                     -----------  -----------   -----------      ----------     ----------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................  (2,613,240)   3,022,850    12,264,853       1,474,559      1,804,301      1,780,459
   Realized gain distribution from
    The Trusts......................          --   11,211,541            --              --             --             --
                                     -----------  -----------   -----------      ----------     ----------     ----------
 Net realized gain (loss)...........  (2,613,240)  14,234,391    12,264,853       1,474,559      1,804,301      1,780,459
                                     -----------  -----------   -----------      ----------     ----------     ----------

 Change in unrealized appreciation
   (depreciation) of investments....   5,312,570    9,611,442    16,903,157       3,755,690        341,316      2,094,260
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   2,699,330   23,845,833    29,168,010       5,230,249      2,145,617      3,874,719
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $ 1,796,823  $24,314,130   $26,810,255      $5,252,330     $2,057,344     $3,875,281
                                     ===========  ===========   ===========      ==========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                    FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS INVESCO V.I.
                                     EQ/WELLS FARGO  CONTRAFUND(R)   EQUITY-INCOME      MID CAP      VIT MID CAP   DIVERSIFIED
                                     OMEGA GROWTH*     PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE FUND   DIVIDEND FUND
                                     -------------- --------------- --------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........  $    17,435     $ 1,438,761      $ 52,762        $ 28,422      $   99,148      $ 9,148
 Expenses:
   Asset-based charges..............    1,542,445       1,353,103        13,931          68,734          90,406        4,599
                                      -----------     -----------      --------        --------      ----------      -------
   Net Expenses.....................    1,542,445       1,353,103        13,931          68,734          90,406        4,599
                                      -----------     -----------      --------        --------      ----------      -------

NET INVESTMENT INCOME (LOSS)........   (1,525,010)         85,658        38,831         (40,312)          8,742        4,549
                                      -----------     -----------      --------        --------      ----------      -------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................    6,302,431       1,397,507        13,422          31,667         283,210        4,909
   Realized gain distribution from
    The Trusts......................    4,257,094              --        91,488         594,156              --           --
                                      -----------     -----------      --------        --------      ----------      -------
 Net realized gain (loss)...........   10,559,525       1,397,507       104,910         625,823         283,210        4,909
                                      -----------     -----------      --------        --------      ----------      -------

 Change in unrealized appreciation
   (depreciation) of investments....    9,709,315      11,049,882         9,887          46,597         717,132       46,080
                                      -----------     -----------      --------        --------      ----------      -------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   20,268,840      12,447,389       114,797         672,420       1,000,342       50,989
                                      -----------     -----------      --------        --------      ----------      -------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $18,743,830     $12,533,047      $153,628        $632,108      $1,009,084      $55,538
                                      ===========     ===========      ========        ========      ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                             INVESCO V.I.
                       INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                        REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                       ------------------- ----------------- ------------- -------------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts........     $  104,352          $488,454       $  208,993        $      --            $     --       $        --
 Expenses:
   Asset-based
    charges...........        252,233            90,912          173,507          111,710              54,923           246,487
                           ----------          --------       ----------        ---------            --------       -----------
   Net Expenses.......        252,233            90,912          173,507          111,710              54,923           246,487
                           ----------          --------       ----------        ---------            --------       -----------

NET INVESTMENT
 INCOME (LOSS)........       (147,881)          397,542           35,486         (111,710)            (54,923)         (246,487)
                           ----------          --------       ----------        ---------            --------       -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments.......        148,463           280,971          (14,570)         (56,717)             33,741        (1,399,861)
   Realized gain
    distribution
    from The Trusts...             --                --               --           79,195                  --                --
                           ----------          --------       ----------        ---------            --------       -----------
 Net realized gain
   (loss).............        148,463           280,971          (14,570)          22,478              33,741        (1,399,861)
                           ----------          --------       ----------        ---------            --------       -----------

 Change in
   unrealized
   appreciation
   (depreciation) of
   investments........      4,461,501           275,451        1,727,011          788,581             509,778         1,566,061
                           ----------          --------       ----------        ---------            --------       -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS..........      4,609,964           556,422        1,712,441          811,059             543,519           166,200
                           ----------          --------       ----------        ---------            --------       -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS......     $4,462,083          $953,964       $1,747,927        $ 699,349            $488,596       $   (80,287)
                           ==========          ========       ==========        =========            ========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                            LAZARD RETIREMENT     MFS(R)
                   IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL   MFS(R) INVESTORS
                         INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO GROWTH STOCK SERIES
                   ------------------ ----------------- ------------------- ----------------- --------------- -------------------
INCOME AND
EXPENSES:
 Investment
   Income:
   Dividends
    from The
    Trusts........     $3,337,599        $       --          $      --         $ 1,394,757      $  696,408         $ 10,618
 Expenses:
   Asset-based
    charges.......        746,059           216,769             56,615             899,402         590,491           55,091
                       ----------        ----------          ---------         -----------      ----------         --------
   Net Expenses...        746,059           216,769             56,615             899,402         590,491           55,091
                       ----------        ----------          ---------         -----------      ----------         --------

NET INVESTMENT
 INCOME (LOSS)....      2,591,540          (216,769)           (56,615)            495,355         105,917          (44,473)
                       ----------        ----------          ---------         -----------      ----------         --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments...        225,052            56,098             99,293          (1,341,773)        171,021          105,546
   Realized gain
    distribution
    from The
    Trusts........             --         1,473,376             99,733           1,012,612              --          233,979
                       ----------        ----------          ---------         -----------      ----------         --------
 Net realized
   gain (loss)....        225,052         1,529,474            199,026            (329,161)        171,021          339,525
                       ----------        ----------          ---------         -----------      ----------         --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments.      5,955,479           151,104           (172,860)         11,761,140       5,864,928          236,991
                       ----------        ----------          ---------         -----------      ----------         --------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS             6,180,531         1,680,578             26,166          11,431,979       6,035,949          576,516
                       ----------        ----------          ---------         -----------      ----------         --------

NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS.......     $8,772,071        $1,463,809          $ (30,449)        $11,927,334      $6,141,866         $532,043
                       ==========        ==========          =========         ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                      MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER
                        TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*  INTERNATIONAL EQUITY*
                      ---------------- ----------------- ---------------- ------------------ ------------ ---------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts.......     $ 40,699        $       --        $2,175,539       $ 1,251,608     $ 2,761,825       $   748,809
 Expenses:
   Asset-based
    charges..........       62,829           195,871           407,554         7,289,071       1,659,955           683,869
   Less: Reduction
    for expense
    limitation.......           --                --                --        (2,549,069)             --                --
                          --------        ----------        ----------       -----------     -----------       -----------
   Net Expenses......       62,829           195,871           407,554         4,740,002       1,659,955           683,869
                          --------        ----------        ----------       -----------     -----------       -----------

NET INVESTMENT
 INCOME (LOSS).......      (22,130)         (195,871)        1,767,985        (3,488,394)      1,101,870            64,940
                          --------        ----------        ----------       -----------     -----------       -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      111,930           669,975           255,076        (2,301,002)      1,022,795        (2,270,141)
   Realized gain
    distribution
    from The Trusts..           --                --                --                --       6,568,759                --
                          --------        ----------        ----------       -----------     -----------       -----------
 Net realized gain
   (loss)............      111,930           669,975           255,076        (2,301,002)      7,591,554        (2,270,141)
                          --------        ----------        ----------       -----------     -----------       -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      609,816           821,345         1,559,970        73,343,611      (3,432,859)       10,243,045
                          --------        ----------        ----------       -----------     -----------       -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      721,746         1,491,320         1,815,046        71,042,609       4,158,695         7,972,904
                          --------        ----------        ----------       -----------     -----------       -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $699,616        $1,295,449        $3,583,031       $67,554,215     $ 5,260,565       $ 8,037,844
                          ========        ==========        ==========       ===========     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                           MULTIMANAGER        MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                      LARGE CAP CORE EQUITY* LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                      ---------------------- ---------------- --------------- -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts.......       $   72,094          $  573,073      $       --      $  207,551      $ 2,738,078        $       --
 Expenses:
   Asset-based
    charges..........          163,328             614,756         835,072         735,840        1,526,827           524,360
                            ----------          ----------      ----------      ----------      -----------        ----------
   Net Expenses......          163,328             614,756         835,072         735,840        1,526,827           524,360
                            ----------          ----------      ----------      ----------      -----------        ----------

NET INVESTMENT
 INCOME (LOSS).......          (91,234)            (41,683)       (835,072)       (528,289)       1,211,251          (524,360)
                            ----------          ----------      ----------      ----------      -----------        ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......         (152,461)            (60,633)      1,271,611       3,430,720       (3,857,061)        3,444,844
                            ----------          ----------      ----------      ----------      -----------        ----------
 Net realized gain
   (loss)............         (152,461)            (60,633)      1,271,611       3,430,720       (3,857,061)        3,444,844
                            ----------          ----------      ----------      ----------      -----------        ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....        1,812,989           6,509,135       7,954,264       4,337,914        7,321,493           876,022
                            ----------          ----------      ----------      ----------      -----------        ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........        1,660,528           6,448,502       9,225,875       7,768,634        3,464,432         4,320,866
                            ----------          ----------      ----------      ----------      -----------        ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....       $1,569,294          $6,406,819      $8,390,803      $7,240,345      $ 4,675,683        $3,796,506
                            ==========          ==========      ==========      ==========      ===========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                     PIMCO VARIABLE
                                                                                    INSURANCE TRUST
                           MULTIMANAGER   MULTIMANAGER       OPPENHEIMER        COMMODITY REAL RETURN(R) TARGET 2015 TARGET 2025
                         SMALL CAP VALUE* TECHNOLOGY*    MAIN STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                         ---------------- ------------ ------------------------ ------------------------ ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts..............   $   637,175    $        --          $ 2,018                  $ 70,495         $  295,234  $  466,424
 Expenses:
   Asset-based charges..     1,408,866      1,517,878            3,573                    33,133            280,156     409,674
                           -----------    -----------          -------                  --------         ----------  ----------
   Net Expenses.........     1,408,866      1,517,878            3,573                    33,133            280,156     409,674
                           -----------    -----------          -------                  --------         ----------  ----------

NET INVESTMENT INCOME
 (LOSS).................      (771,691)    (1,517,878)          (1,555)                   37,362             15,078      56,750
                           -----------    -----------          -------                  --------         ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........      (486,313)    11,109,883            5,114                   (88,323)           473,392   1,309,898
   Realized gain
    distribution from
    The Trusts..........            --             --               --                   116,237            425,344     418,902
                           -----------    -----------          -------                  --------         ----------  ----------
 Net realized gain
   (loss)...............      (486,313)    11,109,883            5,114                    27,914            898,736   1,728,800
                           -----------    -----------          -------                  --------         ----------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........    17,044,669      3,284,283           36,010                    12,335          1,054,067   1,647,156
                           -----------    -----------          -------                  --------         ----------  ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..    16,558,356     14,394,166           41,124                    40,249          1,952,803   3,375,956
                           -----------    -----------          -------                  --------         ----------  ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........   $15,786,665    $12,876,288          $39,569                  $ 77,611         $1,967,881  $3,432,706
                           ===========    ===========          =======                  ========         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                         TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   VAN ECK VIP GLOBAL
                         ALLOCATION* ALLOCATION* BOND SECURITIES FUND  HARD ASSETS FUND
                         ----------- ----------- -------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts.............. $  418,614  $  304,624       $  645,209          $  78,103
 Expenses:
   Asset-based charges..    354,989     245,348          127,164            134,438
                         ----------  ----------       ----------          ---------
   Net Expenses.........    354,989     245,348          127,164            134,438
                         ----------  ----------       ----------          ---------

NET INVESTMENT INCOME
 (LOSS).................     63,625      59,276          518,045            (56,335)
                         ----------  ----------       ----------          ---------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........  1,045,241     666,712          (30,109)          (637,706)
   Realized gain
    distribution from
    The Trusts..........    454,971     314,683           16,198            680,220
                         ----------  ----------       ----------          ---------
 Net realized gain
   (loss)...............  1,500,212     981,395          (13,911)            42,514
                         ----------  ----------       ----------          ---------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........  1,657,887   1,392,928          845,379             84,178
                         ----------  ----------       ----------          ---------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..  3,158,099   2,374,323          831,468            126,692
                         ----------  ----------       ----------          ---------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........ $3,221,724  $2,433,599       $1,349,513          $  70,357
                         ==========  ==========       ==========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      ALL ASSET
                                                                                                   GROWTH-ALT 20*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   154,367  $   129,428
  Net realized gain (loss) on investments....................................................   1,088,102      829,958
  Change in unrealized appreciation (depreciation) of investments............................   1,866,134   (2,112,108)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   3,108,603   (1,152,722)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   7,581,951    6,315,623
   Transfers between Variable Investment Options including guaranteed interest account, net..   5,149,541    9,144,962
   Transfers for contract benefits and terminations..........................................  (2,398,624)    (924,474)
   Contract maintenance charges..............................................................     (34,196)     (13,291)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  10,298,672   14,522,820
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........         501        2,528
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  13,407,776   13,372,626
NET ASSETS -- BEGINNING OF PERIOD............................................................  25,298,887   11,926,261
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $38,706,663  $25,298,887
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         130          154
  Redeemed...................................................................................         (44)         (32)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          86          122
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                AMERICAN CENTURY VP
                                                                                                MID CAP VALUE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   20,706  $    2,493
  Net realized gain (loss) on investments....................................................    128,149      31,886
  Change in unrealized appreciation (depreciation) of investments............................    198,500     (52,670)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    347,355     (18,291)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,662,983   1,212,175
   Transfers between Variable Investment Options including guaranteed interest account, net..    121,727      18,918
   Transfers for contract benefits and terminations..........................................    (33,082)    (14,978)
   Contract maintenance charges..............................................................     (4,118)     (1,630)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,747,510   1,214,485
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........         --         500
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,094,865   1,196,694
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,668,879     472,185
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,763,744  $1,668,879
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         18          13
  Redeemed...................................................................................         (3)         (1)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         15          12
                                                                                              ==========  ==========

                                                                                                    AXA AGGRESSIVE
                                                                                                      ALLOCATION*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,519,117) $    255,988
  Net realized gain (loss) on investments....................................................   14,696,417     4,822,554
  Change in unrealized appreciation (depreciation) of investments............................   33,150,613   (38,727,822)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   46,327,913   (33,649,280)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   66,279,864    73,587,795
   Transfers between Variable Investment Options including guaranteed interest account, net..  (23,907,917)  (17,662,204)
   Transfers for contract benefits and terminations..........................................  (26,292,505)  (21,437,803)
   Contract maintenance charges..............................................................     (902,776)     (859,576)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................   15,176,666    33,628,212
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........           --        30,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   61,504,579         8,933
NET ASSETS -- BEGINNING OF PERIOD............................................................  357,021,178   357,012,245
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $418,525,757  $357,021,178
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          622           753
  Redeemed...................................................................................         (501)         (501)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          121           252
                                                                                              ============  ============
UNIT ACTIVITY CLASS II
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     AXA BALANCED             AXA CONSERVATIVE          AXA CONSERVATIVE
                                                       STRATEGY*                 ALLOCATION*            GROWTH STRATEGY*
                                               ------------------------  --------------------------  ----------------------
                                                   2012         2011         2012          2011         2012        2011
                                               -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (175,772) $    19,311  $   (480,522) $    561,068  $  (30,204) $    4,952
 Net realized gain (loss) on investments......     246,110      689,498     1,350,180     3,371,528      88,394     106,141
 Change in unrealized appreciation
   (depreciation) of investments..............   2,678,525   (1,867,333)    2,958,199    (3,341,680)    337,483    (283,295)
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   2,748,863   (1,158,524)    3,827,857       590,916     395,673    (172,202)
                                               -----------  -----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  15,231,495   14,627,881    18,828,585    19,420,787   3,288,499   2,578,304
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   1,286,468       93,067     2,722,319     5,399,976     906,872          --
   Transfers for contract benefits and
    terminations..............................  (1,231,200)    (757,882)  (17,130,404)  (12,445,253)   (712,766)   (137,373)
   Contract maintenance charges...............    (396,471)    (222,322)     (181,409)     (156,438)    (63,597)    (38,612)
                                               -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  14,890,292   13,740,744     4,239,091    12,219,072   3,419,008   2,402,319
                                               -----------  -----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  17,639,155   12,582,220     8,066,948    12,809,988   3,814,681   2,230,117
NET ASSETS -- BEGINNING OF PERIOD.............  34,134,233   21,552,013   116,025,322   103,215,334   5,952,575   3,722,458
                                               -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $51,773,388  $34,134,233  $124,092,270  $116,025,322  $9,767,256  $5,952,575
                                               ===========  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           15            --            --          --          --
 Redeemed.....................................          (3)         (13)           --            --          --          --
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................          (3)           2            --            --          --          --
                                               ===========  ===========  ============  ============  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued.......................................         155          128           284           375          42          23
 Redeemed.....................................         (24)         (14)         (247)         (265)        (13)         (2)
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         131          114            37           110          29          21
                                               ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS          AXA GROWTH
                                                      STRATEGY*                ALLOCATION*                STRATEGY*
                                               ----------------------  --------------------------  ----------------------
                                                  2012        2011         2012          2011         2012        2011
                                               ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (9,359) $   10,526  $   (736,184) $    499,067  $   (5,350) $      346
 Net realized gain (loss) on investments......     23,055      34,256     4,635,444     2,805,644      12,394     (37,003)
 Change in unrealized appreciation
   (depreciation) of investments..............     83,831     (51,339)    6,032,702    (6,722,347)    115,828     (86,659)
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................     97,527      (6,557)    9,931,962    (3,417,636)    122,872    (123,316)
                                               ----------  ----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    875,788   1,337,673    30,850,487    32,578,576          --          --
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    697,142      64,397    (3,107,789)   (4,624,449)     (5,264)   (197,816)
   Transfers for contract benefits and
    terminations..............................   (308,159)    (88,795)  (17,102,390)  (13,924,755)    (27,561)    (37,188)
   Contract maintenance charges...............    (31,206)    (14,579)     (367,880)     (331,177)         --          --
                                               ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  1,233,565   1,298,696    10,272,428    13,698,195     (32,825)   (235,004)
                                               ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --       2,002            --            --          --         (13)
                                               ----------  ----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  1,331,092   1,294,141    20,204,390    10,280,559      90,047    (358,333)
NET ASSETS -- BEGINNING OF PERIOD.............  2,769,194   1,475,053   160,113,107   149,832,548   1,176,574   1,534,907
                                               ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $4,100,286  $2,769,194  $180,317,497  $160,113,107  $1,266,621  $1,176,574
                                               ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................         --          --            --            --           3          15
 Redeemed.....................................         --          --            --            --          (3)        (17)
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         --          --            --            --          --          (2)
                                               ==========  ==========  ============  ============  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued.......................................         18          13           347           406          --          --
 Redeemed.....................................         (6)         (1)         (261)         (292)         --          --
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         12          12            86           114          --          --
                                               ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        AXA MODERATE           AXA MODERATE GROWTH      AXA MODERATE-PLUS
                                                         ALLOCATION*              STRATEGY* (F)            ALLOCATION*
                                               ------------------------------  ------------------- --------------------------
                                                    2012            2011              2012             2012          2011
                                               --------------  --------------  ------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (2,423,795) $    9,745,454      $    9,548      $ (3,985,566) $  1,496,535
 Net realized gain (loss) on investments......      1,720,706      11,465,358          12,453         2,494,868   (17,411,389)
 Change in unrealized appreciation
   (depreciation) of investments..............    118,284,296     (72,874,301)         23,176        83,311,021   (37,194,527)
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    117,581,207     (51,663,489)         45,177        81,820,323   (53,109,381)
                                               --------------  --------------      ----------      ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    145,708,248     163,460,368       1,541,469       119,063,673   137,254,300
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (66,730,650)    (65,737,429)      1,043,870       (55,683,884)  (43,912,940)
   Transfers for contract benefits and
    terminations..............................   (137,782,450)   (148,786,418)        (49,195)      (60,405,351)  (53,235,399)
   Contract maintenance charges...............     (2,143,994)     (2,093,925)           (264)       (1,780,572)   (1,726,164)
   Adjustments to net assets allocated to
    contracts in payout period................         49,330         420,767              --                --            --
                                               --------------  --------------      ----------      ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    (60,899,516)    (52,736,637)      2,535,880         1,193,866    38,379,797
                                               --------------  --------------      ----------      ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      1,051,602       1,009,349              --            31,200            --
                                               --------------  --------------      ----------      ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............     57,733,293    (103,390,777)      2,581,057        83,045,389   (14,729,584)
NET ASSETS -- BEGINNING OF PERIOD.............  1,532,116,935   1,635,507,712              --       807,741,526   822,471,110
                                               --------------  --------------      ----------      ------------  ------------

NET ASSETS -- END OF PERIOD................... $1,589,850,228  $1,532,116,935      $2,581,057      $890,786,915  $807,741,526
                                               ==============  ==============      ==========      ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          1,358           1,716              --                --            --
 Redeemed.....................................         (2,501)         (2,839)             --                --            --
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (Decrease)......................         (1,143)         (1,123)             --                --            --
                                               ==============  ==============      ==========      ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................            562             650              28             1,027         1,288
 Redeemed.....................................           (367)           (402)             (4)           (1,022)         (997)
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (Decrease)......................            195             248              24                 5           291
                                               ==============  ==============      ==========      ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA TACTICAL            AXA TACTICAL            AXA TACTICAL
                                                    MANAGER 400*            MANAGER 500*            MANAGER 2000*
                                               ----------------------  ----------------------  ----------------------
                                                  2012        2011        2012        2011        2012        2011
                                               ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (29,452) $  (25,503) $  (27,043) $  (15,490) $  (13,643) $  (12,956)
 Net realized gain (loss) on investments......    (75,122)     33,065     239,043      87,464      40,741     (13,494)
 Change in unrealized appreciation
   (depreciation) of investments..............    498,667    (372,562)    370,759    (262,625)    178,864    (125,693)
                                               ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................    394,093    (365,000)    582,759    (190,651)    205,962    (152,143)
                                               ----------  ----------  ----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    530,773     683,441   1,179,299   1,266,217     370,649     426,327
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................     (7,305)  1,389,074     480,752   1,458,891     133,027     655,110
   Transfers for contract benefits and
    terminations..............................   (233,192)    (68,432)   (345,395)    (25,772)   (132,727)    (53,599)
   Contract maintenance charges...............     (3,155)     (1,544)     (5,920)     (2,737)     (1,579)       (797)
                                               ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................    287,121   2,002,539   1,308,736   2,696,599     369,370   1,027,041
                                               ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         454          --         501          --         485
                                               ----------  ----------  ----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............    681,214   1,637,993   1,891,495   2,506,449     575,332     875,383
NET ASSETS -- BEGINNING OF PERIOD.............  2,592,201     954,208   3,721,122   1,214,673   1,291,457     416,074
                                               ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $3,273,415  $2,592,201  $5,612,617  $3,721,122  $1,866,789  $1,291,457
                                               ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................         15          31          43          32          17          23
 Redeemed.....................................        (12)        (14)        (31)         (7)        (13)        (14)
                                               ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)......................          3          17          12          25           4           9
                                               ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA TACTICAL         EQ/ALLIANCEBERNSTEIN
                                                       MANAGER         DYNAMIC WEALTH STRATEGIES    EQ/ALLIANCEBERNSTEIN
                                                   INTERNATIONAL*           PORTFOLIO* (F)            SMALL CAP GROWTH*
                                               ----------------------  ------------------------- --------------------------
                                                  2012        2011               2012                2012          2011
                                               ----------  ----------  ------------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (23,089) $   20,400         $      149         $ (3,309,693) $ (4,072,287)
 Net realized gain (loss) on investments......   (194,178)    (12,513)             9,560           29,964,869    26,769,989
 Change in unrealized appreciation
   (depreciation) of investments..............    767,834    (527,359)            20,823           13,162,841   (27,399,164)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    550,567    (519,472)            30,532           39,818,017    (4,701,462)
                                               ----------  ----------         ----------         ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    898,448   1,042,809            509,783           15,789,861    17,330,559
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    175,294   1,976,267            896,569          (16,538,369)  (19,286,014)
   Transfers for contract benefits and
    terminations..............................   (275,158)    (34,783)           (17,063)         (25,080,199)  (25,791,776)
   Contract maintenance charges...............     (4,082)     (1,699)              (109)            (266,333)     (280,794)
   Adjustments to net assets allocated to
    contracts in payout period................         --          --                 --             (159,416)      133,893
                                               ----------  ----------         ----------         ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    794,502   2,982,594          1,389,180          (26,254,456)  (27,894,132)
                                               ----------  ----------         ----------         ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --       1,001                 --              158,907      (128,635)
                                               ----------  ----------         ----------         ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  1,345,069   2,464,123          1,419,712           13,722,468   (32,724,229)
NET ASSETS -- BEGINNING OF PERIOD.............  3,102,163     638,040                 --          290,309,927   323,034,156
                                               ----------  ----------         ----------         ------------  ------------

NET ASSETS -- END OF PERIOD................... $4,447,232  $3,102,163         $1,419,712         $304,032,395  $290,309,927
                                               ==========  ==========         ==========         ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................         --          --                 --                  132           261
 Redeemed.....................................         --          --                 --                 (240)         (372)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (Decrease)......................         --          --                 --                 (108)         (111)
                                               ==========  ==========         ==========         ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................         20          34                 15                   53            69
 Redeemed.....................................        (12)         (5)                (2)                 (60)          (94)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (Decrease)......................          8          29                 13                   (7)          (25)
                                               ==========  ==========         ==========         ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/AXA FRANKLIN             EQ/BLACKROCK            EQ/BOSTON ADVISORS
                                                 SMALL CAP VALUE CORE*       BASIC VALUE EQUITY*          EQUITY INCOME*
                                               ------------------------  --------------------------  ------------------------
                                                   2012         2011         2012          2011          2012         2011
                                               -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (81,404) $  (170,154) $  1,336,317  $    (92,279) $   506,613  $   327,172
 Net realized gain (loss) on investments......     577,638    1,245,770    (8,311,293)  (17,546,709)   4,567,924   (1,121,788)
 Change in unrealized appreciation
   (depreciation) of investments..............   1,543,107   (2,698,932)   56,328,176      (571,028)   4,149,246      (64,453)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   2,039,341   (1,623,316)   49,353,200   (18,210,016)   9,223,783     (859,069)
                                               -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,530,753    1,598,545    47,952,016    48,369,750    6,976,894    6,285,363
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (947,358)    (463,688)  (11,142,520)    5,757,066    3,993,362   (3,328,642)
   Transfers for contract benefits and
    terminations..............................  (1,328,597)  (1,267,230)  (31,707,039)  (30,557,786)  (4,938,615)  (4,199,013)
   Contract maintenance charges...............     (11,920)     (12,375)     (375,316)     (345,940)     (63,421)     (60,420)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................    (757,122)    (144,748)    4,727,141    23,223,090    5,968,220   (1,302,712)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --        2,999            --            --        2,499           --
                                               -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   1,282,219   (1,765,065)   54,080,341     5,013,074   15,194,502   (2,161,781)
NET ASSETS -- BEGINNING OF PERIOD.............  13,851,222   15,616,287   402,741,443   397,728,369   55,552,253   57,714,034
                                               -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $15,133,441  $13,851,222  $456,821,784  $402,741,443  $70,746,755  $55,552,253
                                               ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          44           63           415           513          155          131
 Redeemed.....................................         (52)         (63)         (369)         (361)        (107)        (143)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (8)          --            46           152           48          (12)
                                               ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN
                                                     RESPONSIBLE*                 RESEARCH*
                                               ------------------------  --------------------------
                                                   2012         2011         2012          2011
                                               -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (77,200) $  (216,161) $   (647,521) $   (950,724)
 Net realized gain (loss) on investments......    (252,419)    (598,773)     (566,978)   (3,369,169)
 Change in unrealized appreciation
   (depreciation) of investments..............   3,916,392      488,486    25,315,504     8,749,797
                                               -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   3,586,773     (326,448)   24,101,005     4,429,904
                                               -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,742,225    2,993,313     8,688,808     9,016,785
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,324,791)     205,342    (7,590,712)  (11,392,385)
   Transfers for contract benefits and
    terminations..............................  (1,704,440)  (1,352,899)  (13,973,266)  (15,066,165)
   Contract maintenance charges...............     (33,345)     (32,712)     (121,224)     (126,667)
   Adjustments to net assets allocated to
    contracts in payout period................          --           --            --            --
                                               -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    (320,351)   1,813,044   (12,996,394)  (17,568,432)
                                               -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --            --            --
                                               -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   3,266,422    1,486,596    11,104,611   (13,138,528)
NET ASSETS -- BEGINNING OF PERIOD.............  23,708,047   22,221,451   155,682,107   168,820,635
                                               -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $26,974,469  $23,708,047  $166,786,718  $155,682,107
                                               ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --            --            --
 Redeemed.....................................          --           --            --            --
                                               -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          --           --            --            --
                                               ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          51           69           125           115
 Redeemed.....................................         (54)         (48)         (218)         (256)
                                               -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          (3)          21           (93)         (141)
                                               ===========  ===========  ============  ============

                                                       EQ/COMMON STOCK
                                                           INDEX*
                                               ------------------------------
                                                    2012            2011
                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    7,821,075  $    2,358,501
 Net realized gain (loss) on investments......     (2,853,747)    (26,806,981)
 Change in unrealized appreciation
   (depreciation) of investments..............    261,721,619      16,325,355
                                               --------------  --------------
 Net Increase (decrease) in net assets from
   operations.................................    266,688,947      (8,123,125)
                                               --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     55,009,274      63,856,345
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (96,691,521)   (109,386,927)
   Transfers for contract benefits and
    terminations..............................   (178,196,255)   (187,366,102)
   Contract maintenance charges...............     (1,509,507)     (1,602,267)
   Adjustments to net assets allocated to
    contracts in payout period................       (148,437)      1,455,896
                                               --------------  --------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (221,536,446)   (233,043,055)
                                               --------------  --------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      1,383,676          11,079
                                               --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.............     46,536,177    (241,155,101)
NET ASSETS -- BEGINNING OF PERIOD.............  1,929,763,554   2,170,918,655
                                               --------------  --------------

NET ASSETS -- END OF PERIOD................... $1,976,299,731  $1,929,763,554
                                               ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................            335             499
 Redeemed.....................................           (990)         (1,248)
                                               --------------  --------------
 Net Increase (Decrease)......................           (655)           (749)
                                               ==============  ==============
UNIT ACTIVITY CLASS B
 Issued.......................................             83             108
 Redeemed.....................................           (169)           (212)
                                               --------------  --------------
 Net Increase (Decrease)......................            (86)           (104)
                                               ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/CORE BOND             EQ/DAVIS NEW YORK              EQ/EQUITY
                                                         INDEX*                    VENTURE*                  500 INDEX*
                                               --------------------------  ------------------------  --------------------------
                                                   2012          2011          2012         2011         2012          2011
                                               ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    207,606  $    734,984  $  (110,086) $  (264,606) $  3,135,705  $  2,926,959
 Net realized gain (loss) on investments......     (309,555)   (3,003,652)   1,331,911    2,525,168    17,594,428     2,998,007
 Change in unrealized appreciation
   (depreciation) of investments..............    2,366,021     6,541,464    1,418,686   (3,942,795)   83,075,715    (1,949,901)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    2,264,072     4,272,796    2,640,511   (1,682,233)  103,805,848     3,975,065
                                               ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   10,702,806    10,494,598    3,470,860    4,077,018    56,288,874    55,499,279
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (1,242,487)   (6,569,546)  (2,643,690)  (2,708,026)  (25,634,165)  (31,444,736)
   Transfers for contract benefits and
    terminations..............................  (13,485,005)  (12,256,257)  (2,318,425)  (2,232,387)  (65,459,038)  (62,956,233)
   Contract maintenance charges...............     (124,130)     (130,168)     (22,100)     (22,711)     (688,625)     (699,124)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --           --           --      (170,533)      260,413
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (4,148,816)   (8,461,373)  (1,513,355)    (886,106)  (35,663,487)  (39,340,401)
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....        1,698            --        3,400           --       170,535      (260,409)
                                               ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   (1,883,046)   (4,188,577)   1,130,556   (2,568,339)   68,312,896   (35,625,745)
NET ASSETS -- BEGINNING OF PERIOD.............  122,836,713   127,025,290   25,523,724   28,092,063   763,471,535   799,097,280
                                               ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $120,953,667  $122,836,713  $26,654,280  $25,523,724  $831,784,431  $763,471,535
                                               ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --           --           --           322           408
 Redeemed.....................................           --            --           --           --          (448)         (548)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................           --            --           --           --          (126)         (140)
                                               ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          196           196           61           87           264           234
 Redeemed.....................................         (230)         (268)         (82)         (97)         (215)         (206)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          (34)          (72)         (21)         (10)           49            28
                                               ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/EQUITY                 EQ/FRANKLIN               EQ/FRANKLIN
                                                      GROWTH PLUS*              CORE BALANCED*         TEMPLETON ALLOCATION*
                                               --------------------------  ------------------------  ------------------------
                                                   2012          2011          2012         2011         2012         2011
                                               ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (2,271,119) $ (3,610,057) $ 1,288,838  $ 1,486,655  $   259,310  $   271,734
 Net realized gain (loss) on investments......   (2,631,241)  (12,289,597)   3,483,263   (2,744,561)   2,034,742     (763,323)
 Change in unrealized appreciation
   (depreciation) of investments..............   44,087,585    (8,979,323)   1,935,083      418,488    3,822,764   (2,398,689)
                                               ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   39,185,225   (24,878,977)   6,707,184     (839,418)   6,116,816   (2,890,278)
                                               ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   25,914,166    30,968,243    5,335,983    6,361,816    5,837,685    6,073,011
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (30,605,668)  (39,447,564)  (2,804,290)  (5,997,756)  (2,403,732)  (2,306,232)
   Transfers for contract benefits and
    terminations..............................  (25,063,924)  (26,925,810)  (7,351,512)  (7,366,572)  (4,212,769)  (3,105,504)
   Contract maintenance charges...............     (339,544)     (377,653)     (69,483)     (76,251)     (72,027)     (72,409)
                                               ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (30,094,970)  (35,782,784)  (4,889,302)  (7,078,763)    (850,843)     588,866
                                               ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       29,502         4,000           --           --           --           --
                                               ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............    9,119,757   (60,657,761)   1,817,882   (7,918,181)   5,265,973   (2,301,412)
NET ASSETS -- BEGINNING OF PERIOD.............  311,115,187   371,772,948   70,829,135   78,747,316   46,430,787   48,732,199
                                               ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $320,234,944  $311,115,187  $72,647,017  $70,829,135  $51,696,760  $46,430,787
                                               ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          199           253          113          129          113          136
 Redeemed.....................................         (403)         (500)        (161)        (197)        (122)        (131)
                                               ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         (204)         (247)         (48)         (68)          (9)           5
                                               ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 EQ/GAMCO MERGERS AND          EQ/GAMCO SMALL                EQ/GLOBAL
                                                     ACQUISITIONS*             COMPANY VALUE*               BOND PLUS*
                                               ------------------------  --------------------------  ------------------------
                                                   2012         2011         2012          2011          2012         2011
                                               -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (248,519) $  (217,324) $     87,930  $ (4,383,098) $   159,705  $ 1,760,404
 Net realized gain (loss) on investments......     954,537    1,467,561    45,258,145    32,392,486    4,476,454    1,073,060
 Change in unrealized appreciation
   (depreciation) of investments..............      47,859   (1,261,342)   16,868,250   (45,736,303)  (2,575,551)    (436,441)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................     753,877      (11,105)   62,214,325   (17,726,915)   2,060,608    2,397,023
                                               -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,459,629    1,842,087    56,481,085    54,005,905    8,544,005   10,771,381
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (646,423)   1,199,821    (2,473,639)   12,170,326      891,163    4,328,898
   Transfers for contract benefits and
    terminations..............................  (1,908,147)  (1,853,565)  (27,115,196)  (22,077,554)  (8,616,147)  (7,357,308)
   Contract maintenance charges...............     (16,777)     (15,194)     (363,138)     (317,086)     (58,965)     (54,115)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (1,111,718)   1,173,149    26,529,112    43,781,591      760,056    7,688,856
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --        18,002        14,916        7,599           --
                                               -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............    (357,841)   1,162,044    88,761,439    26,069,592    2,828,263   10,085,879
NET ASSETS -- BEGINNING OF PERIOD.............  19,833,238   18,671,194   367,991,904   341,922,312   83,626,451   73,540,572
                                               -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $19,475,397  $19,833,238  $456,753,343  $367,991,904  $86,454,714  $83,626,451
                                               ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          31           56           542           712          168          237
 Redeemed.....................................         (40)         (48)         (395)         (461)        (162)        (172)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (9)           8           147           251            6           65
                                               ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                 EQ/GLOBAL MULTI-SECTOR         EQ/INTERMEDIATE            EQ/INTERNATIONAL
                                                         EQUITY*                GOVERNMENT BOND*              CORE PLUS*
                                               --------------------------  -------------------------  --------------------------
                                                   2012          2011          2012         2011          2012          2011
                                               ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    475,493  $  1,816,976  $  (938,107) $   (633,406) $    221,543  $  2,085,394
 Net realized gain (loss) on investments......   25,359,247   (12,023,887)   1,065,472       320,881       930,442    (6,894,704)
 Change in unrealized appreciation
   (depreciation) of investments..............   27,635,835   (45,247,524)    (383,986)    4,141,063    15,922,231   (21,642,141)
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   53,470,575   (55,454,435)    (256,621)    3,828,538    17,074,216   (26,451,451)
                                               ------------  ------------  -----------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   33,973,954    39,436,334    5,605,519     5,864,458    15,038,268    19,085,847
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (30,453,380)  (44,723,705)  (4,659,508)   (1,907,385)  (15,101,480)  (10,955,378)
   Transfers for contract benefits and
    terminations..............................  (29,393,074)  (32,336,934)  (9,059,486)  (10,473,148)   (9,781,238)  (10,226,414)
   Contract maintenance charges...............     (356,036)     (397,441)     (86,721)      (91,917)     (120,545)     (131,741)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --       66,456        11,208            --            --
                                               ------------  ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (26,228,536)  (38,021,746)  (8,133,740)   (6,596,784)   (9,964,995)   (2,227,686)
                                               ------------  ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....        5,001            --      (28,887)      (11,941)        1,999         2,001
                                               ------------  ------------  -----------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   27,247,040   (93,476,181)  (8,419,248)   (2,780,187)    7,111,220   (28,677,136)
NET ASSETS -- BEGINNING OF PERIOD.............  354,931,657   448,407,838   95,728,891    98,509,078   119,909,810   148,586,946
                                               ------------  ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $382,178,697  $354,931,657  $87,309,643  $ 95,728,891  $127,021,030  $119,909,810
                                               ============  ============  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --           43            67            --            --
 Redeemed.....................................           --            --          (75)         (102)           --            --
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)......................           --            --          (32)          (35)           --            --
                                               ============  ============  ===========  ============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          302           387           29            46           197           271
 Redeemed.....................................         (436)         (584)         (44)          (47)         (301)         (289)
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)......................         (134)         (197)         (15)           (1)         (104)          (18)
                                               ============  ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/INTERNATIONAL            EQ/INTERNATIONAL              EQ/JPMORGAN
                                                      EQUITY INDEX*                 VALUE PLUS*           VALUE OPPORTUNITIES*
                                               ---------------------------  --------------------------  ------------------------
                                                   2012           2011          2012          2011          2012         2011
                                               ------------  -------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  6,627,799  $   7,578,347  $  1,046,510  $  1,517,012  $  (157,044) $  (124,798)
 Net realized gain (loss) on investments......  (27,411,288)   (26,743,984)  (18,807,398)  (27,918,441)    (365,247)  (5,479,571)
 Change in unrealized appreciation
   (depreciation) of investments..............   75,777,376    (40,823,026)   48,061,208   (15,263,773)   6,631,487    2,446,530
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   54,993,887    (59,988,663)   30,300,320   (41,665,202)   6,109,196   (3,157,839)
                                               ------------  -------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   24,800,814     29,469,000    17,512,451    22,438,632    3,468,031    3,662,190
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (27,366,498)   (35,216,042)  (17,411,890)  (23,588,830)  (3,137,172)  (2,161,250)
   Transfers for contract benefits and
    terminations..............................  (34,906,233)   (38,960,063)  (16,575,786)  (19,392,865)  (4,219,899)  (4,189,261)
   Contract maintenance charges...............     (381,951)      (449,557)     (203,167)     (238,187)     (41,728)     (43,409)
   Adjustments to net assets allocated to
    contracts in payout period................     (148,733)       331,368            --            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (38,002,601)   (44,825,294)  (16,678,392)  (20,781,250)  (3,930,768)  (2,731,730)
                                               ------------  -------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      148,733       (307,744)       21,002            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   17,140,019   (105,121,701)   13,642,930   (62,446,452)   2,178,428   (5,889,569)
NET ASSETS -- BEGINNING OF PERIOD.............  394,517,057    499,638,758   198,049,095   260,495,547   43,267,054   49,156,623
                                               ------------  -------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $411,657,076  $ 394,517,057  $211,692,025  $198,049,095  $45,445,482  $43,267,054
                                               ============  =============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          342            351            --            --           --           --
 Redeemed.....................................         (603)          (649)           --            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................         (261)          (298)           --            --           --           --
                                               ============  =============  ============  ============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................           44             61           245           263           68           74
 Redeemed.....................................         (125)          (138)         (383)         (428)         (94)         (98)
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (81)           (77)         (138)         (165)         (26)         (24)
                                               ============  =============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/LARGE CAP               EQ/LARGE CAP                EQ/LARGE CAP
                                                      CORE PLUS*                GROWTH INDEX*             GROWTH PLUS* (B)
                                               ------------------------  --------------------------  --------------------------
                                                   2012         2011         2012          2011          2012          2011
                                               -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (26,909) $   (38,581) $    (88,789) $   (511,674) $ (1,788,755) $ (2,190,321)
 Net realized gain (loss) on investments......   1,732,981     (270,810)    4,588,063     4,003,589    10,425,351    11,477,691
 Change in unrealized appreciation
   (depreciation) of investments..............      49,355     (510,019)   11,202,753    (2,093,917)   18,650,217   (18,354,576)
                                               -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   1,755,427     (819,410)   15,702,027     1,397,998    27,286,813    (9,067,206)
                                               -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,009,584    1,247,277     8,604,276     7,555,526    11,494,730     9,213,773
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,594,104)  (1,348,498)     (537,915)   (3,109,141)  (13,714,939)    4,547,125
   Transfers for contract benefits and
    terminations..............................  (1,477,645)  (1,390,143)  (10,771,430)  (10,205,367)  (19,471,137)  (19,266,781)
   Contract maintenance charges...............     (11,125)     (11,691)     (120,551)     (119,867)     (243,165)     (253,584)
                                               -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (2,073,290)  (1,503,055)   (2,825,620)   (5,878,849)  (21,934,511)   (5,759,467)
                                               -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --            --            --         1,400            --
                                               -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (317,863)  (2,322,465)   12,876,407    (4,480,851)    5,353,702   (14,826,673)
NET ASSETS -- BEGINNING OF PERIOD.............  13,804,561   16,127,026   118,558,488   123,039,339   225,298,682   240,125,355
                                               -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $13,486,698  $13,804,561  $131,434,895  $118,558,488  $230,652,384  $225,298,682
                                               ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          23           26           259           245           132           267
 Redeemed.....................................         (44)         (42)         (296)         (320)         (271)         (281)
                                               -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................         (21)         (16)          (37)          (75)         (139)          (14)
                                               ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/LARGE CAP                EQ/LARGE CAP              EQ/LORD ABBETT
                                                   VALUE INDEX* (C)              VALUE PLUS*               LARGE CAP CORE*
                                               ------------------------  ---------------------------  ------------------------
                                                   2012         2011         2012           2011          2012         2011
                                               -----------  -----------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   285,827  $   149,972  $  1,716,692  $     (55,321) $   (68,332) $  (239,365)
 Net realized gain (loss) on investments......   2,324,897    1,765,812   (58,332,902)   (73,868,687)   1,493,647    3,069,132
 Change in unrealized appreciation
   (depreciation) of investments..............   2,711,222      133,059   152,399,937     28,991,504    3,890,413   (7,462,522)
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   5,321,946    2,048,843    95,783,727    (44,932,504)   5,315,728   (4,632,755)
                                               -----------  -----------  ------------  -------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,265,331     (262,152)   40,653,802     46,598,894    4,346,711    6,509,801
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,819,926)  19,592,728   (54,062,350)   (59,246,151)  (6,476,149)     308,031
   Transfers for contract benefits and
    terminations..............................  (3,100,275)  (1,964,190)  (62,632,767)   (67,903,540)  (3,665,378)  (3,161,991)
   Contract maintenance charges...............     (34,382)     (26,809)     (675,198)      (743,624)     (26,803)     (23,102)
   Adjustments to net assets allocated to
    contracts in payout period................          --           --       (86,046)       576,375           --           --
                                               -----------  -----------  ------------  -------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................    (689,252)  17,339,577   (76,802,559)   (80,718,046)  (5,821,619)   3,632,739
                                               -----------  -----------  ------------  -------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       1,600           --       109,046       (576,376)       2,999           --
                                               -----------  -----------  ------------  -------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   4,634,294   19,388,420    19,090,214   (126,226,926)    (502,892)  (1,000,016)
NET ASSETS -- BEGINNING OF PERIOD.............  35,598,590   16,210,170   692,404,466    818,631,392   39,758,342   40,758,358
                                               -----------  -----------  ------------  -------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $40,232,884  $35,598,590  $711,494,680  $ 692,404,466  $39,255,450  $39,758,342
                                               ===========  ===========  ============  =============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --           424            522           --           --
 Redeemed.....................................          --           --        (1,039)        (1,184)          --           --
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (Decrease)......................          --           --          (615)          (662)          --           --
                                               ===========  ===========  ============  =============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................         128          464            58             44           54          149
 Redeemed.....................................        (141)        (124)         (181)          (186)        (103)        (122)
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (Decrease)......................         (13)         340          (123)          (142)         (49)          27
                                               ===========  ===========  ============  =============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  EQ/MFS INTERNATIONAL            EQ/MID CAP                  EQ/MID CAP
                                                        GROWTH*                     INDEX*                    VALUE PLUS*
                                               -------------------------  --------------------------  --------------------------
                                                   2012         2011          2012          2011          2012          2011
                                               -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (182,344) $   (411,986) $   (979,275) $ (2,149,917) $   (437,082) $ (2,125,180)
 Net realized gain (loss) on investments......   1,590,786     7,840,562    (2,334,603)  (18,441,002)   (2,141,118)  (12,214,715)
 Change in unrealized appreciation
   (depreciation) of investments..............  10,431,662   (15,801,239)   49,751,851     9,588,070    68,424,769   (33,642,474)
                                               -----------  ------------  ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................  11,840,104    (8,372,663)   46,437,973   (11,002,849)   65,846,569   (47,982,369)
                                               -----------  ------------  ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   8,849,499     8,587,619    27,187,641    29,286,056    26,778,620    31,929,188
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   1,829,230     2,503,672   (16,694,384)  (24,090,472)  (31,042,565)  (39,716,416)
   Transfers for contract benefits and
    terminations..............................  (5,165,047)   (4,989,422)  (22,949,273)  (23,349,654)  (34,975,014)  (37,536,567)
   Contract maintenance charges...............     (49,718)      (47,451)     (291,224)     (309,254)     (395,602)     (443,235)
                                               -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   5,463,964     6,054,418   (12,747,240)  (18,463,324)  (39,634,561)  (45,767,030)
                                               -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       3,397            --        11,999            --        11,000            --
                                               -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  17,307,465    (2,318,245)   33,702,732   (29,466,173)   26,223,008   (93,749,399)
NET ASSETS -- BEGINNING OF PERIOD.............  63,075,363    65,393,608   302,529,330   331,995,503   400,010,383   493,759,782
                                               -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $80,382,828  $ 63,075,363  $336,232,062  $302,529,330  $426,233,391  $400,010,383
                                               ===========  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................         159           187           363           369           212           284
 Redeemed.....................................        (120)         (145)         (455)         (525)         (464)         (575)
                                               -----------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          39            42           (92)         (156)         (252)         (291)
                                               ===========  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/MONEY             EQ/MONTAG & CALDWELL         EQ/MORGAN STANLEY
                                                         MARKET*                    GROWTH*                MID CAP GROWTH*
                                               --------------------------  ------------------------  --------------------------
                                                   2012          2011          2012         2011         2012          2011
                                               ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (1,209,261) $ (1,394,430) $  (174,134) $  (303,376) $ (1,703,813) $ (1,976,757)
 Net realized gain (loss) on investments......       (4,881)          283    2,650,762    3,702,704     9,703,247    37,221,592
 Change in unrealized appreciation
   (depreciation) of investments..............        5,689       (12,801)   1,648,294   (2,773,412)    5,359,705   (54,723,297)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   (1,208,453)   (1,406,948)   4,124,922      625,916    13,359,139   (19,478,462)
                                               ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   27,121,855    16,272,027    2,915,746    3,516,418    34,261,350    34,507,323
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (15,369,412)    3,629,649   (2,074,517)  (4,164,046)   (6,364,911)   17,605,553
   Transfers for contract benefits and
    terminations..............................  (20,891,537)  (26,709,475)  (3,428,394)  (3,066,552)  (13,219,575)  (10,879,650)
   Contract maintenance charges...............     (115,488)     (117,391)     (28,629)     (25,369)     (176,626)     (144,445)
   Adjustments to net assets allocated to
    contracts in payout period................       52,521        56,063           --           --            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (9,202,061)   (6,869,127)  (2,615,794)  (3,739,549)   14,500,238    41,088,781
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       14,479        39,106          491          511            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  (10,396,035)   (8,236,969)   1,509,619   (3,113,122)   27,859,377    21,610,319
NET ASSETS -- BEGINNING OF PERIOD.............  105,668,677   113,905,646   37,351,650   40,464,772   187,786,715   166,176,396
                                               ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $ 95,272,642  $105,668,677  $38,861,269  $37,351,650  $215,646,092  $187,786,715
                                               ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................        7,547         3,401           --           --            --            --
 Redeemed.....................................       (7,511)       (3,341)          --           --            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................           36            60           --           --            --            --
                                               ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................       26,804         5,489           55           68           418           626
 Redeemed.....................................      (25,325)       (4,935)         (73)         (98)         (330)         (377)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................        1,479           554          (18)         (30)           88           249
                                               ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/MUTUAL LARGE           EQ/OPPENHEIMER             EQ/PIMCO ULTRA
                                                      CAP EQUITY*                 GLOBAL*                  SHORT BOND*
                                               ------------------------  ------------------------  --------------------------
                                                   2012         2011         2012         2011         2012          2011
                                               -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    12,933  $  (113,286) $  (221,159) $  (211,811) $   (831,963) $ (1,014,080)
 Net realized gain (loss) on investments......     758,304   (1,195,134)   1,418,001    3,420,505        87,758       649,685
 Change in unrealized appreciation
   (depreciation) of investments..............   2,434,742     (265,812)   8,489,212   (8,792,992)    1,055,818    (1,512,560)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   3,205,979   (1,574,232)   9,686,054   (5,584,298)      311,613    (1,876,955)
                                               -----------  -----------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,156,206    2,831,744    8,087,992    8,234,009    11,813,894    14,714,829
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (2,451,369)  (3,253,882)  (1,161,003)  13,023,849    (6,967,452)  (20,651,270)
   Transfers for contract benefits and
    terminations..............................  (2,586,497)  (2,603,706)  (3,985,829)  (3,444,318)  (13,862,469)  (14,103,131)
   Contract maintenance charges...............     (35,851)     (38,821)     (46,199)     (34,109)     (105,200)     (112,549)
                                               -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (2,917,511)  (3,064,665)   2,894,961   17,779,431    (9,121,227)  (20,152,121)
                                               -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --           --           --            --             4
                                               -----------  -----------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............     288,468   (4,638,897)  12,581,015   12,195,133    (8,809,614)  (22,029,072)
NET ASSETS -- BEGINNING OF PERIOD.............  25,982,775   30,621,672   49,427,605   37,232,472   123,998,060   146,027,132
                                               -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $26,271,243  $25,982,775  $62,008,620  $49,427,605  $115,188,446  $123,998,060
                                               ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --           --           --             3             3
 Redeemed.....................................          --           --           --           --            (3)           (3)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          --           --           --           --            --            --
                                               ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          30           47          167          291           223           278
 Redeemed.....................................         (61)         (81)        (137)        (122)         (304)         (464)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................         (31)         (34)          30          169           (81)         (186)
                                               ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/QUALITY                   EQ/SMALL
                                                       BOND PLUS*                COMPANY INDEX*
                                               --------------------------  --------------------------
                                                   2012          2011          2012          2011
                                               ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (902,507) $  1,737,582  $    468,297  $ (1,097,688)
 Net realized gain (loss) on investments......   (2,613,240)   (4,530,559)   14,234,391    11,928,401
 Change in unrealized appreciation
   (depreciation) of investments..............    5,312,570     2,992,344     9,611,442   (20,321,282)
                                               ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    1,796,823       199,367    24,314,130    (9,490,569)
                                               ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    7,926,442     9,473,979    15,862,173    17,540,139
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (7,598,123)  (12,790,959)  (11,923,075)  (13,153,005)
   Transfers for contract benefits and
    terminations..............................  (14,006,494)  (14,867,092)  (13,326,787)  (13,316,406)
   Contract maintenance charges...............     (121,783)     (130,282)     (161,393)     (171,786)
   Adjustments to net assets allocated to
    contracts in payout period................       (7,105)       31,133            --            --
                                               ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (13,807,063)  (18,283,221)   (9,549,082)   (9,101,058)
                                               ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      150,961      (174,984)           --            --
                                               ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  (11,859,279)  (18,258,838)   14,765,048   (18,591,627)
NET ASSETS -- BEGINNING OF PERIOD.............  137,603,182   155,862,020   176,092,893   194,684,520
                                               ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $125,743,903  $137,603,182  $190,857,941  $176,092,893
                                               ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           56            74            --            --
 Redeemed.....................................         (116)         (151)           --            --
                                               ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          (60)          (77)           --            --
                                               ============  ============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................           32            35           201           206
 Redeemed.....................................          (50)          (67)         (241)         (260)
                                               ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          (18)          (32)          (40)          (54)
                                               ============  ============  ============  ============

                                                    EQ/T. ROWE PRICE
                                                      GROWTH STOCK*
                                               --------------------------
                                                   2012          2011
                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (2,357,755) $ (1,876,684)
 Net realized gain (loss) on investments......   12,264,853      (206,698)
 Change in unrealized appreciation
   (depreciation) of investments..............   16,903,157    (3,004,834)
                                               ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   26,810,255    (5,088,216)
                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   26,312,793    22,981,481
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   14,123,257     3,941,259
   Transfers for contract benefits and
    terminations..............................  (12,107,073)   (8,591,224)
   Contract maintenance charges...............     (155,800)     (128,453)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --
                                               ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   28,173,177    18,203,063
                                               ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --
                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   54,983,432    13,114,847
NET ASSETS -- BEGINNING OF PERIOD.............  149,897,352   136,782,505
                                               ------------  ------------

NET ASSETS -- END OF PERIOD................... $204,880,784  $149,897,352
                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --
 Redeemed.....................................           --            --
                                               ------------  ------------
 Net Increase (Decrease)......................           --            --
                                               ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          553           427
 Redeemed.....................................         (307)         (250)
                                               ------------  ------------
 Net Increase (Decrease)......................          246           177
                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/TEMPLETON                 EQ/UBS                 EQ/VAN KAMPEN
                                                    GLOBAL EQUITY*           GROWTH & INCOME*              COMSTOCK*
                                               ------------------------  ------------------------  ------------------------
                                                   2012         2011         2012         2011         2012         2011
                                               -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    22,081  $   170,759  $   (88,273) $  (116,498) $       562  $    23,748
 Net realized gain (loss) on investments......   1,474,559      644,583    1,804,301      920,554    1,780,459      929,847
 Change in unrealized appreciation
   (depreciation) of investments..............   3,755,690   (3,903,762)     341,316   (1,577,193)   2,094,260   (1,730,649)
                                               -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   5,252,330   (3,088,420)   2,057,344     (773,137)   3,875,281     (777,054)
                                               -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,337,054    4,806,874    1,287,843    1,380,835    2,005,096    1,927,364
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,460,613)  (1,373,993)  (1,853,562)  (3,261,313)    (389,508)      84,759
   Transfers for contract benefits and
    terminations..............................  (2,603,134)  (2,377,790)  (1,386,645)  (1,384,733)  (1,668,035)  (1,581,923)
   Contract maintenance charges...............     (44,257)     (44,866)     (15,264)     (15,951)     (18,776)     (19,396)
                                               -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................     229,050    1,010,225   (1,967,628)  (3,281,162)     (71,223)     410,804
                                               -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       5,999           --           --           --        1,999           --
                                               -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   5,487,379   (2,078,195)      89,716   (4,054,299)   3,806,057     (366,250)
NET ASSETS -- BEGINNING OF PERIOD.............  29,364,325   31,442,520   18,895,042   22,949,341   22,874,606   23,240,856
                                               -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $34,851,704  $29,364,325  $18,984,758  $18,895,042  $26,680,663  $22,874,606
                                               ===========  ===========  ===========  ===========  ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          80          103           40           37           46           51
 Redeemed.....................................         (76)         (91)         (56)         (66)         (47)         (48)
                                               -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................           4           12          (16)         (29)          (1)           3
                                               ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         FIDELITY(R) VIP
                                                     EQ/WELLS FARGO             FIDELITY(R) VIP           EQUITY-INCOME
                                                      OMEGA GROWTH*         CONTRAFUND(R) PORTFOLIO         PORTFOLIO
                                               --------------------------  -------------------------  --------------------
                                                   2012          2011          2012          2011        2012       2011
                                               ------------  ------------  ------------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (1,525,010) $ (1,158,374) $     85,658  $       195  $   38,831  $ 10,361
 Net realized gain (loss) on investments......   10,559,525     9,213,843     1,397,507      551,802     104,910     7,484
 Change in unrealized appreciation
   (depreciation) of investments..............    9,709,315   (15,708,514)   11,049,882   (3,552,175)      9,887   (20,496)
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (decrease) in net assets from
   operations.................................   18,743,830    (7,653,045)   12,533,047   (3,000,178)    153,628    (2,651)
                                               ------------  ------------  ------------  -----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   11,000,842    10,185,988    28,754,031   21,337,912   1,035,046   464,883
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   14,917,968    26,529,387    24,475,461   37,385,903      82,176    11,233
   Transfers for contract benefits and
    terminations..............................   (9,399,165)   (6,523,595)   (5,042,291)  (1,505,651)    (17,021)   (4,721)
   Contract maintenance charges...............      (59,028)      (51,974)      (75,329)     (28,218)     (2,883)   (1,161)
                                               ------------  ------------  ------------  -----------  ----------  --------

 Net increase (decrease) in net assets from
   contractowners transactions................   16,460,617    30,139,806    48,111,872   57,189,946   1,097,318   470,234
                                               ------------  ------------  ------------  -----------  ----------  --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --         4,000         (217)         90        --
                                               ------------  ------------  ------------  -----------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS.............   35,204,447    22,486,761    60,648,919   54,189,551   1,251,036   467,583
NET ASSETS -- BEGINNING OF PERIOD.............   96,343,363    73,856,602    71,089,190   16,899,639     659,888   192,305
                                               ------------  ------------  ------------  -----------  ----------  --------

NET ASSETS -- END OF PERIOD................... $131,547,810  $ 96,343,363  $131,738,109  $71,089,190  $1,910,924  $659,888
                                               ============  ============  ============  ===========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          401           503            --           --          --        --
 Redeemed.....................................         (264)         (234)           --           --          --        --
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (Decrease)......................          137           269            --           --          --        --
                                               ============  ============  ============  ===========  ==========  ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.......................................           --            --           551          559          12         5
 Redeemed.....................................           --            --          (145)         (56)         (1)       (1)
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (Decrease)......................           --            --           406          503          11         4
                                               ============  ============  ============  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                               FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                      PORTFOLIO           MID CAP VALUE FUND    DIVIDEND FUND (A)(D)
                                               ----------------------  -----------------------  -----------------------
                                                  2012        2011         2012        2011       2012         2011
                                               ----------  ----------  -----------  ----------   --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (40,312) $  (33,890) $     8,742  $    2,203  $  4,549     $   (711)
 Net realized gain (loss) on investments......    625,823      68,001      283,210     (30,733)    4,909        1,244
 Change in unrealized appreciation
   (depreciation) of investments..............     46,597    (474,238)     717,132     (84,427)   46,080        3,223
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (decrease) in net assets from
   operations.................................    632,108    (440,127)   1,009,084    (112,957)   55,538        3,756
                                               ----------  ----------  -----------  ----------   --------     --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  3,139,570   2,764,153    1,956,864   1,102,293   474,790       51,211
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (44,825)     83,114    4,377,840   2,542,017    55,707       88,715
   Transfers for contract benefits and
    terminations..............................   (119,293)    (40,856)    (254,616)    (33,710)     (897)      (4,527)
   Contract maintenance charges...............    (12,576)     (6,298)      (5,506)     (1,736)     (308)        (140)
                                               ----------  ----------  -----------  ----------   --------     --------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,962,876   2,800,113    6,074,582   3,608,864   529,292      135,259
                                               ----------  ----------  -----------  ----------   --------     --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         999          366         133        (7)           4
                                               ----------  ----------  -----------  ----------   --------     --------

INCREASE (DECREASE) IN NET ASSETS.............  3,594,984   2,360,985    7,084,032   3,496,040   584,823      139,019
NET ASSETS -- BEGINNING OF PERIOD.............  3,930,429   1,569,444    3,872,939     376,899   139,019           --
                                               ----------  ----------  -----------  ----------   --------     --------

NET ASSETS -- END OF PERIOD................... $7,525,413  $3,930,429  $10,956,971  $3,872,939  $723,842     $139,019
                                               ==========  ==========  ===========  ==========   ========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued.......................................         --          --           --          --         7        1,703
 Redeemed.....................................         --          --           --          --        (1)        (166)
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         --          --           --          --         6        1,537
                                               ==========  ==========  ===========  ==========   ========     ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.......................................         34          29           --          --        --           --
 Redeemed.....................................         (6)         (3)          --          --        --           --
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         28          26           --          --        --           --
                                               ==========  ==========  ===========  ==========   ========     ========
UNIT ACTIVITY SERVICE SHARES
 Issued.......................................         --          --          109          44        --           --
 Redeemed.....................................         --          --          (48)         (4)       --           --
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         --          --           61          40        --           --
                                               ==========  ==========  ===========  ==========   ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        INVESCO V.I.
                                                  INVESCO V.I. GLOBAL       INVESCO V.I. HIGH          INTERNATIONAL
                                                   REAL ESTATE FUND           YIELD FUND (E)            GROWTH FUND
                                               ------------------------  -----------------------  -----------------------
                                                   2012         2011         2012        2011         2012        2011
                                               -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (147,881) $   305,590  $   397,542  $  (10,736) $    35,486  $  (24,984)
 Net realized gain (loss) on investments......     148,463      (82,669)     280,971      (9,770)     (14,570)      2,638
 Change in unrealized appreciation
   (depreciation) of investments..............   4,461,501   (1,181,739)     275,451      23,496    1,727,011    (473,546)
                                               -----------  -----------  -----------  ----------  -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   4,462,083     (958,818)     953,964       2,990    1,747,927    (495,892)
                                               -----------  -----------  -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,680,508    3,039,903    3,287,676     735,429    4,336,655   3,505,169
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  10,571,632    7,115,173    6,155,761   2,012,185    5,396,176   4,199,814
   Transfers for contract benefits and
    terminations..............................  (1,473,678)    (782,570)    (459,156)    (33,464)    (410,410)    (60,638)
   Contract maintenance charges...............     (11,819)      (4,141)      (3,301)       (325)     (14,367)     (5,474)
                                               -----------  -----------  -----------  ----------  -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  13,766,643    9,368,365    8,980,980   2,713,825    9,308,054   7,638,871
                                               -----------  -----------  -----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --        1,900           73         503           57          --
                                               -----------  -----------  -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  18,228,726    8,411,447    9,935,017   2,717,318   11,056,038   7,142,979
NET ASSETS -- BEGINNING OF PERIOD.............  12,045,915    3,634,468    2,717,318          --    8,406,647   1,263,668
                                               -----------  -----------  -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD................... $30,274,641  $12,045,915  $12,652,335  $2,717,318  $19,462,685  $8,406,647
                                               ===========  ===========  ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued.......................................         182          120          140          52          118          89
 Redeemed.....................................         (63)         (35)         (53)        (24)         (22)        (12)
                                               -----------  -----------  -----------  ----------  -----------  ----------
 Net Increase (Decrease)......................         119           85           87          28           96          77
                                               ===========  ===========  ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                INVESCO V.I. MID CAP   INVESCO V.I. SMALL CAP          IVY FUNDS
                                                  CORE EQUITY FUND           EQUITY FUND              VIP ENERGY
                                               ----------------------  ----------------------  ------------------------
                                                  2012        2011        2012        2011         2012         2011
                                               ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (111,710) $  (56,467) $  (54,923) $  (38,320) $  (246,487) $  (155,398)
 Net realized gain (loss) on investments......     22,478      73,751      33,741    (137,187)  (1,399,861)    (113,451)
 Change in unrealized appreciation
   (depreciation) of investments..............    788,581    (595,835)    509,778    (191,054)   1,566,061   (1,874,179)
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................    699,349    (578,551)    488,596    (366,561)     (80,287)  (2,143,028)
                                               ----------  ----------  ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  1,621,303   1,909,299     824,644     880,888    4,330,568    4,092,720
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  1,074,583   4,132,286    (118,408)  2,614,736    2,742,353   10,942,591
   Transfers for contract benefits and
    terminations..............................   (640,132)   (382,395)   (297,470)   (166,175)  (1,380,879)    (524,613)
   Contract maintenance charges...............     (5,725)     (2,906)     (2,743)     (1,292)     (11,933)      (5,330)
                                               ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,050,029   5,656,284     406,023   3,328,157    5,680,109   14,505,368
                                               ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         999          --         470           --          384
                                               ----------  ----------  ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  2,749,378   5,078,732     894,619   2,962,066    5,599,822   12,362,724
NET ASSETS -- BEGINNING OF PERIOD.............  7,017,104   1,938,372   3,749,665     787,599   16,122,343    3,759,619
                                               ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $9,766,482  $7,017,104  $4,644,284  $3,749,665  $21,722,165  $16,122,343
                                               ==========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.......................................         --          --          --          --          123          201
 Redeemed.....................................         --          --          --          --          (71)         (87)
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         --          --          --          --           52          114
                                               ==========  ==========  ==========  ==========  ===========  ===========
UNIT ACTIVITY SERIES II
 Issued.......................................         39          65          18          67           --           --
 Redeemed.....................................        (21)        (14)        (16)        (39)          --           --
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         18          51           2          28           --           --
                                               ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  IVY FUNDS VIP HIGH      IVY FUNDS VIP MID CAP     IVY FUNDS VIP SMALL
                                                        INCOME                  GROWTH (E)              CAP GROWTH
                                               ------------------------  -----------------------  ----------------------
                                                   2012         2011         2012        2011        2012        2011
                                               -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ 2,591,540  $ 1,123,834  $  (216,769) $  (18,174) $  (56,615) $  (11,227)
 Net realized gain (loss) on investments......     225,052     (231,815)   1,529,474     (63,768)    199,026    (152,768)
 Change in unrealized appreciation
   (depreciation) of investments..............   5,955,479     (456,502)     151,104      67,311    (172,860)    (99,753)
                                               -----------  -----------  -----------  ----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   8,772,071      435,517    1,463,809     (14,631)    (30,449)   (263,748)
                                               -----------  -----------  -----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  14,953,394    7,852,447    4,946,843     804,009   1,139,167     805,338
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  35,243,259   20,930,471   16,260,377   5,060,132   1,774,045   1,980,788
   Transfers for contract benefits and
    terminations..............................  (3,891,371)  (1,545,945)    (947,975)    (56,733)   (107,620)    (31,888)
   Contract maintenance charges...............     (30,061)      (8,244)      (7,066)       (451)     (3,101)     (1,104)
                                               -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  46,275,221   27,228,729   20,252,179   5,806,957   2,802,491   2,753,134
                                               -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         457        2,430        4,404          --          --          --
                                               -----------  -----------  -----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  55,047,749   27,666,676   21,720,392   5,792,326   2,772,042   2,489,386
NET ASSETS -- BEGINNING OF PERIOD.............  33,348,380    5,681,704    5,792,326          --   2,757,057     267,671
                                               -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $88,396,129  $33,348,380  $27,512,718  $5,792,326  $5,529,099  $2,757,057
                                               ===========  ===========  ===========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.......................................         498          353          259          71          50          45
 Redeemed.....................................        (116)        (105)         (50)         (7)        (22)        (15)
                                               -----------  -----------  -----------  ----------  ----------  ----------
 Net Increase (Decrease)......................         382          248          209          64          28          30
                                               ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                   LAZARD RETIREMENT
                                                   EMERGING MARKETS        MFS(R) INTERNATIONAL       MFS(R) INVESTORS
                                                   EQUITY PORTFOLIO           VALUE PORTFOLIO        GROWTH STOCK SERIES
                                               ------------------------  ------------------------  ----------------------
                                                   2012         2011         2012         2011        2012        2011
                                               -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   495,355  $   551,329  $   105,917  $     8,786  $  (44,473) $  (10,590)
 Net realized gain (loss) on investments......    (329,161)    (756,474)     171,021      125,112     339,525      16,973
 Change in unrealized appreciation
   (depreciation) of investments..............  11,761,140   (7,559,136)   5,864,928   (1,156,303)    236,991     (27,650)
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................  11,927,334   (7,764,281)   6,141,866   (1,022,405)    532,043     (21,267)
                                               -----------  -----------  -----------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  17,206,069   13,915,336   12,148,835    7,025,890   1,322,332     972,849
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  20,577,756   24,946,858   15,897,187   18,684,625   1,297,442   1,343,249
   Transfers for contract benefits and
    terminations..............................  (3,946,053)  (1,526,257)  (2,154,893)    (932,803)   (280,946)    (56,538)
   Contract maintenance charges...............     (51,141)     (18,599)     (35,266)     (13,023)     (3,176)       (822)
                                               -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  33,786,631   37,317,338   25,855,863   24,764,689   2,335,652   2,258,738
                                               -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --          168        4,040        2,000          --         489
                                               -----------  -----------  -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  45,713,965   29,553,225   32,001,769   23,744,284   2,867,695   2,237,960
NET ASSETS -- BEGINNING OF PERIOD.............  45,950,969   16,397,744   29,846,371    6,102,087   2,551,681     313,721
                                               -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $91,664,934  $45,950,969  $61,848,140  $29,846,371  $5,419,376  $2,551,681
                                               ===========  ===========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................          --           --          313          289          28          25
 Redeemed.....................................          --           --          (87)         (63)        (10)         (6)
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)......................          --           --          226          226          18          19
                                               ===========  ===========  ===========  ===========  ==========  ==========
UNIT ACTIVITY SERVICE SHARES
 Issued.......................................         491          474           --           --          --          --
 Redeemed.....................................        (163)        (119)          --           --          --          --
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)......................         328          355           --           --          --          --
                                               ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  MFS(R) INVESTORS        MFS(R) TECHNOLOGY         MFS(R) UTILITIES
                                                    TRUST SERIES              PORTFOLIO                  SERIES
                                               ----------------------  -----------------------  ------------------------
                                                  2012        2011         2012        2011         2012         2011
                                               ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (22,130) $  (11,799) $  (195,871) $  (76,111) $ 1,767,985  $   191,961
 Net realized gain (loss) on investments......    111,930      56,840      669,975      46,128      255,076       88,981
 Change in unrealized appreciation
   (depreciation) of investments..............    609,816    (180,498)     821,345    (189,026)   1,559,970       17,015
                                               ----------  ----------  -----------  ----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................    699,616    (135,457)   1,295,449    (219,009)   3,583,031      297,957
                                               ----------  ----------  -----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    913,000   1,262,778    3,150,132   1,817,533    7,328,209    3,211,562
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  1,425,684     651,437    5,332,127   6,707,120   11,757,394   15,248,077
   Transfers for contract benefits and
    terminations..............................   (189,917)   (135,925)    (865,131)   (652,846)  (1,691,164)    (482,570)
   Contract maintenance charges...............     (4,334)     (2,854)      (7,491)     (2,215)     (13,172)      (2,906)
                                               ----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,144,433   1,775,436    7,609,637   7,869,592   17,381,267   17,974,163
                                               ----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         66          33        1,521         498          (42)         541
                                               ----------  ----------  -----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  2,844,115   1,640,012    8,906,607   7,651,081   20,964,256   18,272,661
NET ASSETS -- BEGINNING OF PERIOD.............  3,388,026   1,748,014    9,624,505   1,973,424   20,340,479    2,067,818
                                               ----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $6,232,141  $3,388,026  $18,531,112  $9,624,505  $41,304,735  $20,340,479
                                               ==========  ==========  ===========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................         28          25          119         127          230          195
 Redeemed.....................................        (10)         (9)         (62)        (63)         (89)         (39)
                                               ----------  ----------  -----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         18          16           57          64          141          156
                                               ==========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       MULTIMANAGER                MULTIMANAGER
                                                    AGGRESSIVE EQUITY*              CORE BOND*
                                               ---------------------------  --------------------------
                                                   2012           2011          2012          2011
                                               ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (3,488,394) $  (5,433,835) $  1,101,870  $  1,495,640
 Net realized gain (loss) on investments......   (2,301,002)    (5,894,524)    7,591,554     5,649,207
 Change in unrealized appreciation
   (depreciation) of investments..............   73,343,611    (27,891,336)   (3,432,859)   (2,212,270)
                                               ------------  -------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   67,554,215    (39,219,695)    5,260,565     4,932,577
                                               ------------  -------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   15,027,084     18,244,271    15,443,303    10,802,336
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (26,975,309)   (30,747,145)   18,899,386     4,829,382
   Transfers for contract benefits and
    terminations..............................  (49,018,163)   (54,652,161)  (13,926,209)  (12,171,924)
   Contract maintenance charges...............     (542,767)      (589,041)      (88,650)      (78,067)
   Adjustments to net assets allocated to
    contracts in payout period................        6,062        218,103            --            --
                                               ------------  -------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (61,503,093)   (67,525,973)   20,327,830     3,381,727
                                               ------------  -------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....     (190,369)      (672,541)           --            --
                                               ------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    5,860,753   (107,418,209)   25,588,395     8,314,304
NET ASSETS -- BEGINNING OF PERIOD.............  519,431,468    626,849,677   120,054,754   111,740,450
                                               ------------  -------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $525,292,221  $ 519,431,468  $145,643,149  $120,054,754
                                               ============  =============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          453            545            --            --
 Redeemed.....................................       (1,144)        (1,305)           --            --
                                               ------------  -------------  ------------  ------------
 Net Increase (Decrease)......................         (691)          (760)           --            --
                                               ============  =============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................           21             31           354           285
 Redeemed.....................................          (56)           (95)         (213)         (259)
                                               ------------  -------------  ------------  ------------
 Net Increase (Decrease)......................          (35)           (64)          141            26
                                               ============  =============  ============  ============

                                                      MULTIMANAGER
                                                 INTERNATIONAL EQUITY*
                                               -------------------------
                                                   2012         2011
                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    64,940  $    207,024
 Net realized gain (loss) on investments......  (2,270,141)   (7,959,375)
 Change in unrealized appreciation
   (depreciation) of investments..............  10,243,045    (4,778,334)
                                               -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   8,037,844   (12,530,685)
                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   3,838,556     4,965,641
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (4,098,841)   (6,022,363)
   Transfers for contract benefits and
    terminations..............................  (5,210,469)   (6,951,591)
   Contract maintenance charges...............     (48,845)      (57,920)
   Adjustments to net assets allocated to
    contracts in payout period................          --            --
                                               -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (5,519,599)   (8,066,233)
                                               -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --            --
                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   2,518,245   (20,596,918)
NET ASSETS -- BEGINNING OF PERIOD.............  52,490,389    73,087,307
                                               -----------  ------------

NET ASSETS -- END OF PERIOD................... $55,008,634  $ 52,490,389
                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --            --
 Redeemed.....................................          --            --
                                               -----------  ------------
 Net Increase (Decrease)......................          --            --
                                               ===========  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          57            79
 Redeemed.....................................        (104)         (142)
                                               -----------  ------------
 Net Increase (Decrease)......................         (47)          (63)
                                               ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  MULTIMANAGER LARGE         MULTIMANAGER LARGE        MULTIMANAGER MID CAP
                                                   CAP CORE EQUITY*              CAP VALUE*                  GROWTH*
                                               ------------------------  -------------------------  -------------------------
                                                   2012         2011         2012         2011          2012         2011
                                               -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (91,234) $  (142,193) $   (41,683) $   (148,699) $  (835,072) $   (933,646)
 Net realized gain (loss) on investments......    (152,461)    (979,653)     (60,633)   (2,218,231)   1,271,611      (535,570)
 Change in unrealized appreciation
   (depreciation) of investments..............   1,812,989      (84,016)   6,509,135    (1,068,708)   7,954,264    (4,684,186)
                                               -----------  -----------  -----------  ------------  -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   1,569,294   (1,205,862)   6,406,819    (3,435,638)   8,390,803    (6,153,402)
                                               -----------  -----------  -----------  ------------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     584,393      794,421    3,163,236     4,511,534    3,471,945     4,096,192
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,146,630)    (645,992)  (4,477,644)   (5,206,177)  (5,200,480)   (5,636,353)
   Transfers for contract benefits and
    terminations..............................  (1,362,693)  (1,344,031)  (4,438,056)   (5,823,846)  (5,422,645)   (6,591,885)
   Contract maintenance charges...............     (11,129)     (12,268)     (48,149)      (50,128)     (56,436)      (61,988)
                                               -----------  -----------  -----------  ------------  -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (1,936,059)  (1,207,870)  (5,800,613)   (6,568,617)  (7,207,616)   (8,194,034)
                                               -----------  -----------  -----------  ------------  -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --        1,999            --           --            --
                                               -----------  -----------  -----------  ------------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (366,765)  (2,413,732)     608,205   (10,004,255)   1,183,187   (14,347,436)
NET ASSETS -- BEGINNING OF PERIOD.............  12,616,881   15,030,613   47,456,648    57,460,903   61,827,874    76,175,310
                                               -----------  -----------  -----------  ------------  -----------  ------------

NET ASSETS -- END OF PERIOD................... $12,250,116  $12,616,881  $48,064,853  $ 47,456,648  $63,011,061  $ 61,827,874
                                               ===========  ===========  ===========  ============  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          11           28           37            58           51            91
 Redeemed.....................................         (28)         (40)         (83)         (112)        (113)         (160)
                                               -----------  -----------  -----------  ------------  -----------  ------------
 Net Increase (Decrease)......................         (17)         (12)         (46)          (54)         (62)          (69)
                                               ===========  ===========  ===========  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  MULTIMANAGER MID CAP        MULTIMANAGER MULTI-         MULTIMANAGER SMALL
                                                         VALUE*                  SECTOR BOND*                CAP GROWTH*
                                               -------------------------  --------------------------  -------------------------
                                                   2012         2011          2012          2011          2012         2011
                                               -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (528,289) $   (861,445) $  1,211,251  $  3,258,963  $  (524,360) $   (606,671)
 Net realized gain (loss) on investments......   3,430,720       828,915    (3,857,061)   (7,293,340)   3,444,844       867,034
 Change in unrealized appreciation
   (depreciation) of investments..............   4,337,914    (9,970,029)    7,321,493     8,758,653      876,022    (8,288,175)
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   7,240,345   (10,002,559)    4,675,683     4,724,276    3,796,506    (8,027,812)
                                               -----------  ------------  ------------  ------------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   3,096,134     3,995,264     9,626,149     8,840,575    3,035,407     3,761,144
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (5,120,682)   (4,467,572)      156,127    (2,855,040)  (3,894,095)   (5,773,072)
   Transfers for contract benefits and
    terminations..............................  (5,369,795)   (6,483,753)  (13,422,265)  (14,246,903)  (3,458,287)   (3,612,351)
   Contract maintenance charges...............     (42,628)      (48,281)     (116,997)     (120,600)     (40,902)      (47,911)
   Adjustments to net assets allocated to
    contracts in payout period................          --            --         7,069           (51)          --            --
                                               -----------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (7,436,971)   (7,004,342)   (3,749,917)   (8,382,019)  (4,357,877)   (5,672,190)
                                               -----------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --            --        (7,069)           54     (162,859)           --
                                               -----------  ------------  ------------  ------------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (196,626)  (17,006,901)      918,697    (3,657,689)    (724,230)  (13,700,002)
NET ASSETS -- BEGINNING OF PERIOD.............  57,129,925    74,136,826   118,971,275   122,628,964   39,329,341    53,029,343
                                               -----------  ------------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF PERIOD................... $56,933,299  $ 57,129,925  $119,889,972  $118,971,275  $38,605,111  $ 39,329,341
                                               ===========  ============  ============  ============  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --            --            87            93           --            --
 Redeemed.....................................          --            --          (113)         (133)          --            --
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (Decrease)......................          --            --           (26)          (40)          --            --
                                               ===========  ============  ============  ============  ===========  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          49            83            81           101           47            83
 Redeemed.....................................        (103)         (130)          (70)         (117)         (85)         (128)
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (Decrease)......................         (54)          (47)           11           (16)         (38)          (45)
                                               ===========  ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 MULTIMANAGER SMALL CAP           MULTIMANAGER          OPPENHEIMER MAIN
                                                         VALUE*                    TECHNOLOGY*          STREET FUND(R)/VA
                                               --------------------------  --------------------------  ------------------
                                                   2012          2011          2012          2011        2012      2011
                                               ------------  ------------  ------------  ------------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (771,691) $ (1,499,920) $ (1,517,878) $ (1,568,439) $ (1,555) $   (839)
 Net realized gain (loss) on investments......     (486,313)   (6,985,670)   11,109,883    15,655,902     5,114     1,411
 Change in unrealized appreciation
   (depreciation) of investments..............   17,044,669    (3,750,544)    3,284,283   (20,998,243)   36,010        76
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (decrease) in net assets from
   operations.................................   15,786,665   (12,236,134)   12,876,288    (6,910,780)   39,569       648
                                               ------------  ------------  ------------  ------------  --------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    7,220,365     8,813,250     7,079,708     8,186,452   286,306   136,585
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (9,164,967)  (12,911,704)   (4,585,464)   (9,959,354)   12,797      (690)
   Transfers for contract benefits and
    terminations..............................   (9,075,254)  (10,581,620)   (9,689,190)   (9,474,797)   (4,587)   (1,597)
   Contract maintenance charges...............     (114,594)     (129,776)      (97,762)     (104,264)     (718)     (258)
                                               ------------  ------------  ------------  ------------  --------  --------

 Net increase (decrease) in net assets from
   contractowners transactions................  (11,134,450)  (14,809,850)   (7,292,708)  (11,351,963)  293,798   134,040
                                               ------------  ------------  ------------  ------------  --------  --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --         2,001            --        --       493
                                               ------------  ------------  ------------  ------------  --------  --------

INCREASE (DECREASE) IN NET ASSETS.............    4,652,215   (27,045,984)    5,585,581   (18,262,743)  333,367   135,181
NET ASSETS -- BEGINNING OF PERIOD.............  107,589,108   134,635,092   108,129,073   126,391,816   187,617    52,436
                                               ------------  ------------  ------------  ------------  --------  --------

NET ASSETS -- END OF PERIOD................... $112,241,323  $107,589,108  $113,714,654  $108,129,073  $520,984  $187,617
                                               ============  ============  ============  ============  ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................           58           101           264           299        --        --
 Redeemed.....................................         (125)         (188)         (323)         (396)       --        --
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (Decrease)......................          (67)          (87)          (59)          (97)       --        --
                                               ============  ============  ============  ============  ========  ========
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................           --            --            --            --         2         2
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (Decrease)......................           --            --            --            --         2         2
                                               ============  ============  ============  ============  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                   PIMCO VARIABLE
                                                   INSURANCE TRUST
                                               COMMODITYREALRETURN(R)         TARGET 2015               TARGET 2025
                                                 STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                                               ----------------------  ------------------------  ------------------------
                                                  2012        2011         2012         2011         2012         2011
                                               ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   37,362  $  173,497  $    15,078  $    61,859  $    56,750  $    54,386
 Net realized gain (loss) on investments......     27,914       7,547      898,736    1,385,535    1,728,800      566,951
 Change in unrealized appreciation
   (depreciation) of investments..............     12,335    (374,355)   1,054,067   (2,371,761)   1,647,156   (2,192,171)
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................     77,611    (193,311)   1,967,881     (924,367)   3,432,706   (1,570,834)
                                               ----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  1,695,187   1,393,746    2,344,836    3,147,529    4,920,997    5,726,176
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (26,366)    181,700   (1,205,162)     (16,336)     315,095     (770,150)
   Transfers for contract benefits and
    terminations..............................    (36,168)    (15,767)  (2,090,067)  (1,477,091)  (2,668,020)  (1,545,675)
   Contract maintenance charges...............     (3,507)     (1,290)     (16,259)     (15,892)     (40,610)     (39,114)
                                               ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  1,629,146   1,558,389     (966,652)   1,638,210    2,527,462    3,371,237
                                               ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --          (1)          --           --           --        5,000
                                               ----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  1,706,757   1,365,077    1,001,229      713,843    5,960,168    1,805,403
NET ASSETS -- BEGINNING OF PERIOD.............  1,926,354     561,277   21,218,373   20,504,530   28,990,745   27,185,342
                                               ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $3,633,111  $1,926,354  $22,219,602  $21,218,373  $34,950,913  $28,990,745
                                               ==========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.......................................         18          14           --           --           --           --
 Redeemed.....................................         (3)         (2)          --           --           --           --
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         15          12           --           --           --           --
                                               ==========  ==========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................         --          --           41           71           80           89
 Redeemed.....................................         --          --          (50)         (56)         (53)         (55)
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         --          --           (9)          15           27           34
                                               ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      TARGET 2035               TARGET 2045            TEMPLETON GLOBAL
                                                      ALLOCATION*               ALLOCATION*          BOND SECURITIES FUND
                                               ------------------------  ------------------------  -----------------------
                                                   2012         2011         2012         2011         2012        2011
                                               -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    63,625  $    39,864  $    59,276  $    11,253  $   518,045  $  178,398
 Net realized gain (loss) on investments......   1,500,212      141,811      981,395      556,773      (13,911)     44,616
 Change in unrealized appreciation
   (depreciation) of investments..............   1,657,887   (1,629,309)   1,392,928   (1,738,780)     845,379    (432,475)
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   3,221,724   (1,447,634)   2,433,599   (1,170,754)   1,349,513    (209,461)
                                               -----------  -----------  -----------  -----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   5,128,691    5,424,107    4,180,394    4,303,496    6,693,387   4,372,755
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................     138,295     (378,722)     181,920     (230,129)   1,136,396     452,304
   Transfers for contract benefits and
    terminations..............................  (1,477,997)  (1,168,672)  (1,063,167)  (1,043,129)    (119,874)    (41,315)
   Contract maintenance charges...............     (63,261)     (60,106)     (58,470)     (54,476)     (15,445)     (6,546)
                                               -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................   3,725,728    3,816,607    3,240,677    2,975,762    7,694,464   4,777,198
                                               -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --           --           --           --         500
                                               -----------  -----------  -----------  -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............   6,947,452    2,368,973    5,674,276    1,805,008    9,043,977   4,568,237
NET ASSETS -- BEGINNING OF PERIOD.............  23,889,538   21,520,565   16,081,826   14,276,818    6,602,887   2,034,650
                                               -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF PERIOD................... $30,836,990  $23,889,538  $21,756,102  $16,081,826  $15,646,864  $6,602,887
                                               ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          73           73           58           59           --          --
 Redeemed.....................................         (36)         (34)         (24)         (27)          --          --
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)......................          37           39           34           32           --          --
                                               ===========  ===========  ===========  ===========  ===========  ==========
UNIT ACTIVITY CLASS 2
 Issued.......................................          --           --           --           --           78          51
 Redeemed.....................................          --           --           --           --           (8)         (5)
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)......................          --           --           --           --           70          46
                                               ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  VAN ECK VIP GLOBAL
                                                 HARD ASSETS FUND (E)
                                               -----------------------
                                                   2012        2011
                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (56,335) $  (26,188)
 Net realized gain (loss) on investments......      42,514    (164,006)
 Change in unrealized appreciation
   (depreciation) of investments..............      84,178    (464,005)
                                               -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................      70,357    (654,199)
                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,788,671   1,146,487
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   5,561,675   5,888,245
   Transfers for contract benefits and
    terminations..............................    (818,326)    (65,624)
   Contract maintenance charges...............      (5,375)       (772)
                                               -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................   7,526,645   6,968,336
                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............   7,597,002   6,314,137
NET ASSETS -- BEGINNING OF PERIOD.............   6,314,137          --
                                               -----------  ----------

NET ASSETS -- END OF PERIOD................... $13,911,139  $6,314,137
                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued.......................................         138          94
 Redeemed.....................................         (50)        (18)
                                               -----------  ----------
 Net Increase (Decrease)......................          88          76
                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(b)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(c)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(d)Units were made available on May 2, 2011.
(e)Units were made available on May 20, 2011.
(f)Units were made available on June 8, 2012.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund/(1)/
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Growth-Alt 20/(2)/
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond/(3)/
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as Invesco V.I. Dividend Growth Fund.
  (2)Formerly known as All Asset Allocation.
  (3)Formerly known as EQ/Intermediate Government Bond Index.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                         PURCHASES     SALES
                                        ----------- -----------
All Asset Growth-Alt 20................ $17,072,040 $ 5,728,927
American Century VP Mid Cap Value Fund.   2,222,372     342,610
AXA Aggressive Allocation..............  88,827,282  69,731,789
AXA Balanced Strategy..................  18,459,405   3,744,885
AXA Conservative Allocation............  37,014,179  31,568,772

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                           PURCHASES      SALES
                                                          ------------ ------------
AXA Conservative Growth Strategy......................... $  4,921,527 $  1,532,723
AXA Conservative Strategy................................    1,997,875      773,669
AXA Conservative-Plus Allocation.........................   46,297,676   34,320,949
AXA Growth Strategy......................................      314,227      352,403
AXA Moderate Allocation..................................  152,490,524  196,534,710
AXA Moderate Growth Strategy.............................    2,944,173      398,745
AXA Moderate-Plus Allocation.............................  155,093,462  144,226,607
AXA Tactical Manager 400.................................    1,737,600    1,455,632
AXA Tactical Manager 500.................................    5,098,632    3,744,790
AXA Tactical Manager 2000................................    1,947,880    1,570,061
AXA Tactical Manager International.......................    1,991,851    1,220,438
EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio.    1,613,887      218,780
EQ/AllianceBernstein Small Cap Growth....................   55,998,649   67,838,323
EQ/AXA Franklin Small Cap Value Core.....................    4,318,114    5,156,640
EQ/BlackRock Basic Value Equity..........................   85,532,921   79,469,463
EQ/Boston Advisors Equity Income.........................   20,676,502   13,404,926
EQ/Calvert Socially Responsible..........................    4,598,398    4,995,949
EQ/Capital Guardian Research.............................   16,907,643   30,551,558
EQ/Common Stock Index....................................   65,532,826  277,855,145
EQ/Core Bond Index.......................................   24,593,978   28,533,490
EQ/Davis New York Venture................................    5,582,449    7,202,490
EQ/Equity 500 Index......................................  135,455,164  167,463,071
EQ/Equity Growth PLUS....................................   31,814,527   64,151,114
EQ/Franklin Core Balanced................................   14,035,187   17,635,651
EQ/Franklin Templeton Allocation.........................   10,287,220   10,878,753
EQ/GAMCO Mergers and Acquisitions........................    4,463,722    5,390,666
EQ/GAMCO Small Company Value.............................  117,418,231   79,251,913
EQ/Global Bond PLUS......................................   25,478,816   21,308,005
EQ/Global Multi-Sector Equity............................   57,805,242   83,553,284
EQ/Intermediate Government Bond..........................   11,954,033   20,694,618
EQ/International Core PLUS...............................   22,709,646   32,451,099
EQ/International Equity Index............................   54,699,755   85,925,824
EQ/International Value PLUS..............................   30,527,916   46,138,796
EQ/JPMorgan Value Opportunities..........................    8,927,139   13,014,951
EQ/Large Cap Core PLUS...................................    3,310,405    4,374,585
EQ/Large Cap Growth Index................................   23,763,376   26,677,785
EQ/Large Cap Growth PLUS.................................   20,271,686   43,993,552
EQ/Large Cap Value Index.................................    8,927,177    9,329,002
EQ/Large Cap Value PLUS..................................   60,340,385  135,317,206
EQ/Lord Abbett Large Cap Core............................    7,017,380   12,904,332
EQ/MFS International Growth..............................   23,108,682   17,823,665
EQ/Mid Cap Index.........................................   45,771,135   59,485,651
EQ/Mid Cap Value PLUS....................................   38,165,803   78,226,446
EQ/Money Market..........................................   78,382,880   88,779,723
EQ/Montag & Caldwell Growth..............................    7,716,119   10,505,546
EQ/Morgan Stanley Mid Cap Growth.........................   72,483,400   56,141,665
EQ/Mutual Large Cap Equity...............................    3,045,213    5,949,791
EQ/Oppenheimer Global....................................   17,506,544   14,832,742
EQ/PIMCO Ultra Short Bond................................   24,831,319   34,784,509
EQ/Quality Bond PLUS.....................................   15,033,006   29,735,468
EQ/Small Company Index...................................   43,364,820   41,234,064
EQ/T. Rowe Price Growth Stock............................   63,834,901   38,019,479
EQ/Templeton Global Equity...............................    7,199,529    6,942,399
EQ/UBS Growth & Income...................................    4,762,536    6,818,437

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
EQ/Van Kampen Comstock................................................... $ 5,366,237 $ 5,434,899
EQ/Wells Fargo Omega Growth..............................................  51,918,423  32,725,722
Fidelity(R) VIP Contrafund(R) Portfolio..................................  67,253,445  19,051,915
Fidelity(R) VIP Equity-Income Portfolio..................................   1,348,682     121,045
Fidelity(R) VIP Mid Cap Portfolio........................................   4,283,448     766,728
Goldman Sachs VIT Mid Cap Value Fund.....................................  10,725,528   4,641,705
Invesco V.I. Diversified Dividend Fund...................................     603,436      69,596
Invesco V.I. Global Real Estate Fund.....................................  21,246,655   7,627,893
Invesco V.I. High Yield Fund.............................................  14,944,453   5,565,931
Invesco V.I. International Growth Fund...................................  11,697,422   2,353,883
Invesco V.I. Mid Cap Core Equity Fund....................................   4,377,569   2,360,055
Invesco V.I. Small Cap Equity Fund.......................................   2,339,532   1,988,432
Ivy Funds VIP Energy.....................................................  13,733,437   8,299,815
Ivy Funds VIP High Income................................................  63,787,456  14,920,696
Ivy Funds VIP Mid Cap Growth.............................................  26,585,712   5,076,926
Ivy Funds VIP Small Cap Growth...........................................   4,777,799   1,932,190
Lazard Retirement Emerging Markets Equity Portfolio......................  52,839,385  17,544,787
MFS(R) International Value Portfolio.....................................  36,510,370  10,547,090
MFS(R) Investors Growth Stock Series.....................................   3,882,186   1,357,028
MFS(R) Investors Trust Series............................................   3,358,516   1,236,215
MFS(R) Technology Portfolio..............................................  15,691,358   8,277,089
MFS(R) Utilities Series..................................................  30,399,433  11,250,180
Multimanager Aggressive Equity...........................................  17,679,469  82,866,186
Multimanager Core Bond...................................................  60,711,337  32,712,878
Multimanager International Equity........................................   7,162,142  12,616,801
Multimanager Large Cap Core Equity.......................................   1,264,178   3,291,471
Multimanager Large Cap Value.............................................   5,166,383  11,006,680
Multimanager Mid Cap Growth..............................................   6,184,498  14,227,186
Multimanager Mid Cap Value...............................................   7,029,818  14,995,078
Multimanager Multi-Sector Bond...........................................  25,429,932  27,975,667
Multimanager Small Cap Growth............................................   5,459,100  10,339,336
Multimanager Small Cap Value.............................................  10,445,509  22,351,650
Multimanager Technology..................................................  32,749,097  41,557,682
Oppenheimer Main Street Fund(R)/VA.......................................     351,214      58,971
PIMCO Variable Insurance Trust Commodityrealreturn(R) Strategy Portfolio.   2,281,390     498,645
Target 2015 Allocation...................................................   4,936,246   5,462,476
Target 2025 Allocation...................................................   8,872,533   5,869,419
Target 2035 Allocation...................................................   8,159,828   3,915,504
Target 2045 Allocation...................................................   6,192,115   2,577,479
Templeton Global Bond Securities Fund....................................   9,193,759     965,052
Van Eck VIP Global Hard Assets Fund......................................  12,548,765   4,398,235

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions (Concluded)

   are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

6. Reorganizations

   In 2012, there were no reorganizations within the Variable Investment Options of the Account.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Diversified Dividend Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Diversified Dividend Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations (Concluded)


-------------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
-------------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
-------------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.40% All Funds..............................     0.40%            --          --     0.40%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)


   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                                    UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ------------------- ----------------- -------------- ---------
ALL ASSET GROWTH-ALT 20
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B (l)     $128.21            --                   --             --        11.43%
      Highest contract charge 1.45% Class B (l)    $124.20            --                   --             --        10.36%
      All contract charges                              --           309              $38,706           1.74%          --
2011  Lowest contract charge 0.50% Class B (l)     $115.06            --                   --             --        (3.97)%
      Highest contract charge 1.45% Class B (l)    $112.54            --                   --             --        (4.89)%
      All contract charges                              --           223              $25,298           1.97%          --
2010  Lowest contract charge 0.50% Class B (l)     $119.82            --                   --             --        14.41%
      Highest contract charge 1.45% Class B (l)    $118.33            --                   --             --        13.31%
      All contract charges                              --           101              $11,926           2.90%          --
2009  Lowest contract charge 0.50% Class B (l)     $104.73            --                   --             --         2.75%
      Highest contract charge 1.45% Class B (l)    $104.43            --                   --             --         2.47%
      All contract charges                              --            20              $ 2,043           4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Class II (n)    $121.35            --                   --             --        15.65%
      Highest contract charge 1.20% Class II (n)   $119.06            --                   --             --        14.83%
      All contract charges                              --            31              $ 3,763           2.00%          --
2011  Lowest contract charge 0.70% Class II (n)    $104.57            --                   --             --        (1.53)%
      Highest contract charge 1.20% Class II (n)   $103.68            --                   --             --        (2.03)%
      All contract charges                              --            16              $ 1,668           1.44%          --

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                                    UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ------------------- ----------------- -------------- ---------
AMERICAN CENTURY VP MID CAP VALUE (CONTINUED)
2010  Lowest contract charge 0.90% Class II (n)    $106.06             --                  --             --         6.01%
      Highest contract charge 1.20% Class II (n)   $105.83             --                  --             --         5.79%
      All contract charges                              --              4            $    472           2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B         $146.13             --                  --             --        13.60%
      Highest contract charge 1.45% Class B        $133.71             --                  --             --        12.51%
      All contract charges                              --          3,104            $418,515           0.89%          --
2011  Lowest contract charge 0.50% Class B         $128.63             --                  --             --        (7.96)%
      Highest contract charge 1.45% Class B        $118.84             --                  --             --        (8.84)%
      All contract charges                              --          2,983            $357,014           1.34%          --
2010  Lowest contract charge 0.50% Class B         $139.76             --                  --             --        12.51%
      Highest contract charge 1.45% Class B        $130.37             --                  --             --        11.44%
      All contract charges                              --          2,731            $357,010           1.71%          --
2009  Lowest contract charge 0.50% Class B         $124.22             --                  --             --        26.65%
      Highest contract charge 1.45% Class B        $116.99             --                  --             --        25.44%
      All contract charges                              --          2,255            $264,074           1.16%          --
2008  Lowest contract charge 0.50% Class B         $ 98.08             --                  --             --       (39.50)%
      Highest contract charge 1.45% Class B        $ 93.26             --                  --             --       (40.08)%
      All contract charges                              --          1,573            $146,691           1.79%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)     $116.35             --                  --             --         7.33%
      Highest contract charge 1.25% Class A (m)    $115.77             --                  --             --         7.17%
      All contract charges                              --              2            $    245           0.89%          --
2011  Lowest contract charge 1.10% Class A (m)     $108.40             --                  --             --        (3.22)%
      Highest contract charge 1.25% Class A (m)    $108.02             --                  --             --        (3.37)%
      All contract charges                              --              5            $    544           1.36%          --
2010  Lowest contract charge 1.10% Class A (m)     $112.01             --                  --             --         9.12%
      Highest contract charge 1.25% Class A (m)    $111.79             --                  --             --         8.96%
      All contract charges                              --              3            $    350           1.92%          --
2009  Lowest contract charge 1.10% Class A (m)     $102.65             --                  --             --         1.93%
      Highest contract charge 1.25% Class A (m)    $102.60             --                  --             --         1.89%
      All contract charges                              --              4            $    394           2.34%          --
AXA BALANCED STRATEGY
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B (v)     $103.82             --                  --             --         5.32%
      Highest contract charge 1.30% Class B (k)    $123.78             --                  --             --         7.12%
      All contract charges                              --            421            $ 51,523           0.89%          --
2011  Lowest contract charge 1.25% Class B (k)     $115.70             --                  --             --        (3.61)%
      Highest contract charge 1.30% Class B (k)    $115.55             --                  --             --        (3.66)%
      All contract charges                              --            290            $ 33,585           1.36%          --
2010  Lowest contract charge 1.25% Class B (k)     $120.03             --                  --             --         8.68%
      Highest contract charge 1.30% Class B (k)    $119.94             --                  --             --         8.62%
      All contract charges                              --            176            $ 21,202           1.92%          --
2009  Lowest contract charge 1.25% Class B (k)     $110.45             --                  --             --        12.64%
      Highest contract charge 1.30% Class B (k)    $110.42             --                  --             --        12.60%
      All contract charges                              --             51            $  5,642           2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B         $133.63             --                  --             --         4.06%
      Highest contract charge 1.45% Class B        $122.28             --                  --             --         3.06%
      All contract charges                              --          1,025            $124,090           0.85%          --

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $128.42             --                  --             --         1.39%
      Highest contract charge 1.45% Class B       $118.65             --                  --             --         0.42%
      All contract charges                             --            988            $116,023           1.76%          --
2010  Lowest contract charge 0.50% Class B        $126.66             --                  --             --         6.73%
      Highest contract charge 1.45% Class B       $118.15             --                  --             --         5.71%
      All contract charges                             --            878            $103,215           2.41%          --
2009  Lowest contract charge 0.50% Class B        $118.67             --                  --             --         9.27%
      Highest contract charge 1.45% Class B       $111.77             --                  --             --         8.24%
      All contract charges                             --            701            $ 78,154           2.54%          --
2008  Lowest contract charge 0.50% Class B        $108.60             --                  --             --       (11.46)%
      Highest contract charge 1.45% Class B       $103.26             --                  --             --       (12.31)%
      All contract charges                             --            539            $ 55,833           4.85%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B (v)    $103.19             --                  --             --         4.35%
      Highest contract charge 1.30% Class B (k)   $121.18             --                  --             --         5.81%
      All contract charges                             --             81            $  9,766           0.92%          --
2011  Lowest contract charge 1.25% Class B (k)    $114.67             --                  --             --        (2.62)%
      Highest contract charge 1.30% Class B (k)   $114.53             --                  --             --        (2.67)%
      All contract charges                             --             52            $  5,951           1.39%          --
2010  Lowest contract charge 1.25% Class B (k)    $117.76             --                  --             --         7.76%
      Highest contract charge 1.30% Class B (k)   $117.67             --                  --             --         7.74%
      All contract charges                             --             31            $  3,722           1.71%          --
2009  Lowest contract charge 1.25% Class B (k)    $109.28             --                  --             --        10.60%
      Highest contract charge 1.30% Class B (k)   $109.22             --                  --             --        10.58%
      All contract charges                             --             10            $  1,140           1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.90% to 1.30%*
2012  Lowest contract charge 0.90% Class B (v)    $101.61             --                  --             --         2.14%
      Highest contract charge 1.30% Class B (k)   $101.32             --                  --             --         3.13%
      All contract charges                             --             37            $  4,099           1.00%          --
2011  Lowest contract charge 1.25% Class B (k)    $111.12             --                  --             --        (0.54)%
      Highest contract charge 1.30% Class B (k)   $110.98             --                  --             --        (0.59)%
      All contract charges                             --             25            $  2,768           1.90%          --
2010  Lowest contract charge 1.25% Class B (k)    $111.72             --                  --             --         5.94%
      Highest contract charge 1.30% Class B (k)   $111.64             --                  --             --         5.89%
      All contract charges                             --             13            $  1,475           2.37%          --
2009  Lowest contract charge 1.25% Class B (k)    $105.46             --                  --             --         5.67%
      Highest contract charge 1.30% Class B (k)   $105.43             --                  --             --         5.64%
      All contract charges                             --              3            $    275           2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $136.50             --                  --             --         6.83%
      Highest contract charge 1.45% Class B       $124.91             --                  --             --         5.81%
      All contract charges                             --          1,444            $180,296           0.84%          --
2011  Lowest contract charge 0.50% Class B        $127.77             --                  --             --        (1.21)%
      Highest contract charge 1.45% Class B       $118.05             --                  --             --        (2.15)%
      All contract charges                             --          1,358            $160,091           1.58%          --
2010  Lowest contract charge 0.50% Class B        $129.33             --                  --             --         8.52%
      Highest contract charge 1.45% Class B       $120.64             --                  --             --         7.49%
      All contract charges                             --          1,244            $149,815           2.16%          --
2009  Lowest contract charge 0.50% Class B        $119.17             --                  --             --        13.85%
      Highest contract charge 1.45% Class B       $112.23             --                  --             --        12.76%
      All contract charges                             --          1,056            $118,182           2.15%          --

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $104.67             --                   --            --       (19.83)%
      Highest contract charge 1.45% Class B       $ 99.53             --                   --            --       (20.59)%
      All contract charges                             --            800           $   79,752          3.64%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)    $119.81             --                   --            --         9.99%
      Highest contract charge 1.25% Class A (m)   $119.21             --                   --            --         9.82%
      All contract charges                             --             11           $    1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A (m)    $108.93             --                   --            --        (5.21)%
      Highest contract charge 1.25% Class A (m)   $108.55             --                   --            --        (5.35)%
      All contract charges                             --             11           $    1,177          1.19%          --
2010  Lowest contract charge 1.10% Class A (m)    $114.92             --                   --            --        10.72%
      Highest contract charge 1.25% Class A (m)   $114.69             --                   --            --        10.56%
      All contract charges                             --             13           $    1,535          1.56%          --
2009  Lowest contract charge 1.10% Class A (m)    $103.79             --                   --            --         2.87%
      Highest contract charge 1.25% Class A (m)   $103.74             --                   --            --         2.84%
      All contract charges                             --             14           $    1,474          1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A        $111.06             --                   --            --         8.26%
      Highest contract charge 1.45% Class A       $139.83             --                   --            --         7.22%
      All contract charges                             --         16,009           $1,275,105          0.78%          --
2011  Lowest contract charge 0.50% Class A        $102.59             --                   --            --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                   --            --        (3.56)%
      All contract charges                             --         17,152           $1,263,112          1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                   --            --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                   --            --         8.59%
      All contract charges                             --         18,275           $1,387,456          2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                   --            --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                   --            --        15.60%
      All contract charges                             --         18,864           $1,310,255          1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                   --            --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                   --            --       (25.38)%
      All contract charges                             --         19,014           $1,142,587          3.70%          --
AXA MODERATE ALLOCATION
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)    $102.42             --                   --            --         2.26%
      Highest contract charge 1.30% Class B       $104.38             --                   --            --         7.40%
      All contract charges                             --          2,366           $  307,939          0.78%          --
2011  Lowest contract charge 0.50% Class B        $118.42             --                   --            --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                   --            --        (3.65)%
      All contract charges                             --          2,171           $  261,855          1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                   --            --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                   --            --         8.50%
      All contract charges                             --          1,923           $  240,775          2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                   --            --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                   --            --        15.51%
      All contract charges                             --          1,585           $  183,180          1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                   --            --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                   --            --       (25.44)%
      All contract charges                             --          1,338           $  136,760          3.70%          --

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B (v)    $104.44             --                  --             --         6.29%
      Highest contract charge 1.45% Class B (v)   $103.79             --                  --             --         5.70%
      All contract charges                             --             24            $  2,581           1.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $147.66             --                  --             --        10.96%
      Highest contract charge 1.45% Class B       $135.12             --                  --             --         9.91%
      All contract charges                             --          6,573            $890,720           0.81%          --
2011  Lowest contract charge 0.50% Class B        $133.07             --                  --             --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                  --             --        (6.34)%
      All contract charges                             --          6,568            $807,708           1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                  --             --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                  --             --         9.94%
      All contract charges                             --          6,277            $822,427           1.82%          --
2009  Lowest contract charge 0.50% Class B        $126.77             --                  --             --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --                  --             --        20.18%
      All contract charges                             --          5,622            $668,768           1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --                  --             --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --                  --             --       (32.77)%
      All contract charges                             --          4,565            $452,172           2.45%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.40% to 1.34%*
2012  Lowest contract charge 0.40% Class B (w)    $104.96             --                  --             --         4.46%
      Highest contract charge 1.34% Class B (n)   $124.57             --                  --             --        14.91%
      All contract charges                             --             28            $  3,273           0.23%          --
2011  Lowest contract charge 0.70% Class B (n)    $109.35             --                  --             --        (8.86)%
      Highest contract charge 1.34% Class B (n)   $108.41             --                  --             --        (9.45)%
      All contract charges                             --             25            $  2,592           0.05%          --
2010  Lowest contract charge 0.70% Class B (n)    $119.98             --                  --             --        14.37%
      Highest contract charge 1.34% Class B (n)   $119.72             --                  --             --        14.17%
      All contract charges                             --              8            $    954           0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $125.95             --                  --             --        14.01%
      Highest contract charge 1.34% Class B (n)   $124.07             --                  --             --        13.27%
      All contract charges                             --             47            $  5,612           0.66%          --
2011  Lowest contract charge 0.70% Class B (n)    $110.47             --                  --             --        (4.42)%
      Highest contract charge 1.34% Class B (n)   $109.53             --                  --             --        (5.03)%
      All contract charges                             --             35            $  3,721           0.64%          --
2010  Lowest contract charge 0.70% Class B (n)    $115.58             --                  --             --        10.26%
      Highest contract charge 1.34% Class B (n)   $115.33             --                  --             --        10.06%
      All contract charges                             --             10            $  1,215           0.69%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $126.30             --                  --             --        14.64%
      Highest contract charge 1.34% Class B (n)   $124.41             --                  --             --        13.90%
      All contract charges                             --             16            $  1,867           0.34%          --
2011  Lowest contract charge 0.70% Class B (n)    $110.17             --                  --             --       (11.18)%
      Highest contract charge 1.34% Class B (n)   $109.23             --                  --             --       (11.75)%
      All contract charges                             --             12            $  1,291           0.03%          --
2010  Lowest contract charge 0.70% Class B (n)    $124.04             --                  --             --        17.16%
      Highest contract charge 1.34% Class B (n)   $123.77             --                  --             --        16.95%
      All contract charges                             --              3            $    416           0.08%          --

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $107.84             --                  --             --        15.77%
      Highest contract charge 1.34% Class B (n)   $106.23             --                  --             --        15.03%
      All contract charges                             --             42            $  4,447           0.66%          --
2011  Lowest contract charge 0.70% Class B (n)    $ 93.15             --                  --             --       (16.64)%
      Highest contract charge 1.34% Class B (n)   $ 92.35             --                  --             --       (17.17)%
      All contract charges                             --             34            $  3,102           2.30%          --
2010  Lowest contract charge 0.70% Class B (n)    $111.74             --                  --             --         6.88%
      Highest contract charge 1.34% Class B (n)   $111.50             --                  --             --         6.68%
      All contract charges                             --              5            $    638           1.76%          --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (v)    $103.63             --                  --             --         6.00%
      Highest contract charge 1.34% Class B (v)   $103.20             --                  --             --         5.62%
      All contract charges                             --             13            $  1,420           0.72%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A        $136.80             --                  --             --        15.01%
      Highest contract charge 1.45% Class A       $168.20             --                  --             --        13.91%
      All contract charges                             --          1,112            $259,067           0.21%          --
2011  Lowest contract charge 0.50% Class A        $118.95             --                  --             --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --                  --             --        (1.84)%
      All contract charges                             --          1,220            $249,306           0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --                  --             --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --                  --             --        31.64%
      All contract charges                             --          1,331            $276,722           0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --                  --             --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --                  --             --        34.04%
      All contract charges                             --          1,403            $221,353           0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --                  --             --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --                  --             --       (45.32)%
      All contract charges                             --          1,444            $169,875           0.01%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B        $130.85             --                  --             --        15.00%
      Highest contract charge 1.30% Class B       $128.59             --                  --             --        14.10%
      All contract charges                             --            248            $ 42,946           0.21%          --
2011  Lowest contract charge 0.50% Class B        $113.78             --                  --             --        (1.14)%
      Highest contract charge 1.30% Class B       $112.70             --                  --             --        (1.92)%
      All contract charges                             --            255            $ 39,148           0.00%          --
2010  Lowest contract charge 0.50% Class B        $115.09             --                  --             --        32.58%
      Highest contract charge 1.30% Class B       $114.91             --                  --             --        31.54%
      All contract charges                             --            280            $ 44,323           0.05%          --
2009  Lowest contract charge 0.50% Class B        $ 86.81             --                  --             --        35.01%
      Highest contract charge 1.30% Class B       $ 87.36             --                  --             --        33.93%
      All contract charges                             --            301            $ 36,400           0.15%          --
2008  Lowest contract charge 0.50% Class B        $ 64.30             --                  --             --       (44.93)%
      Highest contract charge 1.30% Class B       $ 65.23             --                  --             --       (45.37)%
      All contract charges                             --            318            $ 29,108           0.01%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $107.84             --                  --             --        16.24%
      Highest contract charge 1.45% Class B       $101.50             --                  --             --        15.13%
      All contract charges                             --            148            $ 15,132           0.72%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 92.77             --                  --             --       (10.03)%
      Highest contract charge 1.45% Class B      $ 88.16             --                  --             --       (10.89)%
      All contract charges                            --            156            $ 13,851           0.14%          --
2010  Lowest contract charge 0.50% Class B       $103.11             --                  --             --        23.65%
      Highest contract charge 1.45% Class B      $ 98.93             --                  --             --        22.47%
      All contract charges                            --            156            $ 15,611           0.19%          --
2009  Lowest contract charge 0.50% Class B       $ 83.39             --                  --             --        27.59%
      Highest contract charge 1.45% Class B      $ 80.78             --                  --             --        26.36%
      All contract charges                            --            144            $ 11,627           1.05%          --
2008  Lowest contract charge 0.50% Class B       $ 65.36             --                  --             --       (33.74)%
      Highest contract charge 1.45% Class B      $ 63.93             --                  --             --       (34.37)%
      All contract charges                            --            118            $  7,589           1.02%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $157.69             --                  --             --        13.06%
      Highest contract charge 1.45% Class B      $174.05             --                  --             --        11.99%
      All contract charges                            --          2,239            $456,812           1.59%          --
2011  Lowest contract charge 0.50% Class B       $139.47             --                  --             --        (3.59)%
      Highest contract charge 1.45% Class B      $155.42             --                  --             --        (4.51)%
      All contract charges                            --          2,193            $402,728           1.27%          --
2010  Lowest contract charge 0.50% Class B       $144.66             --                  --             --        11.72%
      Highest contract charge 1.45% Class B      $162.76             --                  --             --        10.66%
      All contract charges                            --          2,041            $397,717           1.33%          --
2009  Lowest contract charge 0.50% Class B       $129.48             --                  --             --        29.64%
      Highest contract charge 1.45% Class B      $147.09             --                  --             --        28.40%
      All contract charges                            --          1,845            $328,742           2.77%          --
2008  Lowest contract charge 0.50% Class B       $ 99.88             --                  --             --       (36.88)%
      Highest contract charge 1.45% Class B      $114.56             --                  --             --       (37.48)%
      All contract charges                            --          1,678            $235,310           1.69%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $134.67             --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $124.45             --                  --             --        16.02%
      All contract charges                            --            564            $ 70,741           2.09%          --
2011  Lowest contract charge 0.50% Class B       $114.96             --                  --             --        (0.90)%
      Highest contract charge 1.45% Class B      $107.27             --                  --             --        (1.84)%
      All contract charges                            --            516            $ 55,550           1.86%          --
2010  Lowest contract charge 0.50% Class B       $116.00             --                  --             --        15.13%
      Highest contract charge 1.45% Class B      $109.28             --                  --             --        14.03%
      All contract charges                            --            528            $ 57,712           2.42%          --
2009  Lowest contract charge 0.50% Class B       $100.76             --                  --             --        10.99%
      Highest contract charge 1.45% Class B      $ 95.83             --                  --             --         9.92%
      All contract charges                            --            524            $ 50,322           2.62%          --
2008  Lowest contract charge 0.50% Class B       $ 90.78             --                  --             --       (32.64)%
      Highest contract charge 1.45% Class B      $ 87.18             --                  --             --       (33.28)%
      All contract charges                            --            487            $ 42,542           2.38%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.42             --                  --             --         1.04%
      Highest contract charge 1.45% Class B      $112.76             --                  --             --        15.05%
      All contract charges                            --            301            $ 26,789           1.00%          --
2011  Lowest contract charge 0.50% Class B       $ 75.24             --                  --             --        (0.24)%
      Highest contract charge 1.35% Class B      $ 76.58             --                  --             --        (1.07)%
      All contract charges                            --            304            $ 23,549           0.38%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $ 75.42             --                   --            --        11.96%
      Highest contract charge 1.45% Class B      $ 99.18             --                   --            --        10.89%
      All contract charges                            --            283           $   22,061          0.05%          --
2009  Lowest contract charge 0.50% Class B       $ 67.36             --                   --            --        30.24%
      Highest contract charge 1.45% Class B      $ 89.44             --                   --            --        28.99%
      All contract charges                            --            267           $   18,810          0.26%          --
2008  Lowest contract charge 0.50% Class B       $ 51.72             --                   --            --       (45.50)%
      Highest contract charge 1.45% Class B      $ 69.34             --                   --            --       (46.02)%
      All contract charges                            --            235           $   12,828          0.29%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B       $150.90             --                   --            --        16.59%
      Highest contract charge 1.45% Class B      $136.36             --                   --            --        15.71%
      All contract charges                            --          1,220              166,755          0.91%          --
2011  Lowest contract charge 0.70% Class B       $129.43             --                   --            --         3.27%
      Highest contract charge 1.45% Class B      $117.85             --                   --            --         2.50%
      All contract charges                            --          1,313           $  155,656          0.71%          --
2010  Lowest contract charge 0.50% Class B       $114.78             --                   --            --        15.22%
      Highest contract charge 1.45% Class B      $114.98             --                   --            --        14.12%
      All contract charges                            --          1,454           $  168,794          0.74%          --
2009  Lowest contract charge 0.50% Class B       $ 99.62             --                   --            --        30.80%
      Highest contract charge 1.45% Class B      $100.76             --                   --            --        29.56%
      All contract charges                            --          1,584           $  161,230          1.16%          --
2008  Lowest contract charge 0.50% Class B       $ 76.16             --                   --            --       (39.97)%
      Highest contract charge 1.45% Class B      $ 77.77             --                   --            --       (40.54)%
      All contract charges                            --          1,706           $  134,398          0.92%          --
EQ/COMMON STOCK INDEX (G)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $102.86             --                   --            --        15.02%
      Highest contract charge 1.45% Class A      $109.28             --                   --            --        13.92%
      All contract charges                            --          5,579           $1,869,594          1.54%          --
2011  Lowest contract charge 0.50% Class A       $ 89.43             --                   --            --         0.28%
      Highest contract charge 1.45% Class A      $ 95.93             --                   --            --        (0.68)%
      All contract charges                            --          6,234           $1,826,842          1.45%          --
2010  Lowest contract charge 0.50% Class A       $ 89.18             --                   --            --        15.58%
      Highest contract charge 1.49% Class A      $311.66             --                   --            --        14.67%
      All contract charges                            --          6,983           $2,055,925          1.50%          --
2009  Lowest contract charge 0.50% Class A       $ 77.16             --                   --            --        28.00%
      Highest contract charge 1.49% Class A      $271.80             --                   --            --        27.02%
      All contract charges                            --          7,732           $1,984,969          2.01%          --
2008  Lowest contract charge 0.50% Class A       $ 60.28             --                   --            --       (43.94)%
      Highest contract charge 1.49% Class A      $213.98             --                   --            --       (44.31)%
      All contract charges                            --          8,404           $1,696,532          1.74%          --
EQ/COMMON STOCK INDEX (G)
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $101.97             --                   --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68             --                   --            --        14.12%
      All contract charges                            --            895           $   93,945          1.54%          --
2011  Lowest contract charge 0.50% Class B       $ 86.56             --                   --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72             --                   --            --        (0.76)%
      All contract charges                            --            981           $   90,393          1.45%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53             --                   --            --        15.30%
      Highest contract charge 1.30% Class B      $ 85.37             --                   --            --        14.38%
      All contract charges                            --          1,085           $  100,911          1.50%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (G) (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $ 75.05             --                  --             --        27.68%
      Highest contract charge 1.30% Class B      $ 74.64             --                  --             --        26.68%
      All contract charges                            --          1,189            $ 96,715           2.01%          --
2008  Lowest contract charge 0.50% Class B       $ 58.78             --                  --             --       (44.08)%
      Highest contract charge 1.30% Class B      $ 58.92             --                  --             --       (44.52)%
      All contract charges                            --          1,286            $ 82,770           1.74%          --
EQ/CORE BOND INDEX (J)
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.06             --                  --             --         1.02%
      Highest contract charge 1.45% Class B      $116.57             --                  --             --         1.66%
      All contract charges                            --          1,022            $120,948           1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30             --                  --             --         4.28%
      Highest contract charge 1.45% Class B      $114.67             --                  --             --         3.29%
      All contract charges                            --          1,056            $122,833           1.85%          --
2010  Lowest contract charge 0.50% Class B       $121.12             --                  --             --         5.25%
      Highest contract charge 1.45% Class B      $111.02             --                  --             --         4.25%
      All contract charges                            --          1,128            $127,022           2.18%          --
2009  Lowest contract charge 0.50% Class B       $115.08             --                  --             --         2.18%
      Highest contract charge 1.45% Class B      $106.50             --                  --             --         1.20%
      All contract charges                            --          1,163            $125,579           2.75%          --
2008  Lowest contract charge 0.50% Class B       $112.63             --                  --             --        (9.40)%
      Highest contract charge 1.45% Class B      $105.24             --                  --             --       (10.26)%
      All contract charges                            --            993            $105,935           4.16%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $ 91.42             --                  --             --        11.37%
      Highest contract charge 1.45% Class B      $ 86.61             --                  --             --        10.29%
      All contract charges                            --            301            $ 26,650           0.86%          --
2011  Lowest contract charge 0.50% Class B       $ 82.09             --                  --             --        (5.13)%
      Highest contract charge 1.45% Class B      $ 78.53             --                  --             --        (6.03)%
      All contract charges                            --            322            $ 25,523           0.30%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53             --                  --             --        11.19%
      Highest contract charge 1.45% Class B      $ 83.57             --                  --             --        10.14%
      All contract charges                            --            332            $ 28,092           0.85%          --
2009  Lowest contract charge 0.50% Class B       $ 77.82             --                  --             --        32.01%
      Highest contract charge 1.45% Class B      $ 75.88             --                  --             --        30.76%
      All contract charges                            --            281            $ 21,535           1.99%          --
2008  Lowest contract charge 0.50% Class B       $ 58.95             --                  --             --       (39.51)%
      Highest contract charge 1.45% Class B      $ 58.03             --                  --             --       (40.09)%
      All contract charges                            --            187            $ 10,886           0.78%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $112.35             --                  --             --        14.65%
      Highest contract charge 1.45% Class A      $120.89             --                  --             --        13.57%
      All contract charges                            --          2,282            $715,915           1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99             --                  --             --         1.26%
      Highest contract charge 1.45% Class A      $106.45             --                  --             --         0.29%
      All contract charges                            --          2,408            $665,749           1.68%          --
2010  Lowest contract charge 0.50% Class A       $ 96.77             --                  --             --        14.09%
      Highest contract charge 1.45% Class A      $106.14             --                  --             --        13.00%
      All contract charges                            --          2,548            $703,946           1.65%          --
2009  Lowest contract charge 0.50% Class A       $ 84.82             --                  --             --        25.55%
      Highest contract charge 1.45% Class A      $ 93.93             --                  --             --        24.34%
      All contract charges                            --          2,660            $651,857           2.22%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/EQUITY 500 INDEX (CONTINUED)
2008  Lowest contract charge 0.50% Class A       $ 67.56             --                  --             --       (37.48)%
      Highest contract charge 1.45% Class A      $ 75.54             --                  --             --       (38.07)%
      All contract charges                            --          2,707            $534,905           1.87%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $101.23             --                  --             --         1.05%
      Highest contract charge 1.30% Class B      $105.59             --                  --             --        13.75%
      All contract charges                            --            986            $112,301           1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88             --                  --             --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83             --                  --             --         0.21%
      All contract charges                            --            937            $ 94,390           1.68%          --
2010  Lowest contract charge 0.50% Class B       $ 95.91             --                  --             --        13.80%
      Highest contract charge 1.30% Class B      $ 92.64             --                  --             --        12.91%
      All contract charges                            --            909              91,565           1.65%          --
2009  Lowest contract charge 0.50% Class B       $ 84.28             --                  --             --        25.25%
      Highest contract charge 1.30% Class B      $ 82.05             --                  --             --        24.24%
      All contract charges                            --            891            $ 79,695           2.22%          --
2008  Lowest contract charge 0.50% Class B       $ 67.29             --                  --             --       (37.64)%
      Highest contract charge 1.30% Class B      $ 66.04             --                  --             --       (38.13)%
      All contract charges                            --            852            $ 61,956           1.87%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $167.46             --                  --             --        13.67%
      Highest contract charge 1.45% Class B      $150.33             --                  --             --        12.58%
      All contract charges                            --          2,100            $320,204           0.61%          --
2011  Lowest contract charge 0.50% Class B       $147.32             --                  --             --        (6.66)%
      Highest contract charge 1.45% Class B      $133.53             --                  --             --        (7.55)%
      All contract charges                            --          2,304            $311,114           0.26%          --
2010  Lowest contract charge 0.50% Class B       $157.83             --                  --             --        14.68%
      Highest contract charge 1.45% Class B      $144.44             --                  --             --        13.59%
      All contract charges                            --          2,551            $371,771           0.29%          --
2009  Lowest contract charge 0.50% Class B       $137.63             --                  --             --        27.18%
      Highest contract charge 1.45% Class B      $127.16             --                  --             --        25.96%
      All contract charges                            --          2,765            $354,268           0.90%          --
2008  Lowest contract charge 0.50% Class B       $108.22             --                  --             --       (40.59)%
      Highest contract charge 1.45% Class B      $100.95             --                  --             --       (41.16)%
      All contract charges                            --          2,670            $271,576           0.99%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $102.12             --                  --             --         2.16%
      Highest contract charge 1.45% Class B      $107.49             --                  --             --         9.61%
      All contract charges                            --            669            $ 72,627           3.08%          --
2011  Lowest contract charge 0.50% Class B       $103.19             --                  --             --        (0.42)%
      Highest contract charge 1.45% Class B      $ 98.07             --                  --             --        (1.37)%
      All contract charges                            --            717            $ 70,812           3.23%          --
2010  Lowest contract charge 0.50% Class B       $103.63             --                  --             --        10.75%
      Highest contract charge 1.45% Class B      $ 99.43             --                  --             --         9.68%
      All contract charges                            --            785            $ 78,731           3.04%          --
2009  Lowest contract charge 0.50% Class B       $ 93.57             --                  --             --        29.87%
      Highest contract charge 1.45% Class B      $ 90.65             --                  --             --        28.64%
      All contract charges                            --            850            $ 77,384           5.79%          --
2008  Lowest contract charge 0.50% Class B       $ 72.05             --                  --             --       (32.14)%
      Highest contract charge 1.45% Class B      $ 70.47             --                  --             --       (32.79)%
      All contract charges                            --            845            $ 59,776           6.17%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Class B       $ 91.54             --                  --             --        14.14%
      Highest contract charge 1.34% Class B      $ 87.28             --                  --             --        13.19%
      All contract charges                            --            589            $ 51,679           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 80.20             --                  --             --        (4.92)%
      Highest contract charge 1.34% Class B      $ 77.11             --                  --             --        (5.72)%
      All contract charges                            --            598            $ 46,424           1.83%          --
2010  Lowest contract charge 0.50% Class B       $ 84.35             --                  --             --         9.84%
      Highest contract charge 1.45% Class B      $ 81.46             --                  --             --         8.79%
      All contract charges                            --            593            $ 48,725           2.10%          --
2009  Lowest contract charge 0.50% Class B       $ 76.79             --                  --             --        27.81%
      Highest contract charge 1.45% Class B      $ 74.88             --                  --             --        26.59%
      All contract charges                            --            562            $ 42,403           2.59%          --
2008  Lowest contract charge 0.50% Class B       $ 60.08             --                  --             --       (37.20)%
      Highest contract charge 1.45% Class B      $ 59.15             --                  --             --       (37.80)%
      All contract charges                            --            501            $ 29,735           4.75%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $139.10             --                  --             --         4.72%
      Highest contract charge 1.45% Class B      $129.24             --                  --             --         3.72%
      All contract charges                            --            150            $ 19,467           0.00%          --
2011  Lowest contract charge 0.50% Class B       $132.83             --                  --             --         0.84%
      Highest contract charge 1.45% Class B      $124.60             --                  --             --        (0.12)%
      All contract charges                            --            159            $ 19,826           0.18%          --
2010  Lowest contract charge 0.50% Class B       $131.72             --                  --             --         9.08%
      Highest contract charge 1.45% Class B      $124.75             --                  --             --         8.04%
      All contract charges                            --            151            $ 18,664           0.00%          --
2009  Lowest contract charge 0.50% Class B       $120.76             --                  --             --        16.04%
      Highest contract charge 1.45% Class B      $115.47             --                  --             --        14.93%
      All contract charges                            --            120            $ 13,875             --           --
2008  Lowest contract charge 0.50% Class B       $104.07             --                  --             --       (14.25)%
      Highest contract charge 1.45% Class B      $100.47             --                  --             --       (15.07)%
      All contract charges                            --            115            $ 11,611           0.51%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $107.99             --                  --             --         7.26%
      Highest contract charge 1.45% Class B      $201.92             --                  --             --        16.14%
      All contract charges                            --          2,285            $456,724           1.31%          --
2011  Lowest contract charge 0.50% Class B       $186.34             --                  --             --        (3.97)%
      Highest contract charge 1.45% Class B      $173.86             --                  --             --        (4.89)%
      All contract charges                            --          2,138            $367,988           0.08%          --
2010  Lowest contract charge 0.50% Class B       $194.05             --                  --             --        31.98%
      Highest contract charge 1.45% Class B      $182.80             --                  --             --        30.72%
      All contract charges                            --          1,887            $341,922           0.39%          --
2009  Lowest contract charge 0.50% Class B       $147.03             --                  --             --        40.75%
      Highest contract charge 1.45% Class B      $139.84             --                  --             --        39.39%
      All contract charges                            --          1,474            $205,125           0.47%          --
2008  Lowest contract charge 0.50% Class B       $104.46             --                  --             --       (31.01)%
      Highest contract charge 1.45% Class B      $100.32             --                  --             --       (31.66)%
      All contract charges                            --          1,113            $111,588           0.62%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2012  Lowest contract charge 0.50% Class B       $133.27             --                  --             --         3.20%
      Highest contract charge 1.45% Class B      $124.33             --                  --             --         2.21%
      All contract charges                            --            684            $ 86,443           1.44%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2011  Lowest contract charge 0.50% Class B    $129.14             --                  --             --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --                  --             --         2.89%
      All contract charges                         --            678            $ 83,622           3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --                  --             --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --                  --             --         4.76%
      All contract charges                         --            613            $ 73,535           2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --                  --             --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --                  --             --         0.49%
      All contract charges                         --            507            $ 57,768           0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --                  --             --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --                  --             --         4.94%
      All contract charges                         --            483            $ 54,607          19.47%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $244.94             --                  --             --        16.39%
      Highest contract charge 1.45% Class B   $253.40             --                  --             --        15.28%
      All contract charges                         --          2,004             382,122           1.42%          --
2011  Lowest contract charge 0.50% Class B    $210.44             --                  --             --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --                  --             --       (13.59)%
      All contract charges                         --          2,138            $354,891           1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --                  --             --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --                  --             --         9.84%
      All contract charges                         --          2,335            $448,383           1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --                  --             --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --                  --             --        47.89%
      All contract charges                         --          2,370            $413,743           1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --                  --             --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --                  --             --       (57.97)%
      All contract charges                         --          2,129            $253,220           0.14%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class A    $167.79             --                  --             --         0.27%
      Highest contract charge 1.45% Class A   $144.47             --                  --             --        (0.49)%
      All contract charges                         --            374            $ 64,905           0.24%          --
2011  Lowest contract charge 0.70% Class A    $167.34             --                  --             --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --                  --             --         4.03%
      All contract charges                         --            406            $ 71,034           0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --                  --             --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --                  --             --         2.96%
      All contract charges                         --            441            $ 74,135           1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --                  --             --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --                  --             --        (3.45)%
      All contract charges                         --            480            $ 78,061           1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --                  --             --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --                  --             --         2.35%
      All contract charges                         --            531            $ 89,495           3.33%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $149.03             --                  --             --         0.47%
      Highest contract charge 1.30% Class B   $111.19             --                  --             --        (0.32)%
      All contract charges                         --            161            $ 22,012           0.24%          --
2011  Lowest contract charge 0.90% Class B    $151.15             --                  --             --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --                  --             --         3.94%
      All contract charges                         --            176            $ 24,234           0.59%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $141.57             --                  --             --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --                  --             --         2.87%
      All contract charges                         --            177            $ 23,904           1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --                  --             --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --                  --             --        (3.52)%
      All contract charges                         --            189            $ 25,089           1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --                  --             --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --                  --             --         2.26%
      All contract charges                         --            220            $ 30,638           3.33%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $111.98             --                  --             --        15.73%
      Highest contract charge 1.45% Class B   $138.21             --                  --             --        14.62%
      All contract charges                         --          1,125            $127,018           1.47%          --
2011  Lowest contract charge 0.50% Class B    $ 96.76             --                  --             --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --                  --             --       (18.13)%
      All contract charges                         --          1,229            $119,909           2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --                  --             --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --                  --             --         7.64%
      All contract charges                         --          1,247            $148,586           1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --                  --             --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --                  --             --        33.37%
      All contract charges                         --          1,120            $124,727           3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --                  --             --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --                  --             --       (45.66)%
      All contract charges                         --            889            $ 75,314           1.61%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A    $ 78.26             --                  --             --        15.68%
      Highest contract charge 1.45% Class A   $ 97.62             --                  --             --        14.58%
      All contract charges                         --          2,926            $367,081           2.99%          --
2011  Lowest contract charge 0.50% Class A    $ 67.65             --                  --             --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --                  --             --       (13.26)%
      All contract charges                         --          3,187            $348,671           2.95%          --
2010  Lowest contract charge 0.50% Class A    $ 77.24             --                  --             --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --                  --             --         3.96%
      All contract charges                         --          3,485            $439,022           2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --                  --             --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --                  --             --        25.55%
      All contract charges                         --          3,794            $458,941           2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --                  --             --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --                  --             --       (51.31)%
      All contract charges                         --          3,962            $381,162           2.82%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $102.38             --                  --             --        15.68%
      Highest contract charge 1.30% Class B   $ 73.56             --                  --             --        14.78%
      All contract charges                         --            456            $ 42,914           2.99%          --
2011  Lowest contract charge 0.50% Class B    $ 88.50             --                  --             --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --                  --             --       (13.33)%
      All contract charges                         --            537            $ 44,371           2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --                  --             --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --                  --             --         3.86%
      All contract charges                         --            614              58,834           2.46%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $ 96.76             --                  --             --        26.47%
      Highest contract charge 1.30% Class B      $ 71.20             --                  --             --        25.46%
      All contract charges                            --            676            $ 62,696           2.69%          --
2008  Lowest contract charge 0.50% Class B       $ 76.51             --                  --             --       (50.97)%
      Highest contract charge 1.30% Class B      $ 56.75             --                  --             --       (51.35)%
      All contract charges                            --            744            $ 55,667           2.82%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $109.45             --                  --             --         9.20%
      Highest contract charge 1.45% Class B      $131.98             --                  --             --        15.76%
      All contract charges                            --          1,740            $211,658           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 94.32             --                  --             --       (16.58)%
      Highest contract charge 1.45% Class B      $114.01             --                  --             --       (17.38)%
      All contract charges                            --          1,878            $198,047           1.92%          --
2010  Lowest contract charge 0.50% Class B       $113.07             --                  --             --         5.54%
      Highest contract charge 1.45% Class B      $138.00             --                  --             --         4.54%
      All contract charges                            --          2,043            $260,491           0.77%          --
2009  Lowest contract charge 0.50% Class B       $107.14             --                  --             --        29.60%
      Highest contract charge 1.45% Class B      $132.01             --                  --             --        28.35%
      All contract charges                            --          2,074            $252,937           2.12%          --
2008  Lowest contract charge 0.50% Class B       $ 82.67             --                  --             --       (43.28)%
      Highest contract charge 1.45% Class B      $102.85             --                  --             --       (43.82)%
      All contract charges                            --          2,004            $190,748           2.24%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B       $125.53             --                  --             --        15.24%
      Highest contract charge 1.45% Class B      $111.30             --                  --             --        14.36%
      All contract charges                            --            334            $ 45,422           0.96%          --
2011  Lowest contract charge 0.70% Class B       $108.93             --                  --             --        (5.89)%
      Highest contract charge 1.45% Class B      $ 97.32             --                  --             --        (6.60)%
      All contract charges                            --            360            $ 43,245           1.04%          --
2010  Lowest contract charge 0.50% Class B       $116.66             --                  --             --        11.76%
      Highest contract charge 1.45% Class B      $104.20             --                  --             --        10.70%
      All contract charges                            --            384            $ 49,132           1.33%          --
2009  Lowest contract charge 0.50% Class B       $104.38             --                  --             --        31.64%
      Highest contract charge 1.45% Class B      $ 94.13             --                  --             --        30.39%
      All contract charges                            --            376            $ 43,960           1.50%          --
2008  Lowest contract charge 0.50% Class B       $ 79.29             --                  --             --       (40.07)%
      Highest contract charge 1.45% Class B      $ 72.19             --                  --             --       (40.65)%
      All contract charges                            --            380            $ 34,198           1.82%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $103.69             --                  --             --        14.41%
      Highest contract charge 1.45% Class B      $ 96.91             --                  --             --        13.32%
      All contract charges                            --            136            $ 13,441           1.09%          --
2011  Lowest contract charge 0.50% Class B       $ 90.63             --                  --             --        (4.71)%
      Highest contract charge 1.45% Class B      $ 85.52             --                  --             --        (5.63)%
      All contract charges                            --            157            $ 13,764           1.03%          --
2010  Lowest contract charge 0.50% Class B       $ 95.11             --                  --             --        13.61%
      Highest contract charge 1.45% Class B      $ 90.62             --                  --             --        12.53%
      All contract charges                            --            173            $ 16,084           1.05%          --
2009  Lowest contract charge 0.50% Class B       $ 83.72             --                  --             --        25.88%
      Highest contract charge 1.45% Class B      $ 80.53             --                  --             --        24.68%
      All contract charges                            --            163            $ 13,328           4.70%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $ 66.51             --                  --             --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --                  --             --       (38.32)%
      All contract charges                         --            150            $  9,852           0.37%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $ 86.48             --                  --             --        14.15%
      Highest contract charge 1.45% Class B   $ 84.50             --                  --             --        13.06%
      All contract charges                         --          1,516            $131,427           1.24%          --
2011  Lowest contract charge 0.50% Class B    $ 75.76             --                  --             --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --                  --             --         0.88%
      All contract charges                         --          1,553            $118,553           0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --                  --             --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --                  --             --        14.27%
      All contract charges                         --          1,628            $123,033           0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --                  --             --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --                  --             --        34.24%
      All contract charges                         --          1,755            $115,833           2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --                  --             --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --                  --             --       (37.20)%
      All contract charges                         --          1,741            $ 85,377           0.14%          --
EQ/LARGE CAP GROWTH PLUS (R)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $ 70.75             --                  --             --        13.16%
      Highest contract charge 1.45% Class B   $106.36             --                  --             --        12.09%
      All contract charges                         --          1,473            $230,620           0.57%          --
2011  Lowest contract charge 0.50% Class B    $ 62.52             --                  --             --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --                  --             --        (5.05)%
      All contract charges                         --          1,612            $225,271           0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --                  --             --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --                  --             --        12.80%
      All contract charges                         --          1,626            $240,110           0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --                  --             --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --                  --             --        32.89%
      All contract charges                         --          1,746            $229,113           1.30%          --
2008  Lowest contract charge 0.50% Class B    $ 42.68             --                  --             --       (38.55)%
      Highest contract charge 1.45% Class B   $ 66.67             --                  --             --       (39.13)%
      All contract charges                         --          1,840            $181,508           0.11%          --
EQ/LARGE CAP VALUE INDEX (S)
      Unit Value 0.70% to 1.45%
2012  Lowest contract charge 0.70% Class B    $ 70.06             --                  --             --        15.78%
      Highest contract charge 1.45% Class B   $ 66.32             --                  --             --        14.90%
      All contract charges                         --            603            $ 40,229           2.04%          --
2011  Lowest contract charge 0.70% Class B    $ 60.51             --                  --             --        (1.03)%
      Highest contract charge 1.45% Class B   $ 57.72             --                  --             --        (1.77)%
      All contract charges                         --            616            $ 35,596           1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 61.79             --                  --             --        14.04%
      Highest contract charge 1.45% Class B   $ 58.76             --                  --             --        12.97%
      All contract charges                         --            276            $ 16,209           1.51%          --
2009  Lowest contract charge 0.50% Class B    $ 54.18             --                  --             --        18.56%
      Highest contract charge 1.45% Class B   $ 52.01             --                  --             --        17.40%
      All contract charges                         --            268            $ 14,005          10.00%          --
2008  Lowest contract charge 0.50% Class B    $ 45.70             --                  --             --       (56.92)%
      Highest contract charge 1.45% Class B   $ 44.30             --                  --             --       (57.33)%
      All contract charges                         --            198            $  8,765           1.43%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $129.69             --                  --             --        15.28%
      Highest contract charge 1.45% Class A      $113.23             --                  --             --        14.18%
      All contract charges                            --          5,838            $627,943           1.55%          --
2011  Lowest contract charge 0.50% Class A       $112.50             --                  --             --        (5.28)%
      Highest contract charge 1.45% Class A      $ 99.17             --                  --             --        (6.18)%
      All contract charges                            --          6,453            $607,136           1.30%          --
2010  Lowest contract charge 0.50% Class A       $118.77             --                  --             --        12.34%
      Highest contract charge 1.45% Class A      $105.70             --                  --             --        11.26%
      All contract charges                            --          7,115            $712,720           1.35%          --
2009  Lowest contract charge 0.50% Class A       $105.72             --                  --             --        20.01%
      Highest contract charge 1.45% Class A      $ 95.00             --                  --             --        18.87%
      All contract charges                            --          7,826            $703,519           2.43%          --
2008  Lowest contract charge 0.50% Class A       $ 88.09             --                  --             --       (43.29)%
      Highest contract charge 1.45% Class A      $ 79.92             --                  --             --       (43.83)%
      All contract charges                            --          8,288            $607,794           3.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $103.13             --                  --             --         3.04%
      Highest contract charge 1.30% Class B      $ 77.76             --                  --             --        14.37%
      All contract charges                            --            729            $ 79,920           1.55%          --
2011  Lowest contract charge 0.50% Class B       $111.04             --                  --             --        (5.55)%
      Highest contract charge 1.30% Class B      $ 67.99             --                  --             --        (6.30)%
      All contract charges                            --            852            $ 81,786           1.30%          --
2010  Lowest contract charge 0.50% Class B       $117.56             --                  --             --        12.12%
      Highest contract charge 1.30% Class B      $ 72.56             --                  --             --        11.24%
      All contract charges                            --            994            $101,850           1.35%          --
2009  Lowest contract charge 0.50% Class B       $104.86             --                  --             --        19.84%
      Highest contract charge 1.30% Class B      $ 65.23             --                  --             --        18.88%
      All contract charges                            --          1,154            $106,366           2.43%          --
2008  Lowest contract charge 0.50% Class B       $ 87.50             --                  --             --       (43.61)%
      Highest contract charge 1.30% Class B      $ 54.87             --                  --             --       (44.06)%
      All contract charges                            --          1,368            $124,290           3.00%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $133.30             --                  --             --        14.79%
      Highest contract charge 1.45% Class B      $123.85             --                  --             --        13.70%
      All contract charges                            --            318            $ 39,251           1.11%          --
2011  Lowest contract charge 0.50% Class B       $116.13             --                  --             --        (8.97)%
      Highest contract charge 1.45% Class B      $108.93             --                  --             --        (9.84)%
      All contract charges                            --            367            $ 39,757           0.72%          --
2010  Lowest contract charge 0.50% Class B       $127.57             --                  --             --        13.40%
      Highest contract charge 1.45% Class B      $120.82             --                  --             --        12.32%
      All contract charges                            --            340            $ 40,755           0.44%          --
2009  Lowest contract charge 0.50% Class B       $112.50             --                  --             --        24.89%
      Highest contract charge 1.45% Class B      $107.57             --                  --             --        23.70%
      All contract charges                            --            227            $ 24,207           0.81%          --
2008  Lowest contract charge 0.50% Class B       $ 90.08             --                  --             --       (31.32)%
      Highest contract charge 1.45% Class B      $ 86.96             --                  --             --       (31.98)%
      All contract charges                            --            104            $  9,067           1.30%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $108.44             --                  --             --         8.57%
      Highest contract charge 1.45% Class B      $152.49             --                  --             --        17.95%
      All contract charges                            --            529            $ 80,371           1.02%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $137.81             --                  --             --       (11.16)%
      Highest contract charge 1.45% Class B      $129.28             --                  --             --       (12.01)%
      All contract charges                            --            490            $ 63,068           0.66%          --
2010  Lowest contract charge 0.50% Class B       $155.13             --                  --             --        14.37%
      Highest contract charge 1.45% Class B      $146.92             --                  --             --        14.87%
      All contract charges                            --            448            $ 65,388           0.99%          --
2009  Lowest contract charge 0.50% Class B       $135.64             --                  --             --        36.55%
      Highest contract charge 1.45% Class B      $127.90             --                  --             --        35.26%
      All contract charges                            --            353            $ 45,543           1.34%          --
2008  Lowest contract charge 0.50% Class B       $ 99.33             --                  --             --       (40.58)%
      Highest contract charge 1.45% Class B      $ 95.89             --                  --             --       (41.15)%
      All contract charges                            --            269            $ 25,877           0.98%          --
EQ/MID CAP INDEX
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $105.09             --                  --             --         4.58%
      Highest contract charge 1.45% Class B      $125.54             --                  --             --        15.38%
      All contract charges                            --          2,667            $336,215           0.99%          --
2011  Lowest contract charge 0.50% Class B       $124.17             --                  --             --        (2.89)%
      Highest contract charge 1.45% Class B      $108.81             --                  --             --        (3.82)%
      All contract charges                            --          2,759            $302,528           0.62%          --
2010  Lowest contract charge 0.50% Class B       $127.87             --                  --             --        25.12%
      Highest contract charge 1.45% Class B      $113.13             --                  --             --        23.93%
      All contract charges                            --          2,915            $331,992           0.76%          --
2009  Lowest contract charge 0.50% Class B       $102.20             --                  --             --        35.58%
      Highest contract charge 1.45% Class B      $ 91.29             --                  --             --        34.29%
      All contract charges                            --          2,983            $274,329           1.14%          --
2008  Lowest contract charge 0.50% Class B       $ 75.38             --                  --             --       (49.53)%
      Highest contract charge 1.45% Class B      $ 67.98             --                  --             --       (50.02)%
      All contract charges                            --          2,796            $192,207           0.92%          --
EQ/MID CAP VALUE PLUS (A)(B)(C)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $189.37             --                  --             --        18.03%
      Highest contract charge 1.45% Class B      $133.91             --                  --             --        16.90%
      All contract charges                            --          2,547            $426,205           1.21%          --
2011  Lowest contract charge 0.50% Class B       $160.44             --                  --             --        (9.88)%
      Highest contract charge 1.45% Class B      $114.55             --                  --             --       (10.74)%
      All contract charges                            --          2,799            $399,994           0.84%          --
2010  Lowest contract charge 0.50% Class B       $178.03             --                  --             --        21.85%
      Highest contract charge 1.45% Class B      $128.33             --                  --             --        20.69%
      All contract charges                            --          3,090            $493,736           1.01%          --
2009  Lowest contract charge 0.50% Class B       $146.11             --                  --             --        35.17%
      Highest contract charge 1.45% Class B      $106.33             --                  --             --        33.88%
      All contract charges                            --          3,356            $444,470           1.36%          --
2008  Lowest contract charge 0.50% Class B       $108.09             --                  --             --       (39.87)%
      Highest contract charge 1.45% Class B      $ 79.42             --                  --             --       (40.45)%
      All contract charges                            --          2,463            $244,404           1.43%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2012  Lowest contract charge 0.00% Class A       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.45% Class A      $115.36             --                  --             --        (1.45)%
      All contract charges                            --          1,618            $ 59,952           0.00%          --
2011  Lowest contract charge 0.00% Class A       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.45% Class A      $117.06             --                  --             --        (1.45)%
      All contract charges                            --          1,582            $ 66,822           0.01%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $106.54             --                  --             --        (0.40)%
      Highest contract charge 1.49% Class A      $ 35.91             --                  --             --        (1.51)%
      All contract charges                            --          1,522            $ 75,400           0.06%          --
2009  Lowest contract charge 0.50% Class A       $106.97             --                  --             --        (0.21)%
      Highest contract charge 1.49% Class A      $ 36.46             --                  --             --        (1.43)%
      All contract charges                            --          1,888            $ 95,425           0.17%          --
2008  Lowest contract charge 0.50% Class A       $107.20             --                  --             --         1.85%
      Highest contract charge 1.49% Class A      $ 36.99             --                  --             --         1.04%
      All contract charges                            --          2,804            $139,434           2.82%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2012  Lowest contract charge 0.00% Class B       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.30% Class B      $ 99.51             --                  --             --        (1.29)%
      All contract charges                            --          2,361            $ 34,491           0.00%          --
2011  Lowest contract charge 0.00% Class B       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.30% Class B      $100.81             --                  --             --        (1.28)%
      All contract charges                            --            882            $ 38,034           0.01%          --
2010  Lowest contract charge 0.50% Class B       $117.46             --                  --             --        (0.49)%
      Highest contract charge 1.30% Class B      $102.12             --                  --             --        (1.28)%
      All contract charges                            --            328            $ 37,487           0.06%          --
2009  Lowest contract charge 0.50% Class B       $118.04             --                  --             --        (0.51)%
      Highest contract charge 1.30% Class B      $103.45             --                  --             --        (1.29)%
      All contract charges                            --            380            $ 44,026           0.17%          --
2008  Lowest contract charge 0.50% Class B       $118.64             --                  --             --         1.60%
      Highest contract charge 1.30% Class B      $104.80             --                  --             --         0.80%
      All contract charges                            --            466            $ 55,344           2.82%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $ 99.99             --                  --             --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64             --                  --             --        10.94%
      All contract charges                            --            277            $ 38,861           0.84%          --
2011  Lowest contract charge 0.70% Class B       $132.95             --                  --             --         2.16%
      Highest contract charge 1.45% Class B      $125.87             --                  --             --         1.39%
      All contract charges                            --            295            $ 37,352           0.50%          --
2010  Lowest contract charge 0.50% Class B       $131.79             --                  --             --         7.68%
      Highest contract charge 1.45% Class B      $124.15             --                  --             --         6.65%
      All contract charges                            --            325            $ 40,465           0.61%          --
2009  Lowest contract charge 0.50% Class B       $122.39             --                  --             --        29.09%
      Highest contract charge 1.45% Class B      $116.41             --                  --             --        27.85%
      All contract charges                            --            287            $ 33,366           0.44%          --
2008  Lowest contract charge 0.50% Class B       $ 94.81             --                  --             --       (33.23)%
      Highest contract charge 1.45% Class B      $ 91.05             --                  --             --       (33.86)%
      All contract charges                            --            216            $ 19,750           0.25%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $102.88             --                  --             --         2.91%
      Highest contract charge 1.45% Class B      $164.04             --                  --             --         7.17%
      All contract charges                            --          1,334            $215,643           0.48%          --
2011  Lowest contract charge 0.50% Class B       $163.17             --                  --             --        (8.16)%
      Highest contract charge 1.45% Class B      $153.06             --                  --             --        (9.03)%
      All contract charges                            --          1,246            $187,783           0.26%          --
2010  Lowest contract charge 0.50% Class B       $177.66             --                  --             --        31.64%
      Highest contract charge 1.45% Class B      $168.26             --                  --             --        30.38%
      All contract charges                            --            997            $166,171           0.12%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
EQ/MORGAN STANLEY MID CAP GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $134.96            --                   --             --        56.28%
      Highest contract charge 1.45% Class B       $129.05            --                   --             --        54.79%
      All contract charges                             --           662              $84,822           0.00%          --
2008  Lowest contract charge 0.50% Class B        $ 86.36            --                   --             --       (47.59)%
      Highest contract charge 1.45% Class B       $ 83.37            --                   --             --       (48.09)%
      All contract charges                             --           384              $32,050           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $100.20            --                   --             --        13.63%
      Highest contract charge 1.45% Class B       $ 94.31            --                   --             --        12.54%
      All contract charges                             --           277              $26,266           1.35%          --
2011  Lowest contract charge 0.50% Class B        $ 88.18            --                   --             --        (4.93)%
      Highest contract charge 1.45% Class B       $ 83.80            --                   --             --        (5.83)%
      All contract charges                             --           308              $25,979           0.90%          --
2010  Lowest contract charge 0.50% Class B        $ 92.75            --                   --             --        11.37%
      Highest contract charge 1.45% Class B       $ 88.99            --                   --             --        10.31%
      All contract charges                             --           342              $30,620           1.86%          --
2009  Lowest contract charge 0.50% Class B        $ 83.28            --                   --             --        24.50%
      Highest contract charge 1.45% Class B       $ 80.67            --                   --             --        23.31%
      All contract charges                             --           364              $29,448           0.19%          --
2008  Lowest contract charge 0.50% Class B        $ 66.89            --                   --             --       (38.41)%
      Highest contract charge 1.45% Class B       $ 65.42            --                   --             --       (39.00)%
      All contract charges                             --           351              $23,077           3.77%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $118.74            --                   --             --        19.77%
      Highest contract charge 1.45% Class B       $111.76            --                   --             --        18.63%
      All contract charges                             --           555              $62,005           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 99.14            --                   --             --        (9.08)%
      Highest contract charge 1.45% Class B       $ 94.21            --                   --             --        (9.94)%
      All contract charges                             --           525              $49,427           0.83%          --
2010  Lowest contract charge 0.50% Class B        $109.04            --                   --             --        14.61%
      Highest contract charge 1.45% Class B       $104.61            --                   --             --        13.51%
      All contract charges                             --           356              $37,232           0.66%          --
2009  Lowest contract charge 0.50% Class B        $ 95.14            --                   --             --        37.92%
      Highest contract charge 1.45% Class B       $ 92.16            --                   --             --        36.61%
      All contract charges                             --           242              $22,289           0.70%          --
2008  Lowest contract charge 0.50% Class B        $ 68.98            --                   --             --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46            --                   --             --       (41.61)%
      All contract charges                             --           160              $10,889           1.37%          --
EQ/PIMCO ULTRA SHORT BOND (D)(E)
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)    $ 99.61            --                   --             --         0.38%
      Highest contract charge 1.25% Class A (m)   $ 99.11            --                   --             --         0.23%
      All contract charges                             --             2              $   161           0.55%          --
2011  Lowest contract charge 1.10% Class A (m)    $ 99.23            --                   --             --        (1.05)%
      Highest contract charge 1.25% Class A (m)   $ 98.88            --                   --             --        (1.20)%
      All contract charges                             --             2              $   163           0.48%          --
2010  Lowest contract charge 1.10% Class A (m)    $100.28            --                   --             --        (0.02)%
      Highest contract charge 1.25% Class A (m)   $100.08            --                   --             --        (0.17)%
      All contract charges                             --             2              $   168           0.33%          --
2009  Lowest contract charge 1.10% Class A (m)    $100.30            --                   --             --         0.30%
      Highest contract charge 1.25% Class A (m)   $100.25            --                   --             --         0.25%
      All contract charges                             --             2              $   171           1.17%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (D)(E)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $114.29             --                  --             --         0.99%
      Highest contract charge 1.45% Class B      $106.18             --                  --             --         0.02%
      All contract charges                            --          1,066            $115,019           0.55%          --
2011  Lowest contract charge 0.50% Class B       $113.17             --                  --             --        (0.69)%
      Highest contract charge 1.45% Class B      $106.16             --                  --             --        (1.64)%
      All contract charges                            --          1,147            $123,827           0.48%          --
2010  Lowest contract charge 0.50% Class B       $113.96             --                  --             --         0.34%
      Highest contract charge 1.45% Class B      $107.93             --                  --             --        (0.62)%
      All contract charges                            --          1,333            $145,853           0.33%          --
2009  Lowest contract charge 0.50% Class B       $113.57             --                  --             --         7.47%
      Highest contract charge 1.45% Class B      $108.60             --                  --             --         6.44%
      All contract charges                            --          1,345            $147,582           1.17%          --
2008  Lowest contract charge 0.50% Class B       $105.68             --                  --             --        (4.53)%
      Highest contract charge 1.45% Class B      $102.03             --                  --             --        (5.44)%
      All contract charges                            --            975            $100,324           3.21%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class A       $169.08             --                  --             --         1.94%
      Highest contract charge 1.45% Class A      $143.42             --                  --             --         1.16%
      All contract charges                            --            526            $ 96,066           0.60%          --
2011  Lowest contract charge 0.70% Class A       $165.87             --                  --             --         0.75%
      Highest contract charge 1.45% Class A      $141.77             --                  --             --         0.00%
      All contract charges                            --            586            $105,659           2.46%          --
2010  Lowest contract charge 0.50% Class A       $109.76             --                  --             --         5.93%
      Highest contract charge 1.45% Class A      $141.77             --                  --             --         4.93%
      All contract charges                            --            663            $119,757          10.69%          --
2009  Lowest contract charge 0.50% Class A       $103.61             --                  --             --         5.75%
      Highest contract charge 1.45% Class A      $135.11             --                  --             --         4.74%
      All contract charges                            --            714            $122,518           3.62%          --
2008  Lowest contract charge 0.50% Class A       $ 97.98             --                  --             --        (6.79)%
      Highest contract charge 1.45% Class A      $129.00             --                  --             --        (7.69)%
      All contract charges                            --            603            $ 98,734           5.15%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B       $149.02             --                  --             --         2.15%
      Highest contract charge 1.30% Class B      $106.49             --                  --             --         1.33%
      All contract charges                            --            207            $ 28,867           0.60%          --
2011  Lowest contract charge 0.50% Class B       $145.89             --                  --             --         0.72%
      Highest contract charge 1.30% Class B      $105.09             --                  --             --        (0.08)%
      All contract charges                            --            225            $ 31,270           2.46%          --
2010  Lowest contract charge 0.50% Class B       $144.85             --                  --             --         5.71%
      Highest contract charge 1.30% Class B      $105.17             --                  --             --         4.88%
      All contract charges                            --            257            $ 35,267          10.69%          --
2009  Lowest contract charge 0.50% Class B       $137.03             --                  --             --         5.54%
      Highest contract charge 1.30% Class B      $100.28             --                  --             --         4.70%
      All contract charges                            --            266            $ 35,438           3.62%          --
2008  Lowest contract charge 0.50% Class B       $129.84             --                  --             --        (7.02)%
      Highest contract charge 1.30% Class B      $ 95.78             --                  --             --        (7.74)%
      All contract charges                            --            195            $ 25,267           5.15%          --
EQ/SMALL COMPANY INDEX (H)
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $104.81             --                  --             --         3.94%
      Highest contract charge 1.45% Class B      $168.71             --                  --             --        13.86%
      All contract charges                            --          1,155            $190,669           1.51%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX (H) (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $163.21             --                  --             --        (4.48)%
      Highest contract charge 1.45% Class B      $148.17             --                  --             --        (5.39)%
      All contract charges                            --          1,195            $175,975           0.67%          --
2010  Lowest contract charge 0.50% Class B       $170.86             --                  --             --        25.19%
      Highest contract charge 1.45% Class B      $156.61             --                  --             --        24.00%
      All contract charges                            --          1,249            $194,601           0.97%          --
2009  Lowest contract charge 0.50% Class B       $136.48             --                  --             --        25.50%
      Highest contract charge 1.45% Class B      $126.30             --                  --             --        24.30%
      All contract charges                            --          1,263            $158,989           0.00%          --
2008  Lowest contract charge 0.50% Class B       $108.75             --                  --             --       (34.46)%
      Highest contract charge 1.45% Class B      $101.61             --                  --             --       (35.09)%
      All contract charges                            --          1,079            $110,179           0.86%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.45             --                  --             --         0.94%
      Highest contract charge 1.45% Class B      $118.48             --                  --             --        17.20%
      All contract charges                            --          1,724            $204,879           0.00%          --
2011  Lowest contract charge 0.50% Class B       $108.34             --                  --             --        (2.43)%
      Highest contract charge 1.45% Class B      $101.09             --                  --             --        (3.36)%
      All contract charges                            --          1,478            $149,894           0.00%          --
2010  Lowest contract charge 0.50% Class B       $111.04             --                  --             --        15.81%
      Highest contract charge 1.45% Class B      $104.60             --                  --             --        14.71%
      All contract charges                            --          1,301            $136,780           0.00%          --
2009  Lowest contract charge 0.50% Class B       $ 95.88             --                  --             --        41.92%
      Highest contract charge 1.45% Class B      $ 91.19             --                  --             --        40.57%
      All contract charges                            --          1,059            $ 96,907           0.00%          --
2008  Lowest contract charge 0.50% Class B       $ 67.56             --                  --             --       (42.49)%
      Highest contract charge 1.45% Class B      $ 64.87             --                  --             --       (43.05)%
      All contract charges                            --            804            $ 52,446           0.00%
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $ 97.17             --                  --             --        18.75%
      Highest contract charge 1.45% Class B      $ 91.46             --                  --             --        17.60%
      All contract charges                            --            379            $ 34,837           1.35%          --
2011  Lowest contract charge 0.50% Class B       $ 81.83             --                  --             --        (8.76)%
      Highest contract charge 1.45% Class B      $ 77.77             --                  --             --        (9.62)%
      All contract charges                            --            375            $ 29,358           1.82%          --
2010  Lowest contract charge 0.50% Class B       $ 89.69             --                  --             --         7.45%
      Highest contract charge 1.45% Class B      $ 86.05             --                  --             --         6.42%
      All contract charges                            --            363            $ 31,436           1.51%          --
2009  Lowest contract charge 0.50% Class B       $ 83.47             --                  --             --        29.39%
      Highest contract charge 1.45% Class B      $ 80.86             --                  --             --        28.15%
      All contract charges                            --            345            $ 27,972           1.63%          --
2008  Lowest contract charge 0.50% Class B       $ 64.51             --                  --             --       (41.12)%
      Highest contract charge 1.45% Class B      $ 63.10             --                  --             --       (41.68)%
      All contract charges                            --            291            $ 18,450           1.69%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Class B       $130.37             --                  --             --        12.31%
      Highest contract charge 1.34% Class B      $121.59             --                  --             --        11.36%
      All contract charges                            --            161            $ 18,984           0.84%          --
2011  Lowest contract charge 0.70% Class B       $114.40             --                  --             --        (3.50)%
      Highest contract charge 1.34% Class B      $109.19             --                  --             --        (4.12)%
      All contract charges                            --            177            $ 18,894           0.73%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                           UNITS        ACCUMULATION UNIT   INVESTMENT
                                                         UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO**
                                                         ---------- ------------------- ----------------- --------------
EQ/UBS GROWTH & INCOME (CONTINUED)
2010  Lowest contract charge 0.50% Class B                $120.05             --                  --             --
      Highest contract charge 1.45% Class B               $113.09             --                  --             --
      All contract charges                                     --            206            $ 22,949           0.73%
2009  Lowest contract charge 0.50% Class B                $106.71             --                  --             --
      Highest contract charge 1.45% Class B               $101.49             --                  --             --
      All contract charges                                     --            207            $ 20,745           0.00%
2008  Lowest contract charge 0.50% Class B                $ 80.98             --                  --             --
      Highest contract charge 1.45% Class B               $ 77.76             --                  --             --
      All contract charges                                     --            195            $ 15,016           1.19%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B                $123.90             --                  --             --
      Highest contract charge 1.45% Class B               $115.11             --                  --             --
      All contract charges                                     --            229            $ 26,677           1.29%
2011  Lowest contract charge 0.70% Class B                $103.75             --                  --             --
      Highest contract charge 1.45% Class B               $ 98.64             --                  --             --
      All contract charges                                     --            230            $ 22,874           1.38%
2010  Lowest contract charge 0.50% Class B                $107.82             --                  --             --
      Highest contract charge 1.45% Class B               $102.11             --                  --             --
      All contract charges                                     --            227            $ 23,239           1.31%
2009  Lowest contract charge 0.50% Class B                $ 94.05             --                  --             --
      Highest contract charge 1.45% Class B               $ 89.93             --                  --             --
      All contract charges                                     --            210            $ 18,995           0.00%
2008  Lowest contract charge 0.50% Class B                $ 73.61             --                  --             --
      Highest contract charge 1.45% Class B               $ 71.07             --                  --             --
      All contract charges                                     --            197            $ 14,153           1.92%
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B                $131.92             --                  --             --
      Highest contract charge 1.45% Class B               $120.07             --                  --             --
      All contract charges                                     --          1,067            $131,515           0.01%
2011  Lowest contract charge 0.50% Class B                $110.09             --                  --             --
      Highest contract charge 1.45% Class B               $101.17             --                  --             --
      All contract charges                                     --            930            $ 96,316           0.00%
2010  Lowest contract charge 0.50% Class B                $117.54             --                  --             --
      Highest contract charge 1.45% Class B               $109.06             --                  --             --
      All contract charges                                     --            661            $ 73,829           0.01%
2009  Lowest contract charge 0.50% Class B                $100.72             --                  --             --
      Highest contract charge 1.45% Class B               $ 94.35             --                  --             --
      All contract charges                                     --            484            $ 46,515           0.19%
2008  Lowest contract charge 0.50% Class B                $ 72.15             --                  --             --
      Highest contract charge 1.45% Class B               $ 68.24             --                  --             --
      All contract charges                                     --            305            $ 21,123           0.58%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $118.93             --                  --             --
      Highest contract charge 1.45% Service Class 2 (n)   $102.76             --                  --             --
      All contract charges                                     --          1,056            $131,733           1.35%
2011  Lowest contract charge 0.50% Service Class 2 (n)    $102.91             --                  --             --
      Highest contract charge 1.45% Service Class 2 (n)   $ 89.78             --                  --             --
      All contract charges                                     --            650            $ 71,089           1.27%
2010  Lowest contract charge 0.70% Service Class 2 (n)    $117.81             --                  --             --
      Highest contract charge 1.34% Service Class 2 (n)   $117.57             --                  --             --
      All contract charges                                     --            147            $ 16,900           2.98%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Lowest contract charge 0.50% Class B                 12.50%
Highest contract charge 1.45% Class B                11.43%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 31.77%
Highest contract charge 1.45% Class B                30.52%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (40.33)%
Highest contract charge 1.45% Class B               (40.90)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Class B                 17.83%
Highest contract charge 1.45% Class B                16.70%
All contract charges                                    --
Lowest contract charge 0.70% Class B                 (2.67)%
Highest contract charge 1.45% Class B                (3.40)%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 14.64%
Highest contract charge 1.45% Class B                13.55%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 27.77%
Highest contract charge 1.45% Class B                26.54%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (37.26)%
Highest contract charge 1.45% Class B               (37.86)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Class B                 19.83%
Highest contract charge 1.45% Class B                18.68%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 (6.34)%
Highest contract charge 1.45% Class B                (7.23)%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 16.70%
Highest contract charge 1.45% Class B                15.59%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 39.60%
Highest contract charge 1.45% Class B                38.26%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (27.97)%
Highest contract charge 1.45% Class B               (28.66)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Service Class 2 (n)     15.57%
Highest contract charge 1.45% Service Class 2 (n)    14.46%
All contract charges                                    --
Lowest contract charge 0.50% Service Class 2 (n)     (3.27)%
Highest contract charge 1.45% Service Class 2 (n)    (7.73)%
All contract charges                                    --
Lowest contract charge 0.70% Service Class 2 (n)     12.48%
Highest contract charge 1.34% Service Class 2 (n)    12.28%
All contract charges                                    --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                           UNITS        ACCUMULATION UNIT   INVESTMENT
                                                         UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO**
                                                         ---------- ------------------- ----------------- --------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $120.35            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $118.08            --                   --             --
      All contract charges                                     --            17              $ 1,911           4.38%
2011  Lowest contract charge 0.90% Service Class 2 (n)    $102.63            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $102.11            --                   --             --
      All contract charges                                     --             6              $   659           3.76%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $102.89            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $102.67            --                   --             --
      All contract charges                                     --             2              $   192           3.45%
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2012  Lowest contract charge 0.90% Service Class 2 (n)    $112.97            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $112.05            --                   --             --
      All contract charges                                     --            67              $ 7,525           0.50%
2011  Lowest contract charge 0.90% Service Class 2 (n)    $ 99.51            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $ 99.00            --                   --             --
      All contract charges                                     --            39              $ 3,930           0.03%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $112.63            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $112.39            --                   --             --
      All contract charges                                     --            13              $ 1,569           0.28%
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $118.14            --                   --             --
      Highest contract charge 1.45% Service Class 2 (n)   $100.12            --                   --             --
      All contract charges                                     --           104              $10,957           1.38%
2011  Lowest contract charge 0.70% Service Class 2 (n)    $ 86.38            --                   --             --
      Highest contract charge 1.34% Service Class 2 (n)   $ 86.03            --                   --             --
      All contract charges                                     --            43              $ 3,873           1.38%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $107.80            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $107.57            --                   --             --
      All contract charges                                     --             3              $   377           1.16%
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (Q)
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Series II (t)          $107.78            --                   --             --
      Highest contract charge 1.20% Series II (t)         $105.75            --                   --             --
      All contract charges                                     --             7              $   724           2.26%
2011  Lowest contract charge 1.00% Series II (t)          $ 90.74            --                   --             --
      Highest contract charge 1.20% Series II (t)         $ 90.43            --                   --             --
      All contract charges                                     --             2              $   139           0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Series II (n)          $131.22            --                   --             --
      Highest contract charge 1.45% Series II (n)         $110.37            --                   --             --
      All contract charges                                     --           237              $30,273           0.52%
2011  Lowest contract charge 0.50% Series II (n)          $103.15            --                   --             --
      Highest contract charge 1.45% Series II (n)         $ 87.60            --                   --             --
      All contract charges                                     --           118              $12,045           4.79%
2010  Lowest contract charge 0.70% Series II (n)          $109.44            --                   --             --
      Highest contract charge 1.34% Series II (n)         $109.21            --                   --             --
      All contract charges                                     --            33              $ 3,634           1.16%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Unit Value 0.50% to 1.20%*
Lowest contract charge 0.50% Service Class 2 (n)     16.47%
Highest contract charge 1.20% Service Class 2 (n)    15.64%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)     (0.25)%
Highest contract charge 1.20% Service Class 2 (n)    (0.55)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)      3.37%
Highest contract charge 1.20% Service Class 2 (n)     3.16%
All contract charges                                    --

Unit Value 0.90% to 1.20%*
Lowest contract charge 0.90% Service Class 2 (n)     13.53%
Highest contract charge 1.20% Service Class 2 (n)    13.18%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)    (11.65)%
Highest contract charge 1.20% Service Class 2 (n)   (11.91)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)     13.50%
Highest contract charge 1.20% Service Class 2 (n)    13.27%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Service Class 2 (n)     17.59%
Highest contract charge 1.45% Service Class 2 (n)    16.46%
All contract charges                                    --
Lowest contract charge 0.70% Service Class 2 (n)    (11.80)%
Highest contract charge 1.34% Service Class 2 (n)   (12.14)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)      7.99%
Highest contract charge 1.20% Service Class 2 (n)     7.77%
All contract charges                                    --

Unit Value 0.50% to 1.20%*
Lowest contract charge 0.50% Series II (t)           17.78%
Highest contract charge 1.20% Series II (t)          16.94%
All contract charges                                    --
Lowest contract charge 1.00% Series II (t)           (8.50)%
Highest contract charge 1.20% Series II (t)          (8.63)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Series II (n)           27.21%
Highest contract charge 1.45% Series II (n)          25.99%
All contract charges                                    --
Lowest contract charge 0.50% Series II (n)           (7.20)%
Highest contract charge 1.45% Series II (n)         (11.03)%
All contract charges                                    --
Lowest contract charge 0.70% Series II (n)            5.19%
Highest contract charge 1.34% Series II (n)           5.00%
All contract charges                                    --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                                     UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ------------------- ----------------- -------------- ---------
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Series II (u)    $111.14            --                   --             --        16.38%
      Highest contract charge 1.34% Series II (u)   $109.61            --                   --             --        15.39%
      All contract charges                               --           115              $12,652           6.78%          --
2011  Lowest contract charge 0.70% Series II (u)    $ 95.38            --                   --             --        (4.60)%
      Highest contract charge 1.34% Series II (u)   $ 94.99            --                   --             --        (4.97)%
      All contract charges                               --            28              $ 2,717           0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Series II (n)    $116.77            --                   --             --        14.68%
      Highest contract charge 1.45% Series II (n)   $ 98.51            --                   --             --        13.57%
      All contract charges                               --           185              $19,463           1.50%          --
2011  Lowest contract charge 0.70% Series II (n)    $ 87.16            --                   --             --       (10.41)%
      Highest contract charge 1.34% Series II (n)   $ 86.80            --                   --             --       (10.76)%
      All contract charges                               --            89              $ 8,406           0.59%          --
2010  Lowest contract charge 0.90% Series II (n)    $109.72            --                   --             --        11.11%
      Highest contract charge 1.20% Series II (n)   $109.49            --                   --             --        10.89%
      All contract charges                               --            12              $ 1,264           1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Series II (n)    $117.72            --                   --             --        10.06%
      Highest contract charge 1.34% Series II (n)   $115.42            --                   --             --         9.13%
      All contract charges                               --            85              $ 9,766           0.00%          --
2011  Lowest contract charge 0.50% Series II (n)    $106.96            --                   --             --        (6.97)%
      Highest contract charge 1.34% Series II (n)   $105.76            --                   --             --        (7.75)%
      All contract charges                               --            67              $ 7,017           0.11%          --
2010  Lowest contract charge 0.70% Series II (n)    $114.89            --                   --             --         9.90%
      Highest contract charge 1.34% Series II (n)   $114.65            --                   --             --         9.70%
      All contract charges                               --            16              $ 1,938           0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Series II (n)    $138.24            --                   --             --        12.86%
      Highest contract charge 1.34% Series II (n)   $136.18            --                   --             --        12.14%
      All contract charges                               --            35              $ 4,643           0.00%          --
2011  Lowest contract charge 0.70% Series II (n)    $122.49            --                   --             --        (1.68)%
      Highest contract charge 1.34% Series II (n)   $121.44            --                   --             --        (2.31)%
      All contract charges                               --            33              $ 3,749           0.00%          --
2010  Lowest contract charge 0.70% Series II (n)    $124.58            --                   --             --        17.58%
      Highest contract charge 1.34% Series II (n)   $124.31            --                   --             --        17.37%
      All contract charges                               --             5              $   788           0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common
       Shares (n)                                   $104.10            --                   --             --         0.86%
      Highest contract charge 1.45% Common
       Shares (n)                                   $ 86.77            --                   --             --        (0.10)%
      All contract charges                               --           195              $21,721           0.00%          --
2011  Lowest contract charge 0.50% Common
       Shares (n)                                   $103.21            --                   --             --        (9.53)%
      Highest contract charge 1.45% Common
       Shares (n)                                   $ 86.86            --                   --             --       (12.04)%
      All contract charges                               --           143              $16,122           0.00%          --
2010  Lowest contract charge 0.70% Common
       Shares (n)                                   $128.82            --                   --             --        24.79%
      Highest contract charge 1.34% Common
       Shares (n)                                   $128.55            --                   --             --        24.57%
      All contract charges                               --            29              $ 3,760           0.00%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                                          UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ----------------- -------------- ---------
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (p)     $131.69            --                   --             --        18.04%
      Highest contract charge 1.45% Common
       Shares (p)                                        $114.86            --                   --             --        16.92%
      All contract charges                                    --           683              $88,396           5.63%          --
2011  Lowest contract charge 0.50% Common Shares (p)     $111.56            --                   --             --         4.73%
      Highest contract charge 1.34% Common
       Shares (p)                                        $110.31            --                   --             --         3.85%
      All contract charges                                    --           301              $33,347           6.59%          --
2010  Lowest contract charge 0.70% Common Shares (p)     $106.45            --                   --             --         4.86%
      Highest contract charge 1.34% Common
       Shares (p)                                        $106.22            --                   --             --         4.67%
      All contract charges                                    --            53              $ 5,682           0.00%          --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (u)     $101.88            --                   --             --        12.99%
      Highest contract charge 1.45% Common
       Shares (u)                                        $100.29            --                   --             --        11.91%
      All contract charges                                    --           273              $27,513           0.00%          --
2011  Lowest contract charge 0.70% Common Shares (u)     $ 90.05            --                   --             --        (7.12)%
      Highest contract charge 1.34% Common
       Shares (u)                                        $ 89.68            --                   --             --        (7.48)%
      All contract charges                                    --            64              $ 5,792           0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (n)     $ 83.22            --                   --             --         4.64%
      Highest contract charge 1.45% Common
       Shares (n)                                        $ 81.92            --                   --             --         3.64%
      All contract charges                                    --            60              $ 5,527           0.00%          --
2011  Lowest contract charge 0.50% Common Shares (n)     $ 79.53            --                   --             --       (16.05)%
      Highest contract charge 1.34% Common
       Shares (n)                                        $ 79.10            --                   --             --       (16.49)%
      All contract charges                                    --            32              $ 2,757           0.35%          --
2010  Lowest contract charge 0.90% Common Shares (n)     $112.82            --                   --             --        13.52%
      Highest contract charge 1.20% Common
       Shares (n)                                        $112.58            --                   --             --        13.30%
      All contract charges                                    --             2              $   268           0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Shares (p)    $112.62            --                   --             --        21.44%
      Highest contract charge 1.45% Service Shares (p)   $ 98.77            --                   --             --        20.28%
      All contract charges                                    --           827              $91,646           1.97%          --
2011  Lowest contract charge 0.50% Service Shares (p)    $ 92.74            --                   --             --       (18.44)%
      Highest contract charge 1.45% Service Shares (p)   $ 82.12            --                   --             --       (15.20)%
      All contract charges                                    --           499              $45,930           2.84%          --
2010  Lowest contract charge 0.50% Service Shares (p)    $113.71            --                   --             --         8.60%
      Highest contract charge 1.34% Service Shares (p)   $113.40            --                   --             --         8.34%
      All contract charges                                    --           144              $16,398           1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class (n)     $120.05            --                   --             --        15.36%
      Highest contract charge 1.45% Service Class (n)    $104.22            --                   --             --        14.25%
      All contract charges                                    --           507              $61,848           1.50%          --
2011  Lowest contract charge 0.70% Service Class (n)     $108.65            --                   --             --        (2.46)%
      Highest contract charge 1.34% Service Class (n)    $107.72            --                   --             --        (3.09)%
      All contract charges                                    --           281              $29,846           1.30%          --
2010  Lowest contract charge 0.70% Service Class (n)     $111.39            --                   --             --         7.84%
      Highest contract charge 1.34% Service Class (n)    $111.16            --                   --             --         7.65%
      All contract charges                                    --            55              $ 6,102           0.00%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Service Class (p)    $137.59             --                  --             --        15.87%
      Highest contract charge 1.34% Service Class (p)   $135.54             --                  --             --        15.12%
      All contract charges                                   --             40            $  5,419           0.24%          --
2011  Lowest contract charge 0.70% Service Class (p)    $118.75             --                  --             --        (0.34)%
      Highest contract charge 1.34% Service Class (p)   $117.74             --                  --             --        (0.98)%
      All contract charges                                   --             22            $  2,551           0.26%          --
2010  Lowest contract charge 0.70% Service Class (p)    $119.15             --                  --             --        12.10%
      Highest contract charge 1.34% Service Class (p)   $118.90             --                  --             --        11.90%
      All contract charges                                   --              3            $    314           0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2012  Lowest contract charge 0.90% Service Class (n)    $131.01             --                  --             --        17.76%
      Highest contract charge 1.34% Service Class (n)   $129.66             --                  --             --        17.23%
      All contract charges                                   --             50            $  6,232           0.82%          --
2011  Lowest contract charge 0.90% Service Class (n)    $111.25             --                  --             --        (3.29)%
      Highest contract charge 1.34% Service Class (n)   $110.60             --                  --             --        (3.72)%
      All contract charges                                   --             32            $  3,388           0.82%          --
2010  Lowest contract charge 0.90% Service Class (n)    $115.04             --                  --             --         9.34%
      Highest contract charge 1.34% Service Class (n)   $114.87             --                  --             --         9.20%
      All contract charges                                   --             16            $  1,748           0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class (p)    $136.46             --                  --             --        13.69%
      Highest contract charge 1.45% Service Class (p)   $104.14             --                  --             --        12.61%
      All contract charges                                   --            137            $ 18,531           0.00%          --
2011  Lowest contract charge 0.50% Service Class (p)    $120.03             --                  --             --         0.55%
      Highest contract charge 1.45% Service Class (p)   $ 92.48             --                  --             --        (3.74)%
      All contract charges                                   --             80            $  9,624           0.00%          --
2010  Lowest contract charge 0.70% Service Class (p)    $119.29             --                  --             --        11.34%
      Highest contract charge 1.34% Service Class (p)   $119.04             --                  --             --        11.14%
      All contract charges                                   --             16            $  1,973           0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Service Class (w)    $104.12             --                  --             --         3.92%
      Highest contract charge 1.45% Service Class (p)   $105.89             --                  --             --        11.57%
      All contract charges                                   --            316            $ 41,304           6.82%          --
2011  Lowest contract charge 0.50% Service Class (p)    $117.74             --                  --             --         5.98%
      Highest contract charge 1.45% Service Class (p)   $ 94.91             --                  --             --        (3.94)%
      All contract charges                                   --            175            $ 20,340           3.47%          --
2010  Lowest contract charge 0.70% Service Class (p)    $111.03             --                  --             --         9.36%
      Highest contract charge 1.34% Service Class (p)   $110.79             --                  --             --         9.16%
      All contract charges                                   --             19            $  2,068           0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (F)(O)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A              $106.13             --                  --             --        13.64%
      Highest contract charge 1.45% Class A             $ 74.76             --                  --             --        12.56%
      All contract charges                                   --          5,853            $503,519           0.23%          --
2011  Lowest contract charge 0.50% Class A              $ 93.39             --                  --             --        (6.52)%
      Highest contract charge 1.45% Class A             $ 66.42             --                  --             --        (7.42)%
      All contract charges                                   --          6,544            $497,562           0.15%          --
2010  Lowest contract charge 0.50% Class A              $ 99.90             --                  --             --        17.31%
      Highest contract charge 1.45% Class A             $ 71.74             --                  --             --        16.19%
      All contract charges                                   --          7,304            $598,009           0.87%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (F)(O) (CONTINUED)
2009  Lowest contract charge 0.50% Class A       $ 85.16             --                  --             --        36.94%
      Highest contract charge 1.45% Class A      $ 61.74             --                  --             --        35.63%
      All contract charges                            --          7,754            $543,315           0.40%          --
2008  Lowest contract charge 0.50% Class A       $ 62.19             --                  --             --       (46.81)%
      Highest contract charge 1.45% Class A      $ 45.52             --                  --             --       (47.32)%
      All contract charges                            --          7,902            $406,785           0.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (F)(O)
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B       $ 79.55             --                  --             --        13.64%
      Highest contract charge 1.30% Class B      $ 99.75             --                  --             --        12.74%
      All contract charges                            --            268            $ 20,873           0.23%          --
2011  Lowest contract charge 0.50% Class B       $ 70.00             --                  --             --        (6.75)%
      Highest contract charge 1.30% Class B      $ 88.48             --                  --             --        (7.49)%
      All contract charges                            --            303            $ 20,908           0.15%          --
2010  Lowest contract charge 0.50% Class B       $ 75.07             --                  --             --        17.02%
      Highest contract charge 1.30% Class B      $ 95.64             --                  --             --        16.10%
      All contract charges                            --            367            $ 27,322           0.87%          --
2009  Lowest contract charge 0.50% Class B       $ 64.15             --                  --             --        36.58%
      Highest contract charge 1.30% Class B      $ 82.38             --                  --             --        35.52%
      All contract charges                            --            279            $ 17,675           0.40%          --
2008  Lowest contract charge 0.50% Class B       $ 46.97             --                  --             --       (46.94)%
      Highest contract charge 1.30% Class B      $ 60.79             --                  --             --       (47.37)%
      All contract charges                            --            133            $  6,081           0.49%          --
MULTIMANAGER CORE BOND
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.59             --                  --             --         1.52%
      Highest contract charge 1.45% Class B      $146.53             --                  --             --         3.94%
      All contract charges                            --            985            $145,634           2.08%          --
2011  Lowest contract charge 0.50% Class B       $155.17             --                  --             --         5.28%
      Highest contract charge 1.45% Class B      $140.97             --                  --             --         4.28%
      All contract charges                            --            844            $120,045           2.57%          --
2010  Lowest contract charge 0.50% Class B       $147.39             --                  --             --         5.68%
      Highest contract charge 1.45% Class B      $135.19             --                  --             --         4.66%
      All contract charges                            --            818            $111,731           2.80%          --
2009  Lowest contract charge 0.50% Class B       $139.47             --                  --             --         7.77%
      Highest contract charge 1.45% Class B      $129.17             --                  --             --         6.74%
      All contract charges                            --            666            $ 86,980           3.57%          --
2008  Lowest contract charge 0.50% Class B       $129.41             --                  --             --         1.95%
      Highest contract charge 1.45% Class B      $121.01             --                  --             --         0.98%
      All contract charges                            --            582            $ 71,497           4.88%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $136.60             --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $122.91             --                  --             --        16.03%
      All contract charges                            --            442            $ 55,004           1.41%          --
2011  Lowest contract charge 0.50% Class B       $116.60             --                  --             --       (18.39)%
      Highest contract charge 1.45% Class B      $105.93             --                  --             --       (19.17)%
      All contract charges                            --            489            $ 52,486           1.60%          --
2010  Lowest contract charge 0.50% Class B       $142.88             --                  --             --         6.42%
      Highest contract charge 1.45% Class B      $131.06             --                  --             --         5.40%
      All contract charges                            --            552            $ 73,081           2.93%          --
2009  Lowest contract charge 0.50% Class B       $134.26             --                  --             --        29.27%
      Highest contract charge 1.45% Class B      $124.34             --                  --             --        28.04%
      All contract charges                            --            597            $ 74,900           1.59%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                   --             --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                   --             --       (48.00)%
      All contract charges                         --           616              $60,647           1.53%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $124.33            --                   --             --        13.94%
      Highest contract charge 1.45% Class B   $111.87            --                   --             --        12.84%
      All contract charges                         --           108              $12,243           0.57%          --
2011  Lowest contract charge 0.50% Class B    $109.12            --                   --             --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                   --             --        (8.69)%
      All contract charges                         --           125              $12,610           0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                   --             --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                   --             --         9.93%
      All contract charges                         --           137              $15,023           0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                   --             --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                   --             --        30.58%
      All contract charges                         --           150              $15,024           1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                   --             --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                   --             --       (40.41)%
      All contract charges                         --           159              $12,192           0.51%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $143.09            --                   --             --        15.00%
      Highest contract charge 1.45% Class B   $128.75            --                   --             --        13.89%
      All contract charges                         --           368              $48,051           1.18%          --
2011  Lowest contract charge 0.50% Class B    $124.43            --                   --             --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                   --             --        (6.89)%
      All contract charges                         --           414              $47,447           0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                   --             --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                   --             --        11.51%
      All contract charges                         --           468              $57,445           0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                   --             --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                   --             --        21.09%
      All contract charges                         --           507              $55,659           1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                   --             --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                   --             --       (38.36)%
      All contract charges                         --           523              $47,681           1.42%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B    $130.78            --                   --             --        14.64%
      Highest contract charge 1.45% Class B   $120.32            --                   --             --        13.78%
      All contract charges                         --           511              $62,998           0.00%          --
2011  Lowest contract charge 0.70% Class B    $114.08            --                   --             --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                   --             --        (9.22)%
      All contract charges                         --           573              $61,816           0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                   --             --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                   --             --        25.04%
      All contract charges                         --           642              $76,165           0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                   --             --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                   --             --        39.71%
      All contract charges                         --           679              $64,442           0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                   --             --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                   --             --       (44.40)%
      All contract charges                         --           679              $46,112           0.00%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $162.17            --                   --             --        14.24%
      Highest contract charge 1.45% Class B   $145.92            --                   --             --        13.14%
      All contract charges                         --           386              $56,917           0.36%          --
2011  Lowest contract charge 0.50% Class B    $141.96            --                   --             --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                   --             --       (14.58)%
      All contract charges                         --           440              $57,115           0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                   --             --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                   --             --        23.10%
      All contract charges                         --           487              $74,122           0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                   --             --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                   --             --        42.28%
      All contract charges                         --           487              $60,246           3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                   --             --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                   --             --       (36.90)%
      All contract charges                         --           478              $41,835           0.45%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A    $102.94            --                   --             --         4.81%
      Highest contract charge 1.45% Class A   $ 99.32            --                   --             --         3.80%
      All contract charges                         --           520              $87,757           2.29%          --
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                   --             --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                   --             --         3.81%
      All contract charges                         --           546              $88,897           3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                   --             --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                   --             --         5.35%
      All contract charges                         --           586              $92,038           2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                   --             --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                   --             --         8.32%
      All contract charges                         --           599              $89,248           4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                   --             --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                   --             --       (24.43)%
      All contract charges                         --           645              $88,735           9.05%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $133.36            --                   --             --         4.79%
      Highest contract charge 1.30% Class B   $ 96.76            --                   --             --         3.96%
      All contract charges                         --           300              $31,613           2.29%          --
2011  Lowest contract charge 0.50% Class B    $127.26            --                   --             --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                   --             --         3.72%
      All contract charges                         --           289              $29,574           3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                   --             --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                   --             --         5.26%
      All contract charges                         --           305              $30,085           2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                   --             --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                   --             --         8.23%
      All contract charges                         --           277              $26,252           4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                   --             --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                   --             --       (24.49)%
      All contract charges                         --           298              $26,227           9.05%          --
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $126.46            --                   --             --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                   --             --         9.76%
      All contract charges                         --           327              $38,523           0.00%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (CONTINUED)
2011  Lowest contract charge 0.50% Class B              $114.12             --                  --             --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --                  --             --       (16.90)%
      All contract charges                                   --            365            $ 39,106           0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --                  --             --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --                  --             --        25.81%
      All contract charges                                   --            410            $ 52,764           0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --                  --             --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --                  --             --        32.58%
      All contract charges                                   --            429            $ 43,863           0.00%
2008  Lowest contract charge 0.50% Class B              $ 80.00             --                  --             --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --                  --             --       (42.96)%
      All contract charges                                   --            416            $ 32,215           0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $189.51             --                  --             --        16.19%
      Highest contract charge 1.45% Class B             $138.95             --                  --             --        15.08%
      All contract charges                                   --            629            $112,152           0.58%          --
2011  Lowest contract charge 0.50% Class B              $163.11             --                  --             --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --                  --             --       (10.34)%
      All contract charges                                   --            696            $107,551           0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --                  --             --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --                  --             --        22.70%
      All contract charges                                   --            783            $134,605           0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --                  --             --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --                  --             --        24.59%
      All contract charges                                   --            853            $119,151           1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --                  --             --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --                  --             --       (38.77)%
      All contract charges                                   --            872            $ 97,762           0.25%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $135.22             --                  --             --        12.86%
      Highest contract charge 1.45% Class B             $121.67             --                  --             --        11.78%
      All contract charges                                   --            919            $113,684           0.00%          --
2011  Lowest contract charge 0.50% Class B              $119.81             --                  --             --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --                  --             --        (6.20)%
      All contract charges                                   --            978            $108,102           0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --                  --             --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --                  --             --        16.00%
      All contract charges                                   --          1,075            $126,366           0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --                  --             --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --                  --             --        56.15%
      All contract charges                                   --          1,128            $114,338           0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --                  --             --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --                  --             --       (47.85)%
      All contract charges                                   --            995            $ 64,569           0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Service Class (n)    $123.06             --                  --             --        16.02%
      Highest contract charge 1.20% Service Class (n)   $120.74             --                  --             --        15.20%
      All contract charges                                   --              4            $    521           0.60%          --
2011  Lowest contract charge 0.50% Service Class (n)    $106.07             --                  --             --        (0.80)%
      Highest contract charge 1.20% Service Class (n)   $104.81             --                  --             --        (1.50)%
      All contract charges                                   --              2            $    187           0.41%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (n)    $106.41            --                   --             --         7.17%
      Highest contract charge 1.20% Service Class (n)   $106.41            --                   --             --         7.17%
      All contract charges                                   --            --              $    52           0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Advisor Class (n)    $119.10            --                   --             --         4.59%
      Highest contract charge 1.20% Advisor Class (n)   $116.86            --                   --             --         3.86%
      All contract charges                                   --            31              $ 3,633           2.52%          --
2011  Lowest contract charge 0.50% Advisor Class (n)    $113.87            --                   --             --        (8.01)%
      Highest contract charge 1.20% Advisor Class (n)   $112.52            --                   --             --        (8.65)%
      All contract charges                                   --            16              $ 1,926          14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (n)    $123.43            --                   --             --        22.88%
      Highest contract charge 1.20% Advisor Class (n)   $123.17            --                   --             --        22.63%
      All contract charges                                   --             4              $   561          11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2012  Lowest contract charge 0.50% Class B              $112.77            --                   --             --        10.31%
      Highest contract charge 1.35% Class B             $106.82            --                   --             --         9.37%
      All contract charges                                   --           208              $22,217           1.35%          --
2011  Lowest contract charge 0.50% Class B              $102.23            --                   --             --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --                   --             --        (4.13)%
      All contract charges                                   --           217              $21,215           1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --                   --             --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --                   --             --         9.12%
      All contract charges                                   --           202              $20,501           1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --                   --             --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --                   --             --        18.56%
      All contract charges                                   --           171              $15,922           4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --                   --             --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --                   --             --       (31.49)%
      All contract charges                                   --           128              $10,137           3.62%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $110.93            --                   --             --        12.28%
      Highest contract charge 1.45% Class B             $104.41            --                   --             --        11.22%
      All contract charges                                   --           333              $34,948           1.44%          --
2011  Lowest contract charge 0.50% Class B              $ 98.80            --                   --             --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --                   --             --        (5.30)%
      All contract charges                                   --           306              $28,988           1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --                   --             --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --                   --             --        10.32%
      All contract charges                                   --           272              $27,184           1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --                   --             --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --                   --             --        21.42%
      All contract charges                                   --           222              $20,037           4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --                   --             --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --                   --             --       (35.96)%
      All contract charges                                   --           143              $10,694           3.46%          --
TARGET 2035 ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $109.83            --                   --             --        13.54%
      Highest contract charge 1.45% Class B             $103.37            --                   --             --        12.46%
      All contract charges                                   --           295              $30,826           1.51%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.70% Class B        $ 95.70            --                   --             --        (5.31)%
      Highest contract charge 1.45% Class B       $ 91.92            --                   --             --        (6.03)%
      All contract charges                             --           258              $23,880           1.44%          --
2010  Lowest contract charge 0.50% Class B        $101.96            --                   --             --        12.16%
      Highest contract charge 1.45% Class B       $ 97.82            --                   --             --        11.09%
      All contract charges                             --           219              $21,513           1.41%          --
2009  Lowest contract charge 0.50% Class B        $ 90.90            --                   --             --        24.93%
      Highest contract charge 1.45% Class B       $ 88.05            --                   --             --        23.74%
      All contract charges                             --           169              $14,876           4.83%          --
2008  Lowest contract charge 0.50% Class B        $ 72.76            --                   --             --       (38.34)%
      Highest contract charge 1.45% Class B       $ 71.16            --                   --             --       (38.94)%
      All contract charges                             --            97              $ 6,992           3.39%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B        $106.39            --                   --             --        14.62%
      Highest contract charge 1.45% Class B       $101.41            --                   --             --        13.75%
      All contract charges                             --           213              $21,756           1.59%          --
2011  Lowest contract charge 0.70% Class B        $ 92.82            --                   --             --        (6.19)%
      Highest contract charge 1.45% Class B       $ 89.15            --                   --             --        (6.90)%
      All contract charges                             --           179              $16,081           1.35%          --
2010  Lowest contract charge 0.50% Class B        $ 99.81            --                   --             --        12.71%
      Highest contract charge 1.45% Class B       $ 95.76            --                   --             --        11.65%
      All contract charges                             --           147              $14,276           1.25%          --
2009  Lowest contract charge 0.50% Class B        $ 88.55            --                   --             --        27.14%
      Highest contract charge 1.45% Class B       $ 85.77            --                   --             --        25.91%
      All contract charges                             --           117              $10,042           4.83%          --
2008  Lowest contract charge 0.50% Class B        $ 69.65            --                   --             --       (41.63)%
      Highest contract charge 1.45% Class B       $ 68.12            --                   --             --       (42.18)%
      All contract charges                             --            69              $ 4,692           2.97%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Class 2 (n)    $118.35            --                   --             --        14.49%
      Highest contract charge 1.20% Class 2 (n)   $116.12            --                   --             --        13.69%
      All contract charges                             --           135              $15,647           6.09%          --
2011  Lowest contract charge 0.70% Class 2 (n)    $103.02            --                   --             --        (1.56)%
      Highest contract charge 1.20% Class 2 (n)   $102.14            --                   --             --        (2.06)%
      All contract charges                             --            65              $ 6,603           5.27%          --
2010  Lowest contract charge 0.90% Class 2 (n)    $104.51            --                   --             --         4.37%
      Highest contract charge 1.20% Class 2 (n)   $104.29            --                   --             --         4.16%
      All contract charges                             --            19              $ 2,035           0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Common
       Shares (u)                                 $ 85.55            --                   --             --         2.59%
      Highest contract charge 1.34% Common
       Shares (u)                                 $ 84.37            --                   --             --         1.72%
      All contract charges                             --           164              $13,909           0.74%          --
2011  Lowest contract charge 0.50% Common
       Shares (u)                                 $ 83.39            --                   --             --       (16.43)%
      Highest contract charge 1.34% Common
       Shares (u)                                 $ 82.94            --                   --             --       (16.86)%
      All contract charges                             --            76              $ 6,314           0.00%          --

   ----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (d)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  (f)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (g)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (h)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (i)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (j)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (k)Units were made available for sale on July 10, 2009
  (l)Units were made available for sale on September 18, 2009.
  (m)Units were made available for sale on September 30, 2009.
  (n)Units were made available on May 3, 2010.
  (o)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (p)Units were made available on September 20, 2010.
  (q)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (r)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (s)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  (t)Units were made available on May 2, 2011.
  (u)Units were made available on May 20, 2011.
  (v)Units were made available on June 8, 2012.
  (w)Units were made available on August 17, 2012.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-137

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============

EQUI-VEST(R) Strategies (Series 901)

A group flexible premium deferred variable annuity contract


PROSPECTUS DATED MAY 1, 2013


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) STRATEGIES?

EQUI-VEST(R) Strategies is a group-deferred annuity contract ("contract") issued by AXA EQUITABLE LIFE INSURANCE COMPANY. Either the plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. EQUI-VEST(R) Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or the account for special dollar cost averaging ("investment options").

This prospectus is a disclosure document and describes all of the certificate's material features, benefits, rights and obligations, as well as other information. The description of the certificate's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST(R) Strategies contract to fund two types of "plans":
Section 403(b) (also referred to as "TSA" plans or contracts) or governmental employer Section 457(b) plans (also referred to as "EDC" plans or contracts) (together "plans"). The EQUI-VEST(R) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The contract may not be available in all states or for both types of plans.


-------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------
 FIXED INCOME
-------------------------------------------------------------------------------------------------
.. American Funds Insurance Series(R)             . EQ/Money Market
  Bond/SM(1)/                                    . EQ/PIMCO Global Real Return/(1)/
.. AXA Conservative Allocation/(2)/               . EQ/PIMCO Ultra Short Bond
.. AXA Conservative-Plus Allocation/(2)/          . EQ/Quality Bond PLUS
.. AXA Conservative Growth Strategy/(3)/          . Invesco V.I. High Yield
.. AXA Conservative Strategy/(3)/                 . Ivy Funds VIP High Income
.. EQ/Core Bond Index                             . Multimanager Core Bond
.. EQ/Franklin Core Balanced                      . Multimanager Multi-Sector Bond
.. EQ/Global Bond PLUS                            . Templeton Global Bond Securities
.. EQ/High Yield Bond/(1)/
.. EQ/Intermediate Government Bond
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------------------------------
.. American Century VP Mid Cap Value              . EQ/T. Rowe Price Growth Stock
.. AXA Aggressive Allocation/(2)/                 . EQ/Templeton Global Equity
.. AXA Moderate-Plus Allocation/(2)/              . EQ/Van Kampen Comstock
.. AXA Moderate Growth                            . Fidelity(R) VIP Contrafund(R)
  Strategies/(3)/                                . Fidelity(R) VIP Equity Income
.. AXA Tactical Manager 400                       . Fidelity(R) VIP Mid Cap
.. AXA Tactical Manager 500                       . Goldman Sachs VIT Mid Cap Value
.. AXA Tactical Manager 2000                      . Invesco V.I. Diversified
.. EQ/AllianceBernstein Dynamic Wealth              Dividend
  Strategies/(3)/                                . Invesco V.I. Mid Cap Core Equity
.. EQ/AllianceBernstein Small Cap Growth          . Invesco V.I. Small Cap Equity
.. EQ/AXA Franklin Small Cap Value Core           . Ivy Funds VIP Energy
.. EQ/BlackRock Basic Value Equity                . Ivy Funds VIP Mid Cap Growth
.. EQ/Boston Advisors Equity Income               . Ivy Funds VIP Small Cap Growth
.. EQ/Calvert Socially Responsible                . MFS(R) Investors Growth Stock
.. EQ/Common Stock Index                          . MFS(R) Investors Trust
.. EQ/Davis New York Venture                      . MFS(R) Technology
.. EQ/Equity 500 Index                            . MFS(R) Utilities
.. EQ/Equity Growth PLUS                          . Multimanager Aggressive Equity
.. EQ/Franklin Templeton Allocation               . Multimanager Large Cap Value
.. EQ/GAMCO Small Company Value                   . Multimanager Mid Cap Growth
.. EQ/JPMorgan Value Opportunities                . Multimanager Mid Cap Value
.. EQ/Large Cap Core PLUS                         . Multimanager Small Cap Growth
.. EQ/Large Cap Growth Index                      . Multimanager Small Cap Value
.. EQ/Large Cap Growth PLUS                       . Multimanager Technology
.. EQ/Large Cap Value Index                       . Oppenheimer Main Street Fund(R)/VA
.. EQ/Large Cap Value PLUS                        . PIMCO VIT CommodityRealReturn(R) Strategy
.. EQ/Lord Abbett Large Cap Core                  . Target 2015 Allocation
.. EQ/Mid Cap Index                               . Target 2025 Allocation
.. EQ/Mid Cap Value PLUS                          . Target 2035 Allocation
.. EQ/Montag & Caldwell Growth                    . Target 2045 Allocation
.. EQ/Morgan Stanley Mid Cap Growth               . Van Eck VIP Global Hard Assets
.. EQ/Mutual Large Cap Equity
.. EQ/Small Company Index
-------------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------------------------------
.. AXA Tactical Manager International             . Invesco V.I. Global Real Estate
.. EQ/Emerging Markets Equity PLUS/(1)/           . Invesco V.I. International Growth
.. EQ/Global Multi-Sector Equity                  . Lazard Retirement Emerging Markets Equity
.. EQ/International Core PLUS                     . MFS(R) International Value
.. EQ/International Equity Index                  . Multimanager International Equity
.. EQ/International Value PLUS
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25/(1)(4)/          . AXA Moderate Allocation/(2)/
.. All Asset Growth - Alt 20/(4)/
.. All Asset Moderate Growth - Alt 15/(1)(4)/
.. AXA Balanced Strategy/(3)/
-------------------------------------------------------------------------------------------------


(1)These new variable investment options will be available on or about May 20, 2013, subject to Regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for more information on these new variable investment options.
(2)The AXA Allocation portfolios.
(3)These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the Personal Income Benefit variable investment options. Please note that they are also available without the Personal Income Benefit. For more information, see "What are your investment options under the contract?" under "Contract features and benefits" later in this prospectus.
(4)Also referred to as an "All Asset" variable investment option in this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                      EV Strategies 901 (IF/NB)
                                                                        #417081

You allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account
A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options -- the AXA Balanced Strategy, the AXA Conservative Growth Strategy, the AXA Conservative Strategy, the AXA Moderate Growth Strategy and the EQ/AllianceBernstein Dynamic Wealth Strategies.

Minimum contribution amounts of $20 may be made under the contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2013, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus


--------------------------------------------------------------------------------


     Index of key words and phrases                                     5
     Who is AXA Equitable?                                              6
     How to reach us                                                    7
     EQUI-VEST(R) Strategies (Series 901) group annuity contract at a
       glance -- key features                                           9


     ---------------------------------------------------------------------
     FEE TABLE
     ---------------------------------------------------------------------

     Examples: EQUI-VEST(R) Strategies contracts                       12
     Condensed financial information                                   13


     ---------------------------------------------------------------------
     1. CONTRACT FEATURES AND BENEFITS
     ---------------------------------------------------------------------
     How you can contribute to your certificate                        14
     How EQUI-VEST(R) Strategies is available                          15
     How contributions can be made                                     15
     What are your investment options under the contract?              15
     Portfolios of the Trusts                                          17
     Selecting your investment method                                  26
     ERISA considerations for employers                                27
     Allocating your contributions                                     27
     Unallocated account                                               29
     Personal Income Benefit                                           29
     Death benefit                                                     35
     Your right to cancel within a certain number of days              36


     ---------------------------------------------------------------------
     2. DETERMINING YOUR CERTIFICATE'S VALUE
     ---------------------------------------------------------------------
     Your account value and cash value                                 37
     Your certificate's value in the variable investment options       37
     Your certificate's value in the guaranteed interest option and
       the account for special dollar cost averaging                   37
     Insufficient account value                                        37


     ---------------------------------------------------------------------
     3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
       OPTIONS
     ---------------------------------------------------------------------
     Transferring your account value                                   38
     Disruptive transfer activity                                      38
     Automatic transfer options                                        39
     Investment simplifier                                             39
     Rebalancing your account value                                    40


-------------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.
When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract holder,"). When we use the word "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

                          CONTENTS OF THIS PROSPECTUS

     ----------------------------------------------------------------------
     4.ACCESSING YOUR MONEY
     ----------------------------------------------------------------------
     Withdrawing your account value                                     41
     How withdrawals are taken from your account value                  45
     Loans                                                              45
     Termination of participation                                       46
     When to expect payments                                            46
     Your annuity payout options                                        47


     ----------------------------------------------------------------------
     5.CHARGES AND EXPENSES
     ----------------------------------------------------------------------
     Charges under the contracts                                        49
     Charges that the Trusts deduct                                     51
     Variations in charges                                              52


     ----------------------------------------------------------------------
     6.PAYMENT OF DEATH BENEFIT
     ----------------------------------------------------------------------
     Your beneficiary and payment of benefit                            53
     How death benefit payment is made                                  53
     Beneficiary continuation option                                    53


     ----------------------------------------------------------------------
     7.TAX INFORMATION
     ----------------------------------------------------------------------
     Tax information and ERISA matters                                  56
     Choosing a contract to fund a retirement arrangement               56
     Special rules for tax-favored retirement plans                     56
     Additional "Saver's Credit" for salary reduction contributions to
       certain plans                                                    56
     Tax-sheltered annuity arrangements (TSAs)                          57
     Distributions from TSAs                                            59
     Public employee deferred compensation plans (EDC Plans)            62
     ERISA matters                                                      65
     Certain rules applicable to plans designed to comply with
       Section 404(c) of ERISA                                          65
     Federal and state income tax withholding and information
       reporting                                                        65
     Federal income tax withholding on periodic annuity payments        66
     Federal income tax withholding on non-periodic annuity
       payments (withdrawals) which are not eligible rollover
       distributions                                                    66
     Mandatory withholding eligible rollover distributions              66
     Impact of taxes to AXA Equitable                                   66


     ----------------------------------------------------------------------
     8.MORE INFORMATION
     ----------------------------------------------------------------------
     About our Separate Account A                                       67
     About the Trusts                                                   67
     About the general account                                          67
     Dates and prices at which certificate events occur                 68
     About your voting rights                                           68
     Statutory compliance                                               69
     About legal proceedings                                            69
     Financial statements                                               69
     Transfers of ownership, collateral assignments, loans, and
       borrowing                                                        69
     Funding changes                                                    69
     Distribution of the contracts                                      69

-------------
APPENDICES
-------------

          I  --  Condensed financial information                     I-1
         II  --  Death benefit example                              II-1
        III  --  State contract availability and/or variations of
                   certain features and benefits                   III-1
         IV  --  Contract variations                                IV-1


        ----------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION
          Table of contents
        ----------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                           PAGE

                account for special dollar cost averaging    26
                account value                                37
                annuity payout options                       46
                AXA Equitable Access Account                 53
                beneficiary                                  53
                beneficiary continuation option              53
                business day                                 68
                cash value                                   37
                certificate                                   1
                contributions                                14
                disruptive transfer activity                 38
                DOL                                          27
                EDC                                           1
                ERISA                                        27
                elective deferral contributions              57
                Guaranteed Annual Withdrawal Amount          30
                guaranteed interest option                   26
                Guaranteed Transfer Withdrawal Rate          30
                Guaranteed Withdrawal Rate                   30
                investment options                            1
                market timing                                38
                maturity date                                48
                Non-Personal Income Benefit account value    37
                Online Account Access                         7


                                                          PAGE

                 partial withdrawals                         42
                 participant                               1, 3
                 participation date                          14
                 participation date anniversary              14
                 participation year                          14
                 Personal Income Benefit                     29
                 Personal Income Benefit charge              51
                 Personal Income Benefit account value       29
                 Personal Income Benefit variable
                   investment options                        29
                 plan operating expense charge               51
                 portfolio                                    2
                 processing office                            7
                 Ratchet Base                                31
                 Required Beginning Date                     64
                 SAI                                          2
                 SEC                                          2
                 salary reduction contributions              56
                 special dollar cost averaging               26
                 TOPS                                         7
                 TSA                                      1, 57
                 Trusts                                   2, 67
                 unit                                        37
                 unit investment trust                       67
                 variable investment options              1, 16


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

Personal Income Benefit account value  Personal Income Benefit Annuity
                                       Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA AND GOVERNMENTAL EMPLOYER EDC LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Loan Repayments Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganchase
  EQUI-VEST Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;


..   the daily unit values for the variable investment options; and

..   the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.


You can also:


..   change your allocation percentages and/or transfer among the Non - Personal
    Income Benefit variable investment options and the guaranteed interest option; and


..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;


..   change your address;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

                             WHO IS AXA EQUITABLE?

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the investment simplifier;

(2)election of the automatic deposit service (TSA certificates only);

(3)election of the rebalancing program;

(4)election of required minimum distribution automatic withdrawal option;

(5)election of Beneficiary continuation option;

(6)transfer/rollover of assets to another carrier;

(7)request for a loan (where plan permits loans);

(8)tax withholding election;

(9)certificate surrender and withdrawal requests;

(10)requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)election to begin withdrawals under the Personal Income Benefit;

(12)requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(13)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)special dollar cost averaging.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)investment simplifier;

(2)rebalancing program;

(3)systematic withdrawals;

(4)the date annuity payments are to begin; and

(5)special dollar cost averaging

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Strategies (Series 901) group annuity contract at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT      EQUI-VEST(R) Strategies' variable investment options invest
MANAGEMENT                   in different portfolios sub-advised by professional
                             investment advisers.
-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS  The variable investment options for which information is provided in this prospectus are available under the
                             contract, subject to state regulatory approval and
                             availability under your employer's plan.
-----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION   .   Principal and interest guarantees
                             .   Interest rates set periodically
-----------------------------------------------------------------------------------------
TAX CONSIDERATIONS           .   No tax on earnings inside the contract until you make
                                 withdrawals from your certificate or receive annuity
                                 payments.
                             ------------------------------------------------------------
                             .   No tax on transfers among investment options inside the
                                 contract.
                             ------------------------------------------------------------
                             Because you are purchasing or contributing to an annuity
                             contract to fund a tax-qualified employer sponsored
                             retirement arrangement, you should be aware that such
                             contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the "Code").
                             Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax
                             deferral meet participant's needs and goals. Employers may also want to consider the relative features, benefits and
                             costs of these contracts with any other investment that
                             participants may use in connection with their retirement
                             plan or arrangement. Depending on the participant's
                             personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum
                             distributions ("RMDs"). (For more information, see "Tax
                             information" later in this prospectus.)
-----------------------------------------------------------------------------------------
PERSONAL INCOME BENEFIT      If available, the Personal Income Benefit guarantees that
                             you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal
                             Amount beginning at age 65 or later and subject to a
                             distributable event. (For example, the plan terminates or
                             when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to
                             begin taking Guaranteed Annual Withdrawal Amount payments
                             while still employed by the employer sponsoring the plan.)
                             Withdrawals of your Guaranteed Annual Withdrawal Amount
                             between the ages of 59 1/2 and 65 are available but will
                             result in a reduced Guaranteed Annual Withdrawal Amount.
                             Withdrawals are taken from your Personal Income Benefit
                             account value and continue during your lifetime even if
                             your Personal Income Benefit account value falls to zero
                             (unless the reduction to zero is caused by a withdrawal
                             that exceeds your Guaranteed Annual Withdrawal Amount).
                             EARLY WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT
                             VALUE OR WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT
                             ACCOUNT VALUE THAT EXCEED YOUR GUARANTEED ANNUAL WITHDRAWAL
                             AMOUNT MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                             THE PERSONAL INCOME BENEFIT. Amounts allocated in
                             connection with the Personal Income Benefit feature are
                             limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the
                             Personal Income Benefit variable investment options to the
                             Non-Personal Income Benefit investment options. For more
                             information, see "Personal Income Benefit" in "Contract
                             features and benefits" later in this prospectus.
-----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         .   $20 (minimum) each contribution
                             .   Maximum contribution limitations apply to all contracts.
                             ------------------------------------------------------------
                             In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST(R) series, EQUI-VEST At
                             Retirement(R) and At Retirement/SM/ contracts with the same participant or owner. Also, we may refuse to accept any
                             contribution if the sum of all contributions under all AXA
                             Equitable annuity accumulation contracts/certificates of
                             which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the
                             contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable
                             investment option to new contributions or transfers. For
                             more information, see "How you can contribute to your
                             certificate" in "Contract features and benefits" later in
                             this prospectus.
-----------------------------------------------------------------------------------------

EQUI-VEST(R) STRATEGIES (SERIES 901) GROUP ANNUITY CONTRACT AT A GLANCE -- KEY
                                   FEATURES

--------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      .   Partial withdrawals
                          .   Loans (if permitted by the plan)
                          .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                              (if you funded the Personal Income Benefit feature)
                          .   Several withdrawal options on a periodic basis
                          .   Certificate surrender

                          Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain
                          withdrawals or if you surrender your certificate. You may
                          also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION  The contract provides a death benefit for the beneficiary.
                          The death benefit is equal to the account value or the
                          standard death benefit, whichever is higher. However, if
                          you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit,
                          whichever is higher.
--------------------------------------------------------------------------------------
PAYOUT OPTIONS            .   Fixed annuity payout options
                          .   Variable Immediate Annuity payout options (described in
                              a separate prospectus for that option)
--------------------------------------------------------------------------------------
ADDITIONAL FEATURES       .   Dollar cost averaging by automatic transfers
                             -- Special dollar cost averaging

                          .   Investment simplifier
                             -- Interest sweep option
                             -- Fixed dollar option

                          .   Rebalancing of your Non-Personal Income Benefit account
                              value (quarterly, semiannually, and annually)

                          .   No charge on transfers among investment options

                          .   Waiver of withdrawal charge under certain circumstances

                          .   Beneficiary continuation option
--------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this prospectus for
                          complete details.
--------------------------------------------------------------------------------------
PARTICIPANT ISSUE AGES    .   18-85
--------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT AS DESCRIBED IN THIS PROSPECTUS. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

EQUI-VEST(R) STRATEGIES (SERIES 901) GROUP ANNUITY CONTRACT AT A GLANCE -- KEY
                                   FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST(R) Strategies certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU
 REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)/(1)/             6.00%

Charge for third-party transfer or direct rollover/(2)/   $65 maximum per participant for each occurance
                                                          currently $25 per participant for each occurance

Plan loan charges/(3)/                                    $25 maximum per loan when loan is made + $6.25 per
                                                          quarter.

Special services charges

  .   Wire transfer charge/(4)/                           $90 (current and maximum)

  .   Express mail charge/(4)/                            $35 (current and maximum)
------------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------
 CHARGES WE PERIODICALLY DEDUCT FROM YOUR ACCOUNT VALUE/(5)/
------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge -- (deducted         The lesser of a current charge of $30 (maximum $65) or
annually from your account value)                         2% of your account value plus any prior withdrawals
                                                          during the participation year./(6)/

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------

Separate Account annual expenses/(7)/                     0% to 1.15% (maximum)

---------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU
 ELECT THE ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------

Enhanced death benefit charge (as a percentage of your
account value) is deducted annually on each
participation date anniversary                            0.15% (maximum)

--------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE EACH YEAR IF YOU
 ELECT THE FOLLOWING BENEFIT
--------------------------------------------------------------------------------------
Personal Income Benefit charge (calculated as a
percentage of your Personal Income Benefit account
value)/(8)/                                             1.00% (current and maximum)

Please see "Personal Income Benefit" in "Contract features and benefits" for more information about this feature, and "Personal Income Benefit charge" in "Charges and expenses" later in this prospectus.
--------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio"
that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the
Trust prospectus for the portfolio.




--------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from             ------ -------
portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses(*)  Lowest Highest
------------------------------------------------------------------------------------------------0.63% -35.18%
-                                                                                               -



Notes:

(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

                                   FEE TABLE

----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  1.44%
----------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.


(1)For some groups, withdrawal charges may be based on contributions withdrawn.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)The charges are expressed on a per plan participant basis.

(4)Unless you specify otherwise, this charge will be deducted from the amount you request.

(5)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your certificate for more information.

(6)If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than a certificate anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(7)These charges compensate us for mortality and expense risks, and administrative and financial accounting expenses we incur under the contract. A portion of this charge is for providing the death benefit. For TSA contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(8)If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.



EXAMPLES: EQUI-VEST(R) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The guaranteed interest option and the account for special dollar cost averaging are not covered in these examples. However, the annual administrative charge, the enhanced death benefit charge, the withdrawal charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the account for special dollar cost averaging. The examples assume the election of the enhanced death benefit.

Both examples below show the expenses a hypothetical participant would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2012, which results in an estimated charge of 0.0765% of account value.


These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio and the AXA Conservative Strategy portfolio, respectively.


---------------------------------------------------------------------------------------------------------------------
                                                                              IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   portfolios                        $929     $1,721    $2,531     $4,136     $383     $1,161    $1,958     $4,035
---------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   portfolios                        $909     $1,663    $2,437     $3,953     $362     $1,100    $1,859     $3,850
---------------------------------------------------------------------------------------------------------------------


The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. Other than the annual administrative charge, the example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before

                                   FEE TABLE
expense limitations). The Non-Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the All Asset Aggressive - Alt 25 portfolio and the EQ/Equity 500 Index and EQ/Small Company Index portfolios respectively.



---------------------------------------------------------------------------------------------------------------------
                                                                              IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   portfolios                       $4,195    $8,255    $10,058   $11,302    $3,836    $8,095    $9,987    $11,300
---------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   portfolios                       $  766    $1,238    $ 1,738   $ 2,522    $  211    $  650    $1,115    $ 2,402
---------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2012.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CERTIFICATE

Payments made to us are called "contributions." We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. Contributions to your certificate are limited. Other than any rollover or direct transfer contributions permitted by your plan, annual additional contributions cannot exceed the applicable limitations under the Internal Revenue Code (the "Code"). We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

--------------------------------------------------------------------------------

THE 12-MONTH PERIOD BEGINNING ON THE PARTICIPATION DATE AND EACH 12-MONTH PERIOD THEREAFTER IS A "PARTICIPATION YEAR." THE "PARTICIPATION DATE" MEANS THE EARLIER OF (A) THE BUSINESS DAY ON WHICH WE ISSUE A CERTIFICATE TO THE PLAN PARTICIPANT UNDER THE EQUI-VEST(R) STRATEGIES CONTRACT AND (B) THE BUSINESS DAY ON WHICH THE FIRST CONTRIBUTION FOR THE PLAN PARTICIPANT IS RECEIVED AT OUR PROCESSING OFFICE. FOR EXAMPLE, IF YOUR PARTICIPATION DATE IS MAY 1, YOUR PARTICIPATION DATE ANNIVERSARY IS APRIL 30.

--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CERTIFICATE AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND THE PERSONAL INCOME BENEFIT FEATURE AT ALL. THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED THE PERSONAL INCOME BENEFIT FEATURE BY ALLOCATING AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.


--------------------------------------------------------------------------------------------------------
 CONTRACT TYPE         SOURCE OF CONTRIBUTIONS                  LIMITATIONS ON CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------
TSA                    .   Employer-remitted employee salary    .   For 2013, maximum amount of
                           reduction and/or various types of        employer and employee contributions
                           employer contributions.                  is generally the lesser of $51,000
                                                                    or 100% of compensation, with
                       .   Additional "catch-up" contributions.     maximum salary reduction
                                                                    contribution of $17,500.
                       .   Only if plan permits, "designated
                           Roth" contributions under Section    .   If employer's plan permits, an
                           402A of the Code.                        individual at least age 50 at any
                                                                    time during 2013 can make up to
                       .   Only if plan permits, direct             $5,500 additional salary reduction
                           plan-to-plan transfers from another      "catch-up" contributions (including
                           403(b) plan or contract exchanges        rollovers from designated Roth
                           from another 403(b) contract under       accounts).
                           the same plan.
                                                                .   All salary reduction contributions
                       .   Only if plan permits, eligible           (whether pre-tax or designated
                           rollover distributions from other        Roth) may not exceed the total
                           403(b) plans, qualified plans,           maximum for the year. (For 2013,
                           governmental employer 457(b) EDC         $17,500 and age 50 catch-up of
                           plans and traditional IRAs.              $5,500).

                                                                .   Rollover or direct transfer
                                                                    contributions after age 70 1/2 must
                                                                    be net of any required minimum
                                                                    distributions.

                                                                .   Different sources of contributions
                                                                    and earnings may be subject to
                                                                    withdrawal restrictions.
--------------------------------------------------------------------------------------------------------
Governmental Employer  .   Employer-remitted employee salary    .   Contributions subject to plan
EDC                        reduction and/or employer                limits. Maximum contribution for
                           contributions.                           2013 is lesser of $17,500 or 100%
                                                                    of includible compensation.
                       .   Additional "age 50 catch-up"
                           contributions.                       .   If plan permits, an individual may
                                                                    make catch-up contributions for 3
                       .   Only if plan permits, "designated        years of service preceding plan
                           Roth" contributions under Sections       retirement age; 2013 maximum is
                           457 and 402A of the Code.                $35,000.

                       .   Only if plan permits, eligible       .   If governmental employer 457(b) EDC
                           rollover distributions from other        plan permits, an individual at
                           governmental employer 457(b) EDC         least age 50 at any time during
                           plans, 403(b) plans, qualified           2013 can make up to $5,500
                           plans and traditional IRAs.              additional salary reduction "catch-
                                                                    up" contributions. This must be
                                                                    coordinated with the "catch-up"
                                                                    contributions for 3 years of
                                                                    service preceding plan retirement
                                                                    age.
--------------------------------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information.


For information on when contributions are credited under your certificate, see "Dates and prices at which certificate events occur" under "More information" later in this prospectus. Please review your certificate for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

HOW EQUI-VEST(R) STRATEGIES IS AVAILABLE


The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder and participants under the plans will be covered by the contract. The minimum issue age for the participant is 18. The maximum issue age is 85.


HOW CONTRIBUTIONS CAN BE MADE

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.


If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your certificate is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR IN "MORE INFORMATION" LATER IN THIS PROSPECTUS."

--------------------------------------------------------------------------------

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the account for special dollar cost averaging available under the investment method you or your employer selects. See "Selecting your investment method" later in this section of the prospectus. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

BY ALLOCATING AT LEAST $1,000 OF YOUR TOTAL CONTRIBUTION OR TRANSFER AMOUNT TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE ACTIVATING THE PERSONAL INCOME BENEFIT FEATURE. THIS IS THE ONLY WAY IN WHICH YOU CAN ACTIVATE THIS BENEFIT. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may

                        CONTRACT FEATURES AND BENEFITS
not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under "Personal Income Benefit."

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

-------------------------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL INCOME      FOR ALLOCATIONS TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                        BENEFIT ACCOUNT VALUE
-------------------------------------------------------------------------------------------
.. Personal Income Benefit AXA Balanced        . AXA Balanced Strategy
  Strategy
.. Personal Income Benefit AXA Conservative    . AXA Conservative Growth Strategy
  Growth Strategy
.. Personal Income Benefit AXA Conservative    . AXA Conservative Strategy
  Strategy
.. Personal Income Benefit AXA Moderate        . AXA Moderate Growth Strategy
  Growth Strategy
.. Personal Income Benefit                     . EQ/AllianceBernstein Dynamic Wealth
  EQ/AllianceBernstein Dynamic Wealth           Strategies
  Strategies
-------------------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING, SUBJECT TO CERTAIN RESTRICTIONS AND YOUR EMPLOYER'S PLAN LIMITATIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of share of portfolios) that pay us higher amounts.


The AXA Allocation portfolios, the AXA Strategic Allocation portfolios and the All Asset portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios, the AXA Strategic Allocation portfolios and the All Asset portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios, the AXA Strategic Allocation portfolios and the All Asset portfolios than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Tactical Manager portfolios, the AXA Allocation portfolios, the AXA Strategic Allocation portfolios, the All Asset portfolios and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your Total account value may rise less than it would have without these defensive actions. If you have the Personal Income Benefit, this strategy may also indirectly suppress the value of the Ratchet Base associated with the Personal Income Benefit.


The investment strategies of the portfolios are designed to reduce the overall volatility of your Total account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract and the value of the Ratchet Base associated with the Personal Income Benefit.


-----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                     INVESTMENT MANAGER
 CLASS B SHARES                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.        .   AXA Equitable Funds
  ALLOCATION/(1)/                                                                Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.        .   AXA Equitable Funds
  ALLOCATION/(1)/                                                                Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,  .   AXA Equitable Funds
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                  Management Group, LLC
  ALLOCATION/(1)/
-----------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and     .   AXA Equitable Funds
  ALLOCATION/(1)/    current income.                                             Management Group, LLC
-----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                        INVESTMENT MANAGER
 CLASS B SHARES                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and        .   AXA Equitable Funds
  ALLOCATION/(1)/    current income, with a greater emphasis on capital             Management Group, LLC
                     appreciation.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   ClearBridge Investments,
                                                                                    LLC
                                                                                .   GCIC US Ltd.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company, L.P.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current income and      .   BlackRock Financial
  BOND               capital appreciation, consistent with a prudent level of       Management, Inc.
                     risk.                                                      .   Pacific Investment
                                                                                    Management Company LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  EQUITY             in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners, LLC
                                                                                .   J. P. Morgan Investment
                                                                                    Management Inc.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   Institutional Capital LLC
                                                                                .   MFS Investment Management
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Knightsbridge Asset
                                                                                    Management, LLC
                                                                                .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                            INVESTMENT MANAGER
 CLASS B SHARES                                                                     (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve a high total return through a                .   Pacific Investment
  MULTI-SECTOR BOND   combination of current income and capital appreciation.           Management Company LLC
                                                                                    .   Post Advisory Group, LLC
                                                                                    .   SSgA Funds Management,
                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL    Seeks to achieve long-term growth of capital with an          .   AXA Equitable Funds
  CAP GROWTH          emphasis on risk-adjusted returns and managing volatility         Management Group, LLC
                      in the Portfolio.                                             .   BlackRock Investment
                                                                                        Management, LLC
                                                                                    .   Lord, Abbett & Co. LLC
                                                                                    .   Morgan Stanley Investment
                                                                                        Management Inc.
                                                                                    .   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL    Seeks to achieve long-term growth of capital with an          .   AXA Equitable Funds
  CAP VALUE           emphasis on risk-adjusted returns and managing volatility         Management Group, LLC
                      in the Portfolio.                                             .   BlackRock Investment
                                                                                        Management, LLC
                                                                                    .   Franklin Advisory
                                                                                        Services, LLC
                                                                                    .   Pacific Global Investment
                                                                                        Management Company
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.                 .   Allianz Global Investors
  TECHNOLOGY                                                                            US LLC
                                                                                    .   AXA Equitable Funds
                                                                                        Management Group, LLC
                                                                                    .   SSgA Funds Management,
                                                                                        Inc.
                                                                                    .   Wellington Management
                                                                                        Company, LLP
------------------------------------------------------------------------------------------------------------------
TARGET 2015           Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION          asset mix. Total return includes capital growth and               Management Group, LLC
                      income.
------------------------------------------------------------------------------------------------------------------
TARGET 2025           Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION          asset mix. Total return includes capital growth and               Management Group, LLC
                      income.
------------------------------------------------------------------------------------------------------------------
TARGET 2035           Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION          asset mix. Total return includes capital growth and               Management Group, LLC
                      income.
------------------------------------------------------------------------------------------------------------------
TARGET 2045           Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION          asset mix. Total return includes capital growth and               Management Group, LLC
                      income.
------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                                INVESTMENT MANAGER
 CLASS IB SHARES                                                                    (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and current income,      .   AXA Equitable Funds
  AGGRESSIVE - ALT    with a greater emphasis on capital appreciation.                  Management Group, LLC
  25/(2)(3)/
------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and current income.      .   AXA Equitable Funds
  ALT 20/(3)/                                                                           Management Group, LLC
------------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and current income,      .   AXA Equitable Funds
  MODERATE GROWTH -   with a greater emphasis on current income.                        Management Group, LLC
  ALT 15/(2)(3)/
------------------------------------------------------------------------------------------------------------------
AXA BALANCED          Seeks long-term capital appreciation and current income       .   AXA Equitable Funds
  STRATEGY/(4)/                                                                         Management Group, LLC
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME        OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE       Seeks current income and growth of          .   AXA Equitable
  GROWTH               capital, with a greater emphasis on             Funds Management
  STRATEGY/(4)/        current income.                                 Group, LLC
-----------------------------------------------------------------------------------------
AXA CONSERVATIVE       Seeks a high level of current income.       .   AXA Equitable
  STRATEGY/(4)/                                                        Funds Management
                                                                       Group, LLC
-----------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Seeks long-term capital appreciation and    .   AXA Equitable
  STRATEGY/(4)/        current income, with a greater emphasis         Funds Management
                       on current income.                              Group, LLC
-----------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER 400          capital with an emphasis on risk-adjusted       L.P.
                       returns and managing volatility in the      .   AXA Equitable
                       Portfolio.                                      Funds Management
                                                                       Group, LLC
                                                                   .   BlackRock
                                                                       Investment
                                                                       Management, LLC
-----------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER 500          capital with an emphasis on risk-adjusted       L.P.
                       returns and managing volatility in the      .   AXA Equitable
                       Portfolio.                                      Funds Management
                                                                       Group, LLC
                                                                   .   BlackRock
                                                                       Investment
                                                                       Management, LLC
-----------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER 2000         capital with an emphasis on risk-adjusted       L.P.
                       returns and managing volatility in the      .   AXA Equitable
                       Portfolio.                                      Funds Management
                                                                       Group, LLC
                                                                   .   BlackRock
                                                                       Investment
                                                                       Management, LLC
-----------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of        .   AllianceBernstein
  MANAGER              capital with an emphasis on risk-adjusted       L.P.
  INTERNATIONAL        returns and managing volatility in the      .   AXA Equitable
                       Portfolio.                                      Funds Management
                                                                       Group, LLC
                                                                   .   BlackRock
                                                                       Investment
                                                                       Management, LLC
-----------------------------------------------------------------------------------------
                       Seeks to achieve total return from long-    .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN term growth of capital and income.              L.P.
  DYNAMIC WEALTH
  STRATEGIES/(4)/
-----------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of        .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN capital.                                        L.P.
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------
EQ/AXA FRANKLIN        Seeks to achieve long-term total return     .   AXA Equitable
  SMALL CAP VALUE      with an emphasis on risk-adjusted returns       Funds Management
  CORE                 and managing volatility in the Portfolio.       Group, LLC
                                                                   .   BlackRock
                                                                       Investment
                                                                       Management, LLC
                                                                   .   Franklin Advisory
                                                                       Services, LLC
-----------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY         secondarily, income.                            Investment
                                                                       Management, LLC
-----------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and           .   Boston Advisors,
  EQUITY INCOME        income to achieve an above-average and          LLC
                       consistent total return.
-----------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital          .   Calvert
  RESPONSIBLE          appreciation.                                   Investment
                                                                       Management Inc.
-----------------------------------------------------------------------------------------
EQ/COMMON STOCK        Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                expenses that approximates the total            L.P.
                       return performance of the Russell 3000
                       Index, including reinvestment of
                       dividends, at a risk level consistent with
                       that of the Russell 3000 Index.
-----------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before      .   AXA Equitable
                      expenses that approximates the total            Funds Management
                      return performance of the Barclays              Group, LLC
                      Intermediate U.S. Government/Credit         .   SSgA Funds
                      Index, including reinvestment of                Management, Inc.
                      dividends, at a risk level consistent with
                      that of the Barclays Intermediate U.S.
                      Government/Credit Index.
--------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK     Seeks to achieve long-term growth of        .   Davis Selected
  VENTURE             capital.                                        Advisers, L.P.
--------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS/(2)/    capital.                                        L.P.
                                                                  .   AXA Equitable
                                                                      Funds Management
                                                                      Group, LLC
                                                                  .   EARNEST Partners,
                                                                      LLC
--------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before      .   AllianceBernstein
                      expenses that approximates the total            L.P.
                      return performance of the S&P 500 Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the S&P
                      500 Index.
--------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH      Seeks to achieve long-term growth of        .   AXA Equitable
  PLUS                capital with an emphasis on risk-adjusted       Funds Management
                      returns and managing volatility in the          Group, LLC
                      Portfolio.                                  .   BlackRock Capital
                                                                      Management, Inc.
                                                                  .   BlackRock
                                                                      Investment
                                                                      Management, LLC
--------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE      Seeks to maximize income while              .   AXA Equitable
  BALANCED            maintaining prospects for capital               Funds Management
                      appreciation with an emphasis on risk-          Group, LLC
                      adjusted returns and managing volatility    .   BlackRock
                      in the Portfolio.                               Investment
                                                                      Management, LLC
                                                                  .   Franklin
                                                                      Advisers, Inc.
--------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Primarily seeks capital appreciation and    .   AXA Equitable
  TEMPLETON           secondarily seeks income.                       Funds Management
  ALLOCATION                                                          Group, LLC
--------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.     .   GAMCO Asset
  COMPANY VALUE                                                       Management, Inc.
--------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and         .   AXA Equitable
                      current income.                                 Funds Management
                                                                      Group, LLC
                                                                  .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   First
                                                                      International
                                                                      Advisors, LLC
                                                                  .   Wells Capital
                                                                      Management, Inc.
--------------------------------------------------------------------------------------------------------
EQ/GLOBAL             Seeks to achieve long-term capital          .   AXA Equitable
  MULTI-SECTOR        appreciation with an emphasis on risk-          Funds Management
  EQUITY              adjusted returns and managing volatility        Group, LLC
                      in the Portfolio.                           .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   Morgan Stanley
                                                                      Investment
                                                                      Management Inc.
--------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD         Seeks to maximize current income.           .   AXA Equitable
  BOND/(2)/                                                           Funds Management
                                                                      Group, LLC
                                                                  .   AXA Investment
                                                                      Managers, Inc.
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                              INVESTMENT MANAGER
 CLASS IB SHARES                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                   AS APPLICABLE)
----------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT BOND     expenses that approximates the total            Funds Management
                      return performance of the Barclays              Group, LLC
                      Intermediate U.S. Government Bond           .   SSgA Funds
                      Index, including reinvestment of                Management, Inc.
                      dividends, at a risk level consistent with
                      that of the Barclays Intermediate U.S.
                      Government Bond Index.
----------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of        .   AXA Equitable
  CORE PLUS           capital with an emphasis on risk-adjusted       Funds Management
                      returns and managing volatility in the          Group, LLC
                      Portfolio.                                  .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   Hirayama
                                                                      Investments, LLC
                                                                  .   WHV Investment
                                                                      Management
----------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX        expenses) that approximates the total           L.P.
                      return performance of a composite index
                      comprised of 40% DJ EURO STOXX 50
                      Index, 25% FTSE 100 Index, 25% TOPIX
                      Index, and 10% S&P/ASX 200 Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      composite index.
----------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to provide current income and long-   .   AXA Equitable
  VALUE PLUS          term growth of income, accompanied by           Funds Management
                      growth of capital with an emphasis on           Group, LLC
                      risk-adjusted returns and managing          .   BlackRock
                      volatility in the Portfolio.                    Investment
                                                                      Management, LLC
                                                                  .   Northern Cross,
                                                                      LLC
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES       appreciation.                                   Investment
                                                                      Management Inc.
----------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Seeks to achieve long-term growth of        .   AXA Equitable
  PLUS                capital with an emphasis on risk-adjusted       Funds Management
                      returns and managing volatility in the          Group, LLC
                      Portfolio.                                  .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   Institutional
                                                                      Capital LLC
----------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before      .   AllianceBernstein
  INDEX               expenses that approximates the total            L.P.
                      return performance of the Russell 1000
                      Growth Index, including reinvestment of
                      dividends at a risk level consistent with
                      that of the Russell 1000 Growth Index.
----------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to provide long-term capital growth   .   AXA Equitable
  PLUS                with an emphasis on risk-adjusted returns       Funds Management
                      and managing volatility in the Portfolio.       Group, LLC
                                                                  .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   Marsico Capital
                                                                      Management, LLC
----------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before      .   SSgA Funds
  INDEX               expenses that approximates the total            Management, Inc.
                      return performance of the Russell 1000
                      Value Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the Russell 1000 Value Index.
----------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                              INVESTMENT MANAGER
 CLASS IB SHARES                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                   AS APPLICABLE)
----------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve long-term growth of        .   AllianceBernstein
  PLUS                capital with an emphasis on risk-adjusted       L.P.
                      returns and managing volatility in the      .   AXA Equitable
                      Portfolio.                                      Funds Management
                                                                      Group, LLC
----------------------------------------------------------------------------------------
EQ/LORD ABBETT        Seeks to achieve capital appreciation and   .   Lord, Abbett &
  LARGE CAP CORE      growth of income with reasonable risk.          Co. LLC
----------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                       Financial
  GROWTH                                                              Services Company
                                                                      d/b/a MFS
                                                                      Investment
                                                                      Management
----------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before      .   SSgA Funds
                      expenses that approximates the total            Management, Inc.
                      return performance of the S&P Mid Cap
                      400 Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the S&P Mid Cap 400 Index.
----------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Seeks to achieve long-term capital          .   AXA Equitable
  PLUS                appreciation with an emphasis on risk-          Funds Management
                      adjusted returns and managing volatility        Group, LLC
                      in the Portfolio.                           .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   Wellington
                                                                      Management
                                                                      Company, LLP
----------------------------------------------------------------------------------------
EQ/MONEY MARKET       Seeks to obtain a high level of current     .   The Dreyfus
                      income, preserve its assets and maintain        Corporation
                      liquidity.
----------------------------------------------------------------------------------------
EQ/MONTAG &           Seeks to achieve capital appreciation.      .   Montag &
  CALDWELL GROWTH                                                     Caldwell, LLC
----------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.            .   Morgan Stanley
  MID CAP GROWTH                                                      Investment
                                                                      Management Inc.
----------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP   Seeks to achieve capital appreciation,      .   AXA Equitable
  EQUITY              which may occasionally be short-term,           Funds Management
                      with an emphasis on risk-adjusted returns       Group, LLC
                      and managing volatility in the portfolio.   .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   Franklin Mutual
                                                                      Advisers, LLC
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.      .   OppenheimerFunds,
  GLOBAL                                                              Inc.
----------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return,       .   Pacific
  REAL RETURN/(2)/    consistent with preservation of capital         Investment
                      and prudent investment management.              Management
                                                                      Company, LLC
----------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of     .   Pacific
  SHORT BOND          traditional money market products while         Investment
                      maintaining an emphasis on preservation         Management
                      of capital and liquidity.                       Company, LLC
----------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income        .   AllianceBernstein
                      consistent with moderate risk to capital.       L.P.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX               (before expenses) the total return of the       L.P.
                      Russell 2000 Index.
----------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK        appreciation and secondarily, income.           Associates, Inc.
----------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Seeks to achieve long-term capital growth   .   AXA Equitable
  EQUITY              with an emphasis on risk-adjusted returns       Funds Management
                      and managing volatility in the Portfolio.       Group, LLC
                                                                  .   BlackRock
                                                                      Investment
                                                                      Management, LLC
                                                                  .   Templeton
                                                                      Investment
                                                                      Counsel, LLC
----------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------
EQ/VAN KAMPEN         Seeks to achieve capital growth and          .   Invesco Advisers,
  COMSTOCK            income.                                          Inc.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                         INVESTMENT MANAGER
 FUNDS) - SERIES II                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is to        .   Invesco Advisers,
  DIVERSIFIED         provide reasonable current income and            Inc.
  DIVIDEND FUND       long-term growth of income and capital.
-----------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total     .   Invesco Advisers,
  REAL ESTATE FUND    return through growth of capital and             Inc.
                      current income.                              .   Invesco Asset
                                                                       Management Limited
-----------------------------------------------------------------------------------------
INVESCO V.I. HIGH     The fund's investment objective is total     .   Invesco Advisers,
  YIELD FUND          return comprised of current income and           Inc.
                      capital appreciation.
-----------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-     .   Invesco Advisers,
  INTERNATIONAL       term growth of capital.                          Inc.
  GROWTH FUND
-----------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-     .   Invesco Advisers,
  CAP CORE EQUITY     term growth of capital.                          Inc.
  FUND
-----------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-     .   Invesco Advisers,
  CAP EQUITY FUND     term growth of capital.                          Inc.
-----------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                INVESTMENT MANAGER
 CLASS II                                                          (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------
AMERICAN CENTURY VP   The fund seeks long-term capital growth.     .   American Century
  MID CAP VALUE FUND  Income is a secondary objective.                 Investment
                                                                       Management, Inc.
-----------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                               INVESTMENT MANAGER
 PORTFOLIO NAME -                                                  (OR SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------
BOND FUND/SM(2)/      The fund's investment objective is to        .   Capital Research
                      provide as high a level of current income        and Management
                      as is consistent with the preservation of        Company,
                      capital.
-----------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                  INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                   SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP       Seeks long-term capital appreciation.        .   Fidelity
  CONTRAFUND(R)                                                        Management and
  PORTFOLIO                                                            Research Company
                                                                       (FMR)
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP       Seeks reasonable income. The fund will       .   Fidelity
  EQUITY-INCOME       also consider the potential for capital          Management and
  PORTFOLIO           appreciation. The fund's goal is to achieve      Research Company
                      a yield which exceeds the composite yield        (FMR)
                      on the securities comprising the Standard
                      & Poors(R) 500 Index (S&P 500(R)).
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP MID   Seeks long-term growth of capital.           .   Fidelity
  CAP PORTFOLIO                                                        Management and
                                                                       Research Company
                                                                       (FMR)
-----------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                  INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                   SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------
TEMPLETON GLOBAL      Seeks high current income, consistent        .   Franklin
  BOND SECURITIES     with preservation of capital. Capital            Advisers, Inc.
  FUND                appreciation is a secondary consideration.
-----------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                                 INVESTMENT MANAGER (OR
 SERVICE SHARES                                                    SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------
GOLDMAN SACHS VIT     Seeks long-term capital appreciation.        .   Goldman Sachs
  MID CAP VALUE FUND                                                   Asset Management,
                                                                       L.P.

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                                 Services Company
  SERIES
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------

 OPPENHEIMER
 VARIABLE ACCOUNT                                          INVESTMENT MANAGER
 FUNDS - SERVICE                                           (OR SUB-ADVISER(S),
 CLASS               OBJECTIVE                             AS APPLICABLE)
-----------------------------------------------------------------------------------------
OPPENHEIMER MAIN     The fund seeks capital appreciation.  .   OFI Global Asset
  STREET FUND(R)/VA                                            Management Inc.
                                                               (Investment Manager)
                                                           .   Oppenheimer Funds, Inc .
                                                               (Sub- Adviser)

----------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                          INVESTMENT MANAGER
 ADVISOR CLASS                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
PIMCO VIT                Seeks maximum real return consistent with prudent  .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                 Management Company LLC
  STRATEGY PORTFOLIO

----------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST                                                                INVESTMENT MANAGER
 - S CLASS                                                                        (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing            .   Van Eck Associates
  HARD ASSETS FUND   primarily in "hard asset" securities. Income is a secondary      Corporation
                     consideration.
----------------------------------------------------------------------------------------------------------------

(1)The AXA Allocation portfolios.
(2)These new variable investment options will be available on or about May 20, 2013, subject to Regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for more information on these new variable investment options.
(3)Also referred to as an "All Asset" variable investment option in this prospectus.
(4)These are the only portfolios available in connection with the Personal Income Benefit. Collectively, we refer to them as the "Personal Income Benefit variable investment options." Please note that they are also available as Non-Personal Income Benefit variable investment options.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the certificate,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


Depending on the year and the state where the contract is issued, your lifetime minimum guaranteed interest rate ranges from 1.00% to 1.50%. For new certificate issued in 2013, the lifetime minimum guaranteed interest rate is 1.00%. The annual minimum guaranteed interest rate for 2013 is the same as your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state.


We reserve the right to limit contributions to the guaranteed interest option. See "Allocating your contributions" later in this section for more information.

There is no market value adjustment deduction in connection with any transfer of account value out of the guaranteed interest option due to changes in interest rates. A withdrawal from the certificate itself, however, may result in a withdrawal charge. For more information, see "Withdrawal charge" under "Charges and expenses" later in this prospectus.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We may pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed rate in effect on the participation date for each of the time periods available will be shown in your certificate. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

SELECTING YOUR INVESTMENT METHOD

Your employer or you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers subject to our rules. Also, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart. You can make transfers subject to our rules.

You may prefer the Maximum investment options choice method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the Maximum transfer flexibility method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

For more information on our rules that apply to transfers, see "Transferring your account value" and "Disruptive transfer activity" under "Transferring your money among investment options" later in this prospectus.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B."

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program).

                        CONTRACT FEATURES AND BENEFITS

However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


-------------------------------------------------------------------------------------------------
 INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------
 A
-------------------------------------------------------------------------------------------------
.. Guaranteed Interest Option
-------------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------------------------------
.. American Century VP Mid Cap Value              . EQ/Small Company Index
.. AXA Aggressive Allocation                      . EQ/T. Rowe Price Growth Stock
.. AXA Moderate-Plus Allocation                   . EQ/Templeton Global Equity
.. AXA Moderate Growth Strategy                   . EQ/Van Kampen Comstock
.. AXA Tactical Manager 400                       . Fidelity(R) VIP Contrafund(R)
.. AXA Tactical Manager 500                       . Fidelity(R) VIP Equity Income
.. AXA Tactical Manager 2000                      . Fidelity(R) VIP Mid Cap
.. EQ/AllianceBernstein Dynamic Wealth            . Goldman Sachs VIT Mid Cap Value
  Strategies                                     . Invesco V.I. Diversified Dividend
.. EQ/AllianceBernstein Small Cap Growth          . Invesco V.I. Mid Cap Core Equity
.. EQ/AXA Franklin Small Cap Value Core           . Invesco V.I. Small Cap Equity
.. EQ/BlackRock Basic Value Equity                . Ivy Funds VIP Energy
.. EQ/Boston Advisors Equity Income               . Ivy Funds VIP Mid Cap Growth
.. EQ/Calvert Socially Responsible                . Ivy Funds VIP Small Cap Growth
.. EQ/Common Stock Index                          . MFS(R) Investors Growth Stock
.. EQ/Davis New York Venture                      . MFS(R) Investors Trust
.. EQ/Equity 500 Index                            . MFS(R) Technology
.. EQ/Equity Growth PLUS                          . MFS(R) Utilities
.. EQ/Franklin Templeton Allocation               . Multimanager Aggressive Equity
.. EQ/GAMCO Small Company Value                   . Multimanager Large Cap Value
.. EQ/JPMorgan Value Opportunities                . Multimanager Mid Cap Growth
.. EQ/Large Cap Core PLUS                         . Multimanager Mid Cap Value
.. EQ/Large Cap Growth Index                      . Multimanager Small Cap Growth
.. EQ/Large Cap Growth PLUS                       . Multimanager Small Cap Value
.. EQ/Large Cap Value Index                       . Multimanager Technology
.. EQ/Large Cap Value PLUS                        . Oppenheimer Main Street Fund(R)/VA
.. EQ/Lord Abbett Large Cap Core                  . PIMCO VIT CommodityRealReturn(R) Strategy
.. EQ/Mid Cap Index                               . Target 2015 Allocation
.. EQ/Mid Cap Value PLUS                          . Target 2025 Allocation
.. EQ/Montag & Caldwell Growth                    . Target 2035 Allocation
.. EQ/Morgan Stanley Mid Cap Growth               . Target 2045 Allocation
.. EQ/Mutual Large Cap Equity                     . Van Eck VIP Global Hard Assets
-------------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------------------------------
.. AXA Tactical Manager International             . Invesco V.I. Global Real Estate
.. EQ/Emerging Markets Equity PLUS                . Invesco V.I. International Growth
.. EQ/Global Multi-Sector Equity                  . Lazard Retirement Emerging Markets Equity
.. EQ/International Core PLUS                     . MFS(R) International Value
.. EQ/International Equity Index                  . Multimanager International Equity
.. EQ/International Value PLUS
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------------------------------
.. All Asset Aggressive - Alt 25                  . AXA Moderate Allocation
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15
.. AXA Balanced Strategy
-------------------------------------------------------------------------------------------------
 B
-------------------------------------------------------------------------------------------------
 FIXED INCOME
-------------------------------------------------------------------------------------------------
.. American Funds Insurance Series(R) Bond/SM/    . EQ/Money Market
.. AXA Conservative Allocation                    . EQ/PIMCO Global Real Return
.. AXA Conservative-Plus Allocation               . EQ/PIMCO Ultra Short Bond
.. AXA Conservative Growth Strategy               . EQ/Quality Bond PLUS
.. AXA Conservative Strategy                      . Invesco V.I. High Yield
.. EQ/Core Bond Index                             . Ivy Funds VIP High Income
.. EQ/Franklin Core Balanced                      . Multimanager Core Bond
.. EQ/ Global Bond PLUS                           . Multimanager Multi-Sector Bond
.. EQ/High Yield Bond                             . Templeton Global Bond Securities
.. EQ/Intermediate Government Bond
.. EQ/Long Term Bond
-------------------------------------------------------------------------------------------------


The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method you choose. Allocations to the guaranteed interest option are limited to no more than 25% of any contribution. Currently, we are relaxing this limitation. If we decide to change our limitations on allocations to the guaranteed interest, we will provide you with notice of at least 45 days. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Also, you may choose special dollar cost averaging (described below) to allocate your contributions under your certificate. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the

                        CONTRACT FEATURES AND BENEFITS
allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the Maximum investment options choice and Maximum transfer flexibility) for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to the those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

-----------------------------------------------------------------------------------------------
 FOR ALLOCATION TO YOUR PERSONAL INCOME         FOR ALLOCATION TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                          BENEFIT ACCOUNT VALUE
-----------------------------------------------------------------------------------------------
.. Personal Income Benefit AX Balanced Strategy  . AXA Balanced Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Growth Strategy
  Growth Strategy
.. Personal Income Benefit AXA Conservative      . AXA Conservative Strategy
  Strategy
.. Personal Income Benefit AXA Moderate Growth   . AXA Moderate Growth Strategy
  Strategy
.. Personal Income Benefit EQ/ AlianceBernstein  . EQ/AllianceBernstein Dynamic Wealth
  Dynamic Wealth Strategies                       Strategies
-----------------------------------------------------------------------------------------------

Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see "Personal Income Benefit" later in this prospectus for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your "Personal Income Benefit account value." Amounts allocated to the other available investment options, or "Non-Personal Income Benefit investment options," will become part of your "Non-Personal Income Benefit account value." We discuss account value in "Determining your certificate's value" later in this prospectus.

SPECIAL DOLLAR COST AVERAGING

Special dollar cost averaging allows you to gradually allocate amounts by periodically transferring approximately the same dollar amount to up to 10 variable investment options you select. Periodic allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.


During the first five participation years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See "How you can contribute to your certificate" in "Contract features and benefits" for details on what contributions are eligible under both governmental employer EDC and TSA contracts.


Contributions into the account may not be transfers from other investment options. Also, on-going payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth participation date anniversary. You may only have one time period in effect at any time and once you select a time period, you may not change it. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by AXA Equitable and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the

                        CONTRACT FEATURES AND BENEFITS
selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

PERSONAL INCOME BENEFIT


This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendices III and IV later in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:


(1)You must be between the ages of 45 and 85.

                                     -AND-

(2)You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See "Personal Income Benefit variable investment options" in "Allocating your contributions" earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Personal Income Benefit Early and Excess withdrawals" below in this section).

                        CONTRACT FEATURES AND BENEFITS

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

..   contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

..   transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

..   any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED TRANSFER WITHDRAWAL RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate ("GTWR") to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST(R) Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15/th/ of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GTWR THAT IS GREATER THAN 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST(R) Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your Personal Income Benefit account value is $1,000.

..   Your Ratchet Base is $1,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1/st/ and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15/th/ of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------
                                                                  PERSONAL
                                                                   INCOME
                                                                  BENEFIT
                                             NEW  TOTAL RATCHET   ACCOUNT
 DATE                          TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
--------------------------------------------------------------------------
Dec. 1                          $1,000   3%  $30   $30   $1,000    $1,000
--------------------------------------------------------------------------

                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                                NEW  TOTAL RATCHET   ACCOUNT
 DATE                          CONTRIBUTION GWR GAWA GAWA  BASE/(*)/  VALUE
-----------------------------------------------------------------------------
Jan. 15                            $200     3%   $6   $36   $1,200    $1,200
-----------------------------------------------------------------------------
Feb. 15                            $200     3%   $6   $42   $1,400    $1,400
-----------------------------------------------------------------------------
Mar. 15                            $200     3%   $6   $48   $1,600    $1,600
-----------------------------------------------------------------------------
Apr. 15                            $200     4%   $8   $56   $1,800    $1,800
-----------------------------------------------------------------------------
May. 15                            $200     4%   $8   $64   $2,000    $2,000
-----------------------------------------------------------------------------
Jun. 15                            $200     4%   $8   $72   $2,200    $2,200
-----------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1/st/ and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1/st/ of each month beginning on January 1/st/. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

----------------------------------------------------------------
                                                        PERSONAL
                                                         INCOME
                                                        BENEFIT
                                   NEW  TOTAL RATCHET   ACCOUNT
 DATE                TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
----------------------------------------------------------------
Dec. 1                $1,000   3%  $30   $30   $1,000    $1,000
----------------------------------------------------------------

                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                     CONTRIBUTION OR  GWR OR    NEW   TOTAL  RATCHET   ACCOUNT
 DATE                   TRANSFER     GTWR/(**)/ GAWA  GAWA   BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Jan. 1                    $100            3%       $3    $33  $1,100    $1,100
-------------------------------------------------------------------------------
Jan. 15                   $200            3%       $6    $39  $1,300    $1,300
-------------------------------------------------------------------------------
Feb. 1                    $100            3%       $3    $42  $1,400    $1,400
-------------------------------------------------------------------------------
Feb. 15                   $200            3%       $6    $48  $1,600    $1,600
-------------------------------------------------------------------------------
Mar. 1                    $100            3%       $3    $51  $1,700    $1,700
-------------------------------------------------------------------------------
Mar. 15                   $200            3%       $6    $57  $1,900    $1,900
-------------------------------------------------------------------------------
Apr. 1                    $100         3.50%    $3.50 $60.50  $2,000    $2,000
-------------------------------------------------------------------------------
Apr. 15                   $200            4%       $8 $68.50  $2,200    $2,200
-------------------------------------------------------------------------------
May 1                     $100         3.50%    $3.50    $72  $2,300    $2,300
-------------------------------------------------------------------------------
May 15                    $200            4%       $8    $80  $2,500    $2,500
-------------------------------------------------------------------------------
Jun. 1                    $100         3.50%    $3.50 $83.50  $2,600    $2,600
-------------------------------------------------------------------------------
Jun. 15                   $200            4%       $8 $91.50  $2,800    $2,800
-------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.
(**)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET


The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.


If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary - December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the participation date anniversary is $3,000.

-----------------------------------------------------------------------------
                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                                  NEW  TOTAL RATCHET ACCOUNT
 DATE                          TRANSFER GTWR/(*)/ GAWA GAWA   BASE    VALUE
-----------------------------------------------------------------------------
Dec. 1                          $1,000     3%     $30   $30  $1,000   $1,000
-----------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
                                                                      PERSONAL
                                                                       INCOME
                                                                      BENEFIT
                                                NEW   TOTAL  RATCHET  ACCOUNT
 DATE                     CONTRIBUTION GWR/(*)/ GAWA  GAWA    BASE   VALUE/(**)/
--------------------------------------------------------------------------------
Jan. 1                        $100        3%       $3    $33 $1,100    $1,100
--------------------------------------------------------------------------------
Feb. 1                        $200        3%       $6    $39 $1,300    $1,280
--------------------------------------------------------------------------------
Mar. 1                        $100        3%       $3    $42 $1,400    $1,100
--------------------------------------------------------------------------------
Apr. 15                       $200      3.5%       $7    $49 $1,600    $1,600
--------------------------------------------------------------------------------
May. 1                        $100      3.5%    $3.50 $52.50 $1,700    $1,760
--------------------------------------------------------------------------------
Jun. 15                       $200      3.5%       $7 $59.50 $1,900    $1,650
--------------------------------------------------------------------------------
Jul. 1                        $100      3.5%    $3.50    $63 $2,000    $2,100
--------------------------------------------------------------------------------
Aug. 15                       $200      3.5%       $7    $70 $2,200    $2,380
--------------------------------------------------------------------------------
Sep. 1                        $100      3.5%    $3.50 $73.50 $2,300    $2,580
--------------------------------------------------------------------------------
Oct. 15                       $200        3%       $6 $79.50 $2,500    $2,860
--------------------------------------------------------------------------------
Nov. 1                        $100        3%       $3 $82.50 $2,600    $2,960
--------------------------------------------------------------------------------

(*)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

(**)The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.


In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

   $82.50 / $2600 = 3.17%

   3.17% x $400 = $12.69

   $82.50 + $12.69 = $95.19

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 591/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers' plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.


Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Please note, payments on a joint life basis are only available for the spouse of a participant as defined under the Federal Defence of Marriage Act. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.


Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 591/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

-----------------------------------------
 PAYMENTS BEGIN AT
        AGE           REDUCTION TO GAWA
-----------------------------------------
      59 1/2                 25%
-----------------------------------------
        60                   25%
-----------------------------------------
        61                   20%
-----------------------------------------
        62                   15%
-----------------------------------------
        63                   10%
-----------------------------------------
        64                   5%
-----------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

-----------------------------------------
 PAYMENTS BEGIN AT
        AGE           INCREASE TO GAWA
-----------------------------------------
        66                  102%
-----------------------------------------
        67                  104%
-----------------------------------------
        68                  106%
-----------------------------------------
        69                  108%
-----------------------------------------
   70 and older             110%
-----------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

                        CONTRACT FEATURES AND BENEFITS

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST(R) Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this prospectus.

You may take your lifetime required minimum distributions ("RMDs") without losing the value of the Personal Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" later in this prospectus.

TRANSFERRING YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

   .   your Non-Personal Income Benefit account value is $5,000;

   .   your Personal Income Benefit account value is $2,960; and

   .   your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

EFFECT OF PERSONAL INCOME BENEFIT EARLY AND EXCESS WITHDRAWALS

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

                                     -OR-

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free

                        CONTRACT FEATURES AND BENEFITS
withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.


Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See "Payment of death benefit" later in this prospectus.


The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

..   your Non-Personal Income Benefit account value is $1,000;

..   your Personal Income Benefit account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the plan sponsor; and

..   you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the "10% free withdrawal amount") Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $15,000;

..   your Ratchet Base is $15,000;

..   your Guaranteed Annual Withdrawal Amount is $450;

..   your 10% free withdrawal amount is $2,000; and

..   you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $12,225;

..   your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

..   your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by
    15.5%).

EFFECT OF YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE FALLING TO ZERO

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

                        CONTRACT FEATURES AND BENEFITS

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   Any death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

..   The charge for the Personal Income Benefit will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see "Loans" in "Accessing your money."

..   Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year.
    Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit.
    See "Effect of Personal Income Benefit Early and Excess withdrawals" above in this section.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your standard death benefit and the enhanced death benefit" later in this prospectus.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your certificate to receive its cash value and your
    Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

..   Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

..   If you have to take all or a portion of a required minimum distribution
    ("RMD") from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your "first withdrawal" for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

..   The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the certificate must be made after the death of the first individual. Accordingly, the Personal Income Benefit feature may have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal
    Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

DEATH BENEFIT

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of
(i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. The standard death benefit is equal to your total contributions and loan repayments (including loan interest paid), less the dollar amount of any loans and adjusted for withdrawals and any withdrawal charges and any taxes that apply.

                        CONTRACT FEATURES AND BENEFITS

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse's contract is issued, and (ii) the "standard death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.


The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)your account value as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix II at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 -$16,000).


Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution ("RMD") requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain enhanced death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see "Tax information" later in this prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund will equal your contributions plus interest. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest). Please see Appendix III for any state variations. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest.

We may require that you wait six months before you apply for a certificate with us again if:

..   you cancel your certificate during the free look period; or

..   you change your mind before you receive your certificate whether we have received your contribution or not.

See Appendix III for any state variations.


In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see "Tax information" later in this prospectus for possible consequences of cancelling your certificate.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your certificate's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value, less:
(i) any applicable withdrawal charges; (ii) the total amount or a pro rata portion of the annual administrative charge; and (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable.

PERSONAL INCOME BENEFIT FEATURE

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your "Personal Income Benefit account value." Your account value that is not associated with that benefit is referred to as your "Non-Personal Income Benefit account value." Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the "Personal Income Benefit variable investment options." Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for details.

YOUR CERTIFICATE'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.


In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.


YOUR CERTIFICATE'S VALUE IN THE GUARANTEED INTEREST OPTION AND THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the guaranteed interest option and the account for special dollar cost averaging at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

INSUFFICIENT ACCOUNT VALUE

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate.
For information about what happens if your Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" in "Contract features and benefits" earlier in this prospectus.

                     DETERMINING YOUR CERTIFICATE'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   If you activated the Personal Income Benefit feature, you may transfer your
    Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in "How you can contribute to your certificate" and "What are your investment options under the contract?" under "Contract features and benefits" earlier in this prospectus.

..   Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the account for special dollar cost averaging and the guaranteed interest option are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

..   If your employer or you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Transfers into the guaranteed interest option would not be permitted if the requested transfer would result in more than 25% of your account value being allocated to the guaranteed interest option, based on your account value of the previous business day. Currently, we are relaxing this limitation. The restriction may or may not apply depending on the withdrawal charge schedule applicable to the group to which the group contract is issued. If we decide to change our limitations on transfers into the guaranteed interest option, we will provide you with notice of at least 45 days.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the certificate number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers or your election to begin receiving Guaranteed Annual withdrawal Amount payments (only if you are making monthly transfers to the Personal Income Benefit variable investment options), or on the date your certificate terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

To be eligible for our rebalancing program, you must have (i) at least $5,000 of Non-Personal Income Benefit account value in the variable investment options for option I, or (ii) at least $5,000 of Non-Personal Income Benefit account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may change your allocation instructions or cancel the program at any time.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST(R) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws. (See "Forfeitures" below and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.) More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

Please see "Insufficient account value" in "Determining your certificate's value" and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

METHOD OF WITHDRAWAL

------------------------------------------------------------------
                                                     LIFETIME
                                                     REQUIRED
                        PARTIAL                      MINIMUM
CONTRACT               WITHDRAWAL     SYSTEMATIC   DISTRIBUTION
------------------------------------------------------------------
TSA                  yes/(1)(2)(3)/ yes/(1)(2)(3)/     yes/(2)(3)/
------------------------------------------------------------------
EDC                  yes/(1)(2)(3)/ yes/(1)(2)(3)/     yes/(2)(3)/
------------------------------------------------------------------

(1)Only if the certificate is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a Required Minimum Distribution ("RMD") withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.


You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from certificate issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.


Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the "catch-up payment").

If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will

                             ACCESSING YOUR MONEY
be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in" Contract features and benefits" earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.


Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See discussion of the 10% free withdrawal amount in "Charges and expenses" later in this prospectus.


SYSTEMATIC WITHDRAWALS

(AVAILABLE FOR NON-PERSONAL INCOME BENEFIT ACCOUNT VALUE ONLY; NOT AVAILABLE IF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE BEING TAKEN THROUGH THE MAXIMUM PAYMENT PLAN OR THE CUSTOMIZED PAYMENT PLAN)



You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed-dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

You may elect systematic withdrawals if:

..   the plan permits it;

..   your certificate is not subject to withdrawal restrictions; and

..   your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

                             ACCESSING YOUR MONEY

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.


You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable, provided you do not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of the certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions discussion in "Tax information" later in this prospectus for your specific type of retirement arrangement.


Currently we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST(R) Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

--------------------------------------------------------------------------------
FOR CERTIFICATES SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE
70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

FOR CERTIFICATES WITH PERSONAL INCOME BENEFIT. For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may also cause a Personal Income Benefit Early withdrawal, if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the Automatic RMD withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.


Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume

                             ACCESSING YOUR MONEY
until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as an Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

..   Personal Income Benefit Account Value = $26,400 (or $30,000 - $3,600)

..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION YEARS) =
    $2,304 (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

..   Personal Income Benefit Account Value = $28,000 (or $30,000 - $2,000)

..   Your Ratchet Base = $60,000

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT PARTICIPATION
    YEAR) = $400 (or $2,400 - $2,000)

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION
    YEARS) = $2,400

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.


HARDSHIP AND UNFORESEEABLE EMERGENCY WITHDRAWALS

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see "Withdrawal restrictions" under "Tax Information" later in this prospectus.

FOR CONTRACTS THAT HAVE ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE

..   The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in "Loans," failure to repay a loan can have substantial tax consequences.

                             ACCESSING YOUR MONEY

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will subtract from your values in the account for special dollar cost averaging.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA certificate directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS
(APPLICABLE TO CONTRACTS ISSUED UNDER NEW PLANS ON OR AFTER OCTOBER 24, 2011 (SUBJECT TO STATE AVAILABILITY). FOR PLANS IN EXISTENCE PRIOR TO OCTOBER 24, 2011, SEE "CONTRACT VARIATIONS" IN APPENDIX IV LATER IN THIS PROSPECTUS.)


If the plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to limits and repayment timeframes under federal income tax rules. Loans are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. We reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.


Your loan is also subject to our rules. We do not permit you to take a loan if the systematic withdrawal or the required minimum distribution automatic withdrawal option is in effect. If you want a loan, you may first have to cancel the withdrawal election. Also, if you have an outstanding loan, we generally do not permit withdrawals or the election of a withdrawal option such as systematic withdrawals or the required minimum distribution automatic withdrawal option. If you want to take a partial withdrawal or elect a withdrawal method, you may first have to repay the loan. See the chart under "Method of withdrawal" in "Accessing your money" earlier in this prospectus.

There may be a limit on the number of loans under an employer's plan. However, we do not permit you to have more than nine loans outstanding (including "takeover loans") at any time. Takeover loans are the result of an employer's transfer of plan assets (and outstanding loans) to the EQUI-VEST(R) Strategies/SM/ (Series 901) contracts.

There are limits on the total unpaid balance of all your outstanding loans under all plans of your employer. The amount available to be borrowed against under your EQUI-VEST(R) Strategies/SM/ (Series 901) contract is reduced by (i) the outstanding loan balance of other loans you have under other funding vehicles under your employer's plan, (ii) the outstanding balance of other loans you have under other plans of your employer, (iii) all or part of a loan you recently repaid; and/or (iv) any loan you ever defaulted on under any of your employer's plans. See "Tax information" later in this prospectus and the loan request form.


Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in your certificate and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.


A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. See "Repaying a loan" below. Also, see "Tax information" later in this prospectus.

LOAN INTEREST. We charge interest on loans under your certificate. The loan interest rate we charge is subject to the terms of your employer's plan. Also, loan interest rates are subject to state requirements. To find out more about current loan interest rates contact the person designated by your employer to answer questions about your plan or your financial professional.

                             ACCESSING YOUR MONEY

HOW LOANS ARE TAKEN FROM YOUR ACCOUNT VALUE. The amount of the loan will be withdrawn from your certificate, but no withdrawal charges will apply. A withdrawal for a loan is also not taken into account in determining the 10% free withdrawal amount. See the discussion of the 10% free withdrawal amount under "Withdrawal charge" in "Charges and expenses" later in this prospectus for more information. On your loan request form, you can specify the investment options from which the loan amount will be taken. If you do not specify, the loan amount will be taken on a pro rata basis from the variable investment options and guaranteed interest option in which you have account value. If there is insufficient value in these investment options, any remaining portion will be deducted from the account for special dollar cost averaging. The number of units in your variable investment options is decreased to reflect a loan.


REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. How you repay a loan (for example, through payroll deduction or by personal check sent to us) and the loan repayment frequency is your employer's choice. Loan repayment may be accelerated on certain events (for example, your retirement or transfer of amounts to another funding vehicle under the plan). In very limited specified circumstances concerning leaves of absence and with the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" later in this prospectus.


LOANS AND THE PERSONAL INCOME BENEFIT. If you activated the Personal Income Benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. If you have Non-Personal Income Benefit account value, you should consider first depleting your Non-Personal Income Benefit account value prior to utilizing the Personal Income Benefit account value. As discussed earlier in this prospectus, loan amounts taken from your Personal Income Benefit account value may significantly reduce the value of the Personal Income Benefit. See "Personal Income Benefit" in "Contract features and benefits" earlier in the prospectus for further information. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.


All loan repayments will be allocated in accordance with the contribution allocation instructions we have on file for you on the date we receive the repayment. Loan amounts repaid in accordance with the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GWR. Loan amounts repaid prior to the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GTWR. Loan repayments will increase your Ratchet Base on a dollar-for-dollar basis. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus an unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See "Distributions from TSAs" in "Tax information" later in this prospectus.


If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated in accordance with your allocation instructions on file.


TERMINATION OF PARTICIPATION

Your participation under the EQUI-VEST(R) Strategies contract may be terminated by us and your account value paid to your employer if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under the Code and the EQUI-VEST(R) Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST(R) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

                             ACCESSING YOUR MONEY

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. Also, certain payout options may not be available in certain states or with certain types of contracts.

Deferred annuity contracts such as EQUI-VEST(R) Strategies provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your certificate is annuitized, your EQUI-VEST(R) Strategies certificate and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Strategies certificate at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Strategies certificate guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth participant date anniversary and at not less than five year intervals after the first change. (Please see your certificate and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract or the annuitant's age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for further information. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

-----------------------------------------------------------------------------------
Fixed annuity payout options              .   Life annuity
                                          .   Life annuity with period certain
                                          .   Life annuity with refund certain
                                          .   Period certain annuity
-----------------------------------------------------------------------------------
Variable Immediate Annuity payout         .   Life annuity
  option (as described in /a/ separate    .   Life annuity with period certain
  prospectus for this option)
-----------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST(R) Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the

                             ACCESSING YOUR MONEY
timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in "Withdrawal charge" under "Charges and Expenses" later in this prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's maturity date. Your certificate's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states. Please see Appendix III later in this prospectus for state variations.

We will send you a notice with your certificate statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers amount the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your certificate will be annuitized automatically using the normal form of annuity payout option. Currently, our normal form of annuity payout option is life annuity with a 10-year period certain.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4)in the case of a period certain annuity, the period selected; and

(5)the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY MATURITY DATE

Your certificate has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the participation date anniversary following the annuitant's 95/th/ birthday. We will send a notice with the annual statement one year prior to the maturity date.

CERTIFICATES WITH PERSONAL INCOME BENEFIT

If you activated the Personal Income Benefit feature, on the certificate's maturity date you may elect:

..   an annuity payout option we are then offering (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value);

..   a lump sum distribution of your account value (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

..   the Personal Income Benefit maturity date annuity benefit (for your
    Personal Income Benefit account value only).

The Personal Income Benefit maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate's maturity date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit maturity date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit maturity date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the maturity date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix III later in this prospectus for the state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER THE CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0% to 1.15% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.15%, 1.10%, 1.00%, 0.90%, 0.80%, 0.70%, 0.60%,
0.50%, 0.25%, 0.10% or zero.

Charges may be based on:

..   the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

..   the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

..   whether we will be the sole contract provider;

..   the level of services provided by your financial professional; and

..   our sales-related expenses.

The charge may also be reduced for plans that reach predetermined levels of plan assets.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last business day of each participation year. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely. See Appendix III later in this prospectus for any state variations on how this charge is deducted.


Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER


We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.


CHARGE FOR ENHANCED DEATH BENEFIT

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. See Appendix III later in this prospectus for any state variations on how the charge for this benefit is deducted.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

                             CHARGES AND EXPENSES

WITHDRAWAL CHARGE

A withdrawal charge of up to 6% may apply as set forth in the contract and participation certificate.

For some groups, the withdrawal charge will apply on a participation year basis, applied to either the amount withdrawn or contributions withdrawn, (depending on the group). The withdrawal charge may also be based on a contract year basis. Under some group contracts, there will be no withdrawal charge. Differences in the basis and period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The basis, period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

The withdrawal charge percentages may be different for certain group contracts.

If you participate in a contract in which the withdrawal charge is based on how long each contribution has been invested, the amount of the withdrawal charge we deduct is equal to a percentage of any contribution withdrawn attributable to contributions made during the current and, for example, five prior participation years measured from the date of the withdrawal. In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed (cash value), or:

..   the 10% free withdrawal amount plus the contributions made before the current and, for example, five prior participation years that have not been previously withdrawn, plus 95% of (a) the remaining account value, minus
    (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.


If you participate in a contract in which the withdrawal charge is determined on a contract year basis rather than a participation year basis, a withdrawal charge will apply to amounts withdrawn from the contract during a period of up to the first five contract years only if: (i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under tax laws, or (ii) the employer withdraws amounts from the contract and either transfers or directly rolls over the amount to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.


If you participate in a contract where the withdrawal charge is determined on a participation year basis, a withdrawal charge will not apply under the circumstances described as follows:

(1)each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

(2)after five participation years and you are at least age 59 1/2; or

(3)you request a refund of an excess contribution within one month of the date on which the contribution is made; or

(4)you die and the death benefit is made available to the beneficiary; or

(5)after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

(6)after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

(7)the amount withdrawn is applied to the election of a life contingent annuity payout option; or

(8)the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

(9)after five participation years, you have reached age 55 and have separated from service; or

(10)The withdrawal is made to satisfy minimum distribution requirements; or

(11)You elect a withdrawal that qualifies as a hardship (or unforeseeable emergency for EDC) withdrawal under the Code; or

(12)If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

(13)You have qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(14)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

(15)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

                             CHARGES AND EXPENSES

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.


   -- (subject to state approval), amounts withdrawn from the Personal Income
      Benefit investment options that are directly rolled over to an EQUI-VEST(R) GWBL Rollover IRA Annuity contract if the plan requires you to take a dstribution due to a separation from service or plan termination.


The withdrawal charge will apply if the condition as described in items 12 through 14 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In addition, particular groups may receive the following waiver:

..   You sever from employment with your employer.

See Appendix III, later in this prospectus for information on state availability and variations with respect to the withdrawal charge.


In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the account for special dollar cost averaging. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).


PERSONAL INCOME BENEFIT CHARGE

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.



LOAN SET-UP CHARGE. A $25 charge will be deducted from your account value at the time a loan is taken. The charge is to compensate us for administrative expenses associated with setting up the loan.


ANNUAL LOAN RECORD-KEEPING CHARGE. A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

                             CHARGES AND EXPENSES

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST(R) Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; and/or permitting additional circumstances under which the withdrawal charge is waived.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT


Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the certificate is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the certificate with your name on it and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

..   Loans will no longer be available.

..   The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

                           PAYMENT OF DEATH BENEFIT

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

..   elect to continue the certificate under the Personal Income Benefit
    Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

..   The charge for the Personal Income Benefit will continue to apply.
    Withdrawal charges will no longer apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" under "Personal Income Benefit in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

..   If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Personal Income Benefit Excess withdrawal.

..   If your beneficiary takes any partial withdrawals from the Personal Income
    Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as

                           PAYMENT OF DEATH BENEFIT

   Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit and
    Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the certificate after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

--------------------------------------------------------------------------------

TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer's plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST(R) Strategies.

CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity's features and benefits, such as EQUI-VEST(R) Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and enhanced death benefits. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

--------------------------------------------------------------------------------
STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($59,000 after cost-of-living adjustment for 2013). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one

                                TAX INFORMATION
plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution including extensions.

TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

--------------------------------------------------------------------------------
THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) Strategies TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) Strategies TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer's plan.


The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2013 is the lesser of $51,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

                                TAX INFORMATION

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $255,000 for 2013. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $17,500 for 2013, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2013 can make up to $5,500 additional salary reduction contributions for 2013.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan;
(iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the

                                TAX INFORMATION
plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. If you have activated the Personal Income Benefit feature, your hardship withdrawal may be a Personal Income Benefit Early withdrawal.

Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same State employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


A recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. Although the transfer would be taxable, it is not clear that withdrawals would be permitted from the designated Roth account under the plan. Additional IRS guidance will be required to implement this provision. See "'In-plan' Roth conversions" below.

Distributions may also be made on termination of the plan.


TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an

                                TAX INFORMATION
exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS FROM TSAS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

                                TAX INFORMATION

You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.


As indicated above under "Exceptions to withdrawal restrictions," a recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. Although the transfer would be taxable, it is not clear that withdrawals would be permitted from the designated Roth account under the plan. Additional IRS guidance will be required to implement this provision.


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

                                TAX INFORMATION

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST(R) Strategies is open only to governmental employer EDC plans, no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. The maximum contribution for 2013 is the lesser of $17,500 or 100% of includible compensation.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $35,000 for 2013.

If the plan permits, an individual at least age 50 at any time during 2013 may be able to make up to $5,500 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.


See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a

                                TAX INFORMATION
designated Roth account under 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.


DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.


If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth account under a governmental employer EDC plan could be made is 2016. Therefore, earnings attributable to a designated Roth account may be includible in income. See the discussion under "Tax-sheltered annuity contracts
(TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.


TAX-DEFERRED ROLLOVERS. A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional
IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income.

LOANS. Same as for TSAs. (See "Loans from TSAs" under "Distributions from TSAs" earlier in this prospectus.)


REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract

                                TAX INFORMATION
benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age
    70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions
-- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR CERTIFICATE BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution (RMD) automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

The IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using

                                TAX INFORMATION
the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) Strategies processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the
Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

                                TAX INFORMATION

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" earlier in this section and "Tax Treatment of Distributions" under "Public employee deferred compensation plans (EDC Plans)" earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.


All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals or for EDC, unforseeable emergency withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse, or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We may invest the assets of Separate Account A in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to limit the number of variable investment options which you may elect.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance

                               MORE INFORMATION
laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 PM, ET on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Contributions made to the special dollar cost averaging program will be credited with the interest rate in effect on the date the first contribution is received by us and allocated to the time period initially selected by you.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

                               MORE INFORMATION

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for the plan.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling

                               MORE INFORMATION
broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.


AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 16.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.70% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or

                               MORE INFORMATION
such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our processing office. At the date of this prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with asset based charges of 0.00%, 0.10%, 0.25%, 0.60%, 0.80%, 1.00%, 1.10% and 1.15% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.60 $119.19 $113.99 $126.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       4       7
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.06 $104.22 $120.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42 $140.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       5       9      19      70     120     155     191
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22 $128.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3      12      24      31      37
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $102.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59 $131.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       4       7      10      28      50      65      79
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $183.99 $201.66 $212.90 $159.75 $185.70 $202.78 $196.64 $212.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      56      60      67      64     113     166     198     223
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $104.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72 $142.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       6      16      35      59     160     246     297     342
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.90 $109.05 $125.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.50 $110.17 $125.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $123.95 $109.88 $125.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.66 $ 92.90 $107.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $179.44 $194.31 $225.25 $123.85 $166.93 $220.99 $218.13 $249.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      11      11      12      10      11      12      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.57 $155.12 $158.27 $189.64 $194.62 $122.36 $157.97 $175.79 $168.80 $190.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1       4       4      12      12      22      40      54      67
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67 $130.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3       8      13      15      17
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       2       3       3       4       4       5       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $206.24 $226.80 $233.16 $130.18 $165.98 $191.06 $190.83 $218.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      65      65      67      57      62      63      58      52
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28 $123.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       3       4       6       7      13      16      17      22
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58 $ 89.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $197.59 $225.93 $235.57 $146.69 $183.42 $208.43 $210.20 $240.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      23      26      28      27      42      54      58      61
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36 $160.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1      11      16      21      29      41      49      48      48
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7       6       8      12      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       8       9      10
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99 $211.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       8      18      37      54      67
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93 $129.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5       7      12      19      23
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.00 $196.10 $258.05 $295.50 $415.87 $175.77 $261.39 $288.71 $250.88 $290.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       2       6       9       9      13      21      27      32
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $151.99 $155.73 $165.32 $170.15 $165.19 $171.04 $178.93 $179.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       3       3       3       3       3       4       5
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93 $119.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       4       5       5       6      10      23      28      30
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $147.18 $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99 $130.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      28      31      36      35      45      47      47      48
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55 $129.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      --      10      14      20      21      36      49      44      46
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.98 $106.52 $109.75 $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85 $120.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       1       1      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       3       5       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1       4       6       9       9      11      14      18      23
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.94 $ 81.41 $ 87.96 $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50 $120.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      --       5      26      26      24      23      24      28      27
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 60.50 $ 59.76 $ 69.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       6      19      20
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.15 $117.09 $122.34 $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       1      13      18      72      61      63      66      65      59
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $124.69 $113.05 $129.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      10      10
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $151.63 $134.16 $159.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      16      25      34
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90 $134.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       1      15      19      24      25      43      54      55      57
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.60 $145.52 $160.54 $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85 $145.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       1       5      16      19      14      31      36      35      35
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.04 $113.89 $130.47 $135.41 $140.86 $142.90 $142.03 $140.88 $139.62 $138.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1      19      26      27      25      23      24      26
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03 $146.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       5       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84 $171.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4      11      27      45      60
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       6       6       6
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       6       8       9
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17 $110.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4       7      15      20      28      27      28
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $164.70 $169.90 $176.45 $163.80 $172.52 $182.03 $183.03 $186.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5       4       6       4       8       9       9      10
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72 $179.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       5       6       7       8      19      26      25      26
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23 $124.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4       4      10      27      45      62
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       3       7       8       8
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.60 $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37 $120.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       4       4       5
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $117.74 $113.43 $130.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       7      16
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $102.89 $102.63 $119.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $112.63 $ 99.51 $112.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $107.80 $ 99.78 $116.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 90.89 $106.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $110.84 $102.45 $129.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------
                                         2003 2004 2005 2006 2007 2008 2009  2010    2011    2012
---------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 95.26 $110.41
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --       3
---------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $109.72 $101.13 $115.51
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1       2
---------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $114.82 $106.39 $116.62
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1       2
---------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $124.50 $122.16 $137.59
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --       1
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $128.73 $115.99 $116.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       2       5
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $106.38 $110.97 $130.46
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       4      18
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 89.94 $101.21
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1       6
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $112.82 $ 99.95 $104.16
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --      --
---------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $113.56 $ 92.25 $111.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        2      12      23
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $111.32 $108.36 $124.49
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        1       5      13
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $119.07 $118.44 $136.95
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1       2
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $115.04 $111.25 $131.01
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --       1
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $119.21 $119.39 $135.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1       3
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $110.95 $117.11 $131.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3       7
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 53.16 $ 62.06 $ 57.71 $ 65.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      19      19      14      14
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04 $155.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       3       3       6      10      13      16
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00 $130.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       4       5       7       8      12      12      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52 $136.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       2       3       4       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81 $127.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       3       3       4       4       4       6       6       7
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35 $155.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       2       2       3       3       5       7       8       9
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $144.66 $157.99 $161.88 $123.02 $134.01 $141.96 $148.19 $154.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       4       4       5       4       5       8      11      16
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84 $122.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       3       2       3       4       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97 $190.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       9      10      13      12      12      13      12      11
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08 $129.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       6       6       6       5       7      10      10      12
------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.64 $105.35 $121.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $123.43 $113.09 $117.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------
                                         2003 2004 2005  2006    2007    2008   2009   2010    2011    2012
-------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $108.47 $115.27 $79.42 $94.68 $103.90 $100.06 $109.93
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --       1      3      6      14      14      16
-------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $109.42 $116.42 $74.97 $91.54 $101.54 $ 96.70 $108.15
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --      1      5      15      19      22
-------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $110.31 $117.39 $72.08 $89.69 $100.20 $ 94.68 $107.07
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --       1      2      4      11      13      15
-------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $111.10 $118.69 $69.01 $87.37 $ 98.09 $ 91.83 $105.04
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --      1      4       7       9      11
-------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     -- $104.51 $102.67 $117.07
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --       1       2
-------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     --      -- $ 83.18 $ 84.99
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --       2       6
-------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.73 $119.82 $115.06 $128.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.35 $104.93 $121.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.38 $121.67 $130.82 $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63 $146.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       2       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.37 $108.00 $110.08 $116.51 $122.65 $108.60 $118.67 $126.66 $128.42 $133.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.36 $111.89 $114.94 $124.39 $130.56 $104.67 $119.17 $129.33 $127.77 $136.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.11 $109.30 $ 82.34 $ 96.11 $105.37 $102.59 $111.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $104.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.19 $120.23 $127.61 $145.39 $153.90 $104.47 $126.77 $140.71 $133.07 $147.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       5       5       6       6
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.56 $ 97.31 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $103.64 $ 99.26 $113.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $105.39 $ 93.80 $107.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.68 $ 87.43 $101.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.84 $120.87 $ 66.73 $ 90.30 $120.02 $118.95 $136.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.50 $ 98.64 $ 65.36 $ 83.39 $103.11 $ 92.77 $107.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.93 $127.54 $130.65 $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47 $157.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.17 $113.20 $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96 $134.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.85 $ 75.08 $ 81.24 $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.17 $107.52 $ 60.28 $ 77.16 $ 89.18 $ 89.43 $102.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.09 $115.07 $117.03 $121.18 $124.31 $112.63 $115.08 $121.12 $126.30 $129.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.46 $ 58.95 $ 77.82 $ 86.53 $ 82.09 $ 91.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.22 $108.06 $ 67.56 $ 84.82 $ 96.77 $ 97.99 $112.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.84 $133.98 $147.58 $160.53 $182.16 $108.22 $137.63 $157.83 $147.32 $167.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.56 $106.18 $ 72.05 $ 93.57 $103.63 $103.19 $114.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       4
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.67 $ 60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.44 $117.75 $139.23 $151.41 $104.46 $147.03 $194.05 $186.34 $218.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.69 $100.53 $109.34 $115.84 $117.53 $124.32 $129.14 $133.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.56 $134.82 $178.13 $242.92 $343.25 $145.67 $217.50 $241.20 $210.44 $244.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $100.44 $107.06 $110.63 $107.84 $112.11 $117.75 $118.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.36 $ 91.97 $107.18 $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76 $111.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.97 $118.10 $ 58.05 $ 73.60 $ 77.24 $ 67.65 $ 78.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.64 $ 96.39 $106.30 $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32 $110.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.51 $108.69 $112.39 $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00 $127.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.76 $ 86.19 $ 91.93 $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.21 $ 58.46 $ 66.85 $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 46.31 $ 51.89 $ 56.29 $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 61.79 $ 61.28 $ 71.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.24 $128.95 $135.28 $163.40 $155.34 $ 88.09 $105.72 $118.77 $112.50 $129.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $127.57 $116.13 $133.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $155.13 $137.81 $164.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.49 $118.33 $125.23 $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17 $144.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.30 $148.09 $164.04 $183.59 $179.75 $108.09 $146.11 $178.03 $160.44 $189.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $100.76 $105.25 $107.20 $106.97 $106.54 $106.01 $105.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.85 $109.97 $118.12 $141.99 $ 94.81 $122.39 $131.79 $134.90 $151.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.44 $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17 $176.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.38 $108.61 $ 66.89 $ 83.28 $ 92.75 $ 88.18 $100.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.91 $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17 $114.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $100.81 $105.12 $ 97.98 $103.61 $109.76 $110.81 $113.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $119.41 $139.82 $145.04 $169.88 $165.93 $108.75 $136.48 $170.86 $163.21 $187.63
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $111.43 $115.29 $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34 $128.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $107.79 $109.56 $ 64.51 $ 83.47 $ 89.69 $ 81.83 $ 97.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $104.88 $120.95 $117.33 $ 73.61 $ 94.05 $107.82 $105.15 $123.90
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $106.39 $102.91 $118.93
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $103.18 $103.33 $120.35
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       2
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $112.95 $100.19 $114.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $108.10 $100.47 $118.14
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 91.51 $107.78
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $109.52 $101.64 $129.29
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 95.50 $111.14
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $110.03 $101.82 $116.77
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $104.77 $ 97.47 $107.28
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $109.11 $107.50 $121.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $128.90 $116.61 $117.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.52 $111.56 $131.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 90.17 $101.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $113.13 $100.63 $105.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $113.71 $ 92.74 $112.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.47 $108.94 $125.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.23 $119.07 $138.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.19 $111.85 $132.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.37 $120.03 $136.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.10 $117.74 $132.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.56 $113.31 $120.59 $126.14 $136.76 $ 99.59 $ 64.15 $ 99.90 $ 93.39 $106.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.11 $114.85 $116.28 $120.06 $126.94 $129.41 $139.47 $147.39 $155.17 $162.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.24 $123.46 $141.82 $176.83 $197.82 $103.86 $134.26 $142.88 $116.60 $136.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.03 $118.45 $126.22 $149.85 $154.53 $ 96.17 $117.57 $132.37 $124.43 $143.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.24 $ 96.99 $104.60 $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41 $133.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.99 $119.18 $127.30 $145.32 $144.72 $ 92.21 $132.45 $164.62 $141.96 $162.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $102.63 $105.59 $ 80.57 $ 88.11 $ 93.72 $ 98.22 $102.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.80 $122.78 $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12 $126.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.68 $173.24 $180.45 $208.48 $187.01 $115.62 $145.43 $180.17 $163.11 $189.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1      --       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.59 $ 93.59 $103.61 $110.62 $130.12 $ 68.52 $108.02 $126.51 $119.81 $135.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.93 $106.07 $123.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $123.78 $113.87 $119.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.60 $115.88 $ 80.16 $ 95.96 $105.72 $102.23 $112.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.56 $117.04 $ 75.68 $ 92.77 $103.33 $ 98.80 $110.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.45 $118.01 $ 72.76 $ 90.90 $101.96 $ 96.73 $109.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



-------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------
                                         2003 2004 2005  2006    2007    2008   2009   2010    2011    2012
-------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $111.24 $119.32 $69.65 $88.55 $ 99.81 $ 93.82 $107.75
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --      --      --
-------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     -- $104.80 $103.37 $118.35
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --      --       1
-------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     --      -- $ 83.39 $ 85.55
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --      --       1
-------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the enhanced death benefit, the death benefit is equal to
(i) your account value, or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value, or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see "Death benefit" under "Contract features and benefits" earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

---------------------------------------------------------------------------------
END OF PARTICIPATION YEAR  ACCOUNT VALUE/(1)/ CONTRIBUTION ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------------
           1                   $105,000/(2)/    $100,000            $100,000
---------------------------------------------------------------------------------
           2                   $115,500/(2)/                        $100,000
---------------------------------------------------------------------------------
           3                   $129,360/(2)/                      $129,360/(2)/
---------------------------------------------------------------------------------
           4                     $103,488                         $129,360/(3)/
---------------------------------------------------------------------------------
           5                     $113,837                         $129,360/(3)/
---------------------------------------------------------------------------------
           6                     $127,497                         $129,360/(3)/
---------------------------------------------------------------------------------
           7                     $127,497                         $129,360/(3)/
---------------------------------------------------------------------------------
           8                   $133,872/(2)/                        $129,360
---------------------------------------------------------------------------------
           9                     $147,259                         $147,259/(4)/
---------------------------------------------------------------------------------

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

                      APPENDIX II: DEATH BENEFIT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


STATES WHERE CERTAIN EQUI-VEST(R) STRATEGIES (SERIES 901) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-----------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of Days" in                                        California and you are age 60 or
            "Contract features and benefits"                                    older at the time the
                                                                                certificate is issued, you may
                                                                                return your variable annuity
                                                                                certificate within 30 days from
                                                                                the date you receive it and
                                                                                receive a refund as described
                                                                                below:

                                                                                If you allocate your entire
                                                                                initial contribution to the
                                                                                EQ/Money Market option (and/or
                                                                                guaranteed interest option), the
                                                                                amount of your refund will be
                                                                                equal to your contribution less
                                                                                interest, unless you make a
                                                                                transfer, in which case the
                                                                                amount of your refund will be
                                                                                equal to your account value on
                                                                                the date we receive your request
                                                                                to cancel at our processing
                                                                                office. This amount could be
                                                                                less than your initial
                                                                                contribution. If you allocate
                                                                                any portion of your initial
                                                                                contribution to the variable
                                                                                investment options (other than
                                                                                the EQ/Money Market option),
                                                                                your refund will be equal to
                                                                                your account value on the date
                                                                                we receive your request to
                                                                                cancel at our processing office.

            See "Withdrawal charge" in the    All contract types                Waiver (14) is not available.
            "Charges under the contracts"
            section under "Charges and
            expenses"
-----------------------------------------------------------------------------------------------------------------
FLORIDA     See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of days" in                                        Florida and you are age 65 or
            "Contract features and benefits"                                    older at the time the
                                                                                certificate is issued, you may
                                                                                cancel your certificate and
                                                                                return it to us within 21 days
                                                                                from the date that you receive
                                                                                it. You will receive an
                                                                                unconditional refund equal to
                                                                                the cash surrender value
                                                                                provided in the certificate,
                                                                                plus any fees or charges
                                                                                deducted from the contributions
                                                                                or imposed under the certificate.
-----------------------------------------------------------------------------------------------------------------


                                     III-1

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------
FLORIDA                                                                            If you reside in the state of
(CONTINUED)                                                                        Florida and you are age 64 or
                                                                                   younger at the time the
                                                                                   certificate is issued, you may
                                                                                   cancel your certificate and
                                                                                   return it to us within 14 days
                                                                                   from the date that you receive
                                                                                   it. You will receive an
                                                                                   unconditional refund equal to
                                                                                   your contributions, including
                                                                                   any fees or charges.

               See "Withdrawal charge" in "      All contract types                If you are age 65 or older at
               Charges and expenses"                                               the time your certificate is
                                                                                   issued, the applicable
                                                                                   withdrawal charge will not
                                                                                   exceed 10% of the amount
                                                                                   withdrawn. In addition, no
                                                                                   charge will apply after the end
                                                                                   of the 10th participation year
                                                                                   or 10 years after a contribution
                                                                                   is made, whichever is later.
--------------------------------------------------------------------------------------------------------------------
ILLINOIS       Notice to all Illinois contract   All contract types                Illinois law provides that a
               owners                                                              spouse in a civil union and a
                                                                                   spouse in a marriage are to be
                                                                                   treated identically. For
                                                                                   purposes of your contract, when
                                                                                   we use the term ''married'', we
                                                                                   include ''parties to a civil
                                                                                   union'' and when we use the word
                                                                                   ''spouse'' we include ''parties
                                                                                   to a civil union''. While civil
                                                                                   union spouses are afforded the
                                                                                   same rights as married spouses
                                                                                   under Illinois law, tax-related
                                                                                   advantages such as spousal
                                                                                   continuation are derived from
                                                                                   federal tax law. Illinois' Civil
                                                                                   Union Law does not and cannot
                                                                                   alter federal law. The federal
                                                                                   Defense of Marriage Act excludes
                                                                                   civil unions and civil union
                                                                                   partners from the meaning of the
                                                                                   word ''marriage'' or ''spouse''
                                                                                   in all federal laws. Therefore,
                                                                                   a civil union spouse does not
                                                                                   qualify for the same tax
                                                                                   advantages provided to a married
                                                                                   spouse under federal law,
                                                                                   including the tax benefits
                                                                                   afforded to the surviving spouse
                                                                                   of an owner of an annuity
                                                                                   contract or any rights under
                                                                                   specified tax-favored savings or
                                                                                   retirement plans or arrangements.
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS  See "Annual administrative        All contract types                The annual administrative charge
               charge" in the "Charges under                                       will not be deducted from
               the contracts" section under                                        amounts allocated to the
               "Charges and expenses"                                              guaranteed interest option.

               See "Withdrawal charge" in the                                      Waivers (12), (13), and (14) are
               "Charges under the contracts"                                       not available.
               section under "Charges and
               expenses"
--------------------------------------------------------------------------------------------------------------------


                                     III-2

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE  See "Withdrawal charge" in the    All contract types                Waiver (14) regarding the
               "Charges under the contracts"                                       definition of a nursing home is
               section under "Charges and                                          changed to: A nursing home for
               expenses"                                                           this purpose means one that is
                                                                                   (a) approved by Medicare as a
                                                                                   provider of skilled nursing care
                                                                                   service, or qualified to receive
                                                                                   approval of Medicare benefits,
                                                                                   or (b) operated pursuant to law
                                                                                   as a skilled nursing care
                                                                                   service. The second bulleted
                                                                                   item under Waiver (14) in this
                                                                                   section is revised as follows:

                                                                                   .   it provides continuous room
                                                                                       and board
--------------------------------------------------------------------------------------------------------------------
NEW YORK       See "Your annuity payout          TSA 403(b) contracts              The fixed life annuity and
               options" under "Accessing your                                      Variable Immediate Annuity pay-
               money"                                                              out options are not available.
               See "Selecting an annuity payout  TSA 403(b) contracts              The maximum maturity date is the
               option" in the "Accessing your                                      contract date anniversary that
               money" section.                                                     follows the annuitant's 90th
                                                                                   birthday.

                                                                                   In the fifth paragraph in this
                                                                                   section, the second line in the
                                                                                   paragraph "(1) the amount
                                                                                   applied to purchase the
                                                                                   annuity;" is deleted in its
                                                                                   entirety and \replaced with the
                                                                                   following:

                                                                                   (1) The amount applied to
                                                                                   provide the annuity will be: (a)
                                                                                   the account value for any life
                                                                                   annuity form or (b) the cash
                                                                                   value for any period certain
                                                                                   annuity form except that, if the
                                                                                   period certain is more than five
                                                                                   years, the amount applied will
                                                                                   be no less than 95% of the
                                                                                   account value.

               See "Charge for third-party       TSA 403(b) contracts              The charge for third-party
               transfer or rollover" in the                                        transfer or rollover will not be
               "Charges and expenses" section.                                     deducted from amounts allocated
                                                                                   to the guaranteed interest
                                                                                   option.

               See "Annual administrative        TSA 403(b) contracts              The annual administrative charge
               charge" in the "Charges under                                       will not be deducted from
               the contracts" section under                                        amounts allocated to the
               "Charges and expenses"                                              guaranteed interest option.

                                                                                   The maximum charge for the
                                                                                   annual administrative charge is
                                                                                   $30.

               See "Charge for enhanced death    TSA 403(b) contracts              The charge for the enhanced
               benefit" in the "Charges under                                      death benefit, if elected, will
               the contracts" section under                                        not be deducted from amounts
               "Charges and expenses"                                              allocated to the guaranteed
                                                                                   interest option.
--------------------------------------------------------------------------------------------------------------------


                                     III-3

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Withdrawal charge" in the    TSA 403(b) contracts              Waiver (12) is revised as
(CONTINUED)   "Charges under the contracts"                                       follows: You have qualified to
              section under "Charges and                                          receive Social Security
              expenses"                                                           disability benefits as certified
                                                                                  by the Social Security
                                                                                  Administration or you are
                                                                                  totally disabled. Total
                                                                                  disability is your incapacity,
                                                                                  resulting from injury or
                                                                                  disease, to engage in any
                                                                                  occupation for remuneration or
                                                                                  profit. Such total disability
                                                                                  must be certified as having been
                                                                                  continuous for a period of at
                                                                                  least six months prior to notice
                                                                                  of claim and you must continue
                                                                                  to be deemed totally disabled.

                                                                                  Written notice of claim must be
                                                                                  given to us during your lifetime
                                                                                  and during the period of total
                                                                                  disability prior to each
                                                                                  withdrawal. Along with the
                                                                                  Notice of Claim, you must submit
                                                                                  acceptable proof of disability.
                                                                                  Such proof of disability must be
                                                                                  either (a) evidence of Social
                                                                                  Security disability
                                                                                  determination or (b) a statement
                                                                                  from an independent U.S.
                                                                                  licensed physician stating that
                                                                                  you meet the definition of total
                                                                                  disability as stated above. Such
                                                                                  certification must be
                                                                                  resubmitted every 12 months.
                                                                                  Failure to furnish proof of
                                                                                  disability within the required
                                                                                  time will not reduce any claim
                                                                                  if it was not reasonably
                                                                                  possible to give proof within
                                                                                  such time. Such proof must be
                                                                                  furnished as soon as reasonably
                                                                                  possible and in no event, except
                                                                                  in the absence of legal
                                                                                  capacity, later than one year
                                                                                  from the time proof is otherwise
                                                                                  required.
-------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  All contract types                To exercise your cancellation
              a certain number of dates" in                                       right, you must return the
              "Contract features and benefits"                                    certificate directly to our
                                                                                  processing office within 20 days
                                                                                  after you receive it.
-------------------------------------------------------------------------------------------------------------------
OREGON        See "Selecting an annuity payout  All contract types                You can choose the date annuity
              option" in the "Your annuity                                        payments are to begin, but it
              payout options" section under                                       may not be prior to the date
              "Accessing your money"                                              withdrawal charges no longer
                                                                                  apply.

              See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
              money"                                                              Internal Revenue Code limits may
                                                                                  result in adverse tax
                                                                                  consequences. Please consult
                                                                                  your tax adviser before taking a
                                                                                  loan that exceeds the Internal
                                                                                  Revenue Code limits.

              See "Charge for third-party       All contract types                The 3rd sentence in this
              transfer or rollover" in the                                        paragraph is replaced with the
              "Charges and expenses" section.                                     following: The maximum charge is
                                                                                  $25 per occurrence per
                                                                                  participant.
-------------------------------------------------------------------------------------------------------------------


                                     III-4

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA  See "Loans" under "Accessing      All contract types                Taking a loan in excess of
              your money"                                                         Internal Revenue Code limits may
                                                                                  result in adverse tax
                                                                                  consequences. Please consult
                                                                                  your tax adviser before taking a
                                                                                  loan that exceeds the Internal
                                                                                  Revenue Code limits.

              See "Withdrawal charge" in the    All contract types                The first sentence in Waiver
              "Charges under the contracts"                                       (14) is replaced with the
              section under "Charges and                                          following:
              expenses"
                                                                                  You have been confined to a
                                                                                  nursing home FOR UP TO A 90 DAY
                                                                                  PERIOD (or such other period, if
                                                                                  required in your state) as
                                                                                  verified by a licensed
                                                                                  physician. This 90-day period,
                                                                                  also known as an "elimination
                                                                                  period" may be satisfied by
                                                                                  confinement in one or more
                                                                                  nursing home facilities, subject
                                                                                  to the terms and conditions of
                                                                                  this contract. A new elimination
                                                                                  period will be applied only if
                                                                                  more than six months have
                                                                                  elapsed since the previous
                                                                                  confinement or if the
                                                                                  confinement is due to a new or
                                                                                  non-related cause.
RHODE ISLAND  See "Your right to cancel within  All contract types                To exercise your cancellation
              a certain number of dates" in                                       right, you must return the
              "Contract features and benefits"                                    certificate directly to our
                                                                                  processing office within 20 days
                                                                                  after you receive it.
-------------------------------------------------------------------------------------------------------------------
TEXAS         See "Separate account annual      For TSA participants who are      Total Separate Account annual
              expenses" and "Portfolio          employees of Texas public higher  expenses and total annual
              operating expenses expressed as   education and participate in the  expenses of the Trusts when
              an annual percentage of daily     Texas Optional Retirement         added together are not permitted
              net assets" in the "Fee table"    Program (ORP)                     to exceed 2.75%.

              See "How you can contribute to    TSA 403(b) Contracts              The $2,500,000 limitation on the
              your certificate " in "Contract                                     sum of all contributions under
              features and benefits"                                              all AXA Equitable annuity
                                                                                  accumulating contracts with the
                                                                                  same owner or annuitant does not
                                                                                  apply.

              See "What are your investment     For TSA participants who are      Unavailable variable investment
              options under the contract" in    employees of Texas public higher  options: The variable investment
              "Contract features and benefits"  education and participate in the  options that invest in
                                                Texas Optional Retirement         portfolios of the unaffiliated
                                                Program (ORP)                     trusts are not available.

              See "Personal Income Benefit" in  For TSA participants who are      The Personal Income Benefit
              "Contract features and benefits"  employees of Texas public higher  feature is not available.
                                                education and participate in the
                                                Texas Optional Retirement
                                                Program (ORP)

              See "Withdrawing your account     For TSA participants who are      For participants in a Texas
              value" in "Accessing your money"  employees of Texas public higher  Optional Retirement Program education and participate in the  (ORP), Texas law permits
                                                Texas Optional Retirement         withdrawals only after one of
                                                Program (ORP)                     the following distributable
                                                                                  events:
                                                                                  .   separation from service from
                                                                                      all Texas public higher
                                                                                      education employment; or
                                                                                  .   age 70 1/2.
-------------------------------------------------------------------------------------------------------------------


                                     III-5

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------
TEXAS        See "Annual Administrative        All contract types                To make a withdrawal, your
(CONTINUED)  charge" in the "Charges under                                       employer must approve the
             the contracts" section under                                        request. If a distributable
             "Charges and expenses"                                              event occurs prior to your being
                                                                                 vested, any amounts provided by
                                                                                 an employer's first-year
                                                                                 matching contribution will be
                                                                                 refunded to the employer. Loans
                                                                                 and hardship withdrawals are not
                                                                                 available.

                                                                                 The annual administrative charge
                                                                                 will never be greater than
                                                                                 $50.00 and will not be deducted
                                                                                 from amounts allocated to the
                                                                                 guaranteed interest option.

                                                                                 Taking a loan in excess of the
                                                                                 Internal Revenue Code limits may
                                                                                 result in adverse tax
                                                                                 consequences. Please consult
                                                                                 your tax adviser before taking a
                                                                                 loan that exceeds the Internal
                                                                                 Revenue Code limits.
             See "Loans" in "Accessing your    All contract types
             money"
------------------------------------------------------------------------------------------------------------------
VERMONT      See "Loans" under "Accessing      All contract types                Taking a loan in excess of
             your money"                                                         Internal Revenue Code limits may
                                                                                 result in adverse tax
                                                                                 consequences. Please consult
                                                                                 your tax adviser before taking a
                                                                                 loan that exceeds the Internal
                                                                                 Revenue Code limits.
------------------------------------------------------------------------------------------------------------------
WASHINGTON   See "Annual Administrative        All contract types                The annual administrative charge
             charge" in the "Charges under                                       will not be deducted from
             the contracts" section under                                        amounts allocated to the
             "Charges and expenses"                                              guaranteed interest option.

             See "Withdrawal Charge" in the    All contract types                Waiver (12) is revised as
             "Charges under the contract"                                        follows: You have qualified to
             section under "Charges and                                          receive Social Security
             expenses"                                                           disability benefits as certified
                                                                                 by the Social Security
                                                                                 Administration or you are
                                                                                 totally disabled. Total
                                                                                 disability is your incapacity,
                                                                                 resulting from injury or
                                                                                 disease, to engage in any
                                                                                 occupation for remuneration or
                                                                                 profit. Such total disability
                                                                                 must be certified as having been
                                                                                 continuous for a period of at
                                                                                 least six months prior to notice
                                                                                 of claim and you must continue
                                                                                 to be deemed totally disabled.
------------------------------------------------------------------------------------------------------------------

                                     III-6

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------
WASHINGTON                                                                       Written notice of claim must be
(CONTINUED)                                                                      given to us during your lifetime
                                                                                 and during the period of total
                                                                                 disability prior to each
                                                                                 withdrawal. Along with the
                                                                                 Notice of Claim, you must submit
                                                                                 acceptable proof of disability.
                                                                                 Such proof of disability must be
                                                                                 either (a) evidence of Social
                                                                                 Security disability
                                                                                 determination or (b) a statement
                                                                                 from an independent U.S.
                                                                                 licensed physician stating that
                                                                                 you meet the definition of total
                                                                                 disability as stated above. Such
                                                                                 certification must be
                                                                                 resubmitted every 12 months.
                                                                                 Failure to furnish proof of
                                                                                 disability within the required
                                                                                 time will not reduce any claim
                                                                                 if it was not reasonably
                                                                                 possible to give proof within
                                                                                 such time. Such proof must be
                                                                                 furnished as soon as reasonably
                                                                                 possible and in no event, except
                                                                                 in the absence of legal
                                                                                 capacity, later than one year
                                                                                 from the time proof is otherwise
                                                                                 required.

                                                                                 Waiver (14) regarding the
                                                                                 definition of a nursing home is
                                                                                 deleted, and replaced with

                                                                                 "A nursing home for this purpose
                                                                                 means any home, place, or
                                                                                 institution which operates or
                                                                                 maintains facilities providing
                                                                                 convalescent or chronic care, or
                                                                                 both, for a period in excess of
                                                                                 twenty-four consecutive hours
                                                                                 for three or more patients not
                                                                                 related by blood or marriage to
                                                                                 the operator, who by reasons of
                                                                                 illness or infirmity, are unable
                                                                                 to properly care for themselves
                                                                                 and as further defined in RCW
                                                                                 18.51.010"
------------------------------------------------------------------------------------------------------------------

                                     III-7

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix IV: Contract variations

--------------------------------------------------------------------------------

You should note that your contract's options, features and charges may vary from what is described in this prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix III earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
Prior to October 25, 2011 Loans                     For plans in existence
                                                    prior to October 25,
                                                    2011, the "Loans"
                                                    section in "Accessing
                                                    your money" is deleted
                                                    in its entirely and
                                                    replaced with the
                                                    following:

                                                    If the Plan permits,
                                                    loans are available
                                                    under a 403(b) plan or
                                                    governmental employer
                                                    457(b) EDC plan. Loans
                                                    are subject to federal
                                                    income tax limits and
                                                    are also subject to the
                                                    limits of the Plan. The
                                                    loan rules under ERISA
                                                    may apply to plans not
                                                    sponsored by a
                                                    governmental employer.
                                                    Federal income tax rules
                                                    apply to all plans, even
                                                    if the plan is not
                                                    subject to ERISA. You
                                                    may borrow against your
                                                    account value only under
                                                    a TSA contract or a
                                                    contract issued under a
                                                    governmental employer
                                                    457(b) EDC plan. Loans
                                                    under tax-exempt
                                                    employer EDC plans are
                                                    not available. We do not
                                                    permit loans under any
                                                    contract when the
                                                    required minimum
                                                    distribution automatic
                                                    withdrawal option has
                                                    been elected.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    Before we make a loan,
                                                    you must properly
                                                    complete and sign a loan
                                                    request form. Generally,
                                                    the approval of the
                                                    employer, its delegate
                                                    or Plan Administrator
                                                    must also be
                                                    demonstrated. Loan
                                                    processing may not be
                                                    completed until we
                                                    receive all information
                                                    and approvals required
                                                    to process the loan at
                                                    our processing office.
                                                    Please note that if we
                                                    receive a properly
                                                    completed and signed
                                                    loan request form (and
                                                    any other information
                                                    necessary to complete
                                                    the loan transaction) at
                                                    our processing office on
                                                    a business day prior to
                                                    the 27th of the month,
                                                    your loan transaction
                                                    will be effective on
                                                    that business day. If we
                                                    receive a properly
                                                    completed and signed
                                                    loan request form (and
                                                    any other information
                                                    necessary to complete
                                                    the loan transaction) at
                                                    our processing office on
                                                    a business day that is
                                                    on the 27th of the month
                                                    or later, your loan will
                                                    be processed on the
                                                    first business day of
                                                    the month following the
                                                    date it was received. In
                                                    the case of certain TSA
                                                    contracts subject to
                                                    ERISA, the written
                                                    consent of your spouse
                                                    will be required to
                                                    obtain a loan and the
                                                    Plan Administrator needs
                                                    to sign the loan form.
                                                    In the case of
                                                    governmental employer
                                                    EDC contracts, the loan
                                                    must be approved by the
                                                    contract owner;
                                                    generally, your
                                                    employer, plan trustee,
                                                    or the Plan
                                                    Administrator as
                                                    authorized under the
                                                    governmental employer
                                                    plan. Please see the
                                                    loan provisions stated
                                                    in the contract and read
                                                    the terms and conditions
                                                    in the loan request form
                                                    carefully and consult
                                                    with a tax advisor
                                                    before taking a loan.
                                                    Also, see Appendix III
                                                    earlier in this
                                                    prospectus for any state
                                                    rules that may affect
                                                    loans from a TSA or
                                                    governmental employer
                                                    EDC contract.

                                                    We permit only one loan
                                                    to be outstanding at any
                                                    time.

                                                    A loan will not be
                                                    treated as a taxable
                                                    distribution unless:

                                                    .   it exceeds limits of
                                                        federal income tax
                                                        rules; or
                                                    .   interest and
                                                        principal are not
                                                        paid when due; or
                                                    .   in some instances,
                                                        service with the
                                                        employer terminates.

                                                    Taking a loan in excess
                                                    of the Internal Revenue
                                                    Code limits may result
                                                    in adverse tax
                                                    consequences.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    The tax consequences of
                                                    failure to repay a loan
                                                    when due are
                                                    substantial, and may
                                                    result in severe
                                                    restrictions on your
                                                    ability to borrow
                                                    amounts under any plans
                                                    of your employer in the
                                                    future.

                                                    LOAN RESERVE ACCOUNT. On
                                                    the date your loan is
                                                    processed, we will
                                                    transfer to a "loan
                                                    reserve account" an
                                                    amount equal to the sum
                                                    of (a) and (b), where
                                                    (a) is the loan amount
                                                    (which will earn
                                                    interest at the "loan
                                                    reserve account rate"
                                                    while your loan is
                                                    outstanding), and (b) is
                                                    10% of the loan amount
                                                    (which will earn
                                                    interest at the
                                                    guaranteed interest rate
                                                    while your loan is
                                                    outstanding). You may
                                                    not make any partial
                                                    withdrawals or transfers
                                                    among investment options
                                                    or other transaction
                                                    from the loan reserve
                                                    account until after
                                                    repayment of the
                                                    principal amount then
                                                    due. You may specify on
                                                    the loan request form
                                                    from which investment
                                                    option(s) the loan
                                                    reserve account will be
                                                    funded.

                                                    The "loan reserve
                                                    account rate" will equal
                                                    the loan interest rate
                                                    minus a maximum rate of
                                                    2%. This excess of the
                                                    interest rate that we
                                                    charge is also referred
                                                    to as the "net loan
                                                    interest charge." See
                                                    the "Fee table" earlier
                                                    in this prospectus for
                                                    more information. Loans
                                                    are discussed further in
                                                    "Tax information"
                                                    earlier in this
                                                    prospectus.

                                                    LOANS AND THE PERSONAL
                                                    INCOME BENEFIT. If you
                                                    activated the Personal
                                                    Income Benefit by
                                                    allocating amounts to
                                                    the Personal Income
                                                    Benefit variable
                                                    investment options and
                                                    request a loan, you will
                                                    be able to specify the
                                                    investment options from
                                                    which the loan will be
                                                    taken. When taking a
                                                    loan, you must deplete
                                                    the Non-Personal Income
                                                    Benefit investment
                                                    options before utilizing
                                                    the Personal Income
                                                    Benefit variable
                                                    investment options. If
                                                    you do not specify
                                                    investment options, the
                                                    loan amount will be
                                                    taken from your
                                                    Non-Personal Income
                                                    Benefit account value
                                                    first. If there are
                                                    insufficient values to
                                                    complete your loan
                                                    request, the remaining
                                                    loan amount will be
                                                    taken from the Personal
                                                    Income Benefit account
                                                    value. If a loan is
                                                    taken from your Personal
                                                    Income Benefit account
                                                    value, this amount is
                                                    allocated to the loan
                                                    reserve account and your
                                                    Guaranteed Annual
                                                    Withdrawal Amount and
                                                    Ratchet Base will be
                                                    reduced on a pro rata
                                                    basis.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    All loan repayments will
                                                    be applied to guaranteed
                                                    interest option. Loan
                                                    amounts repaid into the
                                                    guaranteed interest
                                                    option and subsequently
                                                    transferred into the
                                                    Personal Income Benefit
                                                    variable investment
                                                    options will receive the
                                                    GTWR. If you have an
                                                    outstanding loan, it
                                                    must be repaid before
                                                    you can elect to receive
                                                    Guaranteed Annual
                                                    Withdrawal Amount
                                                    payments.

                                                    If you have defaulted
                                                    (failed to repay as
                                                    required) a loan, we
                                                    will treat the unpaid
                                                    loan balance (plus any
                                                    unpaid loan interest
                                                    that is due) as a deemed
                                                    distribution and
                                                    withdrawal from the
                                                    contract. Loan defaults
                                                    and withdrawals may have
                                                    adverse tax
                                                    consequences. See
                                                    "Distributions from
                                                    TSAs" in "Tax
                                                    information" earlier in
                                                    this prospectus.

                                                    If Guaranteed Annual
                                                    Withdrawal Amount
                                                    payments have begun and
                                                    you had previously
                                                    defaulted on a loan and
                                                    would like to repay the
                                                    loan, we will permit you
                                                    to do so. Your loan
                                                    repayments will be
                                                    allocated to the
                                                    guaranteed interest
                                                    option.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Condensed financial information                               4

Financial Statements                                          11

HOW TO OBTAIN AN EQUI-VEST(R) STRATEGIES (SERIES 901) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Programs
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Strategies (Series 901) Statement of
Additional Information dated May 1, 2013
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #417033

EQUI-VEST(R) Strategies (Series 901)

A group flexible premium deferred variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2013


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Strategies (Series 901) dated May 1, 2013. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                         2

        Calculation of annuity payments                               2

        Custodian and independent registered public accounting firm   2

        Distribution of the contracts                                 2

        Calculating unit values                                       3

        Condensed financial information                               4

        Financial statements                                         11



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2013 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                       EV Strategies Series 901
                                                                        #417033

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

.. .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

.. .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2012, the annuity payment due in December 2012 would be $95.19 (the number of units (26.74) times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period ended December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2012, 2011 and 2010. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $630,130,187 in 2012, $529,410,549 in 2011 and $576,147,169 in 2010. Of these amounts, for each of these three years, AXA Advisors retained $371,036,017, $268,084,019 and $364,376,758, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $575,594,540 in 2012, $562,732,447 in 2011 and $399,625,078 in 2010, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,167,554, $15,092,209 and $10,963,063, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Condensed financial information

--------------------------------------------------------------------------------

The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.67 $119.50 $114.52 $127.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.20 $104.57 $120.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.32 $121.36 $130.23 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51 $143.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       3       5       6       8
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.32 $107.72 $109.58 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30 $131.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $101.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.31 $111.61 $114.43 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66 $133.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $152.68 $167.68 $177.39 $133.37 $155.35 $169.97 $165.16 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       8      11      10      13
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $104.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.13 $119.93 $127.03 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88 $144.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       6       8      11      13
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.98 $109.35 $112.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.58 $110.47 $112.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $124.04 $110.17 $107.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.74 $ 93.15 $100.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $141.82 $153.88 $178.75 $ 98.47 $133.00 $176.42 $174.49 $200.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.51 $160.86 $164.45 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44 $195.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       4       6       7       9
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.13 $112.92 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30 $132.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       3       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $144.65 $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46 $155.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      13      20      22      22      24
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77 $126.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       4       6       7       8       3
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.33 $ 58.75 $ 77.40 $ 85.90 $ 81.33 $ 90.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $138.41 $158.58 $165.68 $103.38 $129.53 $147.48 $149.04 $170.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      11      14      20      21
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.29 $133.10 $146.32 $158.85 $179.88 $106.65 $135.36 $154.92 $144.31 $163.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3       5       6       7       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5       4       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.39 $117.46 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65 $214.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       2       4       5       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.65 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52 $131.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.39 $167.50 $220.86 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78 $183.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      --      --       7       6       7       6       7       6      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $140.44 $144.18 $153.38 $158.17 $153.88 $159.65 $167.34 $167.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.05 $102.71 $119.46 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55 $123.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       3       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $136.25 $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87 $122.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       5      12       7      10
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36 $133.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       6      10      15      22      28      31       5
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.14 $109.16 $112.65 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93 $125.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.90 $ 90.60 $ 96.43 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.68 $ 64.24 $ 73.31 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.37 $ 92.12 $ 99.73 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43 $123.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      --       4       4       3       2       3       3       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.57 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.07 $118.36 $123.92 $149.38 $141.58 $ 80.21 $ 96.07 $107.70 $101.82 $117.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       5       9      13       4       7      10       9      10
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.07 $118.70 $130.45 $ 89.41 $111.44 $126.12 $114.58 $131.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.49 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98 $161.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58 $137.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       5       9      12      22      30      33       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.80 $119.13 $131.69 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25 $149.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       5       6       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.38 $110.46 $112.56 $116.79 $134.00 $136.21 $135.65 $134.83 $133.89 $132.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      12       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.81 $109.70 $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95 $148.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.27 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99 $173.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       2       4       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                            2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $ 99.78 $105.91 $110.10 $104.91 $112.51 $112.66 $111.66 $112.53
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       3       5       5       6
--------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $147.47 $152.43 $158.62 $147.55 $155.71 $164.63 $165.87 $169.08
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       1       2       2       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93 $183.49
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --       2       4       7      10      16      23      24       4
--------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $111.38 $115.01 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77 $126.10
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       5       7      11      16      18       3
--------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       1       1       1       1       1       1
--------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $104.74 $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75 $122.00
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $117.81 $113.73 $131.17
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $103.03 $102.98 $119.70
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $112.79 $ 99.85 $113.58
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $107.95 $100.12 $101.37
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 91.20 $107.20
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $110.99 $102.80 $128.69
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       5
--------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 95.38 $110.78
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDED DECEMBER 31,
                                         ----------------------------------------------------------
                                         2003 2004 2005 2006 2007 2008 2009  2010    2011    2012
---------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $109.87 $101.48 $ 99.75
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --       1
---------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $114.89 $106.67 $106.70
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --      --
---------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $124.58 $122.49 $120.91
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --      --
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $128.82 $116.30 $103.54
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1      --
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $106.45 $111.26 $131.08
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --       1
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 90.05 $101.55
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --      --
---------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $112.98 $100.29 $ 82.94
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --      --
---------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $113.64 $ 92.49 $112.10
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       3       5
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $111.39 $108.65 $125.07
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --       1
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $119.14 $118.75 $137.59
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $115.12 $111.55 $131.63
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --      --
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $119.29 $119.71 $135.82
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        1      --       2
---------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $111.03 $117.43 $132.01
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       2      --
---------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011    2012
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 83.12 $ 86.97 $ 96.44 $ 51.19 $ 69.95 $ 81.90 $ 76.41 $ 86.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      11      17      19      15      13
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.66 $114.16 $115.34 $118.85 $125.41 $111.82 $120.27 $126.83 $133.26 $139.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.82 $122.72 $140.68 $175.06 $195.44 $ 85.70 $110.55 $117.42 $ 95.63 $111.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.61 $117.73 $125.20 $148.35 $152.67 $ 81.61 $ 99.56 $111.87 $104.95 $120.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.89 $ 96.41 $103.76 $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08 $130.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.57 $118.46 $126.28 $143.86 $142.98 $ 79.43 $113.87 $141.24 $121.55 $138.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.88 $120.25 $123.46 $ 94.01 $102.61 $108.92 $113.93 $119.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.75 $122.48 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47 $124.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.67 $182.19 $189.39 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13 $196.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.23 $ 93.02 $102.78 $109.51 $128.56 $ 67.55 $106.29 $124.23 $117.42 $132.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       8      10       8       5       2       3       3       7
------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.78 $105.70 $122.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIBLE INSURANCE TRUST REALRETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $123.60 $113.48 $118.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2012, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



-------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                         --------------------------------------------------------------------
                                         2003 2004 2005  2006    2007    2008   2009   2010    2011    2012
-------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $109.49 $116.73 $75.33 $92.15 $102.43 $ 97.74 $109.53
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --      2       3       3       4
-------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $110.38 $117.70 $72.42 $90.29 $101.07 $ 95.70 $108.44
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --       1       2       1
-------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $111.17 $119.00 $69.33 $87.96 $ 98.94 $ 92.82 $106.39
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --      --      --
-------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     -- $104.65 $103.02 $117.70
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --      --      --
-------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     --      -- $ 83.28 $ 85.27
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --      --      --      --
-------------------------------------------------------------------------------------------------------------


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012............  FSA-3
   Statements of Operations for the Year Ended December 31, 2012...... FSA-44
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2012 and 2011....................................... FSA-61
   Notes to Financial Statements...................................... FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                 FSA-1  #413657

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                   AMERICAN CENTURY
                                                      ALL ASSET    VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    GROWTH-ALT 20*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    -------------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
Receivable for policy-related transactions.........        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
   Total assets....................................    38,748,256      3,770,835      418,651,564    51,869,879    124,187,280
                                                     ------------    -----------    -------------  ------------  -------------

LIABILITIES:
Payable for The Trusts shares purchased............        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
   Total liabilities...............................        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
NET ASSETS.........................................  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
                                                     ============    ===========    =============  ============  =============

NET ASSETS:
Accumulation Unit Value............................  $ 38,706,286    $ 3,763,359    $ 418,515,075  $ 51,768,231  $ 124,089,828
Retained by AXA Equitable in Separate Account A....           377            385           10,682         5,157          2,442
                                                     ------------    -----------    -------------  ------------  -------------
TOTAL NET ASSETS...................................  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
                                                     ============    ===========    =============  ============  =============

Investments in shares of The Trusts, at cost.......  $ 38,413,719    $ 3,576,264    $ 401,768,694  $ 49,886,239  $ 125,241,882
The Trusts shares held
   Class A.........................................            --             --               --        19,516             --
   Class B.........................................     2,096,399             --       42,090,733     4,102,759     12,917,262
   Class II........................................            --        257,967               --            --             --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $ 9,767,256
Receivable for policy-related transactions.........        68,533
                                                      -----------
   Total assets....................................     9,835,789
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............        68,533
                                                      -----------
   Total liabilities...............................        68,533
                                                      -----------
NET ASSETS.........................................   $ 9,767,256
                                                      ===========

NET ASSETS:
Accumulation Unit Value............................   $ 9,765,744
Retained by AXA Equitable in Separate Account A....         1,512
                                                      -----------
TOTAL NET ASSETS...................................   $ 9,767,256
                                                      ===========

Investments in shares of The Trusts, at cost.......   $ 9,540,902
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       798,478
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                               AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH   AXA MODERATE     AXA MODERATE    AXA MODERATE-
                                  STRATEGY*     PLUS ALLOCATION*  STRATEGY*    ALLOCATION*    GROWTH STRATEGY* PLUS ALLOCATION*
                               ---------------- ----------------- ----------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $ 4,100,286      $ 180,317,497   $ 1,266,584 $ 1,589,600,380   $ 2,581,057     $ 890,786,915
Receivable for The Trusts
 shares sold..................            --                 --           118         304,983            --                --
Receivable for policy-related
 transactions.................         2,184            326,840            --              --        32,113           100,179
                                 -----------      -------------   ----------- ---------------   -----------     -------------
   Total assets...............     4,102,470        180,644,337     1,266,702   1,589,905,363     2,613,170       890,887,094
                                 -----------      -------------   ----------- ---------------   -----------     -------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................         2,184            326,840            --              --        32,113           100,179
Payable for policy-related
 transactions.................            --                 --            81          55,135            --                --
                                 -----------      -------------   ----------- ---------------   -----------     -------------
   Total liabilities..........         2,184            326,840            81          55,135        32,113           100,179
                                 -----------      -------------   ----------- ---------------   -----------     -------------
NET ASSETS....................   $ 4,100,286      $ 180,317,497   $ 1,266,621 $ 1,589,850,228   $ 2,581,057     $ 890,786,915
                                 ===========      =============   =========== ===============   ===========     =============

NET ASSETS:
Accumulation Unit Value.......   $ 4,099,490      $ 180,296,216   $ 1,266,621 $ 1,583,044,003   $ 2,580,669     $ 890,720,368
Contracts in payout
 (annuitization) period.......            --                 --            --       6,806,225            --                --
Retained by AXA Equitable in
 Separate Account A...........           796             21,281            --              --           388            66,547
                                 -----------      -------------   ----------- ---------------   -----------     -------------
TOTAL NET ASSETS..............   $ 4,100,286      $ 180,317,497   $ 1,266,621 $ 1,589,850,228   $ 2,581,057     $ 890,786,915
                                 ===========      =============   =========== ===============   ===========     =============

Investments in shares of The
 Trusts, at cost..............   $ 4,044,786      $ 179,142,079   $ 1,138,091 $ 1,687,611,817   $ 2,557,881     $ 855,780,869
The Trusts shares held
   Class A....................            --                 --        94,491      95,295,468            --                --
   Class B....................       359,872         18,705,156            --      23,053,053       194,687        86,696,723

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                      EQ/ALLIANCEBERNSTEIN
                                                                        AXA TACTICAL        DYNAMIC        EQ/ALLIANCEBERNSTEIN
                               AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER      WEALTH STRATEGIES        SMALL CAP
                               MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*      PORTFOLIO*            GROWTH*
                               ------------ ------------ ------------- -------------- -------------------- --------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
Receivable for The Trusts
 shares sold..................         900      350,903           --         20,608                --                15,787
Receivable for policy-related
 transactions.................          --           --        5,485             --            20,267                    --
                                ----------   ----------   ----------    -----------        ----------          ------------
   Total assets...............   3,274,315    5,963,520    1,872,274      4,467,840         1,439,979           304,048,182
                                ----------   ----------   ----------    -----------        ----------          ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................          --           --        5,485             --            20,267                    --
Payable for policy-related
 transactions.................         900      350,903           --         20,608                --                15,787
                                ----------   ----------   ----------    -----------        ----------          ------------
   Total liabilities..........         900      350,903        5,485         20,608            20,267                15,787
                                ----------   ----------   ----------    -----------        ----------          ------------
NET ASSETS....................  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
                                ==========   ==========   ==========    ===========        ==========          ============

NET ASSETS:
Accumulation Unit Value.......  $3,273,095   $5,612,102   $1,866,587    $ 4,446,620        $1,419,614          $302,013,074
Contracts in payout
 (annuitization) period.......          --           --           --             --                --             2,014,894
Retained by AXA Equitable in
 Separate Account A...........         320          515          202            612                98                 4,427
                                ----------   ----------   ----------    -----------        ----------          ------------
TOTAL NET ASSETS..............  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
                                ==========   ==========   ==========    ===========        ==========          ============

Investments in shares of The
 Trusts, at cost..............  $3,098,350   $5,438,014   $1,784,867    $ 4,184,751        $1,398,889          $264,143,837
The Trusts shares held
   Class A....................          --           --           --             --                --            15,302,576
   Class B....................     206,825      385,400      123,561        368,057           138,151             2,637,869

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                    EQ/AXA FRANKLIN EQ/BLACKROCK     EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL     EQ/COMMON
                                    SMALL CAP VALUE BASIC VALUE   ADVISORS EQUITY   SOCIALLY     GUARDIAN        STOCK
                                         CORE*        EQUITY*         INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                    --------------- ------------- --------------- ------------ ------------- --------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,162,837
Receivable for The Trusts shares
 sold..............................            --              --            --             --        98,315        440,577
Receivable for policy-related
 transactions......................         5,615         210,249        29,431         30,811            --             --
                                     ------------   -------------  ------------   ------------ ------------- --------------
   Total assets....................    15,139,056     457,032,033    70,776,186     27,005,280   166,885,033  1,976,603,414
                                     ------------   -------------  ------------   ------------ ------------- --------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         5,615         210,249        29,431         30,811            --             --
Payable for policy-related
 transactions......................            --              --            --             --        98,315        303,683
                                     ------------   -------------  ------------   ------------ ------------- --------------
   Total liabilities...............         5,615         210,249        29,431         30,811        98,315        303,683
                                     ------------   -------------  ------------   ------------ ------------- --------------
NET ASSETS.........................  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,299,731
                                     ============   =============  ============   ============ ============= ==============

NET ASSETS:
Accumulation Unit Value............  $ 15,132,311   $ 456,812,413  $ 70,740,890   $ 26,788,757 $ 166,755,386 $1,963,538,808
Contracts in payout
 (annuitization) period............            --              --            --             --            --     12,676,935
Retained by AXA Equitable in
 Separate Account A................         1,130           9,371         5,865        185,712        31,332         83,988
                                     ------------   -------------  ------------   ------------ ------------- --------------
TOTAL NET ASSETS...................  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,299,731
                                     ============   =============  ============   ============ ============= ==============

Investments in shares of The
 Trusts, at cost...................  $ 13,661,357   $ 395,852,274  $ 61,018,904   $ 22,463,683 $ 140,695,383 $1,938,667,160
The Trusts shares held
   Class A.........................            --              --            --             --            --    103,794,289
   Class B.........................     1,412,502      31,203,404    12,037,457      3,247,863    11,425,151      5,209,280

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                    EQ/DAVIS                   EQ/EQUITY                  EQ/FRANKLIN
                                    EQ/CORE BOND    NEW YORK   EQ/EQUITY 500    GROWTH      EQ/FRANKLIN    TEMPLETON
                                       INDEX*       VENTURE*      INDEX*         PLUS*     CORE BALANCED* ALLOCATION*
                                    ------------- ------------ ------------- ------------- -------------- ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
Receivable for The Trusts shares
 sold..............................        36,962       13,021           --         69,381        17,471            --
Receivable for policy-related
 transactions......................            --           --      123,503             --            --        30,991
                                    ------------- ------------ ------------  -------------  ------------  ------------
   Total assets....................   120,990,629   26,667,301  831,907,934    320,304,325    72,664,488    51,727,751
                                    ------------- ------------ ------------  -------------  ------------  ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................            --           --      123,503             --            --        30,991
Payable for policy-related
 transactions......................        36,962       13,021           --         69,381        17,471            --
                                    ------------- ------------ ------------  -------------  ------------  ------------
   Total liabilities...............        36,962       13,021      123,503         69,381        17,471        30,991
                                    ------------- ------------ ------------  -------------  ------------  ------------
NET ASSETS......................... $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
                                    ============= ============ ============  =============  ============  ============

NET ASSETS:
Accumulation Unit Value............ $ 120,947,915 $ 26,650,496 $828,215,813  $ 320,204,281  $ 72,626,835  $ 51,678,756
Contracts in payout
 (annuitization) period............            --           --    3,413,963             --            --            --
Retained by AXA Equitable in
 Separate Account A................         5,752        3,784      154,655         30,663        20,182        18,004
                                    ------------- ------------ ------------  -------------  ------------  ------------
TOTAL NET ASSETS................... $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
                                    ============= ============ ============  =============  ============  ============

Investments in shares of The
 Trusts, at cost................... $ 116,617,964 $ 24,191,715 $728,428,087  $ 263,194,893  $ 65,953,724  $ 46,326,011
The Trusts shares held
   Class A.........................            --           --   28,980,794             --            --            --
   Class B.........................    11,898,751    2,596,525    4,544,880     20,180,079     8,145,087     6,283,373

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                               EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/INTERNATIONAL
                               AND ACQUISITIONS* COMPANY VALUE*     PLUS*       SECTOR EQUITY*  GOVERNMENT BOND*    CORE PLUS*
                               ----------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,337,301      $127,021,030
Receivable for The Trusts
 shares sold..................             --          142,073            --               --          41,643                --
Receivable for policy-related
 transactions.................          8,448               --        27,234           78,213              --            14,217
                                  -----------     ------------   -----------     ------------     -----------      ------------
   Total assets...............     19,483,845      456,895,416    86,481,948      382,256,910      87,378,944       127,035,247
                                  -----------     ------------   -----------     ------------     -----------      ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................          8,448               --        27,234           78,213              --            14,217
Payable for policy-related
 transactions.................             --          142,073            --               --          69,301                --
                                  -----------     ------------   -----------     ------------     -----------      ------------
   Total liabilities..........          8,448          142,073        27,234           78,213          69,301            14,217
                                  -----------     ------------   -----------     ------------     -----------      ------------
NET ASSETS....................    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,309,643      $127,021,030
                                  ===========     ============   ===========     ============     ===========      ============

NET ASSETS:
Accumulation Unit Value.......    $19,467,120     $456,724,134   $86,442,667     $382,122,331     $86,917,046      $127,017,809
Contracts in payout
 (annuitization) period.......             --               --            --               --         392,597                --
Retained by AXA Equitable in
 Separate Account A...........          8,277           29,209        12,047           56,366              --             3,221
                                  -----------     ------------   -----------     ------------     -----------      ------------
TOTAL NET ASSETS..............    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,309,643      $127,021,030
                                  ===========     ============   ===========     ============     ===========      ============

Investments in shares of The
 Trusts, at cost..............    $19,346,771     $392,726,840   $88,478,385     $346,129,563     $84,564,397      $122,579,029
The Trusts shares held
   Class A....................             --               --            --               --       6,280,646                --
   Class B....................      1,557,536       10,803,682     8,776,787       30,925,609       2,132,528        14,337,572

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       EQ/JPMORGAN
                                    EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                     EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                    ---------------- ---------------- -------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
Receivable for The Trusts shares
 sold..............................             --           42,693             --               --              --       217,421
Receivable for policy-related
 transactions......................         78,205               --          6,242            4,742          40,267            --
                                      ------------     ------------    -----------      -----------    ------------  ------------
   Total assets....................    411,735,281      211,734,718     45,451,724       13,491,440     131,475,162   230,869,805
                                      ------------     ------------    -----------      -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         78,205               --          6,242            4,742          40,267            --
Payable for policy-related
 transactions......................             --           42,693             --               --              --       217,421
                                      ------------     ------------    -----------      -----------    ------------  ------------
   Total liabilities...............         78,205           42,693          6,242            4,742          40,267       217,421
                                      ------------     ------------    -----------      -----------    ------------  ------------
NET ASSETS.........................   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
                                      ============     ============    ===========      ===========    ============  ============

NET ASSETS:
Accumulation Unit Value............   $409,994,800     $211,658,168    $45,421,602      $13,440,762    $131,427,189  $230,620,232
Contracts in payout
 (annuitization) period............      1,600,389               --             --               --              --            --
Retained by AXA Equitable in
 Separate Account A................         61,887           33,857         23,880           45,936           7,706        32,152
                                      ------------     ------------    -----------      -----------    ------------  ------------
TOTAL NET ASSETS...................   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
                                      ============     ============    ===========      ===========    ============  ============

Investments in shares of The
 Trusts, at cost...................   $468,701,148     $199,758,137    $38,456,872      $13,679,072    $104,913,502  $194,373,288
The Trusts shares held
   Class A.........................     44,737,162               --             --               --              --            --
   Class B.........................      5,301,691       19,146,707      4,308,918        1,947,852      13,368,376    12,779,130

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                 EQ/MFS
                                    EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                    VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                    ------------ ------------ --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
Receivable for The Trusts shares
 sold..............................          --        94,795            --          4,131              --            93,954
Receivable for policy-related
 transactions......................         928            --        16,765             --          67,212                --
                                    -----------  ------------   -----------    -----------    ------------      ------------
   Total assets....................  40,233,812   711,589,475    39,272,215     80,386,959     336,299,274       426,327,345
                                    -----------  ------------   -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         928            --        16,765             --          67,212                --
Payable for policy-related
 transactions......................          --        94,795            --          4,131              --            93,954
                                    -----------  ------------   -----------    -----------    ------------      ------------
   Total liabilities...............         928        94,795        16,765          4,131          67,212            93,954
                                    -----------  ------------   -----------    -----------    ------------      ------------
NET ASSETS......................... $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
                                    ===========  ============   ===========    ===========    ============      ============

NET ASSETS:
Accumulation Unit Value............ $40,228,703  $707,862,509   $39,251,055    $80,371,435    $336,215,147      $426,204,618
Contracts in payout
 (annuitization) period............          --     3,440,600            --             --              --                --
Retained by AXA Equitable in
 Separate Account A................       4,181       191,571         4,395         11,393          16,915            28,773
                                    -----------  ------------   -----------    -----------    ------------      ------------
TOTAL NET ASSETS................... $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
                                    ===========  ============   ===========    ===========    ============      ============

Investments in shares of The
 Trusts, at cost................... $35,240,115  $703,944,390   $36,220,256    $74,128,006    $261,682,326      $334,471,477
The Trusts shares held
   Class A.........................          --    57,969,436            --             --              --                --
   Class B.........................   6,826,039     7,354,688     3,133,684     12,128,288      36,012,448        40,721,913

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    EQ/MORGAN
                                                  EQ/MONTAG &    STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                               EQ/MONEY MARKET* CALDWELL GROWTH*     GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                               ---------------- ---------------- --------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $95,272,644      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
Receivable for The Trusts
 shares sold..................            --               --          270,210              --             --              --
Receivable for policy-related
 transactions.................       121,944           35,683               --             311         49,260             565
                                 -----------      -----------     ------------     -----------    -----------    ------------
   Total assets...............    95,394,588       38,896,952      215,916,302      26,271,554     62,057,880     115,189,011
                                 -----------      -----------     ------------     -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................       121,946           35,683               --             311         49,260             565
Payable for policy-related
 transactions.................            --               --          270,210              --             --              --
                                 -----------      -----------     ------------     -----------    -----------    ------------
   Total liabilities..........       121,946           35,683          270,210             311         49,260             565
                                 -----------      -----------     ------------     -----------    -----------    ------------
NET ASSETS....................   $95,272,642      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
                                 ===========      ===========     ============     ===========    ===========    ============

NET ASSETS:
Accumulation Unit Value.......   $94,443,084      $38,860,895     $215,643,382     $26,266,218    $62,005,445    $115,180,304
Contracts in payout
 (annuitization) period.......       605,232               --               --              --             --              --
Retained by AXA Equitable in
 Separate Account A...........       224,326              374            2,710           5,025          3,175           8,142
                                 -----------      -----------     ------------     -----------    -----------    ------------
TOTAL NET ASSETS..............   $95,272,642      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
                                 ===========      ===========     ============     ===========    ===========    ============

Investments in shares of The
 Trusts, at cost..............   $95,294,778      $33,474,349     $228,769,185     $21,837,906    $56,279,015    $115,087,875
The Trusts shares held
   Class A....................    60,748,949               --               --              --             --          16,112
   Class B....................    34,492,406        5,556,620       13,927,567       2,800,380      5,427,032      11,529,291

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                    EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH EQ/VAN KAMPEN
                                         PLUS*           INDEX*       GROWTH STOCK*   GLOBAL EQUITY*   & INCOME*     COMSTOCK*
                                    --------------- ---------------- ---------------- -------------- ------------- -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
Receivable for The Trusts shares
 sold..............................        55,182               --               --             --         25,058        12,005
Receivable for policy-related
 transactions......................            --           28,485          206,330         25,903             --            --
                                     ------------     ------------     ------------    -----------    -----------   -----------
   Total assets....................   125,799,085      190,886,426      205,087,114     34,877,607     19,009,816    26,692,668
                                     ------------     ------------     ------------    -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................            --           28,485          206,330         25,903             --            --
Payable for policy-related
 transactions......................        55,182               --               --             --         25,058        12,005
                                     ------------     ------------     ------------    -----------    -----------   -----------
   Total liabilities...............        55,182           28,485          206,330         25,903         25,058        12,005
                                     ------------     ------------     ------------    -----------    -----------   -----------
NET ASSETS.........................  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
                                     ============     ============     ============    ===========    ===========   ===========

NET ASSETS:
Accumulation Unit Value............  $124,933,285     $190,669,100     $204,879,184    $34,837,411    $18,984,192   $26,677,295
Contracts in payout
 (annuitization) period............       634,609               --               --             --             --            --
Retained by AXA Equitable in
 Separate Account A................       176,009          188,841            1,600         14,293            566         3,368
                                     ------------     ------------     ------------    -----------    -----------   -----------
TOTAL NET ASSETS...................  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
                                     ============     ============     ============    ===========    ===========   ===========

Investments in shares of The
 Trusts, at cost...................  $134,552,510     $170,657,015     $171,595,462    $31,446,110    $16,852,731   $22,243,684
The Trusts shares held
   Class A.........................    11,249,218               --               --             --             --            --
   Class B.........................     3,365,409       19,646,149        8,540,482      3,810,051      2,957,099     2,471,835

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                   FIDELITY(R) VIP
                                    EQ/WELLS FARGO  CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                    OMEGA GROWTH*     PORTFOLIO       INCOME PORTFOLIO        CAP PORTFOLIO    MID CAP VALUE FUND
                                    -------------- --------------- ----------------------- ------------------- ------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $131,547,810   $131,738,109         $1,910,834            $7,525,413         $10,956,971
Receivable for policy-related
 transactions......................       153,681        224,909              5,736                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
   Total assets....................   131,701,491    131,963,018          1,916,570             7,553,618          10,974,668
                                     ------------   ------------         ----------            ----------         -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................       153,681        224,909              5,646                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
   Total liabilities...............       153,681        224,909              5,646                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
NET ASSETS.........................  $131,547,810   $131,738,109         $1,910,924            $7,525,413         $10,956,971
                                     ============   ============         ==========            ==========         ===========

NET ASSETS:
Accumulation Unit Value............  $131,514,785   $131,733,455         $1,910,924            $7,524,671         $10,956,718
Retained by AXA Equitable in
 Separate Account A................        33,025          4,654                 --                   742                 253
                                     ------------   ------------         ----------            ----------         -----------
TOTAL NET ASSETS...................  $131,547,810   $131,738,109         $1,910,924            $7,525,413         $10,956,971
                                     ============   ============         ==========            ==========         ===========

Investments in shares of The
 Trusts, at cost...................  $124,114,326   $123,315,476         $1,905,882            $7,826,540         $10,289,955
The Trusts shares held
   Class B.........................    11,912,832             --                 --                    --                  --
   Series II.......................            --             --                 --                    --                  --
   Service Class 2.................            --      5,066,850             97,392               251,014                  --
   Service Shares..................            --             --                 --                    --             713,809

                                    INVESCO V.I.
                                     DIVERSIFIED
                                    DIVIDEND FUND
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $723,842
Receivable for policy-related
 transactions......................      1,049
                                      --------
   Total assets....................    724,891
                                      --------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      1,049
                                      --------
   Total liabilities...............      1,049
                                      --------
NET ASSETS.........................   $723,842
                                      ========

NET ASSETS:
Accumulation Unit Value............   $723,842
Retained by AXA Equitable in
 Separate Account A................         --
                                      --------
TOTAL NET ASSETS...................   $723,842
                                      ========

Investments in shares of The
 Trusts, at cost...................   $674,539
The Trusts shares held
   Class B.........................         --
   Series II.......................     44,462
   Service Class 2.................         --
   Service Shares..................         --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          INVESCO V.I.
                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                     REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                    ------------------- ----------------- ------------- -------------------- ------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............     $30,274,641        $12,652,262     $19,462,627       $9,766,482          $4,644,284
Receivable for policy-related
 transactions......................          32,426             60,995         145,362           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
   Total assets....................      30,307,067         12,713,257      19,607,989        9,777,371           4,651,665
                                        -----------        -----------     -----------       ----------          ----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................          32,426             60,922         145,304           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
   Total liabilities...............          32,426             60,922         145,304           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
NET ASSETS.........................     $30,274,641        $12,652,335     $19,462,685       $9,766,482          $4,644,284
                                        ===========        ===========     ===========       ==========          ==========

NET ASSETS:
Accumulation Unit Value............     $30,273,483        $12,652,335     $19,462,685       $9,766,329          $4,643,293
Retained by AXA Equitable in
 Separate Account A................           1,158                 --              --              153                 991
                                        -----------        -----------     -----------       ----------          ----------
TOTAL NET ASSETS...................     $30,274,641        $12,652,335     $19,462,685       $9,766,482          $4,644,284
                                        ===========        ===========     ===========       ==========          ==========

Investments in shares of The
 Trusts, at cost...................     $26,922,045        $12,353,315     $18,134,535       $9,481,059          $4,267,615
The Trusts shares held
   Common Shares...................              --                 --              --               --                  --
   Series II.......................       2,003,616          2,263,374         655,749          776,350             253,647

                                    IVY FUNDS VIP
                                       ENERGY
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $21,722,165
Receivable for policy-related
 transactions......................      106,944
                                     -----------
   Total assets....................   21,829,109
                                     -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      106,944
                                     -----------
   Total liabilities...............      106,944
                                     -----------
NET ASSETS.........................  $21,722,165
                                     ===========

NET ASSETS:
Accumulation Unit Value............  $21,720,784
Retained by AXA Equitable in
 Separate Account A................        1,381
                                     -----------
TOTAL NET ASSETS...................  $21,722,165
                                     ===========

Investments in shares of The
 Trusts, at cost...................  $21,754,694
The Trusts shares held
   Common Shares...................    3,685,408
   Series II.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                             LAZARD RETIREMENT     MFS(R)
                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL
                                          INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO
                                    ------------------ ----------------- ------------------- ----------------- ---------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $88,395,671        $27,508,314        $5,529,099         $91,664,934      $61,845,600
Receivable for policy-related
 transactions......................        424,330            158,297            22,639              52,371           64,173
                                       -----------        -----------        ----------         -----------      -----------
   Total assets....................     88,820,001         27,666,611         5,551,738          91,717,305       61,909,773
                                       -----------        -----------        ----------         -----------      -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................        423,872            153,893            22,639              52,371           61,633
                                       -----------        -----------        ----------         -----------      -----------
   Total liabilities...............        423,872            153,893            22,639              52,371           61,633
                                       -----------        -----------        ----------         -----------      -----------
NET ASSETS.........................    $88,396,129        $27,512,718        $5,529,099         $91,664,934      $61,848,140
                                       ===========        ===========        ==========         ===========      ===========

NET ASSETS:
Accumulation Unit Value............    $88,396,129        $27,512,718        $5,526,910         $91,646,445      $61,848,140
Retained by AXA Equitable in
 Separate Account A................             --                 --             2,189              18,489               --
                                       -----------        -----------        ----------         -----------      -----------
TOTAL NET ASSETS...................    $88,396,129        $27,512,718        $5,529,099         $91,664,934      $61,848,140
                                       ===========        ===========        ==========         ===========      ===========

Investments in shares of The
 Trusts, at cost...................    $82,821,730        $27,289,899        $5,762,523         $87,199,477      $56,922,144
The Trusts shares held
   Common Shares...................     23,292,053          3,222,057           576,182                  --               --
   Service Class...................             --                 --                --                  --        3,608,261
   Service Shares..................             --                 --                --           4,125,335               --

                                    MFS(R) INVESTORS
                                      GROWTH STOCK
                                         SERIES
                                    ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $5,419,376
Receivable for policy-related
 transactions......................         1,122
                                       ----------
   Total assets....................     5,420,498
                                       ----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         1,122
                                       ----------
   Total liabilities...............         1,122
                                       ----------
NET ASSETS.........................    $5,419,376
                                       ==========

NET ASSETS:
Accumulation Unit Value............    $5,419,080
Retained by AXA Equitable in
 Separate Account A................           296
                                       ----------
TOTAL NET ASSETS...................    $5,419,376
                                       ==========

Investments in shares of The
 Trusts, at cost...................    $5,197,338
The Trusts shares held
   Common Shares...................            --
   Service Class...................       454,265
   Service Shares..................            --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER
                                      TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*
                                    ---------------- ----------------- ---------------- ------------------ ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $6,232,042       $18,530,094      $41,304,735       $525,231,204    $145,643,149
Receivable for The Trusts shares
 sold..............................            --                --               --            181,681           8,935
Receivable for policy-related
 transactions......................        16,966            33,202           66,267                 --              --
                                       ----------       -----------      -----------       ------------    ------------
   Total assets....................     6,249,008        18,563,296       41,371,002        525,412,885     145,652,084
                                       ----------       -----------      -----------       ------------    ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................        16,867            32,184           66,267                 --              --
Payable for policy-related
 transactions......................            --                --               --            120,664           8,935
                                       ----------       -----------      -----------       ------------    ------------
   Total liabilities...............        16,867            32,184           66,267            120,664           8,935
                                       ----------       -----------      -----------       ------------    ------------
NET ASSETS.........................    $6,232,141       $18,531,112      $41,304,735       $525,292,221    $145,643,149
                                       ==========       ===========      ===========       ============    ============

NET ASSETS:
Accumulation Unit Value............    $6,232,141       $18,531,112      $41,304,473       $524,392,392    $145,633,971
Contracts in payout
 (annuitization) period............            --                --               --            899,829              --
Retained by AXA Equitable in
 Separate Account A................            --                --              262                 --           9,178
                                       ----------       -----------      -----------       ------------    ------------
TOTAL NET ASSETS...................    $6,232,141       $18,531,112      $41,304,735       $525,292,221    $145,643,149
                                       ==========       ===========      ===========       ============    ============

Investments in shares of The
 Trusts, at cost...................    $5,692,795       $17,854,005      $39,667,446       $533,925,293    $150,259,426
The Trusts shares held
   Class A.........................            --                --               --         17,286,507              --
   Class B.........................            --                --               --            731,770      14,132,461
   Service Class...................       273,575         2,409,635        1,513,548                 --              --

                                    MULTIMANAGER
                                    INTERNATIONAL
                                       EQUITY*
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $55,008,634
Receivable for The Trusts shares
 sold..............................           --
Receivable for policy-related
 transactions......................       83,022
                                     -----------
   Total assets....................   55,091,656
                                     -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................       83,022
Payable for policy-related
 transactions......................           --
                                     -----------
   Total liabilities...............       83,022
                                     -----------
NET ASSETS.........................  $55,008,634
                                     ===========

NET ASSETS:
Accumulation Unit Value............  $55,003,605
Contracts in payout
 (annuitization) period............           --
Retained by AXA Equitable in
 Separate Account A................        5,029
                                     -----------
TOTAL NET ASSETS...................  $55,008,634
                                     ===========

Investments in shares of The
 Trusts, at cost...................  $52,232,656
The Trusts shares held
   Class A.........................           --
   Class B.........................    5,347,598
   Service Class...................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                     MULTIMANAGER                                                     MULTIMANAGER MULTIMANAGER
                                    LARGE CAP CORE   MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR    SMALL
                                       EQUITY*     LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*       BOND*     CAP GROWTH*
                                    -------------- ---------------- ---------------- ---------------- ------------ ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,769,971
Receivable for The Trusts shares
 sold..............................        9,010              --           17,762               --              --      10,002
Receivable for policy-related
 transactions......................           --           3,884               --               66         113,969          --
                                     -----------     -----------      -----------      -----------    ------------ -----------
   Total assets....................   12,259,126      48,068,737       63,028,823       56,933,365     120,003,941  38,779,973
                                     -----------     -----------      -----------      -----------    ------------ -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................           --           3,884               --               66         113,969          --
Payable for policy-related
 transactions......................        9,010              --           17,762               --              --     174,862
                                     -----------     -----------      -----------      -----------    ------------ -----------
   Total liabilities...............        9,010           3,884           17,762               66         113,969     174,862
                                     -----------     -----------      -----------      -----------    ------------ -----------
NET ASSETS.........................  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,605,111
                                     ===========     ===========      ===========      ===========    ============ ===========

NET ASSETS:
Accumulation Unit Value............  $12,242,714     $48,051,486      $62,997,713      $56,917,337    $119,369,788 $38,523,055
Contracts in payout
 (annuitization) period............           --              --               --               --         445,191          --
Retained by AXA Equitable in
 Separate Account A................        7,402          13,367           13,348           15,962          74,993      82,056
                                     -----------     -----------      -----------      -----------    ------------ -----------
TOTAL NET ASSETS...................  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,605,111
                                     ===========     ===========      ===========      ===========    ============ ===========

Investments in shares of The
 Trusts, at cost...................  $10,392,493     $39,116,522      $48,901,375      $48,513,230    $130,191,186 $34,291,100
The Trusts shares held
   Class A.........................           --              --               --               --      21,859,835          --
   Class B.........................    1,145,915       4,605,060        6,591,880        5,818,222       7,865,877   4,676,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                         PIMCO VARIABLE
                                                                                        INSURANCE TRUST
                                      MULTIMANAGER   MULTIMANAGER OPPENHEIMER MAIN  COMMODITY REAL RETURN(R) TARGET 2015
                                    SMALL CAP VALUE* TECHNOLOGY*  STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION*
                                    ---------------- ------------ ----------------- ------------------------ -----------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
Receivable for The Trusts shares
 sold..............................         32,124        220,901           --                     --            131,876
Receivable for policy-related
 transactions......................             --             --       17,013                 23,421                 --
                                      ------------   ------------     --------             ----------        -----------
   Total assets....................    112,273,447    113,935,555      537,997              3,656,532         22,351,478
                                      ------------   ------------     --------             ----------        -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................             --             --       17,013                 23,421                 --
Payable for policy-related
 transactions......................         32,124        220,901           --                     --            131,876
                                      ------------   ------------     --------             ----------        -----------
   Total liabilities...............         32,124        220,901       17,013                 23,421            131,876
                                      ------------   ------------     --------             ----------        -----------
NET ASSETS.........................   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
                                      ============   ============     ========             ==========        ===========

NET ASSETS:
Accumulation Unit Value............   $112,152,246   $113,684,470     $520,761             $3,632,970        $22,217,056
Retained by AXA Equitable in
 Separate Account A................         89,077         30,184          223                    141              2,546
                                      ------------   ------------     --------             ----------        -----------
TOTAL NET ASSETS...................   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
                                      ============   ============     ========             ==========        ===========

Investments in shares of The
 Trusts, at cost...................   $ 89,146,662   $101,954,322     $480,551             $3,962,710        $21,473,404
The Trusts shares held
   Advisor Class...................             --             --           --                503,899                 --
   Class B.........................      9,849,979      8,223,101           --                     --          2,434,569
   Service Class...................             --             --       21,908                     --                 --


                                    TARGET 2025
                                    ALLOCATION*
                                    -----------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $34,950,913
Receivable for The Trusts shares
 sold..............................          --
Receivable for policy-related
 transactions......................      71,329
                                    -----------
   Total assets....................  35,022,242
                                    -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      71,329
Payable for policy-related
 transactions......................          --
                                    -----------
   Total liabilities...............      71,329
                                    -----------
NET ASSETS......................... $34,950,913
                                    ===========

NET ASSETS:
Accumulation Unit Value............ $34,948,271
Retained by AXA Equitable in
 Separate Account A................       2,642
                                    -----------
TOTAL NET ASSETS................... $34,950,913
                                    ===========

Investments in shares of The
 Trusts, at cost................... $32,559,614
The Trusts shares held
   Advisor Class...................          --
   Class B.........................   3,786,619
   Service Class...................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                            TEMPLETON   VAN ECK VIP
                                                                              GLOBAL      GLOBAL
                                                                               BOND        HARD
                                                    TARGET 2035 TARGET 2045 SECURITIES    ASSETS
                                                    ALLOCATION* ALLOCATION*    FUND        FUND
                                                    ----------- ----------- ----------- ----------- -   -
ASSETS:
Investments in shares of The Trusts, at fair value. $30,836,990 $21,756,102 $15,646,864 $13,911,139
Receivable for policy-related transactions.........      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
   Total assets....................................  30,851,295  21,774,557  15,684,342  13,933,008
                                                    ----------- ----------- ----------- ----------- -   -

LIABILITIES:
Payable for The Trusts shares purchased............      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
   Total liabilities...............................      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
NET ASSETS......................................... $30,836,990 $21,756,102 $15,646,864 $13,911,139
                                                    =========== =========== =========== =========== =   =

NET ASSETS:
Accumulation Unit Value............................ $30,826,152 $21,755,953 $15,646,713 $13,909,101
Retained by AXA Equitable in Separate Account A....      10,838         149         151       2,038
                                                    ----------- ----------- ----------- ----------- -   -
TOTAL NET ASSETS................................... $30,836,990 $21,756,102 $15,646,864 $13,911,139
                                                    =========== =========== =========== =========== =   =

Investments in shares of The Trusts, at cost....... $28,311,065 $19,968,297 $15,190,182 $14,290,966
The Trusts shares held
   Class B.........................................   3,360,661   2,468,690          --          --
   Class S.........................................          --          --                 490,174
   Class 2.........................................          --          --     803,640          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20................  0.50%         B          $128.21         --
ALL ASSET GROWTH-ALT 20................  0.70%         B          $127.35         --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $126.51          7
ALL ASSET GROWTH-ALT 20................  0.95%         B          $126.30          8
ALL ASSET GROWTH-ALT 20................  1.00%         B          $126.09          3
ALL ASSET GROWTH-ALT 20................  1.10%         B          $125.67          9
ALL ASSET GROWTH-ALT 20................  1.20%         B          $125.25         96
ALL ASSET GROWTH-ALT 20................  1.25%         B          $125.04         22
ALL ASSET GROWTH-ALT 20................  1.34%         B          $124.66        164
ALL ASSET GROWTH-ALT 20................  1.45%         B          $124.20         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.50%      CLASS II      $121.35         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.70%      CLASS II      $120.69         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $120.04          1
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.00%      CLASS II      $119.71         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.10%      CLASS II      $119.39         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.20%      CLASS II      $119.06         30
AXA AGGRESSIVE ALLOCATION..............  0.50%         B          $146.13          3
AXA AGGRESSIVE ALLOCATION..............  0.70%         B          $143.43          8
AXA AGGRESSIVE ALLOCATION..............  0.80%         B          $173.90         --
AXA AGGRESSIVE ALLOCATION..............  0.90%         B          $140.78        191
AXA AGGRESSIVE ALLOCATION..............  0.95%         B          $140.12        113
AXA AGGRESSIVE ALLOCATION..............  1.00%         B          $139.47          1
AXA AGGRESSIVE ALLOCATION..............  1.10%         B          $138.17        107
AXA AGGRESSIVE ALLOCATION..............  1.20%         B          $136.88        574
AXA AGGRESSIVE ALLOCATION..............  1.25%         B          $ 84.28         52
AXA AGGRESSIVE ALLOCATION..............  1.30%         B          $ 94.90         29
AXA AGGRESSIVE ALLOCATION..............  1.34%         B          $135.10      2,024
AXA AGGRESSIVE ALLOCATION..............  1.35%         B          $134.97          1
AXA AGGRESSIVE ALLOCATION..............  1.45%         B          $133.71          1
AXA BALANCED STRATEGY..................  1.10%         A          $116.35         --
AXA BALANCED STRATEGY..................  1.25%         A          $115.77          2
AXA BALANCED STRATEGY..................  0.50%         B          $103.82         --
AXA BALANCED STRATEGY..................  0.90%         B          $103.55          1
AXA BALANCED STRATEGY..................  0.95%         B          $103.52          1
AXA BALANCED STRATEGY..................  1.10%         B          $103.42          1
AXA BALANCED STRATEGY..................  1.20%         B          $103.35          3
AXA BALANCED STRATEGY..................  1.25%         B          $103.32          4
AXA BALANCED STRATEGY..................  1.25%         B          $123.99         68
AXA BALANCED STRATEGY..................  1.30%         B          $123.78        330
AXA BALANCED STRATEGY..................  1.34%         B          $103.26         13
AXA CONSERVATIVE ALLOCATION............  0.50%         B          $133.63          2
AXA CONSERVATIVE ALLOCATION............  0.70%         B          $131.16          1
AXA CONSERVATIVE ALLOCATION............  0.90%         B          $128.74         37
AXA CONSERVATIVE ALLOCATION............  0.95%         B          $128.14         75
AXA CONSERVATIVE ALLOCATION............  1.00%         B          $127.55         --
AXA CONSERVATIVE ALLOCATION............  1.10%         B          $126.36         40
AXA CONSERVATIVE ALLOCATION............  1.20%         B          $125.18        205
AXA CONSERVATIVE ALLOCATION............  1.25%         B          $107.86        214
AXA CONSERVATIVE ALLOCATION............  1.30%         B          $111.00         18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......  1.34%          B         $123.55        433
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $123.44         --
AXA CONSERVATIVE ALLOCATION......  1.45%          B         $122.28         --

AXA CONSERVATIVE GROWTH STRATEGY.  0.50%          B         $103.19         --
AXA CONSERVATIVE GROWTH STRATEGY.  0.90%          B         $102.93          1
AXA CONSERVATIVE GROWTH STRATEGY.  0.95%          B         $102.89          1
AXA CONSERVATIVE GROWTH STRATEGY.  1.10%          B         $102.79         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.20%          B         $102.73          1
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $102.69          3
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $121.39         15
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $121.18         53
AXA CONSERVATIVE GROWTH STRATEGY.  1.34%          B         $102.63          7

AXA CONSERVATIVE STRATEGY........  0.70%          B         $101.74         --
AXA CONSERVATIVE STRATEGY........  0.90%          B         $101.61          1
AXA CONSERVATIVE STRATEGY........  0.95%          B         $101.58         --
AXA CONSERVATIVE STRATEGY........  1.20%          B         $101.41          2
AXA CONSERVATIVE STRATEGY........  1.25%          B         $101.38         --
AXA CONSERVATIVE STRATEGY........  1.25%          B         $114.65          6
AXA CONSERVATIVE STRATEGY........  1.30%          B         $114.45         23
AXA CONSERVATIVE STRATEGY........  1.34%          B         $101.32          5

AXA CONSERVATIVE-PLUS ALLOCATION.  0.50%          B         $136.50          1
AXA CONSERVATIVE-PLUS ALLOCATION.  0.70%          B         $133.98          3
AXA CONSERVATIVE-PLUS ALLOCATION.  0.80%          B         $139.94         --
AXA CONSERVATIVE-PLUS ALLOCATION.  0.90%          B         $131.51         79
AXA CONSERVATIVE-PLUS ALLOCATION.  0.95%          B         $130.90         51
AXA CONSERVATIVE-PLUS ALLOCATION.  1.00%          B         $130.29         --
AXA CONSERVATIVE-PLUS ALLOCATION.  1.10%          B         $129.08         48
AXA CONSERVATIVE-PLUS ALLOCATION.  1.20%          B         $127.87        364
AXA CONSERVATIVE-PLUS ALLOCATION.  1.25%          B         $101.55        114
AXA CONSERVATIVE-PLUS ALLOCATION.  1.30%          B         $107.03         24
AXA CONSERVATIVE-PLUS ALLOCATION.  1.34%          B         $126.21        760
AXA CONSERVATIVE-PLUS ALLOCATION.  1.35%          B         $126.09         --
AXA CONSERVATIVE-PLUS ALLOCATION.  1.45%          B         $124.91         --

AXA GROWTH STRATEGY..............  1.10%          A         $119.81          8
AXA GROWTH STRATEGY..............  1.25%          A         $119.21          3

AXA MODERATE ALLOCATION..........  0.70%          A         $178.43         13
AXA MODERATE ALLOCATION..........  0.90%          A         $212.01        223
AXA MODERATE ALLOCATION..........  1.20%          A         $186.40         71
AXA MODERATE ALLOCATION***.......  1.34%          A         $ 66.55     14,597
AXA MODERATE ALLOCATION..........  1.35%          A         $218.36      1,074
AXA MODERATE ALLOCATION..........  1.35%          A         $219.75         27
AXA MODERATE ALLOCATION..........  1.45%          A         $139.83          4
AXA MODERATE ALLOCATION..........  0.40%          B         $102.42         27
AXA MODERATE ALLOCATION..........  0.50%          B         $128.20         13
AXA MODERATE ALLOCATION..........  0.70%          B         $137.08         --
AXA MODERATE ALLOCATION..........  0.80%          B         $145.98         --
AXA MODERATE ALLOCATION***.......  0.90%          B         $133.44         15
AXA MODERATE ALLOCATION..........  0.90%          B         $148.50         42
AXA MODERATE ALLOCATION..........  0.95%          B         $132.55        215
AXA MODERATE ALLOCATION..........  1.00%          B         $146.25          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                              -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION......  1.10%          B         $129.89        199
AXA MODERATE ALLOCATION......  1.20%          B         $140.23      1,393
AXA MODERATE ALLOCATION......  1.25%          B         $ 96.26        344
AXA MODERATE ALLOCATION......  1.30%          B         $104.38        115

AXA MODERATE GROWTH STRATEGY.  0.50%          B         $104.44         --
AXA MODERATE GROWTH STRATEGY.  0.70%          B         $104.30         --
AXA MODERATE GROWTH STRATEGY.  0.90%          B         $104.17          1
AXA MODERATE GROWTH STRATEGY.  0.95%          B         $104.13         --
AXA MODERATE GROWTH STRATEGY.  1.10%          B         $104.03         --
AXA MODERATE GROWTH STRATEGY.  1.20%          B         $103.96         12
AXA MODERATE GROWTH STRATEGY.  1.25%          B         $103.93          3
AXA MODERATE GROWTH STRATEGY.  1.34%          B         $103.87          8
AXA MODERATE GROWTH STRATEGY.  1.45%          B         $103.79         --

AXA MODERATE-PLUS ALLOCATION.  0.50%          B         $147.66          6
AXA MODERATE-PLUS ALLOCATION.  0.70%          B         $144.93         13
AXA MODERATE-PLUS ALLOCATION.  0.80%          B         $159.53         --
AXA MODERATE-PLUS ALLOCATION.  0.90%          B         $142.26        342
AXA MODERATE-PLUS ALLOCATION.  0.95%          B         $141.60        332
AXA MODERATE-PLUS ALLOCATION.  1.00%          B         $140.94          2
AXA MODERATE-PLUS ALLOCATION.  1.10%          B         $139.63        205
AXA MODERATE-PLUS ALLOCATION.  1.20%          B         $138.32      1,184
AXA MODERATE-PLUS ALLOCATION.  1.25%          B         $ 91.34        185
AXA MODERATE-PLUS ALLOCATION.  1.30%          B         $100.39        134
AXA MODERATE-PLUS ALLOCATION.  1.34%          B         $136.52      4,165
AXA MODERATE-PLUS ALLOCATION.  1.35%          B         $136.39          4
AXA MODERATE-PLUS ALLOCATION.  1.45%          B         $135.12          1

AXA TACTICAL MANAGER 400.....  0.40%          B         $104.96         --
AXA TACTICAL MANAGER 400.....  0.70%          B         $126.46         --
AXA TACTICAL MANAGER 400.....  0.90%          B         $111.55         --
AXA TACTICAL MANAGER 400.....  0.90%          B         $125.86         --
AXA TACTICAL MANAGER 400.....  0.95%          B         $125.72          2
AXA TACTICAL MANAGER 400.....  1.10%          B         $110.94          1
AXA TACTICAL MANAGER 400.....  1.20%          B         $110.64         12
AXA TACTICAL MANAGER 400.....  1.20%          B         $124.98         --
AXA TACTICAL MANAGER 400.....  1.25%          B         $124.83          1
AXA TACTICAL MANAGER 400.....  1.34%          B         $124.57         12

AXA TACTICAL MANAGER 500.....  0.50%          B         $113.40         --
AXA TACTICAL MANAGER 500.....  0.70%          B         $125.95         --
AXA TACTICAL MANAGER 500.....  0.80%          B         $112.48         --
AXA TACTICAL MANAGER 500.....  0.90%          B         $112.17         --
AXA TACTICAL MANAGER 500.....  0.90%          B         $125.36          1
AXA TACTICAL MANAGER 500.....  0.95%          B         $125.21          3
AXA TACTICAL MANAGER 500.....  1.10%          B         $111.56          1
AXA TACTICAL MANAGER 500.....  1.20%          B         $111.26         21
AXA TACTICAL MANAGER 500.....  1.20%          B         $124.48          1
AXA TACTICAL MANAGER 500.....  1.25%          B         $124.33          3
AXA TACTICAL MANAGER 500.....  1.34%          B         $124.07         17

AXA TACTICAL MANAGER 2000....  0.50%          B         $107.75         --
AXA TACTICAL MANAGER 2000....  0.70%          B         $126.30         --
AXA TACTICAL MANAGER 2000....  0.90%          B         $106.58         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------
AXA TACTICAL MANAGER 2000................................  0.90%          B         $125.70          1
AXA TACTICAL MANAGER 2000................................  0.95%          B         $125.56          2
AXA TACTICAL MANAGER 2000................................  1.10%          B         $106.01          1
AXA TACTICAL MANAGER 2000................................  1.20%          B         $105.72          7
AXA TACTICAL MANAGER 2000................................  1.20%          B         $124.82         --
AXA TACTICAL MANAGER 2000................................  1.25%          B         $124.67         --
AXA TACTICAL MANAGER 2000................................  1.34%          B         $124.41          5

AXA TACTICAL MANAGER INTERNATIONAL.......................  0.50%          B         $101.43         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.70%          B         $107.84         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.90%          B         $100.34         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.90%          B         $107.33          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.95%          B         $107.21          2
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.00%          B         $100.06         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.10%          B         $ 99.79          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.20%          B         $ 99.52         17
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.20%          B         $106.58         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.25%          B         $106.45          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.34%          B         $106.23         20

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.70%          B         $103.63         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.90%          B         $103.50         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.95%          B         $103.46          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.10%          B         $103.36          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.20%          B         $103.29          5
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.25%          B         $103.26          2
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.34%          B         $103.20          4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.70%          A         $200.28          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.90%          A         $249.86         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          A         $238.25         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.34%          A         $233.02      1,071
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.35%          A         $232.65          8
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.45%          A         $168.20          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.50%          B         $130.85          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.70%          B         $215.14         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.90%          B         $176.70          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.95%          B         $208.02         62
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.00%          B         $225.47         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.10%          B         $203.86          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          B         $168.72        146
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.25%          B         $107.11         23
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.30%          B         $128.59          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.50%          B         $107.84          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.70%          B         $106.47         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.90%          B         $105.13          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.95%          B         $104.79          7
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.00%          B         $104.46         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.10%          B         $103.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.20%          B         $103.13         16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.25%          B         $ 86.07          6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.30%          B         $ 97.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.34%          B         $102.21        111
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.45%          B         $101.50         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.50%          B         $157.69          2
EQ/BLACKROCK BASIC VALUE EQUITY..  0.70%          B         $195.71          9
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B         $183.22         --
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $185.71          6
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $190.08         67
EQ/BLACKROCK BASIC VALUE EQUITY..  0.95%          B         $157.65        110
EQ/BLACKROCK BASIC VALUE EQUITY..  1.00%          B         $187.33          1
EQ/BLACKROCK BASIC VALUE EQUITY..  1.10%          B         $184.61         33
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $180.54        394
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $181.92         57
EQ/BLACKROCK BASIC VALUE EQUITY..  1.25%          B         $ 87.99        159
EQ/BLACKROCK BASIC VALUE EQUITY..  1.30%          B         $ 99.71          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.34%          B         $230.79      1,386
EQ/BLACKROCK BASIC VALUE EQUITY..  1.35%          B         $177.96          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.45%          B         $174.05          1

EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B         $134.67          2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.70%          B         $132.46          1
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $130.28         17
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B         $129.75         29
EQ/BOSTON ADVISORS EQUITY INCOME.  1.00%          B         $129.21         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.10%          B         $128.14          7
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B         $127.07         97
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B         $ 91.08         16
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B         $102.73          7
EQ/BOSTON ADVISORS EQUITY INCOME.  1.34%          B         $125.60        388
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B         $125.50         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.45%          B         $124.45         --

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.40%          B         $101.42          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.50%          B         $ 87.40          1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.70%          B         $ 96.29          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B         $ 93.73          5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.95%          B         $119.36          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.00%          B         $ 92.47         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.10%          B         $ 91.23          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.20%          B         $ 90.00         37
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.25%          B         $ 90.11          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.30%          B         $ 99.20          1
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.34%          B         $ 88.31        243
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.35%          B         $ 88.19         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.45%          B         $112.76         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.70%          B         $150.90          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $146.89         14
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $145.90         45
EQ/CAPITAL GUARDIAN RESEARCH.....  1.10%          B         $142.98          4
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $141.05        184
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $ 98.92         82
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $107.94          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.34%          B         $138.41        884
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $138.22          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.45%          B         $136.36          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                           -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX.....  0.70%          A         $155.49         24
EQ/COMMON STOCK INDEX***..  0.74%          A         $496.20         60
EQ/COMMON STOCK INDEX***..  0.74%          A         $537.49         22
EQ/COMMON STOCK INDEX.....  0.90%          A         $218.60         52
EQ/COMMON STOCK INDEX.....  1.20%          A         $178.12         31
EQ/COMMON STOCK INDEX.....  1.35%          A         $272.50      1,190
EQ/COMMON STOCK INDEX.....  1.35%          A         $284.72         25
EQ/COMMON STOCK INDEX***..  1.40%          A         $354.66      4,157
EQ/COMMON STOCK INDEX.....  1.45%          A         $109.28         18
EQ/COMMON STOCK INDEX.....  0.40%          B         $101.97         10
EQ/COMMON STOCK INDEX.....  0.50%          B         $ 99.55         --
EQ/COMMON STOCK INDEX.....  0.80%          B         $199.59         --
EQ/COMMON STOCK INDEX.....  0.90%          B         $104.47         18
EQ/COMMON STOCK INDEX.....  0.90%          B         $116.92         11
EQ/COMMON STOCK INDEX.....  0.95%          B         $ 99.08        211
EQ/COMMON STOCK INDEX.....  1.00%          B         $170.34         --
EQ/COMMON STOCK INDEX.....  1.10%          B         $ 97.10         14
EQ/COMMON STOCK INDEX.....  1.20%          B         $109.61        548
EQ/COMMON STOCK INDEX.....  1.25%          B         $ 86.68         66
EQ/COMMON STOCK INDEX.....  1.30%          B         $ 96.68         17

EQ/CORE BOND INDEX........  0.40%          B         $101.06          7
EQ/CORE BOND INDEX........  0.50%          B         $129.64          2
EQ/CORE BOND INDEX........  0.70%          B         $126.78          3
EQ/CORE BOND INDEX........  0.90%          B         $123.99         22
EQ/CORE BOND INDEX........  0.95%          B         $123.30        114
EQ/CORE BOND INDEX........  1.00%          B         $122.61         --
EQ/CORE BOND INDEX........  1.10%          B         $121.25         16
EQ/CORE BOND INDEX........  1.20%          B         $119.89        121
EQ/CORE BOND INDEX........  1.25%          B         $102.61         48
EQ/CORE BOND INDEX........  1.30%          B         $102.68          5
EQ/CORE BOND INDEX........  1.34%          B         $118.03        684
EQ/CORE BOND INDEX........  1.35%          B         $117.89         --
EQ/CORE BOND INDEX........  1.45%          B         $116.57         --

EQ/DAVIS NEW YORK VENTURE.  0.50%          B         $ 91.42         --
EQ/DAVIS NEW YORK VENTURE.  0.70%          B         $ 90.39         --
EQ/DAVIS NEW YORK VENTURE.  0.90%          B         $ 89.37          6
EQ/DAVIS NEW YORK VENTURE.  0.90%          B         $102.67         --
EQ/DAVIS NEW YORK VENTURE.  0.95%          B         $ 89.12         18
EQ/DAVIS NEW YORK VENTURE.  1.10%          B         $ 96.49         12
EQ/DAVIS NEW YORK VENTURE.  1.20%          B         $ 87.86         70
EQ/DAVIS NEW YORK VENTURE.  1.25%          B         $ 86.66         13
EQ/DAVIS NEW YORK VENTURE.  1.30%          B         $ 87.52          1
EQ/DAVIS NEW YORK VENTURE.  1.34%          B         $ 87.16        181
EQ/DAVIS NEW YORK VENTURE.  1.34%          B         $ 99.83         --
EQ/DAVIS NEW YORK VENTURE.  1.35%          B         $ 99.76         --
EQ/DAVIS NEW YORK VENTURE.  1.45%          B         $ 86.61         --

EQ/EQUITY 500 INDEX.......  0.70%          A         $170.53         21
EQ/EQUITY 500 INDEX.......  0.90%          A         $240.04         61
EQ/EQUITY 500 INDEX.......  1.20%          A         $196.00         59
EQ/EQUITY 500 INDEX.......  1.34%          A         $321.22      2,120
EQ/EQUITY 500 INDEX.......  1.35%          A         $320.61         14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............  1.45%          A         $120.89          7
EQ/EQUITY 500 INDEX...............  0.40%          B         $101.23         38
EQ/EQUITY 500 INDEX...............  0.50%          B         $111.07         --
EQ/EQUITY 500 INDEX...............  0.90%          B         $128.81         15
EQ/EQUITY 500 INDEX...............  0.95%          B         $108.14        134
EQ/EQUITY 500 INDEX...............  1.00%          B         $163.65          1
EQ/EQUITY 500 INDEX...............  1.10%          B         $105.97         35
EQ/EQUITY 500 INDEX...............  1.20%          B         $121.24        597
EQ/EQUITY 500 INDEX...............  1.25%          B         $ 94.18        157
EQ/EQUITY 500 INDEX...............  1.30%          B         $105.59          9

EQ/EQUITY GROWTH PLUS.............  0.50%          B         $167.46          1
EQ/EQUITY GROWTH PLUS.............  0.70%          B         $163.71          6
EQ/EQUITY GROWTH PLUS.............  0.90%          B         $160.04         48
EQ/EQUITY GROWTH PLUS.............  0.95%          B         $159.14        106
EQ/EQUITY GROWTH PLUS.............  1.00%          B         $158.24         --
EQ/EQUITY GROWTH PLUS.............  1.10%          B         $156.45         13
EQ/EQUITY GROWTH PLUS.............  1.20%          B         $154.68        187
EQ/EQUITY GROWTH PLUS.............  1.25%          B         $ 95.66         19
EQ/EQUITY GROWTH PLUS.............  1.30%          B         $104.48          7
EQ/EQUITY GROWTH PLUS.............  1.34%          B         $152.23      1,711
EQ/EQUITY GROWTH PLUS.............  1.35%          B         $152.06          1
EQ/EQUITY GROWTH PLUS.............  1.45%          B         $150.33          1

EQ/FRANKLIN CORE BALANCED.........  0.40%          B         $102.12         --
EQ/FRANKLIN CORE BALANCED.........  0.50%          B         $114.20          4
EQ/FRANKLIN CORE BALANCED.........  0.70%          B         $112.76          2
EQ/FRANKLIN CORE BALANCED.........  0.90%          B         $111.34         11
EQ/FRANKLIN CORE BALANCED.........  0.95%          B         $110.98         43
EQ/FRANKLIN CORE BALANCED.........  1.00%          B         $110.63         --
EQ/FRANKLIN CORE BALANCED.........  1.10%          B         $109.93         11
EQ/FRANKLIN CORE BALANCED.........  1.20%          B         $109.23         78
EQ/FRANKLIN CORE BALANCED.........  1.25%          B         $100.25         21
EQ/FRANKLIN CORE BALANCED.........  1.30%          B         $106.92         10
EQ/FRANKLIN CORE BALANCED.........  1.34%          B         $108.25        489
EQ/FRANKLIN CORE BALANCED.........  1.45%          B         $107.49         --

EQ/FRANKLIN TEMPLETON ALLOCATION..  0.50%          B         $ 91.54          4
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.70%          B         $ 90.51         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.90%          B         $ 89.49         10
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.95%          B         $ 89.24         33
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.00%          B         $172.15         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.10%          B         $ 99.47         14
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.20%          B         $ 87.98         93
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.25%          B         $ 86.95         14
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          B         $ 87.64         16
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.34%          B         $ 87.28        405

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B         $139.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.70%          B         $136.97         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $134.87          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B         $134.35         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B         $132.80          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $131.77         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.25%          B         $105.52          9
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.30%          B         $115.01          2
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.34%          B         $130.29          2
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.34%          B         $130.35         95
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.45%          B         $129.24         --

EQ/GAMCO SMALL COMPANY VALUE.......  0.40%          B         $107.99         --
EQ/GAMCO SMALL COMPANY VALUE.......  0.50%          B         $218.50          2
EQ/GAMCO SMALL COMPANY VALUE.......  0.70%          B         $214.91          7
EQ/GAMCO SMALL COMPANY VALUE.......  0.80%          B         $251.66         --
EQ/GAMCO SMALL COMPANY VALUE.......  0.90%          B         $211.38         67
EQ/GAMCO SMALL COMPANY VALUE.......  0.95%          B         $210.50         70
EQ/GAMCO SMALL COMPANY VALUE.......  1.00%          B         $209.63          2
EQ/GAMCO SMALL COMPANY VALUE.......  1.10%          B         $207.90         35
EQ/GAMCO SMALL COMPANY VALUE.......  1.20%          B         $206.17        427
EQ/GAMCO SMALL COMPANY VALUE.......  1.25%          B         $131.34        144
EQ/GAMCO SMALL COMPANY VALUE.......  1.30%          B         $155.40         11
EQ/GAMCO SMALL COMPANY VALUE.......  1.34%          B         $203.78      1,517
EQ/GAMCO SMALL COMPANY VALUE.......  1.35%          B         $203.61          2
EQ/GAMCO SMALL COMPANY VALUE.......  1.45%          B         $201.92          1

EQ/GLOBAL BOND PLUS................  0.50%          B         $133.27          1
EQ/GLOBAL BOND PLUS................  0.70%          B         $131.34          3
EQ/GLOBAL BOND PLUS................  0.90%          B         $129.44         23
EQ/GLOBAL BOND PLUS................  0.95%          B         $128.97         69
EQ/GLOBAL BOND PLUS................  1.00%          B         $128.50         --
EQ/GLOBAL BOND PLUS................  1.10%          B         $127.56         33
EQ/GLOBAL BOND PLUS................  1.20%          B         $126.63         99
EQ/GLOBAL BOND PLUS................  1.25%          B         $126.92         70
EQ/GLOBAL BOND PLUS................  1.30%          B         $128.64          3
EQ/GLOBAL BOND PLUS................  1.34%          B         $125.34        383
EQ/GLOBAL BOND PLUS................  1.35%          B         $125.24         --
EQ/GLOBAL BOND PLUS................  1.45%          B         $124.33         --

EQ/GLOBAL MULTI-SECTOR EQUITY......  0.50%          B         $244.94          1
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.70%          B         $183.22         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.70%          B         $299.45          6
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.80%          B         $185.19         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.90%          B         $290.84         32
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.90%          B         $344.97          2
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.95%          B         $254.59         66
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.00%          B         $286.63         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.10%          B         $282.46         13
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.20%          B         $262.85        165
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.20%          B         $278.34         47
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.25%          B         $ 79.45        117
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.30%          B         $108.76          5
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.34%          B         $180.80      1,522
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.34%          B         $292.43         23
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.35%          B         $272.29          4
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.45%          B         $253.40          1

EQ/INTERMEDIATE GOVERNMENT BOND....  0.70%          A         $167.79          2
EQ/INTERMEDIATE GOVERNMENT BOND***.  0.74%          A         $ 95.02         26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          A         $179.04          5
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          A         $162.35          2
EQ/INTERMEDIATE GOVERNMENT BOND.  1.34%          A         $179.64        336
EQ/INTERMEDIATE GOVERNMENT BOND.  1.35%          A         $173.03          3
EQ/INTERMEDIATE GOVERNMENT BOND.  1.45%          A         $144.47         --
EQ/INTERMEDIATE GOVERNMENT BOND.  0.50%          B         $149.03         --
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          B         $151.25          2
EQ/INTERMEDIATE GOVERNMENT BOND.  0.95%          B         $147.42         48
EQ/INTERMEDIATE GOVERNMENT BOND.  1.00%          B         $119.01         --
EQ/INTERMEDIATE GOVERNMENT BOND.  1.10%          B         $144.47         11
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          B         $144.89         55
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          B         $110.79         43
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B         $111.19          2

EQ/INTERNATIONAL CORE PLUS......  0.50%          B         $111.98         --
EQ/INTERNATIONAL CORE PLUS......  0.70%          B         $123.06          4
EQ/INTERNATIONAL CORE PLUS......  0.80%          B         $167.55         --
EQ/INTERNATIONAL CORE PLUS......  0.90%          B         $119.79         30
EQ/INTERNATIONAL CORE PLUS......  0.95%          B         $146.18         36
EQ/INTERNATIONAL CORE PLUS......  1.00%          B         $118.19         --
EQ/INTERNATIONAL CORE PLUS......  1.10%          B         $116.60         13
EQ/INTERNATIONAL CORE PLUS......  1.20%          B         $115.03        234
EQ/INTERNATIONAL CORE PLUS......  1.25%          B         $ 75.44         48
EQ/INTERNATIONAL CORE PLUS......  1.30%          B         $ 87.41          3
EQ/INTERNATIONAL CORE PLUS......  1.34%          B         $112.87        756
EQ/INTERNATIONAL CORE PLUS......  1.35%          B         $112.72          1
EQ/INTERNATIONAL CORE PLUS......  1.45%          B         $138.21         --

EQ/INTERNATIONAL EQUITY INDEX...  0.70%          A         $122.23         10
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          A         $130.18         48
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          A         $113.42         25
EQ/INTERNATIONAL EQUITY INDEX...  1.34%          A         $125.52      2,822
EQ/INTERNATIONAL EQUITY INDEX...  1.35%          A         $125.29         18
EQ/INTERNATIONAL EQUITY INDEX...  1.45%          A         $ 97.62          3
EQ/INTERNATIONAL EQUITY INDEX...  0.50%          B         $102.38          2
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $105.78         11
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B         $101.39        136
EQ/INTERNATIONAL EQUITY INDEX...  1.00%          B         $154.09         --
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B         $ 99.36         26
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B         $ 97.79        216
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B         $ 60.89         53
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B         $ 73.56         12

EQ/INTERNATIONAL VALUE PLUS.....  0.40%          B         $109.45         38
EQ/INTERNATIONAL VALUE PLUS.....  0.50%          B         $110.24          1
EQ/INTERNATIONAL VALUE PLUS.....  0.70%          B         $133.40          5
EQ/INTERNATIONAL VALUE PLUS.....  0.90%          B         $129.86         46
EQ/INTERNATIONAL VALUE PLUS.....  0.95%          B         $128.98         84
EQ/INTERNATIONAL VALUE PLUS.....  1.00%          B         $128.12         --
EQ/INTERNATIONAL VALUE PLUS.....  1.10%          B         $126.40         12
EQ/INTERNATIONAL VALUE PLUS.....  1.20%          B         $124.70        127
EQ/INTERNATIONAL VALUE PLUS.....  1.25%          B         $ 71.69         31
EQ/INTERNATIONAL VALUE PLUS.....  1.30%          B         $ 82.77          8
EQ/INTERNATIONAL VALUE PLUS.....  1.34%          B         $122.36      1,381

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....  1.35%          B         $122.19          6
EQ/INTERNATIONAL VALUE PLUS.....  1.45%          B         $131.98          1

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.40%          B         $104.59         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B         $127.02         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.70%          B         $125.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $120.58          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $121.92          7
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B         $112.50         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.00%          B         $120.15         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.10%          B         $118.41          4
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $115.45         27
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $116.68          9
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B         $ 83.28         11
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B         $ 93.73          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.34%          B         $144.24        258
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B         $114.14          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.45%          B         $111.30          1

EQ/LARGE CAP CORE PLUS..........  0.70%          B         $107.25         --
EQ/LARGE CAP CORE PLUS..........  0.90%          B         $104.40          5
EQ/LARGE CAP CORE PLUS..........  0.95%          B         $103.70          7
EQ/LARGE CAP CORE PLUS..........  1.10%          B         $101.62          1
EQ/LARGE CAP CORE PLUS..........  1.20%          B         $100.25         21
EQ/LARGE CAP CORE PLUS..........  1.25%          B         $ 89.68          2
EQ/LARGE CAP CORE PLUS..........  1.34%          B         $ 98.37        100
EQ/LARGE CAP CORE PLUS..........  1.45%          B         $ 96.91         --

EQ/LARGE CAP GROWTH INDEX.......  0.50%          B         $ 86.48         --
EQ/LARGE CAP GROWTH INDEX.......  0.70%          B         $ 93.51          2
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $ 91.03         23
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B         $ 90.42         80
EQ/LARGE CAP GROWTH INDEX.......  1.00%          B         $ 89.81         --
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B         $ 88.60         12
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B         $ 87.41        181
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B         $115.56         15
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B         $128.47          1
EQ/LARGE CAP GROWTH INDEX.......  1.34%          B         $ 85.77      1,199
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B         $ 85.65          2
EQ/LARGE CAP GROWTH INDEX.......  1.45%          B         $ 84.50          1

EQ/LARGE CAP GROWTH PLUS........  0.50%          B         $ 70.75         --
EQ/LARGE CAP GROWTH PLUS........  0.70%          B         $123.60          4
EQ/LARGE CAP GROWTH PLUS........  0.80%          B         $183.45         --
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $107.48          4
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $120.04         27
EQ/LARGE CAP GROWTH PLUS........  0.95%          B         $101.21         63
EQ/LARGE CAP GROWTH PLUS........  1.00%          B         $118.30         --
EQ/LARGE CAP GROWTH PLUS........  1.10%          B         $116.58         14
EQ/LARGE CAP GROWTH PLUS........  1.20%          B         $110.32        148
EQ/LARGE CAP GROWTH PLUS........  1.20%          B         $114.88         10
EQ/LARGE CAP GROWTH PLUS........  1.25%          B         $101.12          6
EQ/LARGE CAP GROWTH PLUS........  1.30%          B         $116.32          3
EQ/LARGE CAP GROWTH PLUS........  1.34%          B         $168.24      1,181

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH PLUS......  1.35%          B         $112.38          8
EQ/LARGE CAP GROWTH PLUS......  1.45%          B         $106.36          5

EQ/LARGE CAP VALUE INDEX......  0.50%          B         $ 71.09         --
EQ/LARGE CAP VALUE INDEX......  0.70%          B         $ 70.06          1
EQ/LARGE CAP VALUE INDEX......  0.90%          B         $ 69.05         20
EQ/LARGE CAP VALUE INDEX......  0.95%          B         $ 68.79         27
EQ/LARGE CAP VALUE INDEX......  1.00%          B         $ 68.54         --
EQ/LARGE CAP VALUE INDEX......  1.10%          B         $ 68.04         12
EQ/LARGE CAP VALUE INDEX......  1.20%          B         $ 67.55         75
EQ/LARGE CAP VALUE INDEX......  1.25%          B         $ 56.74         30
EQ/LARGE CAP VALUE INDEX......  1.30%          B         $ 62.24          2
EQ/LARGE CAP VALUE INDEX......  1.34%          B         $ 66.86        436
EQ/LARGE CAP VALUE INDEX......  1.35%          B         $ 66.81         --
EQ/LARGE CAP VALUE INDEX......  1.45%          B         $ 66.32         --

EQ/LARGE CAP VALUE PLUS.......  0.70%          A         $117.14         10
EQ/LARGE CAP VALUE PLUS.......  0.90%          A         $114.03         59
EQ/LARGE CAP VALUE PLUS.......  1.20%          A         $109.50         62
EQ/LARGE CAP VALUE PLUS.......  1.34%          A         $107.44      5,681
EQ/LARGE CAP VALUE PLUS.......  1.35%          A         $107.30         20
EQ/LARGE CAP VALUE PLUS.......  1.45%          A         $113.23          6
EQ/LARGE CAP VALUE PLUS.......  0.40%          B         $103.13         26
EQ/LARGE CAP VALUE PLUS.......  0.50%          B         $128.01          2
EQ/LARGE CAP VALUE PLUS.......  0.80%          B         $183.84         --
EQ/LARGE CAP VALUE PLUS.......  0.90%          B         $112.55         15
EQ/LARGE CAP VALUE PLUS.......  0.95%          B         $118.56        202
EQ/LARGE CAP VALUE PLUS.......  1.00%          B         $112.50         --
EQ/LARGE CAP VALUE PLUS.......  1.10%          B         $109.55          6
EQ/LARGE CAP VALUE PLUS.......  1.10%          B         $110.99         --
EQ/LARGE CAP VALUE PLUS.......  1.20%          B         $108.08        449
EQ/LARGE CAP VALUE PLUS.......  1.25%          B         $ 70.56         18
EQ/LARGE CAP VALUE PLUS.......  1.30%          B         $ 77.76         11

EQ/LORD ABBETT LARGE CAP CORE.  0.50%          B         $133.30         --
EQ/LORD ABBETT LARGE CAP CORE.  0.70%          B         $131.26         --
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          B         $129.25         10
EQ/LORD ABBETT LARGE CAP CORE.  0.95%          B         $128.75         13
EQ/LORD ABBETT LARGE CAP CORE.  1.00%          B         $128.25         --
EQ/LORD ABBETT LARGE CAP CORE.  1.10%          B         $127.26         10
EQ/LORD ABBETT LARGE CAP CORE.  1.20%          B         $126.28         63
EQ/LORD ABBETT LARGE CAP CORE.  1.25%          B         $ 99.11         23
EQ/LORD ABBETT LARGE CAP CORE.  1.30%          B         $109.52          1
EQ/LORD ABBETT LARGE CAP CORE.  1.34%          B         $124.91        198
EQ/LORD ABBETT LARGE CAP CORE.  1.34%          B         $126.28         --
EQ/LORD ABBETT LARGE CAP CORE.  1.35%          B         $124.81         --
EQ/LORD ABBETT LARGE CAP CORE.  1.45%          B         $123.85         --

EQ/MFS INTERNATIONAL GROWTH...  0.40%          B         $108.44         --
EQ/MFS INTERNATIONAL GROWTH...  0.50%          B         $164.13         --
EQ/MFS INTERNATIONAL GROWTH...  0.70%          B         $161.62          3
EQ/MFS INTERNATIONAL GROWTH...  0.80%          B         $193.60         --
EQ/MFS INTERNATIONAL GROWTH...  0.90%          B         $159.14         34
EQ/MFS INTERNATIONAL GROWTH...  0.95%          B         $158.53         24
EQ/MFS INTERNATIONAL GROWTH...  1.00%          B         $157.92          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                             -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.  1.10%          B         $156.70         11
EQ/MFS INTERNATIONAL GROWTH.  1.20%          B         $155.48         71
EQ/MFS INTERNATIONAL GROWTH.  1.25%          B         $ 96.02         25
EQ/MFS INTERNATIONAL GROWTH.  1.30%          B         $114.54          2
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $153.74         15
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $153.80        343
EQ/MFS INTERNATIONAL GROWTH.  1.35%          B         $153.68         --
EQ/MFS INTERNATIONAL GROWTH.  1.45%          B         $152.49         --

EQ/MID CAP INDEX............  0.40%          B         $105.09         41
EQ/MID CAP INDEX............  0.50%          B         $144.65          1
EQ/MID CAP INDEX............  0.70%          B         $137.85          7
EQ/MID CAP INDEX............  0.80%          B         $224.39         --
EQ/MID CAP INDEX............  0.90%          B         $134.47         57
EQ/MID CAP INDEX............  0.95%          B         $133.63         93
EQ/MID CAP INDEX............  1.00%          B         $132.81         --
EQ/MID CAP INDEX............  1.10%          B         $131.16         27
EQ/MID CAP INDEX............  1.20%          B         $129.53        364
EQ/MID CAP INDEX............  1.25%          B         $ 88.82        110
EQ/MID CAP INDEX............  1.30%          B         $103.86          5
EQ/MID CAP INDEX............  1.34%          B         $127.28      1,961
EQ/MID CAP INDEX............  1.35%          B         $127.12          1
EQ/MID CAP INDEX............  1.45%          B         $125.54         --

EQ/MID CAP VALUE PLUS.......  0.50%          B         $189.37          2
EQ/MID CAP VALUE PLUS.......  0.70%          B         $149.90          6
EQ/MID CAP VALUE PLUS.......  0.90%          B         $145.59         35
EQ/MID CAP VALUE PLUS.......  0.90%          B         $180.17          6
EQ/MID CAP VALUE PLUS.......  0.95%          B         $182.70        100
EQ/MID CAP VALUE PLUS.......  1.00%          B         $143.48         --
EQ/MID CAP VALUE PLUS.......  1.10%          B         $141.40         11
EQ/MID CAP VALUE PLUS.......  1.20%          B         $138.90        247
EQ/MID CAP VALUE PLUS.......  1.20%          B         $139.33         25
EQ/MID CAP VALUE PLUS.......  1.25%          B         $ 88.97         25
EQ/MID CAP VALUE PLUS.......  1.30%          B         $101.94          9
EQ/MID CAP VALUE PLUS.......  1.34%          B         $172.23      2,072
EQ/MID CAP VALUE PLUS.......  1.35%          B         $136.30          8
EQ/MID CAP VALUE PLUS.......  1.45%          B         $133.91          1

EQ/MONEY MARKET^............  0.00%          A         $  1.00        391
EQ/MONEY MARKET.............  0.70%          A         $132.95          1
EQ/MONEY MARKET.............  0.74%          A         $ 46.76         29
EQ/MONEY MARKET.............  0.90%          A         $138.36         26
EQ/MONEY MARKET.............  1.20%          A         $127.87          1
EQ/MONEY MARKET.............  1.35%          A         $138.30        111
EQ/MONEY MARKET.............  1.35%          A         $138.97         18
EQ/MONEY MARKET.............  1.40%          A         $ 35.06      1,041
EQ/MONEY MARKET.............  1.45%          A         $115.36         --
EQ/MONEY MARKET^............  0.00%          B         $  1.00        338
EQ/MONEY MARKET^............  0.40%          B         $  1.00          8
EQ/MONEY MARKET.............  0.40%          B         $ 99.85          3
EQ/MONEY MARKET.............  0.50%          B         $116.29         --
EQ/MONEY MARKET.............  0.90%          B         $109.88         --
EQ/MONEY MARKET.............  0.90%          B         $121.47          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  0.95%          B         $115.76        139
EQ/MONEY MARKET..................  1.10%          B         $113.44         27
EQ/MONEY MARKET^.................  1.20%          B         $  1.00      1,722
EQ/MONEY MARKET..................  1.20%          B         $116.13         42
EQ/MONEY MARKET..................  1.25%          B         $ 97.37         73
EQ/MONEY MARKET..................  1.30%          B         $ 99.51          8

EQ/MONTAG & CALDWELL GROWTH......  0.40%          B         $ 99.99         --
EQ/MONTAG & CALDWELL GROWTH......  0.50%          B         $151.11         --
EQ/MONTAG & CALDWELL GROWTH......  0.70%          B         $148.63          1
EQ/MONTAG & CALDWELL GROWTH......  0.80%          B         $175.19         --
EQ/MONTAG & CALDWELL GROWTH......  0.90%          B         $146.18          8
EQ/MONTAG & CALDWELL GROWTH......  0.95%          B         $145.58         16
EQ/MONTAG & CALDWELL GROWTH......  1.00%          B         $144.98         --
EQ/MONTAG & CALDWELL GROWTH......  1.10%          B         $143.78          7
EQ/MONTAG & CALDWELL GROWTH......  1.20%          B         $142.58         34
EQ/MONTAG & CALDWELL GROWTH......  1.25%          B         $112.64         18
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B         $124.19          2
EQ/MONTAG & CALDWELL GROWTH......  1.34%          B         $140.93        190
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B         $140.81          1
EQ/MONTAG & CALDWELL GROWTH......  1.45%          B         $139.64         --

EQ/MORGAN STANLEY MID CAP GROWTH.  0.40%          B         $102.88         --
EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%          B         $176.56          1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.70%          B         $173.86          3
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          B         $217.37         --
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          B         $171.19         60
EQ/MORGAN STANLEY MID CAP GROWTH.  0.95%          B         $170.53         36
EQ/MORGAN STANLEY MID CAP GROWTH.  1.00%          B         $169.87          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.10%          B         $168.56         26
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B         $167.26        283
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B         $109.07        111
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B         $129.14          5
EQ/MORGAN STANLEY MID CAP GROWTH.  1.34%          B         $165.45        807
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B         $165.32          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.45%          B         $164.04         --

EQ/MUTUAL LARGE CAP EQUITY.......  0.50%          B         $100.20         --
EQ/MUTUAL LARGE CAP EQUITY.......  0.70%          B         $ 98.93         --
EQ/MUTUAL LARGE CAP EQUITY.......  0.90%          B         $ 97.68          6
EQ/MUTUAL LARGE CAP EQUITY.......  0.95%          B         $ 97.37         11
EQ/MUTUAL LARGE CAP EQUITY.......  1.00%          B         $ 97.06         --
EQ/MUTUAL LARGE CAP EQUITY.......  1.10%          B         $ 96.45          2
EQ/MUTUAL LARGE CAP EQUITY.......  1.20%          B         $ 95.83         36
EQ/MUTUAL LARGE CAP EQUITY.......  1.25%          B         $ 81.98          5
EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          B         $ 92.22          9
EQ/MUTUAL LARGE CAP EQUITY.......  1.34%          B         $ 94.98        208
EQ/MUTUAL LARGE CAP EQUITY.......  1.45%          B         $ 94.31         --

EQ/OPPENHEIMER GLOBAL............  0.50%          B         $118.74          1
EQ/OPPENHEIMER GLOBAL............  0.70%          B         $117.24          3
EQ/OPPENHEIMER GLOBAL............  0.90%          B         $115.76          9
EQ/OPPENHEIMER GLOBAL............  0.95%          B         $115.39         23
EQ/OPPENHEIMER GLOBAL............  1.00%          B         $115.02         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/OPPENHEIMER GLOBAL.........  1.10%          B         $114.29        17
EQ/OPPENHEIMER GLOBAL.........  1.20%          B         $113.56       110
EQ/OPPENHEIMER GLOBAL.........  1.25%          B         $ 93.30        30
EQ/OPPENHEIMER GLOBAL.........  1.30%          B         $106.99         2
EQ/OPPENHEIMER GLOBAL.........  1.34%          B         $112.55       360
EQ/OPPENHEIMER GLOBAL.........  1.45%          B         $111.76        --

EQ/PIMCO ULTRA SHORT BOND.....  1.10%          A         $ 99.61         2
EQ/PIMCO ULTRA SHORT BOND.....  0.50%          B         $114.29         1
EQ/PIMCO ULTRA SHORT BOND.....  0.70%          B         $112.53         6
EQ/PIMCO ULTRA SHORT BOND.....  0.80%          B         $106.31        --
EQ/PIMCO ULTRA SHORT BOND.....  0.90%          B         $110.81        28
EQ/PIMCO ULTRA SHORT BOND.....  0.95%          B         $110.38       130
EQ/PIMCO ULTRA SHORT BOND.....  1.00%          B         $109.96        --
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B         $109.11        54
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B         $108.26       152
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B         $109.24        84
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B         $108.56         3
EQ/PIMCO ULTRA SHORT BOND.....  1.34%          B         $107.09       608
EQ/PIMCO ULTRA SHORT BOND.....  1.35%          B         $107.01        --
EQ/PIMCO ULTRA SHORT BOND.....  1.45%          B         $106.18        --

EQ/QUALITY BOND PLUS..........  0.70%          A         $169.08         1
EQ/QUALITY BOND PLUS..........  0.90%          A         $186.20        10
EQ/QUALITY BOND PLUS..........  1.20%          A         $164.93         3
EQ/QUALITY BOND PLUS..........  1.34%          A         $182.86       508
EQ/QUALITY BOND PLUS..........  1.35%          A         $192.64         4
EQ/QUALITY BOND PLUS..........  1.45%          A         $143.42        --
EQ/QUALITY BOND PLUS..........  0.50%          B         $149.02         1
EQ/QUALITY BOND PLUS..........  0.90%          B         $150.23         4
EQ/QUALITY BOND PLUS..........  0.95%          B         $147.68        71
EQ/QUALITY BOND PLUS..........  1.00%          B         $119.30        --
EQ/QUALITY BOND PLUS..........  1.10%          B         $144.72        13
EQ/QUALITY BOND PLUS..........  1.20%          B         $144.05        88
EQ/QUALITY BOND PLUS..........  1.25%          B         $106.39        27
EQ/QUALITY BOND PLUS..........  1.30%          B         $106.49         3

EQ/SMALL COMPANY INDEX........  0.40%          B         $104.81        41
EQ/SMALL COMPANY INDEX........  0.50%          B         $187.63        --
EQ/SMALL COMPANY INDEX........  0.70%          B         $183.49         4
EQ/SMALL COMPANY INDEX........  0.90%          B         $179.44        26
EQ/SMALL COMPANY INDEX........  0.95%          B         $178.44        32
EQ/SMALL COMPANY INDEX........  1.00%          B         $177.45        --
EQ/SMALL COMPANY INDEX........  1.10%          B         $175.48        12
EQ/SMALL COMPANY INDEX........  1.20%          B         $173.52       166
EQ/SMALL COMPANY INDEX........  1.25%          B         $ 98.42        65
EQ/SMALL COMPANY INDEX........  1.30%          B         $108.37         4
EQ/SMALL COMPANY INDEX........  1.34%          B         $170.81       804
EQ/SMALL COMPANY INDEX........  1.35%          B         $170.62         1
EQ/SMALL COMPANY INDEX........  1.45%          B         $168.71        --

EQ/T. ROWE PRICE GROWTH STOCK.  0.40%          B         $101.45        21
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B         $128.20        --
EQ/T. ROWE PRICE GROWTH STOCK.  0.70%          B         $126.10         4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.  0.80%          B         $196.63         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.90%          B         $124.02         62
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B         $123.51         50
EQ/T. ROWE PRICE GROWTH STOCK.  1.00%          B         $123.00          1
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B         $121.98         23
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B         $120.97        402
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B         $102.62        126
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B         $111.03          4
EQ/T. ROWE PRICE GROWTH STOCK.  1.34%          B         $119.57      1,029
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B         $119.47          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.45%          B         $118.48         --

EQ/TEMPLETON GLOBAL EQUITY....  0.50%          B         $ 97.17          1
EQ/TEMPLETON GLOBAL EQUITY....  0.70%          B         $ 95.94          1
EQ/TEMPLETON GLOBAL EQUITY....  0.90%          B         $ 94.73          8
EQ/TEMPLETON GLOBAL EQUITY....  0.95%          B         $ 94.43         15
EQ/TEMPLETON GLOBAL EQUITY....  1.00%          B         $ 94.13         --
EQ/TEMPLETON GLOBAL EQUITY....  1.10%          B         $ 93.53          6
EQ/TEMPLETON GLOBAL EQUITY....  1.20%          B         $ 92.93         87
EQ/TEMPLETON GLOBAL EQUITY....  1.25%          B         $ 79.93         12
EQ/TEMPLETON GLOBAL EQUITY....  1.30%          B         $ 89.50          9
EQ/TEMPLETON GLOBAL EQUITY....  1.34%          B         $ 92.10        240
EQ/TEMPLETON GLOBAL EQUITY....  1.45%          B         $ 91.46         --

EQ/UBS GROWTH & INCOME........  0.50%          B         $130.37         --
EQ/UBS GROWTH & INCOME........  0.70%          B         $128.23         --
EQ/UBS GROWTH & INCOME........  0.90%          B         $126.12          2
EQ/UBS GROWTH & INCOME........  0.95%          B         $125.60          9
EQ/UBS GROWTH & INCOME........  1.10%          B         $124.04          2
EQ/UBS GROWTH & INCOME........  1.20%          B         $123.01         28
EQ/UBS GROWTH & INCOME........  1.25%          B         $ 85.69         15
EQ/UBS GROWTH & INCOME........  1.30%          B         $ 94.85          2
EQ/UBS GROWTH & INCOME........  1.34%          B         $121.59        103
EQ/UBS GROWTH & INCOME........  1.45%          B         $120.48         --

EQ/VAN KAMPEN COMSTOCK........  0.50%          B         $123.90         --
EQ/VAN KAMPEN COMSTOCK........  0.70%          B         $122.00         --
EQ/VAN KAMPEN COMSTOCK........  0.90%          B         $120.13          5
EQ/VAN KAMPEN COMSTOCK........  0.95%          B         $119.67         17
EQ/VAN KAMPEN COMSTOCK........  1.00%          B         $119.21         --
EQ/VAN KAMPEN COMSTOCK........  1.10%          B         $118.28          4
EQ/VAN KAMPEN COMSTOCK........  1.20%          B         $117.37         16
EQ/VAN KAMPEN COMSTOCK........  1.25%          B         $ 92.01          6
EQ/VAN KAMPEN COMSTOCK........  1.30%          B         $100.52          1
EQ/VAN KAMPEN COMSTOCK........  1.34%          B         $116.10        180
EQ/VAN KAMPEN COMSTOCK........  1.35%          B         $116.01         --
EQ/VAN KAMPEN COMSTOCK........  1.45%          B         $115.11         --

EQ/WELLS FARGO OMEGA GROWTH...  0.50%          B         $131.92         --
EQ/WELLS FARGO OMEGA GROWTH...  0.70%          B         $132.88          6
EQ/WELLS FARGO OMEGA GROWTH...  0.90%          B         $129.35         20
EQ/WELLS FARGO OMEGA GROWTH...  0.95%          B         $128.48         61
EQ/WELLS FARGO OMEGA GROWTH...  1.10%          B         $125.90         24
EQ/WELLS FARGO OMEGA GROWTH...  1.20%          B         $124.21        120

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                         -------- --------------- ---------- -----------
EQ/WELLS FARGO OMEGA GROWTH.............  1.25%          B         $125.95        58
EQ/WELLS FARGO OMEGA GROWTH.............  1.30%          B         $144.14         2
EQ/WELLS FARGO OMEGA GROWTH.............  1.34%          B         $121.88       775
EQ/WELLS FARGO OMEGA GROWTH.............  1.35%          B         $121.71         1
EQ/WELLS FARGO OMEGA GROWTH.............  1.45%          B         $120.07        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.50%   SERVICE CLASS 2  $118.93        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $118.28        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $131.17         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $117.64         8
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $130.55        16
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.95%   SERVICE CLASS 2  $130.40        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.00%   SERVICE CLASS 2  $117.32         3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.10%   SERVICE CLASS 2  $117.00        18
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $116.69       359
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $129.63        32
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.25%   SERVICE CLASS 2  $129.48        99
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.34%   SERVICE CLASS 2  $129.21       498
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.45%   SERVICE CLASS 2  $102.76        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.50%   SERVICE CLASS 2  $120.35         2
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.90%   SERVICE CLASS 2  $119.05         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.00%   SERVICE CLASS 2  $118.73        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.10%   SERVICE CLASS 2  $118.41        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.20%   SERVICE CLASS 2  $118.08        14

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.90%   SERVICE CLASS 2  $112.97        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.00%   SERVICE CLASS 2  $112.66        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.10%   SERVICE CLASS 2  $112.36         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.20%   SERVICE CLASS 2  $112.05        66

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.50%   SERVICE SHARES   $118.14         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $101.37        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $117.50        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.80%   SERVICE SHARES   $117.18        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $101.04         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $116.87         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.95%   SERVICE SHARES   $100.96         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.00%   SERVICE SHARES   $116.55        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.10%   SERVICE SHARES   $116.23         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $100.54         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $115.92        26
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.25%   SERVICE SHARES   $100.46         9
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.34%   SERVICE SHARES   $100.31        57
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.45%   SERVICE SHARES   $100.12        --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.50%      SERIES II     $107.78         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.80%      SERIES II     $106.91        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.90%      SERIES II     $106.62        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.00%      SERIES II     $106.33        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.10%      SERIES II     $106.04        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.20%      SERIES II     $105.75         6

INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.50%      SERIES II     $131.22         2
INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.70%      SERIES II     $128.69         5
INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.80%      SERIES II     $130.15        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $128.08         7
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $129.80         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.95%      SERIES II     $127.93        12
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.00%      SERIES II     $129.45        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.10%      SERIES II     $129.10         8
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $127.18         4
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $128.75        54
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.25%      SERIES II     $127.03        14
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.34%      SERIES II     $126.76       130
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.45%      SERIES II     $110.37        --

INVESCO V.I. HIGH YIELD FUND...........  0.50%      SERIES II     $111.14         1
INVESCO V.I. HIGH YIELD FUND...........  0.70%      SERIES II     $110.78        --
INVESCO V.I. HIGH YIELD FUND...........  0.90%      SERIES II     $110.41         3
INVESCO V.I. HIGH YIELD FUND...........  0.95%      SERIES II     $110.32         6
INVESCO V.I. HIGH YIELD FUND...........  1.00%      SERIES II     $110.23        --
INVESCO V.I. HIGH YIELD FUND...........  1.10%      SERIES II     $110.05         4
INVESCO V.I. HIGH YIELD FUND...........  1.20%      SERIES II     $109.87        28
INVESCO V.I. HIGH YIELD FUND...........  1.25%      SERIES II     $109.77        21
INVESCO V.I. HIGH YIELD FUND...........  1.34%      SERIES II     $109.61        52

INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.50%      SERIES II     $116.77        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.70%      SERIES II     $ 99.75         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $ 99.42         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $115.51         2
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.95%      SERIES II     $ 99.33         7
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.00%      SERIES II     $115.20        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II     $114.88         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $ 98.92         2
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $114.57        69
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II     $ 98.84         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.34%      SERIES II     $ 98.69        88
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.45%      SERIES II     $ 98.51        --

INVESCO V.I. MID CAP CORE EQUITY FUND..  0.50%      SERIES II     $107.28        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.70%      SERIES II     $117.17        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $106.12        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $116.62         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.95%      SERIES II     $116.49         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.00%      SERIES II     $105.83        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.10%      SERIES II     $105.55         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.20%      SERIES II     $105.26        18
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.20%      SERIES II     $115.80         5
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.25%      SERIES II     $115.67         7
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.34%      SERIES II     $115.42        47

INVESCO V.I. SMALL CAP EQUITY FUND.....  0.50%      SERIES II     $121.56        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.70%      SERIES II     $138.24        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.80%      SERIES II     $120.58        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.90%      SERIES II     $120.25        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.90%      SERIES II     $137.59         1
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.95%      SERIES II     $137.43         1
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.00%      SERIES II     $119.93        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.10%      SERIES II     $119.60         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
INVESCO V.I. SMALL CAP EQUITY FUND.  1.20%      SERIES II     $119.27        10
INVESCO V.I. SMALL CAP EQUITY FUND.  1.20%      SERIES II     $136.63         1
INVESCO V.I. SMALL CAP EQUITY FUND.  1.25%      SERIES II     $136.47         3
INVESCO V.I. SMALL CAP EQUITY FUND.  1.34%      SERIES II     $136.18        18

IVY FUNDS VIP ENERGY...............  0.40%    COMMON SHARES   $100.32        --
IVY FUNDS VIP ENERGY...............  0.50%    COMMON SHARES   $104.10         1
IVY FUNDS VIP ENERGY...............  0.70%    COMMON SHARES   $117.08        --
IVY FUNDS VIP ENERGY...............  0.90%    COMMON SHARES   $102.98         1
IVY FUNDS VIP ENERGY...............  0.90%    COMMON SHARES   $116.53         5
IVY FUNDS VIP ENERGY...............  0.95%    COMMON SHARES   $116.39         9
IVY FUNDS VIP ENERGY...............  1.00%    COMMON SHARES   $102.70        --
IVY FUNDS VIP ENERGY...............  1.10%    COMMON SHARES   $102.42         6
IVY FUNDS VIP ENERGY...............  1.20%    COMMON SHARES   $102.14        49
IVY FUNDS VIP ENERGY...............  1.20%    COMMON SHARES   $115.71        14
IVY FUNDS VIP ENERGY...............  1.25%    COMMON SHARES   $115.57        11
IVY FUNDS VIP ENERGY...............  1.34%    COMMON SHARES   $115.33        99
IVY FUNDS VIP ENERGY...............  1.45%    COMMON SHARES   $ 86.77        --

IVY FUNDS VIP HIGH INCOME..........  0.50%    COMMON SHARES   $131.69         1
IVY FUNDS VIP HIGH INCOME..........  0.70%    COMMON SHARES   $131.08         1
IVY FUNDS VIP HIGH INCOME..........  0.80%    COMMON SHARES   $130.77        --
IVY FUNDS VIP HIGH INCOME..........  0.90%    COMMON SHARES   $130.46        18
IVY FUNDS VIP HIGH INCOME..........  0.95%    COMMON SHARES   $130.31        47
IVY FUNDS VIP HIGH INCOME..........  1.00%    COMMON SHARES   $130.16         1
IVY FUNDS VIP HIGH INCOME..........  1.10%    COMMON SHARES   $129.85        21
IVY FUNDS VIP HIGH INCOME..........  1.20%    COMMON SHARES   $129.55       152
IVY FUNDS VIP HIGH INCOME..........  1.25%    COMMON SHARES   $129.39        93
IVY FUNDS VIP HIGH INCOME..........  1.34%    COMMON SHARES   $129.12       349
IVY FUNDS VIP HIGH INCOME..........  1.45%    COMMON SHARES   $114.86        --

IVY FUNDS VIP MID CAP GROWTH.......  0.50%    COMMON SHARES   $101.88        --
IVY FUNDS VIP MID CAP GROWTH.......  0.70%    COMMON SHARES   $101.55        --
IVY FUNDS VIP MID CAP GROWTH.......  0.80%    COMMON SHARES   $101.38        --
IVY FUNDS VIP MID CAP GROWTH.......  0.90%    COMMON SHARES   $101.21         6
IVY FUNDS VIP MID CAP GROWTH.......  0.95%    COMMON SHARES   $101.13        10
IVY FUNDS VIP MID CAP GROWTH.......  1.00%    COMMON SHARES   $101.04        --
IVY FUNDS VIP MID CAP GROWTH.......  1.10%    COMMON SHARES   $100.88         5
IVY FUNDS VIP MID CAP GROWTH.......  1.20%    COMMON SHARES   $100.71        61
IVY FUNDS VIP MID CAP GROWTH.......  1.25%    COMMON SHARES   $100.63        14
IVY FUNDS VIP MID CAP GROWTH.......  1.34%    COMMON SHARES   $100.48       177
IVY FUNDS VIP MID CAP GROWTH.......  1.45%    COMMON SHARES   $100.29        --

IVY FUNDS VIP SMALL CAP GROWTH.....  0.70%    COMMON SHARES   $ 82.94        --
IVY FUNDS VIP SMALL CAP GROWTH.....  0.90%    COMMON SHARES   $ 82.67         1
IVY FUNDS VIP SMALL CAP GROWTH.....  0.90%    COMMON SHARES   $104.16        --
IVY FUNDS VIP SMALL CAP GROWTH.....  0.95%    COMMON SHARES   $ 82.60         2
IVY FUNDS VIP SMALL CAP GROWTH.....  1.00%    COMMON SHARES   $103.88        --
IVY FUNDS VIP SMALL CAP GROWTH.....  1.10%    COMMON SHARES   $103.60         1
IVY FUNDS VIP SMALL CAP GROWTH.....  1.20%    COMMON SHARES   $ 82.26         1
IVY FUNDS VIP SMALL CAP GROWTH.....  1.20%    COMMON SHARES   $103.32        21
IVY FUNDS VIP SMALL CAP GROWTH.....  1.25%    COMMON SHARES   $ 82.19         3
IVY FUNDS VIP SMALL CAP GROWTH.....  1.34%    COMMON SHARES   $ 82.07        31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                     -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.50%   SERVICE SHARES   $112.62         1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.70%   SERVICE SHARES   $112.10         5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $111.83        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $111.57        23
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.95%   SERVICE SHARES   $111.44        35
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.00%   SERVICE SHARES   $111.31         1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.10%   SERVICE SHARES   $111.05        21
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.20%   SERVICE SHARES   $110.79       228
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.25%   SERVICE SHARES   $110.66        40
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.34%   SERVICE SHARES   $110.42       473
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.45%   SERVICE SHARES   $ 98.77        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.50%   SERVICE CLASS    $120.05         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $119.40        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $125.07         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $119.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $118.75         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $124.49        13
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.95%   SERVICE CLASS    $124.34        22
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.00%   SERVICE CLASS    $118.43         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.10%   SERVICE CLASS    $118.11         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $117.79       138
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $123.61        10
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.25%   SERVICE CLASS    $123.47        18
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.34%   SERVICE CLASS    $123.20       291
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.45%   SERVICE CLASS    $104.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.50%   SERVICE CLASS    $138.24        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.70%   SERVICE CLASS    $137.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.80%   SERVICE CLASS    $137.27        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.90%   SERVICE CLASS    $136.95         2
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.95%   SERVICE CLASS    $136.79        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.00%   SERVICE CLASS    $136.63        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.10%   SERVICE CLASS    $136.31         1
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.20%   SERVICE CLASS    $135.98        16
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.25%   SERVICE CLASS    $135.82         3
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.34%   SERVICE CLASS    $135.54        18

MFS(R) INVESTORS TRUST SERIES.......................  0.50%   SERVICE CLASS    $117.53        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $116.26        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $131.01         1
MFS(R) INVESTORS TRUST SERIES.......................  0.95%   SERVICE CLASS    $130.86         1
MFS(R) INVESTORS TRUST SERIES.......................  1.00%   SERVICE CLASS    $115.94        --
MFS(R) INVESTORS TRUST SERIES.......................  1.10%   SERVICE CLASS    $115.63         1
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $115.31        19
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $130.09         2
MFS(R) INVESTORS TRUST SERIES.......................  1.25%   SERVICE CLASS    $129.94         3
MFS(R) INVESTORS TRUST SERIES.......................  1.34%   SERVICE CLASS    $129.66        23

MFS(R) TECHNOLOGY PORTFOLIO.........................  0.50%   SERVICE CLASS    $136.46         1
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.70%   SERVICE CLASS    $135.82         2
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.80%   SERVICE CLASS    $135.50        --
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.90%   SERVICE CLASS    $135.19         3
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.95%   SERVICE CLASS    $135.03         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
MFS(R) TECHNOLOGY PORTFOLIO.......  1.00%    SERVICE CLASS   $134.87         --
MFS(R) TECHNOLOGY PORTFOLIO.......  1.10%    SERVICE CLASS   $134.55          3
MFS(R) TECHNOLOGY PORTFOLIO.......  1.20%    SERVICE CLASS   $134.23         34
MFS(R) TECHNOLOGY PORTFOLIO.......  1.25%    SERVICE CLASS   $134.08          8
MFS(R) TECHNOLOGY PORTFOLIO.......  1.34%    SERVICE CLASS   $133.79         81
MFS(R) TECHNOLOGY PORTFOLIO.......  1.45%    SERVICE CLASS   $104.14         --

MFS(R) UTILITIES SERIES...........  0.40%    SERVICE CLASS   $104.12         --
MFS(R) UTILITIES SERIES...........  0.50%    SERVICE CLASS   $132.63         --
MFS(R) UTILITIES SERIES...........  0.70%    SERVICE CLASS   $132.01         --
MFS(R) UTILITIES SERIES...........  0.90%    SERVICE CLASS   $131.39          7
MFS(R) UTILITIES SERIES...........  0.95%    SERVICE CLASS   $131.24         14
MFS(R) UTILITIES SERIES...........  1.00%    SERVICE CLASS   $131.08         --
MFS(R) UTILITIES SERIES...........  1.10%    SERVICE CLASS   $130.77          7
MFS(R) UTILITIES SERIES...........  1.20%    SERVICE CLASS   $130.46         81
MFS(R) UTILITIES SERIES...........  1.25%    SERVICE CLASS   $130.31         23
MFS(R) UTILITIES SERIES...........  1.34%    SERVICE CLASS   $130.03        184
MFS(R) UTILITIES SERIES...........  1.45%    SERVICE CLASS   $105.89         --

MULTIMANAGER AGGRESSIVE EQUITY....  0.70%          A         $ 86.65         13
MULTIMANAGER AGGRESSIVE EQUITY***.  0.90%          A         $106.27         42
MULTIMANAGER AGGRESSIVE EQUITY....  0.90%          A         $106.28          3
MULTIMANAGER AGGRESSIVE EQUITY....  1.20%          A         $ 92.40         18
MULTIMANAGER AGGRESSIVE EQUITY***.  1.34%          A         $ 79.27      5,104
MULTIMANAGER AGGRESSIVE EQUITY....  1.35%          A         $135.77        649
MULTIMANAGER AGGRESSIVE EQUITY....  1.35%          A         $142.94         20
MULTIMANAGER AGGRESSIVE EQUITY....  1.45%          A         $ 74.76          4
MULTIMANAGER AGGRESSIVE EQUITY....  0.50%          B         $ 79.55         --
MULTIMANAGER AGGRESSIVE EQUITY***.  0.90%          B         $ 65.40         14
MULTIMANAGER AGGRESSIVE EQUITY....  0.90%          B         $ 78.58          3
MULTIMANAGER AGGRESSIVE EQUITY....  0.95%          B         $ 82.34         74
MULTIMANAGER AGGRESSIVE EQUITY....  1.00%          B         $154.94         --
MULTIMANAGER AGGRESSIVE EQUITY....  1.10%          B         $ 80.69          9
MULTIMANAGER AGGRESSIVE EQUITY....  1.20%          B         $ 74.98        147
MULTIMANAGER AGGRESSIVE EQUITY....  1.25%          B         $ 86.17         18
MULTIMANAGER AGGRESSIVE EQUITY....  1.30%          B         $ 99.75          3

MULTIMANAGER CORE BOND............  0.40%          B         $101.59         --
MULTIMANAGER CORE BOND............  0.50%          B         $162.84          1
MULTIMANAGER CORE BOND............  0.70%          B         $139.57         --
MULTIMANAGER CORE BOND............  0.70%          B         $159.27          2
MULTIMANAGER CORE BOND............  0.80%          B         $125.40         --
MULTIMANAGER CORE BOND............  0.90%          B         $155.78         16
MULTIMANAGER CORE BOND............  0.95%          B         $154.92        132
MULTIMANAGER CORE BOND............  1.00%          B         $154.07          1
MULTIMANAGER CORE BOND............  1.10%          B         $152.36         34
MULTIMANAGER CORE BOND............  1.20%          B         $150.67        154
MULTIMANAGER CORE BOND............  1.25%          B         $131.31        111
MULTIMANAGER CORE BOND............  1.30%          B         $129.97          6
MULTIMANAGER CORE BOND............  1.34%          B         $148.34        527
MULTIMANAGER CORE BOND............  1.35%          B         $148.18          1
MULTIMANAGER CORE BOND............  1.45%          B         $146.53         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
MULTIMANAGER INTERNATIONAL EQUITY..  0.40%          B         $109.68        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.50%          B         $136.60        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.70%          B         $111.80        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.70%          B         $133.60         2
MULTIMANAGER INTERNATIONAL EQUITY..  0.90%          B         $130.68        11
MULTIMANAGER INTERNATIONAL EQUITY..  0.95%          B         $129.95        37
MULTIMANAGER INTERNATIONAL EQUITY..  1.00%          B         $129.24        --
MULTIMANAGER INTERNATIONAL EQUITY..  1.10%          B         $127.80         4
MULTIMANAGER INTERNATIONAL EQUITY..  1.20%          B         $126.39        43
MULTIMANAGER INTERNATIONAL EQUITY..  1.25%          B         $ 67.14         9
MULTIMANAGER INTERNATIONAL EQUITY..  1.30%          B         $ 78.00         2
MULTIMANAGER INTERNATIONAL EQUITY..  1.34%          B         $124.43       320
MULTIMANAGER INTERNATIONAL EQUITY..  1.34%          B         $143.74        14
MULTIMANAGER INTERNATIONAL EQUITY..  1.35%          B         $124.29        --
MULTIMANAGER INTERNATIONAL EQUITY..  1.45%          B         $122.91        --

MULTIMANAGER LARGE CAP CORE EQUITY.  0.50%          B         $124.33        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.70%          B         $121.60        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $117.63        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $118.94         1
MULTIMANAGER LARGE CAP CORE EQUITY.  0.95%          B         $118.28         6
MULTIMANAGER LARGE CAP CORE EQUITY.  1.00%          B         $117.63        --
MULTIMANAGER LARGE CAP CORE EQUITY.  1.10%          B         $116.32         1
MULTIMANAGER LARGE CAP CORE EQUITY.  1.20%          B         $115.03        15
MULTIMANAGER LARGE CAP CORE EQUITY.  1.25%          B         $ 85.01         2
MULTIMANAGER LARGE CAP CORE EQUITY.  1.30%          B         $ 94.80         1
MULTIMANAGER LARGE CAP CORE EQUITY.  1.34%          B         $113.25        82
MULTIMANAGER LARGE CAP CORE EQUITY.  1.45%          B         $111.87        --

MULTIMANAGER LARGE CAP VALUE.......  0.50%          B         $143.09        --
MULTIMANAGER LARGE CAP VALUE.......  0.70%          B         $139.95         2
MULTIMANAGER LARGE CAP VALUE.......  0.90%          B         $136.88         4
MULTIMANAGER LARGE CAP VALUE.......  0.95%          B         $136.13        41
MULTIMANAGER LARGE CAP VALUE.......  1.10%          B         $133.88         5
MULTIMANAGER LARGE CAP VALUE.......  1.20%          B         $132.39        53
MULTIMANAGER LARGE CAP VALUE.......  1.25%          B         $ 84.17         9
MULTIMANAGER LARGE CAP VALUE.......  1.30%          B         $ 94.65         2
MULTIMANAGER LARGE CAP VALUE.......  1.34%          B         $130.34       252
MULTIMANAGER LARGE CAP VALUE.......  1.45%          B         $128.75        --

MULTIMANAGER MID CAP GROWTH........  0.50%          B         $133.71        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $130.78         1
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $127.92         7
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $139.38        --
MULTIMANAGER MID CAP GROWTH........  0.95%          B         $127.21        36
MULTIMANAGER MID CAP GROWTH........  1.00%          B         $126.51        --
MULTIMANAGER MID CAP GROWTH........  1.10%          B         $125.10         4
MULTIMANAGER MID CAP GROWTH........  1.20%          B         $123.72        52
MULTIMANAGER MID CAP GROWTH........  1.25%          B         $ 99.47         8
MULTIMANAGER MID CAP GROWTH........  1.30%          B         $115.40         2
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $121.80       394
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $182.16         7
MULTIMANAGER MID CAP GROWTH........  1.35%          B         $121.67        --
MULTIMANAGER MID CAP GROWTH........  1.45%          B         $120.32        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.....  0.40%          B         $106.24        --
MULTIMANAGER MID CAP VALUE.....  0.50%          B         $162.17        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $138.58        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $158.62         1
MULTIMANAGER MID CAP VALUE.....  0.90%          B         $155.14         9
MULTIMANAGER MID CAP VALUE.....  0.95%          B         $154.28        33
MULTIMANAGER MID CAP VALUE.....  1.10%          B         $151.73         6
MULTIMANAGER MID CAP VALUE.....  1.20%          B         $150.05        41
MULTIMANAGER MID CAP VALUE.....  1.25%          B         $ 95.34        12
MULTIMANAGER MID CAP VALUE.....  1.30%          B         $109.52         2
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $147.73       278
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $188.12         4
MULTIMANAGER MID CAP VALUE.....  1.45%          B         $145.92        --

MULTIMANAGER MULTI-SECTOR BOND.  0.70%          A         $119.15         2
MULTIMANAGER MULTI-SECTOR BOND.  0.90%          A         $154.67        16
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          A         $128.85         5
MULTIMANAGER MULTI-SECTOR BOND.  1.34%          A         $170.12       492
MULTIMANAGER MULTI-SECTOR BOND.  1.35%          A         $181.29         4
MULTIMANAGER MULTI-SECTOR BOND.  1.45%          A         $ 99.32         1
MULTIMANAGER MULTI-SECTOR BOND.  0.50%          B         $133.36         2
MULTIMANAGER MULTI-SECTOR BOND.  0.70%          B         $124.44        --
MULTIMANAGER MULTI-SECTOR BOND.  0.80%          B         $128.22        --
MULTIMANAGER MULTI-SECTOR BOND.  0.90%          B         $104.45         4
MULTIMANAGER MULTI-SECTOR BOND.  0.95%          B         $120.33        85
MULTIMANAGER MULTI-SECTOR BOND.  1.00%          B         $140.56        --
MULTIMANAGER MULTI-SECTOR BOND.  1.10%          B         $117.92        15
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          B         $ 99.60       138
MULTIMANAGER MULTI-SECTOR BOND.  1.25%          B         $ 92.86        49
MULTIMANAGER MULTI-SECTOR BOND.  1.30%          B         $ 96.76         7

MULTIMANAGER SMALL CAP GROWTH..  0.70%          B         $124.38         1
MULTIMANAGER SMALL CAP GROWTH..  0.80%          B         $188.20        --
MULTIMANAGER SMALL CAP GROWTH..  0.90%          B         $122.33         5
MULTIMANAGER SMALL CAP GROWTH..  0.95%          B         $121.83        20
MULTIMANAGER SMALL CAP GROWTH..  1.00%          B         $121.33        --
MULTIMANAGER SMALL CAP GROWTH..  1.10%          B         $120.32         3
MULTIMANAGER SMALL CAP GROWTH..  1.20%          B         $119.32        30
MULTIMANAGER SMALL CAP GROWTH..  1.25%          B         $ 80.94         5
MULTIMANAGER SMALL CAP GROWTH..  1.30%          B         $ 92.66         1
MULTIMANAGER SMALL CAP GROWTH..  1.34%          B         $117.21        13
MULTIMANAGER SMALL CAP GROWTH..  1.34%          B         $117.94       249
MULTIMANAGER SMALL CAP GROWTH..  1.35%          B         $117.84        --
MULTIMANAGER SMALL CAP GROWTH..  1.45%          B         $116.86        --

MULTIMANAGER SMALL CAP VALUE...  0.50%          B         $189.51         1
MULTIMANAGER SMALL CAP VALUE...  0.70%          B         $196.11         1
MULTIMANAGER SMALL CAP VALUE...  0.90%          B         $190.90        11
MULTIMANAGER SMALL CAP VALUE...  0.95%          B         $149.63        34
MULTIMANAGER SMALL CAP VALUE...  1.00%          B         $188.35        --
MULTIMANAGER SMALL CAP VALUE...  1.10%          B         $185.82         1
MULTIMANAGER SMALL CAP VALUE...  1.20%          B         $183.31        48
MULTIMANAGER SMALL CAP VALUE...  1.25%          B         $ 82.72         3
MULTIMANAGER SMALL CAP VALUE...  1.30%          B         $ 90.31        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................  1.34%          B         $178.36        18
MULTIMANAGER SMALL CAP VALUE..........................  1.34%          B         $179.88       511
MULTIMANAGER SMALL CAP VALUE..........................  1.35%          B         $179.63         1
MULTIMANAGER SMALL CAP VALUE..........................  1.45%          B         $138.95        --

MULTIMANAGER TECHNOLOGY...............................  0.50%          B         $135.22         1
MULTIMANAGER TECHNOLOGY...............................  0.70%          B         $132.25         7
MULTIMANAGER TECHNOLOGY...............................  0.70%          B         $150.06        --
MULTIMANAGER TECHNOLOGY...............................  0.90%          B         $129.35        12
MULTIMANAGER TECHNOLOGY...............................  0.95%          B         $128.64        39
MULTIMANAGER TECHNOLOGY...............................  1.00%          B         $127.93        --
MULTIMANAGER TECHNOLOGY...............................  1.10%          B         $126.51        10
MULTIMANAGER TECHNOLOGY...............................  1.20%          B         $125.11       123
MULTIMANAGER TECHNOLOGY...............................  1.25%          B         $103.86        19
MULTIMANAGER TECHNOLOGY...............................  1.30%          B         $122.00         3
MULTIMANAGER TECHNOLOGY...............................  1.34%          B         $123.17       698
MULTIMANAGER TECHNOLOGY***............................  1.34%          B         $191.22         4
MULTIMANAGER TECHNOLOGY...............................  1.35%          B         $123.04         2
MULTIMANAGER TECHNOLOGY...............................  1.45%          B         $121.67         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................  0.50%    SERVICE CLASS   $123.06         1
OPPENHEIMER MAIN STREET FUND(R)/VA....................  1.20%    SERVICE CLASS   $120.74         3

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.50%    ADVISOR CLASS   $119.10        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.70%    ADVISOR CLASS   $118.46        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.90%    ADVISOR CLASS   $117.82         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.00%    ADVISOR CLASS   $117.50        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.10%    ADVISOR CLASS   $117.18         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.20%    ADVISOR CLASS   $116.86        29

TARGET 2015 ALLOCATION................................  0.50%          B         $112.77        --
TARGET 2015 ALLOCATION................................  0.70%          B         $111.34         1
TARGET 2015 ALLOCATION................................  0.90%          B         $109.93        16
TARGET 2015 ALLOCATION................................  0.95%          B         $109.58         8
TARGET 2015 ALLOCATION................................  1.10%          B         $108.54         3
TARGET 2015 ALLOCATION................................  1.20%          B         $107.85        24
TARGET 2015 ALLOCATION................................  1.25%          B         $ 93.15        14
TARGET 2015 ALLOCATION................................  1.34%          B         $106.89       141
TARGET 2015 ALLOCATION................................  1.35%          B         $106.82         1

TARGET 2025 ALLOCATION................................  0.50%          B         $110.93        --
TARGET 2025 ALLOCATION................................  0.70%          B         $109.53         4
TARGET 2025 ALLOCATION................................  0.80%          B         $169.62        --
TARGET 2025 ALLOCATION................................  0.90%          B         $108.15        22
TARGET 2025 ALLOCATION................................  0.95%          B         $107.80        11
TARGET 2025 ALLOCATION................................  1.00%          B         $107.46        --
TARGET 2025 ALLOCATION................................  1.10%          B         $106.78        14
TARGET 2025 ALLOCATION................................  1.20%          B         $106.09        62
TARGET 2025 ALLOCATION................................  1.25%          B         $ 90.14         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                       -------- --------------- ---------- -----------
TARGET 2025 ALLOCATION................  1.34%         B          $105.15       211
TARGET 2025 ALLOCATION................  1.35%         B          $105.08        --
TARGET 2025 ALLOCATION................  1.45%         B          $104.41        --

TARGET 2035 ALLOCATION................  0.50%         B          $109.83        --
TARGET 2035 ALLOCATION................  0.70%         B          $108.44         1
TARGET 2035 ALLOCATION................  0.90%         B          $107.07        15
TARGET 2035 ALLOCATION................  0.95%         B          $106.73         6
TARGET 2035 ALLOCATION................  1.00%         B          $106.39        --
TARGET 2035 ALLOCATION................  1.10%         B          $105.72        11
TARGET 2035 ALLOCATION................  1.20%         B          $105.04        58
TARGET 2035 ALLOCATION................  1.25%         B          $ 87.86         9
TARGET 2035 ALLOCATION................  1.34%         B          $104.11       195
TARGET 2035 ALLOCATION................  1.35%         B          $104.04        --
TARGET 2035 ALLOCATION................  1.45%         B          $103.37        --

TARGET 2045 ALLOCATION................  0.70%         B          $106.39        --
TARGET 2045 ALLOCATION................  0.90%         B          $105.04        11
TARGET 2045 ALLOCATION................  0.95%         B          $104.71         6
TARGET 2045 ALLOCATION................  1.00%         B          $104.38        --
TARGET 2045 ALLOCATION................  1.10%         B          $103.71         8
TARGET 2045 ALLOCATION................  1.20%         B          $103.05        47
TARGET 2045 ALLOCATION................  1.25%         B          $ 84.81         4
TARGET 2045 ALLOCATION................  1.34%         B          $102.13       137
TARGET 2045 ALLOCATION................  1.35%         B          $102.06        --
TARGET 2045 ALLOCATION................  1.45%         B          $101.41        --

TEMPLETON GLOBAL BOND SECURITIES FUND.  0.50%      CLASS 2       $118.35         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.70%      CLASS 2       $117.70        --
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.80%      CLASS 2       $117.39        --
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.90%      CLASS 2       $117.07         2
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.00%      CLASS 2       $116.75         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.10%      CLASS 2       $116.43         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.20%      CLASS 2       $116.12       130

VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.50%   CLASS S SHARES   $ 85.55         1
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.70%   CLASS S SHARES   $ 85.27        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.80%   CLASS S SHARES   $ 85.13        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.90%   CLASS S SHARES   $ 84.99         6
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.95%   CLASS S SHARES   $ 84.92         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.00%   CLASS S SHARES   $ 84.85        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.10%   CLASS S SHARES   $ 84.71         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.20%   CLASS S SHARES   $ 84.57        38
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.25%   CLASS S SHARES   $ 84.50        15
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.34%   CLASS S SHARES   $ 84.37        90
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.45%   CLASS S SHARES   $ 84.22        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
**Share class reflects the shares of the Portfolio that the Variable Investment
  Options invest in, as further described in Note 5 of these financial statements.
***In 2012, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
^ This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2012, the contract charges were 0.00%.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.


                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   ALL ASSET  AMERICAN CENTURY
                                                                   GROWTH-ALT VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                      20*           FUND        ALLOCATION*    STRATEGY*
                                                                   ---------- ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  577,690     $ 51,281      $ 3,492,781    $  380,479
  Expenses:
   Asset-based charges............................................    423,323       30,575        5,011,898       556,251
                                                                   ----------     --------      -----------    ----------
   Net Expenses...................................................    423,323       30,575        5,011,898       556,251
                                                                   ----------     --------      -----------    ----------

NET INVESTMENT INCOME (LOSS)......................................    154,367       20,706       (1,519,117)     (175,772)
                                                                   ----------     --------      -----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    198,529       16,603        9,258,473       246,110
   Realized gain distribution from The Trusts.....................    889,573      111,546        5,437,944            --
                                                                   ----------     --------      -----------    ----------
  Net realized gain (loss)........................................  1,088,102      128,149       14,696,417       246,110
                                                                   ----------     --------      -----------    ----------

  Change in unrealized appreciation (depreciation) of investments.  1,866,134      198,500       33,150,613     2,678,525
                                                                   ----------     --------      -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  2,954,236      326,649       47,847,030     2,924,635
                                                                   ----------     --------      -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $3,108,603     $347,355      $46,327,913    $2,748,863
                                                                   ==========     ========      ===========    ==========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $1,029,333        $ 73,349
  Expenses:
   Asset-based charges............................................     1,509,855         103,553
                                                                      ----------        --------
   Net Expenses...................................................     1,509,855         103,553
                                                                      ----------        --------

NET INVESTMENT INCOME (LOSS)......................................      (480,522)        (30,204)
                                                                      ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (336,658)         88,394
   Realized gain distribution from The Trusts.....................     1,686,838              --
                                                                      ----------        --------
  Net realized gain (loss)........................................     1,350,180          88,394
                                                                      ----------        --------

  Change in unrealized appreciation (depreciation) of investments.     2,958,199         337,483
                                                                      ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,308,379         425,877
                                                                      ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $3,827,857        $395,673
                                                                      ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE      AXA MODERATE
                                   STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*   GROWTH STRATEGY*/(1)/
                                ---------------- ----------------- ---------- ------------  --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...     $ 32,529        $ 1,448,246     $  9,124  $ 12,309,235        $17,184
 Expenses:
   Asset-based charges.........       41,888          2,184,430       14,474    21,875,798          7,636
   Less: Reduction for
    expense limitation.........           --                 --           --    (7,142,768)            --
                                    --------        -----------     --------  ------------        -------
   Net Expenses................       41,888          2,184,430       14,474    14,733,030          7,636
                                    --------        -----------     --------  ------------        -------

NET INVESTMENT INCOME (LOSS)...       (9,359)          (736,184)      (5,350)   (2,423,795)         9,548
                                    --------        -----------     --------  ------------        -------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................       23,055          2,194,961       12,394   (16,625,549)        12,453
   Realized gain distribution
    from The Trusts............           --          2,440,483           --    18,346,255             --
                                    --------        -----------     --------  ------------        -------
 Net realized gain (loss)......       23,055          4,635,444       12,394     1,720,706         12,453
                                    --------        -----------     --------  ------------        -------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       83,831          6,032,702      115,828   118,284,296         23,176
                                    --------        -----------     --------  ------------        -------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....      106,886         10,668,146      128,222   120,005,002         35,629
                                    --------        -----------     --------  ------------        -------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................     $ 97,527        $ 9,931,962     $122,872  $117,581,207        $45,177
                                    ========        ===========     ========  ============        =======

                                 AXA MODERATE-
                                PLUS ALLOCATION*
                                ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...   $  6,964,135
 Expenses:
   Asset-based charges.........     10,949,701
   Less: Reduction for
    expense limitation.........             --
                                  ------------
   Net Expenses................     10,949,701
                                  ------------

NET INVESTMENT INCOME (LOSS)...     (3,985,566)
                                  ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (11,132,487)
   Realized gain distribution
    from The Trusts............     13,627,355
                                  ------------
 Net realized gain (loss)......      2,494,868
                                  ------------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     83,311,021
                                  ------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     85,805,889
                                  ------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $ 81,820,323
                                  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                       EQ/ALLIANCEBERNSTEIN
                                                                         AXA TACTICAL        DYNAMIC
                                AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER      WEALTH STRATEGIES   EQ/ALLIANCEBERNSTEIN
                                MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*   PORTFOLIO*/(1)/     SMALL CAP GROWTH*
                                ------------ ------------ ------------- -------------- -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...   $  6,653     $ 31,640     $  5,462      $  25,459          $ 5,240            $   651,679
 Expenses:
   Asset-based charges.........     36,105       58,683       19,105         48,548            5,091              3,961,372
                                  --------     --------     --------      ---------          -------            -----------
   Net Expenses................     36,105       58,683       19,105         48,548            5,091              3,961,372
                                  --------     --------     --------      ---------          -------            -----------

NET INVESTMENT INCOME (LOSS)...    (29,452)     (27,043)     (13,643)       (23,089)             149             (3,309,693)
                                  --------     --------     --------      ---------          -------            -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (99,421)     166,894       18,649       (194,178)           3,782             12,399,814
   Realized gain distribution
    from The Trusts............     24,299       72,149       22,092             --            5,778             17,565,055
                                  --------     --------     --------      ---------          -------            -----------
 Net realized gain (loss)......    (75,122)     239,043       40,741       (194,178)           9,560             29,964,869
                                  --------     --------     --------      ---------          -------            -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    498,667      370,759      178,864        767,834           20,823             13,162,841
                                  --------     --------     --------      ---------          -------            -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    423,545      609,802      219,605        573,656           30,383             43,127,710
                                  --------     --------     --------      ---------          -------            -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $394,093     $582,759     $205,962      $ 550,567          $30,532            $39,818,017
                                  ========     ========     ========      =========          =======            ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                     EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                     SMALL CAP VALUE BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                          CORE*        EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                     --------------- ------------ --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........   $  102,533    $ 7,030,136    $1,312,077     $  262,158  $ 1,489,910   $ 30,865,365
 Expenses:
   Asset-based charges..............      183,937      5,693,819       805,464        339,358    2,137,431     28,713,568
   Less: Reduction for expense
    limitation......................           --             --            --             --           --     (5,669,278)
                                       ----------    -----------    ----------     ----------  -----------   ------------
   Net Expenses.....................      183,937      5,693,819       805,464        339,358    2,137,431     23,044,290
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET INVESTMENT INCOME (LOSS)........      (81,404)     1,336,317       506,613        (77,200)    (647,521)     7,821,075
                                       ----------    -----------    ----------     ----------  -----------   ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................      577,638     (8,311,293)    3,773,680       (252,419)    (566,978)    (2,853,747)
   Realized gain distribution from
    The Trusts......................           --             --       794,244             --           --             --
                                       ----------    -----------    ----------     ----------  -----------   ------------
 Net realized gain (loss)...........      577,638     (8,311,293)    4,567,924       (252,419)    (566,978)    (2,853,747)
                                       ----------    -----------    ----------     ----------  -----------   ------------

 Change in unrealized appreciation
   (depreciation) of investments....    1,543,107     56,328,176     4,149,246      3,916,392   25,315,504    261,721,619
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    2,120,745     48,016,883     8,717,170      3,663,973   24,748,526    258,867,872
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $2,039,341    $49,353,200    $9,223,783     $3,586,773  $24,101,005   $266,688,947
                                       ==========    ===========    ==========     ==========  ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                            EQ/FRANKLIN
                                       EQ/CORE   EQ/DAVIS NEW YORK  EQ/EQUITY    EQ/EQUITY    EQ/FRANKLIN    TEMPLETON
                                     BOND INDEX*     VENTURE*       500 INDEX*  GROWTH PLUS* CORE BALANCED* ALLOCATION*
                                     ----------- ----------------- ------------ ------------ -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $1,750,214     $  230,133     $ 13,872,397 $ 1,996,020    $2,216,492   $  894,977
 Expenses:
   Asset-based charges..............  1,542,608        340,219       10,736,692   4,267,139       927,654      635,667
                                     ----------     ----------     ------------ -----------    ----------   ----------
   Net Expenses.....................  1,542,608        340,219       10,736,692   4,267,139       927,654      635,667
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)........    207,606       (110,086)       3,135,705  (2,271,119)    1,288,838      259,310
                                     ----------     ----------     ------------ -----------    ----------   ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................   (309,555)     1,331,911       17,245,088  (2,631,241)    3,483,263    2,034,742
   Realized gain distribution from
    The Trusts......................         --             --          349,340          --            --           --
                                     ----------     ----------     ------------ -----------    ----------   ----------
 Net realized gain (loss)...........   (309,555)     1,331,911       17,594,428  (2,631,241)    3,483,263    2,034,742
                                     ----------     ----------     ------------ -----------    ----------   ----------

 Change in unrealized appreciation
   (depreciation) of investments....  2,366,021      1,418,686       83,075,715  44,087,585     1,935,083    3,822,764
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  2,056,466      2,750,597      100,670,143  41,456,344     5,418,346    5,857,506
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $2,264,072     $2,640,511     $103,805,848 $39,185,225    $6,707,184   $6,116,816
                                     ==========     ==========     ============ ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                           EQ/GAMCOSMALL
                         EQ/GAMCO MERGERS     COMPANY    EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/INTERNATIONAL
                         AND ACQUISITIONS*    VALUE*         PLUS*       SECTOR EQUITY*  GOVERNMENT BOND*    CORE PLUS*
                         ----------------- ------------- -------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts..............    $       --      $ 5,415,282   $ 1,233,843     $ 5,300,886       $  216,384      $ 1,796,178
 Expenses:
   Asset-based charges..       248,519        5,327,352     1,074,138       4,825,393        1,165,833        1,574,635
   Less: Reduction
    for expense
    limitation..........            --               --            --              --          (11,342)              --
                            ----------      -----------   -----------     -----------       ----------      -----------
   Net Expenses.........       248,519        5,327,352     1,074,138       4,825,393        1,154,491        1,574,635
                            ----------      -----------   -----------     -----------       ----------      -----------

NET INVESTMENT INCOME
 (LOSS).................      (248,519)          87,930       159,705         475,493         (938,107)         221,543
                            ----------      -----------   -----------     -----------       ----------      -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........       521,244       33,726,871     1,233,003      25,359,247          733,161          930,442
   Realized gain
    distribution from
    The Trusts..........       433,293       11,531,274     3,243,451              --          332,311               --
                            ----------      -----------   -----------     -----------       ----------      -----------
 Net realized gain
   (loss)...............       954,537       45,258,145     4,476,454      25,359,247        1,065,472          930,442
                            ----------      -----------   -----------     -----------       ----------      -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........        47,859       16,868,250    (2,575,551)     27,635,835         (383,986)      15,922,231
                            ----------      -----------   -----------     -----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..     1,002,396       62,126,395     1,900,903      52,995,082          681,486       16,852,673
                            ----------      -----------   -----------     -----------       ----------      -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........    $  753,877      $62,214,325   $ 2,060,608     $53,470,575       $ (256,621)     $17,074,216
                            ==========      ===========   ===========     ===========       ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                        EQ/JPMORGAN
                                     EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE         EQ/LARGE    EQ/LARGE CAP  EQ/LARGE CAP
                                      EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES* CAP CORE PLUS* GROWTH INDEX* GROWTH PLUS*
                                     ---------------- ---------------- -------------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........   $ 11,819,341     $  3,664,476     $  432,838     $  151,300    $ 1,606,990  $ 1,344,478
 Expenses:
   Asset-based charges..............      5,191,542        2,617,966        589,882        178,209      1,695,779    3,133,233
                                       ------------     ------------     ----------     ----------    -----------  -----------
   Net Expenses.....................      5,191,542        2,617,966        589,882        178,209      1,695,779    3,133,233
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET INVESTMENT INCOME (LOSS)........      6,627,799        1,046,510       (157,044)       (26,909)       (88,789)  (1,788,755)
                                       ------------     ------------     ----------     ----------    -----------  -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................    (27,411,288)     (18,807,398)      (365,247)       696,962      4,588,063   10,425,351
   Realized gain distribution from
    The Trusts......................             --               --             --      1,036,019             --           --
                                       ------------     ------------     ----------     ----------    -----------  -----------
 Net realized gain (loss)...........    (27,411,288)     (18,807,398)      (365,247)     1,732,981      4,588,063   10,425,351
                                       ------------     ------------     ----------     ----------    -----------  -----------

 Change in unrealized appreciation
   (depreciation) of investments....     75,777,376       48,061,208      6,631,487         49,355     11,202,753   18,650,217
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     48,366,088       29,253,810      6,266,240      1,782,336     15,790,816   29,075,568
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $ 54,993,887     $ 30,300,320     $6,109,196     $1,755,427    $15,702,027  $27,286,813
                                       ============     ============     ==========     ==========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                   EQ/MFS
                                     EQ/LARGE CAP EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL  EQ/MID CAP  EQ/MID CAP
                                     VALUE INDEX* VALUE PLUS*   LARGE CAP CORE*    GROWTH*       INDEX*    VALUE PLUS*
                                     ------------ ------------  --------------- ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........  $  777,014  $ 11,089,701    $  452,442     $   735,026  $ 3,211,351  $ 5,062,030
 Expenses:
   Asset-based charges..............     491,187     9,373,009       520,774         917,370    4,190,626    5,499,112
                                      ----------  ------------    ----------     -----------  -----------  -----------
   Net Expenses.....................     491,187     9,373,009       520,774         917,370    4,190,626    5,499,112
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)........     285,827     1,716,692       (68,332)       (182,344)    (979,275)    (437,082)
                                      ----------  ------------    ----------     -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................   2,324,897   (58,332,902)    1,493,647       1,590,786   (2,334,603)  (2,141,118)
                                      ----------  ------------    ----------     -----------  -----------  -----------
 Net realized gain (loss)...........   2,324,897   (58,332,902)    1,493,647       1,590,786   (2,334,603)  (2,141,118)
                                      ----------  ------------    ----------     -----------  -----------  -----------

 Change in unrealized appreciation
   (depreciation) of investments....   2,711,222   152,399,937     3,890,413      10,431,662   49,751,851   68,424,769
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   5,036,119    94,067,035     5,384,060      12,022,448   47,417,248   66,283,651
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $5,321,946  $ 95,783,727    $5,315,728     $11,840,104  $46,437,973  $65,846,569
                                      ==========  ============    ==========     ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                      EQ/MORGAN    EQ/MUTUAL
                                       EQ/MONEY     EQ/MONTAG &    STANLEY MID CAP LARGE CAP  EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                       MARKET*    CALDWELL GROWTH*     GROWTH*      EQUITY*      GLOBAL*      SHORT BOND*
                                     -----------  ---------------- --------------- ---------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $        --     $  333,631      $ 1,011,910   $  359,341   $  494,324     $  649,064
 Expenses:
   Asset-based charges..............   1,209,261        507,765        2,715,723      346,408      715,483      1,481,027
                                     -----------     ----------      -----------   ----------   ----------     ----------
   Net Expenses.....................   1,209,261        507,765        2,715,723      346,408      715,483      1,481,027
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)........  (1,209,261)      (174,134)      (1,703,813)      12,933     (221,159)      (831,963)
                                     -----------     ----------      -----------   ----------   ----------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................      (4,881)     2,650,762        6,157,937      758,304    1,418,001         87,758
   Realized gain distribution from
    The Trusts......................          --             --        3,545,310           --           --             --
                                     -----------     ----------      -----------   ----------   ----------     ----------
 Net realized gain (loss)...........      (4,881)     2,650,762        9,703,247      758,304    1,418,001         87,758
                                     -----------     ----------      -----------   ----------   ----------     ----------

 Change in unrealized appreciation
   (depreciation) of investments....       5,689      1,648,294        5,359,705    2,434,742    8,489,212      1,055,818
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............         808      4,299,056       15,062,952    3,193,046    9,907,213      1,143,576
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,208,453)    $4,124,922      $13,359,139   $3,205,979   $9,686,054     $  311,613
                                     ===========     ==========      ===========   ==========   ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                   EQ/SMALL
                                      EQ/QUALITY   COMPANY    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                      BOND PLUS*    INDEX*     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                     -----------  ----------- ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $   788,325  $ 2,807,274   $        --      $  432,958     $  161,913     $  326,506
 Expenses:
   Asset-based charges..............   1,690,832    2,338,977     2,357,755         410,877        250,186        325,944
                                     -----------  -----------   -----------      ----------     ----------     ----------
   Net Expenses.....................   1,690,832    2,338,977     2,357,755         410,877        250,186        325,944
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)........    (902,507)     468,297    (2,357,755)         22,081        (88,273)           562
                                     -----------  -----------   -----------      ----------     ----------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................  (2,613,240)   3,022,850    12,264,853       1,474,559      1,804,301      1,780,459
   Realized gain distribution from
    The Trusts......................          --   11,211,541            --              --             --             --
                                     -----------  -----------   -----------      ----------     ----------     ----------
 Net realized gain (loss)...........  (2,613,240)  14,234,391    12,264,853       1,474,559      1,804,301      1,780,459
                                     -----------  -----------   -----------      ----------     ----------     ----------

 Change in unrealized appreciation
   (depreciation) of investments....   5,312,570    9,611,442    16,903,157       3,755,690        341,316      2,094,260
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   2,699,330   23,845,833    29,168,010       5,230,249      2,145,617      3,874,719
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $ 1,796,823  $24,314,130   $26,810,255      $5,252,330     $2,057,344     $3,875,281
                                     ===========  ===========   ===========      ==========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                    FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS INVESCO V.I.
                                     EQ/WELLS FARGO  CONTRAFUND(R)   EQUITY-INCOME      MID CAP      VIT MID CAP   DIVERSIFIED
                                     OMEGA GROWTH*     PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE FUND   DIVIDEND FUND
                                     -------------- --------------- --------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........  $    17,435     $ 1,438,761      $ 52,762        $ 28,422      $   99,148      $ 9,148
 Expenses:
   Asset-based charges..............    1,542,445       1,353,103        13,931          68,734          90,406        4,599
                                      -----------     -----------      --------        --------      ----------      -------
   Net Expenses.....................    1,542,445       1,353,103        13,931          68,734          90,406        4,599
                                      -----------     -----------      --------        --------      ----------      -------

NET INVESTMENT INCOME (LOSS)........   (1,525,010)         85,658        38,831         (40,312)          8,742        4,549
                                      -----------     -----------      --------        --------      ----------      -------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................    6,302,431       1,397,507        13,422          31,667         283,210        4,909
   Realized gain distribution from
    The Trusts......................    4,257,094              --        91,488         594,156              --           --
                                      -----------     -----------      --------        --------      ----------      -------
 Net realized gain (loss)...........   10,559,525       1,397,507       104,910         625,823         283,210        4,909
                                      -----------     -----------      --------        --------      ----------      -------

 Change in unrealized appreciation
   (depreciation) of investments....    9,709,315      11,049,882         9,887          46,597         717,132       46,080
                                      -----------     -----------      --------        --------      ----------      -------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   20,268,840      12,447,389       114,797         672,420       1,000,342       50,989
                                      -----------     -----------      --------        --------      ----------      -------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $18,743,830     $12,533,047      $153,628        $632,108      $1,009,084      $55,538
                                      ===========     ===========      ========        ========      ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                             INVESCO V.I.
                       INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                        REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                       ------------------- ----------------- ------------- -------------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts........     $  104,352          $488,454       $  208,993        $      --            $     --       $        --
 Expenses:
   Asset-based
    charges...........        252,233            90,912          173,507          111,710              54,923           246,487
                           ----------          --------       ----------        ---------            --------       -----------
   Net Expenses.......        252,233            90,912          173,507          111,710              54,923           246,487
                           ----------          --------       ----------        ---------            --------       -----------

NET INVESTMENT
 INCOME (LOSS)........       (147,881)          397,542           35,486         (111,710)            (54,923)         (246,487)
                           ----------          --------       ----------        ---------            --------       -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments.......        148,463           280,971          (14,570)         (56,717)             33,741        (1,399,861)
   Realized gain
    distribution
    from The Trusts...             --                --               --           79,195                  --                --
                           ----------          --------       ----------        ---------            --------       -----------
 Net realized gain
   (loss).............        148,463           280,971          (14,570)          22,478              33,741        (1,399,861)
                           ----------          --------       ----------        ---------            --------       -----------

 Change in
   unrealized
   appreciation
   (depreciation) of
   investments........      4,461,501           275,451        1,727,011          788,581             509,778         1,566,061
                           ----------          --------       ----------        ---------            --------       -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS..........      4,609,964           556,422        1,712,441          811,059             543,519           166,200
                           ----------          --------       ----------        ---------            --------       -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS......     $4,462,083          $953,964       $1,747,927        $ 699,349            $488,596       $   (80,287)
                           ==========          ========       ==========        =========            ========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                            LAZARD RETIREMENT     MFS(R)
                   IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL   MFS(R) INVESTORS
                         INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO GROWTH STOCK SERIES
                   ------------------ ----------------- ------------------- ----------------- --------------- -------------------
INCOME AND
EXPENSES:
 Investment
   Income:
   Dividends
    from The
    Trusts........     $3,337,599        $       --          $      --         $ 1,394,757      $  696,408         $ 10,618
 Expenses:
   Asset-based
    charges.......        746,059           216,769             56,615             899,402         590,491           55,091
                       ----------        ----------          ---------         -----------      ----------         --------
   Net Expenses...        746,059           216,769             56,615             899,402         590,491           55,091
                       ----------        ----------          ---------         -----------      ----------         --------

NET INVESTMENT
 INCOME (LOSS)....      2,591,540          (216,769)           (56,615)            495,355         105,917          (44,473)
                       ----------        ----------          ---------         -----------      ----------         --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments...        225,052            56,098             99,293          (1,341,773)        171,021          105,546
   Realized gain
    distribution
    from The
    Trusts........             --         1,473,376             99,733           1,012,612              --          233,979
                       ----------        ----------          ---------         -----------      ----------         --------
 Net realized
   gain (loss)....        225,052         1,529,474            199,026            (329,161)        171,021          339,525
                       ----------        ----------          ---------         -----------      ----------         --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments.      5,955,479           151,104           (172,860)         11,761,140       5,864,928          236,991
                       ----------        ----------          ---------         -----------      ----------         --------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS             6,180,531         1,680,578             26,166          11,431,979       6,035,949          576,516
                       ----------        ----------          ---------         -----------      ----------         --------

NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS.......     $8,772,071        $1,463,809          $ (30,449)        $11,927,334      $6,141,866         $532,043
                       ==========        ==========          =========         ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                      MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER
                        TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*  INTERNATIONAL EQUITY*
                      ---------------- ----------------- ---------------- ------------------ ------------ ---------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts.......     $ 40,699        $       --        $2,175,539       $ 1,251,608     $ 2,761,825       $   748,809
 Expenses:
   Asset-based
    charges..........       62,829           195,871           407,554         7,289,071       1,659,955           683,869
   Less: Reduction
    for expense
    limitation.......           --                --                --        (2,549,069)             --                --
                          --------        ----------        ----------       -----------     -----------       -----------
   Net Expenses......       62,829           195,871           407,554         4,740,002       1,659,955           683,869
                          --------        ----------        ----------       -----------     -----------       -----------

NET INVESTMENT
 INCOME (LOSS).......      (22,130)         (195,871)        1,767,985        (3,488,394)      1,101,870            64,940
                          --------        ----------        ----------       -----------     -----------       -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      111,930           669,975           255,076        (2,301,002)      1,022,795        (2,270,141)
   Realized gain
    distribution
    from The Trusts..           --                --                --                --       6,568,759                --
                          --------        ----------        ----------       -----------     -----------       -----------
 Net realized gain
   (loss)............      111,930           669,975           255,076        (2,301,002)      7,591,554        (2,270,141)
                          --------        ----------        ----------       -----------     -----------       -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      609,816           821,345         1,559,970        73,343,611      (3,432,859)       10,243,045
                          --------        ----------        ----------       -----------     -----------       -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      721,746         1,491,320         1,815,046        71,042,609       4,158,695         7,972,904
                          --------        ----------        ----------       -----------     -----------       -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $699,616        $1,295,449        $3,583,031       $67,554,215     $ 5,260,565       $ 8,037,844
                          ========        ==========        ==========       ===========     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                           MULTIMANAGER        MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                      LARGE CAP CORE EQUITY* LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                      ---------------------- ---------------- --------------- -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts.......       $   72,094          $  573,073      $       --      $  207,551      $ 2,738,078        $       --
 Expenses:
   Asset-based
    charges..........          163,328             614,756         835,072         735,840        1,526,827           524,360
                            ----------          ----------      ----------      ----------      -----------        ----------
   Net Expenses......          163,328             614,756         835,072         735,840        1,526,827           524,360
                            ----------          ----------      ----------      ----------      -----------        ----------

NET INVESTMENT
 INCOME (LOSS).......          (91,234)            (41,683)       (835,072)       (528,289)       1,211,251          (524,360)
                            ----------          ----------      ----------      ----------      -----------        ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......         (152,461)            (60,633)      1,271,611       3,430,720       (3,857,061)        3,444,844
                            ----------          ----------      ----------      ----------      -----------        ----------
 Net realized gain
   (loss)............         (152,461)            (60,633)      1,271,611       3,430,720       (3,857,061)        3,444,844
                            ----------          ----------      ----------      ----------      -----------        ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....        1,812,989           6,509,135       7,954,264       4,337,914        7,321,493           876,022
                            ----------          ----------      ----------      ----------      -----------        ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........        1,660,528           6,448,502       9,225,875       7,768,634        3,464,432         4,320,866
                            ----------          ----------      ----------      ----------      -----------        ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....       $1,569,294          $6,406,819      $8,390,803      $7,240,345      $ 4,675,683        $3,796,506
                            ==========          ==========      ==========      ==========      ===========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                     PIMCO VARIABLE
                                                                                    INSURANCE TRUST
                           MULTIMANAGER   MULTIMANAGER       OPPENHEIMER        COMMODITY REAL RETURN(R) TARGET 2015 TARGET 2025
                         SMALL CAP VALUE* TECHNOLOGY*    MAIN STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                         ---------------- ------------ ------------------------ ------------------------ ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts..............   $   637,175    $        --          $ 2,018                  $ 70,495         $  295,234  $  466,424
 Expenses:
   Asset-based charges..     1,408,866      1,517,878            3,573                    33,133            280,156     409,674
                           -----------    -----------          -------                  --------         ----------  ----------
   Net Expenses.........     1,408,866      1,517,878            3,573                    33,133            280,156     409,674
                           -----------    -----------          -------                  --------         ----------  ----------

NET INVESTMENT INCOME
 (LOSS).................      (771,691)    (1,517,878)          (1,555)                   37,362             15,078      56,750
                           -----------    -----------          -------                  --------         ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........      (486,313)    11,109,883            5,114                   (88,323)           473,392   1,309,898
   Realized gain
    distribution from
    The Trusts..........            --             --               --                   116,237            425,344     418,902
                           -----------    -----------          -------                  --------         ----------  ----------
 Net realized gain
   (loss)...............      (486,313)    11,109,883            5,114                    27,914            898,736   1,728,800
                           -----------    -----------          -------                  --------         ----------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........    17,044,669      3,284,283           36,010                    12,335          1,054,067   1,647,156
                           -----------    -----------          -------                  --------         ----------  ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..    16,558,356     14,394,166           41,124                    40,249          1,952,803   3,375,956
                           -----------    -----------          -------                  --------         ----------  ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........   $15,786,665    $12,876,288          $39,569                  $ 77,611         $1,967,881  $3,432,706
                           ===========    ===========          =======                  ========         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                         TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   VAN ECK VIP GLOBAL
                         ALLOCATION* ALLOCATION* BOND SECURITIES FUND  HARD ASSETS FUND
                         ----------- ----------- -------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts.............. $  418,614  $  304,624       $  645,209          $  78,103
 Expenses:
   Asset-based charges..    354,989     245,348          127,164            134,438
                         ----------  ----------       ----------          ---------
   Net Expenses.........    354,989     245,348          127,164            134,438
                         ----------  ----------       ----------          ---------

NET INVESTMENT INCOME
 (LOSS).................     63,625      59,276          518,045            (56,335)
                         ----------  ----------       ----------          ---------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........  1,045,241     666,712          (30,109)          (637,706)
   Realized gain
    distribution from
    The Trusts..........    454,971     314,683           16,198            680,220
                         ----------  ----------       ----------          ---------
 Net realized gain
   (loss)...............  1,500,212     981,395          (13,911)            42,514
                         ----------  ----------       ----------          ---------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........  1,657,887   1,392,928          845,379             84,178
                         ----------  ----------       ----------          ---------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..  3,158,099   2,374,323          831,468            126,692
                         ----------  ----------       ----------          ---------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........ $3,221,724  $2,433,599       $1,349,513          $  70,357
                         ==========  ==========       ==========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      ALL ASSET
                                                                                                   GROWTH-ALT 20*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   154,367  $   129,428
  Net realized gain (loss) on investments....................................................   1,088,102      829,958
  Change in unrealized appreciation (depreciation) of investments............................   1,866,134   (2,112,108)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   3,108,603   (1,152,722)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   7,581,951    6,315,623
   Transfers between Variable Investment Options including guaranteed interest account, net..   5,149,541    9,144,962
   Transfers for contract benefits and terminations..........................................  (2,398,624)    (924,474)
   Contract maintenance charges..............................................................     (34,196)     (13,291)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  10,298,672   14,522,820
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........         501        2,528
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  13,407,776   13,372,626
NET ASSETS -- BEGINNING OF PERIOD............................................................  25,298,887   11,926,261
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $38,706,663  $25,298,887
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         130          154
  Redeemed...................................................................................         (44)         (32)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          86          122
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                AMERICAN CENTURY VP
                                                                                                MID CAP VALUE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   20,706  $    2,493
  Net realized gain (loss) on investments....................................................    128,149      31,886
  Change in unrealized appreciation (depreciation) of investments............................    198,500     (52,670)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    347,355     (18,291)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,662,983   1,212,175
   Transfers between Variable Investment Options including guaranteed interest account, net..    121,727      18,918
   Transfers for contract benefits and terminations..........................................    (33,082)    (14,978)
   Contract maintenance charges..............................................................     (4,118)     (1,630)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,747,510   1,214,485
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........         --         500
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,094,865   1,196,694
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,668,879     472,185
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,763,744  $1,668,879
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         18          13
  Redeemed...................................................................................         (3)         (1)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         15          12
                                                                                              ==========  ==========

                                                                                                    AXA AGGRESSIVE
                                                                                                      ALLOCATION*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,519,117) $    255,988
  Net realized gain (loss) on investments....................................................   14,696,417     4,822,554
  Change in unrealized appreciation (depreciation) of investments............................   33,150,613   (38,727,822)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   46,327,913   (33,649,280)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   66,279,864    73,587,795
   Transfers between Variable Investment Options including guaranteed interest account, net..  (23,907,917)  (17,662,204)
   Transfers for contract benefits and terminations..........................................  (26,292,505)  (21,437,803)
   Contract maintenance charges..............................................................     (902,776)     (859,576)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................   15,176,666    33,628,212
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........           --        30,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   61,504,579         8,933
NET ASSETS -- BEGINNING OF PERIOD............................................................  357,021,178   357,012,245
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $418,525,757  $357,021,178
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          622           753
  Redeemed...................................................................................         (501)         (501)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          121           252
                                                                                              ============  ============
UNIT ACTIVITY CLASS II
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     AXA BALANCED             AXA CONSERVATIVE          AXA CONSERVATIVE
                                                       STRATEGY*                 ALLOCATION*            GROWTH STRATEGY*
                                               ------------------------  --------------------------  ----------------------
                                                   2012         2011         2012          2011         2012        2011
                                               -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (175,772) $    19,311  $   (480,522) $    561,068  $  (30,204) $    4,952
 Net realized gain (loss) on investments......     246,110      689,498     1,350,180     3,371,528      88,394     106,141
 Change in unrealized appreciation
   (depreciation) of investments..............   2,678,525   (1,867,333)    2,958,199    (3,341,680)    337,483    (283,295)
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   2,748,863   (1,158,524)    3,827,857       590,916     395,673    (172,202)
                                               -----------  -----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  15,231,495   14,627,881    18,828,585    19,420,787   3,288,499   2,578,304
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   1,286,468       93,067     2,722,319     5,399,976     906,872          --
   Transfers for contract benefits and
    terminations..............................  (1,231,200)    (757,882)  (17,130,404)  (12,445,253)   (712,766)   (137,373)
   Contract maintenance charges...............    (396,471)    (222,322)     (181,409)     (156,438)    (63,597)    (38,612)
                                               -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  14,890,292   13,740,744     4,239,091    12,219,072   3,419,008   2,402,319
                                               -----------  -----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  17,639,155   12,582,220     8,066,948    12,809,988   3,814,681   2,230,117
NET ASSETS -- BEGINNING OF PERIOD.............  34,134,233   21,552,013   116,025,322   103,215,334   5,952,575   3,722,458
                                               -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $51,773,388  $34,134,233  $124,092,270  $116,025,322  $9,767,256  $5,952,575
                                               ===========  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           15            --            --          --          --
 Redeemed.....................................          (3)         (13)           --            --          --          --
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................          (3)           2            --            --          --          --
                                               ===========  ===========  ============  ============  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued.......................................         155          128           284           375          42          23
 Redeemed.....................................         (24)         (14)         (247)         (265)        (13)         (2)
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         131          114            37           110          29          21
                                               ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS          AXA GROWTH
                                                      STRATEGY*                ALLOCATION*                STRATEGY*
                                               ----------------------  --------------------------  ----------------------
                                                  2012        2011         2012          2011         2012        2011
                                               ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (9,359) $   10,526  $   (736,184) $    499,067  $   (5,350) $      346
 Net realized gain (loss) on investments......     23,055      34,256     4,635,444     2,805,644      12,394     (37,003)
 Change in unrealized appreciation
   (depreciation) of investments..............     83,831     (51,339)    6,032,702    (6,722,347)    115,828     (86,659)
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................     97,527      (6,557)    9,931,962    (3,417,636)    122,872    (123,316)
                                               ----------  ----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    875,788   1,337,673    30,850,487    32,578,576          --          --
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    697,142      64,397    (3,107,789)   (4,624,449)     (5,264)   (197,816)
   Transfers for contract benefits and
    terminations..............................   (308,159)    (88,795)  (17,102,390)  (13,924,755)    (27,561)    (37,188)
   Contract maintenance charges...............    (31,206)    (14,579)     (367,880)     (331,177)         --          --
                                               ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  1,233,565   1,298,696    10,272,428    13,698,195     (32,825)   (235,004)
                                               ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --       2,002            --            --          --         (13)
                                               ----------  ----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  1,331,092   1,294,141    20,204,390    10,280,559      90,047    (358,333)
NET ASSETS -- BEGINNING OF PERIOD.............  2,769,194   1,475,053   160,113,107   149,832,548   1,176,574   1,534,907
                                               ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $4,100,286  $2,769,194  $180,317,497  $160,113,107  $1,266,621  $1,176,574
                                               ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................         --          --            --            --           3          15
 Redeemed.....................................         --          --            --            --          (3)        (17)
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         --          --            --            --          --          (2)
                                               ==========  ==========  ============  ============  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued.......................................         18          13           347           406          --          --
 Redeemed.....................................         (6)         (1)         (261)         (292)         --          --
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         12          12            86           114          --          --
                                               ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        AXA MODERATE           AXA MODERATE GROWTH      AXA MODERATE-PLUS
                                                         ALLOCATION*              STRATEGY* (F)            ALLOCATION*
                                               ------------------------------  ------------------- --------------------------
                                                    2012            2011              2012             2012          2011
                                               --------------  --------------  ------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (2,423,795) $    9,745,454      $    9,548      $ (3,985,566) $  1,496,535
 Net realized gain (loss) on investments......      1,720,706      11,465,358          12,453         2,494,868   (17,411,389)
 Change in unrealized appreciation
   (depreciation) of investments..............    118,284,296     (72,874,301)         23,176        83,311,021   (37,194,527)
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    117,581,207     (51,663,489)         45,177        81,820,323   (53,109,381)
                                               --------------  --------------      ----------      ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    145,708,248     163,460,368       1,541,469       119,063,673   137,254,300
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (66,730,650)    (65,737,429)      1,043,870       (55,683,884)  (43,912,940)
   Transfers for contract benefits and
    terminations..............................   (137,782,450)   (148,786,418)        (49,195)      (60,405,351)  (53,235,399)
   Contract maintenance charges...............     (2,143,994)     (2,093,925)           (264)       (1,780,572)   (1,726,164)
   Adjustments to net assets allocated to
    contracts in payout period................         49,330         420,767              --                --            --
                                               --------------  --------------      ----------      ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    (60,899,516)    (52,736,637)      2,535,880         1,193,866    38,379,797
                                               --------------  --------------      ----------      ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      1,051,602       1,009,349              --            31,200            --
                                               --------------  --------------      ----------      ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............     57,733,293    (103,390,777)      2,581,057        83,045,389   (14,729,584)
NET ASSETS -- BEGINNING OF PERIOD.............  1,532,116,935   1,635,507,712              --       807,741,526   822,471,110
                                               --------------  --------------      ----------      ------------  ------------

NET ASSETS -- END OF PERIOD................... $1,589,850,228  $1,532,116,935      $2,581,057      $890,786,915  $807,741,526
                                               ==============  ==============      ==========      ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          1,358           1,716              --                --            --
 Redeemed.....................................         (2,501)         (2,839)             --                --            --
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (Decrease)......................         (1,143)         (1,123)             --                --            --
                                               ==============  ==============      ==========      ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................            562             650              28             1,027         1,288
 Redeemed.....................................           (367)           (402)             (4)           (1,022)         (997)
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (Decrease)......................            195             248              24                 5           291
                                               ==============  ==============      ==========      ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA TACTICAL            AXA TACTICAL            AXA TACTICAL
                                                    MANAGER 400*            MANAGER 500*            MANAGER 2000*
                                               ----------------------  ----------------------  ----------------------
                                                  2012        2011        2012        2011        2012        2011
                                               ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (29,452) $  (25,503) $  (27,043) $  (15,490) $  (13,643) $  (12,956)
 Net realized gain (loss) on investments......    (75,122)     33,065     239,043      87,464      40,741     (13,494)
 Change in unrealized appreciation
   (depreciation) of investments..............    498,667    (372,562)    370,759    (262,625)    178,864    (125,693)
                                               ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................    394,093    (365,000)    582,759    (190,651)    205,962    (152,143)
                                               ----------  ----------  ----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    530,773     683,441   1,179,299   1,266,217     370,649     426,327
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................     (7,305)  1,389,074     480,752   1,458,891     133,027     655,110
   Transfers for contract benefits and
    terminations..............................   (233,192)    (68,432)   (345,395)    (25,772)   (132,727)    (53,599)
   Contract maintenance charges...............     (3,155)     (1,544)     (5,920)     (2,737)     (1,579)       (797)
                                               ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................    287,121   2,002,539   1,308,736   2,696,599     369,370   1,027,041
                                               ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         454          --         501          --         485
                                               ----------  ----------  ----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............    681,214   1,637,993   1,891,495   2,506,449     575,332     875,383
NET ASSETS -- BEGINNING OF PERIOD.............  2,592,201     954,208   3,721,122   1,214,673   1,291,457     416,074
                                               ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $3,273,415  $2,592,201  $5,612,617  $3,721,122  $1,866,789  $1,291,457
                                               ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................         15          31          43          32          17          23
 Redeemed.....................................        (12)        (14)        (31)         (7)        (13)        (14)
                                               ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)......................          3          17          12          25           4           9
                                               ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA TACTICAL         EQ/ALLIANCEBERNSTEIN
                                                       MANAGER         DYNAMIC WEALTH STRATEGIES    EQ/ALLIANCEBERNSTEIN
                                                   INTERNATIONAL*           PORTFOLIO* (F)            SMALL CAP GROWTH*
                                               ----------------------  ------------------------- --------------------------
                                                  2012        2011               2012                2012          2011
                                               ----------  ----------  ------------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (23,089) $   20,400         $      149         $ (3,309,693) $ (4,072,287)
 Net realized gain (loss) on investments......   (194,178)    (12,513)             9,560           29,964,869    26,769,989
 Change in unrealized appreciation
   (depreciation) of investments..............    767,834    (527,359)            20,823           13,162,841   (27,399,164)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    550,567    (519,472)            30,532           39,818,017    (4,701,462)
                                               ----------  ----------         ----------         ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    898,448   1,042,809            509,783           15,789,861    17,330,559
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    175,294   1,976,267            896,569          (16,538,369)  (19,286,014)
   Transfers for contract benefits and
    terminations..............................   (275,158)    (34,783)           (17,063)         (25,080,199)  (25,791,776)
   Contract maintenance charges...............     (4,082)     (1,699)              (109)            (266,333)     (280,794)
   Adjustments to net assets allocated to
    contracts in payout period................         --          --                 --             (159,416)      133,893
                                               ----------  ----------         ----------         ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    794,502   2,982,594          1,389,180          (26,254,456)  (27,894,132)
                                               ----------  ----------         ----------         ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --       1,001                 --              158,907      (128,635)
                                               ----------  ----------         ----------         ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  1,345,069   2,464,123          1,419,712           13,722,468   (32,724,229)
NET ASSETS -- BEGINNING OF PERIOD.............  3,102,163     638,040                 --          290,309,927   323,034,156
                                               ----------  ----------         ----------         ------------  ------------

NET ASSETS -- END OF PERIOD................... $4,447,232  $3,102,163         $1,419,712         $304,032,395  $290,309,927
                                               ==========  ==========         ==========         ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................         --          --                 --                  132           261
 Redeemed.....................................         --          --                 --                 (240)         (372)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (Decrease)......................         --          --                 --                 (108)         (111)
                                               ==========  ==========         ==========         ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................         20          34                 15                   53            69
 Redeemed.....................................        (12)         (5)                (2)                 (60)          (94)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (Decrease)......................          8          29                 13                   (7)          (25)
                                               ==========  ==========         ==========         ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/AXA FRANKLIN             EQ/BLACKROCK            EQ/BOSTON ADVISORS
                                                 SMALL CAP VALUE CORE*       BASIC VALUE EQUITY*          EQUITY INCOME*
                                               ------------------------  --------------------------  ------------------------
                                                   2012         2011         2012          2011          2012         2011
                                               -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (81,404) $  (170,154) $  1,336,317  $    (92,279) $   506,613  $   327,172
 Net realized gain (loss) on investments......     577,638    1,245,770    (8,311,293)  (17,546,709)   4,567,924   (1,121,788)
 Change in unrealized appreciation
   (depreciation) of investments..............   1,543,107   (2,698,932)   56,328,176      (571,028)   4,149,246      (64,453)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   2,039,341   (1,623,316)   49,353,200   (18,210,016)   9,223,783     (859,069)
                                               -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,530,753    1,598,545    47,952,016    48,369,750    6,976,894    6,285,363
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (947,358)    (463,688)  (11,142,520)    5,757,066    3,993,362   (3,328,642)
   Transfers for contract benefits and
    terminations..............................  (1,328,597)  (1,267,230)  (31,707,039)  (30,557,786)  (4,938,615)  (4,199,013)
   Contract maintenance charges...............     (11,920)     (12,375)     (375,316)     (345,940)     (63,421)     (60,420)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................    (757,122)    (144,748)    4,727,141    23,223,090    5,968,220   (1,302,712)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --        2,999            --            --        2,499           --
                                               -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   1,282,219   (1,765,065)   54,080,341     5,013,074   15,194,502   (2,161,781)
NET ASSETS -- BEGINNING OF PERIOD.............  13,851,222   15,616,287   402,741,443   397,728,369   55,552,253   57,714,034
                                               -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $15,133,441  $13,851,222  $456,821,784  $402,741,443  $70,746,755  $55,552,253
                                               ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          44           63           415           513          155          131
 Redeemed.....................................         (52)         (63)         (369)         (361)        (107)        (143)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (8)          --            46           152           48          (12)
                                               ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN
                                                     RESPONSIBLE*                 RESEARCH*
                                               ------------------------  --------------------------
                                                   2012         2011         2012          2011
                                               -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (77,200) $  (216,161) $   (647,521) $   (950,724)
 Net realized gain (loss) on investments......    (252,419)    (598,773)     (566,978)   (3,369,169)
 Change in unrealized appreciation
   (depreciation) of investments..............   3,916,392      488,486    25,315,504     8,749,797
                                               -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   3,586,773     (326,448)   24,101,005     4,429,904
                                               -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,742,225    2,993,313     8,688,808     9,016,785
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,324,791)     205,342    (7,590,712)  (11,392,385)
   Transfers for contract benefits and
    terminations..............................  (1,704,440)  (1,352,899)  (13,973,266)  (15,066,165)
   Contract maintenance charges...............     (33,345)     (32,712)     (121,224)     (126,667)
   Adjustments to net assets allocated to
    contracts in payout period................          --           --            --            --
                                               -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    (320,351)   1,813,044   (12,996,394)  (17,568,432)
                                               -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --            --            --
                                               -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   3,266,422    1,486,596    11,104,611   (13,138,528)
NET ASSETS -- BEGINNING OF PERIOD.............  23,708,047   22,221,451   155,682,107   168,820,635
                                               -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $26,974,469  $23,708,047  $166,786,718  $155,682,107
                                               ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --            --            --
 Redeemed.....................................          --           --            --            --
                                               -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          --           --            --            --
                                               ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          51           69           125           115
 Redeemed.....................................         (54)         (48)         (218)         (256)
                                               -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          (3)          21           (93)         (141)
                                               ===========  ===========  ============  ============

                                                       EQ/COMMON STOCK
                                                           INDEX*
                                               ------------------------------
                                                    2012            2011
                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    7,821,075  $    2,358,501
 Net realized gain (loss) on investments......     (2,853,747)    (26,806,981)
 Change in unrealized appreciation
   (depreciation) of investments..............    261,721,619      16,325,355
                                               --------------  --------------
 Net Increase (decrease) in net assets from
   operations.................................    266,688,947      (8,123,125)
                                               --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     55,009,274      63,856,345
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (96,691,521)   (109,386,927)
   Transfers for contract benefits and
    terminations..............................   (178,196,255)   (187,366,102)
   Contract maintenance charges...............     (1,509,507)     (1,602,267)
   Adjustments to net assets allocated to
    contracts in payout period................       (148,437)      1,455,896
                                               --------------  --------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (221,536,446)   (233,043,055)
                                               --------------  --------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      1,383,676          11,079
                                               --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.............     46,536,177    (241,155,101)
NET ASSETS -- BEGINNING OF PERIOD.............  1,929,763,554   2,170,918,655
                                               --------------  --------------

NET ASSETS -- END OF PERIOD................... $1,976,299,731  $1,929,763,554
                                               ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................            335             499
 Redeemed.....................................           (990)         (1,248)
                                               --------------  --------------
 Net Increase (Decrease)......................           (655)           (749)
                                               ==============  ==============
UNIT ACTIVITY CLASS B
 Issued.......................................             83             108
 Redeemed.....................................           (169)           (212)
                                               --------------  --------------
 Net Increase (Decrease)......................            (86)           (104)
                                               ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/CORE BOND             EQ/DAVIS NEW YORK              EQ/EQUITY
                                                         INDEX*                    VENTURE*                  500 INDEX*
                                               --------------------------  ------------------------  --------------------------
                                                   2012          2011          2012         2011         2012          2011
                                               ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    207,606  $    734,984  $  (110,086) $  (264,606) $  3,135,705  $  2,926,959
 Net realized gain (loss) on investments......     (309,555)   (3,003,652)   1,331,911    2,525,168    17,594,428     2,998,007
 Change in unrealized appreciation
   (depreciation) of investments..............    2,366,021     6,541,464    1,418,686   (3,942,795)   83,075,715    (1,949,901)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    2,264,072     4,272,796    2,640,511   (1,682,233)  103,805,848     3,975,065
                                               ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   10,702,806    10,494,598    3,470,860    4,077,018    56,288,874    55,499,279
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (1,242,487)   (6,569,546)  (2,643,690)  (2,708,026)  (25,634,165)  (31,444,736)
   Transfers for contract benefits and
    terminations..............................  (13,485,005)  (12,256,257)  (2,318,425)  (2,232,387)  (65,459,038)  (62,956,233)
   Contract maintenance charges...............     (124,130)     (130,168)     (22,100)     (22,711)     (688,625)     (699,124)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --           --           --      (170,533)      260,413
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (4,148,816)   (8,461,373)  (1,513,355)    (886,106)  (35,663,487)  (39,340,401)
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....        1,698            --        3,400           --       170,535      (260,409)
                                               ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   (1,883,046)   (4,188,577)   1,130,556   (2,568,339)   68,312,896   (35,625,745)
NET ASSETS -- BEGINNING OF PERIOD.............  122,836,713   127,025,290   25,523,724   28,092,063   763,471,535   799,097,280
                                               ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $120,953,667  $122,836,713  $26,654,280  $25,523,724  $831,784,431  $763,471,535
                                               ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --           --           --           322           408
 Redeemed.....................................           --            --           --           --          (448)         (548)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................           --            --           --           --          (126)         (140)
                                               ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          196           196           61           87           264           234
 Redeemed.....................................         (230)         (268)         (82)         (97)         (215)         (206)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          (34)          (72)         (21)         (10)           49            28
                                               ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/EQUITY                 EQ/FRANKLIN               EQ/FRANKLIN
                                                      GROWTH PLUS*              CORE BALANCED*         TEMPLETON ALLOCATION*
                                               --------------------------  ------------------------  ------------------------
                                                   2012          2011          2012         2011         2012         2011
                                               ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (2,271,119) $ (3,610,057) $ 1,288,838  $ 1,486,655  $   259,310  $   271,734
 Net realized gain (loss) on investments......   (2,631,241)  (12,289,597)   3,483,263   (2,744,561)   2,034,742     (763,323)
 Change in unrealized appreciation
   (depreciation) of investments..............   44,087,585    (8,979,323)   1,935,083      418,488    3,822,764   (2,398,689)
                                               ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   39,185,225   (24,878,977)   6,707,184     (839,418)   6,116,816   (2,890,278)
                                               ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   25,914,166    30,968,243    5,335,983    6,361,816    5,837,685    6,073,011
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (30,605,668)  (39,447,564)  (2,804,290)  (5,997,756)  (2,403,732)  (2,306,232)
   Transfers for contract benefits and
    terminations..............................  (25,063,924)  (26,925,810)  (7,351,512)  (7,366,572)  (4,212,769)  (3,105,504)
   Contract maintenance charges...............     (339,544)     (377,653)     (69,483)     (76,251)     (72,027)     (72,409)
                                               ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (30,094,970)  (35,782,784)  (4,889,302)  (7,078,763)    (850,843)     588,866
                                               ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       29,502         4,000           --           --           --           --
                                               ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............    9,119,757   (60,657,761)   1,817,882   (7,918,181)   5,265,973   (2,301,412)
NET ASSETS -- BEGINNING OF PERIOD.............  311,115,187   371,772,948   70,829,135   78,747,316   46,430,787   48,732,199
                                               ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $320,234,944  $311,115,187  $72,647,017  $70,829,135  $51,696,760  $46,430,787
                                               ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          199           253          113          129          113          136
 Redeemed.....................................         (403)         (500)        (161)        (197)        (122)        (131)
                                               ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         (204)         (247)         (48)         (68)          (9)           5
                                               ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 EQ/GAMCO MERGERS AND          EQ/GAMCO SMALL                EQ/GLOBAL
                                                     ACQUISITIONS*             COMPANY VALUE*               BOND PLUS*
                                               ------------------------  --------------------------  ------------------------
                                                   2012         2011         2012          2011          2012         2011
                                               -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (248,519) $  (217,324) $     87,930  $ (4,383,098) $   159,705  $ 1,760,404
 Net realized gain (loss) on investments......     954,537    1,467,561    45,258,145    32,392,486    4,476,454    1,073,060
 Change in unrealized appreciation
   (depreciation) of investments..............      47,859   (1,261,342)   16,868,250   (45,736,303)  (2,575,551)    (436,441)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................     753,877      (11,105)   62,214,325   (17,726,915)   2,060,608    2,397,023
                                               -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,459,629    1,842,087    56,481,085    54,005,905    8,544,005   10,771,381
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (646,423)   1,199,821    (2,473,639)   12,170,326      891,163    4,328,898
   Transfers for contract benefits and
    terminations..............................  (1,908,147)  (1,853,565)  (27,115,196)  (22,077,554)  (8,616,147)  (7,357,308)
   Contract maintenance charges...............     (16,777)     (15,194)     (363,138)     (317,086)     (58,965)     (54,115)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (1,111,718)   1,173,149    26,529,112    43,781,591      760,056    7,688,856
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --        18,002        14,916        7,599           --
                                               -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............    (357,841)   1,162,044    88,761,439    26,069,592    2,828,263   10,085,879
NET ASSETS -- BEGINNING OF PERIOD.............  19,833,238   18,671,194   367,991,904   341,922,312   83,626,451   73,540,572
                                               -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $19,475,397  $19,833,238  $456,753,343  $367,991,904  $86,454,714  $83,626,451
                                               ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          31           56           542           712          168          237
 Redeemed.....................................         (40)         (48)         (395)         (461)        (162)        (172)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (9)           8           147           251            6           65
                                               ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                 EQ/GLOBAL MULTI-SECTOR         EQ/INTERMEDIATE            EQ/INTERNATIONAL
                                                         EQUITY*                GOVERNMENT BOND*              CORE PLUS*
                                               --------------------------  -------------------------  --------------------------
                                                   2012          2011          2012         2011          2012          2011
                                               ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    475,493  $  1,816,976  $  (938,107) $   (633,406) $    221,543  $  2,085,394
 Net realized gain (loss) on investments......   25,359,247   (12,023,887)   1,065,472       320,881       930,442    (6,894,704)
 Change in unrealized appreciation
   (depreciation) of investments..............   27,635,835   (45,247,524)    (383,986)    4,141,063    15,922,231   (21,642,141)
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   53,470,575   (55,454,435)    (256,621)    3,828,538    17,074,216   (26,451,451)
                                               ------------  ------------  -----------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   33,973,954    39,436,334    5,605,519     5,864,458    15,038,268    19,085,847
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (30,453,380)  (44,723,705)  (4,659,508)   (1,907,385)  (15,101,480)  (10,955,378)
   Transfers for contract benefits and
    terminations..............................  (29,393,074)  (32,336,934)  (9,059,486)  (10,473,148)   (9,781,238)  (10,226,414)
   Contract maintenance charges...............     (356,036)     (397,441)     (86,721)      (91,917)     (120,545)     (131,741)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --       66,456        11,208            --            --
                                               ------------  ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (26,228,536)  (38,021,746)  (8,133,740)   (6,596,784)   (9,964,995)   (2,227,686)
                                               ------------  ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....        5,001            --      (28,887)      (11,941)        1,999         2,001
                                               ------------  ------------  -----------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   27,247,040   (93,476,181)  (8,419,248)   (2,780,187)    7,111,220   (28,677,136)
NET ASSETS -- BEGINNING OF PERIOD.............  354,931,657   448,407,838   95,728,891    98,509,078   119,909,810   148,586,946
                                               ------------  ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $382,178,697  $354,931,657  $87,309,643  $ 95,728,891  $127,021,030  $119,909,810
                                               ============  ============  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --           43            67            --            --
 Redeemed.....................................           --            --          (75)         (102)           --            --
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)......................           --            --          (32)          (35)           --            --
                                               ============  ============  ===========  ============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          302           387           29            46           197           271
 Redeemed.....................................         (436)         (584)         (44)          (47)         (301)         (289)
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)......................         (134)         (197)         (15)           (1)         (104)          (18)
                                               ============  ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/INTERNATIONAL            EQ/INTERNATIONAL              EQ/JPMORGAN
                                                      EQUITY INDEX*                 VALUE PLUS*           VALUE OPPORTUNITIES*
                                               ---------------------------  --------------------------  ------------------------
                                                   2012           2011          2012          2011          2012         2011
                                               ------------  -------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  6,627,799  $   7,578,347  $  1,046,510  $  1,517,012  $  (157,044) $  (124,798)
 Net realized gain (loss) on investments......  (27,411,288)   (26,743,984)  (18,807,398)  (27,918,441)    (365,247)  (5,479,571)
 Change in unrealized appreciation
   (depreciation) of investments..............   75,777,376    (40,823,026)   48,061,208   (15,263,773)   6,631,487    2,446,530
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   54,993,887    (59,988,663)   30,300,320   (41,665,202)   6,109,196   (3,157,839)
                                               ------------  -------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   24,800,814     29,469,000    17,512,451    22,438,632    3,468,031    3,662,190
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (27,366,498)   (35,216,042)  (17,411,890)  (23,588,830)  (3,137,172)  (2,161,250)
   Transfers for contract benefits and
    terminations..............................  (34,906,233)   (38,960,063)  (16,575,786)  (19,392,865)  (4,219,899)  (4,189,261)
   Contract maintenance charges...............     (381,951)      (449,557)     (203,167)     (238,187)     (41,728)     (43,409)
   Adjustments to net assets allocated to
    contracts in payout period................     (148,733)       331,368            --            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (38,002,601)   (44,825,294)  (16,678,392)  (20,781,250)  (3,930,768)  (2,731,730)
                                               ------------  -------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      148,733       (307,744)       21,002            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   17,140,019   (105,121,701)   13,642,930   (62,446,452)   2,178,428   (5,889,569)
NET ASSETS -- BEGINNING OF PERIOD.............  394,517,057    499,638,758   198,049,095   260,495,547   43,267,054   49,156,623
                                               ------------  -------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $411,657,076  $ 394,517,057  $211,692,025  $198,049,095  $45,445,482  $43,267,054
                                               ============  =============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          342            351            --            --           --           --
 Redeemed.....................................         (603)          (649)           --            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................         (261)          (298)           --            --           --           --
                                               ============  =============  ============  ============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................           44             61           245           263           68           74
 Redeemed.....................................         (125)          (138)         (383)         (428)         (94)         (98)
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (81)           (77)         (138)         (165)         (26)         (24)
                                               ============  =============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/LARGE CAP               EQ/LARGE CAP                EQ/LARGE CAP
                                                      CORE PLUS*                GROWTH INDEX*             GROWTH PLUS* (B)
                                               ------------------------  --------------------------  --------------------------
                                                   2012         2011         2012          2011          2012          2011
                                               -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (26,909) $   (38,581) $    (88,789) $   (511,674) $ (1,788,755) $ (2,190,321)
 Net realized gain (loss) on investments......   1,732,981     (270,810)    4,588,063     4,003,589    10,425,351    11,477,691
 Change in unrealized appreciation
   (depreciation) of investments..............      49,355     (510,019)   11,202,753    (2,093,917)   18,650,217   (18,354,576)
                                               -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   1,755,427     (819,410)   15,702,027     1,397,998    27,286,813    (9,067,206)
                                               -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,009,584    1,247,277     8,604,276     7,555,526    11,494,730     9,213,773
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,594,104)  (1,348,498)     (537,915)   (3,109,141)  (13,714,939)    4,547,125
   Transfers for contract benefits and
    terminations..............................  (1,477,645)  (1,390,143)  (10,771,430)  (10,205,367)  (19,471,137)  (19,266,781)
   Contract maintenance charges...............     (11,125)     (11,691)     (120,551)     (119,867)     (243,165)     (253,584)
                                               -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (2,073,290)  (1,503,055)   (2,825,620)   (5,878,849)  (21,934,511)   (5,759,467)
                                               -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --            --            --         1,400            --
                                               -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (317,863)  (2,322,465)   12,876,407    (4,480,851)    5,353,702   (14,826,673)
NET ASSETS -- BEGINNING OF PERIOD.............  13,804,561   16,127,026   118,558,488   123,039,339   225,298,682   240,125,355
                                               -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $13,486,698  $13,804,561  $131,434,895  $118,558,488  $230,652,384  $225,298,682
                                               ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          23           26           259           245           132           267
 Redeemed.....................................         (44)         (42)         (296)         (320)         (271)         (281)
                                               -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................         (21)         (16)          (37)          (75)         (139)          (14)
                                               ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/LARGE CAP                EQ/LARGE CAP              EQ/LORD ABBETT
                                                   VALUE INDEX* (C)              VALUE PLUS*               LARGE CAP CORE*
                                               ------------------------  ---------------------------  ------------------------
                                                   2012         2011         2012           2011          2012         2011
                                               -----------  -----------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   285,827  $   149,972  $  1,716,692  $     (55,321) $   (68,332) $  (239,365)
 Net realized gain (loss) on investments......   2,324,897    1,765,812   (58,332,902)   (73,868,687)   1,493,647    3,069,132
 Change in unrealized appreciation
   (depreciation) of investments..............   2,711,222      133,059   152,399,937     28,991,504    3,890,413   (7,462,522)
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   5,321,946    2,048,843    95,783,727    (44,932,504)   5,315,728   (4,632,755)
                                               -----------  -----------  ------------  -------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,265,331     (262,152)   40,653,802     46,598,894    4,346,711    6,509,801
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,819,926)  19,592,728   (54,062,350)   (59,246,151)  (6,476,149)     308,031
   Transfers for contract benefits and
    terminations..............................  (3,100,275)  (1,964,190)  (62,632,767)   (67,903,540)  (3,665,378)  (3,161,991)
   Contract maintenance charges...............     (34,382)     (26,809)     (675,198)      (743,624)     (26,803)     (23,102)
   Adjustments to net assets allocated to
    contracts in payout period................          --           --       (86,046)       576,375           --           --
                                               -----------  -----------  ------------  -------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................    (689,252)  17,339,577   (76,802,559)   (80,718,046)  (5,821,619)   3,632,739
                                               -----------  -----------  ------------  -------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       1,600           --       109,046       (576,376)       2,999           --
                                               -----------  -----------  ------------  -------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   4,634,294   19,388,420    19,090,214   (126,226,926)    (502,892)  (1,000,016)
NET ASSETS -- BEGINNING OF PERIOD.............  35,598,590   16,210,170   692,404,466    818,631,392   39,758,342   40,758,358
                                               -----------  -----------  ------------  -------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $40,232,884  $35,598,590  $711,494,680  $ 692,404,466  $39,255,450  $39,758,342
                                               ===========  ===========  ============  =============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --           424            522           --           --
 Redeemed.....................................          --           --        (1,039)        (1,184)          --           --
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (Decrease)......................          --           --          (615)          (662)          --           --
                                               ===========  ===========  ============  =============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................         128          464            58             44           54          149
 Redeemed.....................................        (141)        (124)         (181)          (186)        (103)        (122)
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (Decrease)......................         (13)         340          (123)          (142)         (49)          27
                                               ===========  ===========  ============  =============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  EQ/MFS INTERNATIONAL            EQ/MID CAP                  EQ/MID CAP
                                                        GROWTH*                     INDEX*                    VALUE PLUS*
                                               -------------------------  --------------------------  --------------------------
                                                   2012         2011          2012          2011          2012          2011
                                               -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (182,344) $   (411,986) $   (979,275) $ (2,149,917) $   (437,082) $ (2,125,180)
 Net realized gain (loss) on investments......   1,590,786     7,840,562    (2,334,603)  (18,441,002)   (2,141,118)  (12,214,715)
 Change in unrealized appreciation
   (depreciation) of investments..............  10,431,662   (15,801,239)   49,751,851     9,588,070    68,424,769   (33,642,474)
                                               -----------  ------------  ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................  11,840,104    (8,372,663)   46,437,973   (11,002,849)   65,846,569   (47,982,369)
                                               -----------  ------------  ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   8,849,499     8,587,619    27,187,641    29,286,056    26,778,620    31,929,188
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   1,829,230     2,503,672   (16,694,384)  (24,090,472)  (31,042,565)  (39,716,416)
   Transfers for contract benefits and
    terminations..............................  (5,165,047)   (4,989,422)  (22,949,273)  (23,349,654)  (34,975,014)  (37,536,567)
   Contract maintenance charges...............     (49,718)      (47,451)     (291,224)     (309,254)     (395,602)     (443,235)
                                               -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   5,463,964     6,054,418   (12,747,240)  (18,463,324)  (39,634,561)  (45,767,030)
                                               -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       3,397            --        11,999            --        11,000            --
                                               -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  17,307,465    (2,318,245)   33,702,732   (29,466,173)   26,223,008   (93,749,399)
NET ASSETS -- BEGINNING OF PERIOD.............  63,075,363    65,393,608   302,529,330   331,995,503   400,010,383   493,759,782
                                               -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $80,382,828  $ 63,075,363  $336,232,062  $302,529,330  $426,233,391  $400,010,383
                                               ===========  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................         159           187           363           369           212           284
 Redeemed.....................................        (120)         (145)         (455)         (525)         (464)         (575)
                                               -----------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          39            42           (92)         (156)         (252)         (291)
                                               ===========  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/MONEY             EQ/MONTAG & CALDWELL         EQ/MORGAN STANLEY
                                                         MARKET*                    GROWTH*                MID CAP GROWTH*
                                               --------------------------  ------------------------  --------------------------
                                                   2012          2011          2012         2011         2012          2011
                                               ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (1,209,261) $ (1,394,430) $  (174,134) $  (303,376) $ (1,703,813) $ (1,976,757)
 Net realized gain (loss) on investments......       (4,881)          283    2,650,762    3,702,704     9,703,247    37,221,592
 Change in unrealized appreciation
   (depreciation) of investments..............        5,689       (12,801)   1,648,294   (2,773,412)    5,359,705   (54,723,297)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   (1,208,453)   (1,406,948)   4,124,922      625,916    13,359,139   (19,478,462)
                                               ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   27,121,855    16,272,027    2,915,746    3,516,418    34,261,350    34,507,323
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (15,369,412)    3,629,649   (2,074,517)  (4,164,046)   (6,364,911)   17,605,553
   Transfers for contract benefits and
    terminations..............................  (20,891,537)  (26,709,475)  (3,428,394)  (3,066,552)  (13,219,575)  (10,879,650)
   Contract maintenance charges...............     (115,488)     (117,391)     (28,629)     (25,369)     (176,626)     (144,445)
   Adjustments to net assets allocated to
    contracts in payout period................       52,521        56,063           --           --            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (9,202,061)   (6,869,127)  (2,615,794)  (3,739,549)   14,500,238    41,088,781
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       14,479        39,106          491          511            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  (10,396,035)   (8,236,969)   1,509,619   (3,113,122)   27,859,377    21,610,319
NET ASSETS -- BEGINNING OF PERIOD.............  105,668,677   113,905,646   37,351,650   40,464,772   187,786,715   166,176,396
                                               ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $ 95,272,642  $105,668,677  $38,861,269  $37,351,650  $215,646,092  $187,786,715
                                               ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................        7,547         3,401           --           --            --            --
 Redeemed.....................................       (7,511)       (3,341)          --           --            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................           36            60           --           --            --            --
                                               ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................       26,804         5,489           55           68           418           626
 Redeemed.....................................      (25,325)       (4,935)         (73)         (98)         (330)         (377)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................        1,479           554          (18)         (30)           88           249
                                               ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/MUTUAL LARGE           EQ/OPPENHEIMER             EQ/PIMCO ULTRA
                                                      CAP EQUITY*                 GLOBAL*                  SHORT BOND*
                                               ------------------------  ------------------------  --------------------------
                                                   2012         2011         2012         2011         2012          2011
                                               -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    12,933  $  (113,286) $  (221,159) $  (211,811) $   (831,963) $ (1,014,080)
 Net realized gain (loss) on investments......     758,304   (1,195,134)   1,418,001    3,420,505        87,758       649,685
 Change in unrealized appreciation
   (depreciation) of investments..............   2,434,742     (265,812)   8,489,212   (8,792,992)    1,055,818    (1,512,560)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   3,205,979   (1,574,232)   9,686,054   (5,584,298)      311,613    (1,876,955)
                                               -----------  -----------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,156,206    2,831,744    8,087,992    8,234,009    11,813,894    14,714,829
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (2,451,369)  (3,253,882)  (1,161,003)  13,023,849    (6,967,452)  (20,651,270)
   Transfers for contract benefits and
    terminations..............................  (2,586,497)  (2,603,706)  (3,985,829)  (3,444,318)  (13,862,469)  (14,103,131)
   Contract maintenance charges...............     (35,851)     (38,821)     (46,199)     (34,109)     (105,200)     (112,549)
                                               -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (2,917,511)  (3,064,665)   2,894,961   17,779,431    (9,121,227)  (20,152,121)
                                               -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --           --           --            --             4
                                               -----------  -----------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............     288,468   (4,638,897)  12,581,015   12,195,133    (8,809,614)  (22,029,072)
NET ASSETS -- BEGINNING OF PERIOD.............  25,982,775   30,621,672   49,427,605   37,232,472   123,998,060   146,027,132
                                               -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $26,271,243  $25,982,775  $62,008,620  $49,427,605  $115,188,446  $123,998,060
                                               ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --           --           --             3             3
 Redeemed.....................................          --           --           --           --            (3)           (3)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          --           --           --           --            --            --
                                               ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          30           47          167          291           223           278
 Redeemed.....................................         (61)         (81)        (137)        (122)         (304)         (464)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................         (31)         (34)          30          169           (81)         (186)
                                               ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/QUALITY                   EQ/SMALL
                                                       BOND PLUS*                COMPANY INDEX*
                                               --------------------------  --------------------------
                                                   2012          2011          2012          2011
                                               ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (902,507) $  1,737,582  $    468,297  $ (1,097,688)
 Net realized gain (loss) on investments......   (2,613,240)   (4,530,559)   14,234,391    11,928,401
 Change in unrealized appreciation
   (depreciation) of investments..............    5,312,570     2,992,344     9,611,442   (20,321,282)
                                               ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    1,796,823       199,367    24,314,130    (9,490,569)
                                               ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    7,926,442     9,473,979    15,862,173    17,540,139
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (7,598,123)  (12,790,959)  (11,923,075)  (13,153,005)
   Transfers for contract benefits and
    terminations..............................  (14,006,494)  (14,867,092)  (13,326,787)  (13,316,406)
   Contract maintenance charges...............     (121,783)     (130,282)     (161,393)     (171,786)
   Adjustments to net assets allocated to
    contracts in payout period................       (7,105)       31,133            --            --
                                               ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (13,807,063)  (18,283,221)   (9,549,082)   (9,101,058)
                                               ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      150,961      (174,984)           --            --
                                               ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  (11,859,279)  (18,258,838)   14,765,048   (18,591,627)
NET ASSETS -- BEGINNING OF PERIOD.............  137,603,182   155,862,020   176,092,893   194,684,520
                                               ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $125,743,903  $137,603,182  $190,857,941  $176,092,893
                                               ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           56            74            --            --
 Redeemed.....................................         (116)         (151)           --            --
                                               ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          (60)          (77)           --            --
                                               ============  ============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................           32            35           201           206
 Redeemed.....................................          (50)          (67)         (241)         (260)
                                               ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          (18)          (32)          (40)          (54)
                                               ============  ============  ============  ============

                                                    EQ/T. ROWE PRICE
                                                      GROWTH STOCK*
                                               --------------------------
                                                   2012          2011
                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (2,357,755) $ (1,876,684)
 Net realized gain (loss) on investments......   12,264,853      (206,698)
 Change in unrealized appreciation
   (depreciation) of investments..............   16,903,157    (3,004,834)
                                               ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   26,810,255    (5,088,216)
                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   26,312,793    22,981,481
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   14,123,257     3,941,259
   Transfers for contract benefits and
    terminations..............................  (12,107,073)   (8,591,224)
   Contract maintenance charges...............     (155,800)     (128,453)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --
                                               ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   28,173,177    18,203,063
                                               ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --
                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   54,983,432    13,114,847
NET ASSETS -- BEGINNING OF PERIOD.............  149,897,352   136,782,505
                                               ------------  ------------

NET ASSETS -- END OF PERIOD................... $204,880,784  $149,897,352
                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --
 Redeemed.....................................           --            --
                                               ------------  ------------
 Net Increase (Decrease)......................           --            --
                                               ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          553           427
 Redeemed.....................................         (307)         (250)
                                               ------------  ------------
 Net Increase (Decrease)......................          246           177
                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/TEMPLETON                 EQ/UBS                 EQ/VAN KAMPEN
                                                    GLOBAL EQUITY*           GROWTH & INCOME*              COMSTOCK*
                                               ------------------------  ------------------------  ------------------------
                                                   2012         2011         2012         2011         2012         2011
                                               -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    22,081  $   170,759  $   (88,273) $  (116,498) $       562  $    23,748
 Net realized gain (loss) on investments......   1,474,559      644,583    1,804,301      920,554    1,780,459      929,847
 Change in unrealized appreciation
   (depreciation) of investments..............   3,755,690   (3,903,762)     341,316   (1,577,193)   2,094,260   (1,730,649)
                                               -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   5,252,330   (3,088,420)   2,057,344     (773,137)   3,875,281     (777,054)
                                               -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,337,054    4,806,874    1,287,843    1,380,835    2,005,096    1,927,364
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,460,613)  (1,373,993)  (1,853,562)  (3,261,313)    (389,508)      84,759
   Transfers for contract benefits and
    terminations..............................  (2,603,134)  (2,377,790)  (1,386,645)  (1,384,733)  (1,668,035)  (1,581,923)
   Contract maintenance charges...............     (44,257)     (44,866)     (15,264)     (15,951)     (18,776)     (19,396)
                                               -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................     229,050    1,010,225   (1,967,628)  (3,281,162)     (71,223)     410,804
                                               -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       5,999           --           --           --        1,999           --
                                               -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   5,487,379   (2,078,195)      89,716   (4,054,299)   3,806,057     (366,250)
NET ASSETS -- BEGINNING OF PERIOD.............  29,364,325   31,442,520   18,895,042   22,949,341   22,874,606   23,240,856
                                               -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $34,851,704  $29,364,325  $18,984,758  $18,895,042  $26,680,663  $22,874,606
                                               ===========  ===========  ===========  ===========  ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          80          103           40           37           46           51
 Redeemed.....................................         (76)         (91)         (56)         (66)         (47)         (48)
                                               -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................           4           12          (16)         (29)          (1)           3
                                               ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         FIDELITY(R) VIP
                                                     EQ/WELLS FARGO             FIDELITY(R) VIP           EQUITY-INCOME
                                                      OMEGA GROWTH*         CONTRAFUND(R) PORTFOLIO         PORTFOLIO
                                               --------------------------  -------------------------  --------------------
                                                   2012          2011          2012          2011        2012       2011
                                               ------------  ------------  ------------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (1,525,010) $ (1,158,374) $     85,658  $       195  $   38,831  $ 10,361
 Net realized gain (loss) on investments......   10,559,525     9,213,843     1,397,507      551,802     104,910     7,484
 Change in unrealized appreciation
   (depreciation) of investments..............    9,709,315   (15,708,514)   11,049,882   (3,552,175)      9,887   (20,496)
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (decrease) in net assets from
   operations.................................   18,743,830    (7,653,045)   12,533,047   (3,000,178)    153,628    (2,651)
                                               ------------  ------------  ------------  -----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   11,000,842    10,185,988    28,754,031   21,337,912   1,035,046   464,883
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   14,917,968    26,529,387    24,475,461   37,385,903      82,176    11,233
   Transfers for contract benefits and
    terminations..............................   (9,399,165)   (6,523,595)   (5,042,291)  (1,505,651)    (17,021)   (4,721)
   Contract maintenance charges...............      (59,028)      (51,974)      (75,329)     (28,218)     (2,883)   (1,161)
                                               ------------  ------------  ------------  -----------  ----------  --------

 Net increase (decrease) in net assets from
   contractowners transactions................   16,460,617    30,139,806    48,111,872   57,189,946   1,097,318   470,234
                                               ------------  ------------  ------------  -----------  ----------  --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --         4,000         (217)         90        --
                                               ------------  ------------  ------------  -----------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS.............   35,204,447    22,486,761    60,648,919   54,189,551   1,251,036   467,583
NET ASSETS -- BEGINNING OF PERIOD.............   96,343,363    73,856,602    71,089,190   16,899,639     659,888   192,305
                                               ------------  ------------  ------------  -----------  ----------  --------

NET ASSETS -- END OF PERIOD................... $131,547,810  $ 96,343,363  $131,738,109  $71,089,190  $1,910,924  $659,888
                                               ============  ============  ============  ===========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          401           503            --           --          --        --
 Redeemed.....................................         (264)         (234)           --           --          --        --
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (Decrease)......................          137           269            --           --          --        --
                                               ============  ============  ============  ===========  ==========  ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.......................................           --            --           551          559          12         5
 Redeemed.....................................           --            --          (145)         (56)         (1)       (1)
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (Decrease)......................           --            --           406          503          11         4
                                               ============  ============  ============  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                               FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                      PORTFOLIO           MID CAP VALUE FUND    DIVIDEND FUND (A)(D)
                                               ----------------------  -----------------------  -----------------------
                                                  2012        2011         2012        2011       2012         2011
                                               ----------  ----------  -----------  ----------   --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (40,312) $  (33,890) $     8,742  $    2,203  $  4,549     $   (711)
 Net realized gain (loss) on investments......    625,823      68,001      283,210     (30,733)    4,909        1,244
 Change in unrealized appreciation
   (depreciation) of investments..............     46,597    (474,238)     717,132     (84,427)   46,080        3,223
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (decrease) in net assets from
   operations.................................    632,108    (440,127)   1,009,084    (112,957)   55,538        3,756
                                               ----------  ----------  -----------  ----------   --------     --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  3,139,570   2,764,153    1,956,864   1,102,293   474,790       51,211
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (44,825)     83,114    4,377,840   2,542,017    55,707       88,715
   Transfers for contract benefits and
    terminations..............................   (119,293)    (40,856)    (254,616)    (33,710)     (897)      (4,527)
   Contract maintenance charges...............    (12,576)     (6,298)      (5,506)     (1,736)     (308)        (140)
                                               ----------  ----------  -----------  ----------   --------     --------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,962,876   2,800,113    6,074,582   3,608,864   529,292      135,259
                                               ----------  ----------  -----------  ----------   --------     --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         999          366         133        (7)           4
                                               ----------  ----------  -----------  ----------   --------     --------

INCREASE (DECREASE) IN NET ASSETS.............  3,594,984   2,360,985    7,084,032   3,496,040   584,823      139,019
NET ASSETS -- BEGINNING OF PERIOD.............  3,930,429   1,569,444    3,872,939     376,899   139,019           --
                                               ----------  ----------  -----------  ----------   --------     --------

NET ASSETS -- END OF PERIOD................... $7,525,413  $3,930,429  $10,956,971  $3,872,939  $723,842     $139,019
                                               ==========  ==========  ===========  ==========   ========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued.......................................         --          --           --          --         7        1,703
 Redeemed.....................................         --          --           --          --        (1)        (166)
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         --          --           --          --         6        1,537
                                               ==========  ==========  ===========  ==========   ========     ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.......................................         34          29           --          --        --           --
 Redeemed.....................................         (6)         (3)          --          --        --           --
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         28          26           --          --        --           --
                                               ==========  ==========  ===========  ==========   ========     ========
UNIT ACTIVITY SERVICE SHARES
 Issued.......................................         --          --          109          44        --           --
 Redeemed.....................................         --          --          (48)         (4)       --           --
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         --          --           61          40        --           --
                                               ==========  ==========  ===========  ==========   ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        INVESCO V.I.
                                                  INVESCO V.I. GLOBAL       INVESCO V.I. HIGH          INTERNATIONAL
                                                   REAL ESTATE FUND           YIELD FUND (E)            GROWTH FUND
                                               ------------------------  -----------------------  -----------------------
                                                   2012         2011         2012        2011         2012        2011
                                               -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (147,881) $   305,590  $   397,542  $  (10,736) $    35,486  $  (24,984)
 Net realized gain (loss) on investments......     148,463      (82,669)     280,971      (9,770)     (14,570)      2,638
 Change in unrealized appreciation
   (depreciation) of investments..............   4,461,501   (1,181,739)     275,451      23,496    1,727,011    (473,546)
                                               -----------  -----------  -----------  ----------  -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   4,462,083     (958,818)     953,964       2,990    1,747,927    (495,892)
                                               -----------  -----------  -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,680,508    3,039,903    3,287,676     735,429    4,336,655   3,505,169
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  10,571,632    7,115,173    6,155,761   2,012,185    5,396,176   4,199,814
   Transfers for contract benefits and
    terminations..............................  (1,473,678)    (782,570)    (459,156)    (33,464)    (410,410)    (60,638)
   Contract maintenance charges...............     (11,819)      (4,141)      (3,301)       (325)     (14,367)     (5,474)
                                               -----------  -----------  -----------  ----------  -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  13,766,643    9,368,365    8,980,980   2,713,825    9,308,054   7,638,871
                                               -----------  -----------  -----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --        1,900           73         503           57          --
                                               -----------  -----------  -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  18,228,726    8,411,447    9,935,017   2,717,318   11,056,038   7,142,979
NET ASSETS -- BEGINNING OF PERIOD.............  12,045,915    3,634,468    2,717,318          --    8,406,647   1,263,668
                                               -----------  -----------  -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD................... $30,274,641  $12,045,915  $12,652,335  $2,717,318  $19,462,685  $8,406,647
                                               ===========  ===========  ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued.......................................         182          120          140          52          118          89
 Redeemed.....................................         (63)         (35)         (53)        (24)         (22)        (12)
                                               -----------  -----------  -----------  ----------  -----------  ----------
 Net Increase (Decrease)......................         119           85           87          28           96          77
                                               ===========  ===========  ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                INVESCO V.I. MID CAP   INVESCO V.I. SMALL CAP          IVY FUNDS
                                                  CORE EQUITY FUND           EQUITY FUND              VIP ENERGY
                                               ----------------------  ----------------------  ------------------------
                                                  2012        2011        2012        2011         2012         2011
                                               ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (111,710) $  (56,467) $  (54,923) $  (38,320) $  (246,487) $  (155,398)
 Net realized gain (loss) on investments......     22,478      73,751      33,741    (137,187)  (1,399,861)    (113,451)
 Change in unrealized appreciation
   (depreciation) of investments..............    788,581    (595,835)    509,778    (191,054)   1,566,061   (1,874,179)
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................    699,349    (578,551)    488,596    (366,561)     (80,287)  (2,143,028)
                                               ----------  ----------  ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  1,621,303   1,909,299     824,644     880,888    4,330,568    4,092,720
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  1,074,583   4,132,286    (118,408)  2,614,736    2,742,353   10,942,591
   Transfers for contract benefits and
    terminations..............................   (640,132)   (382,395)   (297,470)   (166,175)  (1,380,879)    (524,613)
   Contract maintenance charges...............     (5,725)     (2,906)     (2,743)     (1,292)     (11,933)      (5,330)
                                               ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,050,029   5,656,284     406,023   3,328,157    5,680,109   14,505,368
                                               ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         999          --         470           --          384
                                               ----------  ----------  ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  2,749,378   5,078,732     894,619   2,962,066    5,599,822   12,362,724
NET ASSETS -- BEGINNING OF PERIOD.............  7,017,104   1,938,372   3,749,665     787,599   16,122,343    3,759,619
                                               ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $9,766,482  $7,017,104  $4,644,284  $3,749,665  $21,722,165  $16,122,343
                                               ==========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.......................................         --          --          --          --          123          201
 Redeemed.....................................         --          --          --          --          (71)         (87)
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         --          --          --          --           52          114
                                               ==========  ==========  ==========  ==========  ===========  ===========
UNIT ACTIVITY SERIES II
 Issued.......................................         39          65          18          67           --           --
 Redeemed.....................................        (21)        (14)        (16)        (39)          --           --
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         18          51           2          28           --           --
                                               ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  IVY FUNDS VIP HIGH      IVY FUNDS VIP MID CAP     IVY FUNDS VIP SMALL
                                                        INCOME                  GROWTH (E)              CAP GROWTH
                                               ------------------------  -----------------------  ----------------------
                                                   2012         2011         2012        2011        2012        2011
                                               -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ 2,591,540  $ 1,123,834  $  (216,769) $  (18,174) $  (56,615) $  (11,227)
 Net realized gain (loss) on investments......     225,052     (231,815)   1,529,474     (63,768)    199,026    (152,768)
 Change in unrealized appreciation
   (depreciation) of investments..............   5,955,479     (456,502)     151,104      67,311    (172,860)    (99,753)
                                               -----------  -----------  -----------  ----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   8,772,071      435,517    1,463,809     (14,631)    (30,449)   (263,748)
                                               -----------  -----------  -----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  14,953,394    7,852,447    4,946,843     804,009   1,139,167     805,338
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  35,243,259   20,930,471   16,260,377   5,060,132   1,774,045   1,980,788
   Transfers for contract benefits and
    terminations..............................  (3,891,371)  (1,545,945)    (947,975)    (56,733)   (107,620)    (31,888)
   Contract maintenance charges...............     (30,061)      (8,244)      (7,066)       (451)     (3,101)     (1,104)
                                               -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  46,275,221   27,228,729   20,252,179   5,806,957   2,802,491   2,753,134
                                               -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         457        2,430        4,404          --          --          --
                                               -----------  -----------  -----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  55,047,749   27,666,676   21,720,392   5,792,326   2,772,042   2,489,386
NET ASSETS -- BEGINNING OF PERIOD.............  33,348,380    5,681,704    5,792,326          --   2,757,057     267,671
                                               -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $88,396,129  $33,348,380  $27,512,718  $5,792,326  $5,529,099  $2,757,057
                                               ===========  ===========  ===========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.......................................         498          353          259          71          50          45
 Redeemed.....................................        (116)        (105)         (50)         (7)        (22)        (15)
                                               -----------  -----------  -----------  ----------  ----------  ----------
 Net Increase (Decrease)......................         382          248          209          64          28          30
                                               ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                   LAZARD RETIREMENT
                                                   EMERGING MARKETS        MFS(R) INTERNATIONAL       MFS(R) INVESTORS
                                                   EQUITY PORTFOLIO           VALUE PORTFOLIO        GROWTH STOCK SERIES
                                               ------------------------  ------------------------  ----------------------
                                                   2012         2011         2012         2011        2012        2011
                                               -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   495,355  $   551,329  $   105,917  $     8,786  $  (44,473) $  (10,590)
 Net realized gain (loss) on investments......    (329,161)    (756,474)     171,021      125,112     339,525      16,973
 Change in unrealized appreciation
   (depreciation) of investments..............  11,761,140   (7,559,136)   5,864,928   (1,156,303)    236,991     (27,650)
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................  11,927,334   (7,764,281)   6,141,866   (1,022,405)    532,043     (21,267)
                                               -----------  -----------  -----------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  17,206,069   13,915,336   12,148,835    7,025,890   1,322,332     972,849
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  20,577,756   24,946,858   15,897,187   18,684,625   1,297,442   1,343,249
   Transfers for contract benefits and
    terminations..............................  (3,946,053)  (1,526,257)  (2,154,893)    (932,803)   (280,946)    (56,538)
   Contract maintenance charges...............     (51,141)     (18,599)     (35,266)     (13,023)     (3,176)       (822)
                                               -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  33,786,631   37,317,338   25,855,863   24,764,689   2,335,652   2,258,738
                                               -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --          168        4,040        2,000          --         489
                                               -----------  -----------  -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  45,713,965   29,553,225   32,001,769   23,744,284   2,867,695   2,237,960
NET ASSETS -- BEGINNING OF PERIOD.............  45,950,969   16,397,744   29,846,371    6,102,087   2,551,681     313,721
                                               -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $91,664,934  $45,950,969  $61,848,140  $29,846,371  $5,419,376  $2,551,681
                                               ===========  ===========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................          --           --          313          289          28          25
 Redeemed.....................................          --           --          (87)         (63)        (10)         (6)
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)......................          --           --          226          226          18          19
                                               ===========  ===========  ===========  ===========  ==========  ==========
UNIT ACTIVITY SERVICE SHARES
 Issued.......................................         491          474           --           --          --          --
 Redeemed.....................................        (163)        (119)          --           --          --          --
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)......................         328          355           --           --          --          --
                                               ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  MFS(R) INVESTORS        MFS(R) TECHNOLOGY         MFS(R) UTILITIES
                                                    TRUST SERIES              PORTFOLIO                  SERIES
                                               ----------------------  -----------------------  ------------------------
                                                  2012        2011         2012        2011         2012         2011
                                               ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (22,130) $  (11,799) $  (195,871) $  (76,111) $ 1,767,985  $   191,961
 Net realized gain (loss) on investments......    111,930      56,840      669,975      46,128      255,076       88,981
 Change in unrealized appreciation
   (depreciation) of investments..............    609,816    (180,498)     821,345    (189,026)   1,559,970       17,015
                                               ----------  ----------  -----------  ----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................    699,616    (135,457)   1,295,449    (219,009)   3,583,031      297,957
                                               ----------  ----------  -----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    913,000   1,262,778    3,150,132   1,817,533    7,328,209    3,211,562
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  1,425,684     651,437    5,332,127   6,707,120   11,757,394   15,248,077
   Transfers for contract benefits and
    terminations..............................   (189,917)   (135,925)    (865,131)   (652,846)  (1,691,164)    (482,570)
   Contract maintenance charges...............     (4,334)     (2,854)      (7,491)     (2,215)     (13,172)      (2,906)
                                               ----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,144,433   1,775,436    7,609,637   7,869,592   17,381,267   17,974,163
                                               ----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         66          33        1,521         498          (42)         541
                                               ----------  ----------  -----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  2,844,115   1,640,012    8,906,607   7,651,081   20,964,256   18,272,661
NET ASSETS -- BEGINNING OF PERIOD.............  3,388,026   1,748,014    9,624,505   1,973,424   20,340,479    2,067,818
                                               ----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $6,232,141  $3,388,026  $18,531,112  $9,624,505  $41,304,735  $20,340,479
                                               ==========  ==========  ===========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................         28          25          119         127          230          195
 Redeemed.....................................        (10)         (9)         (62)        (63)         (89)         (39)
                                               ----------  ----------  -----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         18          16           57          64          141          156
                                               ==========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       MULTIMANAGER                MULTIMANAGER
                                                    AGGRESSIVE EQUITY*              CORE BOND*
                                               ---------------------------  --------------------------
                                                   2012           2011          2012          2011
                                               ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (3,488,394) $  (5,433,835) $  1,101,870  $  1,495,640
 Net realized gain (loss) on investments......   (2,301,002)    (5,894,524)    7,591,554     5,649,207
 Change in unrealized appreciation
   (depreciation) of investments..............   73,343,611    (27,891,336)   (3,432,859)   (2,212,270)
                                               ------------  -------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   67,554,215    (39,219,695)    5,260,565     4,932,577
                                               ------------  -------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   15,027,084     18,244,271    15,443,303    10,802,336
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (26,975,309)   (30,747,145)   18,899,386     4,829,382
   Transfers for contract benefits and
    terminations..............................  (49,018,163)   (54,652,161)  (13,926,209)  (12,171,924)
   Contract maintenance charges...............     (542,767)      (589,041)      (88,650)      (78,067)
   Adjustments to net assets allocated to
    contracts in payout period................        6,062        218,103            --            --
                                               ------------  -------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (61,503,093)   (67,525,973)   20,327,830     3,381,727
                                               ------------  -------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....     (190,369)      (672,541)           --            --
                                               ------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    5,860,753   (107,418,209)   25,588,395     8,314,304
NET ASSETS -- BEGINNING OF PERIOD.............  519,431,468    626,849,677   120,054,754   111,740,450
                                               ------------  -------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $525,292,221  $ 519,431,468  $145,643,149  $120,054,754
                                               ============  =============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          453            545            --            --
 Redeemed.....................................       (1,144)        (1,305)           --            --
                                               ------------  -------------  ------------  ------------
 Net Increase (Decrease)......................         (691)          (760)           --            --
                                               ============  =============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................           21             31           354           285
 Redeemed.....................................          (56)           (95)         (213)         (259)
                                               ------------  -------------  ------------  ------------
 Net Increase (Decrease)......................          (35)           (64)          141            26
                                               ============  =============  ============  ============

                                                      MULTIMANAGER
                                                 INTERNATIONAL EQUITY*
                                               -------------------------
                                                   2012         2011
                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    64,940  $    207,024
 Net realized gain (loss) on investments......  (2,270,141)   (7,959,375)
 Change in unrealized appreciation
   (depreciation) of investments..............  10,243,045    (4,778,334)
                                               -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   8,037,844   (12,530,685)
                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   3,838,556     4,965,641
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (4,098,841)   (6,022,363)
   Transfers for contract benefits and
    terminations..............................  (5,210,469)   (6,951,591)
   Contract maintenance charges...............     (48,845)      (57,920)
   Adjustments to net assets allocated to
    contracts in payout period................          --            --
                                               -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (5,519,599)   (8,066,233)
                                               -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --            --
                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   2,518,245   (20,596,918)
NET ASSETS -- BEGINNING OF PERIOD.............  52,490,389    73,087,307
                                               -----------  ------------

NET ASSETS -- END OF PERIOD................... $55,008,634  $ 52,490,389
                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --            --
 Redeemed.....................................          --            --
                                               -----------  ------------
 Net Increase (Decrease)......................          --            --
                                               ===========  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          57            79
 Redeemed.....................................        (104)         (142)
                                               -----------  ------------
 Net Increase (Decrease)......................         (47)          (63)
                                               ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  MULTIMANAGER LARGE         MULTIMANAGER LARGE        MULTIMANAGER MID CAP
                                                   CAP CORE EQUITY*              CAP VALUE*                  GROWTH*
                                               ------------------------  -------------------------  -------------------------
                                                   2012         2011         2012         2011          2012         2011
                                               -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (91,234) $  (142,193) $   (41,683) $   (148,699) $  (835,072) $   (933,646)
 Net realized gain (loss) on investments......    (152,461)    (979,653)     (60,633)   (2,218,231)   1,271,611      (535,570)
 Change in unrealized appreciation
   (depreciation) of investments..............   1,812,989      (84,016)   6,509,135    (1,068,708)   7,954,264    (4,684,186)
                                               -----------  -----------  -----------  ------------  -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   1,569,294   (1,205,862)   6,406,819    (3,435,638)   8,390,803    (6,153,402)
                                               -----------  -----------  -----------  ------------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     584,393      794,421    3,163,236     4,511,534    3,471,945     4,096,192
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,146,630)    (645,992)  (4,477,644)   (5,206,177)  (5,200,480)   (5,636,353)
   Transfers for contract benefits and
    terminations..............................  (1,362,693)  (1,344,031)  (4,438,056)   (5,823,846)  (5,422,645)   (6,591,885)
   Contract maintenance charges...............     (11,129)     (12,268)     (48,149)      (50,128)     (56,436)      (61,988)
                                               -----------  -----------  -----------  ------------  -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (1,936,059)  (1,207,870)  (5,800,613)   (6,568,617)  (7,207,616)   (8,194,034)
                                               -----------  -----------  -----------  ------------  -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --        1,999            --           --            --
                                               -----------  -----------  -----------  ------------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (366,765)  (2,413,732)     608,205   (10,004,255)   1,183,187   (14,347,436)
NET ASSETS -- BEGINNING OF PERIOD.............  12,616,881   15,030,613   47,456,648    57,460,903   61,827,874    76,175,310
                                               -----------  -----------  -----------  ------------  -----------  ------------

NET ASSETS -- END OF PERIOD................... $12,250,116  $12,616,881  $48,064,853  $ 47,456,648  $63,011,061  $ 61,827,874
                                               ===========  ===========  ===========  ============  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          11           28           37            58           51            91
 Redeemed.....................................         (28)         (40)         (83)         (112)        (113)         (160)
                                               -----------  -----------  -----------  ------------  -----------  ------------
 Net Increase (Decrease)......................         (17)         (12)         (46)          (54)         (62)          (69)
                                               ===========  ===========  ===========  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  MULTIMANAGER MID CAP        MULTIMANAGER MULTI-         MULTIMANAGER SMALL
                                                         VALUE*                  SECTOR BOND*                CAP GROWTH*
                                               -------------------------  --------------------------  -------------------------
                                                   2012         2011          2012          2011          2012         2011
                                               -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (528,289) $   (861,445) $  1,211,251  $  3,258,963  $  (524,360) $   (606,671)
 Net realized gain (loss) on investments......   3,430,720       828,915    (3,857,061)   (7,293,340)   3,444,844       867,034
 Change in unrealized appreciation
   (depreciation) of investments..............   4,337,914    (9,970,029)    7,321,493     8,758,653      876,022    (8,288,175)
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   7,240,345   (10,002,559)    4,675,683     4,724,276    3,796,506    (8,027,812)
                                               -----------  ------------  ------------  ------------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   3,096,134     3,995,264     9,626,149     8,840,575    3,035,407     3,761,144
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (5,120,682)   (4,467,572)      156,127    (2,855,040)  (3,894,095)   (5,773,072)
   Transfers for contract benefits and
    terminations..............................  (5,369,795)   (6,483,753)  (13,422,265)  (14,246,903)  (3,458,287)   (3,612,351)
   Contract maintenance charges...............     (42,628)      (48,281)     (116,997)     (120,600)     (40,902)      (47,911)
   Adjustments to net assets allocated to
    contracts in payout period................          --            --         7,069           (51)          --            --
                                               -----------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (7,436,971)   (7,004,342)   (3,749,917)   (8,382,019)  (4,357,877)   (5,672,190)
                                               -----------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --            --        (7,069)           54     (162,859)           --
                                               -----------  ------------  ------------  ------------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (196,626)  (17,006,901)      918,697    (3,657,689)    (724,230)  (13,700,002)
NET ASSETS -- BEGINNING OF PERIOD.............  57,129,925    74,136,826   118,971,275   122,628,964   39,329,341    53,029,343
                                               -----------  ------------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF PERIOD................... $56,933,299  $ 57,129,925  $119,889,972  $118,971,275  $38,605,111  $ 39,329,341
                                               ===========  ============  ============  ============  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --            --            87            93           --            --
 Redeemed.....................................          --            --          (113)         (133)          --            --
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (Decrease)......................          --            --           (26)          (40)          --            --
                                               ===========  ============  ============  ============  ===========  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          49            83            81           101           47            83
 Redeemed.....................................        (103)         (130)          (70)         (117)         (85)         (128)
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (Decrease)......................         (54)          (47)           11           (16)         (38)          (45)
                                               ===========  ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 MULTIMANAGER SMALL CAP           MULTIMANAGER          OPPENHEIMER MAIN
                                                         VALUE*                    TECHNOLOGY*          STREET FUND(R)/VA
                                               --------------------------  --------------------------  ------------------
                                                   2012          2011          2012          2011        2012      2011
                                               ------------  ------------  ------------  ------------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (771,691) $ (1,499,920) $ (1,517,878) $ (1,568,439) $ (1,555) $   (839)
 Net realized gain (loss) on investments......     (486,313)   (6,985,670)   11,109,883    15,655,902     5,114     1,411
 Change in unrealized appreciation
   (depreciation) of investments..............   17,044,669    (3,750,544)    3,284,283   (20,998,243)   36,010        76
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (decrease) in net assets from
   operations.................................   15,786,665   (12,236,134)   12,876,288    (6,910,780)   39,569       648
                                               ------------  ------------  ------------  ------------  --------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    7,220,365     8,813,250     7,079,708     8,186,452   286,306   136,585
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (9,164,967)  (12,911,704)   (4,585,464)   (9,959,354)   12,797      (690)
   Transfers for contract benefits and
    terminations..............................   (9,075,254)  (10,581,620)   (9,689,190)   (9,474,797)   (4,587)   (1,597)
   Contract maintenance charges...............     (114,594)     (129,776)      (97,762)     (104,264)     (718)     (258)
                                               ------------  ------------  ------------  ------------  --------  --------

 Net increase (decrease) in net assets from
   contractowners transactions................  (11,134,450)  (14,809,850)   (7,292,708)  (11,351,963)  293,798   134,040
                                               ------------  ------------  ------------  ------------  --------  --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --         2,001            --        --       493
                                               ------------  ------------  ------------  ------------  --------  --------

INCREASE (DECREASE) IN NET ASSETS.............    4,652,215   (27,045,984)    5,585,581   (18,262,743)  333,367   135,181
NET ASSETS -- BEGINNING OF PERIOD.............  107,589,108   134,635,092   108,129,073   126,391,816   187,617    52,436
                                               ------------  ------------  ------------  ------------  --------  --------

NET ASSETS -- END OF PERIOD................... $112,241,323  $107,589,108  $113,714,654  $108,129,073  $520,984  $187,617
                                               ============  ============  ============  ============  ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................           58           101           264           299        --        --
 Redeemed.....................................         (125)         (188)         (323)         (396)       --        --
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (Decrease)......................          (67)          (87)          (59)          (97)       --        --
                                               ============  ============  ============  ============  ========  ========
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................           --            --            --            --         2         2
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (Decrease)......................           --            --            --            --         2         2
                                               ============  ============  ============  ============  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                   PIMCO VARIABLE
                                                   INSURANCE TRUST
                                               COMMODITYREALRETURN(R)         TARGET 2015               TARGET 2025
                                                 STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                                               ----------------------  ------------------------  ------------------------
                                                  2012        2011         2012         2011         2012         2011
                                               ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   37,362  $  173,497  $    15,078  $    61,859  $    56,750  $    54,386
 Net realized gain (loss) on investments......     27,914       7,547      898,736    1,385,535    1,728,800      566,951
 Change in unrealized appreciation
   (depreciation) of investments..............     12,335    (374,355)   1,054,067   (2,371,761)   1,647,156   (2,192,171)
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................     77,611    (193,311)   1,967,881     (924,367)   3,432,706   (1,570,834)
                                               ----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  1,695,187   1,393,746    2,344,836    3,147,529    4,920,997    5,726,176
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (26,366)    181,700   (1,205,162)     (16,336)     315,095     (770,150)
   Transfers for contract benefits and
    terminations..............................    (36,168)    (15,767)  (2,090,067)  (1,477,091)  (2,668,020)  (1,545,675)
   Contract maintenance charges...............     (3,507)     (1,290)     (16,259)     (15,892)     (40,610)     (39,114)
                                               ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  1,629,146   1,558,389     (966,652)   1,638,210    2,527,462    3,371,237
                                               ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --          (1)          --           --           --        5,000
                                               ----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  1,706,757   1,365,077    1,001,229      713,843    5,960,168    1,805,403
NET ASSETS -- BEGINNING OF PERIOD.............  1,926,354     561,277   21,218,373   20,504,530   28,990,745   27,185,342
                                               ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $3,633,111  $1,926,354  $22,219,602  $21,218,373  $34,950,913  $28,990,745
                                               ==========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.......................................         18          14           --           --           --           --
 Redeemed.....................................         (3)         (2)          --           --           --           --
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         15          12           --           --           --           --
                                               ==========  ==========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................         --          --           41           71           80           89
 Redeemed.....................................         --          --          (50)         (56)         (53)         (55)
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         --          --           (9)          15           27           34
                                               ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      TARGET 2035               TARGET 2045            TEMPLETON GLOBAL
                                                      ALLOCATION*               ALLOCATION*          BOND SECURITIES FUND
                                               ------------------------  ------------------------  -----------------------
                                                   2012         2011         2012         2011         2012        2011
                                               -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    63,625  $    39,864  $    59,276  $    11,253  $   518,045  $  178,398
 Net realized gain (loss) on investments......   1,500,212      141,811      981,395      556,773      (13,911)     44,616
 Change in unrealized appreciation
   (depreciation) of investments..............   1,657,887   (1,629,309)   1,392,928   (1,738,780)     845,379    (432,475)
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   3,221,724   (1,447,634)   2,433,599   (1,170,754)   1,349,513    (209,461)
                                               -----------  -----------  -----------  -----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   5,128,691    5,424,107    4,180,394    4,303,496    6,693,387   4,372,755
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................     138,295     (378,722)     181,920     (230,129)   1,136,396     452,304
   Transfers for contract benefits and
    terminations..............................  (1,477,997)  (1,168,672)  (1,063,167)  (1,043,129)    (119,874)    (41,315)
   Contract maintenance charges...............     (63,261)     (60,106)     (58,470)     (54,476)     (15,445)     (6,546)
                                               -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................   3,725,728    3,816,607    3,240,677    2,975,762    7,694,464   4,777,198
                                               -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --           --           --           --         500
                                               -----------  -----------  -----------  -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............   6,947,452    2,368,973    5,674,276    1,805,008    9,043,977   4,568,237
NET ASSETS -- BEGINNING OF PERIOD.............  23,889,538   21,520,565   16,081,826   14,276,818    6,602,887   2,034,650
                                               -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF PERIOD................... $30,836,990  $23,889,538  $21,756,102  $16,081,826  $15,646,864  $6,602,887
                                               ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          73           73           58           59           --          --
 Redeemed.....................................         (36)         (34)         (24)         (27)          --          --
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)......................          37           39           34           32           --          --
                                               ===========  ===========  ===========  ===========  ===========  ==========
UNIT ACTIVITY CLASS 2
 Issued.......................................          --           --           --           --           78          51
 Redeemed.....................................          --           --           --           --           (8)         (5)
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)......................          --           --           --           --           70          46
                                               ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  VAN ECK VIP GLOBAL
                                                 HARD ASSETS FUND (E)
                                               -----------------------
                                                   2012        2011
                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (56,335) $  (26,188)
 Net realized gain (loss) on investments......      42,514    (164,006)
 Change in unrealized appreciation
   (depreciation) of investments..............      84,178    (464,005)
                                               -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................      70,357    (654,199)
                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,788,671   1,146,487
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   5,561,675   5,888,245
   Transfers for contract benefits and
    terminations..............................    (818,326)    (65,624)
   Contract maintenance charges...............      (5,375)       (772)
                                               -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................   7,526,645   6,968,336
                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............   7,597,002   6,314,137
NET ASSETS -- BEGINNING OF PERIOD.............   6,314,137          --
                                               -----------  ----------

NET ASSETS -- END OF PERIOD................... $13,911,139  $6,314,137
                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued.......................................         138          94
 Redeemed.....................................         (50)        (18)
                                               -----------  ----------
 Net Increase (Decrease)......................          88          76
                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(b)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(c)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(d)Units were made available on May 2, 2011.
(e)Units were made available on May 20, 2011.
(f)Units were made available on June 8, 2012.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund/(1)/
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Growth-Alt 20/(2)/
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond/(3)/
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as Invesco V.I. Dividend Growth Fund.
  (2)Formerly known as All Asset Allocation.
  (3)Formerly known as EQ/Intermediate Government Bond Index.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                         PURCHASES     SALES
                                        ----------- -----------
All Asset Growth-Alt 20................ $17,072,040 $ 5,728,927
American Century VP Mid Cap Value Fund.   2,222,372     342,610
AXA Aggressive Allocation..............  88,827,282  69,731,789
AXA Balanced Strategy..................  18,459,405   3,744,885
AXA Conservative Allocation............  37,014,179  31,568,772

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                           PURCHASES      SALES
                                                          ------------ ------------
AXA Conservative Growth Strategy......................... $  4,921,527 $  1,532,723
AXA Conservative Strategy................................    1,997,875      773,669
AXA Conservative-Plus Allocation.........................   46,297,676   34,320,949
AXA Growth Strategy......................................      314,227      352,403
AXA Moderate Allocation..................................  152,490,524  196,534,710
AXA Moderate Growth Strategy.............................    2,944,173      398,745
AXA Moderate-Plus Allocation.............................  155,093,462  144,226,607
AXA Tactical Manager 400.................................    1,737,600    1,455,632
AXA Tactical Manager 500.................................    5,098,632    3,744,790
AXA Tactical Manager 2000................................    1,947,880    1,570,061
AXA Tactical Manager International.......................    1,991,851    1,220,438
EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio.    1,613,887      218,780
EQ/AllianceBernstein Small Cap Growth....................   55,998,649   67,838,323
EQ/AXA Franklin Small Cap Value Core.....................    4,318,114    5,156,640
EQ/BlackRock Basic Value Equity..........................   85,532,921   79,469,463
EQ/Boston Advisors Equity Income.........................   20,676,502   13,404,926
EQ/Calvert Socially Responsible..........................    4,598,398    4,995,949
EQ/Capital Guardian Research.............................   16,907,643   30,551,558
EQ/Common Stock Index....................................   65,532,826  277,855,145
EQ/Core Bond Index.......................................   24,593,978   28,533,490
EQ/Davis New York Venture................................    5,582,449    7,202,490
EQ/Equity 500 Index......................................  135,455,164  167,463,071
EQ/Equity Growth PLUS....................................   31,814,527   64,151,114
EQ/Franklin Core Balanced................................   14,035,187   17,635,651
EQ/Franklin Templeton Allocation.........................   10,287,220   10,878,753
EQ/GAMCO Mergers and Acquisitions........................    4,463,722    5,390,666
EQ/GAMCO Small Company Value.............................  117,418,231   79,251,913
EQ/Global Bond PLUS......................................   25,478,816   21,308,005
EQ/Global Multi-Sector Equity............................   57,805,242   83,553,284
EQ/Intermediate Government Bond..........................   11,954,033   20,694,618
EQ/International Core PLUS...............................   22,709,646   32,451,099
EQ/International Equity Index............................   54,699,755   85,925,824
EQ/International Value PLUS..............................   30,527,916   46,138,796
EQ/JPMorgan Value Opportunities..........................    8,927,139   13,014,951
EQ/Large Cap Core PLUS...................................    3,310,405    4,374,585
EQ/Large Cap Growth Index................................   23,763,376   26,677,785
EQ/Large Cap Growth PLUS.................................   20,271,686   43,993,552
EQ/Large Cap Value Index.................................    8,927,177    9,329,002
EQ/Large Cap Value PLUS..................................   60,340,385  135,317,206
EQ/Lord Abbett Large Cap Core............................    7,017,380   12,904,332
EQ/MFS International Growth..............................   23,108,682   17,823,665
EQ/Mid Cap Index.........................................   45,771,135   59,485,651
EQ/Mid Cap Value PLUS....................................   38,165,803   78,226,446
EQ/Money Market..........................................   78,382,880   88,779,723
EQ/Montag & Caldwell Growth..............................    7,716,119   10,505,546
EQ/Morgan Stanley Mid Cap Growth.........................   72,483,400   56,141,665
EQ/Mutual Large Cap Equity...............................    3,045,213    5,949,791
EQ/Oppenheimer Global....................................   17,506,544   14,832,742
EQ/PIMCO Ultra Short Bond................................   24,831,319   34,784,509
EQ/Quality Bond PLUS.....................................   15,033,006   29,735,468
EQ/Small Company Index...................................   43,364,820   41,234,064
EQ/T. Rowe Price Growth Stock............................   63,834,901   38,019,479
EQ/Templeton Global Equity...............................    7,199,529    6,942,399
EQ/UBS Growth & Income...................................    4,762,536    6,818,437

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
EQ/Van Kampen Comstock................................................... $ 5,366,237 $ 5,434,899
EQ/Wells Fargo Omega Growth..............................................  51,918,423  32,725,722
Fidelity(R) VIP Contrafund(R) Portfolio..................................  67,253,445  19,051,915
Fidelity(R) VIP Equity-Income Portfolio..................................   1,348,682     121,045
Fidelity(R) VIP Mid Cap Portfolio........................................   4,283,448     766,728
Goldman Sachs VIT Mid Cap Value Fund.....................................  10,725,528   4,641,705
Invesco V.I. Diversified Dividend Fund...................................     603,436      69,596
Invesco V.I. Global Real Estate Fund.....................................  21,246,655   7,627,893
Invesco V.I. High Yield Fund.............................................  14,944,453   5,565,931
Invesco V.I. International Growth Fund...................................  11,697,422   2,353,883
Invesco V.I. Mid Cap Core Equity Fund....................................   4,377,569   2,360,055
Invesco V.I. Small Cap Equity Fund.......................................   2,339,532   1,988,432
Ivy Funds VIP Energy.....................................................  13,733,437   8,299,815
Ivy Funds VIP High Income................................................  63,787,456  14,920,696
Ivy Funds VIP Mid Cap Growth.............................................  26,585,712   5,076,926
Ivy Funds VIP Small Cap Growth...........................................   4,777,799   1,932,190
Lazard Retirement Emerging Markets Equity Portfolio......................  52,839,385  17,544,787
MFS(R) International Value Portfolio.....................................  36,510,370  10,547,090
MFS(R) Investors Growth Stock Series.....................................   3,882,186   1,357,028
MFS(R) Investors Trust Series............................................   3,358,516   1,236,215
MFS(R) Technology Portfolio..............................................  15,691,358   8,277,089
MFS(R) Utilities Series..................................................  30,399,433  11,250,180
Multimanager Aggressive Equity...........................................  17,679,469  82,866,186
Multimanager Core Bond...................................................  60,711,337  32,712,878
Multimanager International Equity........................................   7,162,142  12,616,801
Multimanager Large Cap Core Equity.......................................   1,264,178   3,291,471
Multimanager Large Cap Value.............................................   5,166,383  11,006,680
Multimanager Mid Cap Growth..............................................   6,184,498  14,227,186
Multimanager Mid Cap Value...............................................   7,029,818  14,995,078
Multimanager Multi-Sector Bond...........................................  25,429,932  27,975,667
Multimanager Small Cap Growth............................................   5,459,100  10,339,336
Multimanager Small Cap Value.............................................  10,445,509  22,351,650
Multimanager Technology..................................................  32,749,097  41,557,682
Oppenheimer Main Street Fund(R)/VA.......................................     351,214      58,971
PIMCO Variable Insurance Trust Commodityrealreturn(R) Strategy Portfolio.   2,281,390     498,645
Target 2015 Allocation...................................................   4,936,246   5,462,476
Target 2025 Allocation...................................................   8,872,533   5,869,419
Target 2035 Allocation...................................................   8,159,828   3,915,504
Target 2045 Allocation...................................................   6,192,115   2,577,479
Templeton Global Bond Securities Fund....................................   9,193,759     965,052
Van Eck VIP Global Hard Assets Fund......................................  12,548,765   4,398,235

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions (Concluded)

   are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

6. Reorganizations

   In 2012, there were no reorganizations within the Variable Investment Options of the Account.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Diversified Dividend Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Diversified Dividend Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations (Concluded)


-------------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
-------------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
-------------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.40% All Funds..............................     0.40%            --          --     0.40%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)


   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                                    UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ------------------- ----------------- -------------- ---------
ALL ASSET GROWTH-ALT 20
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B (l)     $128.21            --                   --             --        11.43%
      Highest contract charge 1.45% Class B (l)    $124.20            --                   --             --        10.36%
      All contract charges                              --           309              $38,706           1.74%          --
2011  Lowest contract charge 0.50% Class B (l)     $115.06            --                   --             --        (3.97)%
      Highest contract charge 1.45% Class B (l)    $112.54            --                   --             --        (4.89)%
      All contract charges                              --           223              $25,298           1.97%          --
2010  Lowest contract charge 0.50% Class B (l)     $119.82            --                   --             --        14.41%
      Highest contract charge 1.45% Class B (l)    $118.33            --                   --             --        13.31%
      All contract charges                              --           101              $11,926           2.90%          --
2009  Lowest contract charge 0.50% Class B (l)     $104.73            --                   --             --         2.75%
      Highest contract charge 1.45% Class B (l)    $104.43            --                   --             --         2.47%
      All contract charges                              --            20              $ 2,043           4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Class II (n)    $121.35            --                   --             --        15.65%
      Highest contract charge 1.20% Class II (n)   $119.06            --                   --             --        14.83%
      All contract charges                              --            31              $ 3,763           2.00%          --
2011  Lowest contract charge 0.70% Class II (n)    $104.57            --                   --             --        (1.53)%
      Highest contract charge 1.20% Class II (n)   $103.68            --                   --             --        (2.03)%
      All contract charges                              --            16              $ 1,668           1.44%          --

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                                    UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ------------------- ----------------- -------------- ---------
AMERICAN CENTURY VP MID CAP VALUE (CONTINUED)
2010  Lowest contract charge 0.90% Class II (n)    $106.06             --                  --             --         6.01%
      Highest contract charge 1.20% Class II (n)   $105.83             --                  --             --         5.79%
      All contract charges                              --              4            $    472           2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B         $146.13             --                  --             --        13.60%
      Highest contract charge 1.45% Class B        $133.71             --                  --             --        12.51%
      All contract charges                              --          3,104            $418,515           0.89%          --
2011  Lowest contract charge 0.50% Class B         $128.63             --                  --             --        (7.96)%
      Highest contract charge 1.45% Class B        $118.84             --                  --             --        (8.84)%
      All contract charges                              --          2,983            $357,014           1.34%          --
2010  Lowest contract charge 0.50% Class B         $139.76             --                  --             --        12.51%
      Highest contract charge 1.45% Class B        $130.37             --                  --             --        11.44%
      All contract charges                              --          2,731            $357,010           1.71%          --
2009  Lowest contract charge 0.50% Class B         $124.22             --                  --             --        26.65%
      Highest contract charge 1.45% Class B        $116.99             --                  --             --        25.44%
      All contract charges                              --          2,255            $264,074           1.16%          --
2008  Lowest contract charge 0.50% Class B         $ 98.08             --                  --             --       (39.50)%
      Highest contract charge 1.45% Class B        $ 93.26             --                  --             --       (40.08)%
      All contract charges                              --          1,573            $146,691           1.79%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)     $116.35             --                  --             --         7.33%
      Highest contract charge 1.25% Class A (m)    $115.77             --                  --             --         7.17%
      All contract charges                              --              2            $    245           0.89%          --
2011  Lowest contract charge 1.10% Class A (m)     $108.40             --                  --             --        (3.22)%
      Highest contract charge 1.25% Class A (m)    $108.02             --                  --             --        (3.37)%
      All contract charges                              --              5            $    544           1.36%          --
2010  Lowest contract charge 1.10% Class A (m)     $112.01             --                  --             --         9.12%
      Highest contract charge 1.25% Class A (m)    $111.79             --                  --             --         8.96%
      All contract charges                              --              3            $    350           1.92%          --
2009  Lowest contract charge 1.10% Class A (m)     $102.65             --                  --             --         1.93%
      Highest contract charge 1.25% Class A (m)    $102.60             --                  --             --         1.89%
      All contract charges                              --              4            $    394           2.34%          --
AXA BALANCED STRATEGY
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B (v)     $103.82             --                  --             --         5.32%
      Highest contract charge 1.30% Class B (k)    $123.78             --                  --             --         7.12%
      All contract charges                              --            421            $ 51,523           0.89%          --
2011  Lowest contract charge 1.25% Class B (k)     $115.70             --                  --             --        (3.61)%
      Highest contract charge 1.30% Class B (k)    $115.55             --                  --             --        (3.66)%
      All contract charges                              --            290            $ 33,585           1.36%          --
2010  Lowest contract charge 1.25% Class B (k)     $120.03             --                  --             --         8.68%
      Highest contract charge 1.30% Class B (k)    $119.94             --                  --             --         8.62%
      All contract charges                              --            176            $ 21,202           1.92%          --
2009  Lowest contract charge 1.25% Class B (k)     $110.45             --                  --             --        12.64%
      Highest contract charge 1.30% Class B (k)    $110.42             --                  --             --        12.60%
      All contract charges                              --             51            $  5,642           2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B         $133.63             --                  --             --         4.06%
      Highest contract charge 1.45% Class B        $122.28             --                  --             --         3.06%
      All contract charges                              --          1,025            $124,090           0.85%          --

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $128.42             --                  --             --         1.39%
      Highest contract charge 1.45% Class B       $118.65             --                  --             --         0.42%
      All contract charges                             --            988            $116,023           1.76%          --
2010  Lowest contract charge 0.50% Class B        $126.66             --                  --             --         6.73%
      Highest contract charge 1.45% Class B       $118.15             --                  --             --         5.71%
      All contract charges                             --            878            $103,215           2.41%          --
2009  Lowest contract charge 0.50% Class B        $118.67             --                  --             --         9.27%
      Highest contract charge 1.45% Class B       $111.77             --                  --             --         8.24%
      All contract charges                             --            701            $ 78,154           2.54%          --
2008  Lowest contract charge 0.50% Class B        $108.60             --                  --             --       (11.46)%
      Highest contract charge 1.45% Class B       $103.26             --                  --             --       (12.31)%
      All contract charges                             --            539            $ 55,833           4.85%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B (v)    $103.19             --                  --             --         4.35%
      Highest contract charge 1.30% Class B (k)   $121.18             --                  --             --         5.81%
      All contract charges                             --             81            $  9,766           0.92%          --
2011  Lowest contract charge 1.25% Class B (k)    $114.67             --                  --             --        (2.62)%
      Highest contract charge 1.30% Class B (k)   $114.53             --                  --             --        (2.67)%
      All contract charges                             --             52            $  5,951           1.39%          --
2010  Lowest contract charge 1.25% Class B (k)    $117.76             --                  --             --         7.76%
      Highest contract charge 1.30% Class B (k)   $117.67             --                  --             --         7.74%
      All contract charges                             --             31            $  3,722           1.71%          --
2009  Lowest contract charge 1.25% Class B (k)    $109.28             --                  --             --        10.60%
      Highest contract charge 1.30% Class B (k)   $109.22             --                  --             --        10.58%
      All contract charges                             --             10            $  1,140           1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.90% to 1.30%*
2012  Lowest contract charge 0.90% Class B (v)    $101.61             --                  --             --         2.14%
      Highest contract charge 1.30% Class B (k)   $101.32             --                  --             --         3.13%
      All contract charges                             --             37            $  4,099           1.00%          --
2011  Lowest contract charge 1.25% Class B (k)    $111.12             --                  --             --        (0.54)%
      Highest contract charge 1.30% Class B (k)   $110.98             --                  --             --        (0.59)%
      All contract charges                             --             25            $  2,768           1.90%          --
2010  Lowest contract charge 1.25% Class B (k)    $111.72             --                  --             --         5.94%
      Highest contract charge 1.30% Class B (k)   $111.64             --                  --             --         5.89%
      All contract charges                             --             13            $  1,475           2.37%          --
2009  Lowest contract charge 1.25% Class B (k)    $105.46             --                  --             --         5.67%
      Highest contract charge 1.30% Class B (k)   $105.43             --                  --             --         5.64%
      All contract charges                             --              3            $    275           2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $136.50             --                  --             --         6.83%
      Highest contract charge 1.45% Class B       $124.91             --                  --             --         5.81%
      All contract charges                             --          1,444            $180,296           0.84%          --
2011  Lowest contract charge 0.50% Class B        $127.77             --                  --             --        (1.21)%
      Highest contract charge 1.45% Class B       $118.05             --                  --             --        (2.15)%
      All contract charges                             --          1,358            $160,091           1.58%          --
2010  Lowest contract charge 0.50% Class B        $129.33             --                  --             --         8.52%
      Highest contract charge 1.45% Class B       $120.64             --                  --             --         7.49%
      All contract charges                             --          1,244            $149,815           2.16%          --
2009  Lowest contract charge 0.50% Class B        $119.17             --                  --             --        13.85%
      Highest contract charge 1.45% Class B       $112.23             --                  --             --        12.76%
      All contract charges                             --          1,056            $118,182           2.15%          --

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $104.67             --                   --            --       (19.83)%
      Highest contract charge 1.45% Class B       $ 99.53             --                   --            --       (20.59)%
      All contract charges                             --            800           $   79,752          3.64%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)    $119.81             --                   --            --         9.99%
      Highest contract charge 1.25% Class A (m)   $119.21             --                   --            --         9.82%
      All contract charges                             --             11           $    1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A (m)    $108.93             --                   --            --        (5.21)%
      Highest contract charge 1.25% Class A (m)   $108.55             --                   --            --        (5.35)%
      All contract charges                             --             11           $    1,177          1.19%          --
2010  Lowest contract charge 1.10% Class A (m)    $114.92             --                   --            --        10.72%
      Highest contract charge 1.25% Class A (m)   $114.69             --                   --            --        10.56%
      All contract charges                             --             13           $    1,535          1.56%          --
2009  Lowest contract charge 1.10% Class A (m)    $103.79             --                   --            --         2.87%
      Highest contract charge 1.25% Class A (m)   $103.74             --                   --            --         2.84%
      All contract charges                             --             14           $    1,474          1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A        $111.06             --                   --            --         8.26%
      Highest contract charge 1.45% Class A       $139.83             --                   --            --         7.22%
      All contract charges                             --         16,009           $1,275,105          0.78%          --
2011  Lowest contract charge 0.50% Class A        $102.59             --                   --            --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                   --            --        (3.56)%
      All contract charges                             --         17,152           $1,263,112          1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                   --            --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                   --            --         8.59%
      All contract charges                             --         18,275           $1,387,456          2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                   --            --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                   --            --        15.60%
      All contract charges                             --         18,864           $1,310,255          1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                   --            --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                   --            --       (25.38)%
      All contract charges                             --         19,014           $1,142,587          3.70%          --
AXA MODERATE ALLOCATION
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)    $102.42             --                   --            --         2.26%
      Highest contract charge 1.30% Class B       $104.38             --                   --            --         7.40%
      All contract charges                             --          2,366           $  307,939          0.78%          --
2011  Lowest contract charge 0.50% Class B        $118.42             --                   --            --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                   --            --        (3.65)%
      All contract charges                             --          2,171           $  261,855          1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                   --            --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                   --            --         8.50%
      All contract charges                             --          1,923           $  240,775          2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                   --            --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                   --            --        15.51%
      All contract charges                             --          1,585           $  183,180          1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                   --            --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                   --            --       (25.44)%
      All contract charges                             --          1,338           $  136,760          3.70%          --

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B (v)    $104.44             --                  --             --         6.29%
      Highest contract charge 1.45% Class B (v)   $103.79             --                  --             --         5.70%
      All contract charges                             --             24            $  2,581           1.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $147.66             --                  --             --        10.96%
      Highest contract charge 1.45% Class B       $135.12             --                  --             --         9.91%
      All contract charges                             --          6,573            $890,720           0.81%          --
2011  Lowest contract charge 0.50% Class B        $133.07             --                  --             --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                  --             --        (6.34)%
      All contract charges                             --          6,568            $807,708           1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                  --             --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                  --             --         9.94%
      All contract charges                             --          6,277            $822,427           1.82%          --
2009  Lowest contract charge 0.50% Class B        $126.77             --                  --             --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --                  --             --        20.18%
      All contract charges                             --          5,622            $668,768           1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --                  --             --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --                  --             --       (32.77)%
      All contract charges                             --          4,565            $452,172           2.45%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.40% to 1.34%*
2012  Lowest contract charge 0.40% Class B (w)    $104.96             --                  --             --         4.46%
      Highest contract charge 1.34% Class B (n)   $124.57             --                  --             --        14.91%
      All contract charges                             --             28            $  3,273           0.23%          --
2011  Lowest contract charge 0.70% Class B (n)    $109.35             --                  --             --        (8.86)%
      Highest contract charge 1.34% Class B (n)   $108.41             --                  --             --        (9.45)%
      All contract charges                             --             25            $  2,592           0.05%          --
2010  Lowest contract charge 0.70% Class B (n)    $119.98             --                  --             --        14.37%
      Highest contract charge 1.34% Class B (n)   $119.72             --                  --             --        14.17%
      All contract charges                             --              8            $    954           0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $125.95             --                  --             --        14.01%
      Highest contract charge 1.34% Class B (n)   $124.07             --                  --             --        13.27%
      All contract charges                             --             47            $  5,612           0.66%          --
2011  Lowest contract charge 0.70% Class B (n)    $110.47             --                  --             --        (4.42)%
      Highest contract charge 1.34% Class B (n)   $109.53             --                  --             --        (5.03)%
      All contract charges                             --             35            $  3,721           0.64%          --
2010  Lowest contract charge 0.70% Class B (n)    $115.58             --                  --             --        10.26%
      Highest contract charge 1.34% Class B (n)   $115.33             --                  --             --        10.06%
      All contract charges                             --             10            $  1,215           0.69%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $126.30             --                  --             --        14.64%
      Highest contract charge 1.34% Class B (n)   $124.41             --                  --             --        13.90%
      All contract charges                             --             16            $  1,867           0.34%          --
2011  Lowest contract charge 0.70% Class B (n)    $110.17             --                  --             --       (11.18)%
      Highest contract charge 1.34% Class B (n)   $109.23             --                  --             --       (11.75)%
      All contract charges                             --             12            $  1,291           0.03%          --
2010  Lowest contract charge 0.70% Class B (n)    $124.04             --                  --             --        17.16%
      Highest contract charge 1.34% Class B (n)   $123.77             --                  --             --        16.95%
      All contract charges                             --              3            $    416           0.08%          --

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $107.84             --                  --             --        15.77%
      Highest contract charge 1.34% Class B (n)   $106.23             --                  --             --        15.03%
      All contract charges                             --             42            $  4,447           0.66%          --
2011  Lowest contract charge 0.70% Class B (n)    $ 93.15             --                  --             --       (16.64)%
      Highest contract charge 1.34% Class B (n)   $ 92.35             --                  --             --       (17.17)%
      All contract charges                             --             34            $  3,102           2.30%          --
2010  Lowest contract charge 0.70% Class B (n)    $111.74             --                  --             --         6.88%
      Highest contract charge 1.34% Class B (n)   $111.50             --                  --             --         6.68%
      All contract charges                             --              5            $    638           1.76%          --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (v)    $103.63             --                  --             --         6.00%
      Highest contract charge 1.34% Class B (v)   $103.20             --                  --             --         5.62%
      All contract charges                             --             13            $  1,420           0.72%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A        $136.80             --                  --             --        15.01%
      Highest contract charge 1.45% Class A       $168.20             --                  --             --        13.91%
      All contract charges                             --          1,112            $259,067           0.21%          --
2011  Lowest contract charge 0.50% Class A        $118.95             --                  --             --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --                  --             --        (1.84)%
      All contract charges                             --          1,220            $249,306           0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --                  --             --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --                  --             --        31.64%
      All contract charges                             --          1,331            $276,722           0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --                  --             --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --                  --             --        34.04%
      All contract charges                             --          1,403            $221,353           0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --                  --             --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --                  --             --       (45.32)%
      All contract charges                             --          1,444            $169,875           0.01%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B        $130.85             --                  --             --        15.00%
      Highest contract charge 1.30% Class B       $128.59             --                  --             --        14.10%
      All contract charges                             --            248            $ 42,946           0.21%          --
2011  Lowest contract charge 0.50% Class B        $113.78             --                  --             --        (1.14)%
      Highest contract charge 1.30% Class B       $112.70             --                  --             --        (1.92)%
      All contract charges                             --            255            $ 39,148           0.00%          --
2010  Lowest contract charge 0.50% Class B        $115.09             --                  --             --        32.58%
      Highest contract charge 1.30% Class B       $114.91             --                  --             --        31.54%
      All contract charges                             --            280            $ 44,323           0.05%          --
2009  Lowest contract charge 0.50% Class B        $ 86.81             --                  --             --        35.01%
      Highest contract charge 1.30% Class B       $ 87.36             --                  --             --        33.93%
      All contract charges                             --            301            $ 36,400           0.15%          --
2008  Lowest contract charge 0.50% Class B        $ 64.30             --                  --             --       (44.93)%
      Highest contract charge 1.30% Class B       $ 65.23             --                  --             --       (45.37)%
      All contract charges                             --            318            $ 29,108           0.01%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $107.84             --                  --             --        16.24%
      Highest contract charge 1.45% Class B       $101.50             --                  --             --        15.13%
      All contract charges                             --            148            $ 15,132           0.72%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 92.77             --                  --             --       (10.03)%
      Highest contract charge 1.45% Class B      $ 88.16             --                  --             --       (10.89)%
      All contract charges                            --            156            $ 13,851           0.14%          --
2010  Lowest contract charge 0.50% Class B       $103.11             --                  --             --        23.65%
      Highest contract charge 1.45% Class B      $ 98.93             --                  --             --        22.47%
      All contract charges                            --            156            $ 15,611           0.19%          --
2009  Lowest contract charge 0.50% Class B       $ 83.39             --                  --             --        27.59%
      Highest contract charge 1.45% Class B      $ 80.78             --                  --             --        26.36%
      All contract charges                            --            144            $ 11,627           1.05%          --
2008  Lowest contract charge 0.50% Class B       $ 65.36             --                  --             --       (33.74)%
      Highest contract charge 1.45% Class B      $ 63.93             --                  --             --       (34.37)%
      All contract charges                            --            118            $  7,589           1.02%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $157.69             --                  --             --        13.06%
      Highest contract charge 1.45% Class B      $174.05             --                  --             --        11.99%
      All contract charges                            --          2,239            $456,812           1.59%          --
2011  Lowest contract charge 0.50% Class B       $139.47             --                  --             --        (3.59)%
      Highest contract charge 1.45% Class B      $155.42             --                  --             --        (4.51)%
      All contract charges                            --          2,193            $402,728           1.27%          --
2010  Lowest contract charge 0.50% Class B       $144.66             --                  --             --        11.72%
      Highest contract charge 1.45% Class B      $162.76             --                  --             --        10.66%
      All contract charges                            --          2,041            $397,717           1.33%          --
2009  Lowest contract charge 0.50% Class B       $129.48             --                  --             --        29.64%
      Highest contract charge 1.45% Class B      $147.09             --                  --             --        28.40%
      All contract charges                            --          1,845            $328,742           2.77%          --
2008  Lowest contract charge 0.50% Class B       $ 99.88             --                  --             --       (36.88)%
      Highest contract charge 1.45% Class B      $114.56             --                  --             --       (37.48)%
      All contract charges                            --          1,678            $235,310           1.69%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $134.67             --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $124.45             --                  --             --        16.02%
      All contract charges                            --            564            $ 70,741           2.09%          --
2011  Lowest contract charge 0.50% Class B       $114.96             --                  --             --        (0.90)%
      Highest contract charge 1.45% Class B      $107.27             --                  --             --        (1.84)%
      All contract charges                            --            516            $ 55,550           1.86%          --
2010  Lowest contract charge 0.50% Class B       $116.00             --                  --             --        15.13%
      Highest contract charge 1.45% Class B      $109.28             --                  --             --        14.03%
      All contract charges                            --            528            $ 57,712           2.42%          --
2009  Lowest contract charge 0.50% Class B       $100.76             --                  --             --        10.99%
      Highest contract charge 1.45% Class B      $ 95.83             --                  --             --         9.92%
      All contract charges                            --            524            $ 50,322           2.62%          --
2008  Lowest contract charge 0.50% Class B       $ 90.78             --                  --             --       (32.64)%
      Highest contract charge 1.45% Class B      $ 87.18             --                  --             --       (33.28)%
      All contract charges                            --            487            $ 42,542           2.38%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.42             --                  --             --         1.04%
      Highest contract charge 1.45% Class B      $112.76             --                  --             --        15.05%
      All contract charges                            --            301            $ 26,789           1.00%          --
2011  Lowest contract charge 0.50% Class B       $ 75.24             --                  --             --        (0.24)%
      Highest contract charge 1.35% Class B      $ 76.58             --                  --             --        (1.07)%
      All contract charges                            --            304            $ 23,549           0.38%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $ 75.42             --                   --            --        11.96%
      Highest contract charge 1.45% Class B      $ 99.18             --                   --            --        10.89%
      All contract charges                            --            283           $   22,061          0.05%          --
2009  Lowest contract charge 0.50% Class B       $ 67.36             --                   --            --        30.24%
      Highest contract charge 1.45% Class B      $ 89.44             --                   --            --        28.99%
      All contract charges                            --            267           $   18,810          0.26%          --
2008  Lowest contract charge 0.50% Class B       $ 51.72             --                   --            --       (45.50)%
      Highest contract charge 1.45% Class B      $ 69.34             --                   --            --       (46.02)%
      All contract charges                            --            235           $   12,828          0.29%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B       $150.90             --                   --            --        16.59%
      Highest contract charge 1.45% Class B      $136.36             --                   --            --        15.71%
      All contract charges                            --          1,220              166,755          0.91%          --
2011  Lowest contract charge 0.70% Class B       $129.43             --                   --            --         3.27%
      Highest contract charge 1.45% Class B      $117.85             --                   --            --         2.50%
      All contract charges                            --          1,313           $  155,656          0.71%          --
2010  Lowest contract charge 0.50% Class B       $114.78             --                   --            --        15.22%
      Highest contract charge 1.45% Class B      $114.98             --                   --            --        14.12%
      All contract charges                            --          1,454           $  168,794          0.74%          --
2009  Lowest contract charge 0.50% Class B       $ 99.62             --                   --            --        30.80%
      Highest contract charge 1.45% Class B      $100.76             --                   --            --        29.56%
      All contract charges                            --          1,584           $  161,230          1.16%          --
2008  Lowest contract charge 0.50% Class B       $ 76.16             --                   --            --       (39.97)%
      Highest contract charge 1.45% Class B      $ 77.77             --                   --            --       (40.54)%
      All contract charges                            --          1,706           $  134,398          0.92%          --
EQ/COMMON STOCK INDEX (G)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $102.86             --                   --            --        15.02%
      Highest contract charge 1.45% Class A      $109.28             --                   --            --        13.92%
      All contract charges                            --          5,579           $1,869,594          1.54%          --
2011  Lowest contract charge 0.50% Class A       $ 89.43             --                   --            --         0.28%
      Highest contract charge 1.45% Class A      $ 95.93             --                   --            --        (0.68)%
      All contract charges                            --          6,234           $1,826,842          1.45%          --
2010  Lowest contract charge 0.50% Class A       $ 89.18             --                   --            --        15.58%
      Highest contract charge 1.49% Class A      $311.66             --                   --            --        14.67%
      All contract charges                            --          6,983           $2,055,925          1.50%          --
2009  Lowest contract charge 0.50% Class A       $ 77.16             --                   --            --        28.00%
      Highest contract charge 1.49% Class A      $271.80             --                   --            --        27.02%
      All contract charges                            --          7,732           $1,984,969          2.01%          --
2008  Lowest contract charge 0.50% Class A       $ 60.28             --                   --            --       (43.94)%
      Highest contract charge 1.49% Class A      $213.98             --                   --            --       (44.31)%
      All contract charges                            --          8,404           $1,696,532          1.74%          --
EQ/COMMON STOCK INDEX (G)
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $101.97             --                   --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68             --                   --            --        14.12%
      All contract charges                            --            895           $   93,945          1.54%          --
2011  Lowest contract charge 0.50% Class B       $ 86.56             --                   --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72             --                   --            --        (0.76)%
      All contract charges                            --            981           $   90,393          1.45%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53             --                   --            --        15.30%
      Highest contract charge 1.30% Class B      $ 85.37             --                   --            --        14.38%
      All contract charges                            --          1,085           $  100,911          1.50%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (G) (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $ 75.05             --                  --             --        27.68%
      Highest contract charge 1.30% Class B      $ 74.64             --                  --             --        26.68%
      All contract charges                            --          1,189            $ 96,715           2.01%          --
2008  Lowest contract charge 0.50% Class B       $ 58.78             --                  --             --       (44.08)%
      Highest contract charge 1.30% Class B      $ 58.92             --                  --             --       (44.52)%
      All contract charges                            --          1,286            $ 82,770           1.74%          --
EQ/CORE BOND INDEX (J)
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.06             --                  --             --         1.02%
      Highest contract charge 1.45% Class B      $116.57             --                  --             --         1.66%
      All contract charges                            --          1,022            $120,948           1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30             --                  --             --         4.28%
      Highest contract charge 1.45% Class B      $114.67             --                  --             --         3.29%
      All contract charges                            --          1,056            $122,833           1.85%          --
2010  Lowest contract charge 0.50% Class B       $121.12             --                  --             --         5.25%
      Highest contract charge 1.45% Class B      $111.02             --                  --             --         4.25%
      All contract charges                            --          1,128            $127,022           2.18%          --
2009  Lowest contract charge 0.50% Class B       $115.08             --                  --             --         2.18%
      Highest contract charge 1.45% Class B      $106.50             --                  --             --         1.20%
      All contract charges                            --          1,163            $125,579           2.75%          --
2008  Lowest contract charge 0.50% Class B       $112.63             --                  --             --        (9.40)%
      Highest contract charge 1.45% Class B      $105.24             --                  --             --       (10.26)%
      All contract charges                            --            993            $105,935           4.16%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $ 91.42             --                  --             --        11.37%
      Highest contract charge 1.45% Class B      $ 86.61             --                  --             --        10.29%
      All contract charges                            --            301            $ 26,650           0.86%          --
2011  Lowest contract charge 0.50% Class B       $ 82.09             --                  --             --        (5.13)%
      Highest contract charge 1.45% Class B      $ 78.53             --                  --             --        (6.03)%
      All contract charges                            --            322            $ 25,523           0.30%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53             --                  --             --        11.19%
      Highest contract charge 1.45% Class B      $ 83.57             --                  --             --        10.14%
      All contract charges                            --            332            $ 28,092           0.85%          --
2009  Lowest contract charge 0.50% Class B       $ 77.82             --                  --             --        32.01%
      Highest contract charge 1.45% Class B      $ 75.88             --                  --             --        30.76%
      All contract charges                            --            281            $ 21,535           1.99%          --
2008  Lowest contract charge 0.50% Class B       $ 58.95             --                  --             --       (39.51)%
      Highest contract charge 1.45% Class B      $ 58.03             --                  --             --       (40.09)%
      All contract charges                            --            187            $ 10,886           0.78%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $112.35             --                  --             --        14.65%
      Highest contract charge 1.45% Class A      $120.89             --                  --             --        13.57%
      All contract charges                            --          2,282            $715,915           1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99             --                  --             --         1.26%
      Highest contract charge 1.45% Class A      $106.45             --                  --             --         0.29%
      All contract charges                            --          2,408            $665,749           1.68%          --
2010  Lowest contract charge 0.50% Class A       $ 96.77             --                  --             --        14.09%
      Highest contract charge 1.45% Class A      $106.14             --                  --             --        13.00%
      All contract charges                            --          2,548            $703,946           1.65%          --
2009  Lowest contract charge 0.50% Class A       $ 84.82             --                  --             --        25.55%
      Highest contract charge 1.45% Class A      $ 93.93             --                  --             --        24.34%
      All contract charges                            --          2,660            $651,857           2.22%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/EQUITY 500 INDEX (CONTINUED)
2008  Lowest contract charge 0.50% Class A       $ 67.56             --                  --             --       (37.48)%
      Highest contract charge 1.45% Class A      $ 75.54             --                  --             --       (38.07)%
      All contract charges                            --          2,707            $534,905           1.87%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $101.23             --                  --             --         1.05%
      Highest contract charge 1.30% Class B      $105.59             --                  --             --        13.75%
      All contract charges                            --            986            $112,301           1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88             --                  --             --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83             --                  --             --         0.21%
      All contract charges                            --            937            $ 94,390           1.68%          --
2010  Lowest contract charge 0.50% Class B       $ 95.91             --                  --             --        13.80%
      Highest contract charge 1.30% Class B      $ 92.64             --                  --             --        12.91%
      All contract charges                            --            909              91,565           1.65%          --
2009  Lowest contract charge 0.50% Class B       $ 84.28             --                  --             --        25.25%
      Highest contract charge 1.30% Class B      $ 82.05             --                  --             --        24.24%
      All contract charges                            --            891            $ 79,695           2.22%          --
2008  Lowest contract charge 0.50% Class B       $ 67.29             --                  --             --       (37.64)%
      Highest contract charge 1.30% Class B      $ 66.04             --                  --             --       (38.13)%
      All contract charges                            --            852            $ 61,956           1.87%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $167.46             --                  --             --        13.67%
      Highest contract charge 1.45% Class B      $150.33             --                  --             --        12.58%
      All contract charges                            --          2,100            $320,204           0.61%          --
2011  Lowest contract charge 0.50% Class B       $147.32             --                  --             --        (6.66)%
      Highest contract charge 1.45% Class B      $133.53             --                  --             --        (7.55)%
      All contract charges                            --          2,304            $311,114           0.26%          --
2010  Lowest contract charge 0.50% Class B       $157.83             --                  --             --        14.68%
      Highest contract charge 1.45% Class B      $144.44             --                  --             --        13.59%
      All contract charges                            --          2,551            $371,771           0.29%          --
2009  Lowest contract charge 0.50% Class B       $137.63             --                  --             --        27.18%
      Highest contract charge 1.45% Class B      $127.16             --                  --             --        25.96%
      All contract charges                            --          2,765            $354,268           0.90%          --
2008  Lowest contract charge 0.50% Class B       $108.22             --                  --             --       (40.59)%
      Highest contract charge 1.45% Class B      $100.95             --                  --             --       (41.16)%
      All contract charges                            --          2,670            $271,576           0.99%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $102.12             --                  --             --         2.16%
      Highest contract charge 1.45% Class B      $107.49             --                  --             --         9.61%
      All contract charges                            --            669            $ 72,627           3.08%          --
2011  Lowest contract charge 0.50% Class B       $103.19             --                  --             --        (0.42)%
      Highest contract charge 1.45% Class B      $ 98.07             --                  --             --        (1.37)%
      All contract charges                            --            717            $ 70,812           3.23%          --
2010  Lowest contract charge 0.50% Class B       $103.63             --                  --             --        10.75%
      Highest contract charge 1.45% Class B      $ 99.43             --                  --             --         9.68%
      All contract charges                            --            785            $ 78,731           3.04%          --
2009  Lowest contract charge 0.50% Class B       $ 93.57             --                  --             --        29.87%
      Highest contract charge 1.45% Class B      $ 90.65             --                  --             --        28.64%
      All contract charges                            --            850            $ 77,384           5.79%          --
2008  Lowest contract charge 0.50% Class B       $ 72.05             --                  --             --       (32.14)%
      Highest contract charge 1.45% Class B      $ 70.47             --                  --             --       (32.79)%
      All contract charges                            --            845            $ 59,776           6.17%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Class B       $ 91.54             --                  --             --        14.14%
      Highest contract charge 1.34% Class B      $ 87.28             --                  --             --        13.19%
      All contract charges                            --            589            $ 51,679           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 80.20             --                  --             --        (4.92)%
      Highest contract charge 1.34% Class B      $ 77.11             --                  --             --        (5.72)%
      All contract charges                            --            598            $ 46,424           1.83%          --
2010  Lowest contract charge 0.50% Class B       $ 84.35             --                  --             --         9.84%
      Highest contract charge 1.45% Class B      $ 81.46             --                  --             --         8.79%
      All contract charges                            --            593            $ 48,725           2.10%          --
2009  Lowest contract charge 0.50% Class B       $ 76.79             --                  --             --        27.81%
      Highest contract charge 1.45% Class B      $ 74.88             --                  --             --        26.59%
      All contract charges                            --            562            $ 42,403           2.59%          --
2008  Lowest contract charge 0.50% Class B       $ 60.08             --                  --             --       (37.20)%
      Highest contract charge 1.45% Class B      $ 59.15             --                  --             --       (37.80)%
      All contract charges                            --            501            $ 29,735           4.75%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $139.10             --                  --             --         4.72%
      Highest contract charge 1.45% Class B      $129.24             --                  --             --         3.72%
      All contract charges                            --            150            $ 19,467           0.00%          --
2011  Lowest contract charge 0.50% Class B       $132.83             --                  --             --         0.84%
      Highest contract charge 1.45% Class B      $124.60             --                  --             --        (0.12)%
      All contract charges                            --            159            $ 19,826           0.18%          --
2010  Lowest contract charge 0.50% Class B       $131.72             --                  --             --         9.08%
      Highest contract charge 1.45% Class B      $124.75             --                  --             --         8.04%
      All contract charges                            --            151            $ 18,664           0.00%          --
2009  Lowest contract charge 0.50% Class B       $120.76             --                  --             --        16.04%
      Highest contract charge 1.45% Class B      $115.47             --                  --             --        14.93%
      All contract charges                            --            120            $ 13,875             --           --
2008  Lowest contract charge 0.50% Class B       $104.07             --                  --             --       (14.25)%
      Highest contract charge 1.45% Class B      $100.47             --                  --             --       (15.07)%
      All contract charges                            --            115            $ 11,611           0.51%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $107.99             --                  --             --         7.26%
      Highest contract charge 1.45% Class B      $201.92             --                  --             --        16.14%
      All contract charges                            --          2,285            $456,724           1.31%          --
2011  Lowest contract charge 0.50% Class B       $186.34             --                  --             --        (3.97)%
      Highest contract charge 1.45% Class B      $173.86             --                  --             --        (4.89)%
      All contract charges                            --          2,138            $367,988           0.08%          --
2010  Lowest contract charge 0.50% Class B       $194.05             --                  --             --        31.98%
      Highest contract charge 1.45% Class B      $182.80             --                  --             --        30.72%
      All contract charges                            --          1,887            $341,922           0.39%          --
2009  Lowest contract charge 0.50% Class B       $147.03             --                  --             --        40.75%
      Highest contract charge 1.45% Class B      $139.84             --                  --             --        39.39%
      All contract charges                            --          1,474            $205,125           0.47%          --
2008  Lowest contract charge 0.50% Class B       $104.46             --                  --             --       (31.01)%
      Highest contract charge 1.45% Class B      $100.32             --                  --             --       (31.66)%
      All contract charges                            --          1,113            $111,588           0.62%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2012  Lowest contract charge 0.50% Class B       $133.27             --                  --             --         3.20%
      Highest contract charge 1.45% Class B      $124.33             --                  --             --         2.21%
      All contract charges                            --            684            $ 86,443           1.44%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2011  Lowest contract charge 0.50% Class B    $129.14             --                  --             --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --                  --             --         2.89%
      All contract charges                         --            678            $ 83,622           3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --                  --             --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --                  --             --         4.76%
      All contract charges                         --            613            $ 73,535           2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --                  --             --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --                  --             --         0.49%
      All contract charges                         --            507            $ 57,768           0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --                  --             --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --                  --             --         4.94%
      All contract charges                         --            483            $ 54,607          19.47%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $244.94             --                  --             --        16.39%
      Highest contract charge 1.45% Class B   $253.40             --                  --             --        15.28%
      All contract charges                         --          2,004             382,122           1.42%          --
2011  Lowest contract charge 0.50% Class B    $210.44             --                  --             --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --                  --             --       (13.59)%
      All contract charges                         --          2,138            $354,891           1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --                  --             --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --                  --             --         9.84%
      All contract charges                         --          2,335            $448,383           1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --                  --             --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --                  --             --        47.89%
      All contract charges                         --          2,370            $413,743           1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --                  --             --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --                  --             --       (57.97)%
      All contract charges                         --          2,129            $253,220           0.14%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class A    $167.79             --                  --             --         0.27%
      Highest contract charge 1.45% Class A   $144.47             --                  --             --        (0.49)%
      All contract charges                         --            374            $ 64,905           0.24%          --
2011  Lowest contract charge 0.70% Class A    $167.34             --                  --             --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --                  --             --         4.03%
      All contract charges                         --            406            $ 71,034           0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --                  --             --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --                  --             --         2.96%
      All contract charges                         --            441            $ 74,135           1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --                  --             --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --                  --             --        (3.45)%
      All contract charges                         --            480            $ 78,061           1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --                  --             --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --                  --             --         2.35%
      All contract charges                         --            531            $ 89,495           3.33%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $149.03             --                  --             --         0.47%
      Highest contract charge 1.30% Class B   $111.19             --                  --             --        (0.32)%
      All contract charges                         --            161            $ 22,012           0.24%          --
2011  Lowest contract charge 0.90% Class B    $151.15             --                  --             --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --                  --             --         3.94%
      All contract charges                         --            176            $ 24,234           0.59%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $141.57             --                  --             --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --                  --             --         2.87%
      All contract charges                         --            177            $ 23,904           1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --                  --             --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --                  --             --        (3.52)%
      All contract charges                         --            189            $ 25,089           1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --                  --             --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --                  --             --         2.26%
      All contract charges                         --            220            $ 30,638           3.33%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $111.98             --                  --             --        15.73%
      Highest contract charge 1.45% Class B   $138.21             --                  --             --        14.62%
      All contract charges                         --          1,125            $127,018           1.47%          --
2011  Lowest contract charge 0.50% Class B    $ 96.76             --                  --             --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --                  --             --       (18.13)%
      All contract charges                         --          1,229            $119,909           2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --                  --             --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --                  --             --         7.64%
      All contract charges                         --          1,247            $148,586           1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --                  --             --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --                  --             --        33.37%
      All contract charges                         --          1,120            $124,727           3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --                  --             --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --                  --             --       (45.66)%
      All contract charges                         --            889            $ 75,314           1.61%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A    $ 78.26             --                  --             --        15.68%
      Highest contract charge 1.45% Class A   $ 97.62             --                  --             --        14.58%
      All contract charges                         --          2,926            $367,081           2.99%          --
2011  Lowest contract charge 0.50% Class A    $ 67.65             --                  --             --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --                  --             --       (13.26)%
      All contract charges                         --          3,187            $348,671           2.95%          --
2010  Lowest contract charge 0.50% Class A    $ 77.24             --                  --             --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --                  --             --         3.96%
      All contract charges                         --          3,485            $439,022           2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --                  --             --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --                  --             --        25.55%
      All contract charges                         --          3,794            $458,941           2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --                  --             --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --                  --             --       (51.31)%
      All contract charges                         --          3,962            $381,162           2.82%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $102.38             --                  --             --        15.68%
      Highest contract charge 1.30% Class B   $ 73.56             --                  --             --        14.78%
      All contract charges                         --            456            $ 42,914           2.99%          --
2011  Lowest contract charge 0.50% Class B    $ 88.50             --                  --             --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --                  --             --       (13.33)%
      All contract charges                         --            537            $ 44,371           2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --                  --             --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --                  --             --         3.86%
      All contract charges                         --            614              58,834           2.46%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $ 96.76             --                  --             --        26.47%
      Highest contract charge 1.30% Class B      $ 71.20             --                  --             --        25.46%
      All contract charges                            --            676            $ 62,696           2.69%          --
2008  Lowest contract charge 0.50% Class B       $ 76.51             --                  --             --       (50.97)%
      Highest contract charge 1.30% Class B      $ 56.75             --                  --             --       (51.35)%
      All contract charges                            --            744            $ 55,667           2.82%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $109.45             --                  --             --         9.20%
      Highest contract charge 1.45% Class B      $131.98             --                  --             --        15.76%
      All contract charges                            --          1,740            $211,658           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 94.32             --                  --             --       (16.58)%
      Highest contract charge 1.45% Class B      $114.01             --                  --             --       (17.38)%
      All contract charges                            --          1,878            $198,047           1.92%          --
2010  Lowest contract charge 0.50% Class B       $113.07             --                  --             --         5.54%
      Highest contract charge 1.45% Class B      $138.00             --                  --             --         4.54%
      All contract charges                            --          2,043            $260,491           0.77%          --
2009  Lowest contract charge 0.50% Class B       $107.14             --                  --             --        29.60%
      Highest contract charge 1.45% Class B      $132.01             --                  --             --        28.35%
      All contract charges                            --          2,074            $252,937           2.12%          --
2008  Lowest contract charge 0.50% Class B       $ 82.67             --                  --             --       (43.28)%
      Highest contract charge 1.45% Class B      $102.85             --                  --             --       (43.82)%
      All contract charges                            --          2,004            $190,748           2.24%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B       $125.53             --                  --             --        15.24%
      Highest contract charge 1.45% Class B      $111.30             --                  --             --        14.36%
      All contract charges                            --            334            $ 45,422           0.96%          --
2011  Lowest contract charge 0.70% Class B       $108.93             --                  --             --        (5.89)%
      Highest contract charge 1.45% Class B      $ 97.32             --                  --             --        (6.60)%
      All contract charges                            --            360            $ 43,245           1.04%          --
2010  Lowest contract charge 0.50% Class B       $116.66             --                  --             --        11.76%
      Highest contract charge 1.45% Class B      $104.20             --                  --             --        10.70%
      All contract charges                            --            384            $ 49,132           1.33%          --
2009  Lowest contract charge 0.50% Class B       $104.38             --                  --             --        31.64%
      Highest contract charge 1.45% Class B      $ 94.13             --                  --             --        30.39%
      All contract charges                            --            376            $ 43,960           1.50%          --
2008  Lowest contract charge 0.50% Class B       $ 79.29             --                  --             --       (40.07)%
      Highest contract charge 1.45% Class B      $ 72.19             --                  --             --       (40.65)%
      All contract charges                            --            380            $ 34,198           1.82%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $103.69             --                  --             --        14.41%
      Highest contract charge 1.45% Class B      $ 96.91             --                  --             --        13.32%
      All contract charges                            --            136            $ 13,441           1.09%          --
2011  Lowest contract charge 0.50% Class B       $ 90.63             --                  --             --        (4.71)%
      Highest contract charge 1.45% Class B      $ 85.52             --                  --             --        (5.63)%
      All contract charges                            --            157            $ 13,764           1.03%          --
2010  Lowest contract charge 0.50% Class B       $ 95.11             --                  --             --        13.61%
      Highest contract charge 1.45% Class B      $ 90.62             --                  --             --        12.53%
      All contract charges                            --            173            $ 16,084           1.05%          --
2009  Lowest contract charge 0.50% Class B       $ 83.72             --                  --             --        25.88%
      Highest contract charge 1.45% Class B      $ 80.53             --                  --             --        24.68%
      All contract charges                            --            163            $ 13,328           4.70%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $ 66.51             --                  --             --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --                  --             --       (38.32)%
      All contract charges                         --            150            $  9,852           0.37%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $ 86.48             --                  --             --        14.15%
      Highest contract charge 1.45% Class B   $ 84.50             --                  --             --        13.06%
      All contract charges                         --          1,516            $131,427           1.24%          --
2011  Lowest contract charge 0.50% Class B    $ 75.76             --                  --             --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --                  --             --         0.88%
      All contract charges                         --          1,553            $118,553           0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --                  --             --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --                  --             --        14.27%
      All contract charges                         --          1,628            $123,033           0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --                  --             --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --                  --             --        34.24%
      All contract charges                         --          1,755            $115,833           2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --                  --             --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --                  --             --       (37.20)%
      All contract charges                         --          1,741            $ 85,377           0.14%          --
EQ/LARGE CAP GROWTH PLUS (R)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $ 70.75             --                  --             --        13.16%
      Highest contract charge 1.45% Class B   $106.36             --                  --             --        12.09%
      All contract charges                         --          1,473            $230,620           0.57%          --
2011  Lowest contract charge 0.50% Class B    $ 62.52             --                  --             --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --                  --             --        (5.05)%
      All contract charges                         --          1,612            $225,271           0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --                  --             --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --                  --             --        12.80%
      All contract charges                         --          1,626            $240,110           0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --                  --             --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --                  --             --        32.89%
      All contract charges                         --          1,746            $229,113           1.30%          --
2008  Lowest contract charge 0.50% Class B    $ 42.68             --                  --             --       (38.55)%
      Highest contract charge 1.45% Class B   $ 66.67             --                  --             --       (39.13)%
      All contract charges                         --          1,840            $181,508           0.11%          --
EQ/LARGE CAP VALUE INDEX (S)
      Unit Value 0.70% to 1.45%
2012  Lowest contract charge 0.70% Class B    $ 70.06             --                  --             --        15.78%
      Highest contract charge 1.45% Class B   $ 66.32             --                  --             --        14.90%
      All contract charges                         --            603            $ 40,229           2.04%          --
2011  Lowest contract charge 0.70% Class B    $ 60.51             --                  --             --        (1.03)%
      Highest contract charge 1.45% Class B   $ 57.72             --                  --             --        (1.77)%
      All contract charges                         --            616            $ 35,596           1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 61.79             --                  --             --        14.04%
      Highest contract charge 1.45% Class B   $ 58.76             --                  --             --        12.97%
      All contract charges                         --            276            $ 16,209           1.51%          --
2009  Lowest contract charge 0.50% Class B    $ 54.18             --                  --             --        18.56%
      Highest contract charge 1.45% Class B   $ 52.01             --                  --             --        17.40%
      All contract charges                         --            268            $ 14,005          10.00%          --
2008  Lowest contract charge 0.50% Class B    $ 45.70             --                  --             --       (56.92)%
      Highest contract charge 1.45% Class B   $ 44.30             --                  --             --       (57.33)%
      All contract charges                         --            198            $  8,765           1.43%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $129.69             --                  --             --        15.28%
      Highest contract charge 1.45% Class A      $113.23             --                  --             --        14.18%
      All contract charges                            --          5,838            $627,943           1.55%          --
2011  Lowest contract charge 0.50% Class A       $112.50             --                  --             --        (5.28)%
      Highest contract charge 1.45% Class A      $ 99.17             --                  --             --        (6.18)%
      All contract charges                            --          6,453            $607,136           1.30%          --
2010  Lowest contract charge 0.50% Class A       $118.77             --                  --             --        12.34%
      Highest contract charge 1.45% Class A      $105.70             --                  --             --        11.26%
      All contract charges                            --          7,115            $712,720           1.35%          --
2009  Lowest contract charge 0.50% Class A       $105.72             --                  --             --        20.01%
      Highest contract charge 1.45% Class A      $ 95.00             --                  --             --        18.87%
      All contract charges                            --          7,826            $703,519           2.43%          --
2008  Lowest contract charge 0.50% Class A       $ 88.09             --                  --             --       (43.29)%
      Highest contract charge 1.45% Class A      $ 79.92             --                  --             --       (43.83)%
      All contract charges                            --          8,288            $607,794           3.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $103.13             --                  --             --         3.04%
      Highest contract charge 1.30% Class B      $ 77.76             --                  --             --        14.37%
      All contract charges                            --            729            $ 79,920           1.55%          --
2011  Lowest contract charge 0.50% Class B       $111.04             --                  --             --        (5.55)%
      Highest contract charge 1.30% Class B      $ 67.99             --                  --             --        (6.30)%
      All contract charges                            --            852            $ 81,786           1.30%          --
2010  Lowest contract charge 0.50% Class B       $117.56             --                  --             --        12.12%
      Highest contract charge 1.30% Class B      $ 72.56             --                  --             --        11.24%
      All contract charges                            --            994            $101,850           1.35%          --
2009  Lowest contract charge 0.50% Class B       $104.86             --                  --             --        19.84%
      Highest contract charge 1.30% Class B      $ 65.23             --                  --             --        18.88%
      All contract charges                            --          1,154            $106,366           2.43%          --
2008  Lowest contract charge 0.50% Class B       $ 87.50             --                  --             --       (43.61)%
      Highest contract charge 1.30% Class B      $ 54.87             --                  --             --       (44.06)%
      All contract charges                            --          1,368            $124,290           3.00%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $133.30             --                  --             --        14.79%
      Highest contract charge 1.45% Class B      $123.85             --                  --             --        13.70%
      All contract charges                            --            318            $ 39,251           1.11%          --
2011  Lowest contract charge 0.50% Class B       $116.13             --                  --             --        (8.97)%
      Highest contract charge 1.45% Class B      $108.93             --                  --             --        (9.84)%
      All contract charges                            --            367            $ 39,757           0.72%          --
2010  Lowest contract charge 0.50% Class B       $127.57             --                  --             --        13.40%
      Highest contract charge 1.45% Class B      $120.82             --                  --             --        12.32%
      All contract charges                            --            340            $ 40,755           0.44%          --
2009  Lowest contract charge 0.50% Class B       $112.50             --                  --             --        24.89%
      Highest contract charge 1.45% Class B      $107.57             --                  --             --        23.70%
      All contract charges                            --            227            $ 24,207           0.81%          --
2008  Lowest contract charge 0.50% Class B       $ 90.08             --                  --             --       (31.32)%
      Highest contract charge 1.45% Class B      $ 86.96             --                  --             --       (31.98)%
      All contract charges                            --            104            $  9,067           1.30%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $108.44             --                  --             --         8.57%
      Highest contract charge 1.45% Class B      $152.49             --                  --             --        17.95%
      All contract charges                            --            529            $ 80,371           1.02%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $137.81             --                  --             --       (11.16)%
      Highest contract charge 1.45% Class B      $129.28             --                  --             --       (12.01)%
      All contract charges                            --            490            $ 63,068           0.66%          --
2010  Lowest contract charge 0.50% Class B       $155.13             --                  --             --        14.37%
      Highest contract charge 1.45% Class B      $146.92             --                  --             --        14.87%
      All contract charges                            --            448            $ 65,388           0.99%          --
2009  Lowest contract charge 0.50% Class B       $135.64             --                  --             --        36.55%
      Highest contract charge 1.45% Class B      $127.90             --                  --             --        35.26%
      All contract charges                            --            353            $ 45,543           1.34%          --
2008  Lowest contract charge 0.50% Class B       $ 99.33             --                  --             --       (40.58)%
      Highest contract charge 1.45% Class B      $ 95.89             --                  --             --       (41.15)%
      All contract charges                            --            269            $ 25,877           0.98%          --
EQ/MID CAP INDEX
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $105.09             --                  --             --         4.58%
      Highest contract charge 1.45% Class B      $125.54             --                  --             --        15.38%
      All contract charges                            --          2,667            $336,215           0.99%          --
2011  Lowest contract charge 0.50% Class B       $124.17             --                  --             --        (2.89)%
      Highest contract charge 1.45% Class B      $108.81             --                  --             --        (3.82)%
      All contract charges                            --          2,759            $302,528           0.62%          --
2010  Lowest contract charge 0.50% Class B       $127.87             --                  --             --        25.12%
      Highest contract charge 1.45% Class B      $113.13             --                  --             --        23.93%
      All contract charges                            --          2,915            $331,992           0.76%          --
2009  Lowest contract charge 0.50% Class B       $102.20             --                  --             --        35.58%
      Highest contract charge 1.45% Class B      $ 91.29             --                  --             --        34.29%
      All contract charges                            --          2,983            $274,329           1.14%          --
2008  Lowest contract charge 0.50% Class B       $ 75.38             --                  --             --       (49.53)%
      Highest contract charge 1.45% Class B      $ 67.98             --                  --             --       (50.02)%
      All contract charges                            --          2,796            $192,207           0.92%          --
EQ/MID CAP VALUE PLUS (A)(B)(C)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $189.37             --                  --             --        18.03%
      Highest contract charge 1.45% Class B      $133.91             --                  --             --        16.90%
      All contract charges                            --          2,547            $426,205           1.21%          --
2011  Lowest contract charge 0.50% Class B       $160.44             --                  --             --        (9.88)%
      Highest contract charge 1.45% Class B      $114.55             --                  --             --       (10.74)%
      All contract charges                            --          2,799            $399,994           0.84%          --
2010  Lowest contract charge 0.50% Class B       $178.03             --                  --             --        21.85%
      Highest contract charge 1.45% Class B      $128.33             --                  --             --        20.69%
      All contract charges                            --          3,090            $493,736           1.01%          --
2009  Lowest contract charge 0.50% Class B       $146.11             --                  --             --        35.17%
      Highest contract charge 1.45% Class B      $106.33             --                  --             --        33.88%
      All contract charges                            --          3,356            $444,470           1.36%          --
2008  Lowest contract charge 0.50% Class B       $108.09             --                  --             --       (39.87)%
      Highest contract charge 1.45% Class B      $ 79.42             --                  --             --       (40.45)%
      All contract charges                            --          2,463            $244,404           1.43%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2012  Lowest contract charge 0.00% Class A       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.45% Class A      $115.36             --                  --             --        (1.45)%
      All contract charges                            --          1,618            $ 59,952           0.00%          --
2011  Lowest contract charge 0.00% Class A       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.45% Class A      $117.06             --                  --             --        (1.45)%
      All contract charges                            --          1,582            $ 66,822           0.01%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $106.54             --                  --             --        (0.40)%
      Highest contract charge 1.49% Class A      $ 35.91             --                  --             --        (1.51)%
      All contract charges                            --          1,522            $ 75,400           0.06%          --
2009  Lowest contract charge 0.50% Class A       $106.97             --                  --             --        (0.21)%
      Highest contract charge 1.49% Class A      $ 36.46             --                  --             --        (1.43)%
      All contract charges                            --          1,888            $ 95,425           0.17%          --
2008  Lowest contract charge 0.50% Class A       $107.20             --                  --             --         1.85%
      Highest contract charge 1.49% Class A      $ 36.99             --                  --             --         1.04%
      All contract charges                            --          2,804            $139,434           2.82%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2012  Lowest contract charge 0.00% Class B       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.30% Class B      $ 99.51             --                  --             --        (1.29)%
      All contract charges                            --          2,361            $ 34,491           0.00%          --
2011  Lowest contract charge 0.00% Class B       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.30% Class B      $100.81             --                  --             --        (1.28)%
      All contract charges                            --            882            $ 38,034           0.01%          --
2010  Lowest contract charge 0.50% Class B       $117.46             --                  --             --        (0.49)%
      Highest contract charge 1.30% Class B      $102.12             --                  --             --        (1.28)%
      All contract charges                            --            328            $ 37,487           0.06%          --
2009  Lowest contract charge 0.50% Class B       $118.04             --                  --             --        (0.51)%
      Highest contract charge 1.30% Class B      $103.45             --                  --             --        (1.29)%
      All contract charges                            --            380            $ 44,026           0.17%          --
2008  Lowest contract charge 0.50% Class B       $118.64             --                  --             --         1.60%
      Highest contract charge 1.30% Class B      $104.80             --                  --             --         0.80%
      All contract charges                            --            466            $ 55,344           2.82%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $ 99.99             --                  --             --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64             --                  --             --        10.94%
      All contract charges                            --            277            $ 38,861           0.84%          --
2011  Lowest contract charge 0.70% Class B       $132.95             --                  --             --         2.16%
      Highest contract charge 1.45% Class B      $125.87             --                  --             --         1.39%
      All contract charges                            --            295            $ 37,352           0.50%          --
2010  Lowest contract charge 0.50% Class B       $131.79             --                  --             --         7.68%
      Highest contract charge 1.45% Class B      $124.15             --                  --             --         6.65%
      All contract charges                            --            325            $ 40,465           0.61%          --
2009  Lowest contract charge 0.50% Class B       $122.39             --                  --             --        29.09%
      Highest contract charge 1.45% Class B      $116.41             --                  --             --        27.85%
      All contract charges                            --            287            $ 33,366           0.44%          --
2008  Lowest contract charge 0.50% Class B       $ 94.81             --                  --             --       (33.23)%
      Highest contract charge 1.45% Class B      $ 91.05             --                  --             --       (33.86)%
      All contract charges                            --            216            $ 19,750           0.25%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $102.88             --                  --             --         2.91%
      Highest contract charge 1.45% Class B      $164.04             --                  --             --         7.17%
      All contract charges                            --          1,334            $215,643           0.48%          --
2011  Lowest contract charge 0.50% Class B       $163.17             --                  --             --        (8.16)%
      Highest contract charge 1.45% Class B      $153.06             --                  --             --        (9.03)%
      All contract charges                            --          1,246            $187,783           0.26%          --
2010  Lowest contract charge 0.50% Class B       $177.66             --                  --             --        31.64%
      Highest contract charge 1.45% Class B      $168.26             --                  --             --        30.38%
      All contract charges                            --            997            $166,171           0.12%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
EQ/MORGAN STANLEY MID CAP GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $134.96            --                   --             --        56.28%
      Highest contract charge 1.45% Class B       $129.05            --                   --             --        54.79%
      All contract charges                             --           662              $84,822           0.00%          --
2008  Lowest contract charge 0.50% Class B        $ 86.36            --                   --             --       (47.59)%
      Highest contract charge 1.45% Class B       $ 83.37            --                   --             --       (48.09)%
      All contract charges                             --           384              $32,050           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $100.20            --                   --             --        13.63%
      Highest contract charge 1.45% Class B       $ 94.31            --                   --             --        12.54%
      All contract charges                             --           277              $26,266           1.35%          --
2011  Lowest contract charge 0.50% Class B        $ 88.18            --                   --             --        (4.93)%
      Highest contract charge 1.45% Class B       $ 83.80            --                   --             --        (5.83)%
      All contract charges                             --           308              $25,979           0.90%          --
2010  Lowest contract charge 0.50% Class B        $ 92.75            --                   --             --        11.37%
      Highest contract charge 1.45% Class B       $ 88.99            --                   --             --        10.31%
      All contract charges                             --           342              $30,620           1.86%          --
2009  Lowest contract charge 0.50% Class B        $ 83.28            --                   --             --        24.50%
      Highest contract charge 1.45% Class B       $ 80.67            --                   --             --        23.31%
      All contract charges                             --           364              $29,448           0.19%          --
2008  Lowest contract charge 0.50% Class B        $ 66.89            --                   --             --       (38.41)%
      Highest contract charge 1.45% Class B       $ 65.42            --                   --             --       (39.00)%
      All contract charges                             --           351              $23,077           3.77%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $118.74            --                   --             --        19.77%
      Highest contract charge 1.45% Class B       $111.76            --                   --             --        18.63%
      All contract charges                             --           555              $62,005           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 99.14            --                   --             --        (9.08)%
      Highest contract charge 1.45% Class B       $ 94.21            --                   --             --        (9.94)%
      All contract charges                             --           525              $49,427           0.83%          --
2010  Lowest contract charge 0.50% Class B        $109.04            --                   --             --        14.61%
      Highest contract charge 1.45% Class B       $104.61            --                   --             --        13.51%
      All contract charges                             --           356              $37,232           0.66%          --
2009  Lowest contract charge 0.50% Class B        $ 95.14            --                   --             --        37.92%
      Highest contract charge 1.45% Class B       $ 92.16            --                   --             --        36.61%
      All contract charges                             --           242              $22,289           0.70%          --
2008  Lowest contract charge 0.50% Class B        $ 68.98            --                   --             --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46            --                   --             --       (41.61)%
      All contract charges                             --           160              $10,889           1.37%          --
EQ/PIMCO ULTRA SHORT BOND (D)(E)
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)    $ 99.61            --                   --             --         0.38%
      Highest contract charge 1.25% Class A (m)   $ 99.11            --                   --             --         0.23%
      All contract charges                             --             2              $   161           0.55%          --
2011  Lowest contract charge 1.10% Class A (m)    $ 99.23            --                   --             --        (1.05)%
      Highest contract charge 1.25% Class A (m)   $ 98.88            --                   --             --        (1.20)%
      All contract charges                             --             2              $   163           0.48%          --
2010  Lowest contract charge 1.10% Class A (m)    $100.28            --                   --             --        (0.02)%
      Highest contract charge 1.25% Class A (m)   $100.08            --                   --             --        (0.17)%
      All contract charges                             --             2              $   168           0.33%          --
2009  Lowest contract charge 1.10% Class A (m)    $100.30            --                   --             --         0.30%
      Highest contract charge 1.25% Class A (m)   $100.25            --                   --             --         0.25%
      All contract charges                             --             2              $   171           1.17%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (D)(E)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $114.29             --                  --             --         0.99%
      Highest contract charge 1.45% Class B      $106.18             --                  --             --         0.02%
      All contract charges                            --          1,066            $115,019           0.55%          --
2011  Lowest contract charge 0.50% Class B       $113.17             --                  --             --        (0.69)%
      Highest contract charge 1.45% Class B      $106.16             --                  --             --        (1.64)%
      All contract charges                            --          1,147            $123,827           0.48%          --
2010  Lowest contract charge 0.50% Class B       $113.96             --                  --             --         0.34%
      Highest contract charge 1.45% Class B      $107.93             --                  --             --        (0.62)%
      All contract charges                            --          1,333            $145,853           0.33%          --
2009  Lowest contract charge 0.50% Class B       $113.57             --                  --             --         7.47%
      Highest contract charge 1.45% Class B      $108.60             --                  --             --         6.44%
      All contract charges                            --          1,345            $147,582           1.17%          --
2008  Lowest contract charge 0.50% Class B       $105.68             --                  --             --        (4.53)%
      Highest contract charge 1.45% Class B      $102.03             --                  --             --        (5.44)%
      All contract charges                            --            975            $100,324           3.21%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class A       $169.08             --                  --             --         1.94%
      Highest contract charge 1.45% Class A      $143.42             --                  --             --         1.16%
      All contract charges                            --            526            $ 96,066           0.60%          --
2011  Lowest contract charge 0.70% Class A       $165.87             --                  --             --         0.75%
      Highest contract charge 1.45% Class A      $141.77             --                  --             --         0.00%
      All contract charges                            --            586            $105,659           2.46%          --
2010  Lowest contract charge 0.50% Class A       $109.76             --                  --             --         5.93%
      Highest contract charge 1.45% Class A      $141.77             --                  --             --         4.93%
      All contract charges                            --            663            $119,757          10.69%          --
2009  Lowest contract charge 0.50% Class A       $103.61             --                  --             --         5.75%
      Highest contract charge 1.45% Class A      $135.11             --                  --             --         4.74%
      All contract charges                            --            714            $122,518           3.62%          --
2008  Lowest contract charge 0.50% Class A       $ 97.98             --                  --             --        (6.79)%
      Highest contract charge 1.45% Class A      $129.00             --                  --             --        (7.69)%
      All contract charges                            --            603            $ 98,734           5.15%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B       $149.02             --                  --             --         2.15%
      Highest contract charge 1.30% Class B      $106.49             --                  --             --         1.33%
      All contract charges                            --            207            $ 28,867           0.60%          --
2011  Lowest contract charge 0.50% Class B       $145.89             --                  --             --         0.72%
      Highest contract charge 1.30% Class B      $105.09             --                  --             --        (0.08)%
      All contract charges                            --            225            $ 31,270           2.46%          --
2010  Lowest contract charge 0.50% Class B       $144.85             --                  --             --         5.71%
      Highest contract charge 1.30% Class B      $105.17             --                  --             --         4.88%
      All contract charges                            --            257            $ 35,267          10.69%          --
2009  Lowest contract charge 0.50% Class B       $137.03             --                  --             --         5.54%
      Highest contract charge 1.30% Class B      $100.28             --                  --             --         4.70%
      All contract charges                            --            266            $ 35,438           3.62%          --
2008  Lowest contract charge 0.50% Class B       $129.84             --                  --             --        (7.02)%
      Highest contract charge 1.30% Class B      $ 95.78             --                  --             --        (7.74)%
      All contract charges                            --            195            $ 25,267           5.15%          --
EQ/SMALL COMPANY INDEX (H)
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $104.81             --                  --             --         3.94%
      Highest contract charge 1.45% Class B      $168.71             --                  --             --        13.86%
      All contract charges                            --          1,155            $190,669           1.51%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX (H) (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $163.21             --                  --             --        (4.48)%
      Highest contract charge 1.45% Class B      $148.17             --                  --             --        (5.39)%
      All contract charges                            --          1,195            $175,975           0.67%          --
2010  Lowest contract charge 0.50% Class B       $170.86             --                  --             --        25.19%
      Highest contract charge 1.45% Class B      $156.61             --                  --             --        24.00%
      All contract charges                            --          1,249            $194,601           0.97%          --
2009  Lowest contract charge 0.50% Class B       $136.48             --                  --             --        25.50%
      Highest contract charge 1.45% Class B      $126.30             --                  --             --        24.30%
      All contract charges                            --          1,263            $158,989           0.00%          --
2008  Lowest contract charge 0.50% Class B       $108.75             --                  --             --       (34.46)%
      Highest contract charge 1.45% Class B      $101.61             --                  --             --       (35.09)%
      All contract charges                            --          1,079            $110,179           0.86%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.45             --                  --             --         0.94%
      Highest contract charge 1.45% Class B      $118.48             --                  --             --        17.20%
      All contract charges                            --          1,724            $204,879           0.00%          --
2011  Lowest contract charge 0.50% Class B       $108.34             --                  --             --        (2.43)%
      Highest contract charge 1.45% Class B      $101.09             --                  --             --        (3.36)%
      All contract charges                            --          1,478            $149,894           0.00%          --
2010  Lowest contract charge 0.50% Class B       $111.04             --                  --             --        15.81%
      Highest contract charge 1.45% Class B      $104.60             --                  --             --        14.71%
      All contract charges                            --          1,301            $136,780           0.00%          --
2009  Lowest contract charge 0.50% Class B       $ 95.88             --                  --             --        41.92%
      Highest contract charge 1.45% Class B      $ 91.19             --                  --             --        40.57%
      All contract charges                            --          1,059            $ 96,907           0.00%          --
2008  Lowest contract charge 0.50% Class B       $ 67.56             --                  --             --       (42.49)%
      Highest contract charge 1.45% Class B      $ 64.87             --                  --             --       (43.05)%
      All contract charges                            --            804            $ 52,446           0.00%
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $ 97.17             --                  --             --        18.75%
      Highest contract charge 1.45% Class B      $ 91.46             --                  --             --        17.60%
      All contract charges                            --            379            $ 34,837           1.35%          --
2011  Lowest contract charge 0.50% Class B       $ 81.83             --                  --             --        (8.76)%
      Highest contract charge 1.45% Class B      $ 77.77             --                  --             --        (9.62)%
      All contract charges                            --            375            $ 29,358           1.82%          --
2010  Lowest contract charge 0.50% Class B       $ 89.69             --                  --             --         7.45%
      Highest contract charge 1.45% Class B      $ 86.05             --                  --             --         6.42%
      All contract charges                            --            363            $ 31,436           1.51%          --
2009  Lowest contract charge 0.50% Class B       $ 83.47             --                  --             --        29.39%
      Highest contract charge 1.45% Class B      $ 80.86             --                  --             --        28.15%
      All contract charges                            --            345            $ 27,972           1.63%          --
2008  Lowest contract charge 0.50% Class B       $ 64.51             --                  --             --       (41.12)%
      Highest contract charge 1.45% Class B      $ 63.10             --                  --             --       (41.68)%
      All contract charges                            --            291            $ 18,450           1.69%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Class B       $130.37             --                  --             --        12.31%
      Highest contract charge 1.34% Class B      $121.59             --                  --             --        11.36%
      All contract charges                            --            161            $ 18,984           0.84%          --
2011  Lowest contract charge 0.70% Class B       $114.40             --                  --             --        (3.50)%
      Highest contract charge 1.34% Class B      $109.19             --                  --             --        (4.12)%
      All contract charges                            --            177            $ 18,894           0.73%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                           UNITS        ACCUMULATION UNIT   INVESTMENT
                                                         UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO**
                                                         ---------- ------------------- ----------------- --------------
EQ/UBS GROWTH & INCOME (CONTINUED)
2010  Lowest contract charge 0.50% Class B                $120.05             --                  --             --
      Highest contract charge 1.45% Class B               $113.09             --                  --             --
      All contract charges                                     --            206            $ 22,949           0.73%
2009  Lowest contract charge 0.50% Class B                $106.71             --                  --             --
      Highest contract charge 1.45% Class B               $101.49             --                  --             --
      All contract charges                                     --            207            $ 20,745           0.00%
2008  Lowest contract charge 0.50% Class B                $ 80.98             --                  --             --
      Highest contract charge 1.45% Class B               $ 77.76             --                  --             --
      All contract charges                                     --            195            $ 15,016           1.19%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B                $123.90             --                  --             --
      Highest contract charge 1.45% Class B               $115.11             --                  --             --
      All contract charges                                     --            229            $ 26,677           1.29%
2011  Lowest contract charge 0.70% Class B                $103.75             --                  --             --
      Highest contract charge 1.45% Class B               $ 98.64             --                  --             --
      All contract charges                                     --            230            $ 22,874           1.38%
2010  Lowest contract charge 0.50% Class B                $107.82             --                  --             --
      Highest contract charge 1.45% Class B               $102.11             --                  --             --
      All contract charges                                     --            227            $ 23,239           1.31%
2009  Lowest contract charge 0.50% Class B                $ 94.05             --                  --             --
      Highest contract charge 1.45% Class B               $ 89.93             --                  --             --
      All contract charges                                     --            210            $ 18,995           0.00%
2008  Lowest contract charge 0.50% Class B                $ 73.61             --                  --             --
      Highest contract charge 1.45% Class B               $ 71.07             --                  --             --
      All contract charges                                     --            197            $ 14,153           1.92%
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B                $131.92             --                  --             --
      Highest contract charge 1.45% Class B               $120.07             --                  --             --
      All contract charges                                     --          1,067            $131,515           0.01%
2011  Lowest contract charge 0.50% Class B                $110.09             --                  --             --
      Highest contract charge 1.45% Class B               $101.17             --                  --             --
      All contract charges                                     --            930            $ 96,316           0.00%
2010  Lowest contract charge 0.50% Class B                $117.54             --                  --             --
      Highest contract charge 1.45% Class B               $109.06             --                  --             --
      All contract charges                                     --            661            $ 73,829           0.01%
2009  Lowest contract charge 0.50% Class B                $100.72             --                  --             --
      Highest contract charge 1.45% Class B               $ 94.35             --                  --             --
      All contract charges                                     --            484            $ 46,515           0.19%
2008  Lowest contract charge 0.50% Class B                $ 72.15             --                  --             --
      Highest contract charge 1.45% Class B               $ 68.24             --                  --             --
      All contract charges                                     --            305            $ 21,123           0.58%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $118.93             --                  --             --
      Highest contract charge 1.45% Service Class 2 (n)   $102.76             --                  --             --
      All contract charges                                     --          1,056            $131,733           1.35%
2011  Lowest contract charge 0.50% Service Class 2 (n)    $102.91             --                  --             --
      Highest contract charge 1.45% Service Class 2 (n)   $ 89.78             --                  --             --
      All contract charges                                     --            650            $ 71,089           1.27%
2010  Lowest contract charge 0.70% Service Class 2 (n)    $117.81             --                  --             --
      Highest contract charge 1.34% Service Class 2 (n)   $117.57             --                  --             --
      All contract charges                                     --            147            $ 16,900           2.98%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Lowest contract charge 0.50% Class B                 12.50%
Highest contract charge 1.45% Class B                11.43%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 31.77%
Highest contract charge 1.45% Class B                30.52%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (40.33)%
Highest contract charge 1.45% Class B               (40.90)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Class B                 17.83%
Highest contract charge 1.45% Class B                16.70%
All contract charges                                    --
Lowest contract charge 0.70% Class B                 (2.67)%
Highest contract charge 1.45% Class B                (3.40)%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 14.64%
Highest contract charge 1.45% Class B                13.55%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 27.77%
Highest contract charge 1.45% Class B                26.54%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (37.26)%
Highest contract charge 1.45% Class B               (37.86)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Class B                 19.83%
Highest contract charge 1.45% Class B                18.68%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 (6.34)%
Highest contract charge 1.45% Class B                (7.23)%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 16.70%
Highest contract charge 1.45% Class B                15.59%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 39.60%
Highest contract charge 1.45% Class B                38.26%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (27.97)%
Highest contract charge 1.45% Class B               (28.66)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Service Class 2 (n)     15.57%
Highest contract charge 1.45% Service Class 2 (n)    14.46%
All contract charges                                    --
Lowest contract charge 0.50% Service Class 2 (n)     (3.27)%
Highest contract charge 1.45% Service Class 2 (n)    (7.73)%
All contract charges                                    --
Lowest contract charge 0.70% Service Class 2 (n)     12.48%
Highest contract charge 1.34% Service Class 2 (n)    12.28%
All contract charges                                    --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                           UNITS        ACCUMULATION UNIT   INVESTMENT
                                                         UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO**
                                                         ---------- ------------------- ----------------- --------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $120.35            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $118.08            --                   --             --
      All contract charges                                     --            17              $ 1,911           4.38%
2011  Lowest contract charge 0.90% Service Class 2 (n)    $102.63            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $102.11            --                   --             --
      All contract charges                                     --             6              $   659           3.76%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $102.89            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $102.67            --                   --             --
      All contract charges                                     --             2              $   192           3.45%
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2012  Lowest contract charge 0.90% Service Class 2 (n)    $112.97            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $112.05            --                   --             --
      All contract charges                                     --            67              $ 7,525           0.50%
2011  Lowest contract charge 0.90% Service Class 2 (n)    $ 99.51            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $ 99.00            --                   --             --
      All contract charges                                     --            39              $ 3,930           0.03%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $112.63            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $112.39            --                   --             --
      All contract charges                                     --            13              $ 1,569           0.28%
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $118.14            --                   --             --
      Highest contract charge 1.45% Service Class 2 (n)   $100.12            --                   --             --
      All contract charges                                     --           104              $10,957           1.38%
2011  Lowest contract charge 0.70% Service Class 2 (n)    $ 86.38            --                   --             --
      Highest contract charge 1.34% Service Class 2 (n)   $ 86.03            --                   --             --
      All contract charges                                     --            43              $ 3,873           1.38%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $107.80            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $107.57            --                   --             --
      All contract charges                                     --             3              $   377           1.16%
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (Q)
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Series II (t)          $107.78            --                   --             --
      Highest contract charge 1.20% Series II (t)         $105.75            --                   --             --
      All contract charges                                     --             7              $   724           2.26%
2011  Lowest contract charge 1.00% Series II (t)          $ 90.74            --                   --             --
      Highest contract charge 1.20% Series II (t)         $ 90.43            --                   --             --
      All contract charges                                     --             2              $   139           0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Series II (n)          $131.22            --                   --             --
      Highest contract charge 1.45% Series II (n)         $110.37            --                   --             --
      All contract charges                                     --           237              $30,273           0.52%
2011  Lowest contract charge 0.50% Series II (n)          $103.15            --                   --             --
      Highest contract charge 1.45% Series II (n)         $ 87.60            --                   --             --
      All contract charges                                     --           118              $12,045           4.79%
2010  Lowest contract charge 0.70% Series II (n)          $109.44            --                   --             --
      Highest contract charge 1.34% Series II (n)         $109.21            --                   --             --
      All contract charges                                     --            33              $ 3,634           1.16%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Unit Value 0.50% to 1.20%*
Lowest contract charge 0.50% Service Class 2 (n)     16.47%
Highest contract charge 1.20% Service Class 2 (n)    15.64%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)     (0.25)%
Highest contract charge 1.20% Service Class 2 (n)    (0.55)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)      3.37%
Highest contract charge 1.20% Service Class 2 (n)     3.16%
All contract charges                                    --

Unit Value 0.90% to 1.20%*
Lowest contract charge 0.90% Service Class 2 (n)     13.53%
Highest contract charge 1.20% Service Class 2 (n)    13.18%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)    (11.65)%
Highest contract charge 1.20% Service Class 2 (n)   (11.91)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)     13.50%
Highest contract charge 1.20% Service Class 2 (n)    13.27%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Service Class 2 (n)     17.59%
Highest contract charge 1.45% Service Class 2 (n)    16.46%
All contract charges                                    --
Lowest contract charge 0.70% Service Class 2 (n)    (11.80)%
Highest contract charge 1.34% Service Class 2 (n)   (12.14)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)      7.99%
Highest contract charge 1.20% Service Class 2 (n)     7.77%
All contract charges                                    --

Unit Value 0.50% to 1.20%*
Lowest contract charge 0.50% Series II (t)           17.78%
Highest contract charge 1.20% Series II (t)          16.94%
All contract charges                                    --
Lowest contract charge 1.00% Series II (t)           (8.50)%
Highest contract charge 1.20% Series II (t)          (8.63)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Series II (n)           27.21%
Highest contract charge 1.45% Series II (n)          25.99%
All contract charges                                    --
Lowest contract charge 0.50% Series II (n)           (7.20)%
Highest contract charge 1.45% Series II (n)         (11.03)%
All contract charges                                    --
Lowest contract charge 0.70% Series II (n)            5.19%
Highest contract charge 1.34% Series II (n)           5.00%
All contract charges                                    --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                                     UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ------------------- ----------------- -------------- ---------
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Series II (u)    $111.14            --                   --             --        16.38%
      Highest contract charge 1.34% Series II (u)   $109.61            --                   --             --        15.39%
      All contract charges                               --           115              $12,652           6.78%          --
2011  Lowest contract charge 0.70% Series II (u)    $ 95.38            --                   --             --        (4.60)%
      Highest contract charge 1.34% Series II (u)   $ 94.99            --                   --             --        (4.97)%
      All contract charges                               --            28              $ 2,717           0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Series II (n)    $116.77            --                   --             --        14.68%
      Highest contract charge 1.45% Series II (n)   $ 98.51            --                   --             --        13.57%
      All contract charges                               --           185              $19,463           1.50%          --
2011  Lowest contract charge 0.70% Series II (n)    $ 87.16            --                   --             --       (10.41)%
      Highest contract charge 1.34% Series II (n)   $ 86.80            --                   --             --       (10.76)%
      All contract charges                               --            89              $ 8,406           0.59%          --
2010  Lowest contract charge 0.90% Series II (n)    $109.72            --                   --             --        11.11%
      Highest contract charge 1.20% Series II (n)   $109.49            --                   --             --        10.89%
      All contract charges                               --            12              $ 1,264           1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Series II (n)    $117.72            --                   --             --        10.06%
      Highest contract charge 1.34% Series II (n)   $115.42            --                   --             --         9.13%
      All contract charges                               --            85              $ 9,766           0.00%          --
2011  Lowest contract charge 0.50% Series II (n)    $106.96            --                   --             --        (6.97)%
      Highest contract charge 1.34% Series II (n)   $105.76            --                   --             --        (7.75)%
      All contract charges                               --            67              $ 7,017           0.11%          --
2010  Lowest contract charge 0.70% Series II (n)    $114.89            --                   --             --         9.90%
      Highest contract charge 1.34% Series II (n)   $114.65            --                   --             --         9.70%
      All contract charges                               --            16              $ 1,938           0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Series II (n)    $138.24            --                   --             --        12.86%
      Highest contract charge 1.34% Series II (n)   $136.18            --                   --             --        12.14%
      All contract charges                               --            35              $ 4,643           0.00%          --
2011  Lowest contract charge 0.70% Series II (n)    $122.49            --                   --             --        (1.68)%
      Highest contract charge 1.34% Series II (n)   $121.44            --                   --             --        (2.31)%
      All contract charges                               --            33              $ 3,749           0.00%          --
2010  Lowest contract charge 0.70% Series II (n)    $124.58            --                   --             --        17.58%
      Highest contract charge 1.34% Series II (n)   $124.31            --                   --             --        17.37%
      All contract charges                               --             5              $   788           0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common
       Shares (n)                                   $104.10            --                   --             --         0.86%
      Highest contract charge 1.45% Common
       Shares (n)                                   $ 86.77            --                   --             --        (0.10)%
      All contract charges                               --           195              $21,721           0.00%          --
2011  Lowest contract charge 0.50% Common
       Shares (n)                                   $103.21            --                   --             --        (9.53)%
      Highest contract charge 1.45% Common
       Shares (n)                                   $ 86.86            --                   --             --       (12.04)%
      All contract charges                               --           143              $16,122           0.00%          --
2010  Lowest contract charge 0.70% Common
       Shares (n)                                   $128.82            --                   --             --        24.79%
      Highest contract charge 1.34% Common
       Shares (n)                                   $128.55            --                   --             --        24.57%
      All contract charges                               --            29              $ 3,760           0.00%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                                          UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ----------------- -------------- ---------
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (p)     $131.69            --                   --             --        18.04%
      Highest contract charge 1.45% Common
       Shares (p)                                        $114.86            --                   --             --        16.92%
      All contract charges                                    --           683              $88,396           5.63%          --
2011  Lowest contract charge 0.50% Common Shares (p)     $111.56            --                   --             --         4.73%
      Highest contract charge 1.34% Common
       Shares (p)                                        $110.31            --                   --             --         3.85%
      All contract charges                                    --           301              $33,347           6.59%          --
2010  Lowest contract charge 0.70% Common Shares (p)     $106.45            --                   --             --         4.86%
      Highest contract charge 1.34% Common
       Shares (p)                                        $106.22            --                   --             --         4.67%
      All contract charges                                    --            53              $ 5,682           0.00%          --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (u)     $101.88            --                   --             --        12.99%
      Highest contract charge 1.45% Common
       Shares (u)                                        $100.29            --                   --             --        11.91%
      All contract charges                                    --           273              $27,513           0.00%          --
2011  Lowest contract charge 0.70% Common Shares (u)     $ 90.05            --                   --             --        (7.12)%
      Highest contract charge 1.34% Common
       Shares (u)                                        $ 89.68            --                   --             --        (7.48)%
      All contract charges                                    --            64              $ 5,792           0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (n)     $ 83.22            --                   --             --         4.64%
      Highest contract charge 1.45% Common
       Shares (n)                                        $ 81.92            --                   --             --         3.64%
      All contract charges                                    --            60              $ 5,527           0.00%          --
2011  Lowest contract charge 0.50% Common Shares (n)     $ 79.53            --                   --             --       (16.05)%
      Highest contract charge 1.34% Common
       Shares (n)                                        $ 79.10            --                   --             --       (16.49)%
      All contract charges                                    --            32              $ 2,757           0.35%          --
2010  Lowest contract charge 0.90% Common Shares (n)     $112.82            --                   --             --        13.52%
      Highest contract charge 1.20% Common
       Shares (n)                                        $112.58            --                   --             --        13.30%
      All contract charges                                    --             2              $   268           0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Shares (p)    $112.62            --                   --             --        21.44%
      Highest contract charge 1.45% Service Shares (p)   $ 98.77            --                   --             --        20.28%
      All contract charges                                    --           827              $91,646           1.97%          --
2011  Lowest contract charge 0.50% Service Shares (p)    $ 92.74            --                   --             --       (18.44)%
      Highest contract charge 1.45% Service Shares (p)   $ 82.12            --                   --             --       (15.20)%
      All contract charges                                    --           499              $45,930           2.84%          --
2010  Lowest contract charge 0.50% Service Shares (p)    $113.71            --                   --             --         8.60%
      Highest contract charge 1.34% Service Shares (p)   $113.40            --                   --             --         8.34%
      All contract charges                                    --           144              $16,398           1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class (n)     $120.05            --                   --             --        15.36%
      Highest contract charge 1.45% Service Class (n)    $104.22            --                   --             --        14.25%
      All contract charges                                    --           507              $61,848           1.50%          --
2011  Lowest contract charge 0.70% Service Class (n)     $108.65            --                   --             --        (2.46)%
      Highest contract charge 1.34% Service Class (n)    $107.72            --                   --             --        (3.09)%
      All contract charges                                    --           281              $29,846           1.30%          --
2010  Lowest contract charge 0.70% Service Class (n)     $111.39            --                   --             --         7.84%
      Highest contract charge 1.34% Service Class (n)    $111.16            --                   --             --         7.65%
      All contract charges                                    --            55              $ 6,102           0.00%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Service Class (p)    $137.59             --                  --             --        15.87%
      Highest contract charge 1.34% Service Class (p)   $135.54             --                  --             --        15.12%
      All contract charges                                   --             40            $  5,419           0.24%          --
2011  Lowest contract charge 0.70% Service Class (p)    $118.75             --                  --             --        (0.34)%
      Highest contract charge 1.34% Service Class (p)   $117.74             --                  --             --        (0.98)%
      All contract charges                                   --             22            $  2,551           0.26%          --
2010  Lowest contract charge 0.70% Service Class (p)    $119.15             --                  --             --        12.10%
      Highest contract charge 1.34% Service Class (p)   $118.90             --                  --             --        11.90%
      All contract charges                                   --              3            $    314           0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2012  Lowest contract charge 0.90% Service Class (n)    $131.01             --                  --             --        17.76%
      Highest contract charge 1.34% Service Class (n)   $129.66             --                  --             --        17.23%
      All contract charges                                   --             50            $  6,232           0.82%          --
2011  Lowest contract charge 0.90% Service Class (n)    $111.25             --                  --             --        (3.29)%
      Highest contract charge 1.34% Service Class (n)   $110.60             --                  --             --        (3.72)%
      All contract charges                                   --             32            $  3,388           0.82%          --
2010  Lowest contract charge 0.90% Service Class (n)    $115.04             --                  --             --         9.34%
      Highest contract charge 1.34% Service Class (n)   $114.87             --                  --             --         9.20%
      All contract charges                                   --             16            $  1,748           0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class (p)    $136.46             --                  --             --        13.69%
      Highest contract charge 1.45% Service Class (p)   $104.14             --                  --             --        12.61%
      All contract charges                                   --            137            $ 18,531           0.00%          --
2011  Lowest contract charge 0.50% Service Class (p)    $120.03             --                  --             --         0.55%
      Highest contract charge 1.45% Service Class (p)   $ 92.48             --                  --             --        (3.74)%
      All contract charges                                   --             80            $  9,624           0.00%          --
2010  Lowest contract charge 0.70% Service Class (p)    $119.29             --                  --             --        11.34%
      Highest contract charge 1.34% Service Class (p)   $119.04             --                  --             --        11.14%
      All contract charges                                   --             16            $  1,973           0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Service Class (w)    $104.12             --                  --             --         3.92%
      Highest contract charge 1.45% Service Class (p)   $105.89             --                  --             --        11.57%
      All contract charges                                   --            316            $ 41,304           6.82%          --
2011  Lowest contract charge 0.50% Service Class (p)    $117.74             --                  --             --         5.98%
      Highest contract charge 1.45% Service Class (p)   $ 94.91             --                  --             --        (3.94)%
      All contract charges                                   --            175            $ 20,340           3.47%          --
2010  Lowest contract charge 0.70% Service Class (p)    $111.03             --                  --             --         9.36%
      Highest contract charge 1.34% Service Class (p)   $110.79             --                  --             --         9.16%
      All contract charges                                   --             19            $  2,068           0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (F)(O)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A              $106.13             --                  --             --        13.64%
      Highest contract charge 1.45% Class A             $ 74.76             --                  --             --        12.56%
      All contract charges                                   --          5,853            $503,519           0.23%          --
2011  Lowest contract charge 0.50% Class A              $ 93.39             --                  --             --        (6.52)%
      Highest contract charge 1.45% Class A             $ 66.42             --                  --             --        (7.42)%
      All contract charges                                   --          6,544            $497,562           0.15%          --
2010  Lowest contract charge 0.50% Class A              $ 99.90             --                  --             --        17.31%
      Highest contract charge 1.45% Class A             $ 71.74             --                  --             --        16.19%
      All contract charges                                   --          7,304            $598,009           0.87%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (F)(O) (CONTINUED)
2009  Lowest contract charge 0.50% Class A       $ 85.16             --                  --             --        36.94%
      Highest contract charge 1.45% Class A      $ 61.74             --                  --             --        35.63%
      All contract charges                            --          7,754            $543,315           0.40%          --
2008  Lowest contract charge 0.50% Class A       $ 62.19             --                  --             --       (46.81)%
      Highest contract charge 1.45% Class A      $ 45.52             --                  --             --       (47.32)%
      All contract charges                            --          7,902            $406,785           0.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (F)(O)
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B       $ 79.55             --                  --             --        13.64%
      Highest contract charge 1.30% Class B      $ 99.75             --                  --             --        12.74%
      All contract charges                            --            268            $ 20,873           0.23%          --
2011  Lowest contract charge 0.50% Class B       $ 70.00             --                  --             --        (6.75)%
      Highest contract charge 1.30% Class B      $ 88.48             --                  --             --        (7.49)%
      All contract charges                            --            303            $ 20,908           0.15%          --
2010  Lowest contract charge 0.50% Class B       $ 75.07             --                  --             --        17.02%
      Highest contract charge 1.30% Class B      $ 95.64             --                  --             --        16.10%
      All contract charges                            --            367            $ 27,322           0.87%          --
2009  Lowest contract charge 0.50% Class B       $ 64.15             --                  --             --        36.58%
      Highest contract charge 1.30% Class B      $ 82.38             --                  --             --        35.52%
      All contract charges                            --            279            $ 17,675           0.40%          --
2008  Lowest contract charge 0.50% Class B       $ 46.97             --                  --             --       (46.94)%
      Highest contract charge 1.30% Class B      $ 60.79             --                  --             --       (47.37)%
      All contract charges                            --            133            $  6,081           0.49%          --
MULTIMANAGER CORE BOND
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.59             --                  --             --         1.52%
      Highest contract charge 1.45% Class B      $146.53             --                  --             --         3.94%
      All contract charges                            --            985            $145,634           2.08%          --
2011  Lowest contract charge 0.50% Class B       $155.17             --                  --             --         5.28%
      Highest contract charge 1.45% Class B      $140.97             --                  --             --         4.28%
      All contract charges                            --            844            $120,045           2.57%          --
2010  Lowest contract charge 0.50% Class B       $147.39             --                  --             --         5.68%
      Highest contract charge 1.45% Class B      $135.19             --                  --             --         4.66%
      All contract charges                            --            818            $111,731           2.80%          --
2009  Lowest contract charge 0.50% Class B       $139.47             --                  --             --         7.77%
      Highest contract charge 1.45% Class B      $129.17             --                  --             --         6.74%
      All contract charges                            --            666            $ 86,980           3.57%          --
2008  Lowest contract charge 0.50% Class B       $129.41             --                  --             --         1.95%
      Highest contract charge 1.45% Class B      $121.01             --                  --             --         0.98%
      All contract charges                            --            582            $ 71,497           4.88%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $136.60             --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $122.91             --                  --             --        16.03%
      All contract charges                            --            442            $ 55,004           1.41%          --
2011  Lowest contract charge 0.50% Class B       $116.60             --                  --             --       (18.39)%
      Highest contract charge 1.45% Class B      $105.93             --                  --             --       (19.17)%
      All contract charges                            --            489            $ 52,486           1.60%          --
2010  Lowest contract charge 0.50% Class B       $142.88             --                  --             --         6.42%
      Highest contract charge 1.45% Class B      $131.06             --                  --             --         5.40%
      All contract charges                            --            552            $ 73,081           2.93%          --
2009  Lowest contract charge 0.50% Class B       $134.26             --                  --             --        29.27%
      Highest contract charge 1.45% Class B      $124.34             --                  --             --        28.04%
      All contract charges                            --            597            $ 74,900           1.59%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                   --             --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                   --             --       (48.00)%
      All contract charges                         --           616              $60,647           1.53%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $124.33            --                   --             --        13.94%
      Highest contract charge 1.45% Class B   $111.87            --                   --             --        12.84%
      All contract charges                         --           108              $12,243           0.57%          --
2011  Lowest contract charge 0.50% Class B    $109.12            --                   --             --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                   --             --        (8.69)%
      All contract charges                         --           125              $12,610           0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                   --             --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                   --             --         9.93%
      All contract charges                         --           137              $15,023           0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                   --             --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                   --             --        30.58%
      All contract charges                         --           150              $15,024           1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                   --             --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                   --             --       (40.41)%
      All contract charges                         --           159              $12,192           0.51%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $143.09            --                   --             --        15.00%
      Highest contract charge 1.45% Class B   $128.75            --                   --             --        13.89%
      All contract charges                         --           368              $48,051           1.18%          --
2011  Lowest contract charge 0.50% Class B    $124.43            --                   --             --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                   --             --        (6.89)%
      All contract charges                         --           414              $47,447           0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                   --             --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                   --             --        11.51%
      All contract charges                         --           468              $57,445           0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                   --             --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                   --             --        21.09%
      All contract charges                         --           507              $55,659           1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                   --             --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                   --             --       (38.36)%
      All contract charges                         --           523              $47,681           1.42%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B    $130.78            --                   --             --        14.64%
      Highest contract charge 1.45% Class B   $120.32            --                   --             --        13.78%
      All contract charges                         --           511              $62,998           0.00%          --
2011  Lowest contract charge 0.70% Class B    $114.08            --                   --             --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                   --             --        (9.22)%
      All contract charges                         --           573              $61,816           0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                   --             --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                   --             --        25.04%
      All contract charges                         --           642              $76,165           0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                   --             --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                   --             --        39.71%
      All contract charges                         --           679              $64,442           0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                   --             --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                   --             --       (44.40)%
      All contract charges                         --           679              $46,112           0.00%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $162.17            --                   --             --        14.24%
      Highest contract charge 1.45% Class B   $145.92            --                   --             --        13.14%
      All contract charges                         --           386              $56,917           0.36%          --
2011  Lowest contract charge 0.50% Class B    $141.96            --                   --             --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                   --             --       (14.58)%
      All contract charges                         --           440              $57,115           0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                   --             --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                   --             --        23.10%
      All contract charges                         --           487              $74,122           0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                   --             --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                   --             --        42.28%
      All contract charges                         --           487              $60,246           3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                   --             --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                   --             --       (36.90)%
      All contract charges                         --           478              $41,835           0.45%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A    $102.94            --                   --             --         4.81%
      Highest contract charge 1.45% Class A   $ 99.32            --                   --             --         3.80%
      All contract charges                         --           520              $87,757           2.29%          --
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                   --             --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                   --             --         3.81%
      All contract charges                         --           546              $88,897           3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                   --             --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                   --             --         5.35%
      All contract charges                         --           586              $92,038           2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                   --             --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                   --             --         8.32%
      All contract charges                         --           599              $89,248           4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                   --             --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                   --             --       (24.43)%
      All contract charges                         --           645              $88,735           9.05%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $133.36            --                   --             --         4.79%
      Highest contract charge 1.30% Class B   $ 96.76            --                   --             --         3.96%
      All contract charges                         --           300              $31,613           2.29%          --
2011  Lowest contract charge 0.50% Class B    $127.26            --                   --             --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                   --             --         3.72%
      All contract charges                         --           289              $29,574           3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                   --             --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                   --             --         5.26%
      All contract charges                         --           305              $30,085           2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                   --             --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                   --             --         8.23%
      All contract charges                         --           277              $26,252           4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                   --             --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                   --             --       (24.49)%
      All contract charges                         --           298              $26,227           9.05%          --
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $126.46            --                   --             --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                   --             --         9.76%
      All contract charges                         --           327              $38,523           0.00%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (CONTINUED)
2011  Lowest contract charge 0.50% Class B              $114.12             --                  --             --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --                  --             --       (16.90)%
      All contract charges                                   --            365            $ 39,106           0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --                  --             --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --                  --             --        25.81%
      All contract charges                                   --            410            $ 52,764           0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --                  --             --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --                  --             --        32.58%
      All contract charges                                   --            429            $ 43,863           0.00%
2008  Lowest contract charge 0.50% Class B              $ 80.00             --                  --             --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --                  --             --       (42.96)%
      All contract charges                                   --            416            $ 32,215           0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $189.51             --                  --             --        16.19%
      Highest contract charge 1.45% Class B             $138.95             --                  --             --        15.08%
      All contract charges                                   --            629            $112,152           0.58%          --
2011  Lowest contract charge 0.50% Class B              $163.11             --                  --             --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --                  --             --       (10.34)%
      All contract charges                                   --            696            $107,551           0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --                  --             --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --                  --             --        22.70%
      All contract charges                                   --            783            $134,605           0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --                  --             --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --                  --             --        24.59%
      All contract charges                                   --            853            $119,151           1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --                  --             --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --                  --             --       (38.77)%
      All contract charges                                   --            872            $ 97,762           0.25%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $135.22             --                  --             --        12.86%
      Highest contract charge 1.45% Class B             $121.67             --                  --             --        11.78%
      All contract charges                                   --            919            $113,684           0.00%          --
2011  Lowest contract charge 0.50% Class B              $119.81             --                  --             --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --                  --             --        (6.20)%
      All contract charges                                   --            978            $108,102           0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --                  --             --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --                  --             --        16.00%
      All contract charges                                   --          1,075            $126,366           0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --                  --             --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --                  --             --        56.15%
      All contract charges                                   --          1,128            $114,338           0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --                  --             --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --                  --             --       (47.85)%
      All contract charges                                   --            995            $ 64,569           0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Service Class (n)    $123.06             --                  --             --        16.02%
      Highest contract charge 1.20% Service Class (n)   $120.74             --                  --             --        15.20%
      All contract charges                                   --              4            $    521           0.60%          --
2011  Lowest contract charge 0.50% Service Class (n)    $106.07             --                  --             --        (0.80)%
      Highest contract charge 1.20% Service Class (n)   $104.81             --                  --             --        (1.50)%
      All contract charges                                   --              2            $    187           0.41%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (n)    $106.41            --                   --             --         7.17%
      Highest contract charge 1.20% Service Class (n)   $106.41            --                   --             --         7.17%
      All contract charges                                   --            --              $    52           0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Advisor Class (n)    $119.10            --                   --             --         4.59%
      Highest contract charge 1.20% Advisor Class (n)   $116.86            --                   --             --         3.86%
      All contract charges                                   --            31              $ 3,633           2.52%          --
2011  Lowest contract charge 0.50% Advisor Class (n)    $113.87            --                   --             --        (8.01)%
      Highest contract charge 1.20% Advisor Class (n)   $112.52            --                   --             --        (8.65)%
      All contract charges                                   --            16              $ 1,926          14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (n)    $123.43            --                   --             --        22.88%
      Highest contract charge 1.20% Advisor Class (n)   $123.17            --                   --             --        22.63%
      All contract charges                                   --             4              $   561          11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2012  Lowest contract charge 0.50% Class B              $112.77            --                   --             --        10.31%
      Highest contract charge 1.35% Class B             $106.82            --                   --             --         9.37%
      All contract charges                                   --           208              $22,217           1.35%          --
2011  Lowest contract charge 0.50% Class B              $102.23            --                   --             --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --                   --             --        (4.13)%
      All contract charges                                   --           217              $21,215           1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --                   --             --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --                   --             --         9.12%
      All contract charges                                   --           202              $20,501           1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --                   --             --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --                   --             --        18.56%
      All contract charges                                   --           171              $15,922           4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --                   --             --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --                   --             --       (31.49)%
      All contract charges                                   --           128              $10,137           3.62%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $110.93            --                   --             --        12.28%
      Highest contract charge 1.45% Class B             $104.41            --                   --             --        11.22%
      All contract charges                                   --           333              $34,948           1.44%          --
2011  Lowest contract charge 0.50% Class B              $ 98.80            --                   --             --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --                   --             --        (5.30)%
      All contract charges                                   --           306              $28,988           1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --                   --             --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --                   --             --        10.32%
      All contract charges                                   --           272              $27,184           1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --                   --             --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --                   --             --        21.42%
      All contract charges                                   --           222              $20,037           4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --                   --             --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --                   --             --       (35.96)%
      All contract charges                                   --           143              $10,694           3.46%          --
TARGET 2035 ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $109.83            --                   --             --        13.54%
      Highest contract charge 1.45% Class B             $103.37            --                   --             --        12.46%
      All contract charges                                   --           295              $30,826           1.51%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.70% Class B        $ 95.70            --                   --             --        (5.31)%
      Highest contract charge 1.45% Class B       $ 91.92            --                   --             --        (6.03)%
      All contract charges                             --           258              $23,880           1.44%          --
2010  Lowest contract charge 0.50% Class B        $101.96            --                   --             --        12.16%
      Highest contract charge 1.45% Class B       $ 97.82            --                   --             --        11.09%
      All contract charges                             --           219              $21,513           1.41%          --
2009  Lowest contract charge 0.50% Class B        $ 90.90            --                   --             --        24.93%
      Highest contract charge 1.45% Class B       $ 88.05            --                   --             --        23.74%
      All contract charges                             --           169              $14,876           4.83%          --
2008  Lowest contract charge 0.50% Class B        $ 72.76            --                   --             --       (38.34)%
      Highest contract charge 1.45% Class B       $ 71.16            --                   --             --       (38.94)%
      All contract charges                             --            97              $ 6,992           3.39%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B        $106.39            --                   --             --        14.62%
      Highest contract charge 1.45% Class B       $101.41            --                   --             --        13.75%
      All contract charges                             --           213              $21,756           1.59%          --
2011  Lowest contract charge 0.70% Class B        $ 92.82            --                   --             --        (6.19)%
      Highest contract charge 1.45% Class B       $ 89.15            --                   --             --        (6.90)%
      All contract charges                             --           179              $16,081           1.35%          --
2010  Lowest contract charge 0.50% Class B        $ 99.81            --                   --             --        12.71%
      Highest contract charge 1.45% Class B       $ 95.76            --                   --             --        11.65%
      All contract charges                             --           147              $14,276           1.25%          --
2009  Lowest contract charge 0.50% Class B        $ 88.55            --                   --             --        27.14%
      Highest contract charge 1.45% Class B       $ 85.77            --                   --             --        25.91%
      All contract charges                             --           117              $10,042           4.83%          --
2008  Lowest contract charge 0.50% Class B        $ 69.65            --                   --             --       (41.63)%
      Highest contract charge 1.45% Class B       $ 68.12            --                   --             --       (42.18)%
      All contract charges                             --            69              $ 4,692           2.97%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Class 2 (n)    $118.35            --                   --             --        14.49%
      Highest contract charge 1.20% Class 2 (n)   $116.12            --                   --             --        13.69%
      All contract charges                             --           135              $15,647           6.09%          --
2011  Lowest contract charge 0.70% Class 2 (n)    $103.02            --                   --             --        (1.56)%
      Highest contract charge 1.20% Class 2 (n)   $102.14            --                   --             --        (2.06)%
      All contract charges                             --            65              $ 6,603           5.27%          --
2010  Lowest contract charge 0.90% Class 2 (n)    $104.51            --                   --             --         4.37%
      Highest contract charge 1.20% Class 2 (n)   $104.29            --                   --             --         4.16%
      All contract charges                             --            19              $ 2,035           0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Common
       Shares (u)                                 $ 85.55            --                   --             --         2.59%
      Highest contract charge 1.34% Common
       Shares (u)                                 $ 84.37            --                   --             --         1.72%
      All contract charges                             --           164              $13,909           0.74%          --
2011  Lowest contract charge 0.50% Common
       Shares (u)                                 $ 83.39            --                   --             --       (16.43)%
      Highest contract charge 1.34% Common
       Shares (u)                                 $ 82.94            --                   --             --       (16.86)%
      All contract charges                             --            76              $ 6,314           0.00%          --

   ----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (d)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  (f)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (g)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (h)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (i)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (j)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (k)Units were made available for sale on July 10, 2009
  (l)Units were made available for sale on September 18, 2009.
  (m)Units were made available for sale on September 30, 2009.
  (n)Units were made available on May 3, 2010.
  (o)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (p)Units were made available on September 20, 2010.
  (q)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (r)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (s)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  (t)Units were made available on May 2, 2011.
  (u)Units were made available on May 20, 2011.
  (v)Units were made available on June 8, 2012.
  (w)Units were made available on August 17, 2012.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-137

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2013 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:


..   EQUI-VEST(R) (SERIES 201)
..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 900)
..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 901)

--------------------------------------------------------------------------------

This Supplement relates to the Structured Investment Option which is currently available under our EQUI-VEST(R) (Series 201), EQUI-VEST(R) Strategies/SM/ (Series 900) and EQUI-VEST(R) Strategies/SM/ (Series 901) contracts. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the "Segments" of the Structured Investment Option, each of which has a limited duration (a "Segment Duration"). The Structured Investment Option may not currently be available under your contract or in your state.


The purpose of this Supplement is solely to add to your current prospectuses (collectively, the "EQUI-VEST(R) prospectus") a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2013. All of the information in the EQUI-VEST(R) prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST(R) prospectus) or in the Structured Investment Option prospectus.


Accordingly, you should read this Supplement in conjunction with your EQUI-VEST(R) prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST(R) prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST(R) prospectus.

CHARGES FOR THE STRUCTURED INVESTMENT OPTION

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled "Charges we periodically deduct from your account value" under "Fee table" in your EQUI-VEST(R) prospectus:

-----------------------------------------------------------------------------
 ADJUSTMENTS FOR EARLY SURRENDER OR OTHER DISTRIBUTION FROM A SEGMENT
-----------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                MAXIMUM AMOUNT THAT MAY BE LOST/(1)/
-----------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment
surrender or other distribution          Investment
(including loans and charges) from a
Segment prior to its Segment Maturity
Date
-----------------------------------------------------------------------------

Notes:

(1)The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix I" in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST(R) contract prospectus.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any account value to the Structured Investment Option, our procedures for allocating contract fees and charges among the investment options you are using is significantly different than in the absence of the Structured Investment Option. Accordingly, the following paragraphs are added to the "Charges and expenses" section.

SEPARATE ACCOUNT ANNUAL EXPENSES

Under the provisions of your EQUI-VEST(R) contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST(R) contract.

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see "Charges and Expenses" in your EQUI-VEST(R) variable annuity prospectus.


                   IM-11-04 (5/12)                                  Cat# 146267
                   EV 201, 900 and 901  NB/IF                           #417013

ANNUAL ADMINISTRATIVE CHARGE

For EQUI-VEST(R) (Series 201) and EQUI-VEST Strategies/SM/ (Series 901), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the account for special dollar cost averaging. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, and then pro rata from the Segments.

For EQUI-VEST(R) Strategies/SM/ (Series 900), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the fixed maturity options. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, then pro rata from the Segments.

ENHANCED DEATH BENEFIT CHARGE
(FOR EQUI-VEST(R) STRATEGIES SERIES 900 AND 901 CONTRACTS)

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options for EQUI-VEST(R) Strategies/SM/ (Series 900) or from the account for special dollar cost averaging for EQUI-VEST(R) Strategies/SM/ (Series 901), to the extent you have value in those investment options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If those amounts are insufficient, we will make up the required amounts from the Segment Holding Account and then pro rata from the Segments.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan.

For EQUI-VEST(R) (Series 201) and EQUI-VEST(R) Strategies (Series 901), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

For EQUI-VEST(R) Strategies (Series 900), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the fixed maturity options. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

ANNUAL LOAN RECORD-KEEPING CHARGE
(FOR EQUI-VEST(R) (SERIES 901) CONTRACTS)

A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday.

The charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
EQUI-VEST(R) Strategies/SM/ is issued by and is a service mark of AXA Equitable.

     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                 The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)     Exhibits.

                 The following exhibits correspond to those required by paragraph (b) of Item 24 as to exhibits in Form N-4:

         1.      (a)        Resolutions of the Board of Directors of The
                            Equitable Life Assurance Society of the United
                            States ("Equitable") authorizing the
                            establishment of the Registrant, previously filed with Registration Statement No. 2-30070 on
                            October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement
                            No. 2-30070 on April 24, 1995, refiled
                            electronically on July 10, 1998, and incorporated herein by reference.

         2.      Not applicable.

         3.      (a)        Distribution and Servicing Agreement dated as of
                            May 1, 1994 among EQ Financial Consultants, Inc.
                            (now AXA Advisors, LLC), Equitable and Equitable
                            Variable incorporated herein by reference to
                            Exhibit 1-A(8) to Registration Statement on Form
                            S-6, (File No. 333-17663), filed on
                            December 11, 1996.

                 (b)        Distribution Agreement, dated as of
                            January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                 (b)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                 (b)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

            (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement (File No. 2-30070) on April 19, 2001, and incorporated herein by reference.

            (d) Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement (File No. 2-30070) on April 19, 2001, and incorporated herein by reference.

            (e) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File No. 2-30070) on April 19, 2004, and incorporated herein by reference.

            (e)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

            (e)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, Registration Statement on Form N-4 (File No.333-05593) on April 24, 2012.

            (e)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                      August 11, 2005.

            (e)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                      August 11, 2005.

            (e)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on
                      April 24, 2012.

                 (e)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 333-05593), filed on April 24, 2012.

                 (e)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) to Exhibit 3(r), filed on
                            April 20, 2009.

                 (e)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) to Exhibit 3(s), filed on April 20,
                            2009.

                 (e)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                 (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.     (a)        Form of Flexible Premium Deferred Annuity
                            Certificate (Policy Form 2004EDCCERT-B)
                            previously filed as an exhibit to this
                            Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (b) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-B) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (c) Form of Group Flexible Premium Combination Fixed and Variable Deferred Variable Annuity Contract (Policy Form 2004TSAGAC) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (d) Form of Group Flexible Premium Deferred Variable Annuity Contract (Policy Form 2004EDCGAC) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (e) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-A) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (f) Form of Flexible Premium Deferred Variable Annuity Certificate (Policy Form 2004EDCCERT-A) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (g) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Form No. 2008TSA901-A), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (h) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (Form No. 2008TSAGAC901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (i) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV-901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (j) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901-ENGAC) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

              (k) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901A) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

              (l) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901B) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (m) Form of Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-G) previously filed with this Registration Statement (File No.
                   333-130988) on April 24, 2012.

              (n)  Form of Endorsement Applicable to Loans
                   (2011ENGACLOANS-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (o)  Form of Endorsement Applicable to Loans
                   (2011LOANS-901) previously filed with this
                   Registration Statement (File No. 333-130988) on
                   April 24, 2012.

              (p)  Application for EQUI-VEST Strategies TSA (Series
                   901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT TSA-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (q)  Application for EQUI-VEST Strategies EDC (Series
                   901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT EDC-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (r) Application for EQUI-VEST Strategies 401(a) (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT 401(a)-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

        5.      (a)        Form of TSA 403(b) Group Annuity Contract
                           Application (Policy Form 2004/403(b)) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                (b) Form of EDC (457) Group Annuity Contract Application (Policy Form 2004/457) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                (c) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                (d) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2004 TSA STRAT) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                (e) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT ST VAR) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                (f) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (2004 TSA STRAT ST VAR) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                (g) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Form No. 2008 TSA STRAT), previously filed with this Registration Statement (File
                           No. 333-130988) on April 20, 2009.

                (h) Form of TSA 403(b) Group Annuity Contract Application for EQUI-VEST Strategies (Series
                           901)(Policy Form 2008/403(b)), previously filed with this Registration Statement (File
                           No. 333-130988) on April 20, 2009.

                (i) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2008 EDC STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

                (j) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2008 TSA STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

                (k) Form of EQUI-VEST Strategies 401(a) Enrollment Form (Policy Form 2009 401(a) STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

                (l) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2011 TSA Strat (10-12)), filed herewith.

                (m) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2011 EDC Strat (10-12)), filed herewith.

       6.       (a)        Restated Charter of AXA Equitable, as amended
                           August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No.
                           333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

       7.       Not applicable.

       8.       (a)        Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable Life Insurance
                           Company ("AXA Equitable"), AXA Distributors and
                           AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment
                           No. 25 to the EQ Advisor's Trust Registration
                           Statement on Form N-1A (File No. 333-17217 and
                           811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.


                (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

                (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

                (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

                (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

            (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File
                    No. 333-160951) filed on November 16, 2009.

            (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

            (d) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

            (e) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

            (f) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/ Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

            (f)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

            (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File
                    No. 333-178750) filed on December 23, 2011.

            (h) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

            (j) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

            (j)(i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (k)     Participation Agreement among Oppenheimer Variable

                           Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company (File No. 333-130988), dated July 22, 2005 previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

                  (k)(i) Amendment No. 1 to Participation Agreement, dated April 1, 2010 (File No. 333-130988) previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

                  (l) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                  (m) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File
                           No. 333-160951) filed on November 16, 2009.

                  (m)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File
                           No. 333-178750) filed on December 23, 2011.

                  (n) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

           9. Opinion and Consent of Dodie Kent, Vice-President and Associate General Counsel of AXA Equitable Life Insurance Company, as to the legality of the securities being registered, filed herewith.

           10.    (a)      Notice concerning regulatory relief, previously
                           filed with Registration Statement on Form N-4
                           (File No. 2-30070) on May 27, 1992, refiled electronically on July 10, 1998 and incorporated herein by reference.

                  (b) Consent of PricewaterhouseCoopers LLP, filed herewith.

                  (c)      Powers of Attorney, filed herewith.

           11.    Not applicable.

           12.    Not applicable.

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Director, Chairman of the Board and
                                Chief Executive Officer

*Andrew J. McMahon      Director and President

OTHER OFFICERS

*Anders B. Malmstrom    Senior Executive Director
                        and Chief Financial Officer

*Andrea M. Nitzan       Executive Director
                        and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

              Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2012 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-182903) on Form N-4 filed November 27, 2012.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2012 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-186807) on Form N-4 filed February 22, 2013.

Item 27. Number of Contractowners

         As of March 31, 2013, there were 56,224 Qualified Contract Owners and 149 Non-Qualified Contract Owners of the EQUI-VEST Strategies contracts offered under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.

                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                            (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                            (ii) any person made or threatened to be made a
                                 party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                            (iii)the related expenses of any such person in any
                                 of said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

                 (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       President and Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investments Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

                 (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 23rd day of April, 2013.

                              SEPARATE ACCOUNT A OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Dodie Kent
                                   -----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 23rd day of April, 2013.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Mark Pearson                 Peter S. Kraus     Bertram Scott
Barbara Fallon-Walsh         Andrew J. McMahon  Lorie A. Slutsky
Danny L. Hale                                   Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 23, 2013

                                 EXHIBIT INDEX

EXHIBIT                                                                                  TAG
  NO.                                                                                   VALUE
-------                                                                                 -----

5(l)     Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2011
         TSA Strat (10-12)                                                              EX-99.5l

5(m)     Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2011
         EDC Strat (10-12)                                                              EX-99.5l

9        Opinion and Consent of Counsel                                                 EX-99.9

10(b)    Consent of PricewaterhouseCoopers LLP                                          EX-99.10b

10(c)    Powers of Attorney                                                             EX-99.10c